UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000E

Bethesda, MD 20814

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2020

Decline of the Retail Store ETF  EMTY

DJ Brookfield Global Infrastructure ETF  TOLZ

Equities for Rising Rates ETF  EQRR

Global Listed Private Equity ETF  PEX

Hedge Replication ETF  HDG

High Yield–Interest Rate Hedged  HYHG

Inflation Expectations ETF  RINF

Investment Grade–Interest Rate Hedged  IGHG

K-1 Free Crude Oil Strategy ETF*  OILK

Large Cap Core Plus  CSM

Long Online/Short Stores ETF  CLIX

Managed Futures Strategy ETF*  FUT

Merger ETF  MRGR

Morningstar Alternatives Solution ETF  ALTS

MSCI EAFE Dividend Growers ETF  EFAD

MSCI Emerging Markets Dividend Growers ETF  EMDV

MSCI Europe Dividend Growers ETF  EUDV

MSCI Transformational Changes ETF  ANEW

Online Retail ETF  ONLN

Pet Care ETF  PAWZ

RAFITM Long/Short  RALS

Russell 2000 Dividend Growers ETF  SMDV

Russell U.S. Dividend Growers ETF  TMDV

S&P 500® Bond ETF  SPXB

S&P 500® Dividend Aristocrats ETF  NOBL

S&P 500® Ex-Energy ETF  SPXE

S&P 500® Ex-Financials ETF  SPXN

S&P 500® Ex-Health Care ETF  SPXV

S&P 500® Ex-Technology ETF  SPXT

S&P MidCap 400® Dividend Aristocrats ETF  REGL

S&P Technology Dividend Aristocrats ETF  TDV

Short Term USD Emerging Markets Bond ETF  EMSH

*  "The K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF funds are consolidated with Cayman Crude Oil Strategy Portfolio and Cayman Portfolio I, respectivley. A claim of exemption pursuant to the Commodity Futures Trading Commission ("CFTC") Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC."

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XXI	Expense Examples
1	Schedule of Portfolio Investments
89	Statements of Assets and Liabilities
96	Statements of Operations
103	Statements of Changes in Net Assets
115	Financial Highlights
133	Notes to Financial Statements
158	Board Approval of Investment Advisory Agreement
164	Miscellaneous Information

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DEAR SHAREHOLDER:

During times of uncertainty such as these, we appreciate the opportunity to reaffirm our commitment to our customers, partners and associates. ProShares is focused on continually taking the necessary steps to ensure the safety of our employees and effective management of our funds. The following is the ProShares Semiannual Report for the six months ended November 30, 2020.

U.S. Stocks Rally as Economy Copes with the Pandemic

U.S. equities rallied for the reporting period overall, despite a fall resurgence of COVID-19 and deteriorating conditions in late November that impacted many sectors of the economy. U.S. equities set records during the third calendar quarter, as the S&P 500® and the Dow Jones Industrial Average® rose 8.9% and 8.2% respectively, with technology stocks outperforming in particular. The Dow® climbed late in the period driven by positive vaccine news and some clarity on the presidential election's likely outcome. In fact, it closed above the 30,000 level for the first time in history on November 24. Third-quarter real GDP growth was revised upward to 33.1% (annualized) after falling 31.4% in the second quarter due to the pandemic's devastating economic toll. Employment also improved during the reporting period, though hiring slowed slightly in November.

Over the six-month reporting period, the S&P 500 rose 20.0% and the Dow gained 18.0%. The S&P MidCap 400® climbed 23.9% and the small-cap Russell 2000® Index rose 31.4%. Nine of 10 Dow Jones U.S. Industry Indexes advanced, including consumer goods (32.3%) and technology (29.0%), while oil & gas declined 1.3%.

International Equities Rally Despite COVID-19 Resurgence

During the reporting period, developed markets outside North America returned 20.2%, as measured by the MSCI EAFE Index®. The MSCI Europe Index® climbed 20.1% despite European COVID-19 cases increasing and new public restrictions implemented during the fall, with a €750 billion pandemic relief fund aiding recovery.

The MSCI Japan Index® also rose 18.4%, which economists attributed to pent up demand among consumers after COVID-19 emergency measures were lifted in late May. In emerging markets during the period, the broad MSCI Emerging Markets Index® and the FTSE China 50 Index® climbed 31.1% and 23.3%, respectively. Chinese stocks benefited from indications that Chinese factory activity surpassed forecasts in November and from central banks announcing additional low-interest loans.

U.S. Treasurys Retreat, Corporate and High-Yield Bonds Rally, and Dollar Falls

Bonds returned 1.8% overall during the reporting period, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Treasurys fell, as the Ryan Labs Treasury 10 Index dipped 1.2% and the Ryan Labs Treasury 30 Year Index was down 3.5%. High yield bond markets returned 8.4%, based on the Markit iBoxx $ Liquid High Yield Index, which outpaced investment-grade corporate bond returns of 6.6%, as measured by the Markit iBoxx $ Liquid Investment Grade Index.

The U.S. dollar fell 6.8%, as measured by the Bloomberg Dollar Index Spot. Recent dollar weakness has boosted returns for U.S.-based investors with international exposure because the foreign exchange rates are favorable when converting their profits back to U.S dollars.

ProShares Assets Rise

Over the period, ProShares' assets under management rose 13%, from $40.3 billion to $45.5 billion. We also expanded our suite of thematic funds in late 2020 with the launch of ProShares MSCI Transformational Changes ETF (ANEW). ANEW invests in companies which may benefit from transformational changes in how we work, take care of our health, and consume and connect—changes accelerated by COVID-19.

Many investors turn to ProShares looking for a diverse lineup of ETFs that enable them to tailor portfolios to meet their investment needs. We are committed to providing investors with innovative opportunities across an array of ETF strategies and market segments. We thank you for the trust and confidence you have placed in us by choosing ProShares and appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Decline of the Retail Store ETF (Ticker: EMTY)

ProShares Decline of the Retail Store ETF (the "Fund") seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Index is constructed and maintained by Solactive AG. The Index seeks to measure the performance of publicly traded "bricks and mortar" retail companies whose retail revenue is derived principally from in-store sales. Short exposure may be attractive to investors who believe bricks and mortar stores face threats from ongoing trends, such as the growth of online shopping and markets oversaturated with stores. Companies must derive more than 50% of their global revenues from retail operations and more than 75% of their retail revenues from in-store sales to be included in the Index. In addition a company must be domiciled in the US; its securities must be listed on a U.S. stock exchange and must meet certain liquidity and market capitalization requirements. The Index includes only U.S. companies. The Index is rebalanced monthly to equal weight and reconstituted in June each year.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive-ProShares Bricks and Mortar Retail Store
Composite Index – Composition

% of Index
Consumer Discretionary	77.0%
Consumer Staples	20.8%
Materials	2.2%

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Closed End Funds	1%
Master Limited Partnership	7%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	8.6%
Crown Castle International Corp.	5.9%
Enbridge, Inc.	5.4%
Vinci SA	4.5%
National Grid plc	3.7%

Dow Jones Brookfield Global Infrastructure Composite
Index – Composition

% of Index
Oil & Gas Storage & Transportation	33.6%
Communications	20.9%
Electricity Transmission & Distribution	15.3%
Diversified	7.5%
Master Limited Partnerships (MLP)	7.2%
Water	6.1%
Toll Roads	4.7%
Airports	4.2%
Ports	0.5%

Dow Jones Brookfield Global Infrastructure Composite
Index – Country

% of Index
United States	49.9%
Canada	14.3%
United Kingdom	6.1%
Spain	5.7%
France	5.6%
Australia	4.6%
Italy	3.6%
Others	3.3%
China	2.9%
Hong Kong	2.3%
Japan	1.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: III

ProShares Equities for Rising Rates ETF (Ticker: EQRR)

ProShares Equities for Rising Rates ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the "Index"). The goal of the Index is to provide relative outperformance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury rates. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider). The component securities of the Index are selected by the Index Provider from a universe (the "Universe") of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Charles Schwab Corp. (The)	3.3%
Citizens Financial Group, Inc.	3.2%
PNC Financial Services Group, Inc. (The)	3.1%
Morgan Stanley	3.1%
Citigroup, Inc.	3.1%

Nasdaq U.S. Large Cap
Equities for Rising Rates
Index – Composition

% of Index
Financials	35.1%
Energy	25.7%
Materials	18.6%
Industrials	8.6%
Consumer Discretionary	7.4%
Information Technology	2.6%
Communication Services	2.0%

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX AG, consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Closed End Funds	13%
Master Limited Partnership	2%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ares Capital Corp.	10.8%
3i Group plc	9.4%
Onex Corp.	9.1%
Eurazeo SE	6.4%
Wendel SE	6.4%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	47.4%
United Kingdom	16.7%
France	12.9%
Canada	9.2%
Switzerland	5.7%
Belgium	2.5%
Guernsey	2.1%
Sweden	2.0%
Germany	1.5%

IV :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model® — Exchange Series (the "Benchmark"). The Benchmark, sponsored by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	26%
Swap Agreements (Long)	15%
Long Euro Futures Contracts	4%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Caesars Entertainment, Inc.	0.1%
Penn National Gaming, Inc.	0.1%
Mirati Therapeutics, Inc.	0.1%
Sunrun, Inc.	0.1%
Plug Power, Inc.	0.1%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	61.6%
Russell 2000® Total Return Index	26.1%
MSCI Emerging Markets Free USD Net Total Return	10.2%
MSCI EAFE USD Net Total Return Index	2.6%
S&P 500® Total Return Index	1.5%
Proshares Ultrashort Euro ETF	(2.0%)

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds ("high yield bonds") and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc and Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	97%
U.S. Treasury Notes Futures Contracts	(91%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
TransDigm, Inc., 6.25%, due 03/15/26	2.1%
Netflix, Inc., 4.88%, due 04/15/28	1.8%
Ford Motor Co., 9.00%, due 04/22/25	1.6%
Bausch Health Cos., Inc., 7.00%, due 03/15/24	1.6%
United Rentals North America, Inc., 4.88%, due 01/15/28	1.3%

FTSE High Yield (Treasury Rate-Hedged) Index – Composition

% of High Yield Bonds
Industrials	85.0%
Utilities	7.9%
Financials	7.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: V

ProShares Inflation Expectations ETF (Ticker: RINF)

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index"). The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Index serves a third position, which is a cash equivalent security that represents the repo rate earned on the short position. The Index is designed to measure the performance of the Break Even Rate of Inflation. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	81%
Swap Agreements (Long)	19%
Swap Agreements (Long exposure to inverse index)	143%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100.0%
30-Year U.S. Treasury Bond	(142.8%)

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the investment grade bonds. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S. and internationally domiciled companies that: are fixed rate; have a minimum rating of Baa3/BBB- by both Moody's Investors Service, Inc. and Standard and Poor's Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury Notes/Bonds Futures Contracts	(94%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Goldman Sachs Group, Inc. (The), 6.75%, due 10/01/37	1.8%
GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1.4%
Pfizer, Inc., 7.20%, due 03/15/39	1.1%
Citigroup, Inc., 4.45%, due 09/29/27	1.0%
Vodafone Group plc, 5.25%, due 05/30/48	1.0%

FTSE Corporate Investment Grade (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	48.0%
Financials	41.5%
Utilities	10.5%

VI :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)

ProShares K-1 Free Crude Oil Strategy ETF (the "Fund") seeks to provide total return through actively managed exposure to the West Texas Intermediate ("WTI") crude oil futures markets. The Fund generally will not invest directly in WTI crude oil futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor and invests directly in WTI crude oil futures. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund, such as to help achieve the Fund's investment objective or increase the tax efficiency of the Fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	100%
Total Exposure	100%

WTI crude oil futures markets – Composition

% of Index
WTI Crude Oil	100%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements (Long)	37%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.1%
Microsoft Corp.	3.5%
Amazon.com, Inc.	2.8%
Facebook, Inc., Class A	1.4%
Alphabet, Inc., Class A	1.0%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Information Technology	27.7%
Health Care	16.0%
Financials	12.5%
Consumer Discretionary	11.6%
Communication Services	11.3%
Consumer Staples	7.4%
Industrials	4.5%
Real Estate	4.2%
Energy	2.7%
Materials	1.5%
Utilities	0.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: VII

ProShares Long Online/Short Stores ETF (Ticker: CLIX)

ProShares Long Online/Short Stores ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the "Index"). The Index is constructed and maintained by SolactiveAG. The Index consists of long positions in the online retailers included in the ProShares Online Retail Index and short positions in the "bricks and mortar" retailers included in the Solactive-ProShares Bricks and Mortar Retail Store Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	2%
Swap Agreements (Short)	(50%)
Total Exposure	50%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.4%
Alibaba Group Holding Ltd. (ADR)	10.3%
Etsy, Inc.	5.0%
Chewy, Inc., Class A	5.0%
Wayfair, Inc., Class A	4.5%

ProShares Long Online/Short Stores Index – Composition

% of Index
Consumer Discretionary	92.3%
Consumer Staples	6.9%
Materials	0.8%

ProShares Managed Futures Strategy ETF (Ticker: FUT)

ProShares Managed Futures Strategy ETF (the "Fund") seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies markets by taking long or short positions in related futures contracts. The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund, such as to help achieve the Fund's investment objective or increase the tax efficiency of the Fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	22%
Commodity Futures Contracts (Short)	(16%)
Currency Futures Contracts (Long)	31%
Currency Futures Contracts (Short)	(10%)
U.S. Treasury Notes Futures Contracts (Short)	(18%)
U.S. Treasury Bonds Futures Contracts (Short)	(8%)
Total Exposure	1%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Strategic Futures
Index – Composition

Commodities Holdings	% of Benchmark
Soybeans	4.5%
Cotton	3.4%
Wheat	3.3%
Corn	2.7%
Copper	2.7%
Lean Hogs	2.2%
Sugar	2.1%
Natural Gas	1.4%
Crude Oil	(0.8%)
Unleaded Gasoline	(1.0%)
Silver	(1.0%)
Heating Oil	(1.3%)
Gold	(2.3%)
Coffee	(2.6%)
Live Cattle	(3.1%)
Cocoa	(3.7%)
Currency Exposure	% of Benchmark
Japanese Yen	13.0%
Switzerland Franc	7.6%
Canadian Dollar	5.4%
British Pound	3.7%
Australian Dollar	(3.3%)
Euro	(6.8%)
Fixed Income Holdings	% of Benchmark
30 Year Bond	(8.1%)
10 Year Note	(17.7%)

VIII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to produce consistent, positive returns in virtually all market environments, although there are no assurances it will achieve this result. The Index, created by Standard & Poor's® , is comprised of a maximum of 80 companies, including up to 40 companies that are currently targets in merger deals, which are represented by long positions in the Index, and up to 40 companies that are acquirers for the same stock merger deals, which are represented by short positions in the Index The Index includes a cash component, which earns the three-month U.S. Treasury Bill rate. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements (Short)	(35%)
Forward Currency Contracts	(25%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Shimachu Co. Ltd.	4.0%
Parsley Energy, Inc., Class A	3.9%
CIT Group, Inc.	3.8%
BMC Stock Holdings, Inc.	3.5%
Maxim Integrated Products, Inc.	3.5%

S&P Merger Arbitrage
Index – Composition

% of Index
Consumer Discretionary	23.3%
Financials	17.2%
Information Technology	15.5%
Health Care	15.1%
Communication Services	7.5%
Consumer Staples	7.3%
Industrials	7.1%
Utilities	7.0%

Regional Exposure

% of Index
United States	80.7%
Germany	6.6%
United Kingdom	5.9%
Japan	3.9%
Australia	3.1%
Canada	0.0%
Netherlands	(0.2%)

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified AlternativesSM Index (the "Index"). The Index seeks to provide diversified exposure to alternative asset classes. The Index consists of a comprehensive set of exchange-traded funds in the ProShares lineup that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge-fund replication, private equity, infrastructure or inflation-related investments.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Merger ETF	26.3%
ProShares Hedge Replication ETF	23.5%
ProShares Managed Futures Strategy ETF	16.6%
ProShares Inflation Expectations ETF	14.7%
ProShares RAFI Long/Short	7.9%

Morningstar Diversified
Alternatives Index – Composition

Strategy	% of Index
Market Neutral	26.3%
Hedge Fund Replication	23.5%
Managed Futures	16.6%
Inflation	14.8%
Long/Short	7.9%
Private Equity	5.7%
Infrastructure	5.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: IX

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nihon M&A Center, Inc.	1.6%
GN Store Nord A/S	1.5%
Kobayashi Pharmaceutical Co. Ltd.	1.5%
Nitori Holdings Co. Ltd.	1.5%
Kurita Water Industries Ltd.	1.5%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Industrials	17.6%
Health Care	17.0%
Consumer Staples	14.3%
Consumer Discretionary	12.0%
Utilities	10.2%
Real Estate	10.0%
Financials	9.3%
Materials	4.8%
Information Technology	2.7%
Energy	2.1%

MSCI EAFE Dividend Masters
Index – Country

% of Index
Japan	28.8%
United Kingdom	16.7%
Australia	11.5%
Hong Kong	9.5%
Switzerland	9.2%
Others	6.9%
Denmark	5.9%
Spain	3.0%
France	2.9%
Belgium	2.8%
Netherlands	2.8%

X :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	105%
Total Exposure	105%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
iShares MSCI Kuwait ETF	3.4%
Bajaj Finance Ltd.	2.2%
Jollibee Foods Corp.	2.0%
Krungthai Card PCL	2.0%
China Tourism Group Duty Free Corp. Ltd., Class A	1.9%

MSCI Emerging Markets Dividend Masters Index – Composition

% of Index
Financials	24.2%
Real Estate	17.9%
Consumer Staples	12.2%
Industrials	9.6%
Consumer Discretionary	8.5%
Information Technology	7.2%
Health Care	7.2%
Materials	5.1%
Utilities	4.7%
Energy	3.4%

MSCI Emerging Markets Dividend Masters Index – Country

% of Index
China	33.7%
India	21.9%
South Africa	10.6%
Philippines	7.1%
Others	6.6%
Indonesia	6.3%
Mexico	3.5%
Korea	3.0%
Malaysia	3.0%
United Arab Emirates	2.2%
Russia	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XI

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
GN Store Nord A/S	2.5%
Partners Group Holding AG	2.4%
BASF SE	2.4%
Novartis AG (Registered)	2.4%
DiaSorin SpA	2.4%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Consumer Staples	18.6%
Health Care	17.7%
Industrials	16.0%
Financials	12.8%
Materials	9.9%
Utilities	9.3%
Consumer Discretionary	7.0%
Information Technology	5.5%
Telecommunication Services	3.2%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	34.5%
Switzerland	19.1%
Denmark	12.2%
Spain	6.1%
France	6.1%
Belgium	5.9%
Netherlands	5.9%
Germany	3.8%
Ireland	3.3%
Norway	3.1%

XII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Transformational Changes ETF (Ticker: ANEW)

ProShares MSCI Transformational Changes ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the "Index"). The Index, constructed and maintained by MSCI, selects companies which may benefit from transformational changes in how people work, take care of their health, and consume and connect ("Transformational Changes") — changes accelerated by COVID-19. The Index includes U.S., non-U.S. developed and emerging market companies providing products and services associated with one or more of the Transformational Changes, as determined by MSCI, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Adobe, Inc.	2.0%
Netflix, Inc.	2.0%
Corteva, Inc.	2.0%
Medtronic plc	2.0%
Alibaba Group Holding Ltd. (ADR)	2.0%

MSCI Global Transformational Changes
Index – Composition

% of Index
Health Care	27.3%
Information Technology	25.4%
Communication Services	19.9%
Materials	11.8%
Consumer Discretionary	7.6%
Consumer Staples	4.1%
Industrials	3.9%

MSCI Global Transformational Changes
Index – Country

% of Index
United States	77.5%
China	7.8%
Switzerland	3.7%
Germany	2.4%
Japan	2.3%
Ireland	1.9%
Sweden	1.2%
Denmark	1.0%
Others	1.0%
Taiwan	0.6%
Australia	0.6%

ProShares Online Retail ETF (Ticker: ONLN)

ProShares Online Retail ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index is designed to measure the performance of publicly traded companies that principally sell online or through other non-store sales channels, such as through mobile or app purchases, rather than through "brick and mortar" store locations. The Index may include U.S. and non-U.S. companies. To be included in the Index, an online retailer's securities must be listed on a U.S. stock exchange, must have a minimum market capitalization of $500 million and must meet certain liquidity requirements. Non-U.S. companies may not make up more than 25% of the Index. Companies are weighted in the Index using a modified market capitalization approach.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.9%
Alibaba Group Holding Ltd. (ADR)	10.5%
Etsy, Inc.	5.1%
Chewy, Inc., Class A	5.1%
Wayfair, Inc., Class A	4.6%

ProShares Online Retail
Index – Composition

% of Index
Consumer Discretionary	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XIII

ProShares Pet Care ETF (Ticker: PAWZ)

ProShares Pet Care ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the "Index"). The Index consists of U.S. and international companies that potentially stand to benefit from interest in, and resources spent on, pet ownership. The Fund intends to hold each security in approximately the same proportion as its weighting in the Index. The Index consists primarily of companies whose principal business is pet-care related (i.e., they derive significant revenue from pet care-related products or services), as determined in accordance with the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chewy, Inc., Class A	11.7%
Freshpet, Inc.	10.1%
IDEXX Laboratories, Inc.	9.7%
Zoetis, Inc.	9.2%
Dechra Pharmaceuticals plc	7.1%

FactSet Pet Care Index – Composition

% of Index
Health Care	46.7%
Consumer Staples	24.5%
Consumer Discretionary	21.9%
Financials	6.9%

FactSet Pet Care Index – Country

% of Index
United States	72.8%
United Kingdom	15.3%
Switzerland	4.1%
Germany	3.0%
France	2.8%
Japan	2.0%

ProShares RAFITM Long/Short (Ticker: RALS)

ProShares RAFITM Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE RAFITM US 1000 Long/Short Total Return Index (the "Index"). The Index is constructed and maintained by FTSE International Limited. The Index allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. The long position of the index consists of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short position of the Index consists of short-positions in the securities included in the Russell 1000 Total Return Index. The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. The Index leverages a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements (Long)	4%
Swap Agreements (Short)	(102%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.7%
Microsoft Corp.	1.8%
JPMorgan Chase & Co.	1.6%
AT&T, Inc.	1.5%
Verizon Communications, Inc.	1.5%

FTSE RAFI US 1000 Long/Short
Total Return Index – Composition

% of Index
Information Technology	21.3%
Financials	13.4%
Health Care	12.9%
Consumer Discretionary	11.6%
Industrials	9.9%
Communication Services	9.6%
Consumer Staples	7.4%
Energy	4.1%
Materials	3.5%
Utilities	3.4%
Real Estate	2.9%

XIV :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Badger Meter, Inc.	1.6%
Insperity, Inc.	1.6%
Standex International Corp.	1.6%
Quaker Chemical Corp.	1.6%
WD-40 Co.	1.6%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Financials	25.9%
Utilities	22.1%
Industrials	20.9%
Consumer Staples	9.5%
Materials	7.0%
Consumer Discretionary	5.4%
Health Care	3.9%
Information Technology	3.0%
Real Estate	2.3%

ProShares Russell U.S. Dividend Growers ETF (Ticker: TMDV)

ProShares Russell U.S. Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market, have increased dividend payments each year for at least 35 years and meet certain liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Eaton Vance Corp.	2.2%
Automatic Data Processing, Inc.	1.7%
Target Corp.	1.7%
MSA Safety, Inc.	1.6%
PPG Industries, Inc.	1.6%

Russell 3000® Dividend Elite
Index – Composition

% of Index
Consumer Staples	21.0%
Industrials	20.8%
Financials	14.0%
Utilities	12.6%
Materials	11.8%
Consumer Discretionary	7.2%
Health Care	5.6%
Communication Services	2.5%
Information Technology	1.7%
Real Estate	1.5%
Energy	1.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XV

ProShares S&P 500® Bond ETF (Ticker: SPXB)

ProShares S&P 500® Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500®/MarketAxess® Investment Grade Corporate Bond Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index consists exclusively of investment grade bonds issued by companies in the S&P 500® Index (the "S&P 500®"), the most widely used U.S. equity benchmark.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Wells Fargo & Co., 3.00%, due 04/22/26	1.4%
Johnson & Johnson, 3.70%, due 03/01/46	1.3%
Walmart, Inc., 3.55%, due 06/26/25	1.2%
AT&T, Inc., 5.25%, due 03/01/37	1.2%
General Electric Co., 4.35%, due 05/01/50	1.0%

S&P 500®/MarketAxess® Investment Grade Corporate Bond
Index – Composition

% of Index
Industrials	65.3%
Financials	26.1%
Utilities	8.6%

ProShares S&P 500® Dividend Aristocrats ETF (Ticker: NOBL)

ProShares S&P 500® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Albemarle Corp.	2.1%
AbbVie, Inc.	1.8%
Essex Property Trust, Inc.	1.8%
Chevron Corp.	1.8%
Automatic Data Processing, Inc.	1.7%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Industrials	24.6%
Consumer Staples	19.3%
Materials	12.9%
Financials	10.7%
Health Care	9.3%
Consumer Discretionary	8.9%
Real Estate	4.9%
Energy	3.4%
Utilities	2.8%
Information Technology	1.7%
Telecommunication Services	1.5%

XVI :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.5%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.6%
Facebook, Inc., Class A	2.3%
Alphabet, Inc., Class A	1.8%

S&P 500 Ex-Energy Index – Composition

% of Index
Information Technology	28.2%
Health Care	14.0%
Consumer Discretionary	11.6%
Telecommunication Services	11.3%
Financials	10.6%
Industrials	9.0%
Consumer Staples	6.9%
Utilities	3.0%
Materials	2.8%
Real Estate	2.6%

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials and Real Estate Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.1%
Facebook, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.0%

S&P 500 Ex-Financials and Real Estate
Index – Composition

% of Index
Information Technology	31.7%
Health Care	15.7%
Consumer Discretionary	13.0%
Telecommunication Services	12.7%
Industrials	10.1%
Consumer Staples	7.8%
Utilities	3.3%
Materials	3.1%
Energy	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XVII

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	6.2%
Amazon.com, Inc.	5.2%
Facebook, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.0%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	31.9%
Consumer Discretionary	13.1%
Telecommunication Services	12.8%
Financials	12.1%
Industrials	10.1%
Consumer Staples	7.9%
Utilities	3.4%
Materials	3.1%
Real Estate	2.9%
Energy	2.7%

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	6.1%
Facebook, Inc., Class A	3.1%
Alphabet, Inc., Class A	2.5%
Alphabet, Inc., Class C	2.3%
Berkshire Hathaway, Inc., Class B	2.1%

S&P 500 Ex-Information Technology
Index – Composition

% of Index
Health Care	18.9%
Consumer Discretionary	15.6%
Telecommunication Services	15.2%
Financials	14.4%
Industrials	12.1%
Consumer Staples	9.4%
Utilities	4.0%
Materials	3.7%
Real Estate	3.5%
Energy	3.2%

XVIII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P MidCap 400® Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index and have increased dividend payments each year for at least 15 years. The Index contains all companies meeting these requirements with a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
MSC Industrial Direct Co., Inc., Class A	2.3%
Regal Beloit Corp.	2.3%
Cullen/Frost Bankers, Inc.	2.2%
nVent Electric plc	2.2%
Ryder System, Inc.	2.2%

S&P MidCap 400 Dividend Aristocrats
Index – Composition

% of Index
Financials	28.2%
Industrials	25.0%
Utilities	15.8%
Materials	9.5%
Consumer Staples	9.2%
Real Estate	4.2%
Telecommunication Services	4.1%
Consumer Discretionary	4.0%

ProShares S&P Technology Dividend Aristocrats ETF (Ticker: TDV)

ProShares S&P Technology Dividend Aristocrats ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P Technology Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies from the U.S. technology sector and select U.S. technology-related companies from the communication services and consumer discretionary sectors. To be included in the Index, a company must have increased dividend payments each year for at least 7 years, its shares must be listed on a U.S. national securities exchange, and it must meet certain minimum liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Xilinx, Inc.	3.3%
Littelfuse, Inc.	3.1%
KLA Corp.	3.1%
MKS Instruments, Inc.	3.1%
Microchip Technology, Inc.	3.1%

S&P Technology Dividend Aristocrats
Index – Composition

% of Index
Information Technology	94.9%
Consumer Discretionary	2.6%
Telecommunication Services	2.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XIX

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. The Index is constructed and maintained by Deutsche Bank AG.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Export-Import Bank of China (The), 2.63%, due 03/14/22	4.7%
Sinopec Group Overseas Development 2015 Ltd., 3.25%, due 04/28/25	4.4%
Perusahaan Penerbit SBSN Indonesia III, 4.33%, due 05/28/25	3.1%
KazMunayGas National Co. JSC, 4.75%, due 04/24/25	3.1%
Republic of Indonesia, 4.13%, due 01/15/25	3.0%

DBIQ Short Duration Emerging
Market Bond Index – Country

% of Index
Others	35.6%
Brazil	10.0%
China	9.4%
Indonesia	9.3%
Turkey	8.5%
Mexico	5.4%
Russian Federation	5.3%
Qatar	5.2%
Saudi Arabia	4.4%
United Arab Emirates	3.8%
Egypt	3.1%

DBIQ Short Duration Emerging
Market Bond Index – Composition

% of Index
Sovereign	64.2%
Quasi-Sovereign	22.5%
Semi-Sovereign	13.3%

XX :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXI

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2020.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2020.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2020	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Decline of the Retail Store ETF
Actual	$1,000.00	$688.20	$2.75	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
DJ Brookfield Global Infrastructure ETF
Actual	$1,000.00	$1,039.90	$2.30	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Equities for Rising Rates ETF
Actual	$1,000.00	$1,273.50	$1.99	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,248.10	$3.38	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Hedge Replication ETF
Actual	$1,000.00	$1,078.70	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
High Yield-Interest Rate Hedged
Actual	$1,000.00	$1,081.10	$2.61	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Inflation Expectations ETF
Actual	$1,000.00	$1,108.80	$1.59	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$1,091.00	$1.57	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%

XXII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/2020	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
K-1 Free Crude Oil Strategy ETF
Actual	$1,000.00	$1,201.30	$3.59	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
Large Cap Core Plus
Actual	$1,000.00	$1,169.40	$2.45	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Long Online /Short Stores ETF
Actual	$1,000.00	$1,315.10	$3.77	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
Managed Futures Strategy ETF
Actual	$1,000.00	$999.80	$3.76	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Merger ETF
Actual	$1,000.00	$1,033.30	$3.82	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Morningstar Alternatives Solution ETF (a)
Actual	$1,000.00	$1,050.30	$0.93	0.18%
Hypothetical	$1,000.00	$1,024.17	$0.91	0.18%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$1,189.70	$2.74	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
MSCI Emerging Markets Dividend Growers ETF
Actual	$1,000.00	$1,242.60	$3.37	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$1,161.90	$2.98	0.55%
Hypothetical	$1,000.00	$1,022.31	$2.79	0.55%
MSCI Transformational Changes ETF (b)
Actual	$1,000.00	$1,000.90	$0.58	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Online Retail ETF
Actual	$1,000.00	$1,542.10	$3.70	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Pet Care ETF
Actual	$1,000.00	$1,408.20	$3.02	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
RAFITM Long/Short
Actual	$1,000.00	$978.60	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,120.50	$2.13	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXIII

	Beginning Account Value 6/1/2020	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Russell U.S. Dividend Growers ETF
Actual	$1,000.00	$1,155.10	$1.89	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Bond ETF
Actual	$1,000.00	$1,056.50	$0.77	0.15%
Hypothetical	$1,000.00	$1,024.32	$0.76	0.15%
S&P 500® Dividend Aristocrats ETF
Actual	$1,000.00	$1,196.30	$1.93	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Ex-Energy ETF
Actual	$1,000.00	$1,204.70	$1.49	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$1,201.00	$1.49	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$1,220.50	$1.50	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,173.20	$1.47	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P MidCap 400® Dividend Aristocrats ETF
Actual	$1,000.00	$1,162.10	$2.17	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
S&P Technology Dividend Aristocrats ETF
Actual	$1,000.00	$1,264.90	$2.55	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,045.00	$2.56	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(b)  The Fund commenced operations on October 14, 2020. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 47 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

XXIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 89.5%
Repurchase Agreements (a) — 89.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $19,602,488 (Cost $19,602,449)	$19,602,449	$19,602,449
Total Investments — 89.5% (Cost $19,602,449)		19,602,449
Other assets less liabilities — 10.5%		2,288,524
Net Assets — 100.0%		$21,890,973

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(12,778,409)
Net unrealized depreciation	$(12,778,409)
Federal income tax cost	$19,602,449

Swap Agreementsa

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(14,659,628)	11/8/2021	Credit Suisse International	(0.23)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(1,357,166)	—	1,357,166	—
(3,557,848)	11/8/2021	Goldman Sachs International	1.30%	Solactive- ProShares Bricks and Mortar Retail Store Index	(465,549)	—	465,549	—
(3,641,180)	3/8/2021	Societe Generale	2.32%	Solactive- ProShares Bricks and Mortar Retail Store Index	(10,955,694)	—	10,955,694	—
(21,858,656)					(12,778,409)
				Total Unrealized Depreciation	(12,778,409)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

2 :: EMTY DECLINE OF THE RETAIL STORE ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 91.8%
Construction & Engineering — 5.7%
Ferrovial SA	60,773	$1,690,539
Vinci SA	61,436	6,265,776
		7,956,315
Diversified Telecommunication Services — 3.1%
Cellnex Telecom SA (a)	47,063	2,968,636
China Tower Corp. Ltd., Class H (a)	5,640,106	887,741
Infrastrutture Wireless Italiane SpA (a)	39,206	504,615
		4,360,992
Electric Utilities — 9.2%
AusNet Services	223,999	305,011
Edison International	44,434	2,726,470
Elia Group SA/NV	4,039	456,739
Eversource Energy	40,257	3,522,890
Fjordkraft Holding ASA (a)	9,544	90,764
Fortis, Inc.	56,156	2,261,028
Hydro One Ltd. (a)	36,834	859,375
Red Electrica Corp. SA	52,319	1,069,373
Spark Infrastructure Group	209,718	315,584
Terna Rete Elettrica Nazionale SpA	169,290	1,266,553
		12,873,787
Equity Real Estate Investment Trusts (REITs) — 17.2%
American Tower Corp.	52,111	12,048,063
CorEnergy Infrastructure Trust, Inc.	1,613	9,598
Crown Castle International Corp.	49,303	8,261,704
SBA Communications Corp.	13,151	3,776,704
		24,096,069
Gas Utilities — 10.5%
APA Group	142,610	1,083,468
Atmos Energy Corp.	14,492	1,389,638
Beijing Enterprises Holdings Ltd.	58,419	189,176
Brookfield Infrastructure Corp., Class A	3,841	256,003
Chesapeake Utilities Corp.	1,949	202,715
China Gas Holdings Ltd.	245,993	906,084
China Resources Gas Group Ltd.	102,823	495,473
Enagas SA	29,895	728,182
ENN Energy Holdings Ltd.	91,202	1,208,410
Hong Kong & China Gas Co. Ltd.	1,288,775	1,985,276
Italgas SpA	59,139	379,526
Kunlun Energy Co. Ltd.	485,159	365,541
National Fuel Gas Co.	10,622	437,308
New Jersey Resources Corp.	11,359	375,188
Northwest Natural Holding Co.	3,611	173,039
ONE Gas, Inc.	6,181	489,412
Snam SpA	255,916	1,435,682
Southwest Gas Holdings, Inc.	6,531	419,617
Spire, Inc.	6,092	389,644
Investments	Shares	Value
Common Stocks (continued)
Toho Gas Co. Ltd.	12,025	$786,693
Tokyo Gas Co. Ltd.	46,524	1,044,785
Towngas China Co. Ltd.*	115,726	53,003
		14,793,863
Media — 0.5%
Eutelsat Communications SA (b)	20,497	226,406
SES SA, FDR	46,709	424,896
		651,302
Multi-Utilities — 11.1%
ACEA SpA	5,190	109,269
CenterPoint Energy, Inc.	64,006	1,484,299
Consolidated Edison, Inc.	39,297	2,996,396
National Grid plc	453,603	5,130,452
NiSource, Inc.	44,998	1,088,951
NorthWestern Corp.	5,993	347,594
Sempra Energy	33,983	4,332,153
Unitil Corp.	1,778	72,685
		15,561,799
Oil, Gas & Consumable Fuels — 19.1%
Antero Midstream Corp.	33,852	228,162
Cheniere Energy, Inc.*	26,968	1,528,816
Enbridge, Inc.	244,767	7,644,375
EnLink Midstream LLC*	30,716	113,649
Gibson Energy, Inc.	17,815	286,148
Inter Pipeline Ltd. (b)	51,552	513,654
Keyera Corp. (b)	26,549	458,122
Kinder Morgan, Inc.	228,694	3,288,620
Koninklijke Vopak NV	7,978	419,014
ONEOK, Inc.	52,185	1,871,876
Pembina Pipeline Corp.	66,457	1,694,815
Plains GP Holdings LP, Class A*	21,810	172,953
Targa Resources Corp.	27,615	648,953
TC Energy Corp.	113,601	4,997,324
Williams Cos., Inc. (The)	142,570	2,991,119
		26,857,600
Transportation Infrastructure — 9.4%
Aena SME SA*(a)	8,884	1,447,588
Aeroports de Paris	3,260	411,812
ASTM SpA*	7,530	187,727
Atlantia SpA*	60,832	1,108,770
Atlas Arteria Ltd.	115,179	547,866
Auckland International Airport Ltd.	145,010	791,078
Beijing Capital International Airport Co. Ltd., Class H	228,920	171,593
China Merchants Port Holdings Co. Ltd.	162,588	192,772
COSCO SHIPPING Ports Ltd.	201,665	133,211
Flughafen Zurich AG (Registered)*(b)	2,316	391,968

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 3

Investments	Shares	Value
Common Stocks (continued)
Fraport AG Frankfurt Airport Services Worldwide*	4,501	$255,458
Getlink SE*	52,517	873,896
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	5,241	244,021
Grupo Aeroportuario del Pacifico SAB de CV, ADR*	4,822	491,989
Grupo Aeroportuario del Sureste SAB de CV, ADR*	2,431	363,434
Hamburger Hafen und Logistik AG	2,389	52,378
Hutchison Port Holdings Trust	615,413	115,698
Japan Airport Terminal Co. Ltd.	8,847	515,228
Jiangsu Expressway Co. Ltd., Class H	148,845	167,452
Port of Tauranga Ltd.	38,112	195,353
Shenzhen Expressway Co. Ltd., Class H	84,674	84,444
Sydney Airport	159,825	787,214
Transurban Group	330,680	3,403,154
Westshore Terminals Investment Corp.	4,972	63,399
Yuexiu Transport Infrastructure Ltd.	114,124	72,293
Zhejiang Expressway Co. Ltd., Class H	174,652	124,380
		13,194,176
Water Utilities — 6.0%
American States Water Co.	4,364	322,151
American Water Works Co., Inc.	21,288	3,265,153
Beijing Enterprises Water Group Ltd.*(b)	622,531	252,191
California Water Service Group	5,849	289,409
China Water Affairs Group Ltd.	103,549	81,358
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	41,632	345,546
Essential Utilities, Inc.	26,209	1,186,744
Pennon Group plc	50,561	637,520
Severn Trent plc	29,029	924,543
SJW Group	3,109	203,950
United Utilities Group plc	82,417	989,308
		8,497,873
Total Common Stocks (Cost $128,391,659)		128,843,776
Master Limited Partnerships — 7.0%
Multi-Utilities — 0.6%
Brookfield Infrastructure Partners LP	17,479	870,629
Oil, Gas & Consumable Fuels — 6.4%
BP Midstream Partners LP	5,085	57,664
Cheniere Energy Partners LP	4,958	188,900
Crestwood Equity Partners LP	5,982	97,566
DCP Midstream LP	10,848	175,195
Enable Midstream Partners LP	10,312	52,488
Investments	Shares	Value
Master Limited Partnerships (continued)
Energy Transfer LP	250,179	$1,546,106
Enterprise Products Partners LP	172,057	3,337,906
Genesis Energy LP	13,346	85,815
Holly Energy Partners LP	5,364	72,628
Magellan Midstream Partners LP	26,440	1,088,006
MPLX LP	42,290	889,782
NuStar Energy LP	11,634	154,616
Phillips 66 Partners LP	7,035	189,101
Plains All American Pipeline LP	54,311	431,229
Shell Midstream Partners LP	14,435	148,103
TC PipeLines LP	6,337	195,813
Western Midstream Partners LP	23,654	305,137
		9,016,055
Total Master Limited Partnerships (Cost $15,582,749)		9,886,684
Closed End Funds — 0.6%
Capital Markets — 0.6%
3i Infrastructure plc	76,002	303,966
Hicl Infrastructure plc	232,597	530,869
Total Closed End Funds (Cost $763,943)		834,835
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $221,440)	221,440	221,440
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $311,877 (Cost $311,876)	$311,876	311,876
Total Investments — 99.8% (Cost $145,271,667)		140,098,611
Other assets less liabilities — 0.2%		240,435
Net Assets — 100.0%		$140,339,046

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $1,168,968, collateralized in the form of cash with a value of $221,440 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,046,948 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 31, 2020 - May 15, 2050; a total value of $1,268,388.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $221,440.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations

ADR  American Depositary Receipt

FDR  Fiduciary Depositary Receipt

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,655,967
Aggregate gross unrealized depreciation	(16,214,682)
Net unrealized depreciation	$(5,558,715)
Federal income tax cost	$145,657,326

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:

United States	49.8%
Canada	14.2%
United Kingdom	6.1%
Spain	5.6%
France	5.5%
Australia	4.6%
Hong Kong	3.8%
Italy	3.6%
Japan	1.7%
China	1.4%
New Zealand	0.7%
Mexico	0.6%
Belgium	0.3%
Luxembourg	0.3%
Netherlands	0.3%
Switzerland	0.3%
Brazil	0.2%
Germany	0.2%
Singapore	0.1%
Norway	0.1%
Other[a]	0.6%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Investments	Shares	Value
Common Stocks — 99.7%
Airlines — 1.0%
Southwest Airlines Co.	314	$14,551
Auto Components — 1.1%
Aptiv plc	134	15,906
Automobiles — 2.3%
Ford Motor Co.	1,785	16,208
General Motors Co.	401	17,580
		33,788
Banks — 18.3%
Bank of America Corp.	1,484	41,790
Citigroup, Inc.	828	45,598
Citizens Financial Group, Inc.	1,426	46,573
JPMorgan Chase & Co.	372	43,851
PNC Financial Services Group, Inc. (The)	332	45,839
Truist Financial Corp.	962	44,656
		268,307
Building Products — 1.5%
Trane Technologies plc	146	21,351
Capital Markets — 12.3%
Ameriprise Financial, Inc.	236	43,717
Charles Schwab Corp. (The)	995	48,536
Morgan Stanley	739	45,692
State Street Corp.	595	41,936
		179,881
Chemicals — 12.3%
Celanese Corp.	218	28,194
Eastman Chemical Co.	300	29,220
Ecolab, Inc.	118	26,214
FMC Corp.	219	25,406
International Flavors & Fragrances, Inc.	194	21,747
LyondellBasell Industries NV, Class A	333	28,338
PPG Industries, Inc.	144	21,135
		180,254
Consumer Finance — 4.4%
American Express Co.	180	21,346
Capital One Financial Corp.	250	21,410
Synchrony Financial	695	21,177
		63,933
Containers & Packaging — 1.9%
International Paper Co.	564	27,907
Investments	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 5.3%
Halliburton Co.	2,345	$38,904
Schlumberger NV	1,823	37,900
		76,804
Hotels, Restaurants & Leisure — 3.0%
Las Vegas Sands Corp.	247	13,760
Marriott International, Inc., Class A	124	15,732
Royal Caribbean Cruises Ltd.	179	14,107
		43,599
IT Services — 2.6%
FleetCor Technologies, Inc.*	73	19,360
Western Union Co. (The)	810	18,274
		37,634
Machinery — 4.4%
Parker-Hannifin Corp.	87	23,252
Stanley Black & Decker, Inc.	108	19,905
Westinghouse Air Brake Technologies Corp.	287	21,037
		64,194
Media — 2.0%
Omnicom Group, Inc.	236	14,868
ViacomCBS, Inc.	393	13,865
		28,733
Metals & Mining — 4.3%
Freeport-McMoRan, Inc.	1,519	35,529
Nucor Corp.	513	27,548
		63,077
Oil, Gas & Consumable Fuels — 20.4%
Concho Resources, Inc.	663	38,109
Exxon Mobil Corp.	837	31,915
Marathon Petroleum Corp.	1,012	39,347
Occidental Petroleum Corp.	2,837	44,711
ONEOK, Inc.	1,161	41,645
Phillips 66	548	33,198
Pioneer Natural Resources Co.	337	33,895
Valero Energy Corp.	660	35,488
		298,308
Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	164	13,677
Trading Companies & Distributors — 1.7%
Fastenal Co.	517	25,566
Total Common Stocks (Cost $1,312,502)		1,457,470

See accompanying notes to the financial statements.

6 :: EQRR EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,963 (Cost $1,963)	$1,963	$1,963
Total Investments — 99.8% (Cost $1,314,465)		1,459,433
Other assets less liabilities — 0.2%		3,480
Net Assets — 100.0%		$1,462,913

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,274
Aggregate gross unrealized depreciation	(82,556)
Net unrealized appreciation	$143,718
Federal income tax cost	$1,315,715

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF EQRR :: 7

Investments	Shares	Value
Common Stocks — 84.4%
Capital Markets — 62.5%
3i Group plc	128,184	$1,829,361
Apollo Investment Corp.	28,829	312,795
Ares Capital Corp.	127,748	2,105,288
AURELIUS Equity Opportunities SE & Co. KGaA*	12,786	299,087
BlackRock TCP Capital Corp.	24,694	292,624
FS KKR Capital Corp.	51,099	910,584
Gimv NV	8,276	479,287
Goldman Sachs BDC, Inc.	14,569	266,176
Golub Capital BDC, Inc.	59,417	831,244
Hercules Capital, Inc.	47,105	628,381
IP Group plc*	417,479	478,643
Main Street Capital Corp.	26,711	832,048
New Mountain Finance Corp.	37,390	448,306
Oaktree Specialty Lending Corp.	51,938	291,372
Prospect Capital Corp.	119,871	640,111
Ratos AB, Class B	88,926	383,619
Sixth Street Specialty Lending, Inc.	27,834	573,659
Solar Capital Ltd.	17,064	300,497
TCG BDC, Inc.	24,177	262,562
		12,165,644
Diversified Financial Services — 21.9%
Eurazeo SE*	20,253	1,249,009
Onex Corp. (a)	33,196	1,773,163
Wendel SE	11,001	1,243,361
		4,265,533
Total Common Stocks (Cost $17,295,490)		16,431,177
Closed End Funds — 12.6%
Capital Markets — 12.6%
Apax Global Alpha Ltd. (b)	170,399	414,808
HBM Healthcare Investments AG Class A*	2,445	768,140
HgCapital Trust plc	153,561	616,207
NB Global Monthly Income Fund Ltd.	76,300	80,460
Oakley Capital Investments Ltd.	70,340	242,874
Princess Private Equity Holding Ltd.	24,259	332,056
Total Closed End Funds (Cost $1,589,469)		2,454,545
Master Limited Partnerships — 2.4%
Diversified Financial Services — 2.4%
Compass Diversified Holdings (Cost $393,187)	23,458	459,073
Investments	Principal Amount	Value
Short-Term Investments — 0.4%
Repurchase Agreements (c) — 0.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $84,029 (Cost $84,029)	$84,029	$84,029
Total Investments — 99.8% (Cost $19,362,175)		19,428,824
Other assets less liabilities — 0.2%		37,419
Net Assets — 100.0%		$19,466,243

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $177,124, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.38%, and maturity dates ranging from December 22, 2020 - August 15, 2050; a total value of $193,089.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,768,605
Aggregate gross unrealized depreciation	(1,902,829)
Net unrealized depreciation	$(134,224)
Federal income tax cost	$19,563,048

See accompanying notes to the financial statements.

8 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:

United States	47.0%
United Kingdom	20.5%
France	12.8%
Canada	9.1%
Switzerland	4.0%
Belgium	2.5%
Sweden	2.0%
Germany	1.5%
Other[a]	0.6%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 9

	Percentage of Net Assets	Shares	Value
Common Stocks — 25.6%
Amicus Therapeutics, Inc.* (Biotechnology)	0.1%	852	$19,502
Appian Corp.*(a) (Software)	0.0%	119	16,660
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.1%	336	21,010
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.1%	459	18,814
Blackline, Inc.* (Software)	0.1%	168	20,647
Blueprint Medicines Corp.* (Biotechnology)	0.1%	185	19,995
Brookfield Renewable Corp. (Independent Power and Renewable Electricity Producers)	0.1%	229	18,125
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	243	17,737
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	0.1%	556	37,874
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.1%	127	22,850
Darling Ingredients, Inc.* (Food Products)	0.1%	539	26,023
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.1%	94	23,932
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	129	17,587
EMCOR Group, Inc. (Construction & Engineering)	0.0%	182	15,685
Essent Group Ltd. (Thrifts & Mortgage Finance)	0.0%	369	16,184
Freshpet, Inc.* (Food Products)	0.1%	130	17,794
Halozyme Therapeutics, Inc.* (Biotechnology)	0.1%	455	17,790
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	252	18,066
Helen of Troy Ltd.* (Household Durables)	0.0%	85	17,169
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	338	22,866
Inspire Medical Systems, Inc.* (Health Care Technology)	0.0%	88	16,345
Invitae Corp.* (Biotechnology)	0.1%	387	19,215
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	0.1%	92	22,495
Kinsale Capital Group, Inc. (Insurance)	0.0%	71	17,051
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	450	$18,833
LHC Group, Inc.* (Health Care Providers & Services)	0.1%	102	20,025
Lithia Motors, Inc., Class A (Specialty Retail)	0.1%	75	21,698
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.1%	136	17,317
Mirati Therapeutics, Inc.* (Biotechnology)	0.1%	138	32,823
Natera, Inc.* (Biotechnology)	0.1%	237	20,920
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.0%	347	16,510
Nevro Corp.* (Health Care Equipment & Supplies)	0.1%	112	18,060
Novavax, Inc.* (Biotechnology)	0.1%	206	28,737
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	0.1%	509	35,631
Performance Food Group Co.* (Food & Staples Retailing)	0.1%	439	19,044
Plug Power, Inc.* (Electrical Equipment)	0.1%	1,142	30,137
Q2 Holdings, Inc.* (Software)	0.1%	166	18,819
Redfin Corp.* (Real Estate Management & Development)	0.0%	325	15,564
RH* (Specialty Retail)	0.1%	52	23,564
Saia, Inc.* (Road & Rail)	0.0%	88	15,360
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.0%	145	16,996
SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	0.1%	147	20,301
South State Corp. (Banks)	0.0%	234	15,554
Stifel Financial Corp. (Capital Markets)	0.0%	223	15,454
Sunrun, Inc.* (Electrical Equipment)	0.1%	488	31,271
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	181	21,584
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.0%	220	16,676
TopBuild Corp.* (Household Durables)	0.1%	111	19,339
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.1%	193	22,878
YETI Holdings, Inc.* (Leisure Products)	0.0%	268	16,930
Other Common Stocks (a)	22.0%	303,575	6,498,501
Total Common Stocks (Cost $6,173,507)			7,529,942

See accompanying notes to the financial statements.

10 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0%
Contra Aduro Biotech I, CVR*(b)(c)	0.0%	39	$—
Tobira Therapeutics, Inc., CVR*(b)(c)	0.0%	10	—
Total Rights (Cost $117)			—
		Shares
Securities Lending Reinvestments (d) — 0.7%
Investment Companies — 0.7%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $203,633)	0.7%	203,633	203,633
		Principal Amount
Short-Term Investments — 64.8%
Repurchase Agreements (e) — 3.2%

Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $953,668 (Cost $953,667)	$953,667	953,667
U.S. Treasury Obligations — 61.6%
U.S. Treasury Bills 0.09%, 2/4/2021 (f) (Cost $18,137,052)	18,140,000	18,137,619
Total Short-Term Investments (Cost $19,090,719)		19,091,286
Total Investments — 91.1% (Cost $25,467,976)		26,824,861
Other assets less liabilities — 8.9%		2,630,368
Net Assets — 100.0%		$29,455,229

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $279,264, collateralized in the form of cash with a value of $203,633 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $93,558 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 10, 2020 - May 15, 2050; a total value of $297,191.

(b)  Illiquid security.

(c)  Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $203,633.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)  The rate shown was the current yield as of November 30, 2020.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,580,697
Aggregate gross unrealized depreciation	(267,211)
Net unrealized appreciation	$3,313,486
Federal income tax cost	$25,493,169

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	17	12/14/2020	USD	$1,267,669	$21,523

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 11

Swap Agreementsa

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
56,414	11/8/2021	Credit Suisse International	0.43%	Russell 2000® Total Return Index	675,616
273,769	11/8/2021	Credit Suisse International	0.63%	iShares® MSCI EAFE ETF	(73,715)
452,704	12/15/2021	Credit Suisse International	0.63%	S&P 500® Total Return Index	18,944
2,565,410	11/8/2021	Credit Suisse International	0.33%	iShares® MSCI Emerging Markets ETF	725,260
3,348,297					1,346,105	—	(1,346,105)	—
283,513	12/7/2020	Morgan Stanley & Co. International plc	0.28%	iShares® MSCI Emerging Markets ETF	141,122	(135,042)	—	6,080
18,743	1/6/2021	Societe Generale	(0.17)%	iShares® MSCI Emerging Markets ETF	(44,246)
25,477	11/8/2021	Societe Generale	0.43%	Russell 2000® Total Return Index	4,954
216,001	1/6/2021	Societe Generale	0.58%	iShares® MSCI EAFE ETF	138,704
260,221					99,412	—	—	99,412
20,018	11/8/2021	UBS AG	0.13%	Russell 2000® Total Return Index	354,012
137,056	11/8/2021	UBS AG	(0.07)%	iShares® MSCI Emerging Markets ETF	7,322
262,466	11/8/2021	UBS AG	0.13%	iShares® MSCI EAFE ETF	12,298
419,540					373,632	(259,550)	—	114,082
4,311,571					1,960,271
				Total Unrealized Appreciation	2,078,232
				Total Unrealized Depreciation	(117,961)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

12 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Abbreviations

USD  U.S. Dollar

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	0.2%
Air Freight & Logistics	0.1%
Airlines	0.1%
Auto Components	0.4%
Automobiles	0.0%*
Banks	2.0%
Beverages	0.1%
Biotechnology	2.8%
Building Products	0.4%
Capital Markets	0.4%
Chemicals	0.4%
Commercial Services & Supplies	0.5%
Communications Equipment	0.2%
Construction & Engineering	0.4%
Construction Materials	0.0%*
Consumer Finance	0.2%
Containers & Packaging	0.1%
Distributors	0.0%*
Diversified Consumer Services	0.2%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.2%
Electric Utilities	0.2%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	0.2%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	1.4%
Food & Staples Retailing	0.2%
Food Products	0.4%
Gas Utilities	0.2%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	0.7%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	0.9%
Household Durables	0.5%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.2%
Industrial Conglomerates	0.0%*
Insurance	0.6%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.2%
IT Services	0.5%
Leisure Products	0.2%
Life Sciences Tools & Services	0.2%
Machinery	1.0%
Marine	0.0%*
Media	0.2%
Metals & Mining	0.4%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.1%
Multi-Utilities	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 13

Oil, Gas & Consumable Fuels	0.4%
Paper & Forest Products	0.1%
Personal Products	0.1%
Pharmaceuticals	0.4%
Professional Services	0.3%
Real Estate Management & Development	0.2%
Road & Rail	0.1%
Semiconductors & Semiconductor Equipment	0.8%
Software	1.4%
Specialty Retail	0.7%
Technology Hardware, Storage & Peripherals	0.0%*
Textiles, Apparel & Luxury Goods	0.2%
Thrifts & Mortgage Finance	0.4%
Tobacco	0.0%*
Trading Companies & Distributors	0.4%
Water Utilities	0.1%
Wireless Telecommunication Services	0.0%*
Other[a]	74.4%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 96.6%
Aerospace & Defense — 3.5%
Bombardier, Inc.
7.88%, 4/15/2027 (a)	$900,000	$767,250
Howmet Aerospace, Inc.
6.88%, 5/1/2025	180,000	209,646
TransDigm, Inc.
6.25%, 3/15/2026 (a)	1,553,000	1,646,178
5.50%, 11/15/2027	61,000	62,952
		2,686,026
Air Freight & Logistics — 0.7%
XPO Logistics, Inc.
6.75%, 8/15/2024 (a)	200,000	211,910
6.25%, 5/1/2025 (a)	340,000	364,225
		576,135
Airlines — 0.5%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	366,000	404,796
Auto Components — 2.6%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a)	365,000	368,194
Clarios Global LP
6.25%, 5/15/2026 (a)	500,000	531,250
8.50%, 5/15/2027 (a)	428,000	460,635
Icahn Enterprises LP
6.25%, 2/1/2022	480,000	482,707
6.25%, 5/15/2026	150,000	156,741
		1,999,527
Automobiles — 2.4%
Ford Motor Co.
9.00%, 4/22/2025	1,027,000	1,248,041
Tesla, Inc.
5.30%, 8/15/2025 (a)	622,000	647,471
		1,895,512
Capital Markets — 1.3%
MSCI, Inc.
4.00%, 11/15/2029 (a)	420,000	449,555
3.88%, 2/15/2031 (a)	500,000	528,125
		977,680
Chemicals — 0.9%
NOVA Chemicals Corp.
4.88%, 6/1/2024 (a)	505,000	520,150
5.25%, 6/1/2027 (a)	189,000	197,023
		717,173
Investments	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services & Supplies — 3.3%
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	$450,000	$483,750
9.75%, 7/15/2027 (a)	344,000	381,503
Aramark Services, Inc.
5.00%, 2/1/2028 (a)	600,000	630,750
Intrado Corp.
8.50%, 10/15/2025 (a)	245,000	234,281
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	554,000	601,090
6.25%, 1/15/2028 (a)	200,000	209,436
		2,540,810
Communications Equipment — 0.5%
CommScope, Inc.
5.50%, 3/1/2024 (a)	170,000	174,675
6.00%, 3/1/2026 (a)	183,000	193,065
		367,740
Construction & Engineering — 0.4%
Brand Industrial Services, Inc.
8.50%, 7/15/2025 (a)	317,000	315,415
Consumer Finance — 1.4%
Navient Corp.
6.50%, 6/15/2022	295,000	310,635
OneMain Finance Corp.
6.13%, 3/15/2024	254,000	275,196
7.13%, 3/15/2026	444,000	511,084
		1,096,915
Containers & Packaging — 1.2%
Ball Corp.
2.88%, 8/15/2030	200,000	199,000
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	91,000	92,138
7.25%, 4/15/2025 (a)	459,000	460,698
Reynolds Group Issuer, Inc.
4.00%, 10/15/2027 (a)	190,000	193,220
		945,056
Distributors — 0.4%
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	330,000	351,038
Diversified Financial Services — 1.5%
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (a)	100,000	106,750
8.25%, 11/15/2026 (a)	613,000	668,170

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 15

Investments	Principal Amount	Value
Corporate Bonds (continued)
Verscend Escrow Corp.
9.75%, 8/15/2026 (a)	$352,000	$382,360
		1,157,280
Diversified Telecommunication Services — 4.6%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	882,000	927,966
4.75%, 3/1/2030 (a)	500,000	530,475
CenturyLink, Inc.
5.13%, 12/15/2026 (a)	503,000	526,264
Frontier Communications Corp.
5.88%, 10/15/2027 (a)	150,000	157,875
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a)	150,000	154,875
Windstream Escrow LLC
7.75%, 8/15/2028 (a)	150,000	151,875
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	1,000,000	994,890
6.13%, 3/1/2028 (a)	100,000	105,289
		3,549,509
Electric Utilities — 2.4%
Emera, Inc.
Series 16-A, (ICE LIBOR
USD 3 Month + 5.44%), 6.75%,
6/15/2076 (b)	100,000	114,540
NRG Energy, Inc.
6.63%, 1/15/2027	426,000	448,365
PG&E Corp.
5.25%, 7/1/2030	500,000	545,000
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	273,000	288,370
5.00%, 7/31/2027 (a)	400,000	423,040
		1,819,315
Energy Equipment & Services — 0.5%
Weatherford International Ltd.
11.00%, 12/1/2024 (a)	510,000	355,261
Entertainment — 2.2%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	150,000	166,125
Netflix, Inc.
4.88%, 4/15/2028	1,183,000	1,354,535
5.88%, 11/15/2028	135,000	163,037
		1,683,697
Equity Real Estate Investment Trusts (REITs) — 3.7%
Iron Mountain, Inc.
4.50%, 2/15/2031 (a)	500,000	510,040
Investments	Principal Amount	Value
Corporate Bonds (continued)
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	$323,000	$346,418
SBA Communications Corp.
4.88%, 9/1/2024	710,000	727,750
Uniti Group LP
7.88%, 2/15/2025 (a)	500,000	531,415
VICI Properties LP
4.25%, 12/1/2026 (a)	50,000	51,875
4.13%, 8/15/2030 (a)	685,000	706,098
		2,873,596
Food & Staples Retailing — 0.8%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	416,000	438,522
4.88%, 2/15/2030 (a)	150,000	164,055
		602,577
Food Products — 2.2%
JBS USA LUX SA
6.50%, 4/15/2029 (a)	150,000	171,751
5.50%, 1/15/2030 (a)	660,000	741,906
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	357,000	370,388
4.63%, 4/15/2030 (a)	390,000	407,308
		1,691,353
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	400,000	421,000
Health Care Providers & Services — 6.9%
Community Health Systems, Inc.
6.25%, 3/31/2023	939,000	958,954
8.00%, 3/15/2026 (a)	200,000	210,100
DaVita, Inc.
4.63%, 6/1/2030 (a)	450,000	473,062
3.75%, 2/15/2031 (a)	420,000	418,425
Envision Healthcare Corp.
8.75%, 10/15/2026 (a)	270,000	160,078
HCA, Inc.
5.63%, 9/1/2028	378,000	443,205
3.50%, 9/1/2030	750,000	776,335
MEDNAX, Inc.
6.25%, 1/15/2027 (a)	150,000	160,500
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026 (a)	308,000	338,517
Select Medical Corp.
6.25%, 8/15/2026 (a)	423,000	451,552

See accompanying notes to the financial statements.

16 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	$300,000	$309,000
6.13%, 10/1/2028 (a)	640,000	650,400
		5,350,128
Health Care Technology — 1.0%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	519,000	543,004
5.00%, 5/15/2027 (a)	190,000	199,975
		742,979
Hotels, Restaurants & Leisure — 7.8%
1011778 BC ULC
4.00%, 10/15/2030 (a)	580,000	577,825
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	645,000	686,632
8.13%, 7/1/2027 (a)	500,000	549,972
Carnival Corp.
11.50%, 4/1/2023 (a)	454,000	516,992
7.63%, 3/1/2026 (a)	300,000	316,500
Golden Nugget, Inc.
6.75%, 10/15/2024 (a)	366,000	357,765
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	131,000	135,485
4.88%, 1/15/2030	690,000	743,903
KFC Holding Co.
5.25%, 6/1/2026 (a)	36,000	37,258
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	350,000	378,875
Scientific Games International, Inc.
5.00%, 10/15/2025 (a)	609,000	626,509
8.25%, 3/15/2026 (a)	259,000	277,803
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	378,000	376,579
Yum! Brands, Inc.
3.63%, 3/15/2031	460,000	460,000
		6,042,098
Household Durables — 1.6%
Newell Brands, Inc.
4.35%, 4/1/2023 (c)	870,000	915,632
4.70%, 4/1/2026 (c)	325,000	350,129
		1,265,761
Household Products — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/2025	216,000	223,061
Investments	Principal Amount	Value
Corporate Bonds (continued)
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Corp.
4.50%, 2/15/2028 (a)	$500,000	$516,250
5.13%, 3/15/2028 (a)	279,000	293,285
		809,535
Insurance — 1.2%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (a)	150,000	160,500
HUB International Ltd.
7.00%, 5/1/2026 (a)	408,000	425,850
NFP Corp.
6.88%, 8/15/2028 (a)	331,000	346,722
		933,072
IT Services — 1.6%
Banff Merger Sub, Inc.
9.75%, 9/1/2026 (a)	452,000	483,640
Black Knight InfoServ LLC
3.63%, 9/1/2028 (a)	340,000	345,100
Exela Intermediate LLC
10.00%, 7/15/2023 (a)	398,000	120,395
Tempo Acquisition LLC
6.75%, 6/1/2025 (a)	248,000	254,200
		1,203,335
Leisure Products — 0.6%
Mattel, Inc.
6.75%, 12/31/2025 (a)	480,000	504,816
Machinery — 0.7%
Navistar International Corp.
6.63%, 11/1/2025 (a)	491,000	513,930
Media — 11.1%
AMC Networks, Inc.
5.00%, 4/1/2024	402,000	408,681
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	473,000	472,409
5.13%, 8/15/2027 (a)	102,000	103,020
CSC Holdings LLC
5.75%, 1/15/2030 (a)	730,000	790,225
4.63%, 12/1/2030 (a)	500,000	511,850
Diamond Sports Group LLC
5.38%, 8/15/2026 (a)	1,000,000	775,000
6.63%, 8/15/2027 (a)(d)	1,016,000	582,625

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 17

Investments	Principal Amount	Value
Corporate Bonds (continued)
DISH DBS Corp.
7.75%, 7/1/2026	$635,000	$724,694
iHeartCommunications, Inc.
8.38%, 5/1/2027	462,000	490,122
Meredith Corp.
6.88%, 2/1/2026	388,000	385,575
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (a)	444,000	473,415
4.75%, 11/1/2028 (a)	190,000	195,519
Radiate Holdco LLC
6.50%, 9/15/2028 (a)	178,000	189,107
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (a)	850,000	880,498
4.13%, 7/1/2030 (a)	170,000	177,863
TEGNA, Inc.
4.63%, 3/15/2028 (a)	150,000	153,188
5.00%, 9/15/2029	638,000	671,093
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (a)	340,000	367,200
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	200,000	213,500
		8,565,584
Metals & Mining — 2.5%
First Quantum Minerals Ltd.
7.25%, 4/1/2023 (a)	258,000	263,663
6.88%, 10/15/2027 (a)	470,000	492,090
Novelis Corp.
5.88%, 9/30/2026 (a)	284,000	297,845
4.75%, 1/30/2030 (a)	638,000	677,224
United States Steel Corp.
12.00%, 6/1/2025 (a)	150,000	171,000
		1,901,822
Oil, Gas & Consumable Fuels — 7.0%
Apache Corp.
4.38%, 10/15/2028	378,000	385,560
Cheniere Energy Partners LP
4.50%, 10/1/2029	692,000	721,078
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a)	150,000	146,250
Continental Resources, Inc.
5.75%, 1/15/2031 (a)	250,000	268,125
CrownRock LP
5.63%, 10/15/2025 (a)	455,000	459,550
Endeavor Energy Resources LP
5.75%, 1/30/2028 (a)	454,000	483,610
EQM Midstream Partners LP
4.75%, 7/15/2023	150,000	153,000
Investments	Principal Amount	Value
Corporate Bonds (continued)
EQT Corp.
7.88%, 2/1/2025 (c)	$150,000	$171,750
3.90%, 10/1/2027	400,000	396,384
Matador Resources Co.
5.88%, 9/15/2026	188,000	160,270
MEG Energy Corp.
7.13%, 2/1/2027 (a)	500,000	490,000
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a)	165,000	175,312
Occidental Petroleum Corp.
2.90%, 8/15/2024	350,000	326,375
PBF Holding Co. LLC
6.00%, 2/15/2028 (a)	500,000	262,500
Targa Resources Partners LP
5.88%, 4/15/2026	653,000	687,282
4.88%, 2/1/2031 (a)	150,000	159,563
		5,446,609
Pharmaceuticals — 3.0%
Bausch Health Americas, Inc.
8.50%, 1/31/2027 (a)	214,000	235,400
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	1,176,000	1,211,868
Endo Dac
6.00%, 6/30/2028 (a)	250,000	197,500
Par Pharmaceutical, Inc.
7.50%, 4/1/2027 (a)	630,000	680,400
		2,325,168
Real Estate Management & Development — 0.8%
Howard Hughes Corp. (The)
5.38%, 3/15/2025 (a)	569,000	585,359
Road & Rail — 1.0%
Uber Technologies, Inc.
8.00%, 11/1/2026 (a)	690,000	745,683
Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc.
4.25%, 9/1/2025 (a)	200,000	209,707
Software — 2.5%
Change Healthcare Holdings LLC
5.75%, 3/1/2025 (a)	417,000	423,776
NortonLifeLock, Inc.
5.00%, 4/15/2025 (a)	325,000	331,045
Solera LLC
10.50%, 3/1/2024 (a)	630,000	655,200
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	467,000	500,274
		1,910,295

See accompanying notes to the financial statements.

18 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Specialty Retail — 2.0%
L Brands, Inc.
6.63%, 10/1/2030 (a)	$150,000	$164,265
PetSmart, Inc.
5.88%, 6/1/2025 (a)	234,000	237,510
Staples, Inc.
7.50%, 4/15/2026 (a)	1,000,000	1,006,250
10.75%, 4/15/2027 (a)	158,000	148,520
		1,556,545
Technology Hardware, Storage & Peripherals — 1.0%
Dell International LLC
7.13%, 6/15/2024 (a)	422,000	437,297
Xerox Corp.
4.38%, 3/15/2023 (c)	291,000	305,405
		742,702
Thrifts & Mortgage Finance — 0.5%
Quicken Loans LLC
5.25%, 1/15/2028 (a)	344,000	363,780
Trading Companies & Distributors — 3.2%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025 (a)	432,000	437,832
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	392,000	413,070
United Rentals North America, Inc.
4.88%, 1/15/2028	956,000	1,020,530
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	540,000	587,925
		2,459,357
Wireless Telecommunication Services — 1.5%
Sprint Corp.
7.63%, 3/1/2026	359,000	446,411
T-Mobile USA, Inc.
4.50%, 2/1/2026	400,000	410,800
4.75%, 2/1/2028	294,000	315,315
		1,172,526
Total Corporate Bonds (Cost $73,310,261)		74,601,263
	Shares
Securities Lending Reinvestments (e) — 0.6%
Investment Companies — 0.6%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $437,400)	437,400	437,400
Investments	Principal Amount	Value
Short-Term Investments — 4.0%
Repurchase Agreements (f) — 4.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $3,107,638 (Cost $3,107,631)	$3,107,631	$3,107,631
Total Investments — 101.2% (Cost $76,855,292)		78,146,294
Liabilities in excess of other assets — (1.2%)		(942,924)
Net Assets — 100.0%		$77,203,370

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of November 30, 2020.

(c)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2020.

(d)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $412,884, collateralized in the form of cash with a value of $437,400 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(e)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $437,400.

(f)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,634,314
Aggregate gross unrealized depreciation	(1,416,440)
Net unrealized appreciation	$1,217,874
Federal income tax cost	$76,855,363

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	123	3/22/2021	USD	$16,995,141	$(36,179)
U.S. Treasury 2 Year Note	150	3/31/2021	USD	33,127,734	(12,397)
U.S. Treasury 5 Year Note	161	3/31/2021	USD	20,291,031	(24,481)
					$(73,057)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

20 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 80.8%
U.S. Treasury Inflation Linked Bonds 0.25%, 2/15/2050 (Cost $6,086,438)	$5,816,906	$6,907,691
Short-Term Investments — 14.6%
Repurchase Agreements (a) — 14.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,248,205 (Cost $1,248,200)	1,248,200	1,248,200
Total Investments — 95.4% (Cost $7,334,638)		8,155,891
Other assets less liabilities — 4.6%		392,017
Net Assets — 100.0%		$8,547,908

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,350,914
Aggregate gross unrealized depreciation	(2,067,746)
Net unrealized depreciation	$(716,832)
Federal income tax cost	$7,334,638

Swap Agreementsa

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
79,997	11/8/2021	Citibank NA	(0.13)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[f]	444,505
6,062,720	11/8/2021	Citibank NA	(0.22)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[g]	(1,532,405)
6,142,717					(1,087,900)	—	1,087,900	—
1,558,704	11/8/2021	Societe Generale	0.18%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[f]	85,076

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: INFLATION EXPECTATIONS ETF RINF :: 21

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
6,128,378	11/8/2021	Societe Generale	(0.37)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[g]	(535,261)
7,687,082					(450,185)	—	450,185	—
13,829,799					(1,538,085)
				Total Unrealized Appreciation	529,581
				Total Unrealized Depreciation	(2,067,666)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

g  Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_November.pdf

See accompanying notes to the financial statements.

22 :: RINF INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 95.4%
Aerospace & Defense — 1.6%
Lockheed Martin Corp.
4.07%, 12/15/2042	$1,025,000	$1,333,945
Raytheon Technologies Corp.
6.13%, 7/15/2038	1,668,000	2,513,175
5.70%, 4/15/2040	1,595,000	2,362,451
4.50%, 6/1/2042	692,000	915,198
		7,124,769
Air Freight & Logistics — 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,137,000	1,785,434
Automobiles — 1.0%
Daimler Finance North America LLC
8.50%, 1/18/2031	1,216,000	1,924,254
General Motors Co.
6.25%, 10/2/2043	573,000	773,361
5.20%, 4/1/2045	1,627,000	1,976,697
		4,674,312
Banks — 26.8%
Banco Santander SA
4.25%, 4/11/2027	293,000	336,543
3.80%, 2/23/2028	609,000	682,720
4.38%, 4/12/2028	1,183,000	1,373,653
3.31%, 6/27/2029	2,163,000	2,413,843
3.49%, 5/28/2030	400,000	446,831
Bank of America Corp.
4.25%, 10/22/2026	1,650,000	1,927,128
6.11%, 1/29/2037	1,236,000	1,815,609
7.75%, 5/14/2038	1,666,000	2,844,357
5.88%, 2/7/2042	1,464,000	2,258,919
5.00%, 1/21/2044	609,000	870,643
Bank of America NA
6.00%, 10/15/2036	1,510,000	2,220,166
Bank of Nova Scotia (The)
2.70%, 8/3/2026	937,000	1,028,655
Barclays plc
5.25%, 8/17/2045	1,403,000	1,953,741
4.95%, 1/10/2047	1,120,000	1,525,197
Citigroup, Inc.
4.30%, 11/20/2026	704,000	814,533
4.45%, 9/29/2027	3,904,000	4,580,567
4.13%, 7/25/2028	1,784,000	2,081,182
8.13%, 7/15/2039	1,280,000	2,319,719
5.88%, 1/30/2042	639,000	977,399
6.68%, 9/13/2043	500,000	811,479
4.65%, 7/30/2045	622,000	845,841
4.75%, 5/18/2046	557,000	747,959
Investments	Principal Amount	Value
Corporate Bonds (continued)
Cooperatieve Rabobank UA
3.75%, 7/21/2026	$1,328,000	$1,494,305
5.25%, 5/24/2041	1,516,000	2,237,587
5.75%, 12/1/2043	764,000	1,150,584
5.25%, 8/4/2045	970,000	1,394,576
Fifth Third Bancorp
8.25%, 3/1/2038	711,000	1,202,061
HSBC Holdings plc
4.38%, 11/23/2026	2,816,000	3,219,513
4.95%, 3/31/2030	548,000	682,768
6.50%, 5/2/2036	976,000	1,392,801
6.50%, 9/15/2037	556,000	800,425
6.80%, 6/1/2038	2,213,000	3,299,302
5.25%, 3/14/2044	2,270,000	3,076,787
ING Groep NV
3.95%, 3/29/2027	1,601,000	1,840,006
4.55%, 10/2/2028	303,000	369,477
4.05%, 4/9/2029	1,118,000	1,333,360
JPMorgan Chase & Co.
4.13%, 12/15/2026	27,000	31,580
4.25%, 10/1/2027	548,000	645,940
6.40%, 5/15/2038	1,411,000	2,232,484
5.50%, 10/15/2040	1,749,000	2,586,997
5.60%, 7/15/2041	1,758,000	2,686,298
5.40%, 1/6/2042	1,284,000	1,925,639
5.63%, 8/16/2043	2,078,000	3,117,031
4.85%, 2/1/2044	54,000	77,691
Lloyds Banking Group plc
3.75%, 1/11/2027	503,000	566,944
4.38%, 3/22/2028	718,000	851,602
4.55%, 8/16/2028	1,383,000	1,670,676
4.34%, 1/9/2048	1,688,000	2,107,789
Mitsubishi UFJ Financial Group, Inc.
2.76%, 9/13/2026	804,000	879,551
3.68%, 2/22/2027	2,132,000	2,441,052
3.29%, 7/25/2027	836,000	936,452
3.96%, 3/2/2028	775,000	912,242
4.05%, 9/11/2028	2,156,000	2,558,672
3.74%, 3/7/2029	524,000	610,926
2.05%, 7/17/2030	885,000	917,697
3.75%, 7/18/2039	2,086,000	2,516,706
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	61,000	66,998
3.17%, 9/11/2027	1,813,000	2,020,927
4.02%, 3/5/2028	836,000	979,155
National Australia Bank Ltd.
2.50%, 7/12/2026	1,032,000	1,123,041
PNC Bank NA
4.05%, 7/26/2028	940,000	1,111,556

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 23

Investments	Principal Amount	Value
Corporate Bonds (continued)
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026	$1,877,000	$2,037,432
3.01%, 10/19/2026	541,000	598,469
3.45%, 1/11/2027	156,000	174,714
3.36%, 7/12/2027	950,000	1,072,342
3.04%, 7/16/2029	2,743,000	3,048,453
2.75%, 1/15/2030	1,178,000	1,288,290
2.13%, 7/8/2030	2,603,000	2,710,353
Wells Fargo & Co.
4.10%, 6/3/2026	2,212,000	2,544,919
3.00%, 10/23/2026	1,331,000	1,465,826
5.38%, 11/2/2043	1,488,000	2,104,763
5.61%, 1/15/2044	1,704,000	2,440,980
4.65%, 11/4/2044	36,000	46,441
3.90%, 5/1/2045	1,410,000	1,757,525
4.90%, 11/17/2045	528,000	706,072
4.40%, 6/14/2046	292,000	370,325
Wells Fargo Bank NA
6.60%, 1/15/2038	1,119,000	1,715,708
Westpac Banking Corp.
2.70%, 8/19/2026	1,158,000	1,274,665
3.35%, 3/8/2027	827,000	939,206
3.40%, 1/25/2028	917,000	1,061,726
4.42%, 7/24/2039	600,000	778,440
2.96%, 11/16/2040	600,000	646,202
		122,728,733
Beverages — 3.3%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	536,000	698,528
3.75%, 7/15/2042	1,509,000	1,724,774
Coca-Cola Co. (The)
2.25%, 9/1/2026	2,780,000	3,021,099
3.38%, 3/25/2027	128,000	147,008
1.45%, 6/1/2027	518,000	533,442
2.13%, 9/6/2029	2,424,000	2,597,269
1.65%, 6/1/2030	330,000	340,455
2.50%, 6/1/2040	2,152,000	2,323,872
2.60%, 6/1/2050	1,110,000	1,174,546
2.50%, 3/15/2051	1,623,000	1,687,721
Molson Coors Beverage Co.
5.00%, 5/1/2042	826,000	1,039,430
		15,288,144
Biotechnology — 0.6%
AbbVie, Inc.
4.40%, 11/6/2042	2,102,000	2,644,278
Investments	Principal Amount	Value
Corporate Bonds (continued)
Capital Markets — 6.8%
Credit Suisse Group AG
4.88%, 5/15/2045	$1,525,000	$2,101,346
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	568,000	825,124
6.75%, 10/1/2037	5,505,000	8,435,128
6.25%, 2/1/2041	1,842,000	2,903,378
5.15%, 5/22/2045	607,000	851,741
Jefferies Group LLC
4.15%, 1/23/2030	1,048,000	1,229,191
Morgan Stanley
3.13%, 7/27/2026	904,000	1,009,803
4.35%, 9/8/2026	2,723,000	3,196,816
3.63%, 1/20/2027	780,000	891,447
6.38%, 7/24/2042	778,000	1,273,464
4.30%, 1/27/2045	2,211,000	3,002,541
4.38%, 1/22/2047	2,512,000	3,478,861
Nomura Holdings, Inc.
3.10%, 1/16/2030	1,330,000	1,447,167
2.68%, 7/16/2030	520,000	550,530
		31,196,537
Chemicals — 0.2%
Dow Chemical Co. (The)
7.38%, 11/1/2029	781,000	1,115,116
Communications Equipment — 1.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	1,984,000	3,063,578
5.50%, 1/15/2040	1,171,000	1,771,897
		4,835,475
Consumer Finance — 0.9%
Ally Financial, Inc.
8.00%, 11/1/2031	1,582,000	2,267,920
American Express Co.
4.05%, 12/3/2042	941,000	1,191,960
Toyota Motor Credit Corp.
3.38%, 4/1/2030	664,000	774,782
		4,234,662
Diversified Financial Services — 4.6%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	965,000	1,331,968
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	5,723,000	6,597,568

See accompanying notes to the financial statements.

24 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Shell International Finance BV
2.50%, 9/12/2026	$1,210,000	$1,321,679
4.13%, 5/11/2035	1,686,000	2,105,787
6.38%, 12/15/2038	1,278,000	1,983,534
5.50%, 3/25/2040	544,000	785,008
4.55%, 8/12/2043	777,000	1,026,554
4.38%, 5/11/2045	2,464,000	3,177,518
4.00%, 5/10/2046	891,000	1,103,338
3.75%, 9/12/2046	1,437,000	1,715,775
		21,148,729
Diversified Telecommunication Services — 5.0%
AT&T, Inc.
5.35%, 9/1/2040	1,324,000	1,743,737
Telefonica Emisiones SA
4.10%, 3/8/2027	1,513,000	1,736,879
7.05%, 6/20/2036	1,773,000	2,663,358
5.21%, 3/8/2047	734,000	935,792
4.90%, 3/6/2048	2,069,000	2,560,739
Verizon Communications, Inc.
2.63%, 8/15/2026	1,250,000	1,366,877
4.13%, 3/16/2027	2,506,000	2,972,166
4.33%, 9/21/2028	882,000	1,070,680
4.50%, 8/10/2033	2,179,000	2,777,837
4.27%, 1/15/2036	1,320,000	1,658,489
5.25%, 3/16/2037	795,000	1,103,169
4.86%, 8/21/2046	1,248,000	1,718,811
4.52%, 9/15/2048	75,000	100,928
4.67%, 3/15/2055	405,000	559,247
		22,968,709
Electric Utilities — 0.8%
Duke Energy Florida LLC
6.40%, 6/15/2038	770,000	1,200,001
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	1,220,000	1,676,741
Georgia Power Co.
4.30%, 3/15/2042	810,000	1,016,497
		3,893,239
Electrical Equipment — 0.2%
Eaton Corp.
4.15%, 11/2/2042	680,000	856,159
Investments	Principal Amount	Value
Corporate Bonds (continued)
Energy Equipment & Services — 0.7%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	$1,422,000	$1,862,855
Halliburton Co.
7.45%, 9/15/2039	871,000	1,218,221
		3,081,076
Entertainment — 2.3%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,317,000	1,747,710
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	1,222,000	1,284,527
2.95%, 6/15/2027 (a)	986,000	1,095,394
4.13%, 6/1/2044	1,014,000	1,284,209
Walt Disney Co. (The)
2.20%, 1/13/2028	1,000,000	1,060,862
3.80%, 3/22/2030	744,000	885,051
2.65%, 1/13/2031	521,000	567,568
6.65%, 11/15/2037	1,585,000	2,468,420
		10,393,741
Equity Real Estate Investment Trusts (REITs) — 0.3%
Weyerhaeuser Co.
7.38%, 3/15/2032	1,034,000	1,540,762
Food & Staples Retailing — 0.8%
Walmart, Inc.
5.25%, 9/1/2035	790,000	1,155,495
6.50%, 8/15/2037	1,588,000	2,599,406
		3,754,901
Food Products — 0.6%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	1,666,000	1,909,107
Unilever Capital Corp.
5.90%, 11/15/2032	698,000	1,027,128
		2,936,235
Health Care Equipment & Supplies — 0.9%
Medtronic, Inc.
4.38%, 3/15/2035	1,780,000	2,442,081
4.63%, 3/15/2045	1,135,000	1,615,698
		4,057,779

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 25

Investments	Principal Amount	Value
Corporate Bonds (continued)
Health Care Providers & Services — 2.1%
Anthem, Inc.
4.65%, 1/15/2043	$732,000	$964,917
Ascension Health
3.95%, 11/15/2046	905,000	1,154,864
UnitedHealth Group, Inc.
2.88%, 8/15/2029	404,000	457,867
2.00%, 5/15/2030	588,000	624,979
4.63%, 7/15/2035	2,163,000	2,934,299
6.88%, 2/15/2038	942,000	1,551,905
4.75%, 7/15/2045	1,476,000	2,113,318
		9,802,149
Household Products — 0.4%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	1,677,000	1,942,453
Industrial Conglomerates — 1.5%
General Electric Co.
6.75%, 3/15/2032	1,607,000	2,192,866
5.88%, 1/14/2038	760,000	984,616
6.88%, 1/10/2039	1,588,000	2,244,221
4.50%, 3/11/2044	1,156,000	1,351,621
		6,773,324
Insurance — 1.3%
AXA SA
8.60%, 12/15/2030	923,000	1,428,681
MetLife, Inc.
5.70%, 6/15/2035	1,148,000	1,692,222
4.88%, 11/13/2043	18,000	25,548
4.05%, 3/1/2045	1,397,000	1,797,707
Prudential plc
3.13%, 4/14/2030	747,000	851,842
		5,796,000
IT Services — 2.3%
International Business Machines Corp.
3.50%, 5/15/2029	1,978,000	2,288,711
4.15%, 5/15/2039	2,435,000	3,117,986
4.00%, 6/20/2042	2,814,000	3,566,943
4.25%, 5/15/2049	1,160,000	1,542,374
		10,516,014
Investments	Principal Amount	Value
Corporate Bonds (continued)
Machinery — 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	$1,424,000	$1,823,566
Media — 3.4%
Comcast Corp.
4.25%, 1/15/2033	614,000	768,118
6.50%, 11/15/2035	1,284,000	1,994,538
4.65%, 7/15/2042	853,000	1,155,375
4.75%, 3/1/2044	2,141,000	2,967,702
Time Warner Cable LLC
6.55%, 5/1/2037	257,000	355,610
7.30%, 7/1/2038	1,173,000	1,724,561
6.75%, 6/15/2039	1,279,000	1,819,444
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	1,424,000	2,220,309
ViacomCBS, Inc.
6.88%, 4/30/2036	489,000	697,905
4.38%, 3/15/2043	1,668,000	1,939,050
		15,642,612
Metals & Mining — 3.4%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	2,148,000	2,762,363
5.00%, 9/30/2043	732,000	1,069,755
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,457,000	2,112,392
Southern Copper Corp.
6.75%, 4/16/2040	539,000	800,427
5.25%, 11/8/2042	513,000	678,297
5.88%, 4/23/2045	2,174,000	3,078,384
Vale Overseas Ltd.
6.25%, 8/10/2026	1,585,000	1,953,037
6.88%, 11/21/2036	480,000	680,544
6.88%, 11/10/2039	1,701,000	2,451,583
		15,586,782
Multiline Retail — 0.3%
Target Corp.
4.00%, 7/1/2042	961,000	1,299,348
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,274,000	1,908,838

See accompanying notes to the financial statements.

26 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels — 5.8%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	$1,281,000	$1,652,925
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,101,000	1,310,718
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	1,311,000	1,516,358
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	1,101,000	1,592,177
ConocoPhillips
6.50%, 2/1/2039	1,230,000	1,882,006
ConocoPhillips Co.
6.95%, 4/15/2029	2,836,000	3,954,275
Ecopetrol SA
5.88%, 5/28/2045	1,673,000	1,988,779
Hess Corp.
5.60%, 2/15/2041	904,000	1,062,485
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	466,000	626,338
Kinder Morgan, Inc.
7.75%, 1/15/2032	1,230,000	1,762,997
Phillips 66
5.88%, 5/1/2042	1,077,000	1,472,293
Suncor Energy, Inc.
6.50%, 6/15/2038	869,000	1,159,530
Total Capital SA
3.88%, 10/11/2028	1,022,000	1,218,985
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	1,303,000	1,819,564
7.63%, 1/15/2039	500,000	784,342
Valero Energy Corp.
6.63%, 6/15/2037	1,186,000	1,554,959
Williams Cos., Inc. (The)
6.30%, 4/15/2040	869,000	1,135,949
		26,494,680
Pharmaceuticals — 6.0%
AstraZeneca plc
6.45%, 9/15/2037	2,078,000	3,240,120
4.00%, 9/18/2042	1,087,000	1,366,315
4.38%, 11/16/2045	761,000	1,021,413
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	1,229,000	1,460,864
6.38%, 5/15/2038	2,215,000	3,518,581
Johnson & Johnson
5.95%, 8/15/2037	678,000	1,062,813
Merck & Co., Inc.
4.15%, 5/18/2043	1,064,000	1,408,779
Investments	Principal Amount	Value
Corporate Bonds (continued)
Novartis Capital Corp.
4.40%, 5/6/2044	$1,657,000	$2,297,031
Pfizer, Inc.
2.75%, 6/3/2026	1,485,000	1,644,615
3.00%, 12/15/2026	1,062,000	1,199,372
4.00%, 12/15/2036	508,000	648,160
7.20%, 3/15/2039	2,979,000	5,122,045
4.13%, 12/15/2046	1,312,000	1,736,472
Wyeth LLC
5.95%, 4/1/2037	1,223,000	1,843,415
		27,569,995
Software — 1.2%
Oracle Corp.
6.50%, 4/15/2038	2,073,000	3,294,774
6.13%, 7/8/2039	927,000	1,428,015
5.38%, 7/15/2040	554,000	797,121
		5,519,910
Specialty Retail — 0.8%
Home Depot, Inc. (The)
5.88%, 12/16/2036	2,294,000	3,490,818
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.
3.85%, 5/4/2043	3,088,000	3,975,647
4.45%, 5/6/2044	1,057,000	1,455,970
3.45%, 2/9/2045	1,345,000	1,650,089
4.38%, 5/13/2045	791,000	1,098,112
HP, Inc.
6.00%, 9/15/2041	933,000	1,203,486
		9,383,304
Tobacco — 1.1%
Altria Group, Inc.
5.38%, 1/31/2044	1,506,000	1,958,573
Philip Morris International, Inc.
6.38%, 5/16/2038	1,716,000	2,634,922
4.25%, 11/10/2044	222,000	276,440
		4,869,935
Wireless Telecommunication Services — 4.1%
America Movil SAB de CV
6.38%, 3/1/2035	590,000	879,412
6.13%, 3/30/2040	1,678,000	2,498,005
4.38%, 7/16/2042	972,000	1,226,305
Telefonica Europe BV
8.25%, 9/15/2030	1,057,000	1,619,269

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 27

Investments	Principal Amount	Value
Corporate Bonds (continued)
Vodafone Group plc
4.38%, 5/30/2028	$1,333,000	$1,600,593
6.15%, 2/27/2037	914,000	1,314,661
5.00%, 5/30/2038	1,488,000	1,939,018
5.25%, 5/30/2048	3,211,000	4,395,618
4.88%, 6/19/2049	1,251,000	1,638,493
4.25%, 9/17/2050	1,501,000	1,837,741
		18,949,115
Total Corporate Bonds (Cost $403,971,411)		437,627,633
	Shares
Securities Lending Reinvestments (b) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $1,000,920)	1,000,920	1,000,920
	Principal Amount
Short-Term Investments — 1.1%
Repurchase Agreements (c) — 1.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $4,923,601 (Cost $4,923,594)	$4,923,594	4,923,594
Total Investments — 96.7% (Cost $409,895,925)		443,552,147
Other assets less liabilities — 3.3%		15,230,943
Net Assets — 100.0%		$458,783,090

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $975,411, collateralized in the form of cash with a value of $1,000,920 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $1,000,920.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,665,701
Aggregate gross unrealized depreciation	(1,525,799)
Net unrealized appreciation	$32,139,902
Federal income tax cost	$409,900,512

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	896	3/22/2021	USD	$123,802,000	$(259,655)
U.S. Treasury Long Bond	1,344	3/22/2021	USD	235,074,000	(979,566)
U.S. Treasury Ultra Bond	333	3/22/2021	USD	71,938,406	(272,512)
					$(1,511,733)

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

28 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,288,044
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$6,288,044
Federal income tax cost	$—

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
WTI Crude Oil	1,365	1/20/2021	USD	$62,121,150	$6,288,044

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: K-1 FREE CRUDE OIL STRATEGY ETF OILK :: 29

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 93.2%
Adobe, Inc.* (Software)	0.4%	3,619	$1,731,583
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.5%	24,076	2,230,882
Alphabet, Inc., Class A* (Interactive Media & Services)	1.0%	2,304	4,042,138
Alphabet, Inc., Class C* (Interactive Media & Services)	0.9%	2,235	3,935,254
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.8%	3,776	11,962,519
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.1%	146,084	17,391,300
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	25,461	2,100,023
Autodesk, Inc.* (Software)	0.5%	6,974	1,954,324
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.8%	14,734	3,372,760
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.6%	41,273	2,575,435
Charter Communications, Inc., Class A* (Media)	0.5%	3,323	2,166,563
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	31,719	2,765,262
Cisco Systems, Inc. (Communications Equipment)	0.4%	40,610	1,747,042
Comcast Corp., Class A (Media)	0.6%	50,249	2,524,510
CVS Health Corp. (Health Care Providers & Services)	0.5%	30,159	2,044,479
Danaher Corp. (Health Care Equipment & Supplies)	0.5%	8,883	1,995,388
Dollar General Corp. (Multiline Retail)	0.4%	7,802	1,705,361
Etsy, Inc.* (Internet & Direct Marketing Retail)	0.4%	10,115	1,625,480
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.7%	74,367	2,835,614
Facebook, Inc., Class A* (Interactive Media & Services)	1.4%	20,580	5,700,042
FedEx Corp. (Air Freight & Logistics)	0.5%	6,806	1,950,464
Ford Motor Co. (Automobiles)	0.4%	180,694	1,640,701
Freeport-McMoRan, Inc. (Metals & Mining)	0.4%	75,039	1,755,162
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
General Electric Co. (Industrial Conglomerates)	0.5%	220,859	$2,248,345
Global Payments, Inc. (IT Services)	0.4%	9,284	1,812,144
Home Depot, Inc. (The) (Specialty Retail)	0.4%	6,739	1,869,466
HP, Inc. (Technology Hardware, Storage & Peripherals)	0.4%	74,905	1,642,667
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	63,395	3,065,148
Intercontinental Exchange, Inc. (Capital Markets)	0.4%	16,047	1,693,119
Johnson & Johnson (Pharmaceuticals)	0.7%	19,150	2,770,622
JPMorgan Chase & Co. (Banks)	0.6%	21,286	2,509,194
Lockheed Martin Corp. (Aerospace & Defense)	0.5%	5,377	1,962,605
Lowe's Cos., Inc. (Specialty Retail)	0.6%	14,901	2,321,874
Mastercard, Inc., Class A (IT Services)	0.4%	5,388	1,813,116
Merck & Co., Inc. (Pharmaceuticals)	0.6%	32,436	2,607,530
Microsoft Corp. (Software)	3.5%	69,342	14,844,042
Netflix, Inc.* (Entertainment)	0.5%	4,055	1,989,788
Norfolk Southern Corp. (Road & Rail)	0.4%	7,632	1,808,937
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.5%	4,004	2,146,384
Procter & Gamble Co. (The) (Household Products)	0.6%	18,778	2,607,701
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.7%	18,679	2,748,988
S&P Global, Inc. (Capital Markets)	0.4%	5,290	1,860,916
ServiceNow, Inc.* (Software)	0.5%	4,058	2,169,204
Target Corp. (Multiline Retail)	0.5%	12,134	2,178,417
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.5%	6,205	2,086,990
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.4%	8,016	1,825,644
Visa, Inc., Class A (IT Services)	0.6%	11,367	2,391,048
Walmart, Inc. (Food & Staples Retailing)	0.8%	21,611	3,301,945
Wells Fargo & Co. (Banks)	0.6%	86,146	2,356,093

See accompanying notes to the financial statements.

30 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Zoetis, Inc. (Pharmaceuticals)	0.5%	11,815	$1,894,890
Other Common Stocks (b)	56.5%	4,106,202	236,945,957
Total Common Stocks (Cost $332,148,408)			391,225,060
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $1,066,438)	0.3%	1,066,438	1,066,438
		Principal Amount
Short-Term Investments — 5.2%
Repurchase Agreements (d) — 5.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $21,689,651 (Cost $21,689,609)		$21,689,609	21,689,609
Total Investments — 98.7% (Cost $354,904,455)			413,981,107
Other assets less liabilities — 1.3%			5,653,950
Net assets — 100.0%			$419,635,057

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,615,195.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $1,015,853, collateralized in the form of cash with a value of $1,066,438 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $1,066,438.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,581,679
Aggregate gross unrealized depreciation	(24,951,858)
Net unrealized appreciation	$63,629,821
Federal income tax cost	$356,489,671

Swap Agreementsa

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(48,482,113)	12/7/2020	Goldman Sachs International	(0.20)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	(6,813,897)	6,763,917	49,980	—
(12,441,814)	1/6/2021	Societe Generale	0.07%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	3,586,710
99,451,922	1/6/2021	Societe Generale	0.83%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	7,707,597
87,010,108					11,294,307	(11,294,307)	—	—
(66,836,490)	11/8/2021	UBS AG	(0.23)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	1,587,755

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 31

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
57,011,319	11/8/2021	UBS AG	0.68%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	70,220
(9,825,171)					1,657,975	(1,053,454)	—	604,521
28,702,824					6,138,385
				Total Unrealized Appreciation	12,952,282
				Total Unrealized Depreciation	(6,813,897)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

g  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	1.4%
Air Freight & Logistics	0.8%
Airlines	0.3%
Auto Components	0.2%
Automobiles	0.7%
Banks	3.3%
Beverages	1.0%
Biotechnology	2.1%
Building Products	0.4%
Capital Markets	2.4%
Chemicals	1.4%
Commercial Services & Supplies	0.3%
Communications Equipment	0.8%
Construction & Engineering	0.5%
Consumer Finance	0.5%
Containers & Packaging	0.6%
Distributors	0.3%
Diversified Financial Services	0.8%
Diversified Telecommunication Services	0.9%
Electric Utilities	1.4%
Electrical Equipment	0.5%

See accompanying notes to the financial statements.

32 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.1%
Entertainment	1.5%
Equity Real Estate Investment Trusts (REITs)	4.2%
Food & Staples Retailing	1.6%
Food Products	1.7%
Health Care Equipment & Supplies	3.4%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.1%
Household Durables	1.3%
Household Products	1.7%
Industrial Conglomerates	0.7%
Insurance	4.3%
Interactive Media & Services	3.3%
Internet & Direct Marketing Retail	3.6%
IT Services	4.0%
Life Sciences Tools & Services	1.2%
Machinery	1.8%
Media	3.1%
Metals & Mining	0.8%
Multiline Retail	1.2%
Multi-Utilities	0.8%
Oil, Gas & Consumable Fuels	3.1%
Pharmaceuticals	3.2%
Professional Services	0.3%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	4.8%
Software	7.0%
Specialty Retail	2.1%
Technology Hardware, Storage & Peripherals	4.7%
Textiles, Apparel & Luxury Goods	0.4%
Tobacco	0.3%
Other[a]	6.8%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 33

Investments	Shares	Value
Common Stocks (a) — 97.9%
Internet & Direct Marketing Retail — 97.9%
1-800-Flowers.com, Inc., Class A*	125,845	$2,949,807
Alibaba Group Holding Ltd., ADR*	101,705	26,785,029
Amazon.com, Inc.*	19,157	60,690,141
Baozun, Inc., ADR*(b)	28,852	1,072,140
Chewy, Inc., Class A*	166,545	12,920,561
Dada Nexus Ltd., ADR*(b)	77,087	4,467,192
eBay, Inc.	221,654	11,178,011
Etsy, Inc.*	81,397	13,080,498
Farfetch Ltd., Class A*	101,690	5,557,359
Fiverr International Ltd.*	12,053	2,414,577
Groupon, Inc.*	99,928	3,013,828
Grubhub, Inc.*	162,510	11,430,953
JD.com, Inc., ADR*	59,438	5,073,033
Magnite, Inc.*	388,298	7,377,662
MercadoLibre, Inc.*	3,709	5,761,301
Overstock.com, Inc.*	148,319	10,010,049
PetMed Express, Inc.(b)	70,308	2,158,456
Pinduoduo, Inc., ADR*	37,090	5,148,463
Quotient Technology, Inc.*	315,627	2,351,421
Qurate Retail, Inc., Series A	982,472	10,286,482
RealReal, Inc. (The)*	307,206	4,254,803
Shutterstock, Inc.	125,628	8,638,181
Stamps.com, Inc.*	62,771	11,767,052
Stitch Fix, Inc., Class A*(b)	210,485	8,524,643
Vipshop Holdings Ltd., ADR*	204,131	5,213,506
Wayfair, Inc., Class A*	46,333	11,785,262
Total Common Stocks (Cost $165,751,666)		253,910,410
Securities Lending Reinvestments (c) — 5.4%
Investment Companies — 5.4%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $13,995,099)	13,995,099	13,995,099
Investments	Principal Amount	Value
Short-Term Investments — 5.1%
Repurchase Agreements (d) — 5.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $13,326,306 (Cost $13,326,282)	$13,326,282	$13,326,282
Total Investments — 108.4% (Cost $193,073,047)		281,231,791
Liabilities in excess of other assets — (8.4%)		(21,857,825)
Net Assets — 100.0%		$259,373,966

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $47,308,235.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $14,009,641, collateralized in the form of cash with a value of $13,995,099 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,245,694 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $15,240,793.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $13,995,099.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,564,012
Aggregate gross unrealized depreciation	(20,035,645)
Net unrealized appreciation	$76,528,367
Federal income tax cost	$193,939,806

See accompanying notes to the financial statements.

34 :: CLIX LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(119,308,264)	11/8/2021	Credit Suisse International	(0.23)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(17,781,943)
944,340	11/8/2021	Credit Suisse International	0.68%	ProShares Online Retail Index	4,190,226
(118,363,924)					(13,591,717)	13,551,829	39,888	—
(1,216,427)	11/8/2021	Goldman Sachs International	1.30%	Solactive- ProShares Bricks and Mortar Retail Store Index	(117,692)
2,125,478	11/8/2021	Goldman Sachs International	0.60%	ProShares Online Retail Index	1,048,313
909,051					930,621	(930,621)	—	—
(8,843,693)	11/8/2021	Societe Generale	2.32%	Solactive- ProShares Bricks and Mortar Retail Store Index	(726,925)
2,316,628	1/6/2021	Societe Generale	(0.72)%	ProShares Online Retail Index	2,624,403
(6,527,065)					1,897,478	(1,897,478)	—	—
(123,981,938)					(10,763,618)
				Total Unrealized Appreciation	7,862,942
				Total Unrealized Depreciation	(18,626,560)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF CLIX :: 35

Investments	Principal Amount	Value
Short-Term Investments — 95.4%
Repurchase Agreements (a) — 95.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $4,325,240 (Cost $4,325,233)	$4,325,233	$4,325,233
Total Investments — 95.4% (Cost $4,325,233)		4,325,233
Other assets less liabilities — 4.6%		207,409
Net Assets — 100.0%		$4,532,642

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,622
Aggregate gross unrealized depreciation	(83,197)
Net unrealized depreciation	$(15,575)
Federal income tax cost	$4,325,233

Managed Futures Strategy ETF had the following open long and short futures contracts as of November 30, 2020:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Copper	1	3/29/2021	USD	$85,950	$8,073
Corn	6	7/14/2021	USD	128,925	6,734
Cotton No. 2	4	3/9/2021	USD	144,300	2,429
E-Mini Natural Gas	9	12/28/2020	USD	64,845	(11,566)
Foreign Exchange CAD/USD	3	12/15/2020	USD	231,465	3,621
Foreign Exchange CHF/USD	3	12/14/2020	USD	413,888	2,601
Foreign Exchange GBP/USD	2	12/14/2020	USD	166,800	2,352
Foreign Exchange JPY/USD	5	12/14/2020	USD	599,156	5,297
Lean Hogs	3	4/15/2021	USD	85,680	2,032
Soybean	4	1/14/2021	USD	233,700	18,877
Sugar No. 11	6	2/26/2021	USD	97,507	(174)
Wheat	5	12/14/2021	USD	149,813	(3,101)
					$37,175

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	6	3/16/2021	USD	$164,340$	$(26,077)
Coffee 'C'	3	3/19/2021	USD	138,712	(18,740)
E-Mini Crude Oil	1	5/19/2021	USD	22,885	(1,837)
E-Mini Euro	4	12/14/2020	USD	298,763	(2,744)
Foreign Exchange AUD/USD	2	12/14/2020	USD	147,090	(1,525)
Gold	2	2/24/2021	USD	113,978	10,170
Live Cattle	3	2/26/2021	USD	135,450	(1,828)
NY Harbor ULSD	1	12/31/2020	USD	57,599	(8,037)
RBOB Gasoline	1	12/31/2020	USD	52,147	(5,596)
Silver	2	3/29/2021	USD	45,186	4,960
U.S. Treasury 10 Year Note	6	3/22/2021	USD	829,031	476
U.S. Treasury Long Bond	2	3/22/2021	USD	349,813	(1,972)
					$(52,750)
					$(15,575)

See accompanying notes to the financial statements.

36 :: FUT MANAGED FUTURES STRATEGY ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

GBP  British Pound

JPY  Japanese Yen

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MANAGED FUTURES STRATEGY ETF FUT :: 37

Investments	Shares	Value
Common Stocks — 77.9%
Banks — 3.8%
CIT Group, Inc.	8,850	$296,386
Beverages — 3.1%
Coca-Cola Amatil Ltd.	26,125	242,590
Capital Markets — 3.3%
Eaton Vance Corp.	3,845	257,538
Consumer Finance — 2.8%
Hitachi Capital Corp.	9,500	217,845
Diversified Telecommunication Services — 3.2%
Altice Europe NV, Class A*	47,000	247,691
Electric Utilities — 3.0%
PNM Resources, Inc.	4,700	230,817
Health Care Equipment & Supplies — 2.9%
Varian Medical Systems, Inc.*	1,320	229,654
Hotels, Restaurants & Leisure — 6.0%
Dunkin' Brands Group, Inc.	2,200	233,948
William Hill plc	64,500	230,620
		464,568
Insurance — 9.2%
National General Holdings Corp.	6,700	228,336
RSA Insurance Group plc	26,000	233,621
Willis Towers Watson plc	1,209	251,702
		713,659
Internet & Direct Marketing Retail — 3.3%
Grubhub, Inc.*	3,654	257,022
IT Services — 2.9%
Virtusa Corp.*	4,575	229,116
Life Sciences Tools & Services — 3.5%
QIAGEN NV*	5,602	270,352
Oil, Gas & Consumable Fuels — 3.9%
Parsley Energy, Inc., Class A	24,100	301,973
Investments	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 3.1%
Norbord, Inc.	6,350	$238,070
Semiconductors & Semiconductor Equipment — 10.3%
Inphi Corp.*	1,655	256,740
Maxim Integrated Products, Inc.	3,290	273,202
Xilinx, Inc.	1,875	272,906
		802,848
Software — 3.1%
RIB Software SE	7,357	244,143
Specialty Retail — 4.0%
Shimachu Co. Ltd.	5,860	307,595
Trading Companies & Distributors — 6.5%
BMC Stock Holdings, Inc.*	5,600	274,064
HD Supply Holdings, Inc.*	4,200	234,276
		508,340
Total Common Stocks (Cost $5,579,234)		6,060,207
	Principal Amount
Short-Term Investments — 21.9%
Repurchase Agreements (a) — 6.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $499,399 (Cost $499,398)	$499,398	499,398
U.S. Treasury Obligations — 15.5%
U.S. Treasury Bills 0.10%, 1/21/2021 (b) (Cost $1,199,835)	1,200,000	1,199,888
Total Short-Term Investments (Cost $1,699,233)		1,699,286
Total Investments — 99.8% (Cost $7,278,467)		7,759,493
Other assets less liabilities — 0.2%		18,490
Net Assets — 100.0%		$7,777,983

See accompanying notes to the financial statements.

38 :: MRGR MERGER ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,327
Aggregate gross unrealized depreciation	(303,476)
Net unrealized appreciation	$226,851
Federal income tax cost	$7,278,467

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2020:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[a]
U.S. Dollar vs. Euro	Goldman Sachs International	01/12/21	681,000	$(803,483)	$813,458	$9,975
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	01/12/21	(950,000)	9,159	(9,108)	51
Total Unrealized Appreciation						$10,026
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	01/12/21	250,000	$(2,422)	$2,397	$(25)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	01/12/21	(332,000)	241,533	(243,817)	(2,284)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	01/12/21	(310,000)	236,932	(238,776)	(1,844)
U.S. Dollar vs. Euro	Goldman Sachs International	01/12/21	(1,067,000)	1,257,069	(1,274,538)	(17,469)
U.S. Dollar vs. British Pound	Goldman Sachs International	01/12/21	(350,000)	458,909	(466,916)	(8,007)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	01/12/21	(54,050,000)	511,383	(518,215)	(6,832)
Total Unrealized Depreciation						$(36,461)
Total Net Unrealized Depreciation						$(26,435)[b]

a  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

b  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $-26,435. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Swap Agreementsa

Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(7,124)	11/9/2021	Citibank NA	0.60%	S&P Merger Arbitrage Index (short exposure to Acquirers)[f]	(2,370)
7,394	11/9/2021	Citibank NA	0.55%	S&P Merger Arbitrage Index (long exposure to Targets)[g]	1,428
270					(942)	—	942	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MERGER ETF MRGR :: 39

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,730,733)	11/9/2021	Societe Generale	0.57%	S&P Merger Arbitrage Index (short exposure to Acquirers)[f]	(250,640)
2,465	11/9/2021	Societe Generale	0.58%	S&P Merger Arbitrage Index (long exposure to Targets)[g]	23,842
(2,728,268)					(226,798)	—	226,798	—
(2,727,998)					(227,740)
				Total Unrealized Appreciation	25,270
				Total Unrealized Depreciation	(253,010)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_November.pdf.

g  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:

United States	49.2%
Japan	6.8%
Germany	6.6%
United Kingdom	6.0%
Netherlands	3.2%
Australia	3.1%
Canada	3.0%
Other[a]	22.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

40 :: MRGR MERGER ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Exchange Traded Funds — 99.9%
ProShares DJ Brookfield Global Infrastructure ETF (a)	9,097	$376,298
ProShares Global Listed Private Equity ETF (a)	13,216	406,987
ProShares Hedge Replication ETF (a)(b)	34,796	1,695,609
ProShares Inflation Expectations ETF (a)(b)	40,039	1,063,036
ProShares Managed Futures Strategy ETF (a)(b)	30,284	1,193,795
ProShares Merger ETF (a)	49,010	1,898,157
ProShares RAFITM Long/Short (a)	18,628	571,693
Total Exchange Traded Funds (Cost $6,869,500)		7,205,575
Securities Lending Reinvestments (c) — 2.5%
Investment Companies — 2.5%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $179,925)	179,925	179,925
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $15,839 (Cost $15,839)	$15,839	15,839
Total Investments — 102.6% (Cost $7,065,264)		7,401,339
Liabilities in excess of other assets — (2.6%)		(190,416)
Net Assets — 100.0%		$7,210,923

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $646,587, collateralized in the form of cash with a value of $179,925 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $484,149 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $664,074.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $179,925.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$316,843
Aggregate gross unrealized depreciation	(24,913)
Net unrealized appreciation	$291,930
Federal income tax cost	$7,109,409

Investment in a company which was affiliated for the period ending November 30, 2020, was as follows:

Exchange Traded Funds	Value May 31, 2020	Purchases at Cost	Sales at Value	Shares November 30, 2020	Value November 30, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$793,764	$177,641	$606,679	9,097	$376,298	$37,245	$8,107	$(25,673)
ProShares Global Listed Private Equity ETF	534,647	248,952	449,113	13,216	406,987	146,452	5,191	(73,951)
ProShares Hedge Replication ETF	1,732,309	112,092	283,435	34,796	1,695,609	131,597	—	3,046
ProShares Inflation Expectations ETF	479,084	581,517	56,642	40,039	1,063,036	66,359	989	(7,282)
ProShares Managed Futures Strategy ETF	735,673	895,932	444,816	30,284	1,193,795	8,199	—	(1,193)
ProShares Merger ETF	1,800,432	335,471	297,463	49,010	1,898,157	57,095	—	2,622
ProShares RAFITM Long/Short	806,364	251,016	464,052	18,628	571,693	51,826	5,787	(73,461)
	$6,882,273	$2,602,621	$2,602,200	195,070	$7,205,575	$498,773	$20,074	$(175,892)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MORNINGSTAR ALTERNATIVES SOLUTION ETF ALTS :: 41

Investments	Shares	Value
Common Stocks — 99.9%
Aerospace & Defense — 1.4%
BAE Systems plc	269,253	$1,811,710
Air Freight & Logistics — 1.4%
DSV PANALPINA A/S	11,216	1,774,733
Beverages — 1.4%
Diageo plc	45,141	1,735,646
Building Products — 1.4%
Geberit AG (Registered)	2,902	1,753,445
Capital Markets — 1.5%
Partners Group Holding AG	1,763	1,898,735
Chemicals — 8.4%
BASF SE	25,640	1,881,026
Croda International plc	22,286	1,772,084
EMS-Chemie Holding AG (Registered)	1,978	1,814,569
FUCHS PETROLUB SE (Preference)	30,497	1,748,146
Novozymes A/S, Class B	30,175	1,730,728
Symrise AG	14,412	1,810,162
		10,756,715
Diversified Financial Services — 4.3%
Groupe Bruxelles Lambert SA	18,407	1,798,467
Sofina SA	5,756	1,831,497
Tokyo Century Corp.	28,778	1,907,034
		5,536,998
Diversified Telecommunication Services — 1.4%
Telenor ASA	105,470	1,803,563
Electric Utilities — 2.8%
CK Infrastructure Holdings Ltd.	347,787	1,778,749
Red Electrica Corp. SA	90,682	1,858,699
		3,637,448
Electronic Equipment, Instruments & Components — 1.3%
Halma plc	57,185	1,691,802
Equity Real Estate Investment Trusts (REITs) — 5.6%
Daiwa House REIT Investment Corp.	765	1,843,630
Japan Retail Fund Investment Corp.	1,123	1,793,138
Klepierre SA	80,649	1,784,738
Link REIT (a)	195,477	1,714,600
		7,136,106
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 4.3%
Koninklijke Ahold Delhaize NV	64,523	$1,851,606
Sundrug Co. Ltd.	44,444	1,866,840
Welcia Holdings Co. Ltd.	45,093	1,814,099
		5,532,545
Food Products — 4.1%
Chocoladefabriken Lindt & Spruengli AG, Class PC	204	1,747,509
Kerry Group plc, Class A	12,513	1,757,249
Nestle SA (Registered)	15,489	1,731,114
		5,235,872
Gas Utilities — 4.2%
APA Group	230,226	1,755,795
Enagas SA	75,892	1,853,769
Hong Kong & China Gas Co. Ltd.	1,137,876	1,752,498
		5,362,062
Health Care Equipment & Supplies — 4.4%
Coloplast A/S, Class B	12,016	1,798,972
DiaSorin SpA	8,860	1,871,665
GN Store Nord A/S	24,054	1,963,750
		5,634,387
Health Care Providers & Services — 5.5%
Alfresa Holdings Corp.	89,619	1,796,248
Fresenius Medical Care AG & Co. KGaA	21,136	1,782,443
Fresenius SE & Co. KGaA	39,614	1,776,985
Ryman Healthcare Ltd.	163,017	1,687,592
		7,043,268
Household Durables — 2.9%
Rinnai Corp.	16,018	1,871,007
Sekisui Chemical Co. Ltd.	106,574	1,842,751
		3,713,758
Household Products — 1.4%
Unicharm Corp.	36,106	1,753,102
Industrial Conglomerates — 1.4%
Jardine Strategic Holdings Ltd.	72,701	1,736,827
Insurance — 1.4%
Legal & General Group plc	519,459	1,752,484

See accompanying notes to the financial statements.

42 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
IT Services — 2.9%
Bechtle AG	8,558	$1,870,314
Otsuka Corp.	38,813	1,883,422
		3,753,736
Machinery — 4.2%
Kurita Water Industries Ltd.	51,914	1,916,748
Spirax-Sarco Engineering plc	11,721	1,742,418
Techtronic Industries Co. Ltd.	135,477	1,736,168
		5,395,334
Multiline Retail — 1.4%
Pan Pacific International Holdings Corp.	75,461	1,785,301
Oil, Gas & Consumable Fuels — 1.4%
Washington H Soul Pattinson & Co. Ltd. (a)	85,031	1,819,504
Personal Products — 1.5%
Kobayashi Pharmaceutical Co. Ltd.	16,116	1,939,638
Pharmaceuticals — 7.0%
Novartis AG (Registered)	20,634	1,875,134
Novo Nordisk A/S, Class B	26,693	1,800,410
Roche Holding AG	5,268	1,740,192
Sanofi	17,485	1,771,757
UCB SA	16,506	1,768,315
		8,955,808
Professional Services — 5.7%
Intertek Group plc	22,427	1,653,351
Nihon M&A Center, Inc.	29,653	2,075,924
RELX plc	77,544	1,809,102
Wolters Kluwer NV	21,358	1,796,055
		7,334,432
Road & Rail — 1.4%
MTR Corp. Ltd.	326,102	1,768,796
Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV	4,209	1,831,914
Software — 4.0%
AVEVA Group plc	31,590	1,430,550
Dassault Systemes SE	9,699	1,798,881
SAP SE	15,053	1,836,293
		5,065,724
Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 4.3%
Hikari Tsushin, Inc.	7,690	$1,848,845
Nitori Holdings Co. Ltd.	9,001	1,918,890
USS Co. Ltd.	84,743	1,774,909
		5,542,644
Trading Companies & Distributors — 2.8%
Ashtead Group plc	42,879	1,820,983
Bunzl plc	56,846	1,790,298
		3,611,281
Wireless Telecommunication Services — 1.4%
KDDI Corp.	60,173	1,721,083
Total Common Stocks (Cost $111,679,368)		127,826,401
	Number of Rights
Rights — 0.3%
Software — 0.3%
AVEVA Group plc, expiring 12/9/2020* (Cost $354,574)	25,760	385,178
	Number of Warrants
Warrants — 0.0% (b)
Textiles, Apparel & Luxury Goods — 0.0% (b)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)	56,768	11,287
	Shares
Securities Lending Reinvestments (c) — 1.7%
Investment Companies — 1.7%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $2,240,260)	2,240,260	2,240,260
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (d) — 0.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $347,775 (Cost $347,775)	$347,775	347,775
Total Investments — 102.2% (Cost $114,621,977)		130,810,901
Liabilities in excess of other assets — (2.2%)		(2,763,565)
Net Assets — 100.0%		$128,047,336

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 43

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $1,830,030, collateralized in the form of cash with a value of $2,240,260 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  Represents less than 0.05% of net assets.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $2,240,260.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,219,666
Aggregate gross unrealized depreciation	(1,043,888)
Net unrealized appreciation	$16,175,778
Federal income tax cost	$114,635,123
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:
Japan	26.0%
United Kingdom	15.2%
Germany	9.9%
Switzerland	9.8%
Denmark	7.1%
Hong Kong	6.9%
Netherlands	4.3%
Belgium	4.2%
France	4.2%
Spain	2.9%
Australia	2.8%
Italy	1.5%
Norway	1.4%
Ireland	1.4%
China	1.3%
New Zealand	1.3%
Other[a]	(0.2%)
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

44 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 101.3%
Banks — 8.3%
Bancolombia SA, ADR	12,753	$388,329
Bank Central Asia Tbk. PT	164,006	360,360
Bank Rakyat Indonesia Persero Tbk. PT	1,333,567	386,281
E.Sun Financial Holding Co. Ltd.	422,177	372,520
Public Bank Bhd.	82,108	350,682
		1,858,172
Chemicals — 5.1%
Asian Paints Ltd.	13,152	393,425
Berger Paints India Ltd.	44,589	390,008
Pidilite Industries Ltd.	17,109	356,371
		1,139,804
Construction & Engineering — 1.6%
China Railway Group Ltd., Class H	745,871	368,555
Consumer Finance — 4.1%
Bajaj Finance Ltd.	7,273	482,089
Krungthai Card PCL	262,286	442,201
		924,290
Diversified Financial Services — 1.6%
Chailease Holding Co. Ltd.	65,743	359,825
Electronic Equipment, Instruments & Components — 3.4%
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	54,800	380,225
Leyard Optoelectronic Co. Ltd., Class A	87	101
Luxshare Precision Industry Co. Ltd., Class A	47,900	376,158
		756,484
Food Products — 1.6%
Indofood CBP Sukses Makmur Tbk. PT	524,342	367,633
Gas Utilities — 3.5%
China Gas Holdings Ltd.	106,975	394,029
China Resources Gas Group Ltd.	80,668	388,715
		782,744
Health Care Providers & Services — 5.0%
Bangkok Dusit Medical Services PCL, Class F	511,284	365,082
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	120,800	369,069
Sinopharm Group Co. Ltd., Class H	152,078	375,925
		1,110,076
Investments	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.0%
Jollibee Foods Corp.	114,817	$451,340
Household Durables — 5.1%
Haier Electronics Group Co. Ltd.	78,223	372,896
Suofeiya Home Collection Co. Ltd., Class A	92,700	384,478
Zhejiang Supor Co. Ltd., Class A	35,700	379,064
		1,136,438
Household Products — 1.5%
Hindustan Unilever Ltd.	11,306	326,434
Industrial Conglomerates — 3.5%
Alfa SAB de CV, Class A	506,216	398,505
Ayala Corp.	21,901	375,114
		773,619
Insurance — 6.8%
New China Life Insurance Co. Ltd., Class H	90,367	379,490
People's Insurance Co. Group of China Ltd. (The), Class H	1,206,734	381,432
Ping An Insurance Group Co. of China Ltd., Class H (a)	33,261	390,496
Sanlam Ltd.	104,321	373,531
		1,524,949
Interactive Media & Services — 1.7%
Tencent Holdings Ltd.	5,076	368,697
Internet & Direct Marketing Retail — 1.7%
Naspers Ltd., Class N	1,907	385,304
IT Services — 3.5%
Infosys Ltd., ADR	25,465	387,577
Tata Consultancy Services Ltd.	10,990	397,662
		785,239
Media — 1.7%
China South Publishing & Media Group Co. Ltd., Class A	230,700	377,128
Metals & Mining — 1.6%
Polymetal International plc	16,929	352,526

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 45

Investments	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 3.8%
LUKOIL PJSC, ADR	5,841	$385,506
Reliance Industries Ltd.	11,635	303,191
Rosneft Oil Co. PJSC, GDR (b)	28,768	167,085
		855,782
Personal Products — 1.5%
Marico Ltd.	66,399	329,681
Pharmaceuticals — 5.0%
China Medical System Holdings Ltd.	342,395	349,858
Yuhan Corp.	6,523	379,632
Yunnan Baiyao Group Co. Ltd., Class A	26,000	376,321
		1,105,811
Real Estate Management & Development — 12.3%
Aldar Properties PJSC	491,785	407,015
Ayala Land, Inc.	505,412	399,452
China Fortune Land Development Co. Ltd., Class A	170,561	384,800
China Overseas Land & Investment Ltd.	153,177	372,713
China Vanke Co. Ltd., Class H	102,541	389,603
CIFI Holdings Group Co. Ltd.	464,564	401,569
Longfor Group Holdings Ltd. (b)	59,610	390,681
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	5	4
		2,745,837
Road & Rail — 1.8%
Localiza Rent a Car SA*	31,427	394,319
Specialty Retail — 1.9%
China Tourism Group Duty Free Corp. Ltd., Class A	14,300	419,732
Textiles, Apparel & Luxury Goods — 1.6%
Shenzhou International Group Holdings Ltd.	20,950	354,615
Thrifts & Mortgage Finance — 3.6%
Housing Development Finance Corp. Ltd.	13,567	413,342
LIC Housing Finance Ltd.	89,370	397,032
		810,374
Investments	Shares	Value
Common Stocks (continued)
Tobacco — 1.5%
ITC Ltd.	124,969	$326,782
Transportation Infrastructure — 1.6%
International Container Terminal Services, Inc.	148,912	361,750
Water Utilities — 1.6%
Guangdong Investment Ltd.	221,205	367,579
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, Series L	532,694	398,527
Total Common Stocks (Cost $20,522,829)		22,620,046
Exchange Traded Funds — 3.4%
iShares MSCI Kuwait ETF* (Cost $769,359)	29,200	770,588
	Number of Rights
Rights — 0.0%
Real Estate Management & Development — 0.0%
China Land Resources Ltd., expiring 12/31/2021*(c)(d) (Cost $—)	566	—
Total Investments — 104.7% (Cost $21,292,188)		23,390,634
Liabilities in excess of other assets — (4.7%)		(1,055,779)
Net Assets — 100.0%		$22,334,855

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $193,716, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 31, 2020 - May 15, 2050; a total value of $542,191.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

See accompanying notes to the financial statements.

46 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Abbreviations

ADR  American Depositary Receipt

ETF  Exchange Traded Fund

GDR  Global Depositary Receipt

PJSC  Public Joint Stock Company

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,704,385
Aggregate gross unrealized depreciation	(891,576)
Net unrealized appreciation	$1,812,809
Federal income tax cost	$21,577,825
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:

China	42.5%
India	20.2%
Philippines	7.1%
Indonesia	5.0%
Russia	4.0%
Thailand	3.6%
Mexico	3.6%
United States	3.4%
South Africa	3.4%
Taiwan	3.3%
United Arab Emirates	1.8%
Brazil	1.8%
Colombia	1.7%
South Korea	1.7%
Malaysia	1.6%
Hong Kong	—%
Other[a]	(4.7%)
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 47

Investments	Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 2.3%
BAE Systems plc	28,600	$192,440
Air Freight & Logistics — 2.2%
DSV PANALPINA A/S	1,191	188,455
Beverages — 2.2%
Diageo plc	4,795	184,365
Building Products — 2.2%
Geberit AG (Registered)	308	186,100
Capital Markets — 2.4%
Partners Group Holding AG	187	201,397
Chemicals — 13.6%
BASF SE	2,723	199,767
Croda International plc	2,367	188,214
EMS-Chemie Holding AG (Registered)	210	192,649
FUCHS PETROLUB SE (Preference)	3,239	185,666
Novozymes A/S, Class B	3,205	183,827
Symrise AG	1,531	192,295
		1,142,418
Diversified Financial Services — 4.6%
Groupe Bruxelles Lambert SA	1,955	191,014
Sofina SA	611	194,414
		385,428
Diversified Telecommunication Services — 2.3%
Telenor ASA	11,203	191,574
Electric Utilities — 2.4%
Red Electrica Corp. SA	9,632	197,426
Electronic Equipment, Instruments & Components — 2.1%
Halma plc	6,074	179,698
Equity Real Estate Investment Trusts (REITs) — 2.3%
Klepierre SA	8,567	189,585
Food & Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV	6,854	196,688
Investments	Shares	Value
Common Stocks (continued)
Food Products — 6.7%
Chocoladefabriken Lindt & Spruengli AG, Class PC	22	$188,457
Kerry Group plc, Class A	1,329	186,636
Nestle SA (Registered)	1,645	183,852
		558,945
Gas Utilities — 2.4%
Enagas SA	8,061	196,901
Health Care Equipment & Supplies — 7.1%
Coloplast A/S, Class B	1,276	191,036
DiaSorin SpA	941	198,785
GN Store Nord A/S	2,555	208,587
		598,408
Health Care Providers & Services — 4.5%
Fresenius Medical Care AG & Co. KGaA	2,245	189,326
Fresenius SE & Co. KGaA	4,208	188,760
		378,086
Insurance — 2.2%
Legal & General Group plc	55,178	186,153
IT Services — 2.4%
Bechtle AG	909	198,658
Machinery — 2.2%
Spirax-Sarco Engineering plc	1,245	185,079
Pharmaceuticals — 11.4%
Novartis AG (Registered)	2,192	199,200
Novo Nordisk A/S, Class B	2,835	191,217
Roche Holding AG	560	184,986
Sanofi	1,857	188,170
UCB SA	1,753	187,802
		951,375
Professional Services — 6.7%
Intertek Group plc	2,382	175,604
RELX plc	8,237	192,169
Wolters Kluwer NV	2,269	190,807
		558,580
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV	447	194,551

See accompanying notes to the financial statements.

48 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Software — 6.4%
AVEVA Group plc	3,356	$151,976
Dassault Systemes SE	1,030	191,035
SAP SE	1,599	195,060
		538,071
Trading Companies & Distributors — 4.6%
Ashtead Group plc	4,555	193,441
Bunzl plc	6,038	190,160
		383,601
Total Common Stocks (Cost $7,315,773)		8,363,982
	Number of Rights
Rights — 0.6%
Software — 0.6%
AVEVA Group plc, expiring 12/9/2020* (Cost $47,670)	3,486	52,124
	Number of Warrants
Warrants — 0.0% (a)
Textiles, Apparel & Luxury Goods — 0.0% (a)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)	7,658	1,523
Investments	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreements (b) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $13,332 (Cost $13,331)	$13,331	$13,331
Total Investments — 100.6% (Cost $7,376,774)		8,430,960
Liabilities in excess of other assets — (0.6%)		(48,536)
Net Assets — 100.0%		$8,382,424

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,058,276
Aggregate gross unrealized depreciation	(4,879)
Net unrealized appreciation	$1,053,397
Federal income tax cost	$7,377,563
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:
United Kingdom	24.7%
Germany	16.1%
Switzerland	16.0%
Denmark	11.5%
Netherlands	6.9%
France	6.8%
Belgium	6.8%
Spain	4.7%
Italy	2.4%
Norway	2.3%
Ireland	2.2%
Other[a]	(0.4%)
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 49

Investments	Shares	Value
Common Stocks — 99.9%
Auto Components — 0.1%
Visteon Corp.*	86	$10,393
Biotechnology — 7.1%
Allogene Therapeutics, Inc.*	478	14,842
Alnylam Pharmaceuticals, Inc.*	1,203	156,282
Bluebird Bio, Inc.*	340	14,991
CRISPR Therapeutics AG*	148	18,784
Editas Medicine, Inc.*	544	16,641
Emergent BioSolutions, Inc.*	529	43,341
Inovio Pharmaceuticals, Inc.*	1,229	15,018
Invitae Corp.*	340	16,881
Mirati Therapeutics, Inc.*	69	16,412
Moderna, Inc.*	474	72,399
Novavax, Inc.*	673	93,883
Seagen, Inc.*	209	35,595
Twist Bioscience Corp.*	152	16,984
Ultragenyx Pharmaceutical, Inc.*	133	15,766
Veracyte, Inc.*	336	18,315
		566,134
Chemicals — 11.1%
Chr Hansen Holding A/S*	723	70,050
Corteva, Inc.	4,212	161,404
FMC Corp.	1,328	154,061
Givaudan SA (Registered)	39	158,961
International Flavors & Fragrances, Inc.	1,005	112,660
Scotts Miracle-Gro Co. (The)	492	86,479
Symrise AG	1,187	148,671
		892,286
Communications Equipment — 0.9%
Cisco Systems, Inc.	1,526	65,649
InterDigital, Inc.	155	9,286
		74,935
Consumer Finance — 0.1%
Zip Co. Ltd.*	2,161	9,613
Diversified Telecommunication Services — 0.0% (a)
Cogent Communications Holdings, Inc.	38	2,209
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp.	130	9,768
Entertainment — 8.6%
Activision Blizzard, Inc.	1,945	154,589
Electronic Arts, Inc.*	733	93,641
Investments	Shares	Value
Common Stocks (continued)
Embracer Group AB*	1,501	$30,468
Netflix, Inc.*	329	161,439
Nintendo Co. Ltd.	269	152,691
Take-Two Interactive Software, Inc.*	182	32,853
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	7,200	28,582
Zynga, Inc., Class A*	3,716	30,657
		684,920
Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc.	32	22,329
Food Products — 4.7%
Beyond Meat, Inc.*	294	41,131
Hain Celestial Group, Inc. (The)*	492	18,942
Kerry Group plc, Class A	1,095	153,344
McCormick & Co., Inc. (Non-Voting)	856	160,055
		373,472
Health Care Equipment & Supplies — 11.7%
Abbott Laboratories	1,387	150,101
DexCom, Inc.*	164	52,428
Edwards Lifesciences Corp.*	1,067	89,511
Globus Medical, Inc., Class A*	279	16,762
ICU Medical, Inc.*	84	15,851
Integra LifeSciences Holdings Corp.*	283	15,489
Intuitive Surgical, Inc.*	201	145,936
Masimo Corp.*	90	22,904
Medtronic plc	1,413	160,658
Neogen Corp.*	622	46,165
Nevro Corp.*	93	14,996
Quidel Corp.*	83	16,189
Shockwave Medical, Inc.*	166	16,240
Stryker Corp.	541	126,269
Tandem Diabetes Care, Inc.*	165	15,490
Teleflex, Inc.	80	30,620
		935,609
Health Care Technology — 1.3%
Cerner Corp.	524	39,216
HMS Holdings Corp.*	512	16,087
Teladoc Health, Inc.*	197	39,158
Veeva Systems, Inc., Class A*	49	13,566
		108,027
Interactive Media & Services — 7.5%
Alphabet, Inc., Class C*	79	139,098
Baidu, Inc., ADR*	99	13,760

See accompanying notes to the financial statements.

50 :: ANEW MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Facebook, Inc., Class A*	565	$156,488
Pinterest, Inc., Class A*	1,174	82,204
REA Group Ltd.	288	30,705
SINA Corp.*	683	29,594
Tencent Holdings Ltd.	2,048	148,757
		600,606
Internet & Direct Marketing Retail — 9.9%
Alibaba Group Holding Ltd., ADR*	610	160,650
Amazon.com, Inc.*	50	158,402
B2W Cia Digital*	2,161	28,397
eBay, Inc.	1,776	89,564
Grubhub, Inc.*	1,084	76,248
Meituan*(b)	3,839	143,633
Pinduoduo, Inc., ADR*	965	133,952
		790,846
IT Services — 5.7%
Accenture plc, Class A	149	37,114
Euronet Worldwide, Inc.*	74	9,949
GDS Holdings Ltd., ADR*	102	9,183
International Business Machines Corp.	175	21,616
Kingsoft Cloud Holdings Ltd., ADR*	247	9,937
Mastercard, Inc., Class A	323	108,693
Okta, Inc.*	43	10,537
PayPal Holdings, Inc.*	403	86,290
Square, Inc., Class A*	134	28,269
VeriSign, Inc.*	49	9,835
Visa, Inc., Class A	609	128,103
		459,526
Life Sciences Tools & Services — 3.5%
10X Genomics, Inc., Class A*	117	17,914
Bio-Techne Corp.	66	20,019
Medpace Holdings, Inc.*	131	16,815
NanoString Technologies, Inc.*	345	17,126
Pacific Biosciences of California, Inc.*	1,012	16,000
QIAGEN NV*	396	19,088
Thermo Fisher Scientific, Inc.	260	120,895
Wuxi Biologics Cayman, Inc.*	5,243	51,205
		279,062
Machinery — 2.2%
Bucher Industries AG (Registered)	45	18,926
Deere & Co.	609	159,327
		178,253
Investments	Shares	Value
Common Stocks (continued)
Media — 0.4%
Nordic Entertainment Group AB, Class B	699	$34,751
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	1,788	111,571
Johnson & Johnson	1,045	151,191
Oneness Biotech Co. Ltd.*	1,991	19,978
Roche Holding AG	460	151,376
		434,116
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	343	31,782
Ambarella, Inc.*	156	12,188
Intel Corp.	583	28,188
MaxLinear, Inc.*	348	10,875
MediaTek, Inc.	546	13,486
Micron Technology, Inc.*	401	25,700
NVIDIA Corp.	223	119,541
QUALCOMM, Inc.	246	36,204
Synaptics, Inc.*	120	9,333
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	740	71,795
		359,092
Software — 12.3%
8x8, Inc.*	504	9,964
Adobe, Inc.*	342	163,636
ANSYS, Inc.*	218	73,697
Avast plc (b)	1,629	11,032
BlackBerry Ltd.*	1,822	10,733
Check Point Software Technologies Ltd.*	80	9,414
Cloudera, Inc.*	868	10,138
Cloudflare, Inc., Class A*	147	11,037
Coupa Software, Inc.*	33	10,854
Crowdstrike Holdings, Inc., Class A*	72	11,036
CyberArk Software Ltd.*	89	10,223
Dropbox, Inc., Class A*	508	10,145
FireEye, Inc.*	643	9,664
Fortinet, Inc.*	81	9,982
HubSpot, Inc.*	112	44,165
Kingsoft Corp. Ltd.	5,273	26,463
Lightspeed POS, Inc.*	238	12,376
Microsoft Corp.	726	155,415
Mimecast Ltd.*	216	9,716
NortonLifeLock, Inc.	496	9,042
Nutanix, Inc., Class A*	355	9,723
Oracle Corp.	544	31,400

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF ANEW :: 51

Investments	Shares	Value
Common Stocks (continued)
Palo Alto Networks, Inc.*	35	$10,287
Paylocity Holding Corp.*	52	10,223
Proofpoint, Inc.*	94	9,728
PTC, Inc.*	96	10,354
Q2 Holdings, Inc.*	89	10,090
Qualys, Inc.*	104	9,881
salesforce.com, Inc.*	329	80,868
Sangfor Technologies, Inc., Class A	300	9,192
SAP SE	299	36,372
ServiceNow, Inc.*	69	36,884
Tenable Holdings, Inc.*	273	9,831
Trade Desk, Inc. (The), Class A*	15	13,516
VMware, Inc., Class A*	66	9,233
Weimob, Inc.*(b)	6,560	9,022
Workday, Inc., Class A*	64	14,387
Zoom Video Communications, Inc., Class A*	63	30,137
Zscaler, Inc.*	71	11,058
		980,918
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	1,311	156,075
Samsung Electronics Co. Ltd., GDR (b)	27	41,007
		197,082
Total Common Stocks (Cost $7,876,989)		8,003,947
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (c) — 0.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $20,242 (Cost $20,242)	$20,242	20,242
Total Investments — 100.2% (Cost $7,897,231)		8,024,189
Liabilities in excess of other assets — (0.2%)		(17,511)
Net Assets — 100.0%		$8,006,678

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,836
Aggregate gross unrealized depreciation	(155,651)
Net unrealized appreciation	$107,185
Federal income tax cost	$7,917,004

See accompanying notes to the financial statements.

52 :: ANEW MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:
United States	74.8%
China	9.7%
Switzerland	4.1%
Germany	2.5%
Ireland	1.9%
Japan	1.9%
Taiwan	1.3%
Denmark	0.9%
Sweden	0.8%
South Korea	0.5%
Australia	0.5%
Brazil	0.4%
Canada	0.3%
Israel	0.2%
United Kingdom	0.1%
Other[a]	0.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF ANEW :: 53

Investments	Shares	Value
Common Stocks — 99.9%
Internet & Direct Marketing Retail — 99.9%
1-800-Flowers.com, Inc., Class A*	400,802	$9,394,799
Alibaba Group Holding Ltd., ADR*	323,919	85,307,308
Amazon.com, Inc.*	61,015	193,297,961
Baozun, Inc., ADR*(a)	91,891	3,414,670
Chewy, Inc., Class A*	530,430	41,150,759
Dada Nexus Ltd., ADR*(a)	245,515	14,227,594
eBay, Inc.	705,945	35,600,806
Etsy, Inc.*	259,240	41,659,868
Farfetch Ltd., Class A*	323,873	17,699,660
Fiverr International Ltd.*	38,386	7,689,867
Groupon, Inc.*	318,262	9,598,782
Grubhub, Inc.*	517,577	36,406,366
JD.com, Inc., ADR*	189,304	16,157,096
Magnite, Inc.*	1,236,689	23,497,091
MercadoLibre, Inc.*	11,814	18,351,041
Overstock.com, Inc.*	472,380	31,880,926
PetMed Express, Inc.	223,923	6,874,436
Pinduoduo, Inc., ADR*	118,128	16,397,348
Quotient Technology, Inc.*	1,005,239	7,489,031
Qurate Retail, Inc., Series A	3,129,070	32,761,363
RealReal, Inc. (The)*	978,418	13,551,089
Shutterstock, Inc.	400,113	27,511,770
Stamps.com, Inc.*	199,918	37,476,628
Stitch Fix, Inc., Class A*(a)	670,374	27,150,147
Vipshop Holdings Ltd., ADR*	650,137	16,604,499
Wayfair, Inc., Class A*	147,567	37,535,142
Total Common Stocks (Cost $716,105,843)		808,686,047
Securities Lending Reinvestments (b) — 3.5%
Investment Companies — 3.5%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $28,470,353)	28,470,353	28,470,353
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $546,501 (Cost $546,501)	$546,501	546,501
Total Investments — 103.5% (Cost $745,122,697)		837,702,901
Liabilities in excess of other assets — (3.5%)		(28,439,826)
Net Assets — 100.0%		$809,263,075

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $37,178,897, collateralized in the form of cash with a value of $28,470,353 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $11,171,912 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 10, 2020 - May 15, 2050; a total value of $39,642,265.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $28,470,353.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,207,274
Aggregate gross unrealized depreciation	(16,032,283)
Net unrealized appreciation	$91,174,991
Federal income tax cost	$746,527,910

See accompanying notes to the financial statements.

54 :: ONLN ONLINE RETAIL ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Distributors — 0.0% (a)
Arata Corp.	1,070	$50,835
Food Products — 16.8%
Freshpet, Inc.*	120,147	16,445,721
General Mills, Inc.	52,331	3,182,772
J M Smucker Co. (The)	9,504	1,113,869
Nestle SA (Registered)	60,135	6,695,416
		27,437,778
Health Care Equipment & Supplies — 12.5%
Heska Corp.*	37,351	4,668,875
IDEXX Laboratories, Inc.*	34,192	15,761,828
		20,430,703
Health Care Providers & Services — 10.1%
Covetrus, Inc.*	276,762	7,476,725
CVS Group plc*	297,162	5,744,342
Patterson Cos., Inc.	7,260	201,538
PetIQ, Inc.*	105,567	3,038,218
		16,460,823
Household Products — 7.6%
Central Garden & Pet Co., Class A*	165,359	6,100,093
Colgate-Palmolive Co.	73,387	6,284,863
		12,384,956
Insurance — 6.9%
Anicom Holdings, Inc.	296,498	3,104,141
Trupanion, Inc.*	80,349	8,145,782
		11,249,923
Internet & Direct Marketing Retail — 16.3%
Chewy, Inc., Class A*	246,245	19,103,688
PetMed Express, Inc.	82,508	2,532,996
zooplus AG*	25,735	4,856,423
		26,493,107
Pharmaceuticals — 24.0%
Dechra Pharmaceuticals plc	257,102	11,537,151
Elanco Animal Health, Inc.*	34,126	1,043,915
Merck & Co., Inc.	86,076	6,919,650
Virbac SA*	17,599	4,555,474
Zoetis, Inc.	93,564	15,005,794
		39,061,984
Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 5.6%
Pets at Home Group plc	1,366,177	$7,638,611
Tractor Supply Co.	9,937	1,399,229
		9,037,840
Total Common Stocks (Cost $121,921,870)		162,607,949
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $224,917 (Cost $224,917)	$224,917	224,917
Total Investments — 99.9% (Cost $122,146,787)		162,832,866
Other assets less liabilities — 0.1%		118,992
Net Assets — 100.0%		$162,951,858

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,523,402
Aggregate gross unrealized depreciation	(3,373,332)
Net unrealized appreciation	$40,150,070
Federal income tax cost	$122,682,796

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: PET CARE ETF PAWZ :: 55

Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:
United States	72.7%
United Kingdom	15.3%
Switzerland	4.1%
Germany	3.0%
France	2.8%
Japan	1.9%
Other[a]	0.2%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

56 :: PAWZ PET CARE ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 98.1%
3M Co. (Industrial Conglomerates)	0.4%	116	$20,037
AbbVie, Inc. (Biotechnology)	0.5%	275	28,760
Alphabet, Inc., Class A* (Interactive Media & Services)	0.7%	21	36,842
Alphabet, Inc., Class C* (Interactive Media & Services)	0.7%	21	36,976
Altria Group, Inc. (Tobacco)	0.4%	547	21,787
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.0%	16	50,689
Anthem, Inc. (Health Care Providers & Services)	0.4%	66	20,560
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.7%	1,609	191,552
AT&T, Inc. (Diversified Telecommunication Services)	1.5%	2,753	79,149
Bank of America Corp. (Banks)	1.1%	1,936	54,518
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.3%	299	68,444
Caterpillar, Inc. (Machinery)	0.4%	123	21,352
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.2%	744	64,862
Cisco Systems, Inc. (Communications Equipment)	0.6%	777	33,427
Citigroup, Inc. (Banks)	0.8%	797	43,891
Coca-Cola Co. (The) (Beverages)	0.5%	484	24,975
Comcast Corp., Class A (Media)	0.9%	948	47,627
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	73	28,599
CVS Health Corp. (Health Care Providers & Services)	0.7%	545	36,946
DuPont de Nemours, Inc. (Chemicals)	0.4%	356	22,585
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.5%	2,014	76,794
Facebook, Inc., Class A* (Interactive Media & Services)	0.7%	133	36,837
FedEx Corp. (Air Freight & Logistics)	0.5%	82	23,499
Ford Motor Co. (Automobiles)	0.8%	4,757	43,193
General Electric Co. (Industrial Conglomerates)	0.7%	3,391	34,520
General Motors Co. (Automobiles)	0.8%	964	42,262
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	105	24,211
Home Depot, Inc. (The) (Specialty Retail)	0.7%	125	34,676
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	761	$36,794
International Business Machines Corp. (IT Services)	0.6%	257	31,745
Johnson & Johnson (Pharmaceuticals)	1.1%	394	57,004
JPMorgan Chase & Co. (Banks)	1.6%	694	81,809
McKesson Corp. (Health Care Providers & Services)	0.5%	145	26,087
Medtronic plc (Health Care Equipment & Supplies)	0.4%	192	21,830
Merck & Co., Inc. (Pharmaceuticals)	0.6%	385	30,950
Microsoft Corp. (Software)	1.8%	444	95,047
Morgan Stanley (Capital Markets)	0.5%	382	23,619
PepsiCo, Inc. (Beverages)	0.6%	206	29,711
Pfizer, Inc. (Pharmaceuticals)	1.0%	1,390	53,251
Philip Morris International, Inc. (Tobacco)	0.5%	356	26,967
Procter & Gamble Co. (The) (Household Products)	1.0%	369	51,243
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	190	27,962
Target Corp. (Multiline Retail)	0.5%	147	26,391
Union Pacific Corp. (Road & Rail)	0.4%	98	20,000
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.6%	173	29,595
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	149	50,115
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.5%	1,301	78,593
Walmart, Inc. (Food & Staples Retailing)	1.2%	418	63,866
Walt Disney Co. (The) (Entertainment)	0.6%	214	31,674
Wells Fargo & Co. (Banks)	0.8%	1,546	42,283
Other Common Stocks (b)	56.2%	66,200	2,930,705
Total Common Stocks (Cost $3,522,547)			5,116,811

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 57

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $15,265)	0.3%	15,265	$15,265
Total Investments — 98.4% (Cost $3,537,812)			5,132,076
Other assets less liabilities — 1.6%			85,279
Net assets — 100.0%			$5,217,355

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $98,024.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $21,433, collateralized in the form of cash with a value of $15,265 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,811 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 10, 2020 - May 15, 2050; a total value of $23,076.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $15,265.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,957,871
Aggregate gross unrealized depreciation	(292,217)
Net unrealized appreciation	$1,665,654
Federal income tax cost	$3,577,255

Swap Agreementsa

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(142,108)	12/7/2020	Goldman Sachs International	(0.30)%	Russell 1000 Total Return Index	(105,802)
92,202	12/7/2020	Goldman Sachs International	0.55%	FTSE RAFI US 1000 Total Return Index	44,503
(49,906)					(61,299)	—	—	(61,299)
(5,185,081)	11/22/2021	Societe Generale	0.17%	Russell 1000 Total Return Index	(107,077)
117,538	1/6/2021	Societe Generale	0.33%	FTSE RAFI US 1000 Total Return Index	279,209
(5,067,543)					172,132	—	—	172,132
(5,117,449)					110,833
				Total Unrealized Appreciation	323,712
				Total Unrealized Depreciation	(212,879)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

58 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RAFITM Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	1.4%
Air Freight & Logistics	1.2%
Airlines	0.1%
Auto Components	0.7%
Automobiles	1.8%
Banks	6.4%
Beverages	1.3%
Biotechnology	1.5%
Building Products	0.7%
Capital Markets	2.8%
Chemicals	2.5%
Commercial Services & Supplies	0.4%
Communications Equipment	0.8%
Construction & Engineering	0.4%
Construction Materials	0.1%
Consumer Finance	1.1%
Containers & Packaging	0.7%
Distributors	0.2%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.5%
Diversified Telecommunication Services	3.4%
Electric Utilities	2.4%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	1.1%
Energy Equipment & Services	0.7%
Entertainment	1.0%
Equity Real Estate Investment Trusts (REITs)	2.7%
Food & Staples Retailing	2.9%
Food Products	1.8%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.7%
Health Care Providers & Services	4.6%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.5%
Household Durables	0.7%
Household Products	1.4%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.5%
Insurance	3.6%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 59

Interactive Media & Services	2.2%
Internet & Direct Marketing Retail	1.4%
IT Services	2.5%
Leisure Products	0.1%
Life Sciences Tools & Services	0.6%
Machinery	2.2%
Marine	0.0%*
Media	1.8%
Metals & Mining	0.8%
Mortgage Real Estate Investment Trusts (REITs)	0.2%
Multiline Retail	1.0%
Multi-Utilities	1.1%
Oil, Gas & Consumable Fuels	5.3%
Paper & Forest Products	0.1%
Personal Products	0.1%
Pharmaceuticals	3.5%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	3.5%
Software	2.7%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	4.4%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	0.1%
Tobacco	1.0%
Trading Companies & Distributors	0.6%
Transportation Infrastructure	0.0%*
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	1.9%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

60 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.6%
Banks — 21.7%
Atlantic Union Bankshares Corp.	335,492	$10,034,566
BancFirst Corp.	178,811	9,696,921
Bar Harbor Bankshares	384,179	8,855,326
Bryn Mawr Bank Corp.	286,387	8,540,060
Columbia Banking System, Inc.	289,090	9,138,135
Community Bank System, Inc.	129,888	8,085,528
First Financial Corp.	230,799	8,740,358
First of Long Island Corp. (The)	506,473	8,513,811
Heritage Financial Corp.	387,560	9,018,521
International Bancshares Corp.	256,597	8,316,309
Southside Bancshares, Inc.	286,791	8,431,655
Stock Yards Bancorp, Inc.	181,616	7,235,581
Tompkins Financial Corp.	121,460	7,726,071
United Bankshares, Inc.	304,329	8,910,753
Washington Trust Bancorp, Inc.	235,908	9,275,903
WesBanco, Inc.	346,233	9,912,651
		140,432,149
Chemicals — 7.0%
Balchem Corp.	80,481	8,345,075
HB Fuller Co.	163,317	8,546,378
Quaker Chemical Corp.	41,487	10,247,289
Sensient Technologies Corp.	140,825	10,099,969
Stepan Co.	69,955	8,125,973
		45,364,684
Commercial Services & Supplies — 7.8%
ABM Industries, Inc.	210,320	8,097,320
Brady Corp., Class A	167,731	7,410,356
Healthcare Services Group, Inc.	378,522	8,959,616
HNI Corp.	246,898	9,001,901
Matthews International Corp., Class A	355,315	9,497,570
McGrath RentCorp	119,874	7,628,781
		50,595,544
Electric Utilities — 2.6%
ALLETE, Inc.	146,718	8,251,420
Portland General Electric Co.	207,293	8,577,785
		16,829,205
Electronic Equipment, Instruments & Components — 1.6%
Badger Meter, Inc.	126,809	10,454,134
Equity Real Estate Investment Trusts (REITs) — 2.3%
National Health Investors, Inc.	122,932	7,948,783
Universal Health Realty Income Trust	117,261	7,086,082
		15,034,865
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.6%
Andersons, Inc. (The)	441,669	$10,039,136
Food Products — 5.0%
Calavo Growers, Inc.	125,358	8,979,394
J & J Snack Foods Corp.	56,777	8,254,808
Lancaster Colony Corp.	44,667	7,563,463
Tootsie Roll Industries, Inc.	251,000	7,773,470
		32,571,135
Gas Utilities — 7.9%
Chesapeake Utilities Corp.	96,579	10,045,182
New Jersey Resources Corp.	263,196	8,693,364
Northwest Natural Holding Co.	155,392	7,446,385
South Jersey Industries, Inc.	357,623	8,232,481
Southwest Gas Holdings, Inc.	123,777	7,952,672
Spire, Inc.	137,639	8,803,390
		51,173,474
Health Care Equipment & Supplies — 1.1%
Atrion Corp.	12,090	7,254,000
Health Care Providers & Services — 2.8%
Ensign Group, Inc. (The)	138,609	9,961,829
National HealthCare Corp.	126,710	7,883,896
		17,845,725
Hotels, Restaurants & Leisure — 1.3%
Churchill Downs, Inc.	45,931	8,263,906
Household Products — 1.6%
WD-40 Co.	40,168	10,215,124
Insurance — 1.3%
Horace Mann Educators Corp.	207,143	8,269,149
Internet & Direct Marketing Retail — 1.2%
PetMed Express, Inc. (a)	255,073	7,830,741
IT Services — 1.3%
Cass Information Systems, Inc.	204,223	8,665,182
Machinery — 8.4%
Douglas Dynamics, Inc.	199,021	7,785,701
Franklin Electric Co., Inc.	134,301	9,077,405
Gorman-Rupp Co. (The)	248,859	8,187,461
Hillenbrand, Inc.	254,461	9,534,654
Lindsay Corp.	79,815	9,244,173
Standex International Corp.	136,941	10,333,568
		54,162,962

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 61

Investments	Shares	Value
Common Stocks (continued)
Multi-Utilities — 3.9%
Avista Corp.	214,070	$8,031,906
Black Hills Corp.	141,782	8,624,599
NorthWestern Corp.	151,397	8,781,026
		25,437,531
Professional Services — 1.6%
Insperity, Inc.	120,937	10,340,113
Specialty Retail — 2.8%
Aaron's Holdings Co., Inc.	142,744	8,982,880
Lithia Motors, Inc., Class A	32,255	9,331,371
		18,314,251
Thrifts & Mortgage Finance — 2.9%
Northwest Bancshares, Inc.	777,029	9,192,253
Provident Financial Services, Inc.	593,083	9,293,611
		18,485,864
Tobacco — 1.3%
Universal Corp.	186,221	8,474,918
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	129,263	10,138,097
GATX Corp.	119,420	9,524,939
		19,663,036
Water Utilities — 7.6%
American States Water Co.	102,693	7,580,797
Artesian Resources Corp., Class A	226,548	8,375,480
California Water Service Group	172,832	8,551,727
Middlesex Water Co.	123,082	8,429,886
SJW Group	126,476	8,296,826
York Water Co. (The)	175,744	7,915,510
		49,150,226
Total Common Stocks (Cost $600,294,690)		644,867,054
Securities Lending Reinvestments (b) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $642,594)	642,594	642,594
Investments	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (c) — 0.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,862,666 (Cost $1,862,663)	$1,862,663	$1,862,663
Total Investments — 100.0% (Cost $602,799,947)		647,372,311
Other assets less liabilities — 0.0%		258,192
Net Assets — 100.0%		$647,630,503

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $1,800,954, collateralized in the form of cash with a value of $642,594 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,234,025 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 2.88%, and maturity dates ranging from April 15, 2021 - November 15, 2049; a total value of $1,876,619.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $642,594.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,732,749
Aggregate gross unrealized depreciation	(35,703,390)
Net unrealized appreciation	$33,029,359
Federal income tax cost	$614,342,952

See accompanying notes to the financial statements.

62 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.5%
Banks — 3.1%
Commerce Bancshares, Inc.	5,381	$354,931
United Bankshares, Inc.	12,154	355,869
		710,800
Beverages — 4.2%
Brown-Forman Corp., Class B	3,994	322,156
Coca-Cola Co. (The)	6,283	324,203
PepsiCo, Inc.	2,278	328,556
		974,915
Capital Markets — 5.0%
Eaton Vance Corp.	7,708	516,281
Franklin Resources, Inc.	14,736	324,044
S&P Global, Inc.	896	315,195
		1,155,520
Chemicals — 8.7%
Air Products and Chemicals, Inc.	1,066	298,629
HB Fuller Co.	6,517	341,035
PPG Industries, Inc.	2,582	378,960
RPM International, Inc.	3,736	328,805
Sherwin-Williams Co. (The)	469	350,638
Stepan Co.	2,797	324,900
		2,022,967
Commercial Services & Supplies — 5.8%
ABM Industries, Inc.	8,395	323,207
Brady Corp., Class A	6,693	295,697
Cintas Corp.	958	340,377
MSA Safety, Inc.	2,554	381,670
		1,340,951
Containers & Packaging — 1.5%
Sonoco Products Co.	5,861	340,290
Distributors — 1.4%
Genuine Parts Co.	3,275	322,162
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	10,717	308,114
Electric Utilities — 1.5%
MGE Energy, Inc.	4,909	337,101
Electrical Equipment — 1.5%
Emerson Electric Co.	4,611	354,217
Investments	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.4%
Federal Realty Investment Trust	3,852	$335,971
Food & Staples Retailing — 4.5%
Sysco Corp.	5,251	374,344
Walgreens Boots Alliance, Inc.	8,552	325,061
Walmart, Inc.	2,195	335,374
		1,034,779
Food Products — 5.4%
Archer-Daniels-Midland Co.	6,918	344,309
Hormel Foods Corp.	6,220	293,460
Lancaster Colony Corp.	1,781	301,577
Tootsie Roll Industries, Inc. (a)	10,020	310,319
		1,249,665
Gas Utilities — 2.5%
National Fuel Gas Co.	7,062	290,743
Northwest Natural Holding Co.	6,207	297,439
		588,182
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	3,005	325,201
Becton Dickinson and Co.	1,348	316,565
Medtronic plc	2,986	339,508
		981,274
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp.	1,484	322,681
Household Durables — 1.4%
Leggett & Platt, Inc.	7,481	322,431
Household Products — 5.4%
Clorox Co. (The)	1,462	296,728
Colgate-Palmolive Co.	4,084	349,754
Kimberly-Clark Corp.	2,082	290,043
Procter & Gamble Co. (The)	2,293	318,429
		1,254,954
Industrial Conglomerates — 3.0%
3M Co.	1,905	329,051
Carlisle Cos., Inc.	2,470	357,730
		686,781
Insurance — 5.8%
Aflac, Inc.	8,585	377,139
Cincinnati Financial Corp.	3,934	300,361
Old Republic International Corp.	19,900	356,608
RLI Corp.	3,358	321,461
		1,355,569

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF TMDV :: 63

Investments	Shares	Value
Common Stocks (continued)
IT Services — 1.7%
Automatic Data Processing, Inc.	2,282	$396,794
Machinery — 8.8%
Dover Corp.	2,889	352,545
Gorman-Rupp Co. (The)	9,939	326,993
Illinois Tool Works, Inc.	1,628	343,654
Nordson Corp.	1,681	342,605
Stanley Black & Decker, Inc.	1,975	364,012
Tennant Co.	4,735	318,003
		2,047,812
Metals & Mining — 1.6%
Nucor Corp.	6,798	365,053
Multiline Retail — 1.7%
Target Corp.	2,176	390,657
Multi-Utilities — 2.9%
Black Hills Corp.	5,660	344,298
Consolidated Edison, Inc.	4,377	333,746
		678,044
Oil, Gas & Consumable Fuels — 1.3%
Exxon Mobil Corp.	8,104	309,005
Pharmaceuticals — 1.3%
Johnson & Johnson	2,118	306,432
Specialty Retail — 1.3%
Lowe's Cos., Inc.	1,962	305,719
Tobacco — 1.5%
Universal Corp.	7,435	338,367
Trading Companies & Distributors — 1.6%
WW Grainger, Inc.	878	367,267
Water Utilities — 5.7%
American States Water Co.	4,098	302,515
California Water Service Group	6,902	341,511
Middlesex Water Co.	4,917	336,765
SJW Group	5,052	331,411
		1,312,202
Investments	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 1.1%
Telephone and Data Systems, Inc.	13,886	$263,556
Total Common Stocks (Cost $22,527,767)		23,080,232
Securities Lending Reinvestments (b) — 1.3%
Investment Companies — 1.3%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $290,831)	290,831	290,831
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (c) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $39,144 (Cost $39,144)	$39,144	39,144
Total Investments — 101.0% (Cost $22,857,742)		23,410,207
Liabilities in excess of other assets — (1.0%)		(233,139)
Net Assets — 100.0%		$23,177,068

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $279,287, collateralized in the form of cash with a value of $290,831 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $290,831.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,882,237
Aggregate gross unrealized depreciation	(1,338,424)
Net unrealized appreciation	$543,813
Federal income tax cost	$22,866,394
See accompanying notes to the financial statements.

64 :: TMDV RUSSELL U.S. DIVIDEND GROWERS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 98.7%
Aerospace & Defense — 3.9%
Boeing Co. (The)
3.20%, 3/1/2029	$234,000	$239,762
5.15%, 5/1/2030	260,000	306,554
5.71%, 5/1/2040	200,000	252,868
General Dynamics Corp.
4.25%, 4/1/2040	150,000	197,155
Lockheed Martin Corp.
3.55%, 1/15/2026	150,000	169,895
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	225,659
Raytheon Technologies Corp.
4.50%, 6/1/2042	100,000	132,254
4.63%, 11/16/2048	150,000	207,944
		1,732,091
Air Freight & Logistics — 0.3%
FedEx Corp. 4.05%, 2/15/2048	100,000	121,324
Airlines — 0.4%
Southwest Airlines Co. 4.75%, 5/4/2023	156,000	169,190
Automobiles — 0.9%
General Motors Co.
4.88%, 10/2/2023	200,000	221,045
6.80%, 10/1/2027	150,000	193,156
		414,201
Banks — 11.2%
Bank of America Corp.
3.30%, 1/11/2023	115,000	121,950
4.00%, 4/1/2024	100,000	110,820
Series L, 3.95%, 4/21/2025	150,000	168,251
4.25%, 10/22/2026	104,000	121,468
3.25%, 10/21/2027	100,000	111,177
Series L, 4.18%, 11/25/2027	100,000	115,568
Citigroup, Inc.
2.70%, 10/27/2022	150,000	156,231
3.20%, 10/21/2026	100,000	111,071
4.45%, 9/29/2027	100,000	117,330
4.13%, 7/25/2028	100,000	116,658
4.65%, 7/23/2048	130,000	180,702
JPMorgan Chase & Co.
2.70%, 5/18/2023	250,000	263,207
3.88%, 9/10/2024	280,000	312,322
3.90%, 7/15/2025	154,000	174,365
2.95%, 10/1/2026	202,000	224,158
PNC Bank NA
2.70%, 10/22/2029	384,000	419,309
Investments	Principal Amount	Value
Corporate Bonds (continued)
Truist Bank
1.50%, 3/10/2025	$150,000	$154,898
2.25%, 3/11/2030	150,000	157,612
US Bancorp
3.00%, 7/30/2029	138,000	155,258
Wells Fargo & Co.
2.63%, 7/22/2022	100,000	103,608
3.30%, 9/9/2024	318,000	347,139
3.55%, 9/29/2025	168,000	187,817
3.00%, 4/22/2026	560,000	614,863
3.00%, 10/23/2026	250,000	275,324
Wells Fargo Bank NA
3.63%, 10/22/2021	180,000	184,870
		5,005,976
Beverages — 1.8%
Coca-Cola Co. (The)
2.95%, 3/25/2025	100,000	110,021
1.45%, 6/1/2027	150,000	154,471
2.75%, 6/1/2060	100,000	107,901
Molson Coors Beverage Co.
4.20%, 7/15/2046	128,000	148,113
PepsiCo, Inc.
3.50%, 3/19/2040	250,000	304,718
		825,224
Biotechnology — 3.1%
AbbVie, Inc.
3.38%, 11/14/2021	130,000	133,687
2.90%, 11/6/2022	150,000	156,814
3.20%, 5/14/2026	200,000	222,754
4.45%, 5/14/2046	140,000	177,628
Amgen, Inc.
2.65%, 5/11/2022	200,000	206,258
2.20%, 2/21/2027	135,000	143,180
Biogen, Inc.
5.20%, 9/15/2045	100,000	133,643
Gilead Sciences, Inc.
4.75%, 3/1/2046	150,000	197,904
		1,371,868
Capital Markets — 6.2%
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	150,000	156,253
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	260,000	277,184
4.00%, 3/3/2024	105,000	116,030
3.50%, 11/16/2026	100,000	112,125
3.85%, 1/26/2027	250,000	285,732
3.80%, 3/15/2030	150,000	175,705
6.75%, 10/1/2037	200,000	306,453
5.15%, 5/22/2045	100,000	140,320

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 65

Investments	Principal Amount	Value
Corporate Bonds (continued)
Intercontinental Exchange, Inc.
2.65%, 9/15/2040	$230,000	$238,799
Morgan Stanley
2.75%, 5/19/2022	250,000	258,552
3.13%, 1/23/2023	200,000	211,237
4.10%, 5/22/2023	120,000	129,938
Series F, 3.88%, 4/29/2024	100,000	110,574
3.13%, 7/27/2026	100,000	111,704
3.63%, 1/20/2027	25,000	28,572
4.30%, 1/27/2045	100,000	135,800
		2,794,978
Chemicals — 1.3%
Dow Chemical Co. (The)
4.38%, 11/15/2042	110,000	134,445
DuPont de Nemours, Inc.
4.49%, 11/15/2025	146,000	170,600
4.73%, 11/15/2028	150,000	184,862
LYB International Finance III LLC
4.20%, 5/1/2050	100,000	116,350
		606,257
Consumer Finance — 2.2%
American Express Co.
3.70%, 11/5/2021	210,000	215,961
3.40%, 2/27/2023	100,000	106,415
Capital One Financial Corp.
3.30%, 10/30/2024	100,000	108,670
3.80%, 1/31/2028	100,000	114,925
General Motors Financial Co., Inc.
3.45%, 1/14/2022	100,000	102,741
2.75%, 6/20/2025	232,000	245,301
Synchrony Financial
4.25%, 8/15/2024	66,000	72,543
		966,556
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	105,129
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	150,000	164,563
4.42%, 11/15/2035	200,000	230,563
		500,255
Diversified Telecommunication Services — 6.8%
AT&T, Inc.
3.00%, 6/30/2022	150,000	155,574
3.40%, 5/15/2025	380,000	423,309
5.25%, 3/1/2037	400,000	519,204
4.35%, 6/15/2045	150,000	176,839
Investments	Principal Amount	Value
Corporate Bonds (continued)
5.15%, 2/15/2050	$100,000	$128,509
3.85%, 6/1/2060	300,000	317,786
Verizon Communications, Inc.
3.50%, 11/1/2024	202,000	223,002
3.00%, 3/22/2027	260,000	288,857
5.25%, 3/16/2037	300,000	416,290
4.81%, 3/15/2039	120,000	160,107
4.86%, 8/21/2046	150,000	206,588
4.52%, 9/15/2048	23,000	30,951
		3,047,016
Electric Utilities — 2.1%
Duke Energy Corp.
2.65%, 9/1/2026	150,000	163,366
Florida Power & Light Co.
2.85%, 4/1/2025	146,000	158,920
Southern California Edison Co.
4.00%, 4/1/2047	227,000	268,535
Southern Co. (The)
3.25%, 7/1/2026	110,000	123,128
Series A, 3.70%, 4/30/2030	215,000	249,665
		963,614
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	100,000	110,239
Halliburton Co.
2.92%, 3/1/2030	185,000	190,186
		300,425
Entertainment — 1.7%
Walt Disney Co. (The)
2.65%, 1/13/2031	260,000	283,239
2.75%, 9/1/2049	150,000	153,616
3.80%, 5/13/2060	250,000	309,260
		746,115
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.
3.80%, 8/15/2029	100,000	115,612
Equinix, Inc.
5.38%, 5/15/2027	156,000	169,992
Simon Property Group LP
3.25%, 9/13/2049	329,000	322,281
		607,885
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.
1.60%, 4/20/2030	150,000	153,810
Sysco Corp.
6.60%, 4/1/2050	120,000	186,117

See accompanying notes to the financial statements.

66 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	$130,000	$144,135
Walmart, Inc.
3.55%, 6/26/2025	465,000	526,111
		1,010,173
Food Products — 0.5%
Conagra Brands, Inc. 5.40%, 11/1/2048	150,000	216,402
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.90%, 11/30/2046	110,000	164,377
Boston Scientific Corp.
3.75%, 3/1/2026	100,000	113,540
Medtronic, Inc.
4.63%, 3/15/2045	150,000	213,528
		491,445
Health Care Providers & Services — 5.0%
Anthem, Inc.
3.65%, 12/1/2027	120,000	137,739
Cigna Corp.
4.38%, 10/15/2028	250,000	300,929
4.80%, 7/15/2046	173,000	230,397
CVS Health Corp.
3.50%, 7/20/2022	20,000	20,904
3.70%, 3/9/2023	170,000	181,883
4.10%, 3/25/2025	160,000	181,232
3.75%, 4/1/2030	300,000	347,812
5.05%, 3/25/2048	170,000	229,320
4.25%, 4/1/2050	150,000	188,227
UnitedHealth Group, Inc.
3.88%, 12/15/2028	100,000	120,628
4.45%, 12/15/2048	100,000	139,210
3.88%, 8/15/2059	115,000	151,647
		2,229,928
Hotels, Restaurants & Leisure — 1.7%
Las Vegas Sands Corp.
3.90%, 8/8/2029	150,000	157,228
Marriott International, Inc.
Series GG, 3.50%, 10/15/2032	150,000	163,418
McDonald's Corp.
3.30%, 7/1/2025	190,000	211,260
Starbucks Corp.
2.25%, 3/12/2030	224,000	234,903
		766,809
Household Products — 0.4%
Procter & Gamble Co. (The) 3.55%, 3/25/2040	150,000	189,149
Investments	Principal Amount	Value
Corporate Bonds (continued)
Industrial Conglomerates — 1.2%
General Electric Co.
4.35%, 5/1/2050	$380,000	$448,150
Honeywell International, Inc.
1.85%, 11/1/2021	100,000	101,273
		549,423
Insurance — 1.4%
American International Group, Inc.
2.50%, 6/30/2025	100,000	107,355
4.75%, 4/1/2048	150,000	202,930
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	102,000	136,934
Prudential Financial, Inc.
3.70%, 3/13/2051	150,000	181,068
		628,287
Interactive Media & Services — 0.7%
Alphabet, Inc.
2.00%, 8/15/2026	150,000	160,713
0.80%, 8/15/2027	150,000	149,466
		310,179
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.
0.40%, 6/3/2023	250,000	250,921
0.80%, 6/3/2025	50,000	50,694
1.20%, 6/3/2027	144,000	146,732
1.50%, 6/3/2030	150,000	153,257
3.88%, 8/22/2037	150,000	189,911
Booking Holdings, Inc.
4.63%, 4/13/2030	100,000	123,057
		914,572
IT Services — 3.6%
Fiserv, Inc.
4.40%, 7/1/2049	150,000	198,999
Global Payments, Inc.
2.90%, 5/15/2030	100,000	109,390
International Business Machines Corp.
3.50%, 5/15/2029	250,000	289,271
4.25%, 5/15/2049	135,000	179,501
Mastercard, Inc.
3.85%, 3/26/2050	150,000	195,946
PayPal Holdings, Inc.
2.40%, 10/1/2024	150,000	159,494
1.65%, 6/1/2025	124,000	128,949
Visa, Inc.
3.15%, 12/14/2025	150,000	167,445
2.70%, 4/15/2040	150,000	166,443
		1,595,438

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 67

Investments	Principal Amount	Value
Corporate Bonds (continued)
Machinery — 0.3%
Caterpillar, Inc. 3.25%, 4/9/2050	$120,000	$142,047
Media — 4.7%
Comcast Corp.
3.00%, 2/1/2024	300,000	322,894
3.95%, 10/15/2025	118,000	135,295
3.15%, 2/15/2028	100,000	112,711
4.60%, 10/15/2038	164,000	217,044
3.75%, 4/1/2040	150,000	182,214
4.70%, 10/15/2048	220,000	312,168
2.65%, 8/15/2062	150,000	151,284
Discovery Communications LLC
4.13%, 5/15/2029	155,000	181,156
Fox Corp.
4.71%, 1/25/2029	150,000	181,494
ViacomCBS, Inc.
4.20%, 5/19/2032	160,000	189,679
4.38%, 3/15/2043	100,000	116,250
		2,102,189
Multiline Retail — 0.8%
Dollar Tree, Inc.
3.70%, 5/15/2023	190,000	203,732
Target Corp.
2.65%, 9/15/2030	150,000	167,690
		371,422
Multi-Utilities — 0.5%
NiSource, Inc. 0.95%, 8/15/2025	210,000	209,718
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.
3.19%, 6/24/2023	100,000	106,625
2.24%, 5/11/2030	274,000	294,568
Chevron USA, Inc.
2.34%, 8/12/2050	180,000	175,109
Exxon Mobil Corp.
3.04%, 3/1/2026	248,000	274,291
4.23%, 3/19/2040	240,000	296,645
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	116,210
5.20%, 3/1/2048	100,000	122,851
Marathon Petroleum Corp.
4.70%, 5/1/2025	250,000	283,696
MPLX LP
2.65%, 8/15/2030	150,000	151,880
Phillips 66
4.88%, 11/15/2044	100,000	126,438
Investments	Principal Amount	Value
Corporate Bonds (continued)
Williams Cos., Inc. (The)
5.10%, 9/15/2045	$10,000	$12,070
4.85%, 3/1/2048	187,000	223,650
		2,184,033
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	120,000	134,762
4.55%, 2/20/2048	254,000	355,865
Eli Lilly and Co.
3.38%, 3/15/2029	200,000	232,765
Johnson & Johnson
3.70%, 3/1/2046	440,000	566,650
2.45%, 9/1/2060	160,000	168,001
Merck & Co., Inc.
2.75%, 2/10/2025	120,000	130,101
0.75%, 2/24/2026	100,000	100,066
1.45%, 6/24/2030	150,000	152,525
Pfizer, Inc.
2.55%, 5/28/2040	250,000	265,316
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	94,000	107,274
		2,213,325
Road & Rail — 0.3%
Union Pacific Corp. 3.95%, 9/10/2028	100,000	118,461
Semiconductors & Semiconductor Equipment — 4.1%
Broadcom Corp.
3.50%, 1/15/2028	160,000	176,247
Broadcom, Inc.
3.15%, 11/15/2025	100,000	108,659
4.30%, 11/15/2032	350,000	418,362
Intel Corp.
4.75%, 3/25/2050	133,000	188,144
4.95%, 3/25/2060	210,000	318,817
Micron Technology, Inc.
4.66%, 2/15/2030	100,000	121,223
NVIDIA Corp.
2.85%, 4/1/2030	200,000	224,114
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	170,041
4.30%, 5/20/2047	100,000	135,065
		1,860,672
Software — 5.3%
Microsoft Corp.
2.38%, 2/12/2022	392,000	401,337
3.50%, 2/12/2035	188,000	234,085
4.25%, 2/6/2047	150,000	209,954
3.95%, 8/8/2056	170,000	234,031

See accompanying notes to the financial statements.

68 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Oracle Corp.
2.40%, 9/15/2023	$248,000	$260,873
2.65%, 7/15/2026	148,000	161,468
2.95%, 4/1/2030	150,000	168,162
3.80%, 11/15/2037	268,000	321,067
3.60%, 4/1/2040	150,000	174,778
3.60%, 4/1/2050	200,000	233,664
		2,399,419
Specialty Retail — 1.2%
Home Depot, Inc. (The)
2.63%, 6/1/2022	160,000	165,372
Lowe's Cos., Inc.
4.00%, 4/15/2025	100,000	113,718
4.05%, 5/3/2047	100,000	123,042
TJX Cos., Inc. (The)
3.75%, 4/15/2027	106,000	122,795
		524,927
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.
2.85%, 2/23/2023	140,000	147,316
2.40%, 5/3/2023	150,000	157,469
0.75%, 5/11/2023	50,000	50,602
3.00%, 2/9/2024	150,000	161,307
2.85%, 5/11/2024	150,000	161,265
3.25%, 2/23/2026	150,000	168,143
3.35%, 2/9/2027	100,000	113,886
2.90%, 9/12/2027	100,000	112,041
1.25%, 8/20/2030	150,000	150,422
3.45%, 2/9/2045	100,000	122,683
4.65%, 2/23/2046	250,000	360,818
3.75%, 11/13/2047	100,000	127,696
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (a)	20,000	23,297
6.35%, 10/15/2045 (a)	100,000	132,178
HP, Inc.
6.00%, 9/15/2041	136,000	175,428
		2,164,551
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. 3.25%, 3/27/2040	150,000	175,769
Investments	Principal Amount	Value
Corporate Bonds (continued)
Tobacco — 1.6%
Altria Group, Inc.
4.00%, 1/31/2024	$300,000	$329,880
2.35%, 5/6/2025	230,000	243,793
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	124,522
		698,195
Total Corporate Bonds (Cost $42,817,142)		44,239,508
Short-Term Investments — 0.7%
Repurchase Agreements (b) — 0.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $310,390 (Cost $310,390)	310,390	310,390
Total Investments — 99.4% (Cost $43,127,532)		44,549,898
Other assets less liabilities — 0.6%		278,266
Net Assets — 100.0%		$44,828,164

(a)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2020.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,427,777
Aggregate gross unrealized depreciation	(5,411)
Net unrealized appreciation	$1,422,366
Federal income tax cost	$43,127,532

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 69

Investments	Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 3.2%
General Dynamics Corp.	706,963	$105,584,924
Raytheon Technologies Corp.	1,589,509	113,999,585
		219,584,509
Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	1,044,848	93,378,066
Banks — 1.6%
People's United Financial, Inc. (a)	8,694,884	107,816,562
Beverages — 4.6%
Brown-Forman Corp., Class B	1,336,957	107,838,952
Coca-Cola Co. (The)	1,968,913	101,595,911
PepsiCo, Inc.	712,736	102,797,913
		312,232,776
Biotechnology — 1.8%
AbbVie, Inc.	1,179,388	123,340,397
Building Products — 3.1%
A O Smith Corp.	1,810,841	101,968,457
Carrier Global Corp.	2,847,678	108,411,101
		210,379,558
Capital Markets — 4.3%
Franklin Resources, Inc.	4,283,784	94,200,410
S&P Global, Inc.	294,787	103,700,171
T. Rowe Price Group, Inc.	671,637	96,319,462
		294,220,043
Chemicals — 9.8%
Air Products and Chemicals, Inc.	338,331	94,780,046
Albemarle Corp.	1,030,819	140,160,458
Ecolab, Inc.	485,526	107,859,601
Linde plc	424,592	108,873,881
PPG Industries, Inc.	740,815	108,729,418
Sherwin-Williams Co. (The)	145,571	108,833,247
		669,236,651
Commercial Services & Supplies — 1.5%
Cintas Corp.	294,226	104,538,498
Containers & Packaging — 1.5%
Amcor plc	9,067,409	102,733,744
Distributors — 1.5%
Genuine Parts Co.	1,006,978	99,056,426
Investments	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	3,575,465	$102,794,619
Electrical Equipment — 1.6%
Emerson Electric Co.	1,420,585	109,129,340
Equity Real Estate Investment Trusts (REITs) — 4.9%
Essex Property Trust, Inc.	489,443	120,344,245
Federal Realty Investment Trust	1,296,526	113,082,998
Realty Income Corp.	1,637,358	98,192,359
		331,619,602
Food & Staples Retailing — 4.6%
Sysco Corp.	1,535,023	109,431,790
Walgreens Boots Alliance, Inc.	2,614,866	99,391,056
Walmart, Inc.	691,482	105,651,535
		314,474,381
Food Products — 4.2%
Archer-Daniels-Midland Co.	1,917,670	95,442,436
Hormel Foods Corp.	2,005,030	94,597,315
McCormick & Co., Inc. (Non-Voting)	506,310	94,669,844
		284,709,595
Gas Utilities — 1.4%
Atmos Energy Corp.	1,018,216	97,636,732
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	922,806	99,866,065
Becton Dickinson and Co.	413,973	97,217,419
Medtronic plc	892,744	101,504,993
		298,588,477
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	2,016,001	110,053,495
Hotels, Restaurants & Leisure — 1.4%
McDonald's Corp.	434,914	94,567,700
Household Durables — 1.4%
Leggett & Platt, Inc.	2,238,288	96,470,213
Household Products — 5.9%
Clorox Co. (The)	471,105	95,615,471
Colgate-Palmolive Co.	1,253,711	107,367,810
Kimberly-Clark Corp.	726,690	101,235,184
Procter & Gamble Co. (The)	698,620	97,017,359
		401,235,824

See accompanying notes to the financial statements.

70 :: NOBL S&P 500® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 3.0%
3M Co.	585,803	$101,185,752
Roper Technologies, Inc.	232,079	99,097,733
		200,283,485
Insurance — 4.8%
Aflac, Inc.	2,627,992	115,447,689
Chubb Ltd.	770,962	113,971,312
Cincinnati Financial Corp.	1,285,133	98,119,904
		327,538,905
IT Services — 1.7%
Automatic Data Processing, Inc.	666,684	115,923,014
Machinery — 9.0%
Caterpillar, Inc.	590,010	102,419,836
Dover Corp.	855,503	104,397,031
Illinois Tool Works, Inc.	481,225	101,581,785
Otis Worldwide Corp.	1,567,683	104,940,700
Pentair plc	1,913,979	99,182,392
Stanley Black & Decker, Inc.	558,784	102,989,479
		615,511,223
Metals & Mining — 1.6%
Nucor Corp.	1,981,858	106,425,775
Multiline Retail — 1.6%
Target Corp.	620,792	111,450,788
Multi-Utilities — 1.4%
Consolidated Edison, Inc.	1,218,989	92,947,911
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	1,370,668	119,494,836
Exxon Mobil Corp.	2,911,871	111,029,641
		230,524,477
Pharmaceuticals — 1.5%
Johnson & Johnson	684,864	99,086,123
Specialty Retail — 1.3%
Lowe's Cos., Inc.	577,841	90,039,185
Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	1,329,272	110,861,285
Trading Companies & Distributors — 1.7%
WW Grainger, Inc.	275,514	115,247,506
Total Common Stocks (Cost $5,834,732,296)		6,793,636,885
Investments	Shares	Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $58,800)	58,800	$58,800
	Principal Amount
Short-Term Investments — 0.0% (c)
Repurchase Agreements (d) — 0.0% (c)
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $3,200,567 (Cost $3,200,562)	$3,200,562	3,200,562
Total Investments — 99.8% (Cost $5,837,991,658)		6,796,896,247
Other assets less liabilities — 0.2%		16,600,199
Net Assets — 100.0%		$6,813,496,446

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $52,080, collateralized in the form of cash with a value of $58,800 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $58,800.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,276,632,083
Aggregate gross unrealized depreciation	(326,404,740)
Net unrealized appreciation	$950,227,343
Federal income tax cost	$5,846,668,904

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® DIVIDEND ARISTOCRATS ETF NOBL :: 71

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
Abbott Laboratories (Health Care Equipment & Supplies)	0.6%	1,208	$130,730
AbbVie, Inc. (Biotechnology)	0.6%	1,208	126,333
Accenture plc, Class A (IT Services)	0.5%	435	108,354
Adobe, Inc.* (Software)	0.8%	327	156,460
Alphabet, Inc., Class A* (Interactive Media & Services)	1.8%	206	361,406
Alphabet, Inc., Class C* (Interactive Media & Services)	1.7%	200	352,148
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4.6%	293	928,236
Amgen, Inc. (Biotechnology)	0.4%	399	88,594
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6.5%	10,987	1,308,002
AT&T, Inc. (Diversified Telecommunication Services)	0.7%	4,872	140,070
Bank of America Corp. (Banks)	0.7%	5,210	146,714
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.5%	1,356	310,402
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	1,538	95,971
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	274	110,033
Cisco Systems, Inc. (Communications Equipment)	0.6%	2,893	124,457
Coca-Cola Co. (The) (Beverages)	0.7%	2,642	136,327
Comcast Corp., Class A (Media)	0.8%	3,118	156,649
Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	301	117,923
Danaher Corp. (Health Care Equipment & Supplies)	0.5%	431	96,815
Facebook, Inc., Class A* (Interactive Media & Services)	2.3%	1,641	454,508
Home Depot, Inc. (The) (Specialty Retail)	1.0%	735	203,896
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	479	97,678
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.7%	2,908	140,602
Johnson & Johnson (Pharmaceuticals)	1.3%	1,798	260,135
JPMorgan Chase & Co. (Banks)	1.2%	2,082	245,426
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Linde plc (Chemicals)	0.5%	360	$92,311
Mastercard, Inc., Class A (IT Services)	1.0%	602	202,579
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	509	110,677
Medtronic plc (Health Care Equipment & Supplies)	0.5%	919	104,490
Merck & Co., Inc. (Pharmaceuticals)	0.7%	1,728	138,914
Microsoft Corp. (Software)	5.4%	5,174	1,107,598
Netflix, Inc.* (Entertainment)	0.8%	301	147,701
NextEra Energy, Inc. (Electric Utilities)	0.5%	1,341	98,684
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.6%	853	114,899
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.1%	420	225,145
PayPal Holdings, Inc.* (IT Services)	0.9%	800	171,296
PepsiCo, Inc. (Beverages)	0.7%	948	136,730
Pfizer, Inc. (Pharmaceuticals)	0.7%	3,799	145,540
Procter & Gamble Co. (The) (Household Products)	1.2%	1,701	236,218
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	773	113,762
salesforce.com, Inc.* (Software)	0.8%	625	153,625
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	624	100,620
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.6%	269	125,080
Union Pacific Corp. (Road & Rail)	0.5%	465	94,897
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.4%	483	82,627
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.1%	647	217,612
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.9%	2,829	170,900
Visa, Inc., Class A (IT Services)	1.2%	1,154	242,744
Walmart, Inc. (Food & Staples Retailing)	0.7%	951	145,303
Walt Disney Co. (The) (Entertainment)	0.9%	1,233	182,496
Other Common Stocks (a)	44.7%	112,431	9,005,840
Total Common Stocks (Cost $17,492,499)			20,066,157

See accompanying notes to the financial statements.

72 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $2,797)	0.0%	2,797	$2,797
		Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $38,358 (Cost $38,358)		$38,358	38,358
Total Investments — 99.9% (Cost $17,533,654)			20,107,312
Other assets less liabilities — 0.1%			18,924
Net Assets — 100.0%			$20,126,236

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $7,059, collateralized in the form of cash with a value of $2,797 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,766 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $7,563.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $2,797.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,225,236
Aggregate gross unrealized depreciation	(658,053)
Net unrealized appreciation	$2,567,183
Federal income tax cost	$17,540,129

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	1.7%
Air Freight & Logistics	0.7%
Airlines	0.3%
Auto Components	0.1%
Automobiles	0.3%
Banks	3.8%
Beverages	1.7%
Biotechnology	2.0%
Building Products	0.5%
Capital Markets	2.8%
Chemicals	1.9%
Commercial Services & Supplies	0.4%
Communications Equipment	0.8%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.5%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Financial Services	1.5%
Diversified Telecommunication Services	1.6%
Electric Utilities	1.9%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.6%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 73

Entertainment	2.1%
Equity Real Estate Investment Trusts (REITs)	2.5%
Food & Staples Retailing	1.6%
Food Products	1.1%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	3.9%
Health Care Providers & Services	2.8%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.7%
Household Durables	0.4%
Household Products	1.8%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.3%
Insurance	1.9%
Interactive Media & Services	5.9%
Internet & Direct Marketing Retail	5.1%
IT Services	5.6%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.2%
Machinery	1.8%
Media	1.4%
Metals & Mining	0.3%
Multiline Retail	0.6%
Multi-Utilities	0.9%
Personal Products	0.2%
Pharmaceuticals	4.0%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	5.3%
Software	8.9%
Specialty Retail	2.4%
Technology Hardware, Storage & Peripherals	6.8%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	0.7%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.3%
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

74 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	393	$42,530
AbbVie, Inc. (Biotechnology)	0.7%	392	40,995
Accenture plc, Class A (IT Services)	0.6%	141	35,122
Adobe, Inc.* (Software)	0.9%	106	50,718
Alphabet, Inc., Class A* (Interactive Media & Services)	2.0%	67	117,545
Alphabet, Inc., Class C* (Interactive Media & Services)	2.0%	65	114,448
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5.1%	94	297,796
Amgen, Inc. (Biotechnology)	0.5%	130	28,865
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7.3%	3,566	424,532
AT&T, Inc. (Diversified Telecommunication Services)	0.8%	1,580	45,425
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	500	31,200
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	89	35,741
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	427	37,226
Cisco Systems, Inc. (Communications Equipment)	0.7%	939	40,396
Coca-Cola Co. (The) (Beverages)	0.8%	858	44,273
Comcast Corp., Class A (Media)	0.9%	1,011	50,793
Costco Wholesale Corp. (Food & Staples Retailing)	0.7%	98	38,393
Danaher Corp. (Health Care Equipment & Supplies)	0.5%	140	31,448
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	938	35,766
Facebook, Inc., Class A* (Interactive Media & Services)	2.5%	533	147,625
Home Depot, Inc. (The) (Specialty Retail)	1.1%	239	66,301
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	156	31,812
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.8%	944	45,642
Johnson & Johnson (Pharmaceuticals)	1.5%	584	84,493
Linde plc (Chemicals)	0.5%	117	30,001
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Mastercard, Inc., Class A (IT Services)	1.1%	196	$65,956
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	165	35,878
Medtronic plc (Health Care Equipment & Supplies)	0.6%	298	33,883
Merck & Co., Inc. (Pharmaceuticals)	0.8%	561	45,099
Microsoft Corp. (Software)	6.2%	1,679	359,423
Netflix, Inc.* (Entertainment)	0.8%	98	48,088
NextEra Energy, Inc. (Electric Utilities)	0.6%	436	32,085
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.6%	276	37,177
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.3%	137	73,440
PayPal Holdings, Inc.* (IT Services)	1.0%	260	55,671
PepsiCo, Inc. (Beverages)	0.8%	307	44,279
Pfizer, Inc. (Pharmaceuticals)	0.8%	1,233	47,236
Philip Morris International, Inc. (Tobacco)	0.4%	346	26,209
Procter & Gamble Co. (The) (Household Products)	1.3%	553	76,795
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	250	36,792
salesforce.com, Inc.* (Software)	0.9%	202	49,652
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	203	32,734
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.7%	88	40,918
Union Pacific Corp. (Road & Rail)	0.5%	151	30,816
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	157	26,858
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.2%	211	70,968
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.0%	918	55,456
Visa, Inc., Class A (IT Services)	1.4%	374	78,671
Walmart, Inc. (Food & Staples Retailing)	0.8%	308	47,059
Walt Disney Co. (The) (Entertainment)	1.0%	401	59,352
Other Common Stocks (a)	40.2%	30,339	2,340,806
Total Common Stocks (Cost $4,421,966)			5,800,387

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 75

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $876)	0.0%	876	$876
		Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $9,343 (Cost $9,343)		$9,343	9,343
Total Investments — 99.9% (Cost $4,432,185)			5,810,606
Other assets less liabilities — 0.1%			7,110
Net Assets — 100.0%			$5,817,716

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $2,247, collateralized in the form of cash with a value of $876 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,532 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $2,408.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $876.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,486,546
Aggregate gross unrealized depreciation	(116,375)
Net unrealized appreciation	$1,370,171
Federal income tax cost	$4,440,435

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	1.9%
Air Freight & Logistics	0.8%
Airlines	0.3%
Auto Components	0.2%
Automobiles	0.3%
Beverages	1.9%
Biotechnology	2.2%
Building Products	0.6%
Chemicals	2.2%
Commercial Services & Supplies	0.5%
Communications Equipment	0.9%
Construction & Engineering	0.1%
Construction Materials	0.1%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Telecommunication Services	1.8%
Electric Utilities	2.1%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.7%
Energy Equipment & Services	0.2%
Entertainment	2.3%
Food & Staples Retailing	1.8%
Food Products	1.2%
Gas Utilities	0.0%*

See accompanying notes to the financial statements.

76 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Health Care Equipment & Supplies	4.4%
Health Care Providers & Services	3.1%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.9%
Household Durables	0.5%
Household Products	2.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.4%
Interactive Media & Services	6.7%
Internet & Direct Marketing Retail	5.7%
IT Services	6.3%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.4%
Machinery	2.0%
Media	1.6%
Metals & Mining	0.4%
Multiline Retail	0.7%
Multi-Utilities	1.0%
Oil, Gas & Consumable Fuels	2.4%
Personal Products	0.2%
Pharmaceuticals	4.5%
Professional Services	0.4%
Road & Rail	1.2%
Semiconductors & Semiconductor Equipment	6.0%
Software	10.0%
Specialty Retail	2.7%
Technology Hardware, Storage & Peripherals	7.6%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	0.7%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.3%
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 77

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
Accenture plc, Class A (IT Services)	0.6%	46	$11,458
Adobe, Inc.* (Software)	0.9%	35	16,746
Alphabet, Inc., Class A* (Interactive Media & Services)	2.0%	22	38,597
Alphabet, Inc., Class C* (Interactive Media & Services)	1.9%	21	36,975
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5.2%	31	98,209
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7.4%	1,176	140,002
AT&T, Inc. (Diversified Telecommunication Services)	0.8%	521	14,979
Bank of America Corp. (Banks)	0.8%	558	15,713
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.7%	145	33,192
Boeing Co. (The) (Aerospace & Defense)	0.4%	39	8,218
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	29	11,646
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	141	12,292
Cisco Systems, Inc. (Communications Equipment)	0.7%	309	13,293
Citigroup, Inc. (Banks)	0.4%	153	8,426
Coca-Cola Co. (The) (Beverages)	0.8%	284	14,654
Comcast Corp., Class A (Media)	0.9%	333	16,730
Costco Wholesale Corp. (Food & Staples Retailing)	0.7%	32	12,537
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	309	11,782
Facebook, Inc., Class A* (Interactive Media & Services)	2.6%	177	49,024
Home Depot, Inc. (The) (Specialty Retail)	1.2%	79	21,915
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	51	10,400
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.8%	312	15,085
International Business Machines Corp. (IT Services)	0.4%	65	8,029
JPMorgan Chase & Co. (Banks)	1.4%	224	26,405
Linde plc (Chemicals)	0.5%	38	9,744
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Lowe's Cos., Inc. (Specialty Retail)	0.5%	55	$8,570
Mastercard, Inc., Class A (IT Services)	1.2%	65	21,873
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	54	11,742
Microsoft Corp. (Software)	6.2%	554	118,595
Netflix, Inc.* (Entertainment)	0.8%	32	15,702
NextEra Energy, Inc. (Electric Utilities)	0.6%	144	10,597
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.6%	91	12,258
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.3%	45	24,123
Oracle Corp. (Software)	0.4%	142	8,196
PayPal Holdings, Inc.* (IT Services)	1.0%	86	18,414
PepsiCo, Inc. (Beverages)	0.8%	101	14,567
Philip Morris International, Inc. (Tobacco)	0.5%	114	8,635
Procter & Gamble Co. (The) (Household Products)	1.3%	183	25,413
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	82	12,068
Raytheon Technologies Corp. (Aerospace & Defense)	0.4%	112	8,032
salesforce.com, Inc.* (Software)	0.9%	67	16,469
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.4%	85	8,332
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	67	10,804
Union Pacific Corp. (Road & Rail)	0.5%	50	10,204
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	52	8,896
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.0%	303	18,304
Visa, Inc., Class A (IT Services)	1.4%	123	25,873
Walmart, Inc. (Food & Staples Retailing)	0.8%	101	15,432
Walt Disney Co. (The) (Entertainment)	1.0%	132	19,537
Wells Fargo & Co. (Banks)	0.4%	301	8,232
Other Common Stocks (a)	40.9%	10,893	777,507
Total Common Stocks (Cost $1,518,015)			1,894,426

See accompanying notes to the financial statements.

78 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreements (b) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $3,886 (Cost $3,886)	$3,886	$3,886
Total Investments — 99.9% (Cost $1,521,901)		1,898,312
Other assets less liabilities — 0.1%		2,447
Net Assets — 100.0%		$1,900,759

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $452, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $490.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,176
Aggregate gross unrealized depreciation	(131,697)
Net unrealized appreciation	$370,479
Federal income tax cost	$1,527,833

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	2.0%
Air Freight & Logistics	0.8%
Airlines	0.3%
Auto Components	0.2%
Automobiles	0.4%
Banks	4.4%
Beverages	1.9%
Building Products	0.6%
Capital Markets	3.2%
Chemicals	2.2%
Commercial Services & Supplies	0.5%
Communications Equipment	0.9%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.4%
Distributors	0.2%
Diversified Financial Services	1.7%
Diversified Telecommunication Services	1.8%
Electric Utilities	2.1%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.7%
Energy Equipment & Services	0.2%
Entertainment	2.3%
Equity Real Estate Investment Trusts (REITs)	2.8%
Food & Staples Retailing	1.8%
Food Products	1.2%
Gas Utilities	0.0%*
Hotels, Restaurants & Leisure	1.9%
Household Durables	0.4%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 79

Household Products	2.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.5%
Insurance	2.2%
Interactive Media & Services	6.7%
Internet & Direct Marketing Retail	5.8%
IT Services	6.4%
Leisure Products	0.0%*
Machinery	2.0%
Media	1.6%
Metals & Mining	0.4%
Multiline Retail	0.7%
Multi-Utilities	1.0%
Oil, Gas & Consumable Fuels	2.4%
Personal Products	0.2%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.2%
Semiconductors & Semiconductor Equipment	6.0%
Software	10.1%
Specialty Retail	2.7%
Technology Hardware, Storage & Peripherals	7.7%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	0.7%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.3%
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

80 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.6%
3M Co. (Industrial Conglomerates)	0.5%	168	$29,019
Abbott Laboratories (Health Care Equipment & Supplies)	0.9%	510	55,192
AbbVie, Inc. (Biotechnology)	0.8%	509	53,231
Alphabet, Inc., Class A* (Interactive Media & Services)	2.5%	88	154,387
Alphabet, Inc., Class C* (Interactive Media & Services)	2.3%	82	144,381
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6.1%	121	383,333
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	0.5%	129	29,825
Amgen, Inc. (Biotechnology)	0.6%	169	37,525
AT&T, Inc. (Diversified Telecommunication Services)	0.9%	2,048	58,880
Bank of America Corp. (Banks)	1.0%	2,194	61,783
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.1%	570	130,479
BlackRock, Inc. (Capital Markets)	0.5%	40	27,934
Boeing Co. (The) (Aerospace & Defense)	0.5%	151	31,817
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.6%	648	40,435
Caterpillar, Inc. (Machinery)	0.4%	158	27,427
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.8%	552	48,123
Citigroup, Inc. (Banks)	0.5%	599	32,987
Coca-Cola Co. (The) (Beverages)	0.9%	1,110	57,276
Comcast Corp., Class A (Media)	1.1%	1,310	65,814
Costco Wholesale Corp. (Food & Staples Retailing)	0.8%	129	50,538
Danaher Corp. (Health Care Equipment & Supplies)	0.6%	181	40,658
Eli Lilly and Co. (Pharmaceuticals)	0.5%	229	33,354
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.8%	1,217	46,404
Facebook, Inc., Class A* (Interactive Media & Services)	3.1%	691	191,386
Home Depot, Inc. (The) (Specialty Retail)	1.4%	310	85,997
Honeywell International, Inc. (Industrial Conglomerates)	0.7%	201	40,988
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Johnson & Johnson (Pharmaceuticals)	1.8%	758	$109,668
JPMorgan Chase & Co. (Banks)	1.6%	878	103,499
Linde plc (Chemicals)	0.6%	151	38,719
Lowe's Cos., Inc. (Specialty Retail)	0.5%	219	34,125
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	212	46,097
Medtronic plc (Health Care Equipment & Supplies)	0.7%	388	44,116
Merck & Co., Inc. (Pharmaceuticals)	0.9%	728	58,524
Netflix, Inc.* (Entertainment)	1.0%	128	62,810
NextEra Energy, Inc. (Electric Utilities)	0.7%	560	41,210
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.8%	359	48,357
PepsiCo, Inc. (Beverages)	0.9%	399	57,548
Pfizer, Inc. (Pharmaceuticals)	1.0%	1,598	61,219
Philip Morris International, Inc. (Tobacco)	0.5%	449	34,012
Procter & Gamble Co. (The) (Household Products)	1.6%	717	99,570
Raytheon Technologies Corp. (Aerospace & Defense)	0.5%	440	31,557
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	338	33,131
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.8%	112	52,078
Union Pacific Corp. (Road & Rail)	0.6%	198	40,408
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.6%	202	34,556
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.5%	272	91,484
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.1%	1,189	71,828
Walmart, Inc. (Food & Staples Retailing)	1.0%	400	61,116
Walt Disney Co. (The) (Entertainment)	1.2%	520	76,965
Wells Fargo & Co. (Banks)	0.5%	1,186	32,437
Other Common Stocks (a)	46.6%	41,321	2,925,161
Total Common Stocks (Cost $6,404,478)			6,249,368

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 81

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $1,187)	0.0%	1,187	$1,187
		Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (d) — 0.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $16,789 (Cost $16,789)		$16,789	16,789
Total Investments — 99.9% (Cost $6,422,454)			6,267,344
Other assets less liabilities — 0.1%			6,661
Net Assets — 100.0%			$6,274,005

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $2,826, collateralized in the form of cash with a value of $1,187 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,838 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $3,025.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $1,187.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,462
Aggregate gross unrealized depreciation	(307,125)
Net unrealized depreciation	$(168,663)
Federal income tax cost	$6,436,007

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	2.3%
Air Freight & Logistics	1.0%
Airlines	0.4%
Auto Components	0.2%
Automobiles	0.4%
Banks	5.2%
Beverages	2.2%
Biotechnology	2.7%
Building Products	0.7%
Capital Markets	3.8%
Chemicals	2.6%
Commercial Services & Supplies	0.6%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	0.7%
Containers & Packaging	0.5%
Distributors	0.2%
Diversified Financial Services	2.1%
Diversified Telecommunication Services	2.1%
Electric Utilities	2.5%

See accompanying notes to the financial statements.

82 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Electrical Equipment	0.7%
Energy Equipment & Services	0.3%
Entertainment	2.8%
Equity Real Estate Investment Trusts (REITs)	3.4%
Food & Staples Retailing	2.2%
Food Products	1.4%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	5.2%
Health Care Providers & Services	3.7%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.3%
Household Durables	0.6%
Household Products	2.4%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.7%
Insurance	2.6%
Interactive Media & Services	8.0%
Internet & Direct Marketing Retail	6.8%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.7%
Machinery	2.4%
Media	1.9%
Metals & Mining	0.4%
Multiline Retail	0.8%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	2.9%
Personal Products	0.2%
Pharmaceuticals	5.4%
Professional Services	0.5%
Real Estate Management & Development	0.1%
Road & Rail	1.5%
Specialty Retail	3.2%
Textiles, Apparel & Luxury Goods	1.0%
Tobacco	0.9%
Trading Companies & Distributors	0.3%
Water Utilities	0.1%
Wireless Telecommunication Services	0.3%
Other[a]	0.4%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 83

Investments	Shares	Value
Common Stocks — 99.6%
Banks — 12.6%
Bank OZK	597,029	$16,692,931
Commerce Bancshares, Inc.	234,090	15,440,576
Cullen/Frost Bankers, Inc.	206,896	17,360,643
Prosperity Bancshares, Inc.	252,082	15,838,312
UMB Financial Corp.	249,953	16,999,304
United Bankshares, Inc.	572,527	16,763,591
		99,095,357
Capital Markets — 5.9%
Eaton Vance Corp.	240,504	16,108,958
FactSet Research Systems, Inc.	45,440	15,166,054
SEI Investments Co.	286,872	15,132,498
		46,407,510
Chemicals — 1.9%
RPM International, Inc.	166,396	14,644,512
Commercial Services & Supplies — 3.9%
Healthcare Services Group, Inc.	632,447	14,970,021
MSA Safety, Inc.	104,019	15,544,599
		30,514,620
Containers & Packaging — 5.9%
AptarGroup, Inc.	126,115	15,930,847
Silgan Holdings, Inc.	417,621	14,115,590
Sonoco Products Co.	280,510	16,286,410
		46,332,847
Electrical Equipment — 4.5%
nVent Electric plc	750,041	17,250,943
Regal Beloit Corp.	148,820	17,715,533
		34,966,476
Equity Real Estate Investment Trusts (REITs) — 4.2%
National Retail Properties, Inc.	424,022	15,985,629
Omega Healthcare Investors, Inc.	482,566	16,995,975
		32,981,604
Food & Staples Retailing — 1.9%
Casey's General Stores, Inc.	81,857	14,871,780
Food Products — 5.4%
Flowers Foods, Inc.	615,496	13,657,856
Lancaster Colony Corp.	81,566	13,811,571
Tootsie Roll Industries, Inc. (a)	488,405	15,125,905
		42,595,332
Investments	Shares	Value
Common Stocks (continued)
Gas Utilities — 9.9%
National Fuel Gas Co.	347,846	$14,320,820
New Jersey Resources Corp.	505,102	16,683,519
ONE Gas, Inc.	201,883	15,985,096
Spire, Inc.	254,362	16,268,994
UGI Corp.	416,328	14,771,317
		78,029,746
Industrial Conglomerates — 2.1%
Carlisle Cos., Inc.	113,319	16,411,991
Insurance — 9.6%
Brown & Brown, Inc.	319,476	14,386,004
Mercury General Corp.	358,449	15,940,227
Old Republic International Corp.	884,459	15,849,505
RenaissanceRe Holdings Ltd.	83,740	13,786,954
RLI Corp.	159,654	15,283,678
		75,246,368
Leisure Products — 2.0%
Polaris, Inc.	162,815	15,630,240
Machinery — 9.9%
Donaldson Co., Inc.	288,201	15,343,821
Graco, Inc.	232,812	15,770,685
Lincoln Electric Holdings, Inc.	141,426	16,263,990
Nordson Corp.	71,904	14,654,754
Toro Co. (The)	175,962	15,961,513
		77,994,763
Media — 2.0%
John Wiley & Sons, Inc., Class A	453,255	15,655,428
Metals & Mining — 1.7%
Royal Gold, Inc.	122,349	13,515,894
Multi-Utilities — 3.9%
Black Hills Corp.	251,144	15,277,089
MDU Resources Group, Inc.	602,574	15,028,196
		30,305,285
Personal Products — 1.8%
Nu Skin Enterprises, Inc., Class A	279,456	14,394,779
Road & Rail — 2.2%
Ryder System, Inc.	289,371	17,136,551
Specialty Retail — 2.0%
Aaron's Holdings Co., Inc.	255,669	16,089,250

See accompanying notes to the financial statements.

84 :: REGL S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 2.3%
MSC Industrial Direct Co., Inc., Class A	219,467	$18,285,990
Water Utilities — 1.9%
Essential Utilities, Inc.	335,409	15,187,319
Wireless Telecommunication Services — 2.1%
Telephone and Data Systems, Inc.	859,780	16,318,624
Total Common Stocks (Cost $727,816,720)		782,612,266
Securities Lending Reinvestments (b) — 0.9%
Investment Companies — 0.9%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $6,920,528)	6,920,528	6,920,528
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (c) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,915,133 (Cost $1,915,131)	$1,915,131	1,915,131
Total Investments — 100.7% (Cost $736,652,379)		791,447,925
Liabilities in excess of other assets — (0.7%)		(5,766,795)
Net Assets — 100.0%		$785,681,130

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $6,645,852, collateralized in the form of cash with a value of $6,920,528 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $6,920,528.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,102,460
Aggregate gross unrealized depreciation	(40,270,825)
Net unrealized appreciation	$52,831,635
Federal income tax cost	$738,616,290

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF REGL :: 85

Investments	Shares	Value
Common Stocks — 99.7%
Communications Equipment — 5.3%
Cisco Systems, Inc.	54,910	$2,362,228
Motorola Solutions, Inc.	12,596	2,160,592
		4,522,820
Electronic Equipment, Instruments & Components — 16.9%
Amphenol Corp., Class A	18,668	2,441,961
Badger Meter, Inc.	28,415	2,342,533
Corning, Inc.	61,254	2,292,125
FLIR Systems, Inc.	60,115	2,298,798
Littelfuse, Inc.	10,946	2,632,841
TE Connectivity Ltd.	20,220	2,304,473
		14,312,731
Entertainment — 2.5%
Activision Blizzard, Inc.	26,206	2,082,853
Internet & Direct Marketing Retail — 2.6%
PetMed Express, Inc. (a)	71,583	2,197,598
IT Services — 27.0%
Accenture plc, Class A	9,221	2,296,859
Automatic Data Processing, Inc.	14,617	2,541,604
Booz Allen Hamilton Holding Corp.	27,226	2,362,945
Broadridge Financial Solutions, Inc.	14,814	2,175,880
Cass Information Systems, Inc.	51,296	2,176,489
International Business Machines Corp.	18,641	2,302,536
Jack Henry & Associates, Inc.	13,464	2,165,819
Mastercard, Inc., Class A	6,431	2,164,096
Paychex, Inc.	25,971	2,419,199
Visa, Inc., Class A	10,794	2,270,518
		22,875,945
Semiconductors & Semiconductor Equipment — 29.3%
Analog Devices, Inc.	17,220	2,394,958
Broadcom, Inc.	5,766	2,315,510
KLA Corp.	10,419	2,625,275
Microchip Technology, Inc.	19,384	2,605,016
MKS Instruments, Inc.	19,013	2,623,414
NVIDIA Corp.	3,991	2,139,415
Power Integrations, Inc.	35,808	2,556,333
QUALCOMM, Inc.	16,714	2,459,799
Texas Instruments, Inc.	14,651	2,362,474
Xilinx, Inc.	19,252	2,802,131
		24,884,325
Software — 7.6%
Intuit, Inc.	6,448	2,269,825
Microsoft Corp.	9,980	2,136,418
Oracle Corp.	35,950	2,075,034
		6,481,277
Investments	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 8.5%
Apple, Inc.	18,371	$2,187,068
Hewlett Packard Enterprise Co.	230,127	2,540,602
HP, Inc.	111,624	2,447,914
		7,175,584
Total Common Stocks (Cost $75,267,186)		84,533,133
Securities Lending Reinvestments (b) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $53,125)	53,125	53,125
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (c) — 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $184,155 (Cost $184,153)	$184,153	184,153
Total Investments — 100.0% (Cost $75,504,464)		84,770,411
Other assets less liabilities — 0.0%		37,893
Net Assets — 100.0%		$84,808,304

(a)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $52,190, collateralized in the form of cash with a value of $53,125 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $53,125.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,821,687
Aggregate gross unrealized depreciation	(574,490)
Net unrealized appreciation	$9,247,197
Federal income tax cost	$75,523,214

See accompanying notes to the financial statements.

86 :: TDV S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Foreign Government Securities — 76.6%
Arab Republic of Egypt
5.75%, 5/29/2024 (a)	$200,000	$210,348
Democratic Socialist Republic of Sri Lanka
5.88%, 7/25/2022 (a)	200,000	147,000
Dominican Republic Government Bond
5.50%, 1/27/2025 (a)	100,000	108,700
Export-Import Bank of China (The)
2.63%, 3/14/2022 (a)	340,000	348,111
Export-Import Bank of India
4.00%, 1/14/2023 (a)	200,000	211,377
Federative Republic of Brazil
2.63%, 1/5/2023	200,000	207,250
8.88%, 4/15/2024	70,000	86,800
Hungary Government Bond
5.38%, 2/21/2023	130,000	143,141
5.38%, 3/25/2024	14,000	15,978
Kingdom of Bahrain
6.13%, 7/5/2022 (a)	200,000	209,006
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	200,000	223,196
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022 (a)	200,000	206,764
4.33%, 5/28/2025 (a)	200,000	226,468
Republic of Colombia
2.63%, 3/15/2023	200,000	205,350
Republic of Croatia
5.50%, 4/4/2023 (a)	200,000	220,421
Republic of Indonesia
4.13%, 1/15/2025 (a)	200,000	223,508
Republic of Panama
4.00%, 9/22/2024	200,000	218,752
Republic of Peru
7.35%, 7/21/2025	100,000	127,376
Republic of Poland
5.00%, 3/23/2022	135,000	143,213
4.00%, 1/22/2024	100,000	110,957
Republic of South Africa
5.88%, 5/30/2022	100,000	106,325
4.67%, 1/17/2024	100,000	105,887
Republic of Turkey
7.25%, 12/23/2023	200,000	214,000
7.38%, 2/5/2025	150,000	162,777
4.25%, 3/13/2025	200,000	194,000
Romania Government Bond
4.38%, 8/22/2023 (a)	80,000	87,120
Russian Federation
4.88%, 9/16/2023 (a)	200,000	219,520
Investments	Principal Amount	Value
Foreign Government Securities (continued)
State of Qatar
3.88%, 4/23/2023 (a)	$200,000	$214,693
Ukraine Government Bond
7.75%, 9/1/2023 (a)	100,000	108,429
7.75%, 9/1/2024 (a)	100,000	109,185
United Arab Emirates Government Bond
2.13%, 9/30/2024 (a)	200,000	209,549
United Mexican States
4.00%, 10/2/2023	70,000	76,020
3.60%, 1/30/2025	200,000	218,512
Total Foreign Government Securities (Cost $5,469,172)		5,619,733
Corporate Bonds — 22.0%
Banks — 8.6%
Banco do Brasil SA
3.88%, 10/10/2022	200,000	207,300
QNB Finance Ltd.
2.63%, 5/12/2025 (a)	200,000	209,021
Sberbank of Russia
6.13%, 2/7/2022 (a)	200,000	211,176
		627,497
Electrical Equipment — 1.7%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/2/2024 (a)	100,000	125,455
Oil, Gas & Consumable Fuels — 11.7%
Ecopetrol SA
5.88%, 9/18/2023	25,000	27,931
KazMunayGas National Co. JSC
4.75%, 4/24/2025 (a)	200,000	226,000
Petrobras Global Finance BV
6.13%, 1/17/2022	66,000	69,630
5.30%, 1/27/2025	100,000	113,340
Petroleos Mexicanos
3.50%, 1/30/2023	100,000	99,801
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 4/28/2025 (a)	300,000	322,395
		859,097
Total Corporate Bonds (Cost $1,576,920)		1,612,049

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 87

Investments	Principal Amount	Value
Short-Term Investments — 1.0%
Repurchase Agreements (b) — 1.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $76,376 (Cost $76,376)	$76,376	$76,376
Total Investments — 99.6% (Cost $7,122,468)		7,308,158
Other assets less liabilities — 0.4%		26,006
Net Assets — 100.0%		$7,334,164

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,772
Aggregate gross unrealized depreciation	(56,082)
Net unrealized appreciation	$185,690
Federal income tax cost	$7,122,468

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2020:

Brazil	9.3%
China	9.1%
Indonesia	8.9%
Turkey	7.8%
Russia	5.9%
Qatar	5.8%
Mexico	5.4%
Poland	3.5%
Colombia	3.2%
Kazakhstan	3.1%
Saudi Arabia	3.0%
Croatia	3.0%
Panama	3.0%
Ukraine	3.0%
South Africa	2.9%
India	2.9%
Egypt	2.9%
United Arab Emirates	2.8%
Bahrain	2.8%
Hungary	2.2%
Sri Lanka	2.0%
Peru	1.7%
Philippines	1.7%
Dominican Republic	1.5%
Romania	1.2%
Other[a]	1.4%
100.0%

a  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

88 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 89

	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF	Global Listed Private Equity ETF		Hedge Replication ETF	High Yield- Interest Rate Hedged
ASSETS:
Securities and Repurchase Agreements, at cost	$19,602,449	$145,271,667		$1,314,465	$19,362,175		$25,467,976	$76,855,292
Securities, at value(a)	—	139,786,735		1,457,470	19,344,795		25,871,194	75,038,663
Repurchase Agreements, at value	19,602,449	311,876		1,963	84,029		953,667	3,107,631
Cash	—	—		—	—		78	—
Foreign cash	—	55,122	(b)	—	2,126	(c)	—	—
Segregated cash balances with brokers for futures contracts	—	—		—	—		24,310	343,466
Segregated cash balances with custodian for swap agreements	15,080,000	—		—	—		875,000	—
Dividends and interest receivable	12	374,815		3,883	23,843		6,119	1,132,705
Receivable for security lending income	—	2,495		9	3		574	590
Receivable for investments sold	—	—		—	—		3,324	1,955,310
Receivable from Advisor	—	—		—	3,962		23,601	—
Reclaims receivable	—	82,517		—	45,605		—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—		—	—		2,078,232	—
Prepaid expenses	—	—		—	757		923	—
Total Assets	34,682,461	140,613,560		1,463,325	19,505,120		29,837,022	81,578,365
LIABILITIES:
Cash overdraft	5	—		2	—		—	23,673
Payable for investments purchased	—	—		—	—		—	3,852,357
Payable for cash collateral received from securities loaned	—	221,440		—	—		203,633	437,400
Advisory fees payable	12,647	51,072		392	—		—	31,372
Custodian fees payable	—	—		—	957		16,189	—
Administration fees payable	—	—		—	12,656		13,044	—
Trustee fees payable	216	1,019		9	120		216	569
Compliance services fees payable	143	689		6	80		139	357
Listing, Data and related fees payable	—	—		—	12,568		14,991	—
Professional fees payable	68	294		3	10,154		8,910	189
Payable for variation margin on futures contracts	—	—		—	—		3,132	29,078
Unrealized depreciation on non-exchange traded swap agreements	12,778,409	—		—	—		117,961	—
Other liabilities	—	—		—	2,342		3,578	—
Total Liabilities	12,791,488	274,514		412	38,877		381,793	4,374,995
NET ASSETS	$21,890,973	$140,339,046		$1,462,913	$19,466,243		$29,455,229	$77,203,370
NET ASSETS CONSIST OF:
Paid in Capital	$47,162,598	$147,505,016		$2,845,956	$24,153,028		$26,586,256	$121,941,671
Distributable earnings (loss)	(25,271,625)	(7,165,970)		(1,383,043)	(4,686,785)		2,868,973	(44,738,301)
NET ASSETS	$21,890,973	$140,339,046		$1,462,913	$19,466,243		$29,455,229	$77,203,370
Shares (unlimited number of shares authorized, no par value)	925,001	3,390,001		40,001	630,001		605,000	1,250,001
Net Asset Value	$23.67	$41.40		$36.57	$30.90		$48.69	$61.76
(a) Includes securities on loan valued at:	$—	$1,168,968		$—	$177,124		$279,264	$412,884

(b)  Cost of $54,721.

(c)  Cost of $2,106.

See accompanying notes to the financial statements.

90 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(b)	Large Cap Core Plus	Long Online/ Short Stores ETF	Managed Futures Strategy ETF(b)
ASSETS:
Securities and Repurchase Agreements, at cost	$7,334,638	$409,895,925	$—	$354,904,455	$193,073,047	$4,325,233
Securities, at value(a)	6,907,691	438,628,553	—	392,291,498	267,905,509	—
Repurchase Agreements, at value	1,248,200	4,923,594	—	21,689,609	13,326,282	4,325,233
Cash	—	—	56,447,320	23,781	—	68,189
Segregated cash balances with brokers for futures contracts	—	10,696,180	5,973,700	—	—	149,953
Segregated cash balances with custodian for swap agreements	1,946,600	—	—	117,435	944,854	—
Dividends and interest receivable	4,269	3,767,359	—	654,444	2,289,184	3
Receivable for security lending income	—	1,830	—	409	21,032	—
Receivable for investments sold	—	9,320,593	—	2,397,636	16,368,643	—
Receivable for capital shares issued	—	5,629,369	—	—	—	—
Receivable from Advisor	6,116	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	529,581	—	—	12,952,282	7,862,942	—
Prepaid expenses	833	—	—	—	—	—
Total Assets	10,643,290	472,967,478	62,421,020	430,127,094	308,718,446	4,543,378
LIABILITIES:
Cash overdraft	—	—	—	—	4	—
Payable for investments purchased	—	12,967,251	—	—	16,585,799	—
Payable for capital shares redeemed	—	—	—	2,453,174	—	—
Payable for cash collateral received from securities loaned	—	1,000,920	—	1,066,438	13,995,099	—
Advisory fees payable	—	107,002	30,614	152,340	134,195	2,927
Custodian fees payable	69	—	—	—	—	—
Administration fees payable	12,828	—	—	—	—	—
Trustee fees payable	67	1,474	477	3,192	1,417	26
Compliance services fees payable	38	1,145	353	1,967	1,073	22
Listing, Data and related fees payable	3,379	—	—	—	—	—
Professional fees payable	8,861	480	116	1,029	333	8
Payable for variation margin on futures contracts	—	106,116	313,946	—	—	7,753
Unrealized depreciation on non-exchange traded swap agreements	2,067,666	—	—	6,813,897	18,626,560	—
Other liabilities	2,474	—	—	—	—	—
Total Liabilities	2,095,382	14,184,388	345,506	10,492,037	49,344,480	10,736
NET ASSETS	$8,547,908	$458,783,090	$62,075,514	$419,635,057	$259,373,966	$4,532,642
NET ASSETS CONSIST OF:
Paid in Capital	$13,774,384	$481,990,142	$68,136,795	$369,580,622	$187,690,654	$4,795,445
Distributable earnings (loss)	(5,226,476)	(23,207,052)	(6,061,281)	50,054,435	71,683,312	(262,803)
NET ASSETS	$8,547,908	$458,783,090	$62,075,514	$419,635,057	$259,373,966	$4,532,642
Shares (unlimited number of shares authorized, no par value)	320,001	6,125,001	1,534,034	5,150,000	2,885,001	115,001
Net Asset Value	$26.71	$74.90	$40.47	$81.48	$89.90	$39.41
(a) Includes securities on loan valued at:	$—	$975,411	$—	$1,015,853	$14,009,641	$—

(b)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 91

	Merger ETF		Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF		MSCI Transformational Changes ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$7,278,467		$7,065,264	(b)	$114,621,977		$21,292,188		$7,376,774		$7,897,231
Securities, at value(a)	7,260,095		7,385,500	(c)	130,463,126		23,390,634		8,417,629		8,003,947
Repurchase Agreements, at value	499,398		15,839		347,775		—		13,331		20,242
Cash	—		—		—		—		—		8,491
Foreign cash	9,148	(d)	—		28,977	(e)	—		2,453	(f)	—
Due from Custodian	238,460		—		—		—		—		—
Segregated cash balances with custodian for swap agreements	280,434		—		—		—		—		—
Dividends and interest receivable	3,206		—		373,791		11,212		9,447		3,672
Receivable for security lending income	—		787		747		69		—		—
Receivable for investments sold	—		—		45,213,412		5,002,307		3,193,453		1,682,016
Receivable from Advisor	6,841		762		—		—		—		—
Reclaims receivable	318		—		369,737		—		49,455		—
Unrealized appreciation on non-exchange traded swap agreements	25,270		—		—		—		—		—
Unrealized appreciation on forward foreign currency contracts	10,026		—		—		—		—		—
Prepaid expenses	708		5,145		—		—		—		—
Total Assets	8,333,904		7,408,033		176,797,565		28,404,222		11,685,768		9,718,368
LIABILITIES:
Cash overdraft	—		—		—		622,277		—		—
Foreign cash overdraft	—		—		—		385,558	(g)	—		45,722	(h)
Payable for investments purchased	238,460		—		46,457,109		4,962,661		3,299,500		1,663,353
Payable for cash collateral received from securities loaned	—		179,925		2,240,260		—		—		—
Advisory fees payable	—		—		51,157		10,806		3,732		2,602
Custodian fees payable	151		—		—		—		—		—
Administration fees payable	12,656		5,377		—		—		—		—
Trustee fees payable	53		50		868		164		57		5
Compliance services fees payable	35		33		572		105		38		6
Listing, Data and related fees payable	5,041		950		—		—		—		—
Professional fees payable	8,628		8,849		263		52		17		2
Unrealized depreciation on non-exchange traded swap agreements	253,010		—		—		—		—		—
Unrealized depreciation on forward foreign currency contracts	36,461		—		—		—		—		—
Due to counterparty	—		—		—		8,089		—		—
Other liabilities	1,426		1,926		—		79,655	(i)	—		—
Total Liabilities	555,921		197,110		48,750,229		6,069,367		3,303,344		1,711,690
NET ASSETS	$7,777,983		$7,210,923		$128,047,336		$22,334,855		$8,382,424		$8,006,678
NET ASSETS CONSIST OF:
Paid in Capital	$7,936,793		$9,335,017		$114,437,034		$25,149,472		$8,241,931		$7,850,912
Distributable earnings (loss)	(158,810)		(2,124,094)		13,610,302		(2,814,617)		140,493		155,766
NET ASSETS	$7,777,983		$7,210,923		$128,047,336		$22,334,855		$8,382,424		$8,006,678
Shares (unlimited number of shares authorized, no par value)	200,001		200,001		3,010,001		405,001		185,001		200,001
Net Asset Value	$38.89		$36.05		$42.54		$55.15		$45.31		$40.03
(a) Includes securities on loan valued at:	$—		$646,587		$1,830,030		$193,716		$—		$—

(b)  Includes investments in affiliated Underlying ETFs (Cost $6,869,500).

(c)  Includes investments in affiliated Underlying ETFs (Value $7,205,575).

(d)  Cost of $9,006.

(e)  Cost of $28,724.

(f)  Cost of $2,403.

(g)  Cost of $(385,660).

(h)  Cost of $(45,727).

(i)  Relates to payable for deferred Indian capital gains tax of $79,655.

See accompanying notes to the financial statements.

92 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Online Retail ETF	Pet Care ETF		RAFITM Long/Short	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$745,122,697	$122,146,787		$3,537,812	$602,799,947	$22,857,742	$43,127,532
Securities, at value(a)	837,156,400	162,607,949		5,132,076	645,509,648	23,371,063	44,239,508
Repurchase Agreements, at value	546,501	224,917		—	1,862,663	39,144	310,390
Foreign cash	—	133,795	(b)	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—		189	—	—	—
Dividends and interest receivable	7,082,071	29,975		12,527	1,110,848	64,576	284,216
Receivable for security lending income	72,531	—		31	969	47	—
Receivable for investments sold	52,171,409	133		—	—	—	—
Receivable for capital shares issued	17,479,459	—		—	—	—	—
Receivable from Advisor	—	—		15,118	—	—	—
Reclaims receivable	—	20,090		—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—		323,712	—	—	—
Prepaid expenses	—	—		805	—	—	—
Total Assets	914,508,371	163,016,859		5,484,458	648,484,128	23,474,830	44,834,114
LIABILITIES:
Cash overdraft	1	—		7,008	—	1	1
Payable for investments purchased	76,423,668	—		—	—	—	—
Payable for cash collateral received from securities loaned	28,470,353	—		15,265	642,594	290,831	—
Advisory fees payable	347,353	63,625		—	202,844	6,611	5,438
Custodian fees payable	—	—		7,344	—	—	—
Administration fees payable	—	—		12,656	—	—	—
Trustee fees payable	1,892	693		36	4,166	161	260
Compliance services fees payable	1,549	496		23	2,737	109	176
Listing, Data and related fees payable	—	—		1,309	—	—	—
Professional fees payable	480	187		8,838	1,284	49	75
Unrealized depreciation on non-exchange traded swap agreements	—	—		212,879	—	—	—
Other liabilities	—	—		1,745	—	—	—
Total Liabilities	105,245,296	65,001		267,103	853,625	297,762	5,950
NET ASSETS	$809,263,075	$162,951,858		$5,217,355	$647,630,503	$23,177,068	$44,828,164
NET ASSETS CONSIST OF:
Paid in Capital	$663,374,123	$117,448,204		$26,165,705	$709,547,862	$22,920,914	$41,437,357
Distributable earnings (loss)	145,888,952	45,503,654		(20,948,350)	(61,917,359)	256,154	3,390,807
NET ASSETS	$809,263,075	$162,951,858		$5,217,355	$647,630,503	$23,177,068	$44,828,164
Shares (unlimited number of shares authorized, no par value)	11,160,001	2,450,001		170,000	11,770,001	560,001	475,001
Net Asset Value	$72.51	$66.51		$30.69	$55.02	$41.39	$94.37
(a) Includes securities on loan valued at:	$37,178,897	$—		$21,433	$1,800,954	$279,287	$—

(b)  Cost of $133,473.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 93

	S&P 500® Dividend Aristocrats ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P MidCap 400® Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$5,837,991,658	$17,533,654	$4,432,185	$1,521,901	$6,422,454	$736,652,379
Securities, at value(a)	6,793,695,685	20,068,954	5,801,263	1,894,426	6,250,555	789,532,794
Repurchase Agreements, at value	3,200,562	38,358	9,343	3,886	16,789	1,915,131
Cash	1	130	—	36	38	—
Dividends and interest receivable	18,646,110	26,354	9,305	2,844	8,913	2,365,373
Receivable for security lending income	609	7	5	1	—	1,230
Receivable for investments sold	11,982,141	—	—	—	—	—
Receivable for capital shares issued	7,918,067	—	—	—	—	2,413,767
Total Assets	6,835,443,175	20,133,803	5,819,916	1,901,193	6,276,295	796,228,295
LIABILITIES:
Cash overdraft	—	—	1	—	—	2
Payable for investments purchased	7,912,452	—	—	—	—	3,365,972
Payable for capital shares redeemed	11,985,991	—	—	—	—	—
Payable for cash collateral received from securities loaned	58,800	2,797	876	—	1,187	6,920,528
Advisory fees payable	1,903,942	4,506	1,259	408	1,060	250,920
Trustee fees payable	43,543	134	33	13	22	4,945
Compliance services fees payable	29,076	90	24	9	14	3,337
Professional fees payable	12,925	40	7	4	7	1,461
Total Liabilities	21,946,729	7,567	2,200	434	2,290	10,547,165
NET ASSETS	$6,813,496,446	$20,126,236	$5,817,716	$1,900,759	$6,274,005	$785,681,130
NET ASSETS CONSIST OF:
Paid in Capital	$5,519,893,948	$16,017,577	$4,461,843	$1,401,573	$6,002,184	$728,319,024
Distributable earnings (loss)	1,293,602,498	4,108,659	1,355,873	499,186	271,821	57,362,106
NET ASSETS	$6,813,496,446	$20,126,236	$5,817,716	$1,900,759	$6,274,005	$785,681,130
Shares (unlimited number of shares authorized, no par value)	86,050,001	255,001	75,001	25,001	100,001	13,020,001
Net Asset Value	$79.18	$78.93	$77.57	$76.03	$62.74	$60.34
(a) Includes securities on loan valued at:	$52,080	$7,059	$2,247	$452	$2,826	$6,645,852

See accompanying notes to the financial statements.

94 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P Technology Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$75,504,464	$7,122,468
Securities, at value(a)	84,586,258	7,231,782
Repurchase Agreements, at value	184,153	76,376
Dividends and interest receivable	122,360	76,208
Receivable for security lending income	287	—
Receivable for investments sold	—	415,060
Receivable from Advisor	—	6,494
Prepaid expenses	—	696
Total Assets	84,893,058	7,806,616
LIABILITIES:
Cash overdraft	1	—
Payable for investments purchased	—	447,224
Payable for cash collateral received from securities loaned	53,125	—
Advisory fees payable	30,807	—
Custodian fees payable	—	285
Administration fees payable	—	13,315
Trustee fees payable	408	52
Compliance services fees payable	309	34
Professional fees payable	104	9,917
Other liabilities	—	1,625
Total Liabilities	84,754	472,452
NET ASSETS	$84,808,304	$7,334,164
NET ASSETS CONSIST OF:
Paid in Capital	$68,013,611	$8,023,301
Distributable earnings (loss)	16,794,693	(689,137)
NET ASSETS	$84,808,304	$7,334,164
Shares (unlimited number of shares authorized, no par value)	1,680,001	100,001
Net Asset Value	$50.48	$73.34
(a) Includes securities on loan valued at:	$52,190	$—
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 95

STATEMENTS OF OPERATIONS

96 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF	Hedge Replication ETF	High Yield- Interest Rate Hedged
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$—	$2,674,937	$19,793	$579,990	$29,975	$—
Interest	2,029	—	—	—	11,527	2,106,830
Securities lending income (Note 2)	—	12,405	150	61	2,953	1,191
Foreign withholding tax on income	—	(146,276)	(6)	(10,192)	(864)	—
Total Investment Income	2,029	2,541,066	19,937	569,859	43,591	2,108,021
EXPENSES:
Advisory fees (Note 4)	96,495	328,997	2,174	43,154	110,771	189,755
Management Services fees (Note 4)	—	—	—	8,631	14,769	—
Professional fees	101	477	4	12,111	8,251	218
Administration fees (Note 5)	109	—	—	37,540	38,493	—
Custodian fees (Note 6)	—	—	—	3,112	40,222	—
Printing and Shareholder reports	—	—	—	1,321	2,074	—
Listing, Data and related fees (Note 7)	—	—	—	18,982	48,874	—
Trustees fees (Note 8)	275	1,279	11	147	252	637
Compliance services fees (Note 4)	262	1,110	7	124	218	582
Other fees	—	—	—	2,603	2,857	—
Total Gross Expenses before fees waived and/or reimbursed	97,242	331,863	2,196	127,725	266,781	191,192
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	(75,742)	(126,025)	—
Total Net Expenses	97,242	331,863	2,196	51,983	140,756	191,192
Net Investment Income (Loss)	(95,213)	2,209,203	17,741	517,876	(97,165)	1,916,829
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(1,657,103)	68,241	(357,678)	49,623	(889,115)
Expiration or closing of futures contracts	—	—	—	—	(473,808)	70,071
Expiration or closing of non-exchange traded swap agreements	(13,644,257)	—	—	—	(1,230,844)	—
In-kind redemptions of investments	—	4,985,180	—	—	—	—
Foreign currency transactions	—	32,115	—	2,719	—	—
Net realized gain (loss)	(13,644,257)	3,360,192	68,241	(354,959)	(1,655,029)	(819,044)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(624,008)	228,149	3,733,331	1,357,784	4,807,457
Futures contracts	—	—	—	—	76,630	51,516
Non-exchange traded swap agreements	2,826,041	—	—	—	2,453,184	—
Foreign currency translations	—	4,225	—	2,944	—	—
Change in net unrealized appreciation/depreciation	2,826,041	(619,783)	228,149	3,736,275	3,887,598	4,858,973
Net realized and unrealized gain (loss)	(10,818,216)	2,740,409	296,390	3,381,316	2,232,569	4,039,929
Change in Net Assets Resulting from Operations	$(10,913,429)	$4,949,612	$314,131	$3,899,192	$2,135,404	$5,956,758

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 97

	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(a)	Large Cap Core Plus	Long Online/ Short Stores ETF	Managed Futures Strategy ETF(a)
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$—	$—	$—	$3,669,879	$4,041,762	$—
Interest	51,148	3,931,659	—	2,097	1,974	3,096
Securities lending income (Note 2)	—	11,168	—	8,232	110,584	—
Total Investment Income	51,148	3,942,827	—	3,680,208	4,154,320	3,096
EXPENSES:
Advisory fees (Note 4)	22,414	389,189	239,529	939,768	746,365	15,662
Management Services fees (Note 4)	4,075	—	—	—	—	—
Professional fees	8,635	638	276	1,333	790	13
Administration fees (Note 5)	38,492	—	—	—	—	—
Custodian fees (Note 6)	72	—	—	—	—	—
Listing, Data and related fees (Note 7)	14,593	—	—	—	—	—
Trustees fees (Note 8)	70	1,808	691	3,567	1,982	35
Compliance services fees (Note 4)	59	1,749	535	3,057	1,514	31
Other fees	2,105	—	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	90,515	393,384	241,031	947,725	750,651	15,741
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(78,250)	—	—	—	—	—
Total Net Expenses	12,265	393,384	241,031	947,725	750,651	15,741
Net Investment Income (Loss)	38,883	3,549,443	(241,031)	2,732,483	3,403,669	(12,645)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	2,576,711	—	(5,812,891)	12,725,888	41,476
Expiration or closing of futures contracts	—	3,445,541	26,921,512	—	—	(73,704)
Expiration or closing of non-exchange traded swap agreements	—	—	(870,049)	—	(38,012,924)	(39,558)
In-kind redemptions of investments	—	5,922,085	—	10,235,125	11,612,877	—
Net realized gain (loss)	—	11,944,337	26,051,463	4,422,234	(13,674,159)	(71,786)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	545,651	11,183,793	—	60,023,959	61,771,844	—
Futures contracts	—	(385,523)	(14,057,249)	—	—	37,845
Non-exchange traded swap agreements	255,887	—	—	(1,829,044)	3,989,998	—
Change in net unrealized appreciation/depreciation	801,538	10,798,270	(14,057,249)	58,194,915	65,761,842	37,845
Net realized and unrealized gain (loss)	801,538	22,742,607	11,994,214	62,617,149	52,087,683	(33,941)
Change in Net Assets Resulting from Operations	$840,421	$26,292,050	$11,753,183	$65,349,632	$55,491,352	$(46,586)

(a)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

98 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Merger ETF	Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF	MSCI Transformational Changes ETF
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020		Six Months Ended November 30, 2020	Six Months Ended November 30, 2020		Six Months Ended November 30, 2020	October 14, 2020* through November 30, 2020
INVESTMENT INCOME:
Dividends	$19,027	$20,074	(a)	$1,404,280	$310,842		$82,748	$3,991
Income from non-cash dividends	—	—		—	330,721		—	—
Interest	1,088	3		—	—		—	—
Securities lending income (Note 2)	150	9,173		9,050	399		736	—
Foreign withholding tax on income	(589)	—		(95,950)	(32,777)		(5,861)	(41)
Total Investment Income	19,676	29,250		1,317,380	609,185		77,623	3,950
EXPENSES:
Advisory fees (Note 4)	28,710	2,456		304,755	67,073		22,221	3,522
Management Services fees (Note 4)	3,828	3,508		—	—		—	—
Professional fees	10,293	9,218		373	68		25	2
Administration fees (Note 5)	37,540	16,002		—	—		—	—
Custodian fees (Note 6)	99	90		—	—		—	—
Printing and Shareholder reports	729	932		—	—		—	—
Listing, Data and related fees (Note 7)	18,983	6,749		—	—		—	—
Trustees fees (Note 8)	65	61		1,036	192		69	6
Compliance services fees (Note 4)	56	53		915	176		58	5
Other fees	2,505	2,456		—	—		—	—
Total Gross Expenses before fees waived and/or reimbursed	102,808	41,525		307,079	67,509		22,373	3,535
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(74,014)	(35,017)		—	—		—	—
Total Net Expenses	28,794	6,508		307,079	67,509		22,373	3,535
Net Investment Income (Loss)	(9,118)	22,742		1,010,301	541,676		55,250	415
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	611,429	(175,892	)(b)	4,104,658	(1,506,167	)(c)	228,446	28,465
Expiration or closing of non-exchange traded swap agreements	(729,089)	—		—	—		—	—
In-kind redemptions of investments	—	—		1,992,161	(16,127)		87,429	—
Foreign currency transactions	(366)	—		2,033	(3,449)		1,677	(103)
Settlement of forward foreign currency contracts	(59,175)	—		—	—		—	—
Net realized gain (loss)	(177,201)	(175,892)		6,098,852	(1,525,743)		317,552	28,362
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	525,228	—		14,113,106	5,835,912	(d)	835,548	126,958
Investments in Affiliated Underlying Funds	—	498,773		—	—		—	—
Non-exchange traded swap agreements	(78,092)	—		—	—		—	—
Forward foreign currency contracts	(10,172)	—		—	—		—	—
Foreign currency translations	182	—		45,469	(734)		3,256	31
Change in net unrealized appreciation/depreciation	437,146	498,773		14,158,575	5,835,178		838,804	126,989
Net realized and unrealized gain (loss)	259,945	322,881		20,257,427	4,309,435		1,156,356	155,351
Change in Net Assets Resulting from Operations	$250,827	$345,623		$21,267,728	$4,851,111		$1,211,606	$155,766

*  Commencement of investment operations.

(a)  Amount represents dividend income received from affiliated Underlying ETFs of $20,074.

(b)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $(175,892) and distributions of realized gain received from affiliated Underlying ETFs of $0.

(c)  Net of India capital gains tax of $1,013.

(d)  Net of deferred India capital gains tax of $79,655.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 99

	Online Retail ETF	Pet Care ETF	RAFITM Long/Short	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$9,362,309	$396,140	$60,816	$8,596,970	$311,341	$—
Interest	111	15	151	—	4	479,990
Securities lending income (Note 2)	159,074	—	573	53,149	138	—
Foreign withholding tax on income	—	(45)	(4)	—	—	—
Total Investment Income	9,521,494	396,110	61,536	8,650,119	311,483	479,990
EXPENSES:
Advisory fees (Note 4)	1,054,491	273,831	18,793	1,174,005	40,713	28,518
Management Services fees (Note 4)	—	—	2,506	—	—	—
Professional fees	970	321	8,600	1,781	73	119
Administration fees (Note 5)	—	—	37,540	—	—	—
Custodian fees (Note 6)	—	—	19,088	—	—	—
Printing and Shareholder reports	—	—	769	—	—	—
Listing, Data and related fees (Note 7)	—	—	8,825	—	—	—
Trustees fees (Note 8)	2,409	836	43	5,011	200	316
Compliance services fees (Note 4)	1,883	691	36	4,407	190	255
Other fees	—	—	2,424	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	1,059,753	275,679	98,624	1,185,204	41,176	29,208
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	(74,758)	—	—	—
Total Net Expenses	1,059,753	275,679	23,866	1,185,204	41,176	29,208
Net Investment Income (Loss)	8,461,741	120,431	37,670	7,464,915	270,307	450,782
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	11,963,173	926,621	97,023	(80,844,568)	(419,936)	239,001
Expiration or closing of non-exchange traded swap agreements	—	—	(2,515,641)	—	—	—
In-kind redemptions of investments	36,489,900	4,390,722	—	6,138,172	479,713	1,751,274
Foreign currency transactions	—	(933)	—	—	—	—
Net realized gain (loss)	48,453,073	5,316,410	(2,418,618)	(74,706,396)	59,777	1,990,275
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	69,718,898	30,784,569	768,858	132,574,157	2,967,890	(521,577)
Non-exchange traded swap agreements	—	—	1,500,965	—	—	—
Foreign currency translations	—	1,524	—	—	—	—
Change in net unrealized appreciation/depreciation	69,718,898	30,786,093	2,269,823	132,574,157	2,967,890	(521,577)
Net realized and unrealized gain (loss)	118,171,971	36,102,503	(148,795)	57,867,761	3,027,667	1,468,698
Change in Net Assets Resulting from Operations	$126,633,712	$36,222,934	$(111,125)	$65,332,676	$3,297,974	$1,919,480

See accompanying notes to the financial statements.

100 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500® Dividend Aristocrats ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P MidCap 400® Dividend Aristocrats ETF
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$86,925,034	$152,447	$40,942	$15,532	$32,389	$10,701,529
Interest	651	3	1	1	1	122
Securities lending income (Note 2)	27,244	154	33	13	27	2,130
Total Investment Income	86,952,929	152,604	40,976	15,546	32,417	10,703,781
EXPENSES:
Advisory fees (Note 4)	10,892,583	25,889	6,840	2,445	4,287	1,430,335
Professional fees	19,149	61	16	6	8	2,218
Trustees fees (Note 8)	52,600	165	41	16	23	6,081
Compliance services fees (Note 4)	46,170	143	34	15	22	5,238
Total Gross Expenses before fees waived and/or reimbursed	11,010,502	26,258	6,931	2,482	4,340	1,443,872
Total Net Expenses	11,010,502	26,258	6,931	2,482	4,340	1,443,872
Net Investment Income (Loss)	75,942,427	126,346	34,045	13,064	28,077	9,259,909
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(11,266,536)	(61,387)	(10,417)	(5,556)	(13,478)	(1,757,813)
In-kind redemptions of investments	283,552,781	1,535,387	—	143,353	460,251	20,472,659
Net realized gain (loss)	272,286,245	1,474,000	(10,417)	137,797	446,773	18,714,846
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	767,137,761	1,950,460	870,114	209,384	31,811	80,554,968
Change in net unrealized appreciation/depreciation	767,137,761	1,950,460	870,114	209,384	31,811	80,554,968
Net realized and unrealized gain (loss)	1,039,424,006	3,424,460	859,697	347,181	478,584	99,269,814
Change in Net Assets Resulting from Operations	$1,115,366,433	$3,550,806	$893,742	$360,245	$506,661	$108,529,723

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 101

	S&P Technology Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$614,598	$—
Interest	17	125,341
Securities lending income (Note 2)	962	—
Total Investment Income	615,577	125,341
EXPENSES:
Advisory fees (Note 4)	150,667	18,161
Management Services fees (Note 4)	—	3,632
Professional fees	206	9,907
Administration fees (Note 5)	—	39,522
Custodian fees (Note 6)	—	616
Printing and Shareholder reports	—	706
Listing, Data and related fees (Note 7)	—	3,942
Trustees fees (Note 8)	530	62
Compliance services fees (Note 4)	446	54
Other fees	—	2,458
Total Gross Expenses before fees waived and/or reimbursed	151,849	79,060
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(60,847)
Total Net Expenses	151,849	18,213
Net Investment Income (Loss)	463,728	107,128
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	168,230	36,330
In-kind redemptions of investments	7,189,947	—
Net realized gain (loss)	7,358,177	36,330
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	8,097,499	173,262
Change in net unrealized appreciation/depreciation	8,097,499	173,262
Net realized and unrealized gain (loss)	15,455,676	209,592
Change in Net Assets Resulting from Operations	$15,919,404	$316,720

See accompanying notes to the financial statements.

102 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 103

	Decline of the Retail Store ETF		DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(95,213)	$11,461	$2,209,203	$2,730,164	$17,741	$57,675
Net realized gain (loss)	(13,644,257)	1,898,333	3,360,192	(699,707)	68,241	(1,269,221)
Change in net unrealized appreciation/depreciation	2,826,041	(14,380,317)	(619,783)	(13,221,184)	228,149	989,490
Change in net assets resulting from operations	(10,913,429)	(12,470,523)	4,949,612	(11,190,727)	314,131	(222,056)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(61,640)	(2,797,433)	(3,618,261)	(13,276)	(63,491)
Tax return of capital	—	(11,175)#	—	—	—	—
Total distributions	—	(72,815)	(2,797,433)	(3,618,261)	(13,276)	(63,491)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,215,629	54,378,496	18,393,991	67,850,148	—	—
Cost of shares redeemed	(6,517,920)	(11,661,383)	(23,652,780)	(8,963,171)	—	(2,339,940)
Change in net assets resulting from capital transactions	(3,302,291)	42,717,113	(5,258,789)	58,886,977	—	(2,339,940)
Change in net assets	(14,215,720)	30,173,775	(3,106,610)	44,077,989	300,855	(2,625,487)
NET ASSETS:
Beginning of period	$36,106,693	$5,932,918	$143,445,656	$99,367,667	$1,162,058	$3,787,545
End of period	$21,890,973	$36,106,693	$140,339,046	$143,445,656	$1,462,913	$1,162,058
SHARE TRANSACTIONS:
Beginning of period	1,050,001	150,001	3,530,001	2,260,001	40,001	100,001
Issued	100,000	1,200,000	—	—	—	—
Issued in-kind	—	—	460,000	1,550,000	—	—
Redeemed	(225,000)	(300,000)	—	—	—	—
Redemption in-kind	—	—	(600,000)	(280,000)	—	(60,000)
Shares outstanding, end of period	925,001	1,050,001	3,390,001	3,530,001	40,001	40,001

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

104 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Global Listed Private Equity ETF		Hedge Replication ETF		High Yield-Interest Rate Hedged
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$517,876	$947,177	$(97,165)	$166,226	$1,916,829	$6,230,598
Net realized gain (loss)	(354,959)	(1,317,245)	(1,655,029)	1,515,000	(819,044)	(10,345,098)
Change in net unrealized appreciation/depreciation	3,736,275	(2,511,392)	3,887,598	(1,193,273)	4,858,973	300,089
Change in net assets resulting from operations	3,899,192	(2,881,460)	2,135,404	487,953	5,956,758	(3,814,411)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(698,635)	(1,656,429)	—	(285,434)	(2,079,740)	(6,577,418)
Tax return of capital	—	—	—	(11,239)#	—	—
Total distributions	(698,635)	(1,656,429)	—	(296,673)	(2,079,740)	(6,577,418)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,985,704	2,335,283	8,637,491	—	8,181,525
Cost of shares redeemed	—	—	(1,869,087)	(13,817,626)	(3,033,789)	(46,990,521)
Change in net assets resulting from capital transactions	—	1,985,704	466,196	(5,180,135)	(3,033,789)	(38,808,996)
Change in net assets	3,200,557	(2,552,185)	2,601,600	(4,988,855)	843,229	(49,200,825)
NET ASSETS:
Beginning of period	$16,265,686	$18,817,871	$26,853,629	$31,842,484	$76,360,141	$125,560,966
End of period	$19,466,243	$16,265,686	$29,455,229	$26,853,629	$77,203,370	$76,360,141
SHARE TRANSACTIONS:
Beginning of period	630,001	560,001	595,000	715,000	1,300,001	1,950,001
Issued	—	20,000	50,000	190,000	—	—
Issued in-kind	—	50,000	—	—	—	125,000
Redeemed	—	—	(40,000)	(310,000)	(50,000)	—
Redemption in-kind	—	—	—	—	—	(775,000)
Shares outstanding, end of period	630,001	630,001	605,000	595,000	1,250,001	1,300,001

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 105

	Inflation Expectations ETF		Investment Grade-Interest Rate Hedged		K-1 Free Crude Oil Strategy ETF(b)
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,883	$462,420	$3,549,443	$9,183,574	$(241,031)	$27,370
Net realized gain (loss)	—	(1,126,826)	11,944,337	(30,185,478)	26,051,463	(31,517,887)
Change in net unrealized appreciation/depreciation	801,538	178,328	10,798,270	17,475,214	(14,057,249)	21,987,291
Change in net assets resulting from operations	840,421	(486,078)	26,292,050	(3,526,690)	11,753,183	(9,503,226)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(11,372)	(513,895)	(3,256,424)	(9,529,116)	—	(102,781)
Total distributions	(11,372)	(513,895)	(3,256,424)	(9,529,116)	—	(102,781)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	45,893,364	247,471,923	53,081,577	69,802,111	82,889,362
Cost of shares redeemed	—	(44,767,177)	(46,719,296)	(100,348,005)	(95,571,215)	(8,390,294)
Change in net assets resulting from capital transactions	—	1,126,187	200,752,627	(47,266,428)	(25,769,104)	74,499,068
Change in net assets	829,049	126,214	223,788,253	(60,322,234)	(14,015,921)	64,893,061
NET ASSETS:
Beginning of period	$7,718,859	$7,592,645	$234,994,837	$295,317,071	$76,091,435	$11,198,374
End of period	$8,547,908	$7,718,859	$458,783,090	$234,994,837	$62,075,514	$76,091,435
SHARE TRANSACTIONS:
Beginning of period	320,001	280,001	3,375,001	4,025,001	2,259,034	115,000
Issued	—	350,000	1,125,000	25,000	1,900,000	2,240,000
Issued in-kind	—	1,370,000	2,275,000	750,000	—	—
Redeemed	—	(100,000)	(50,000)	(100,000)	(2,625,000)	(95,966)
Redemption in-kind	—	(1,580,000)	(600,000)	(1,325,000)	—	—
Shares outstanding, end of period	320,001	320,001	6,125,001	3,375,001	1,534,034	2,259,034

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying notes to the financial statements.

106 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Large Cap Core Plus		Long Online/Short Stores ETF		Managed Futures Strategy ETF(b)
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,732,483	$10,540,451	$3,403,669	$(164,634)	$(12,645)	$15,995
Net realized gain (loss)	4,422,234	8,845,657	(13,674,159)	8,583,940	(71,786)	(39,897)
Change in net unrealized appreciation/depreciation	58,194,915	18,189,384	65,761,842	11,268,618	37,845	(27,776)
Change in net assets resulting from operations	65,349,632	37,575,492	55,491,352	19,687,924	(46,586)	(51,678)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(2,583,149)	(12,178,251)	(1,194,484)	—	—	(33,843)
Tax return of capital	—	—	—	—	—	(3,667)#
Total distributions	(2,583,149)	(12,178,251)	(1,194,484)	—	—	(37,510)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,565,091	49,825,023	157,444,095	4,374,978	6,422,652
Cost of shares redeemed	(55,471,158)	(370,917,866)	(27,880,355)	(42,786,869)	(3,934,941)	(5,964,792)
Change in net assets resulting from capital transactions	(55,471,158)	(369,352,775)	21,944,668	114,657,226	440,037	457,860
Change in net assets	7,295,325	(343,955,534)	76,241,536	134,345,150	393,451	368,672
NET ASSETS:
Beginning of period	$412,339,732	$756,295,266	$183,132,430	$48,787,280	$4,139,191	$3,770,519
End of period	$419,635,057	$412,339,732	$259,373,966	$183,132,430	$4,532,642	$4,139,191
SHARE TRANSACTIONS:
Beginning of period	5,880,000	11,370,000	2,665,001	955,001	105,001	95,001
Issued	—	—	—	190,000	110,000	160,000
Issued in-kind	—	20,000	580,000	2,290,000	—	—
Redeemed	—	—	—	—	(100,000)	(150,000)
Redemption in-kind	(730,000)	(5,510,000)	(360,000)	(770,000)	—	—
Shares outstanding, end of period	5,150,000	5,880,000	2,885,001	2,665,001	115,001	105,001

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 107

	Merger ETF		Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,118)	$875	$22,742	$163,890	$1,010,301	$2,198,808
Net realized gain (loss)	(177,201)	320,517	(175,892)	(370,845)	6,098,852	(4,246,354)
Change in net unrealized appreciation/depreciation	437,146	(175,165)	498,773	(154,237)	14,158,575	2,977,848
Change in net assets resulting from operations	250,827	146,227	345,623	(361,192)	21,267,728	930,302
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(39,399)	(24,735)	(161,733)	(1,414,947)	(2,526,921)
Tax return of capital	—	—	(692)	(549)#	—	—
Total distributions	—	(39,399)	(25,427)	(162,282)	(1,414,947)	(2,526,921)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,775,259	—	762,561	1,184,806	21,752,701
Cost of shares redeemed	—	(941,176)	—	—	(9,845,361)	(12,859,805)
Change in net assets resulting from capital transactions	—	1,834,083	—	762,561	(8,660,555)	8,892,896
Change in net assets	250,827	1,940,911	320,196	239,087	11,192,226	7,296,277
NET ASSETS:
Beginning of period	$7,527,156	$5,586,245	$6,890,727	$6,651,640	$116,855,110	$109,558,833
End of period	$7,777,983	$7,527,156	$7,210,923	$6,890,727	$128,047,336	$116,855,110
SHARE TRANSACTIONS:
Beginning of period	200,001	150,001	200,001	180,001	3,230,001	3,050,001
Issued	—	—	—	—	—	—
Issued in-kind	—	75,000	—	20,000	30,000	560,000
Redeemed	—	(25,000)	—	—	—	—
Redemption in-kind	—	—	—	—	(250,000)	(380,000)
Shares outstanding, end of period	200,001	200,001	200,001	200,001	3,010,001	3,230,001

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

108 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF		MSCI Transformational Changes ETF
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	October 14, 2020* through November 30, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$541,676	$541,630	$55,250	$135,499	$415
Net realized gain (loss)	(1,525,743)	(1,897,099)	317,552	(372,757)	28,362
Change in net unrealized appreciation/depreciation	5,835,178	(4,486,448)	838,804	681,598	126,989
Change in net assets resulting from operations	4,851,111	(5,841,917)	1,211,606	444,340	155,766
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(622,705)	(553,661)	(88,912)	(206,916)	—
Total distributions	(622,705)	(553,661)	(88,912)	(206,916)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	10,702,155	—	405,886	7,850,912
Cost of shares redeemed	(4,058,058)	(2,744,555)	(425,920)	(2,056,885)	—
Change in net assets resulting from capital transactions	(4,058,058)	7,957,600	(425,920)	(1,650,999)	7,850,912
Change in net assets	170,348	1,562,022	696,774	(1,413,575)	8,006,678
NET ASSETS:
Beginning of period	$22,164,507	$20,602,485	$7,685,650	$9,099,225	$—
End of period	$22,334,855	$22,164,507	$8,382,424	$7,685,650	$8,006,678
SHARE TRANSACTIONS:
Beginning of period	485,001	365,001	195,001	235,001	—
Issued	—	—	—	—	150,001
Issued in-kind	—	180,000	—	10,000	50,000
Redeemed	—	—	—	—	—
Redemption in-kind	(80,000)	(60,000)	(10,000)	(50,000)	—
Shares outstanding, end of period	405,001	485,001	185,001	195,001	200,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 109

	Online Retail ETF		Pet Care ETF		RAFITM Long/Short
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,461,741	$(78,740)	$120,431	$153,400	$37,670	$113,213
Net realized gain (loss)	48,453,073	(1,114,671)	5,316,410	(399,036)	(2,418,618)	(383,866)
Change in net unrealized appreciation/depreciation	69,718,898	25,222,456	30,786,093	9,440,707	2,269,823	(138,521)
Change in net assets resulting from operations	126,633,712	24,029,045	36,222,934	9,195,071	(111,125)	(409,174)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(1,792,462)	—	(84,971)	(131,366)	(41,206)	(122,668)
Total distributions	(1,792,462)	—	(84,971)	(131,366)	(41,206)	(122,668)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	637,751,220	92,967,754	75,916,398	33,761,072	890,679	321,472
Cost of shares redeemed	(84,845,634)	(6,624,635)	(9,377,318)	(9,507,627)	(894,447)	(3,474,318)
Change in net assets resulting from capital transactions	552,905,586	86,343,119	66,539,080	24,253,445	(3,768)	(3,152,846)
Change in net assets	677,746,836	110,372,164	102,677,043	33,317,150	(156,099)	(3,684,688)
NET ASSETS:
Beginning of period	$131,516,239	$21,144,075	$60,274,815	$26,957,665	$5,373,454	$9,058,142
End of period	$809,263,075	$131,516,239	$162,951,858	$60,274,815	$5,217,355	$5,373,454
SHARE TRANSACTIONS:
Beginning of period	2,780,001	600,001	1,275,001	675,001	170,000	260,000
Issued	780,000	—	—	125,000	30,000	10,000
Issued in-kind	8,950,000	2,360,000	1,325,000	700,000	—	—
Redeemed	—	—	—	(125,000)	(30,000)	(20,000)
Redemption in-kind	(1,350,000)	(180,000)	(150,000)	(100,000)	—	(80,000)
Shares outstanding, end of period	11,160,001	2,780,001	2,450,001	1,275,001	170,000	170,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

110 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Russell 2000 Dividend Growers ETF		Russell U.S. Dividend Growers ETF		S&P 500® Bond ETF
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	November 5, 2019* through May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,464,915	$16,110,709	$270,307	$233,708	$450,782	$922,565
Net realized gain (loss)	(74,706,396)	(19,800,679)	59,777	(464,728)	1,990,275	769,564
Change in net unrealized appreciation/depreciation	132,574,157	(91,423,107)	2,967,890	(2,415,425)	(521,577)	883,064
Change in net assets resulting from operations	65,332,676	(95,113,077)	3,297,974	(2,646,445)	1,919,480	2,575,193
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(6,120,797)	(16,500,899)	(258,615)	(136,760)	(454,394)	(941,467)
Total distributions	(6,120,797)	(16,500,899)	(258,615)	(136,760)	(454,394)	(941,467)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	54,890,051	174,464,569	5,126,745	25,256,446	32,371,861	11,018,151
Cost of shares redeemed	(55,426,617)	(104,004,718)	(6,379,247)	(1,083,030)	(18,412,050)	(10,417,591)
Change in net assets resulting from capital transactions	(536,566)	70,459,851	(1,252,502)	24,173,416	13,959,811	600,560
Change in net assets	58,675,313	(41,154,125)	1,786,857	21,390,211	15,424,897	2,234,286
NET ASSETS:
Beginning of period	$588,955,190	$630,109,315	$21,390,211	$—	$29,403,267	$27,168,981
End of period	$647,630,503	$588,955,190	$23,177,068	$21,390,211	$44,828,164	$29,403,267
SHARE TRANSACTIONS:
Beginning of period	11,860,001	11,030,001	590,001	—	325,001	325,001
Issued	20,000	—	—	100,001	—	75,000
Issued in-kind	1,010,000	2,970,000	140,000	520,000	350,000	50,000
Redeemed	—	—	—	—	—	(50,000)
Redemption in-kind	(1,120,000)	(2,140,000)	(170,000)	(30,000)	(200,000)	(75,000)
Shares outstanding, end of period	11,770,001	11,860,001	560,001	590,001	475,001	325,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 111

	S&P 500® Dividend Aristocrats ETF		S&P 500® Ex-Energy ETF		S&P 500® Ex-Financials ETF
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$75,942,427	$128,790,714	$126,346	$177,804	$34,045	$38,048
Net realized gain (loss)	272,286,245	83,423,638	1,474,000	38,562	(10,417)	(10,841)
Change in net unrealized appreciation/depreciation	767,137,761	(90,069,328)	1,950,460	1,167,476	870,114	418,739
Change in net assets resulting from operations	1,115,366,433	122,145,024	3,550,806	1,383,842	893,742	445,946
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(71,136,737)	(122,462,710)	(121,475)	(152,660)	(28,320)	(36,688)
Total distributions	(71,136,737)	(122,462,710)	(121,475)	(152,660)	(28,320)	(36,688)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,268,399,102	1,865,112,429	5,098,233	9,512,483	729,239	1,824,140
Cost of shares redeemed	(1,254,281,324)	(630,563,300)	(5,215,650)	(646,406)	—	—
Change in net assets resulting from capital transactions	14,117,778	1,234,549,129	(117,417)	8,866,077	729,239	1,824,140
Change in net assets	1,058,347,474	1,234,231,443	3,311,914	10,097,259	1,594,661	2,233,398
NET ASSETS:
Beginning of period	$5,755,148,972	$4,520,917,529	$16,814,322	$6,717,063	$4,223,055	$1,989,657
End of period	$6,813,496,446	$5,755,148,972	$20,126,236	$16,814,322	$5,817,716	$4,223,055
SHARE TRANSACTIONS:
Beginning of period	85,900,001	69,400,001	255,001	115,001	65,001	35,001
Issued	14,100,000	—	—	—	—	—
Issued in-kind	3,650,000	26,500,000	70,000	150,000	10,000	30,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(17,600,000)	(10,000,000)	(70,000)	(10,000)	—	—
Shares outstanding, end of period	86,050,001	85,900,001	255,001	255,001	75,001	65,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

112 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Health Care ETF		S&P 500® Ex-Technology ETF		S&P MidCap 400® Dividend Aristocrats ETF
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,064	$31,356	$28,077	$64,795	$9,259,909	$16,992,284
Net realized gain (loss)	137,797	(6,918)	446,773	67,467	18,714,846	(10,732,271)
Change in net unrealized appreciation/depreciation	209,384	86,306	31,811	(92,590)	80,554,968	(38,969,125)
Change in net assets resulting from operations	360,245	110,744	506,661	39,672	108,529,723	(32,709,112)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(15,066)	(29,756)	(25,325)	(66,569)	(7,852,741)	(17,137,498)
Total distributions	(15,066)	(29,756)	(25,325)	(66,569)	(7,852,741)	(17,137,498)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	680,307	5,570,393	1,146,352	131,619,898	217,709,950
Cost of shares redeemed	(644,987)	—	(2,476,509)	(1,546,218)	(127,021,782)	(103,284,826)
Change in net assets resulting from capital transactions	(644,987)	680,307	3,093,884	(399,866)	4,598,116	114,425,124
Change in net assets	(299,808)	761,295	3,575,220	(426,763)	105,275,098	64,578,514
NET ASSETS:
Beginning of period	$2,200,567	$1,439,272	$2,698,785	$3,125,548	$680,406,032	$615,827,518
End of period	$1,900,759	$2,200,567	$6,274,005	$2,698,785	$785,681,130	$680,406,032
SHARE TRANSACTIONS:
Beginning of period	35,001	25,001	50,001	60,001	12,950,001	11,100,001
Issued	—	—	—	—	1,820,000	120,000
Issued in-kind	—	10,000	90,000	20,000	580,000	3,900,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(10,000)	—	(40,000)	(30,000)	(2,330,000)	(2,170,000)
Shares outstanding, end of period	25,001	35,001	100,001	50,001	13,020,001	12,950,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 113

	S&P Technology Dividend Aristocrats ETF		Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2020 (Unaudited)	November 5, 2019* through May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$463,728	$210,159	$107,128	$245,336
Net realized gain (loss)	7,358,177	4,386	36,330	(480,513)
Change in net unrealized appreciation/depreciation	8,097,499	1,168,448	173,262	67,221
Change in net assets resulting from operations	15,919,404	1,382,993	316,720	(167,956)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(403,856)	(103,848)	(97,466)	(258,007)
Total distributions	(403,856)	(103,848)	(97,466)	(258,007)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	72,906,271	39,291,634	—	—
Cost of shares redeemed	(44,184,294)	—	—	—
Change in net assets resulting from capital transactions	28,721,977	39,291,634	—	—
Change in net assets	44,237,525	40,570,779	219,254	(425,963)
NET ASSETS:
Beginning of period	$40,570,779	$—	$7,114,910	$7,540,873
End of period	$84,808,304	$40,570,779	$7,334,164	$7,114,910
SHARE TRANSACTIONS:
Beginning of period	1,010,001	—	100,001	100,001
Issued	850,000	100,001	—	—
Issued in-kind	810,000	910,000	—	—
Redeemed	—	—	—	—
Redemption in-kind	(990,000)	—	—	—
Shares outstanding, end of period	1,680,001	1,010,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

114 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 115

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Decline of the Retail Store ETF
Six Months ended November 30, 2020 (Unaudited)	$34.39	$(0.09)	$(10.63)	$—	$(10.72)	$—	$—	$—		$—	$23.67	(31.18)%	(31.09)%
Year ended May 31, 2020	39.55	0.03	(4.96)	—	(4.93)	(0.21)	—	(0.02	)#	(0.23)	34.39	(12.50)	(12.75)
Year ended May 31, 2019	33.98	0.25	5.57 (i)	—	5.82	(0.25)	—	—		(0.25)	39.55	17.29	17.27
November 14, 2017* through May 31, 2018	40.00	0.12	(6.09)	—	(5.97)	(0.05)	—	—		(0.05)	33.98	(14.95)	(14.94)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2020 (Unaudited)	40.64	0.61	0.94	—	1.55	(0.79)	—	—		(0.79)	41.40	3.99	3.86
Year ended May 31, 2020	43.97	0.97	(2.91)	—	(1.94)	(1.39)	—	—		(1.39)	40.64	(4.55)	(4.74)
Year ended May 31, 2019	41.45	1.19	2.75	—	3.94	(1.42)	—	—		(1.42)	43.97	9.80	9.82
Year ended May 31, 2018	43.14	1.09	(1.35)	—	(0.26)	(1.43)	—	—		(1.43)	41.45	(0.62)	(0.47)
Year ended May 31, 2017	39.16	1.25	3.81	—	5.06	(1.08)	—	—		(1.08)	43.14	13.19	13.97
Year ended May 31, 2016	44.05	1.01	(4.06)	—	(3.05)	(1.41)	—	(0.43)		(1.84)	39.16	(6.68)	(7.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Decline of the Retail Store ETF
Six Months ended November 30, 2020 (Unaudited)	0.65%	0.65%	(0.64)%	(0.64)%	$21,891	—%
Year ended May 31, 2020	0.66	0.66	0.07	0.07	36,107	—
Year ended May 31, 2019	0.65	0.65	0.77	0.77	5,933	—
November 14, 2017* through May 31, 2018	0.65	0.65	0.62	0.62	22,933	—
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2020 (Unaudited)	0.45	0.45	3.01	3.01	140,339	5
Year ended May 31, 2020	0.46	0.46	2.24	2.24	143,446	8
Year ended May 31, 2019	0.45	0.45	2.81	2.81	99,368	14
Year ended May 31, 2018	0.45	0.45	2.58	2.58	39,380	11
Year ended May 31, 2017	0.79	0.45	2.75	3.09	42,060	23
Year ended May 31, 2016	1.35	0.45	1.75	2.65	28,388	22

*  Commencement of investment operations.

See accompanying notes to the financial statements.

116 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Equities for Rising Rates ETF
Six Months ended November 30, 2020 (Unaudited)	$29.05	$0.44		$7.41	$—	$7.85	$(0.33)	$—	$—	$(0.33)	$36.57	27.35%	31.73%
Year ended May 31, 2020	37.88	0.88		(8.81)	—	(7.93)	(0.90)	—	—	(0.90)	29.05	(21.31)	(22.29)
Year ended May 31, 2019	49.54	0.81		(11.49)	—	(10.68)	(0.98)	—	—	(0.98)	37.88	(21.81)	(22.25)
July 24, 2017* through May 31, 2018	40.00	0.56		9.46	—	10.02	(0.48)	—	—	(0.48)	49.54	25.15	25.61
Global Listed Private Equity ETF
Six Months ended November 30, 2020 (Unaudited)	25.82	0.82		5.37	—	6.19	(1.11)	—	—	(1.11)	30.90	24.81	23.83
Year ended May 31, 2020	33.60	1.62		(6.54)	—	(4.92)	(2.86)	—	—	(2.86)	25.82	(16.27)	(15.67)
Year ended May 31, 2019	36.04	1.67		(2.67)	—	(1.00)	(1.44)	—	—	(1.44)	33.60	(2.70)	(2.88)
Year ended May 31, 2018	43.21	2.76		(1.38)	—	1.38	(8.55)	—	—	(8.55)	36.04	3.54	3.27
Year ended May 31, 2017	38.00	3.04	(l)	3.87	—	6.91	(1.21)	—	(0.49)	(1.70)	43.21	18.83	18.49
Year ended May 31, 2016	42.13	2.13		(1.70)	—	0.43	(4.56)	—	—	(4.56)	38.00	1.57	2.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)						SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Equities for Rising Rates ETF
Six Months ended November 30, 2020 (Unaudited)	0.35%	0.35%	2.84%		2.84%		$1,463	87%
Year ended May 31, 2020	0.35	0.35	2.31		2.31		1,162	147
Year ended May 31, 2019	0.35	0.35	1.75		1.75		3,788	89
July 24, 2017* through May 31, 2018	0.35	0.35	1.48		1.48		14,861	49
Global Listed Private Equity ETF
Six Months ended November 30, 2020 (Unaudited)	1.47	0.60	5.10		5.98		19,466	11
Year ended May 31, 2020	1.38	0.60	4.32		5.11		16,266	20
Year ended May 31, 2019	1.22	0.60	4.25		4.87		18,818	25
Year ended May 31, 2018	1.97	0.60	5.59		6.95		18,922	23
Year ended May 31, 2017	1.87	0.60	6.50	(l)	7.77	(l)	11,882	34
Year ended May 31, 2016	1.90	0.60	4.21		5.51		9,499	21

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 117

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Hedge Replication ETF
Six Months ended November 30, 2020 (Unaudited)	$45.13	$(0.15)	$3.71	$—		$3.56	$—	$—	$—		$—	$48.69	7.87%	8.27%
Year ended May 31, 2020	44.53	0.24	0.77	—		1.01	(0.39)	—	(0.02	)#	(0.41)	45.13	2.27	1.84
Year ended May 31, 2019	45.44	0.51	(1.06)	—		(0.55)	(0.36)	—	—		(0.36)	44.53	(1.21)	(1.39)
Year ended May 31, 2018	44.03	0.12	1.29	—		1.41	— (h)	—	—		— (h)	45.44	3.22	3.48
Year ended May 31, 2017	42.01	(0.19)	2.21	—		2.02	—	—	—		—	44.03	4.81	4.63
Year ended May 31, 2016	43.34	(0.27)	(1.06)	—		(1.33)	— (h)	—	—		— (h)	42.01	(3.06)	(2.99)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2020 (Unaudited)	58.74	1.52	3.14	—	(h)	4.66	(1.64)	—	—		(1.64)	61.76	8.11	7.93
Year ended May 31, 2020	64.39	3.53	(5.52)	—		(1.99)	(3.66)	—	—		(3.66)	58.74	(3.32)	(3.03)
Year ended May 31, 2019	66.82	4.04	(2.41)	0.02		1.65	(4.08)	—	—		(4.08)	64.39	2.50	2.29
Year ended May 31, 2018	68.59	3.90	(1.84)	0.03		2.09	(3.86)	—	—		(3.86)	66.82	3.10	2.73
Year ended May 31, 2017	64.45	3.75	3.90	0.08		7.73	(3.59)	—	—		(3.59)	68.59	12.29	12.61
Year ended May 31, 2016	73.42	3.95	(9.04)	0.05		(5.04)	(3.93)	—	—		(3.93)	64.45	(6.79)	(7.08)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedge Replication ETF
Six Months ended November 30, 2020 (Unaudited)	1.80%	0.95%	(1.51)%	(0.66)%	$29,455	16%
Year ended May 31, 2020	1.62	0.95	(0.16)	0.52	26,854	89
Year ended May 31, 2019	1.53	0.95	0.55	1.13	31,842	106
Year ended May 31, 2018	1.78	0.95	(0.57)	0.26	40,896	170
Year ended May 31, 2017	1.84	0.95	(1.33)	(0.45)	39,626	121
Year ended May 31, 2016	2.10	0.95	(1.79)	(0.64)	36,759	128
High Yield-Interest Rate Hedged
Six Months ended November 30, 2020 (Unaudited)	0.50	0.50	5.04	5.04	77,203	28
Year ended May 31, 2020	0.51	0.51	5.62	5.62	76,360	52
Year ended May 31, 2019	0.50	0.50	6.10	6.10	125,561	49
Year ended May 31, 2018	0.50	0.50	5.75	5.75	172,054	42
Year ended May 31, 2017	0.61	0.50	5.49	5.59	140,613	50
Year ended May 31, 2016	0.85	0.50	5.63	5.98	88,617	51

See accompanying notes to the financial statements.

118 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Inflation Expectations ETF
Six Months ended November 30, 2020 (Unaudited)	$24.12	$0.12	$2.51	$—		$2.63	$(0.04)	$—	$—	$(0.04)	$26.71	10.88%	9.23%
Year ended May 31, 2020	27.12	0.40	(2.86)	0.01		(2.45)	(0.55)	—	—	(0.55)	24.12	(9.16)	(8.73)
Year ended May 31, 2019	28.66	0.59	(1.53)	0.01		(0.93)	(0.61)	—	—	(0.61)	27.12	(3.35)	(2.69)
Year ended May 31, 2018	27.81	0.54	1.11 (i)	0.01		1.66	(0.81)	—	—	(0.81)	28.66	6.14	3.62
Year ended May 31, 2017	27.46	0.64	0.09 (i)	0.01		0.74	(0.39)	—	—	(0.39)	27.81	2.71	2.91
Year ended May 31, 2016	30.95	0.37	(3.35)	0.01		(2.97)	(0.52)	—	—	(0.52)	27.46	(9.60)	(9.47)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2020 (Unaudited)	69.63	0.99	5.22	0.05		6.26	(0.99)	—	—	(0.99)	74.90	9.10	8.93
Year ended May 31, 2020	73.37	2.49	(3.66)	—	(h)	(1.17)	(2.57)	—	—	(2.57)	69.63	(1.73)	(1.26)
Year ended May 31, 2019	74.89	2.87	(1.43)	0.01		1.45	(2.97)	—	—	(2.97)	73.37	1.99	1.51
Year ended May 31, 2018	75.75	2.74	(0.97)	—	(h)	1.77	(2.63)	—	—	(2.63)	74.89	2.31	2.27
Year ended May 31, 2017	73.45	2.62	2.14	0.05		4.81	(2.51)	—	—	(2.51)	75.75	6.65	6.90
Year ended May 31, 2016	76.61	2.69	(3.20)	0.07		(0.44)	(2.72)	—	—	(2.72)	73.45	(0.48)	(0.76)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Inflation Expectations ETF
Six Months ended November 30, 2020 (Unaudited)	2.21%	0.30%	(0.96)%	0.95%	$8,548	—%
Year ended May 31, 2020	1.13	0.30	0.72	1.56	7,719	21
Year ended May 31, 2019	1.75	0.30	0.63	2.08	7,593	120
Year ended May 31, 2018	1.21	0.30	1.07	1.98	10,029	46
Year ended May 31, 2017	1.21	0.32	1.36	2.25	57,012	190
Year ended May 31, 2016	4.83	0.75	(2.80)	1.28	3,433	121
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2020 (Unaudited)	0.30	0.30	2.73	2.73	458,783	14
Year ended May 31, 2020	0.30	0.30	3.40	3.40	234,995	21
Year ended May 31, 2019	0.30	0.30	3.87	3.87	295,317	22
Year ended May 31, 2018	0.30	0.30	3.58	3.58	597,210	24
Year ended May 31, 2017	0.38	0.30	3.42	3.50	295,426	30
Year ended May 31, 2016	0.61	0.30	3.35	3.66	119,364	39

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 119

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
K-1 Free Crude Oil Strategy ETF†
Six Months ended November 30, 2020 (Unaudited)	$33.68	$(0.12)	$6.91	$—	$6.79	$—	$—	$—	$—	$40.47	20.13%	20.75%
Year ended May 31, 2020(m)	97.38	0.08	(62.88)	—	(62.80)	(0.90)	—	—	(0.90)	33.68	(65.09)	(65.24)
Year ended May 31, 2019(m)	121.60	1.36	(24.89)	—	(23.53)	(0.69)	—	—	(0.69)	97.38	(19.30)	(19.85)
Year ended May 31, 2018(m)	94.67	0.50	33.11	—	33.61	(6.68)	—	—	(6.68)	121.60	36.41	37.11
September 26, 2016* through May 31, 2017(m)	100.00	(0.22)	(5.11)	—	(5.33)	—	—	—	—	94.67	(5.33)	(5.70)
Large Cap Core Plus
Six Months ended November 30, 2020 (Unaudited)	70.13	0.49	11.32	—	11.81	(0.46)	—	—	(0.46)	81.48	16.94	16.60
Year ended May 31, 2020	66.52	1.06	3.72	—	4.78	(1.17)	—	—	(1.17)	70.13	7.26	7.49
Year ended May 31, 2019	67.55	1.03	(1.09)	—	(0.06)	(0.97)	—	—	(0.97)	66.52	(0.08)	(0.25)
Year ended May 31, 2018	59.60	0.96	7.84	—	8.80	(0.85)	—	—	(0.85)	67.55	14.85	15.00
Year ended May 31, 2017	51.23	0.88	8.28	—	9.16	(0.79)	—	—	(0.79)	59.60	18.04	18.02
Year ended May 31, 2016	50.91	0.85	0.32 (i)	—	1.17	(0.85)	—	—	(0.85)	51.23	2.38	2.27

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
K-1 Free Crude Oil Strategy ETF†
Six Months ended November 30, 2020 (Unaudited)	0.65%	0.65%	(0.65)%	(0.65)%	$62,076	—%
Year ended May 31, 2020(m)	0.66	0.65	0.15	0.16	76,091	206	(n)
Year ended May 31, 2019(m)	0.65	0.65	1.24	1.24	11,198	—
Year ended May 31, 2018(m)	0.65	0.65	0.46	0.46	12,160	—
September 26, 2016* through May 31, 2017(m)	0.65	0.65	(0.31)	(0.31)	2,840	—
Large Cap Core Plus
Six Months ended November 30, 2020 (Unaudited)	0.45	0.45	1.30	1.30	419,635	30
Year ended May 31, 2020	0.46	0.46	1.49	1.49	412,340	57
Year ended May 31, 2019	0.45	0.45	1.51	1.51	756,295	52
Year ended May 31, 2018	0.45	0.45	1.48	1.48	785,230	53
Year ended May 31, 2017	0.71	0.45	1.33	1.58	646,662	51
Year ended May 31, 2016	0.97	0.45	1.21	1.74	390,651	57

*  Commencement of investment operations.

†  Consolidated Statement of Financial Highlights.

See accompanying notes to the financial statements.

120 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Long Online/Short Stores ETF
Six Months ended November 30, 2020 (Unaudited)	$68.72	$1.23	$20.38		$—	$21.61	$(0.43)	$—	$—		$(0.43)	$89.90	31.51%	31.56%
Year ended May 31, 2020	51.09	(0.17)	17.80		—	17.63	—	—	—		—	68.72	34.52	34.29
Year ended May 31, 2019	48.31	(0.15)	2.93		—	2.78	—	—	—		—	51.09	5.74	5.56
November 14, 2017* through May 31, 2018	40.00	(0.08)	8.39		—	8.31	—	—	—		—	48.31	20.78	21.03
Managed Futures Strategy ETF†
Six Months ended November 30, 2020 (Unaudited)	39.42	(0.12)	0.11	(i)	—	(0.01)	—	—	—		—	39.41	(0.02)	(0.48)
Year ended May 31, 2020	39.69	0.20	0.02	(i)	—	0.22	(0.40)	(0.03)	(0.06	)#	(0.49)	39.42	0.56	1.06
Year ended May 31, 2019	39.58	0.54	0.20	(i)	—	0.74	(0.58)	(0.05)	—		(0.63)	39.69	1.85	0.89
Year ended May 31, 2018	41.09	0.12	(1.59)		—	(1.47)	(0.04)	—	—		(0.04)	39.58	(3.58)	(2.59)
Year ended May 31, 2017	39.77	(0.16)	1.48		—	1.32	—	—	—		—	41.09	3.32	2.96
February 17, 2016* through May 31, 2016	40.00	(0.06)	(0.17)		—	(0.23)	—	—	—		—	39.77	(0.57)	(0.33)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Long Online/Short Stores ETF
Six Months ended November 30, 2020 (Unaudited)	0.65%	0.65%	2.95%	2.95%	$259,374	32%
Year ended May 31, 2020	0.65	0.65	(0.31)	(0.31)	183,132	89
Year ended May 31, 2019	0.65	0.65	(0.31)	(0.31)	48,787	53
November 14, 2017* through May 31, 2018	0.65	0.65	(0.32)	(0.32)	53,144	30
Managed Futures Strategy ETF†
Six Months ended November 30, 2020 (Unaudited)	0.75	0.75	(0.60)	(0.60)	4,533	598
Year ended May 31, 2020	0.76	0.76	0.51	0.51	4,139	2564
Year ended May 31, 2019	0.75	0.75	1.35	1.35	3,771	2398
Year ended May 31, 2018	0.75	0.75	0.31	0.31	2,969	1732
Year ended May 31, 2017	0.75	0.75	(0.41)	(0.41)	5,137	—
February 17, 2016* through May 31, 2016	0.76	0.76	(0.56)	(0.56)	5,966	—

*  Commencement of investment operations.

†  Consolidated Statement of Financial Highlights.
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 121

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Merger ETF
Six Months ended November 30, 2020 (Unaudited)	$37.64	$(0.05)	$1.30	$—	$1.25	$—	$—	$—		$—	$38.89	3.33%	2.87%
Year ended May 31, 2020	37.24	0.01	0.69	—	0.70	(0.30)	—	—		(0.30)	37.64	1.86	1.52
Year ended May 31, 2019	35.58	0.32	1.85	—	2.17	(0.51)	—	—		(0.51)	37.24	6.16	7.58
Year ended May 31, 2018	35.67	0.22	(0.18)	—	0.04	(0.13)	—	—		(0.13)	35.58	0.11	(1.26)
Year ended May 31, 2017	36.72	0.11	(0.89)	—	(0.78)	(0.27)	—	—		(0.27)	35.67	(2.13)	(1.54)
Year ended May 31, 2016	36.61	0.12	0.09	—	0.21	(0.10)	—	—		(0.10)	36.72	0.54	(0.71)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2020 (Unaudited)	34.45	0.11	1.62	—	1.73	(0.12)	—	—	(h)	(0.13)	36.05	5.03	5.09
Year ended May 31, 2020	36.95	0.87	(2.48)	—	(1.61)	(0.89)	—	—	(h)#	(0.89)	34.45	(4.49)	(4.23)
Year ended May 31, 2019	37.58	0.66	(0.65)	—	0.01	(0.64)	—	—		(0.64)	36.95	0.04	(0.30)
Year ended May 31, 2018	39.17	1.33	(1.59)	—	(0.26)	(1.33)	—	—		(1.33)	37.58	(0.68)	(0.71)
Year ended May 31, 2017	38.29	0.40	0.94	—	1.34	(0.45)	—	(0.01)		(0.46)	39.17	3.51	4.10
Year ended May 31, 2016	40.45	0.89	(2.21)	—	(1.32)	(0.84)	—	—		(0.84)	38.29	(3.25)	(3.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Merger ETF
Six Months ended November 30, 2020 (Unaudited)	2.68%	0.75%	(2.17)%	(0.24)%	$7,778	133%
Year ended May 31, 2020	3.49	0.75	(2.73)	0.02	7,527	249
Year ended May 31, 2019	3.49	0.75	(1.87)	0.87	5,586	314
Year ended May 31, 2018	4.05	0.75	(2.68)	0.62	4,448	296
Year ended May 31, 2017	3.81	0.75	(2.77)	0.29	2,675	370
Year ended May 31, 2016	3.09	0.75	(2.01)	0.33	7,343	350
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2020 (Unaudited)	1.18	0.18	(0.35)	0.65	7,211	37
Year ended May 31, 2020	1.21	0.21	1.39	2.40	6,891	52
Year ended May 31, 2019	1.06	0.22	0.94	1.78	6,652	67
Year ended May 31, 2018	0.45	0.21	3.22	3.45	8,267	57
Year ended May 31, 2017	0.81	0.21	0.43	1.03	21,542	65
Year ended May 31, 2016	0.63	0.14	1.82	2.31	21,825	74

See accompanying notes to the financial statements.

122 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	$36.18	$0.32		$6.49	$—	$6.81	$(0.45)	$—	$—	$(0.45)	$42.54	18.97%	18.53%
Year ended May 31, 2020	35.92	0.66		0.38 (i)	—	1.04	(0.78)	—	—	(0.78)	36.18	2.82	2.65
Year ended May 31, 2019	38.53	0.80		(2.59)	—	(1.79)	(0.82)	—	—	(0.82)	35.92	(4.72)	(4.92)
Year ended May 31, 2018	37.13	0.86		1.49	—	2.35	(0.95)	—	—	(0.95)	38.53	6.42	6.12
Year ended May 31, 2017	35.79	0.79		1.42	—	2.21	(0.87)	—	—	(0.87)	37.13	6.38	7.43
Year ended May 31, 2016	39.36	1.42	(j)	(4.26)	—	(2.84)	(0.73)	—	—	(0.73)	35.79	(7.23)	(8.43)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	45.70	1.23		9.66	—	10.89	(1.44)	—	—	(1.44)	55.15	24.26	22.90
Year ended May 31, 2020	56.45	1.23		(10.58)	—	(9.35)	(1.40)	—	—	(1.40)	45.70	(16.99)	(16.96)
Year ended May 31, 2019	57.61	1.20		(1.67)	—	(0.47)	(0.69)	—	—	(0.69)	56.45	(0.84)	(0.43)
Year ended May 31, 2018	52.18	1.11		5.60	—	6.71	(1.28)	—	—	(1.28)	57.61	13.02	12.43
Year ended May 31, 2017	45.51	0.86		7.07	—	7.93	(1.26)	—	—	(1.26)	52.18	17.80	18.81
January 25, 2016* through May 31, 2016	40.00	0.29		5.33	—	5.62	(0.11)	—	—	(0.11)	45.51	14.05	13.77

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	0.50%	0.50%	1.65%	1.65%		$128,047	46%
Year ended May 31, 2020	0.51	0.51	1.78	1.78		116,855	81
Year ended May 31, 2019	0.50	0.50	2.19	2.19		109,559	31
Year ended May 31, 2018	0.50	0.50	2.27	2.27		115,578	32
Year ended May 31, 2017	0.71	0.50	2.09	2.30		61,262	35
Year ended May 31, 2016	1.44	0.50	3.03 (j)	3.97	(j)	30,421	34
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	0.60	0.60	4.83	4.83		22,335	46
Year ended May 31, 2020	0.61	0.61	2.29	2.29		22,165	51
Year ended May 31, 2019	0.60	0.60	2.15	2.15		20,602	79
Year ended May 31, 2018	0.60	0.60	1.93	1.93		20,163	61
Year ended May 31, 2017	1.11	0.60	1.27	1.78		10,436	73
January 25, 2016* through May 31, 2016	3.64	0.60	(1.18)	1.86		7,965	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 123

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	$39.41	$0.29		$6.08	$—	$6.37	$(0.47)	$—	$—	$(0.47)	$45.31	16.19%	15.57%
Year ended May 31, 2020	38.72	0.68		0.95	—	1.63	(0.94)	—	—	(0.94)	39.41	4.18	4.35
Year ended May 31, 2019	41.97	0.86		(3.24)	—	(2.38)	(0.87)	—	—	(0.87)	38.72	(5.79)	(5.77)
Year ended May 31, 2018	41.08	0.93		0.93	—	1.86	(0.97)	—	—	(0.97)	41.97	4.62	4.16
Year ended May 31, 2017	38.78	0.84		2.23	—	3.07	(0.77)	—	—	(0.77)	41.08	8.13	7.81
September 9, 2015* through May 31, 2016	40.00	1.04	(k)	(1.94)	—	(0.90)	(0.32)	—	—	(0.32)	38.78	(2.22)	(1.53)
MSCI Transformational Changes ETF
October 14, 2020* through November 30, 2020 (Unaudited)	40.00	—	(h)	0.02	0.01	0.03	—	—	—	—	40.03	0.09	0.25
Online Retail ETF
Six Months ended November 30, 2020 (Unaudited)	47.31	1.49		24.08	—	25.57	(0.37)	—	—	(0.37)	72.51	54.21	54.80
Year ended May 31, 2020	35.24	(0.09)		12.16	—	12.07	—	—	—	—	47.31	34.25	34.08
July 13, 2018* through May 31, 2019	40.00	(0.09)		(4.67)	—	(4.76)	—	—	—	—	35.24	(11.90)	(11.98)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	0.55%	0.55%	1.36%	1.36%	$8,382	50%
Year ended May 31, 2020	0.56	0.56	1.68	1.68	7,686	92
Year ended May 31, 2019	0.55	0.55	2.15	2.15	9,099	28
Year ended May 31, 2018	0.55	0.55	2.24	2.24	10,493	31
Year ended May 31, 2017	0.99	0.55	1.82	2.26	9,244	34
September 9, 2015* through May 31, 2016	3.26	0.55	1.00 (k)	3.71 (k)	6,787	25
MSCI Transformational Changes ETF
October 14, 2020* through November 30, 2020 (Unaudited)	0.45	0.45	0.05	0.05	8,007	24
Online Retail ETF
Six Months ended November 30, 2020 (Unaudited)	0.58	0.58	4.63	4.63	809,263	28
Year ended May 31, 2020	0.58	0.58	(0.23)	(0.23)	131,516	81
July 13, 2018* through May 31, 2019	0.58	0.58	(0.30)	(0.30)	21,144	46

*  Commencement of investment operations.

See accompanying notes to the financial statements.

124 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Pet Care ETF
Six Months ended November 30, 2020 (Unaudited)	$47.27	$0.06	$19.23		$—	$19.29	$(0.05)	$—	$—	$(0.05)	$66.51	40.82%	40.43%
Year ended May 31, 2020	39.94	0.14	7.34		—	7.48	(0.15)	—	—	(0.15)	47.27	18.79	19.21
November 5, 2018* through May 31, 2019	40.00	0.08	(0.10	)(i)	—	(0.02)	(0.04)	—	—	(0.04)	39.94	(0.04)	(0.08)
RAFITM Long/Short
Six Months ended November 30, 2020 (Unaudited)	31.61	0.23	(0.91)		—	(0.68)	(0.24)	—	—	(0.24)	30.69	(2.14)	(1.76)
Year ended May 31, 2020	34.84	0.62	(3.19)		—	(2.57)	(0.66)	—	—	(0.66)	31.61	(7.50)	(7.61)
Year ended May 31, 2019	36.69	0.64	(1.81)		—	(1.17)	(0.68)	—	—	(0.68)	34.84	(3.23)	(3.17)
Year ended May 31, 2018	37.89	0.56	(1.18)		—	(0.62)	(0.58)	—	—	(0.58)	36.69	(1.66)	(2.00)
Year ended May 31, 2017	39.10	0.52	(1.26)		—	(0.74)	(0.47)	—	—	(0.47)	37.89	(1.94)	(1.81)
Year ended May 31, 2016	40.99	0.71	(1.82)		—	(1.11)	(0.78)	—	—	(0.78)	39.10	(2.70)	(2.53)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Pet Care ETF
Six Months ended November 30, 2020 (Unaudited)	0.50%	0.50%	0.22%	0.22%	$162,952	17%
Year ended May 31, 2020	0.50	0.50	0.33	0.33	60,275	66
November 5, 2018* through May 31, 2019	0.50	0.50	0.36	0.36	26,958	42
RAFITM Long/Short
Six Months ended November 30, 2020 (Unaudited)	3.93	0.95	(1.48)	1.50	5,217	22
Year ended May 31, 2020	3.22	0.95	(0.44)	1.83	5,373	25
Year ended May 31, 2019	2.55	0.95	0.18	1.79	9,058	30
Year ended May 31, 2018	1.83	0.95	0.62	1.50	11,923	14
Year ended May 31, 2017	1.45	0.95	0.84	1.34	25,575	11
Year ended May 31, 2016	1.41	0.95	1.35	1.80	41,059	69

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 125

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	$49.66	$0.64	$5.24	$—	$5.88	$(0.52)	$—	$—	$(0.52)	$55.02	12.05%	12.01%
Year ended May 31, 2020	57.13	1.31	(7.44)	—	(6.13)	(1.34)	—	—	(1.34)	49.66	(10.96)	(10.99)
Year ended May 31, 2019	56.29	1.26	0.67	—	1.93	(1.09)	—	—	(1.09)	57.13	3.48	3.55
Year ended May 31, 2018	53.30	1.11	2.89	—	4.00	(1.01)	—	—	(1.01)	56.29	7.57	7.53
Year ended May 31, 2017	44.78	0.94	8.31	—	9.25	(0.73)	—	—	(0.73)	53.30	20.75	20.70
Year ended May 31, 2016	39.43	0.88	5.22	—	6.10	(0.75)	—	—	(0.75)	44.78	15.71	15.39
Russell U.S. Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	36.25	0.45	5.11	—	5.56	(0.42)	—	—	(0.42)	41.39	15.51	15.29
November 5, 2019* through May 31, 2020	40.00	0.49	(3.98)	—	(3.49)	(0.26)	—	—	(0.26)	36.25	(8.62)	(8.53)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	0.40%	0.40%	2.54%	2.54%	$647,631	58%
Year ended May 31, 2020	0.41	0.41	2.30	2.30	588,955	33
Year ended May 31, 2019	0.40	0.40	2.17	2.17	630,109	26
Year ended May 31, 2018	0.40	0.40	2.03	2.03	406,693	20
Year ended May 31, 2017	0.46	0.40	1.77	1.82	410,391	26
Year ended May 31, 2016	0.91	0.40	1.60	2.11	85,089	14
Russell U.S. Dividend Growers ETF
Six Months ended November 30, 2020 (Unaudited)	0.35	0.35	2.32	2.32	23,177	13
November 5, 2019* through May 31, 2020	0.36	0.36	2.35	2.35	21,390	8

*  Commencement of investment operations.

See accompanying notes to the financial statements.

126 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Bond ETF
Six Months ended November 30, 2020 (Unaudited)	$90.47	$1.10	$3.97		$—	$5.07	$(1.17)	$—	$—	$(1.17)	$94.37	5.65%	5.52%
Year ended May 31, 2020	83.60	2.88	6.92		0.04	9.84	(2.97)	—	—	(2.97)	90.47	11.97	12.38
Year ended May 31, 2019	80.84	3.07	2.70		0.02	5.79	(3.03)	—	—	(3.03)	83.60	7.40	7.21
May 1, 2018* through May 31, 2018	80.00	0.23	0.44		0.17	0.84	—	—	—	—	80.84	1.05	1.36
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2020 (Unaudited)	67.00	0.88	12.13		—	13.01	(0.83)	—	—	(0.83)	79.18	19.63	19.83
Year ended May 31, 2020	65.14	1.58	1.81	(i)	—	3.39	(1.53)	—	—	(1.53)	67.00	5.22	5.11
Year ended May 31, 2019	62.21	1.42	2.94		—	4.36	(1.43)	—	—	(1.43)	65.14	7.10	7.07
Year ended May 31, 2018	57.46	1.37	4.54		—	5.91	(1.16)	—	—	(1.16)	62.21	10.34	10.34
Year ended May 31, 2017	53.14	1.18	4.28		—	5.46	(1.14)	—	—	(1.14)	57.46	10.41	10.43
Year ended May 31, 2016	50.38	1.11	2.65		—	3.76	(1.00)	—	—	(1.00)	53.14	7.64	7.69

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Bond ETF
Six Months ended November 30, 2020 (Unaudited)	0.15%	0.15%	2.36%	2.36%	$44,828	31%
Year ended May 31, 2020	0.15	0.15	3.30	3.30	29,403	55
Year ended May 31, 2019	0.15	0.15	3.82	3.82	27,169	29
May 1, 2018* through May 31, 2018	0.15	0.15	3.50	3.50	32,336	4
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2020 (Unaudited)	0.35	0.35	2.43	2.43	6,813,496	8
Year ended May 31, 2020	0.35	0.35	2.28	2.28	5,755,149	29
Year ended May 31, 2019	0.35	0.35	2.17	2.17	4,520,918	20
Year ended May 31, 2018	0.35	0.35	2.23	2.23	3,493,291	22
Year ended May 31, 2017	0.41	0.35	2.08	2.14	3,008,063	16
Year ended May 31, 2016	0.56	0.35	2.00	2.21	1,918,336	21

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 127

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2020 (Unaudited)	$65.94	$0.48	$12.95	$—	$13.43	$(0.44)	$—	$—	$(0.44)	$78.93	20.47%	20.19%
Year ended May 31, 2020	58.41	1.04	7.43	—	8.47	(0.94)	—	—	(0.94)	65.94	14.62	14.67
Year ended May 31, 2019	56.44	0.93	1.92	—	2.85	(0.88)	—	—	(0.88)	58.41	5.10	5.03
Year ended May 31, 2018	50.44	0.87	5.98	—	6.85	(0.85)	—	—	(0.85)	56.44	13.67	13.98
Year ended May 31, 2017	43.32	0.83	7.10	—	7.93	(0.81)	—	—	(0.81)	50.44	18.49	18.78
September 22, 2015* through May 31, 2016	40.00	0.55	3.15	—	3.70	(0.38)	—	—	(0.38)	43.32	9.28	8.79
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2020 (Unaudited)	64.97	0.48	12.52	—	13.00	(0.40)	—	—	(0.40)	77.57	20.10	19.68
Year ended May 31, 2020	56.85	1.02	8.09	—	9.11	(0.99)	—	—	(0.99)	64.97	16.19	16.50
Year ended May 31, 2019	55.43	0.96	1.33	—	2.29	(0.87)	—	—	(0.87)	56.85	4.14	5.98
Year ended May 31, 2018	49.53	0.89	5.85	—	6.74	(0.84)	—	—	(0.84)	55.43	13.73	12.00
Year ended May 31, 2017	43.36	0.83	6.32	—	7.15	(0.98)	—	—	(0.98)	49.53	16.71	18.15
September 22, 2015* through May 31, 2016	40.00	0.59	3.39	—	3.98	(0.62)	—	—	(0.62)	43.36	10.00	8.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2020 (Unaudited)	0.27%	0.27%	1.31%	1.31%	$20,126	2%
Year ended May 31, 2020	0.27	0.27	1.63	1.63	16,814	4
Year ended May 31, 2019	0.27	0.27	1.60	1.60	6,717	6
Year ended May 31, 2018	0.27	0.27	1.61	1.61	7,055	4
Year ended May 31, 2017	0.27	0.27	1.81	1.81	6,305	4
September 22, 2015* through May 31, 2016	0.27	0.27	1.93	1.93	8,664	4
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2020 (Unaudited)	0.27	0.27	1.34	1.34	5,818	2
Year ended May 31, 2020	0.27	0.27	1.65	1.65	4,223	4
Year ended May 31, 2019	0.27	0.27	1.67	1.67	1,990	6
Year ended May 31, 2018	0.27	0.27	1.68	1.68	1,386	8
Year ended May 31, 2017	0.27	0.27	1.84	1.84	1,238	8
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	2,168	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

128 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2020 (Unaudited)	$62.87	$0.50	$13.26		$—	$13.76	$(0.60)	$—	$—	$(0.60)	$76.03	22.05%	21.87%
Year ended May 31, 2020	57.57	1.11	5.28		—	6.39	(1.09)	—	—	(1.09)	62.87	11.21	11.27
Year ended May 31, 2019	56.95	0.99	0.62		—	1.61	(0.99)	—	—	(0.99)	57.57	2.88	2.13
Year ended May 31, 2018	50.44	0.94	6.42		—	7.36	(0.85)	—	—	(0.85)	56.95	14.68	16.29
Year ended May 31, 2017	43.51	0.87	7.09		—	7.96	(1.03)	—	—	(1.03)	50.44	18.55	19.80
September 22, 2015* through May 31, 2016	40.00	0.62	3.54		—	4.16	(0.65)	—	—	(0.65)	43.51	10.45	8.61
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2020 (Unaudited)	53.97	0.51	8.77		—	9.28	(0.51)	—	—	(0.51)	62.74	17.32	17.62
Year ended May 31, 2020	52.09	1.04	1.87	(i)	—	2.91	(1.03)	—	—	(1.03)	53.97	5.64	5.67
Year ended May 31, 2019	51.48	0.96	0.62		—	1.58	(0.97)	—	—	(0.97)	52.09	3.10	2.07
Year ended May 31, 2018	47.50	0.96	3.89		—	4.85	(0.87)	—	—	(0.87)	51.48	10.29	11.20
Year ended May 31, 2017	42.78	0.85	4.82		—	5.67	(0.95)	—	—	(0.95)	47.50	13.43	13.50
September 22, 2015* through May 31, 2016	40.00	0.58	2.81		—	3.39	(0.61)	—	—	(0.61)	42.78	8.54	8.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2020 (Unaudited)	0.27%	0.27%	1.44%	1.44%	$1,901	2%
Year ended May 31, 2020	0.27	0.27	1.79	1.79	2,201	5
Year ended May 31, 2019	0.27	0.27	1.72	1.72	1,439	6
Year ended May 31, 2018	0.27	0.27	1.73	1.73	1,424	8
Year ended May 31, 2017	0.27	0.27	1.89	1.89	1,261	9
September 22, 2015* through May 31, 2016	0.27	0.27	2.16	2.16	2,175	5
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2020 (Unaudited)	0.27	0.27	1.76	1.76	6,274	2
Year ended May 31, 2020	0.27	0.27	1.89	1.89	2,699	5
Year ended May 31, 2019	0.27	0.27	1.83	1.83	3,126	22
Year ended May 31, 2018	0.27	0.27	1.87	1.87	2,574	4
Year ended May 31, 2017	0.27	0.27	1.91	1.91	1,187	6
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	3,208	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 129

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2020 (Unaudited)	$52.54	$0.72	$7.69		$—	$8.41	$(0.61)	$—	$—	$(0.61)	$60.34	16.21%	16.41%
Year ended May 31, 2020	55.48	1.36	(2.90)		—	(1.54)	(1.40)	—	—	(1.40)	52.54	(2.77)	(2.83)
Year ended May 31, 2019	53.89	1.06	1.53		—	2.59	(1.00)	—	—	(1.00)	55.48	4.84	4.81
Year ended May 31, 2018	51.35	1.00	2.51		—	3.51	(0.97)	—	—	(0.97)	53.89	6.89	6.86
Year ended May 31, 2017	45.12	0.83	6.06		—	6.89	(0.66)	—	—	(0.66)	51.35	15.36	15.32
Year ended May 31, 2016	40.32	0.82	4.65		—	5.47	(0.67)	—	—	(0.67)	45.12	13.81	12.88
S&P Technology Dividend Aristocrats ETF
Six Months ended November 30, 2020 (Unaudited)	40.17	0.31	10.27		—	10.58	(0.27)	—	—	(0.27)	50.48	26.49	26.24
November 5, 2019* through May 31, 2020	40.00	0.36	—	(h)	—	0.36	(0.19)	—	—	(0.19)	40.17	0.98	1.06

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2020 (Unaudited)	0.40%	0.40%	2.58%	2.58%	$785,681	8%
Year ended May 31, 2020	0.41	0.41	2.43	2.43	680,406	37
Year ended May 31, 2019	0.40	0.40	1.89	1.89	615,828	32
Year ended May 31, 2018	0.40	0.40	1.89	1.89	379,949	29
Year ended May 31, 2017	0.45	0.40	1.61	1.66	419,777	25
Year ended May 31, 2016	1.03	0.40	1.35	1.98	77,830	32
S&P Technology Dividend Aristocrats ETF
Six Months ended November 30, 2020 (Unaudited)	0.45	0.45	1.38	1.38	84,808	10
November 5, 2019* through May 31, 2020	0.46	0.46	1.66	1.66	40,571	31

*  Commencement of investment operations.
See accompanying notes to the financial statements.

130 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2020 (Unaudited)	$71.15	$1.07	$2.09	$—	$3.16	$(0.97)	$—	$—	$(0.97)	$73.34	4.50%	4.00%
Year ended May 31, 2020	75.41	2.45	(4.13)	—	(1.68)	(2.58)	—	—	(2.58)	71.15	(2.32)	(2.27)
Year ended May 31, 2019	75.00	2.62	0.46	—	3.08	(2.67)	—	—	(2.67)	75.41	4.20	4.31
Year ended May 31, 2018	78.16	2.43	(3.22)	0.11	(0.68)	(2.48)	—	—	(2.48)	75.00	(0.91)	(1.16)
Year ended May 31, 2017	76.95	2.89	1.63	—	4.52	(3.31)	—	—	(3.31)	78.16	6.03	5.08
Year ended May 31, 2016	76.69	4.90	0.56 (i)	—	5.46	(5.20)	—	—	(5.20)	76.95	7.44	8.50

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2020 (Unaudited)	2.17%	0.50%	1.27%	2.94%	$7,334	24%
Year ended May 31, 2020	2.15	0.50	1.66	3.31	7,115	45
Year ended May 31, 2019	1.99	0.50	2.02	3.51	7,541	40
Year ended May 31, 2018	1.67	0.50	2.00	3.17	11,250	54
Year ended May 31, 2017	2.09	0.50	2.13	3.72	7,816	49
Year ended May 31, 2016	2.81	0.50	4.10	6.41	3,847	52

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 131

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.47 and 1.32%, respectively.

(k)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.36 and 1.28%, respectively.

(l)  Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $1.81 and the net investment income (loss) net of waivers ratio would have been 4.64%.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 21, 2020.

(n)  During the year, the Fund invested in certain exchange traded funds for a limited period of time. The portfolio turnover rate shown above reflects the impact of that investment over the period of time during which the Fund held those exchange traded funds. If the calculation of portfolio turnover included periods in which the Fund did not hold these exchange traded funds, the portfolio turnover rate would have been 1324%.

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

See accompanying notes to the financial statements.

132 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 133

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 113 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is considered to be "non-diversified" under the 1940 Act, except for ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares Russell U.S. Dividend Growers ETF, ProShares S&P 500® Bond ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex- Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P MidCap 400® Dividend Aristocrats ETF and ProShares Short Term USD Emerging Markets Bond ETF.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade — Interest Rate Hedged, ProShares Managed Futures Strategy ETF, ProShares S&P 500® Bond ETF and ProShares Short Term USD Emerging Markets Bond ETF is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil Strategy ETF is typically calculated as of 2:30 p.m. (Eastern Time) on each business day when the Cboe BZX Exchange Inc. ("BZX Exchange") is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by K-1 Free Crude Oil Strategy ETF are valued at the last traded price at the time the Fund NAV is determined, and will typically be categorized as a Level 1 in the fair value hierarchy. Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds and corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded bond, commodity and currency futures contracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Replication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board.

134 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circum-

stances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 —Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2020, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Decline of the Retail Store ETF	—	—	—	—	—	—	—	—	$19,602,449	$(12,778,409)	—	$19,602,449	$(12,778,409)
DJ Brookfield Global Infrastructure ETF	$139,565,295	—	$221,440	—	—	—	—	—	311,876	—	—	140,098,611	—
Equities for Rising Rates ETF	1,457,470	—	—	—	—	—	—	—	1,963	—	—	1,459,433	—
Global Listed Private Equity ETF	19,344,795	—	—	—	—	—	—	—	84,029	—	—	19,428,824	—
Hedge Replication ETF	7,529,942	—	203,633	$21,523	—	$18,137,619	—	—	953,667	1,960,271	—	26,824,861	1,981,794
High Yield-Interest Rate Hedged	—	—	437,400	(73,057)	—	—	$74,601,263	—	3,107,631	—	—	78,146,294	(73,057)
Inflation Expectations ETF	—	—	—	—	—	6,907,691	—	—	1,248,200	(1,538,085)	—	8,155,891	(1,538,085)
Investment Grade-Interest Rate Hedged	—	—	1,000,920	(1,511,733)	—	—	437,627,633	—	4,923,594	—	—	443,552,147	(1,511,733)
K-1 Free Crude Oil Strategy ETF	—	—	—	6,288,044	—	—	—	—	—	—	—	—	6,288,044
Large Cap Core Plus	391,225,060	—	1,066,438	—	—	—	—	—	21,689,609	6,138,385	—	413,981,107	6,138,385
Long Online /Short Stores ETF	253,910,410	—	13,995,099	—	—	—	—	—	13,326,282	(10,763,618)	—	281,231,791	(10,763,618)
Managed Futures Strategy ETF	—	—	—	(15,575)	—	—	—	—	4,325,233	—	—	4,325,233	(15,575)
Merger ETF	6,060,207	—	—	—	—	1,199,888	—	—	499,398	(227,740)	$(26,435)	7,759,493	(254,175)
Morningstar Alternatives Solution ETF	—	—	179,925	—	$7,205,575	—	—	—	15,839	—	—	7,401,339	—
MSCI EAFE Dividend Growers ETF	127,826,401	$396,465	2,240,260	—	—	—	—	—	347,775	—	—	130,810,901	—
MSCI Emerging Markets Dividend Growers ETF	23,390,634	—	—	—	—	—	—	—	—	—	—	23,390,634	—
MSCI Europe Dividend Growers ETF	8,363,982	53,647	—	—	—	—	—	—	13,331	—	—	8,430,960	—
MSCI Transformational Changes ETF	8,003,947	—	—	—	—	—	—	—	20,242	—	—	8,024,189	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 135

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Online Retail ETF	$808,686,047	—	$28,470,353	—	—	—	—	—	$546,501	—	—	$837,702,901	—
Pet Care ETF	162,607,949	—	—	—	—	—	—	—	224,917	—	—	162,832,866	—
RAFITM Long/Short	5,116,811	—	15,265	—	—	—	—	—	—	$110,833	—	5,132,076	$110,833
Russell 2000 Dividend Growers ETF	644,867,054	—	642,594	—	—	—	—	—	1,862,663	—	—	647,372,311	—
Russell U.S. Dividend Growers ETF	23,080,232	—	290,831	—	—	—	—	—	39,144	—	—	23,410,207	—
S&P Bond ETF	—	—	—	—	—	—	$44,239,508	—	310,390	—	—	44,549,898	—
S&P 500® Dividend Aristocrats ETF	6,793,636,885	—	58,800	—	—	—	—	—	3,200,562	—	—	6,796,896,247	—
S&P 500® Ex-Energy ETF	20,066,157	—	2,797	—	—	—	—	—	38,358	—	—	20,107,312	—
S&P 500® Ex-Financials ETF	5,800,387	—	876	—	—	—	—	—	9,343	—	—	5,810,606	—
S&P 500® Ex-Health Care ETF	1,894,426	—	—	—	—	—	—	—	3,886	—	—	1,898,312	—
S&P 500® Ex-Technology ETF	6,249,368	—	1,187	—	—	—	—	—	16,789	—	—	6,267,344	—
S&P MidCap 400® Dividend Aristocrats ETF	782,612,266	—	6,920,528	—	—	—	—	—	1,915,131	—	—	791,447,925	—
S&P Technology Dividend Aristocrats ETF	84,533,133	—	53,125	—	—	—	—	—	184,153	—	—	84,770,411	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	1,612,049	$5,619,733	76,376	—	—	7,308,158	—

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares MSCI Emerging Markets Dividend Growers and ProShares Pet Care ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

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On November 30, 2020, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.08%, dated 11/30/2020 due 12/01/2020 (a)	Barclays Capital, Inc., 0.07%, dated 11/30/2020 due 12/01/2020 (b)	BNP Paribas Securities Corp., 0.07%, dated 11/30/2020 due 12/01/2020 (c)	ING Financial Markets LLC, 0.07.%, dated 11/30/2020 due 12/01/2020 (d)	Total
Decline of the Retail Store ETF	$2,507,080	$4,106,512	$8,066,259	$4,922,598	$19,602,449
DJ Brookfield Global Infrastructure ETF	39,887	65,335	128,335	78,319	311,876
Equities for Rising Rates ETF	251	411	808	493	1,963
Global Listed Private Equity ETF	10,747	17,603	34,578	21,101	84,029
Hedge Replication ETF	121,971	199,783	392,427	239,486	953,667
High Yield-Interest Rate Hedged	397,454	651,017	1,278,766	780,394	3,107,631
Inflation Expectations ETF	159,640	261,485	513,625	313,450	1,248,200
Investment Grade-Interest Rate Hedged	629,710	1,031,442	2,026,021	1,236,421	4,923,594
Large Cap Core Plus	2,774,021	4,543,750	8,925,109	5,446,729	21,689,609
Long Online/Short Stores ETF	1,704,382	2,791,719	5,483,664	3,346,517	13,326,282
Managed Futures Strategy ETF	553,182	906,092	1,779,800	1,086,159	4,325,233
Merger ETF	63,871	104,619	205,499	125,409	499,398
Morningstar Alternatives Solution ETF	2,026	3,318	6,518	3,977	15,839
MSCI EAFE Dividend Growers ETF	44,479	72,855	143,107	87,334	347,775
MSCI Europe Dividend Growers ETF	1,705	2,793	5,485	3,348	13,331
MSCI Transformational Changes ETF	2,589	4,241	8,329	5,083	20,242
Online Retail ETF	69,895	114,486	224,881	137,239	546,501
Pet Care ETF	28,766	47,118	92,552	56,481	224,917
Russell 2000 Dividend Growers ETF	238,227	390,209	766,472	467,755	1,862,663
Russell U.S. Dividend Growers ETF	5,007	8,200	16,107	9,830	39,144
S&P 500® Bond ETF	39,698	65,023	127,723	77,946	310,390
S&P 500® Dividend Aristocrats ETF	409,340	670,485	1,317,007	803,730	3,200,562
S&P 500® Ex-Energy ETF	4,906	8,036	15,783	9,633	38,358
S&P 500® Ex-Financials ETF	1,195	1,958	3,844	2,346	9,343
S&P 500® Ex-Health Care ETF	497	814	1,599	976	3,886
S&P 500® Ex-Technology ETF	2,148	3,517	6,908	4,216	16,789
S&P MidCap 400® Dividend Aristocrats ETF	244,938	401,200	788,062	480,931	1,915,131
S&P Technology Dividend Aristocrats ETF	23,552	38,579	75,777	46,245	184,153
Short Term USD Emerging Markets Bond ETF	9,768	16,000	31,429	19,179	76,376
	$10,090,932	$16,528,600	$32,466,474	$19,813,325	$78,899,331

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2020 as follows:

(a)  U.S. Treasury Notes, 0.13% to 0.75%, due 7/15/2021 to 1/15/2030, which had an aggregate value at the Trust level of $586,500,108.

(b)  U.S. Treasury Bonds, 3%, due 5/15/2045; U.S. Treasury Notes, 0.50% to 2.63%, due 4/30/2024 to 2/15/2029, which had an aggregate value at the Trust level of $960,666,927.

(c)  U.S. Treasury Bills, 0%, due 3/25/2021 to 10/7/2021; U.S. Treasury Bonds, 0% to 8.13%, due 5/15/2021 to 11/15/2049; U.S. Treasury Notes, 0.13% to 2.88%, due 1/15/2022 to 1/15/2030, which had an aggregate value at the Trust level of $1,887,000,227.

(d)  Federal Farm Credit Bank, 0% to 1.88%, due 1/14/2021 to 6/2/2022; Federal Home Loan Bank, 0% to 5.50%, due 12/7/2020 to 7/15/2036; Federal Home Loan Mortgage Corp., 0% to 0.70%, due 6/10/2024 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 5/15/2030 to 11/15/2030; U.S. Treasury Bills, 0%, due 12/1/2020 to 1/7/2021; U.S. Treasury Bonds, 1.38%, due 11/15/2040; U.S. Treasury Notes, 0.13% to 2.88%, due 10/31/2021 to 11/15/2030, which had an aggregate value at the Trust level of $1,151,580,124.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 137

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs") and Business Development Companies ("BDCs")

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as "junk bonds") that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have between zero to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund's underlying index or benchmark. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.

In connection with its management of certain series of the Trust included in this report (i.e. ProShares K-1 Free Crude Oil Strategy ETF

138 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

and ProShares Managed Futures Strategy ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Hedge Replication ETF	44%
Managed Futures Strategy ETF	24%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 139

futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

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A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2020 contractually terminate within 13 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis (except for the ProShares K-1 Free Crude Oil Strategy ETF, which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets, and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the primary risk for ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF is commodity market risk.

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The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2020

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements/ Forward currency contracts	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements and forward currency contracts			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements and forward currency contracts
		Decline of the Retail Store ETF	—		Decline of the Retail Store ETF	$12,778,409
		Hedge Replication ETF	$2,099,755		Hedge Replication ETF	117,961
		High Yield-Interest Rate Hedged	—		High Yield-Interest Rate Hedged	73,057
		Inflation Expectations ETF	529,581		Inflation Expectations ETF	2,067,666
		Investment Grade-Interest Rate Hedged	—		Investment Grade-Interest Rate Hedged	1,511,733
		K-1 Free Crude Oil Strategy ETF	6,288,044		K-1 Free Crude Oil Strategy ETF	—
		Large Cap Core Plus	12,952,282		Large Cap Core Plus	6,813,897
		Long Online /Short Stores ETF	7,862,942		Long Online /Short Stores ETF	18,626,560
		Managed Futures Strategy ETF	67,622		Managed Futures Strategy ETF	83,197
		Merger ETF	35,296		Merger ETF	289,471
		RAFITM Long/Short	323,712		RAFITM Long/Short	212,879

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

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The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2020

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements/ Forward currency contracts	Net realized gain (loss) on Expiration or closing of: futures contracts, non-exchange traded swap agreements and Settlement of forward foreign currency contracts; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded swap agreements and Foreign currency translations	Decline of the Retail Store ETF	$(13,644,257)	$2,826,041
		Hedge Replication ETF	(1,704,652)	2,529,814
		High Yield-Interest Rate Hedged	70,071	51,516
		Inflation Expectations ETF	—	255,887
		Investment Grade-Interest Rate Hedged	3,445,541	(385,523)
		K-1 Free Crude Oil Strategy ETF	26,051,463	(14,057,249)
		Large Cap Core Plus	—	(1,829,044)
		Long Online /Short Stores ETF	(38,012,924)	3,989,998
		Managed Futures Strategy ETF	(113,262)	37,845
		Merger ETF	(788,264)	(88,264)
		RAFITM Long/Short	(2,515,641)	1,500,965

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2020, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

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The tax character of distributions paid for the most recent tax years ended October 31, 2020 and October 31, 2019, were as follows:

	Year Ended October 31, 2020				Year Ended October 31, 2019
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Decline of the Retail Store ETF	$29,634	—	$11,175	$40,809	$51,071	—	—	$51,071
DJ Brookfield Global Infrastructure ETF	4,404,834	—	—	4,404,834	2,920,941	—	—	2,920,941
Equities for Rising Rates ETF	40,353	—	—	40,353	105,457	—	—	105,457
Global Listed Private Equity ETF	1,688,775	—	—	1,688,775	1,004,981	—	—	1,004,981
Hedge Replication ETF	86,291	—	11,239	97,530	380,896	—	—	380,896
High Yield-Interest Rate Hedged	5,287,272	—	—	5,287,272	8,680,596	—	—	8,680,596
Inflation Expectations ETF	252,609	—	—	252,609	342,665	—	—	342,665
Investment Grade-Interest Rate Hedged	7,733,811	—	—	7,733,811	13,822,790	—	—	13,822,790
K-1 Free Crude Oil Strategy ETF	30,754	—	—	30,754	291,410	—	—	291,410
Large Cap Core Plus	8,415,580	—	—	8,415,580	12,132,588	—	—	12,132,588
Long Online /Short Stores ETF	1,194,484	—	—	1,194,484	—	—	—	—
Managed Futures Strategy ETF	15,487	$2,053	3,667	21,207	69,470	—	—	69,470
Merger ETF	27,031	—	—	27,031	13,062	—	—	13,062
Morningstar Alternatives Solution ETF	116,164	—	1,241	117,405	123,810	—	—	123,810
MSCI EAFE Dividend Growers ETF	2,082,024	—	—	2,082,024	2,423,798	—	—	2,423,798
MSCI Emerging Markets Dividend Growers ETF	811,191	—	—	811,191	400,143	—	—	400,143
MSCI Europe Dividend Growers ETF	128,617	—	—	128,617	210,119	—	—	210,119
Online Retail ETF	1,792,462	—	—	1,792,462	—	—	—	—
Pet Care ETF	155,960	—	—	155,960	87,304	—	—	87,304
RAFITM Long/Short	90,644	—	—	90,644	164,404	—	—	164,404
Russell 2000 Dividend Growers ETF	14,822,286	—	—	14,822,286	12,758,971	—	—	12,758,971
Russell U.S. Dividend Growers ETF	395,376	—	—	395,376	—	—	—	—
S&P 500® Bond ETF	898,083	—	—	898,083	1,055,561	—	—	1,055,561
S&P 500® Dividend Aristocrats ETF	138,661,646	—	—	138,661,646	95,360,355	—	—	95,360,355
S&P 500® Ex-Energy ETF	213,486	—	—	213,486	116,456	—	—	116,456
S&P 500® Ex-Financials ETF	46,836	—	—	46,836	29,717	—	—	29,717
S&P 500® Ex-Health Care ETF	31,221	—	—	31,221	26,069	—	—	26,069
S&P 500® Ex-Technology ETF	60,424	—	—	60,424	56,661	—	—	56,661

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	Year Ended October 31, 2020				Year Ended October 31, 2019
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
S&P MidCap 400® Dividend Aristocrats ETF	$17,300,177	—	—	$17,300,177	$11,512,587	—	—	$11,512,587
S&P Technology Dividend Aristocrats ETF	507,704	—	—	507,704	—	—	—	—
Short Term USD Emerging Markets Bond ETF	226,285	—	—	226,285	266,290	—	—	266,290

At October 31, 2020 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Decline of the Retail Store ETF	—	—	$(12,469,423)	$(8,825,990)
DJ Brookfield Global Infrastructure ETF	—	—	(5,190,026)	(18,023,595)
Equities for Rising Rates ETF	$4,542	—	(1,532,190)	(134,980)
Global Listed Private Equity ETF	71,691	—	(3,553,863)	(4,380,972)
Hedge Replication ETF	—	—	(445,327)	1,723,714
High Yield-Interest Rate Hedged	328,213	—	(45,942,834)	(1,282,821)
Inflation Expectations ETF	30,357	—	(7,923,493)	(845,376)
Investment Grade-Interest Rate Hedged	588,076	—	(64,850,435)	18,191,525
K-1 Free Crude Oil Strategy ETF	—	—	(243,889)	1,232,359
Large Cap Core Plus	250,496	—	(34,057,199)	24,079,625
Long Online /Short Stores ETF	—	—	(32,946,950)	73,813,870
Managed Futures Strategy ETF	—	—	(64,034)	(193,365)
Merger ETF	—	—	(456,551)	292,111
Morningstar Alternatives Solution ETF	—	—	(2,391,475)	69,869
MSCI EAFE Dividend Growers ETF	219,014	—	(8,694,882)	6,184,531
MSCI Emerging Markets Dividend Growers ETF	91,204	—	(3,590,843)	(1,218,269)
MSCI Europe Dividend Growers ETF	108	—	(1,244,664)	527,403
MSCI Transformational Changes ETF	3,427	—	(382)	(381,625)
Online Retail ETF	—	—	(274,581)	34,891,114
Pet Care ETF	—	—	(188,239)	25,361,411
RAFITM Long/Short	4,202	—	(20,115,382)	(961,673)
Russell 2000 Dividend Growers ETF	1,469,635	—	(107,167,440)	(28,703,175)
Russell U.S. Dividend Growers ETF	47,957	—	(751,330)	(1,175,233)
S&P 500® Bond ETF	80,699	—	—	150,008
S&P 500® Dividend Aristocrats ETF	15,535,023	—	(52,068,519)	263,181,569
S&P 500® Ex-Energy ETF	26,495	—	(134,350)	1,152,165
S&P 500® Ex-Financials ETF	5,436	—	(28,101)	833,226
S&P 500® Ex-Health Care ETF	1,984	—	(20,207)	179,739
S&P 500® Ex-Technology ETF	4,537	—	(51,970)	(49,018)
S&P MidCap 400® Dividend Aristocrats ETF	1,314,944	—	(23,645,748)	(18,201,217)
S&P Technology Dividend Aristocrats ETF	51,201	—	—	2,442,990
Short Term USD Emerging Markets Bond ETF	16,573	—	(910,522)	109,395

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 145

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of tax distributions as a return of capital, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses resulted in reclassifications, as of October 31, 2020 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2020 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.

At October 31, 2020, (the Funds' most recent tax year end), the following Funds had available CLCFs:

No Expiration Date
Decline of the Retail Store ETF	$12,344,241
DJ Brookfield Global Infrastructure ETF	5,190,026
Equities for Rising Rates ETF	1,532,190
Global Listed Private Equity ETF	3,553,863
Hedge Replication ETF	358,781
High Yield-Interest Rate Hedged	45,942,834
Inflation Expectations ETF	7,923,493
Investment Grade-Interest Rate Hedged	64,850,435
Large Cap Core Plus	34,057,199
Long Online /Short Stores ETF	32,946,950
Managed Futures Strategy ETF	50,557
Merger ETF	436,708
Morningstar Alternatives Solution ETF	2,391,475
MSCI EAFE Dividend Growers ETF	8,694,882
MSCI Emerging Markets Dividend Growers ETF	3,590,843
MSCI Europe Dividend Growers ETF	1,244,664
MSCI Transformational Changes ETF	382
Online Retail ETF	274,581
Pet Care ETF	188,239
RAFITM Long/Short	20,115,382
Russell 2000 Dividend Growers ETF	107,167,440
Russell U.S. Dividend Growers ETF	751,330
S&P 500® Dividend Aristocrats ETF	52,068,519
S&P 500® Ex-Energy ETF	134,350
S&P 500® Ex-Financials ETF	28,101
S&P 500® Ex-Health Care ETF	20,207
S&P 500® Ex-Technology ETF	51,970
S&P MidCap 400® Dividend Aristocrats ETF	23,645,748
Short Term USD Emerging Markets Bond ETF	910,522

At October 31, 2020, (the Funds' most recent tax year end), the following Funds utilized CLCFs, had CLCFs expire unutilized and/or elected to defer late-year ordinary losses to November 1, 2020:

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Decline of the Retail Store ETF	—	—	$125,182
Hedge Replication ETF	$5,572	—	86,546
K-1 Free Crude Oil Strategy ETF	—	—	243,889
Large Cap Core Plus	26,115,776	—	—
Managed Futures Strategy ETF	—	—	13,477
Merger ETF	—	—	19,843
Online Retail ETF	1,767,398	—	—
Pet Care ETF	335,636	—	—

146 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the "Capped Funds"), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2020, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Global Listed Private Equity ETF	0.50%	0.10%	$43,154	$8,631	$23,957	0.60%	September 30, 2021
Hedge Replication ETF	0.75	0.10	110,771	14,769	485	0.95	September 30, 2021
Inflation Expectations ETF	0.55	0.10	22,414	4,075	51,761	0.30	September 30, 2021
Merger ETF	0.75	0.10	28,710	3,828	41,476	0.75	September 30, 2021
Morningstar Alternatives Solution ETF(1)	0.07	0.10	2,456	3,508	29,053	0.95	September 30, 2021
RAFITM Long/Short	0.75	0.10	18,793	2,506	53,459	0.95	September 30, 2021
Short Term USD Emerging Markets Bond ETF	0.50	0.10	18,161	3,632	39,054	0.50	September 30, 2021

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2020. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

(1)  The Advisor has agreed to waive Investment Advisory and Management Services fees for the ProShares Morningstar Alternatives Solution ETF through October 31, 2021. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. The expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by

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the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2020, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2021	2022	2023	2024	2025	2026	Recoupment
Global Listed Private Equity ETF	$160,211	$128,000	$136,169	$124,461	$153,246	$25,570	$727,657
Hedge Replication ETF	461,975	259,681	347,042	212,474	210,955	60,369	1,552,496
Inflation Expectations ETF	134,109	296,029	159,591	202,598	213,190	24,267	1,029,784
Merger ETF	163,883	129,121	139,569	141,587	151,118	24,668	749,946
Morningstar Alternatives Solution ETF	78,285	82,938	—	54,443	57,641	9,925	283,232
RAFITM Long/Short	238,712	161,767	159,807	171,310	126,316	30,993	888,905
Short Term USD Emerging Markets Bond ETF	136,564	109,952	124,951	115,243	122,960	20,385	630,055

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2019.

The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined in the table below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.

The following funds have a unitary fee: ProShares Decline of the Retail Store ETF (0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude Oil Strategy ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares Managed Futures Strategy ETF (0.75%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend Growers ETF (0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares MSCI Transformational Changes ETF (0.45%), ProShares Online Retail ETF (0.58%), ProShares Pet Care ETF (0.50%), ProShares Russell 2000 Dividend Growers ETF (0.40%), ProShares Russell U.S. Dividend Growers ETF (0.35%), ProShares S&P 500® Bond ETF (0.15%), ProShares S&P 500® Dividend Aristocrats ETF (0.35%), ProShares S&P 500® Ex-Energy ETF (0.27%), ProShares S&P 500®Ex-Financials ETF (0.27%), ProShares S&P 500®Ex-Health Care ETF (0.27%), ProShares S&P 500® Ex-Technology ETF (0.27%), ProShares S&P MidCap 400®Dividend Aristocrats ETF (0.40%), ProShares S&P Technology Dividend Aristocrats ETF (0.45%). During the year ended May 31, 2020, the Advisor voluntarily waived $925 in fees in ProShares K-1 Free Crude Oil Strategy ETF, and such amounts are not subject to recoupment by the Advisor in future periods.

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares DJ Brookfield Global Infrastructure ETF — 0.3%; ProShares Global Listed Private Equity ETF — 2.1%; ProShares Hedge Replication ETF — 5.8%; ProShares Inflation Expectations ETF — 12.4%; ProShares Managed Futures Strategy ETF — 26.3%; ProShares Merger ETF — 24.4%; and ProShares RAFITM Long/Short — 11.0%.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administers the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

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6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2020	Year Ended May 31, 2020
High Yield-Interest Rate Hedged	$3,041	—
Inflation Expectations ETF	—	$11,149
Investment Grade-Interest Rate Hedged	172,133	11,238
MSCI Transformational Changes ETF	1,970	—
S&P 500® Bond ETF	—	11,628

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11. Investment Transactions

For the period ended November 30, 2020, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
DJ Brookfield Global Infrastructure ETF	$7,991,557	$7,841,018
Equities for Rising Rates ETF	1,069,292	1,066,176
Global Listed Private Equity ETF	1,940,405	2,137,804
Hedge Replication ETF	6,845,561	717,435
High Yield-Interest Rate Hedged	20,471,763	23,418,589
Investment Grade-Interest Rate Hedged	110,807,811	36,447,755
Large Cap Core Plus	124,837,872	114,837,074
Long Online /Short Stores ETF	69,884,908	100,730,580
Managed Futures Strategy ETF	6,079,426	6,121,270
MSCI Transformational Changes ETF	7,370,165	1,419,415
Online Retail ETF	170,506,904	105,249,748
RAFITM Long/Short	1,017,868	2,063,094
S&P 500® Bond ETF	11,641,649	11,566,985
S&P MidCap 400® Dividend Aristocrats ETF	154,559,997	55,752,744
S&P Technology Dividend Aristocrats ETF	43,125,876	6,892,180
Short Term USD Emerging Markets Bond ETF	1,720,990	1,686,488

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2020, the fair value of the securities transferred for redemptions, and the net realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
DJ Brookfield Global Infrastructure ETF	$23,433,912	$4,985,180
Investment Grade-Interest Rate Hedged	41,771,558	5,922,085
Large Cap Core Plus	54,059,995	10,235,125
Long Online /Short Stores ETF	27,526,906	11,612,877
MSCI EAFE Dividend Growers ETF	9,509,821	1,992,161
MSCI Emerging Markets Dividend Growers ETF	2,327,077	(16,127)
MSCI Europe Dividend Growers ETF	418,208	87,429
Online Retail ETF	83,874,012	36,489,900
Pet Care ETF	9,362,635	4,390,722
Russell 2000 Dividend Growers ETF	54,878,721	6,138,172
Russell U.S. Dividend Growers ETF	6,311,323	479,713
S&P 500® Bond ETF	18,398,873	1,751,274
S&P 500® Dividend Aristocrats ETF	1,254,611,063	283,552,781
S&P 500® Ex-Energy ETF	5,207,856	1,535,387
S&P 500® Ex-Health Care ETF	644,076	143,353
S&P 500® Ex-Technology ETF	2,469,541	460,251
S&P MidCap 400® Dividend Aristocrats ETF	126,954,848	20,472,659
S&P Technology Dividend Aristocrats ETF	43,066,561	7,189,947

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In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended November 30, 2020, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
DJ Brookfield Global Infrastructure ETF	$18,237,469
Investment Grade-Interest Rate Hedged	163,026,697
Long Online /Short Stores ETF	49,843,363
MSCI EAFE Dividend Growers ETF	1,159,871
MSCI Transformational Changes ETF	1,899,024
Online Retail ETF	577,634,977
Pet Care ETF	75,735,735
Russell 2000 Dividend Growers ETF	53,370,125
Russell U.S. Dividend Growers ETF	5,068,653
S&P 500® Bond ETF	32,111,856
S&P 500® Dividend Aristocrats ETF	269,889,737
S&P 500® Ex-Energy ETF	5,087,831
S&P 500® Ex-Financials ETF	726,945
S&P 500® Ex-Technology ETF	5,553,279
S&P MidCap 400® Dividend Aristocrats ETF	33,291,080
S&P Technology Dividend Aristocrats ETF	35,455,089

13. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF include the accounts of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (together, the "Subsidiaries" and each, a "Subsidiary"), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2020, the net assets of ProShares Cayman Crude Oil Strategy Portfolio were 26.5% of the net assets of ProShares K-1 Free Crude Oil Strategy ETF and the net assets of ProShares Cayman Portfolio I were 3.7% of the net assets of ProShares Managed Futures Strategy ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to

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the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund's long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

At November 30, 2020, the ProShares RAFITM Long/Short had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of the Fund's net assets.

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•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  LIBOR Risk

The terms of many investments, financings or other transactions to which the Funds may be a party have been historically tied to the London Interbank Offered Rate, or "LIBOR." LIBOR is the offered rate at which major international banks can obtain wholesale, unsecured funding, and LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. LIBOR may be a significant factor in determining the Funds' payment obligations under a derivative investment, the cost of financing to the Funds or an investment's value or return to the Funds, and may be used in other ways that affect the Funds' investment performance. In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage and the nature of a substitute rate, if any, is unknown, and neither the effect of the transition process nor its ultimate success is certain. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Funds. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Funds' performance or NAV.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of

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any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•  Investment in Underlying ETFs Risk

ProShares Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•  Risks Associated with the Use of Commodity Futures Contracts

ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current "spot" or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•  Active Management Risk

The performance of actively managed funds (ProShares K-1 Fee Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund's investment objective. The Advisor's judgments about a Fund's investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•  Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market's expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators' and/or investor's demand can cause extreme levels of volatility. Furthermore, since

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commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•  Rolling Futures Contract Risk

ProShares K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) and ProShares Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. A Fund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•  Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

Contemporaneous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of "extraordinary contango" that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment. The effects of rolling futures contracts under extraordinary contango market conditions generally are more exaggerate than rolling futures contracts under contango market conditions and can result in significant losses.

•  Exposure to Retailing Industry Risk

Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.

•  Online Retail Companies Risk

Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors' technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

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•  Pet Care Industry Risk

The ProShares Pet Care ETF is subject to the risks faced by companies in the pet care industry. Although the pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Declines in pet ownership or the level of spending on pet related products or services may have a negative impact on the performance of the companies in the Index, and therefore, the performance of the Fund. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading and their performance is not reflected in the Index. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub-divisions of, large corporate entities. These companies may be substantially exposed to other industries or sectors of the economy and, therefore, the Index and Fund may be adversely affected by negative developments impacting these companies, industries or sectors. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings of that company and increase its holdings of other companies in the Index. This could have an adverse impact on the liquidity of the Fund's investment portfolio and on Fund performance as there are a limited number of companies that meet the current Index requirements. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

•  Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund's performance, resulting in losses to your investment.

•  Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shock

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

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16. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 157

At a meeting held on September 14-15, 2020, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of ProShares Trust (the "Trust"), between the Trust and ProShare Advisors LLC (the "Advisor"), on behalf of each of its operational series (the "Funds"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

(i)  information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor;

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

(xii)  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be

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provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

(ii)  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

(iii)  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

(iv)  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(v)  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(vi)  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(vii)  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(viii)  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity and document production capabilities as well as technological upgrades that have contributed to successful remote working conditions during the COVID-19 pandemic;

(ix)  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

(x)  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique, because they are geared funds or because they are based on "thematic" strategies or newer indices, and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Funds and their peers that limited the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or

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expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the five mutual funds it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor as sub-adviser to the mutual funds is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual funds and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual funds and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5-year, 10-year and since inception periods ended June 30, 2020, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board noted that, in regard to the Matching Funds and the Geared Funds, the correlation of returns for these Funds to their respective benchmarks (or relevant inverse or multiple thereof) was generally within expected ranges during the review periods. The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

The Board considered that each of the two Active Funds (ProShares Managed Futures Strategy and ProShares K-1 Crude Oil Strategy) had less than five calendar years of performance information available. In regard to ProShares Managed Futures Strategy, the Board noted that for the one- and three-year periods ended June 30, 2020, the Fund outperformed its Peer Group average and universe average and underperformed its benchmark index. In regard to ProShares K-1 Crude Oil Strategy, the Board noted that for the one- and three-year periods ended June 30, 2020, the Fund underperformed its Peer Group average and universe average and slightly underperformed its benchmark index.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, and the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess

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of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2021. The Board considered that ProShares UltraPro QQQ was the only Fund subject to investment advisory fee reductions as a result of breakpoint fee reductions, reaching asset levels above $4 billion but less than $5.5 billion at various dates during the fiscal period. The Board considered that for the periods presented, ProShares UltraPro QQQ was also the only Fund subject to investment advisory fee reductions as a result of breakpoint fee reductions, reaching asset levels triggering advisory fee breakpoints at various dates.

The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increased. The Board also noted that under the Unitary Fee Agreement the Advisor was contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provided an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the Funds and addressed competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that certain Funds may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

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At a meeting held on September 14-15, 2020, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare Advisors LLC (the "Advisor") with respect to the ProShares MSCI Transformational Changes ETF (the "New ETF").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETF grows and whether fee levels reflect economies of scale, if any, for the benefit of New ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New ETF. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETF. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETF; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information about fees and other amounts that were proposed to be received by the Advisor and its affiliates for non-advisory services with respect to the New ETF; (vii)information regarding the Advisor's trade allocation and best execution policies and procedures; (viii)information about the financial condition of the Advisor; (ix) information regarding how the Advisor expects to monitor the New ETF's compliance with regulatory requirements and Trust procedures; and (x) the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF.

In considering the Unitary Fee Agreement for the New ETF, the Board did not identify any particular factor that was most relevant to its consideration to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. In particular, the Board considered the following:

•  the investment objective of the New ETF and the Advisor's description of the skills needed to manage the New ETF;

•  the key features of the New ETF, including investment strategies of the New ETF, as well as the possible employment of optimization/sampling techniques necessary to manage the New ETF and develop creation and redemption baskets;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETF;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor;

•  significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years; and

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties for New ETF portfolio transactions.

The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF's service providers, and will provide compliance services to the New ETF.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, offering strategies similar in nature and extent to the New ETF. The Board discussed the methodology used to prepare the comparative fee data for the New ETF and the potential limitations of such data. The Advisor presented information about the significant drivers of cost.

162 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT PROSHARES TRUST

The Board reviewed information prepared by the independent consultant comparing management and expense information for the New ETF to that of a peer group (the "Peer Group") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed Peer Group and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New ETF to other funds with investment objectives most similar to the New ETF. The Board noted the difficulty in compiling the Peer Group because, by design, the New ETF is unique and, therefore, few (if any) funds with substantially similar objectives and strategies may be available. It was noted that the index that the New ETF will track is also new. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees.

The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other ETFs. The Board concluded that the New ETF's unitary fee rates were reasonable given the services proposed to be provided and the fees charged by the Peer Group.

Profitability

The Board noted that that the New ETF had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees received information provided by the Advisor regarding its financial condition and overall profitability related to its management of the Funds in the fund complex.

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETF, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETF.

Investment Performance of the Fund and the Advisor

The Trustees noted that the New ETF had not yet commenced operations and, as such, there was no performance information for the New ETF to consider. The Trustees notes, however, the Advisor's performance record in managing other ETFs that seek to track the performance of a securities index.

Economies of Scale

The Board considered the New ETF's fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the advisory fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF's operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provided an effective cap on the New ETF's normal operating expenses, which otherwise would be higher if the New ETF does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the New ETF and addressed competitive pressures within the ETF industry, particularly with other "strategic" funds such as the New ETF.

Other Benefits

The Independent Trustees also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETF but concluded that such benefits were relatively insignificant.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 163

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2020 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2020. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2020.

As of October 31, 2020, the Funds federal tax information is as follow:

Fund	QDI	DRD	QII
DJ Brookfield Global Infrastructure ETF	70.95%	58.17%	0.05%
Equities for Rising Rates ETF	100.00%	100.00%	0.07%
Global Listed Private Equity ETF	57.47%	50.81%	0.04%
Hedge Replication ETF	63.82%	61.46%	0.00%
High Yield-Interest Rate Hedged	0.00%	0.00%	83.63%
Inflation Expectations ETF	0.00%	0.00%	29.06%
Investment Grade-Interest Rate Hedged	0.00%	0.00%	54.98%
Large Cap Core Plus	100.00%	100.00%	1.70%
Long Online/Short Stores ETF	100.00%	100.00%	0.44%
Merger ETF	100.00%	89.64%	0.00%
Morningstar Alternatives Solution ETF	58.36%	52.07%	0.84%
MSCI EAFE Dividend Growers ETF	100.00%	0.00%	0.07%
MSCI Emerging Markets Dividend Growers ETF	92.22%	0.00%	0.05%
MSCI Europe Dividend Growers ETF	100.00%	0.00%	0.00%
Online Retail ETF	100.00%	100.00%	0.01%
Pet Care ETF	100.00%	100.00%	0.09%
RAFITM Long/Short	100.00%	100.00%	2.62%
Russell 2000 Dividend Growers ETF	100.00%	100.00%	0.06%
Russell U.S. Dividend Growers ETF	100.00%	100.00%	0.11%
S&P 500® Bond ETF	0.00%	0.00%	91.41%
S&P 500® Dividend Aristocrats ETF	100.00%	100.00%	0.03%
S&P 500® Ex-Energy ETF	100.00%	100.00%	0.05%
S&P 500® Ex-Financials ETF	100.00%	100.00%	0.07%
S&P 500® Ex-Health Care ETF	100.00%	100.00%	0.06%
S&P 500® Ex-Technology ETF	100.00%	100.00%	0.09%
S&P MidCap 400® Dividend Aristocrats ETF	100.00%	100.00%	0.05%
S&P Technology Dividend Aristocrats ETF	100.00%	100.00%	0.04%
Short Term USD Emerging Markets Bond ETF	0.00%	0.00%	0.15%

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2020, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2020, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
S&P 500® Bond ETF	$150,994
164 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker	Fund Name	CUSIP
EMTY	Decline of the Retail Store ETF	74347	B367

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Mar. 26, 2020	Apr. 1, 2020	Estimated Net Investment Income	$0.000000	0.00%
		Estimated Return of Capital	$0.016555	100.00%
		Total (per share)	$0.016555	100.00%

Ticker	Fund Name	CUSIP
HDG	Hedge Replication ETF	74347	X294

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Mar. 26, 2020	Apr. 1, 2020	Estimated Net Investment Income	$0.026991	64.15%
		Estimated Return of Capital	$0.015086	35.85%
		Total (per share)	$0.042077	100.00%

Ticker	Fund Name	CUSIP
FUT	Managed Futures Strategy ETF	74347	B532

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Mar. 26, 2020	Apr. 1, 2020	Estimated Net Investment Income	$0.000000	0.00%
		Estimated Return of Capital	$0.056409	100.00%
		Total (per share)	$0.056409	100.00%

Ticker	Fund Name	CUSIP
ALTS	Morningstar Alternatives Solution ETF	74347	B813

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Oct. 2, 2020	Oct. 8, 2020	Estimated Net Investment Income	$0.043604	97.28%
		Estimated Return of Capital	$0.001220	2.72%
		Total (per share)	$0.044824	100.00%
Jul. 2, 2020	Jul. 9, 2020	Estimated Net Investment Income	$0.080069	97.28%
		Estimated Return of Capital	$0.002240	2.72%
		Total (per share)	$0.082309	100.00%
Apr. 2, 2020	Apr. 8, 2020	Estimated Net Investment Income	$0.098134	97.28%
		Estimated Return of Capital	$0.002745	2.72%
		Total (per share)	$0.100879	100.00%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 165

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Trust's Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com.

166 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Strategic ETFs seek returns that are either 1x or -1x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with inverse multiple and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"S&P Merger Arbitrage", "S&P 500® Dividend Aristocrats®", "S&P Strategic Futures Index", "S&P MidCap 400® Dividend Aristocrats®", "S&P Technology Dividend Aristocrats®", certain "S&P Select Industry Indices", "S&P 500® Ex-Energy Index", "S&P 500® Ex-Financials & Real Estate Index", "S&P 500® Ex-Health Care Index", "S&P 500® Ex-Information Technology Index" and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Dividend Growth Index" and "Russell 3000® Dividend Elite Index" are a trademark of Russell Investment Group. "MSCI EAFE Dividend Masters Index", "MSCI Europe Dividend Masters Index" and "MSCI Emerging Markets Dividend Masters Index" are service marks of MSCI. "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFITM" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model — Exchange Series", "Merrill Lynch Factor Model®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG, "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®", "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. "FTSE Developed Europe All Cap Index" is a trademark of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2020 ProShare Advisors LLC. All rights reserved.  PSSSA1120

SEMIANNUAL REPORT

NOVEMBER 30, 2020

Geared

Short 7-10 Year Treasury  TBX

Short 20+ Year Treasury  TBF

Short Basic Materials  SBM

Short Dow30SM  DOG

Short Financials  SEF

Short FTSE China 50  YXI

Short High Yield  SJB

Short MidCap400  MYY

Short MSCI EAFE  EFZ

Short MSCI Emerging Markets  EUM

Short Oil & Gas  DDG

Short QQQ  PSQ

Short Real Estate  REK

Short Russell2000  RWM

Short S&P500®  SH

Short SmallCap600  SBB

Ultra 7-10 Year Treasury  UST

Ultra 20+ Year Treasury  UBT

Ultra Basic Materials  UYM

Ultra Consumer Goods  UGE

Ultra Consumer Services  UCC

Ultra Dow30SM  DDM

Ultra Financials  UYG

Ultra FTSE China 50  XPP

Ultra FTSE Europe  UPV

Ultra Health Care  RXL

Ultra High Yield  UJB

Ultra Industrials  UXI

Ultra MidCap400  MVV

Ultra MSCI Brazil Capped  UBR

Ultra MSCI EAFE  EFO

Ultra MSCI Emerging Markets  EET

Ultra MSCI Japan  EZJ

Ultra Nasdaq Biotechnology  BIB

Ultra Oil & Gas  DIG

Ultra QQQ  QLD

Ultra Real Estate  URE

Ultra Russell2000  UWM

Ultra S&P500®  SSO

Ultra Semiconductors  USD

Ultra SmallCap600  SAA

Ultra Technology  ROM

Ultra Telecommunications  LTL

Ultra Utilities  UPW

UltraPro Dow30SM  UDOW

UltraPro MidCap400  UMDD

UltraPro QQQ  TQQQ

UltraPro Russell2000  URTY

UltraPro S&P500®  UPRO

UltraPro Short 20+ Year Treasury  TTT

UltraPro Short Dow30SM  SDOW

UltraPro Short MidCap400  SMDD

UltraPro Short QQQ  SQQQ

UltraPro Short Russell2000  SRTY

UltraPro Short S&P500®  SPXU

UltraShort 7-10 Year Treasury  PST

UltraShort 20+ Year Treasury  TBT

UltraShort Basic Materials  SMN

UltraShort Consumer Goods  SZK

UltraShort Consumer Services  SCC

UltraShort Dow30SM  DXD

UltraShort Financials  SKF

UltraShort FTSE China 50  FXP

UltraShort FTSE Europe  EPV

UltraShort Health Care  RXD

UltraShort Industrials  SIJ

UltraShort MidCap400  MZZ

UltraShort MSCI Brazil Capped  BZQ

UltraShort MSCI EAFE  EFU

UltraShort MSCI Emerging Markets  EEV

UltraShort MSCI Japan  EWV

UltraShort Nasdaq Biotechnology  BIS

UltraShort Oil & Gas  DUG

UltraShort QQQ  QID

UltraShort Real Estate  SRS

UltraShort Russell2000  TWM

UltraShort S&P500®  SDS

UltraShort Semiconductors  SSG

UltraShort SmallCap600  SDD

UltraShort Technology  REW

UltraShort Utilities  SDP

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLIV	Expense Examples
1	Schedule of Portfolio Investments
184	Statements of Assets and Liabilities
199	Statements of Operations
214	Statements of Changes in Net Assets
242	Financial Highlights
285	Notes to Financial Statements
319	Board Approval of Investment Advisory Agreement
323	Miscellaneous Information

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DEAR SHAREHOLDER:

During times of uncertainty such as these, we appreciate the opportunity to reaffirm our commitment to our customers, partners and associates. ProShares is focused on continually taking the necessary steps to ensure the safety of our employees and effective management of our funds. The following is the ProShares Semiannual Report for the six months ended November 30, 2020.

Regulatory Update: SEC Adopts Final Derivatives Rule

Last November, the Securities and Exchange Commission (SEC) adopted a final rule regarding the use of derivatives by registered funds and ETFs. This rule does not include proposed provisions that, if adopted, could have made it more difficult or even prevented investors like you from investing in leveraged and inverse (geared) funds. Under this rule, no new restrictions are imposed by the SEC on investors' access to these funds.

We believe that the voices of more than 6,000 diverse parties who expressed support for geared funds made a difference in defeating the proposal. Over 97% of those who submitted comments to the SEC on the proposed regulations opposed them.

While the SEC decided not to go forward with the proposed restrictions on access to geared funds, regulators could seek again to restrict geared funds in the future, which could adversely affect investors like you. We will keep you updated on any future attempts to enact such restrictions and may ask you to take renewed action at that time, if appropriate.

U.S. Stocks Rally as Economy Copes with the Pandemic

U.S. equities rallied for the reporting period overall, despite a fall resurgence of COVID-19 and deteriorating conditions in late November that impacted many sectors of the economy. U.S. equities set records during the third calendar quarter, as the S&P 500® and the Dow Jones Industrial Average® rose 8.9% and 8.2% respectively, with technology stocks outperforming in particular. The Dow® climbed late in the period driven by positive vaccine news and some clarity on the presidential election's likely outcome. In fact, it closed above the 30,000 level for the first time in history on November 24. Third-quarter real GDP growth was revised upward to 33.1% (annualized) after falling 31.4% in the second quarter due to the pandemic's devastating economic toll. Employment also improved during the reporting period, though hiring slowed slightly in November.

Over the six-month reporting period, the S&P 500 rose 20.0% and the Dow gained 18.0%. The S&P MidCap 400® climbed 23.9% and the small-cap Russell 2000® Index rose 31.4%. Nine of 10 Dow Jones U.S. Industry Indexes advanced, including consumer goods (32.3%) and technology (29.0%), while oil & gas declined 1.3%.

International Equities Rally Despite COVID-19 Resurgence

During the reporting period, developed markets outside North America returned 20.2%, as measured by the MSCI EAFE Index®. The MSCI Europe Index® climbed 20.1% despite European COVID-19 cases increasing and new public restrictions implemented during the fall, with a €750 billion pandemic relief fund aiding recovery. The MSCI Japan Index® also rose 18.4%, which economists attributed to pent up demand among consumers after COVID-19 emergency measures were lifted in late May. In emerging markets during the period, the broad MSCI Emerging Markets Index® and the FTSE China 50 Index® climbed 31.1% and 23.3%, respectively. Chinese stocks benefited from indications that Chinese factory activity surpassed forecasts in November and from central banks announcing additional low-interest loans.

U.S. Treasurys Retreat, Corporate and High-Yield Bonds Rally, and Dollar Falls

Bonds returned 1.8% overall during the reporting period, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Treasurys fell, as the Ryan Labs Treasury 10 Index dipped 1.2% and the Ryan Labs Treasury 30 Year Index was down 3.5%. High yield bond markets returned 8.4%, based on the Markit iBoxx $ Liquid High Yield Index, which outpaced investment-grade corporate bond returns of 6.6%, as measured by the Markit iBoxx $ Liquid Investment Grade Index.

The U.S. dollar fell 6.8%, as measured by the Bloomberg Dollar Index Spot. Recent dollar weakness has boosted returns for U.S.-based investors with international exposure because the foreign exchange rates are favorable when converting their profits back to U.S dollars.

ProShares Assets Rise

Over the period, ProShares' assets under management rose 13%, from $40.3 billion to $45.5 billion. Many investors turn to ProShares for leveraged and short exposure across a diverse lineup of geared ETFs enabling them to tailor portfolios to meet their investment needs.

We thank you for the trust and confidence you have placed in us by choosing ProShares ETFs and appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(4%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98%)
Futures Contracts	(3%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: III

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	81.8%
Metals & Mining	18.2%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(93%)
Futures Contracts	(7%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.3%
Health Care	17.4%
Industrials	16.9%
Consumer Discretionary	14.0%
Financials	13.2%
Consumer Staples	8.5%
Telecommunication Services	4.6%
Energy	1.9%
Materials	1.2%

IV :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	31.1%
Banks	23.4%
Real Estate	19.5%
Insurance	13.1%
Software & Services	12.2%
Commercial & Professional Services	0.7%

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	35.7%
Consumer Discretionary	20.5%
Communication Services	14.3%
Real Estate	7.8%
Health Care	7.0%
Information Technology	6.3%
Energy	5.9%
Materials	1.1%
Industrials	1.1%
Utilities	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: V

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years of less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(96%)
Futures Contracts	(4%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	18.0%
Information Technology	16.6%
Consumer Discretionary	14.9%
Financials	14.6%
Health Care	10.9%
Real Estate	9.1%
Materials	5.7%
Consumer Staples	3.7%
Utilities	3.6%
Telecommunication Services	1.7%
Energy	1.2%

VI :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	25.6%
United Kingdom	13.9%
France	11.3%
Others	10.5%
Switzerland	9.7%
Germany	9.2%
Australia	6.9%
Netherlands	3.8%
Sweden	3.3%
Hong Kong	3.3%
Spain	2.5%

MSCI EAFE Index – Composition

% of Index
Financials	16.4%
Industrials	15.5%
Health Care	13.3%
Consumer Discretionary	12.3%
Consumer Staples	11.1%
Information Technology	8.5%
Materials	7.6%
Communication Services	5.2%
Utilities	3.9%
Energy	3.1%
Real Estate	3.1%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	40.7%
Korea	12.8%
Taiwan	12.8%
India	8.1%
Others	7.7%
Brazil	5.0%
South Africa	3.5%
Russia	3.0%
Saudi Arabia	2.7%
Thailand	1.9%
Mexico	1.8%

MSCI Emerging Markets Index – Composition

% of Index
Consumer Discretionary	19.4%
Information Technology	19.1%
Financials	18.1%
Communication Services	12.3%
Materials	7.2%
Consumer Staples	5.8%
Energy	5.2%
Industrials	4.4%
Health Care	4.2%
Real Estate	2.3%
Utilities	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: VII

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.5%
Energy Equipment & Services	8.6%
Semiconductors & Semiconductor Equipment	1.0%
Electric Utilities	0.9%

ProShares Short QQQ (Ticker: PSQ)

ProShares Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(93%)
Futures Contracts	(7%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	47.3%
Communication Services	19.7%
Consumer Discretionary	19.5%
Health Care	6.2%
Consumer Staples	4.9%
Industrials	1.8%
Utilities	0.6%

VIII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate industry of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.1%
Professional Services	3.2%
Mortgage Real Estate Investment Trusts (REITs)	2.9%
Real Estate Management & Development	2.8%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Health Care	20.5%
Industrials	15.5%
Financials	15.4%
Information Technology	13.8%
Consumer Discretionary	13.5%
Real Estate	6.3%
Materials	4.2%
Consumer Staples	3.3%
Utilities	3.1%
Communication Services	2.4%
Energy	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: IX

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(93%)
Futures Contracts	(7%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	27.6%
Health Care	13.7%
Consumer Discretionary	11.3%
Telecommunication Services	11.0%
Financials	10.4%
Industrials	8.8%
Consumer Staples	6.8%
Utilities	2.9%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Industrials	17.4%
Financials	16.9%
Consumer Discretionary	15.1%
Information Technology	14.4%
Health Care	11.9%
Real Estate	8.1%
Materials	5.6%
Consumer Staples	3.5%
Energy	3.1%
Telecommunication Services	2.4%
Utilities	1.6%

X :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System (the "Fed"). In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	81%
Swap Agreements	115%
Futures Contracts	4%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and has $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	65%
Swap Agreements	133%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XI

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Linde plc	14.2%
Air Products and Chemicals, Inc.	6.5%
Ecolab, Inc.	5.8%
Newmont Corp.	5.0%
DuPont de Nemours, Inc.	4.9%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	81.8%
Metals & Mining	18.2%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer goods industry of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	9.2%
Procter & Gamble Co. (The)	7.6%
Coca-Cola Co. (The)	4.4%
PepsiCo, Inc.	4.4%
NIKE, Inc., Class B	3.7%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	36.9%
Automobiles & Components	20.3%
Household & Personal Products	20.0%
Consumer Durables & Apparel	15.8%
Media & Entertainment	4.4%
Capital Goods	1.0%
Retailing	1.0%
Food & Staples Retailing	0.4%
Diversified Financials	0.2%

XII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.8%
Home Depot, Inc. (The)	3.9%
Walt Disney Co. (The)	3.5%
Comcast Corp., Class A	3.0%
Netflix, Inc.	2.9%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	49.7%
Media & Entertainment	21.7%
Consumer Services	13.0%
Food & Staples Retailing	9.9%
Transportation	3.4%
Commercial & Professional Services	1.6%
Health Care Equipment & Services	0.6%
Software & Services	0.1%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial Average SM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	137%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	4.2%
Home Depot, Inc. (The)	3.5%
salesforce.com, Inc.	3.1%
Amgen, Inc.	2.8%
McDonald's Corp.	2.7%

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.3%
Health Care	17.4%
Industrials	16.9%
Consumer Discretionary	14.0%
Financials	13.2%
Consumer Staples	8.5%
Telecommunication Services	4.6%
Energy	1.9%
Materials	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XIII

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.6%
JPMorgan Chase & Co.	4.4%
Visa, Inc., Class A	4.3%
Mastercard, Inc., Class A	3.6%
Bank of America Corp.	2.6%

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	31.1%
Banks	23.4%
Real Estate	19.5%
Insurance	13.1%
Software & Services	12.2%
Commercial & Professional Services	0.7%

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	35.7%
Consumer Discretionary	20.5%
Communication Services	14.3%
Real Estate	7.8%
Health Care	7.0%
Information Technology	6.3%
Energy	5.9%
Materials	1.1%
Industrials	1.1%
Utilities	0.3%

XIV :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap Index – Country

% of Index
United Kingdom	20.5%
France	15.7%
Switzerland	15.2%
Germany	14.1%
Netherlands	7.4%
Others	7.3%
Sweden	6.1%
Spain	4.0%
Denmark	3.8%
Italy	3.7%
Finland	2.2%

FTSE Developed Europe All Cap Index – Composition

% of Index
Industrials	15.7%
Financials	15.7%
Health Care	13.8%
Consumer Staples	12.3%
Consumer Discretionary	11.0%
Materials	8.0%
Information Technology	7.7%
Utilities	4.8%
Communication Services	4.2%
Energy	4.1%
Real Estate	2.7%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the healthcare industry of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.1%
UnitedHealth Group, Inc.	5.1%
Pfizer, Inc.	3.4%
Merck & Co., Inc.	3.2%
Abbott Laboratories	3.1%

Dow Jones U.S. Health Care Index – Composition

% of Index
Health Care Equipment & Supplies	27.2%
Pharmaceuticals	26.6%
Health Care Providers & Services	18.8%
Biotechnology	17.4%
Life Sciences Tools & Services	9.5%
Health Care Technology	0.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XV

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100%

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
PayPal Holdings, Inc.	3.8%
Accenture plc, Class A	2.4%
Honeywell International, Inc.	2.2%
Union Pacific Corp.	2.1%
United Parcel Service, Inc., Class B	1.8%

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	48.0%
Software & Services	21.5%
Transportation	13.2%
Materials	6.0%
Commercial & Professional Services	5.5%
Technology Hardware & Equipment	5.4%
Pharmaceuticals, Biotechnology & Life Sciences	0.4%

XVI :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	109%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Enphase Energy, Inc.	0.8%
Trimble, Inc.	0.7%
SolarEdge Technologies, Inc.	0.6%
Fair Isaac Corp.	0.6%
Caesars Entertainment, Inc.	0.6%

S&P MidCap 400 – Composition

% of Index
Industrials	18.0%
Information Technology	16.6%
Consumer Discretionary	14.9%
Financials	14.6%
Health Care	10.9%
Real Estate	9.1%
Materials	5.7%
Consumer Staples	3.7%
Utilities	3.6%
Telecommunication Services	1.7%
Energy	1.2%

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current U.S. Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	27.2%
Materials	20.9%
Energy	12.2%
Consumer Staples	11.0%
Consumer Discretionary	9.7%
Industrials	8.2%
Utilities	5.5%
Health Care	2.5%
Communication Services	2.0%
Real Estate	0.5%
Information Technology	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XVII

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	25.6%
United Kingdom	13.9%
France	11.3%
Others	10.5%
Switzerland	9.7%
Germany	9.2%
Australia	6.9%
Netherlands	3.8%
Sweden	3.3%
Hong Kong	3.3%
Spain	2.5%

MSCI EAFE Index – Composition

% of Index
Financials	16.4%
Industrials	15.5%
Health Care	13.3%
Consumer Discretionary	12.3%
Consumer Staples	11.1%
Information Technology	8.5%
Materials	7.6%
Communication Services	5.2%
Utilities	3.9%
Energy	3.1%
Real Estate	3.1%

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	40.7%
Korea	12.8%
Taiwan	12.8%
India	8.1%
Others	7.7%
Brazil	5.0%
South Africa	3.5%
Russia	3.0%
Saudi Arabia	2.7%
Thailand	1.9%
Mexico	1.8%

MSCI Emerging Markets Index – Composition

% of Index
Consumer Discretionary	19.4%
Information Technology	19.1%
Financials	18.1%
Communication Services	12.3%
Materials	7.2%
Consumer Staples	5.8%
Energy	5.2%
Industrials	4.4%
Health Care	4.2%
Real Estate	2.3%
Utilities	2.0%

XVIII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.9%
Consumer Discretionary	18.3%
Information Technology	13.4%
Health Care	11.4%
Communication Services	9.2%
Financials	8.5%
Consumer Staples	7.7%
Materials	5.3%
Real Estate	3.5%
Utilities	1.3%
Energy	0.5%

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	133%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	4.8%
Amgen, Inc.	4.6%
Moderna, Inc.	4.1%
Vertex Pharmaceuticals, Inc.	4.0%
Regeneron Pharmaceuticals, Inc.	3.6%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.0%
Life Sciences Tools & Services	9.5%
Pharmaceuticals	7.4%
Health Care Equipment & Supplies	1.6%
Health Care Providers & Services	1.4%
Chemicals	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XIX

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	123%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chevron Corp.	17.3%
Exxon Mobil Corp.	16.6%
ConocoPhillips	4.4%
Schlumberger NV	3.0%
Kinder Morgan, Inc.	2.9%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.5%
Energy Equipment & Services	8.6%
Semiconductors & Semiconductor Equipment	1.0%
Electric Utilities	0.9%

ProShares Ultra QQQ (Ticker: QLD)

ProShares Ultra QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	116%
Futures Contracts	4%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.2%
Microsoft Corp.	8.1%
Amazon.com, Inc.	7.9%
Tesla, Inc.	3.4%
Facebook, Inc., Class A	3.3%

NASDAQ-100 Index – Composition

% of Index
Information Technology	47.3%
Communication Services	19.7%
Consumer Discretionary	19.5%
Health Care	6.2%
Consumer Staples	4.9%
Industrials	1.8%
Utilities	0.6%

XX :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate industry of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	7.0%
Prologis, Inc.	5.0%
Crown Castle International Corp.	4.8%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	2.5%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.1%
Professional Services	3.2%
Mortgage Real Estate Investment Trusts (REITs)	2.9%
Real Estate Management & Development	2.8%

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	132%
Futures Contracts	8%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Caesars Entertainment, Inc.	0.3%
Penn National Gaming, Inc.	0.3%
Plug Power, Inc.	0.3%
Mirati Therapeutics, Inc.	0.3%
Sunrun, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Health Care	20.5%
Industrials	15.5%
Financials	15.4%
Information Technology	13.8%
Consumer Discretionary	13.5%
Real Estate	6.3%
Materials	4.2%
Consumer Staples	3.3%
Utilities	3.1%
Communication Services	2.4%
Energy	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXI

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	115%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.0%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Facebook, Inc., Class A	1.7%
Alphabet, Inc., Class A	1.4%

S&P 500 – Composition

% of Index
Information Technology	27.6%
Health Care	13.7%
Consumer Discretionary	11.3%
Telecommunication Services	11.0%
Financials	10.4%
Industrials	8.8%
Consumer Staples	6.8%
Utilities	2.9%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	130%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	12.9%
Intel Corp.	8.0%
QUALCOMM, Inc.	6.5%
Broadcom, Inc.	6.3%
Texas Instruments, Inc.	5.8%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

XXII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Brooks Automation, Inc.	0.4%
Capri Holdings Ltd.	0.4%
NeoGenomics, Inc.	0.4%
Kinsale Capital Group, Inc.	0.4%
YETI Holdings, Inc.	0.4%

S&P SmallCap 600 – Composition

% of Index
Industrials	17.4%
Financials	16.9%
Consumer Discretionary	15.1%
Information Technology	14.4%
Health Care	11.9%
Real Estate	8.1%
Materials	5.6%
Consumer Staples	3.5%
Energy	3.1%
Telecommunication Services	2.4%
Utilities	1.6%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the technology industry of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	132%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	13.3%
Microsoft Corp.	11.2%
Facebook, Inc., Class A	4.6%
Alphabet, Inc., Class A	3.7%
Alphabet, Inc., Class C	3.6%

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.5%
Technology Hardware & Equipment	23.6%
Media & Entertainment	19.0%
Semiconductors & Semiconductor Equipment	18.1%
Retailing	0.7%
Health Care Equipment & Services	0.6%
Telecommunication Services	0.3%
Consumer Durables & Apparel	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXIII

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	15.2%
AT&T, Inc.	14.8%
Arista Networks, Inc.	3.6%
T-Mobile US, Inc.	3.6%
Garmin Ltd.	3.5%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Diversified Telecommunication Services	56.5%
Communications Equipment	32.0%
Wireless Telecommunication Services	6.6%
Household Durables	4.9%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the utilities industry of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.4%
Duke Energy Corp.	4.9%
Dominion Energy, Inc.	4.8%
Southern Co. (The)	4.6%
American Electric Power Co., Inc.	3.0%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	60.5%
Multi-Utilities	29.4%
Water Utilities	3.9%
Gas Utilities	3.9%
Independent Power and Renewable Electricity Producers	2.3%

XXIV :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	228%
Futures Contracts	6%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	4.9%
Home Depot, Inc. (The)	4.1%
salesforce.com, Inc.	3.6%
Goldman Sachs Group, Inc. (The)	3.4%
Amgen, Inc.	3.3%

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.3%
Health Care	17.4%
Industrials	16.9%
Consumer Discretionary	14.0%
Financials	13.2%
Consumer Staples	8.5%
Telecommunication Services	4.6%
Energy	1.9%
Materials	1.2%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	57%
Swap Agreements	233%
Futures Contracts	10%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Enphase Energy, Inc.	0.5%
Trimble, Inc.	0.4%
SolarEdge Technologies, Inc.	0.4%
Fair Isaac Corp.	0.4%
Caesars Entertainment, Inc.	0.4%

S&P MidCap 400 – Composition

% of Index
Industrials	18.0%
Information Technology	16.6%
Consumer Discretionary	14.9%
Financials	14.6%
Health Care	10.9%
Real Estate	9.1%
Materials	5.7%
Consumer Staples	3.7%
Utilities	3.6%
Telecommunication Services	1.7%
Energy	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXV

ProShares UltraPro QQQ (Ticker: TQQQ)

ProShares UltraPro QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100® Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	216%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.2%
Microsoft Corp.	8.1%
Amazon.com, Inc.	8.0%
Tesla, Inc.	3.4%
Facebook, Inc., Class A	3.3%

NASDAQ-100 Index – Composition

% of Index
Information Technology	47.3%
Communication Services	19.7%
Consumer Discretionary	19.5%
Health Care	6.2%
Consumer Staples	4.9%
Industrials	1.8%
Utilities	0.6%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	224%
Futures Contracts	9%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Caesars Entertainment, Inc.	0.3%
Penn National Gaming, Inc.	0.3%
Plug Power, Inc.	0.3%
Mirati Therapeutics, Inc.	0.3%
Sunrun, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Health Care	20.5%
Industrials	15.5%
Financials	15.4%
Information Technology	13.8%
Consumer Discretionary	13.5%
Real Estate	6.3%
Materials	4.2%
Consumer Staples	3.3%
Utilities	3.1%
Communication Services	2.4%
Energy	2.0%

XXVI :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	235%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.7%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.6%
Facebook, Inc., Class A	1.3%
Alphabet, Inc., Class A	1.0%

S&P 500 – Composition

% of Index
Information Technology	27.6%
Health Care	13.7%
Consumer Discretionary	11.3%
Telecommunication Services	11.0%
Financials	10.4%
Industrials	8.8%
Consumer Staples	6.8%
Utilities	2.9%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(3%)
Total Exposure	(302%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXVII

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(294%)
Futures Contracts	(6%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.3%
Health Care	17.4%
Industrials	16.9%
Consumer Discretionary	14.0%
Financials	13.2%
Consumer Staples	8.5%
Telecommunication Services	4.6%
Energy	1.9%
Materials	1.2%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295%)
Futures Contracts	(5%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	18.0%
Information Technology	16.6%
Consumer Discretionary	14.9%
Financials	14.6%
Health Care	10.9%
Real Estate	9.1%
Materials	5.7%
Consumer Staples	3.7%
Utilities	3.6%
Telecommunication Services	1.7%
Energy	1.2%

XXVIII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short QQQ (Ticker: SQQQ)

ProShares UltraPro Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(291%)
Futures Contracts	(9%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	47.3%
Communication Services	19.7%
Consumer Discretionary	19.5%
Health Care	6.2%
Consumer Staples	4.9%
Industrials	1.8%
Utilities	0.6%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(291%)
Futures Contracts	(9%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Health Care	20.5%
Industrials	15.5%
Financials	15.4%
Information Technology	13.8%
Consumer Discretionary	13.5%
Real Estate	6.3%
Materials	4.2%
Consumer Staples	3.3%
Utilities	3.1%
Communication Services	2.4%
Energy	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXIX

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295%)
Futures Contracts	(5%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	27.6%
Health Care	13.7%
Consumer Discretionary	11.3%
Telecommunication Services	11.0%
Financials	10.4%
Industrials	8.8%
Consumer Staples	6.8%
Utilities	2.9%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

XXX :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197%)
Futures Contracts	(4%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	81.8%
Metals & Mining	18.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXXI

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer goods industry of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	36.9%
Automobiles & Components	20.3%
Household & Personal Products	20.0%
Consumer Durables & Apparel	15.8%
Media & Entertainment	4.4%
Capital Goods	1.0%
Retailing	1.0%
Food & Staples Retailing	0.4%
Diversified Financials	0.2%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	49.7%
Media & Entertainment	21.7%
Consumer Services	13.0%
Food & Staples Retailing	9.9%
Transportation	3.4%
Commercial & Professional Services	1.6%
Health Care Equipment & Services	0.6%
Software & Services	0.1%

XXXII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(191%)
Futures Contracts	(9%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.3%
Health Care	17.4%
Industrials	16.9%
Consumer Discretionary	14.0%
Financials	13.2%
Consumer Staples	8.5%
Telecommunication Services	4.6%
Energy	1.9%
Materials	1.2%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	31.1%
Banks	23.4%
Real Estate	19.5%
Insurance	13.1%
Software & Services	12.2%
Commercial & Professional Services	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXXIII

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	35.7%
Consumer Discretionary	20.5%
Communication Services	14.3%
Real Estate	7.8%
Health Care	7.0%
Information Technology	6.3%
Energy	5.9%
Materials	1.1%
Industrials	1.1%
Utilities	0.3%

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap Index – Country

% of Index
United Kingdom	20.5%
France	15.7%
Switzerland	15.2%
Germany	14.1%
Netherlands	7.4%
Others	7.3%
Sweden	6.1%
Spain	4.0%
Denmark	3.8%
Italy	3.7%
Finland	2.2%

FTSE Developed Europe All Cap Index – Composition

% of Index
Industrials	15.7%
Financials	15.7%
Health Care	13.8%
Consumer Staples	12.3%
Consumer Discretionary	11.0%
Materials	8.0%
Information Technology	7.7%
Utilities	4.8%
Communication Services	4.2%
Energy	4.1%
Real Estate	2.7%

XXXIV :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the healthcare industry of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Health Care Equipment & Supplies	27.2%
Pharmaceuticals	26.6%
Health Care Providers & Services	18.8%
Biotechnology	17.4%
Life Sciences Tools & Services	9.5%
Health Care Technology	0.5%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	48.0%
Software & Services	21.5%
Transportation	13.2%
Materials	6.0%
Commercial & Professional Services	5.5%
Technology Hardware & Equipment	5.4%
Pharmaceuticals, Biotechnology & Life Sciences	0.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXXV

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(194%)
Futures Contracts	(6%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	18.0%
Information Technology	16.6%
Consumer Discretionary	14.9%
Financials	14.6%
Health Care	10.9%
Real Estate	9.1%
Materials	5.7%
Consumer Staples	3.7%
Utilities	3.6%
Telecommunication Services	1.7%
Energy	1.2%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current U.S. Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	27.2%
Materials	20.9%
Energy	12.2%
Consumer Staples	11.0%
Consumer Discretionary	9.7%
Industrials	8.2%
Utilities	5.5%
Health Care	2.5%
Communication Services	2.0%
Real Estate	0.5%
Information Technology	0.3%

XXXVI :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	25.6%
United Kingdom	13.9%
France	11.3%
Others	10.5%
Switzerland	9.7%
Germany	9.2%
Australia	6.9%
Netherlands	3.8%
Sweden	3.3%
Hong Kong	3.3%
Spain	2.5%

MSCI EAFE Index – Composition

% of Index
Financials	16.4%
Industrials	15.5%
Health Care	13.3%
Consumer Discretionary	12.3%
Consumer Staples	11.1%
Information Technology	8.5%
Materials	7.6%
Communication Services	5.2%
Utilities	3.9%
Energy	3.1%
Real Estate	3.1%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	40.7%
Korea	12.8%
Taiwan	12.8%
India	8.1%
Others	7.7%
Brazil	5.0%
South Africa	3.5%
Russia	3.0%
Saudi Arabia	2.7%
Thailand	1.9%
Mexico	1.8%

MSCI Emerging Markets Index – Composition

% of Index
Consumer Discretionary	19.4%
Information Technology	19.1%
Financials	18.1%
Communication Services	12.3%
Materials	7.2%
Consumer Staples	5.8%
Energy	5.2%
Industrials	4.4%
Health Care	4.2%
Real Estate	2.3%
Utilities	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXXVII

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.9%
Consumer Discretionary	18.3%
Information Technology	13.4%
Health Care	11.4%
Communication Services	9.2%
Financials	8.5%
Consumer Staples	7.7%
Materials	5.3%
Real Estate	3.5%
Utilities	1.3%
Energy	0.5%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.0%
Life Sciences Tools & Services	9.5%
Pharmaceuticals	7.4%
Health Care Equipment & Supplies	1.6%
Health Care Providers & Services	1.4%
Chemicals	0.1%

XXXVIII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.5%
Energy Equipment & Services	8.6%
Semiconductors & Semiconductor Equipment	1.0%
Electric Utilities	0.9%

ProShares UltraShort QQQ (Ticker: QID)

ProShares UltraShort QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	47.3%
Communication Services	19.7%
Consumer Discretionary	19.5%
Health Care	6.2%
Consumer Staples	4.9%
Industrials	1.8%
Utilities	0.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XXXIX

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate industry of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.1%
Professional Services	3.2%
Mortgage Real Estate Investment Trusts (REITs)	2.9%
Real Estate Management & Development	2.8%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(195%)
Futures Contracts	(5%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Health Care	20.5%
Industrials	15.5%
Financials	15.4%
Information Technology	13.8%
Consumer Discretionary	13.5%
Real Estate	6.3%
Materials	4.2%
Consumer Staples	3.3%
Utilities	3.1%
Communication Services	2.4%
Energy	2.0%

XL :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(194%)
Futures Contracts	(6%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	27.6%
Health Care	13.7%
Consumer Discretionary	11.3%
Telecommunication Services	11.0%
Financials	10.4%
Industrials	8.8%
Consumer Staples	6.8%
Utilities	2.9%
Materials	2.7%
Real Estate	2.5%
Energy	2.3%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XLI

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Industrials	17.4%
Financials	16.9%
Consumer Discretionary	15.1%
Information Technology	14.4%
Health Care	11.9%
Real Estate	8.1%
Materials	5.6%
Consumer Staples	3.5%
Energy	3.1%
Telecommunication Services	2.4%
Utilities	1.6%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the technology industry of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.5%
Technology Hardware & Equipment	23.6%
Media & Entertainment	19.0%
Semiconductors & Semiconductor Equipment	18.1%
Retailing	0.7%
Health Care Equipment & Services	0.6%
Telecommunication Services	0.3%
Consumer Durables & Apparel	0.2%

XLII :: NOVEMBER 30, 2020 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the utilities industry of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/20

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	60.5%
Multi-Utilities	29.4%
Water Utilities	3.9%
Gas Utilities	3.9%
Independent Power and Renewable Electricity Producers	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2020 (UNAUDITED) :: XLIII

EXPENSE EXAMPLES

XLIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2020.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2020.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 7-10 Year Treasury
Actual	$1,000.00	$999.80	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$1,001.50	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Basic Materials
Actual	$1,000.00	$753.10	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$824.80	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$823.90	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 50
Actual	$1,000.00	$788.80	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short High Yield
Actual	$1,000.00	$915.20	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$779.90	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLV

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI EAFE
Actual	$1,000.00	$818.30	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$748.00	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$902.00	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ
Actual	$1,000.00	$746.00	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$880.10	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$729.40	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®
Actual	$1,000.00	$813.20	$4.00	0.88%
Hypothetical	$1,000.00	$1,020.66	$4.46	0.88%
Short SmallCap600
Actual	$1,000.00	$732.40	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$980.80	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$954.80	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,552.80	$6.08	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,697.30	$6.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,540.60	$6.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,347.80	$5.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$1,302.60	$5.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$1,431.90	$5.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$1,393.50	$5.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,147.20	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$1,145.50	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,619.10	$6.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,477.30	$5.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$1,407.40	$5.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$1,383.30	$5.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,642.30	$6.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,343.10	$5.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,118.50	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$871.10	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra QQQ
Actual	$1,000.00	$1,589.40	$6.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Real Estate
Actual	$1,000.00	$1,159.70	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,651.30	$6.31	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,399.30	$5.41	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Ultra Semiconductors
Actual	$1,000.00	$1,743.20	$6.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,594.40	$6.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,585.40	$6.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,123.20	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,104.70	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,510.70	$5.98	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,715.10	$6.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ
Actual	$1,000.00	$1,901.80	$6.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Russell2000
Actual	$1,000.00	$2,006.00	$7.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,605.30	$6.01	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$984.60	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short Dow30SM
Actual	$1,000.00	$526.70	$3.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$438.10	$3.42	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short QQQ
Actual	$1,000.00	$377.10	$3.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$349.80	$3.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$510.10	$3.41	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$1,004.00	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$998.50	$4.66	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
UltraShort Basic Materials
Actual	$1,000.00	$546.80	$3.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$535.50	$3.66	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$585.60	$3.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$667.20	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$658.40	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$604.60	$3.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$641.00	$3.91	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Health Care
Actual	$1,000.00	$798.40	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$544.90	$3.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$592.80	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$512.00	$3.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$658.30	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$549.20	$3.69	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$692.30	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$768.60	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$724.70	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ
Actual	$1,000.00	$539.80	$3.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$753.60	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$514.40	$3.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$650.50	$3.72	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort Semiconductors
Actual	$1,000.00	$472.20	$3.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/20	Ending Account Value 11/30/20	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort SmallCap600
Actual	$1,000.00	$514.90	$3.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$531.40	$3.65	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$823.50	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 99.7%
Repurchase Agreements (a) — 99.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $19,031,314 (Cost $19,031,275)	$19,031,275	$19,031,275
Total Investments — 99.7% (Cost $19,031,275)		19,031,275
Other assets less liabilities — 0.3%		50,843
Net Assets — 100.0%		$19,082,118

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,835,129)
Net unrealized depreciation	$(1,835,129)
Federal income tax cost	$19,031,275

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	5	3/22/2021	USD	$690,859	$(1,726)

See accompanying notes to the financial statements.

2 :: TBX SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(4,352,222)	11/6/2021	Bank of America NA	0.31%	ICE U.S. Treasury 7-10 Year Bond Index	(370,253)	—	370,253	—
(14,141,578)	11/8/2021	Citibank NA	0.34%	ICE U.S. Treasury 7-10 Year Bond Index	(1,463,150)	—	1,446,000	(17,150)
(18,493,800)					(1,833,403)
				Total Unrealized Depreciation	(1,833,403)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 3

Investments	Principal Amount	Value
Short-Term Investments — 94.7%
Repurchase Agreements (a) — 54.8%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $130,422,174 (Cost $130,421,918)	$130,421,918	$130,421,918
U.S. Treasury Obligations (b) — 39.9%
U.S. Treasury Bills
0.07%, 1/21/2021 (c)	25,000,000	24,997,520
0.07%, 1/26/2021 (c)	10,000,000	9,998,794
0.09%, 3/4/2021 (c)	25,000,000	24,995,175
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 7/15/2021 (c)	25,000,000	24,988,033
Total U.S. Treasury Obligations (Cost $94,969,273)		94,976,522
Total Short-Term Investments (Cost $225,391,191)		225,398,440
Total Investments — 94.7% (Cost $225,391,191)		225,398,440
Other assets less liabilities — 5.3%		12,533,130
Net Assets — 100.0%		$237,931,570

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $463,709.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,171,742
Aggregate gross unrealized depreciation	(449,663)
Net unrealized appreciation	$1,722,079
Federal income tax cost	$225,391,191

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	48	3/22/2021	USD	$8,395,500	$(42,167)

See accompanying notes to the financial statements.

4 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(25,379,473)	12/7/2020	Citibank NA	0.32%	ICE U.S. Treasury 20+ Year Bond Index	(251,811)	96,811	155,000	—
(161,031,451)	12/7/2020	Goldman Sachs International	0.22%	ICE U.S. Treasury 20+ Year Bond Index	2,164,384	(1,905,252)	—	259,132
(45,738,763)	11/8/2021	Societe Generale	0.19%	ICE U.S. Treasury 20+ Year Bond Index	(155,576)	—	155,576	—
(232,149,687)					1,756,997
				Total Unrealized Appreciation	2,164,384
				Total Unrealized Depreciation	(407,387)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 5

Investments	Principal Amount	Value
Short-Term Investments — 96.5%
Repurchase Agreements (a) — 96.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,235,053 (Cost $1,235,052)	$1,235,052	$1,235,052
Total Investments — 96.5% (Cost $1,235,052)		1,235,052
Other assets less liabilities — 3.5%		45,125
Net Assets — 100.0%		$1,280,177

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(489,267)
Net unrealized depreciation	$(489,267)
Federal income tax cost	$1,235,052

Swap Agreementsa

Short Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(157,407)	12/7/2020	Bank of America NA	0.37%	Dow Jones U.S. Basic MaterialsSM Index	(312,110)	—	290,000	(22,110)
(248,394)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. Basic MaterialsSM Index	(15,374)	—	15,374	—
(12,019)	1/6/2021	Morgan Stanley & Co. International plc	0.36%	Dow Jones U.S. Basic MaterialsSM Index	(1,762)	—	—	(1,762)
(385,055)	1/6/2021	Societe Generale	0.02%	Dow Jones U.S. Basic MaterialsSM Index	(100,099)	—	20,000	(80,099)
(465,182)	11/8/2021	UBS AG	0.12%	Dow Jones U.S. Basic MaterialsSM Index	(59,922)	—	59,922	—
(1,268,057)					(489,267)
				Total Unrealized Depreciation	(489,267)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

6 :: SBM SHORT BASIC MATERIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 105.8%
Repurchase Agreements (a) — 38.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $134,969,647 (Cost $134,969,378)	$134,969,378	$134,969,378
U.S. Treasury Obligations (b) — 67.2%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	45,000,000	44,999,907
0.09%, 12/24/2020 (c)	25,000,000	24,999,003
0.06%, 1/26/2021 (c)	20,000,000	19,997,744
0.09%, 2/9/2021 (c)	25,000,000	24,994,410
0.11%, 2/18/2021 (c)	25,000,000	24,996,425
0.09%, 3/4/2021 (c)	25,000,000	24,995,173
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,864
0.09%, 5/20/2021 (c)	10,000,000	9,996,340
0.12%, 7/15/2021 (c)	25,000,000	24,987,641
Total U.S. Treasury Obligations (Cost $234,943,100)		234,955,507
Total Short-Term Investments (Cost $369,912,478)		369,924,885
Total Investments — 105.8% (Cost $369,912,478)		369,924,885
Liabilities in excess of other assets — (5.8%)		(20,237,964)
Net Assets — 100.0%		$349,686,921

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,193,362.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,945,152
Aggregate gross unrealized depreciation	(60,101,628)
Net unrealized depreciation	$(58,156,476)
Federal income tax cost	$369,912,478

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	175	12/18/2020	USD	$25,925,375	$(883,142)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT DOW30SM DOG :: 7

Swap Agreementsa

Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(67,665,015)	12/6/2021	Bank of America NA	(0.13)%	Dow Jones Industrial AverageSM	(3,070,305)	—	3,070,305	—
(39,300,837)	11/8/2021	BNP Paribas SA	(0.38)%	Dow Jones Industrial AverageSM	(1,849,760)	1,849,760	—	—
(60,907,405)	1/20/2021	Citibank NA	(0.21)%	Dow Jones Industrial AverageSM	(17,443,985)	17,183,985	260,000	—
(75,697,087)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones Industrial AverageSM	(23,745,081)	—	23,745,081	—
(8,921,231)	12/7/2020	Goldman Sachs International	(0.30)%	Dow Jones Industrial AverageSM	1,931,397	(1,931,397)	—	—
(19,768,973)	1/6/2021	Societe Generale	(0.18)%	Dow Jones Industrial AverageSM	(7,981,824)	7,981,824	—	—
(51,242,304)	11/8/2021	UBS AG	(0.33)%	Dow Jones Industrial AverageSM	(5,126,183)	5,126,183	—	—
(323,502,852)					(57,285,741)
				Total Unrealized Appreciation	1,931,397
				Total Unrealized Depreciation	(59,217,138)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

8 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 91.7%
Repurchase Agreements (a) — 91.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $15,869,535 (Cost $15,869,503)	$15,869,503	$15,869,503
Total Investments — 91.7% (Cost $15,869,503)		15,869,503
Other assets less liabilities — 8.3%		1,434,055
Net Assets — 100.0%		$17,303,558

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,536
Aggregate gross unrealized depreciation	(7,482,732)
Net unrealized depreciation	$(7,162,196)
Federal income tax cost	$15,869,503

Swap Agreementsa

Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,496,518)	12/7/2020	Bank of America NA	(0.03)%	Dow Jones U.S. FinancialsSM Index[f]	170,615	(170,615)	—	—
(1,711,383)	12/7/2020	BNP Paribas SA	(0.28)%	Dow Jones U.S. FinancialsSM Index[f]	149,921	(146,891)	(3,030)	—
(4,846,096)	1/20/2021	Citibank NA	(0.25)%	Dow Jones U.S. FinancialsSM Index[f]	(1,236,157)	—	1,236,157	—
(620,039)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. FinancialsSM Index[f]	(1,455,457)	—	1,379,000	(76,457)
(505,194)	12/7/2020	Goldman Sachs International	(0.35)%	Dow Jones U.S. FinancialsSM Index[f]	(2,101,475)	—	2,101,475	—
(2,288,748)	1/6/2021	Morgan Stanley & Co. International plc	0.40%	Dow Jones U.S. FinancialsSM Index[f]	(187,994)	—	142,000	(45,994)
(4,642,135)	1/6/2021	Societe Generale	(0.18)%	Dow Jones U.S. FinancialsSM Index[f]	(1,243,276)	—	1,243,276	—
(1,104,523)	11/8/2021	UBS AG	(0.23)%	Dow Jones U.S. FinancialsSM Index[f]	(1,258,373)	—	1,167,999	(90,374)
(17,214,636)					(7,162,196)
				Total Unrealized Appreciation	320,536
				Total Unrealized Depreciation	(7,482,732)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT FINANCIALS SEF :: 9

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

10 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 97.9%
Repurchase Agreements (a) — 97.9%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $5,038,608 (Cost $5,038,596)	$5,038,596	$5,038,596
Total Investments — 97.9% (Cost $5,038,596)		5,038,596
Other assets less liabilities — 2.1%		107,493
Net Assets — 100.0%		$5,146,089

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,147
Aggregate gross unrealized depreciation	(1,193,741)
Net unrealized depreciation	$(1,190,594)
Federal income tax cost	$5,038,596

Swap Agreementsa,f

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,097,580)	1/8/2021	Bank of America NA	1.37%	iShares® China Large-Cap ETF	(311,853)	—	311,853	—
(766,214)	11/9/2021	Citibank NA	2.65%	iShares® China Large-Cap ETF	(257,646)	—	110,000	(147,646)
(371,939)	11/9/2021	Goldman Sachs International	1.65%	iShares® China Large-Cap ETF	(170,877)	—	148,000	(22,877)
(2,656,984)	11/9/2021	Societe Generale	1.57%	iShares® China Large-Cap ETF	(453,365)	—	350,000	(103,365)
(216,560)	11/9/2021	UBS AG	1.62%	iShares® China Large-Cap ETF	3,147	—	—	3,147
(5,109,277)					(1,190,594)
				Total Unrealized Appreciation	3,147
				Total Unrealized Depreciation	(1,193,741)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT FTSE CHINA 50 YXI :: 11

Investments	Principal Amount	Value
Short-Term Investments — 72.4%
Repurchase Agreements (a) — 72.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $51,227,303 (Cost $51,227,200)	$51,227,200	$51,227,200
Total Investments — 72.4% (Cost $51,227,200)		51,227,200
Other assets less liabilities — 27.6%		19,486,408
Net Assets — 100.0%		$70,713,608

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,951,370
Aggregate gross unrealized depreciation	(15,115,428)
Net unrealized depreciation	$(5,164,058)
Federal income tax cost	$51,227,200

Swap Agreementsa,f

Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(17,035,945)	11/8/2021	Citibank NA	2.62%	iShares® iBoxx $ High Yield Corporate Bond ETF	(3,357,265)	—	3,357,265	—
(25,433,832)	11/8/2021	Credit Suisse International	0.17%	iShares® iBoxx $ High Yield Corporate Bond ETF	(11,758,163)	—	11,758,163	—
(28,428,642)	11/8/2021	Goldman Sachs International	1.90%	iShares® iBoxx $ High Yield Corporate Bond ETF	9,951,370	(9,951,370)	—	—
(70,898,419)					(5,164,058)
				Total Unrealized Appreciation	9,951,370
				Total Unrealized Depreciation	(15,115,428)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

12 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 98.9%
Repurchase Agreements (a) — 98.9%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $21,584,722 (Cost $21,584,678)	$21,584,678	$21,584,678
Total Investments — 98.9% (Cost $21,584,678)		21,584,678
Other assets less liabilities — 1.1%		248,905
Net Assets — 100.0%		$21,833,583

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,371,909)
Net unrealized depreciation	$(9,371,909)
Federal income tax cost	$21,584,678

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	4	12/18/2020	USD	$867,360	$(15,733)

Swap Agreementsa

Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(906,433)	12/6/2021	Bank of America NA	(0.23)%	S&P MidCap 400®	(60,077)	—	60,077	—
(1,960,324)	11/8/2021	BNP Paribas SA	(0.23)%	S&P MidCap 400®	(129,926)	—	129,926	—
(7,680,827)	12/6/2021	Citibank NA	(0.30)%	S&P MidCap 400®	(508,752)	—	508,752	—
(3,473,937)	11/8/2021	Credit Suisse International	(0.33)%	S&P MidCap 400®	(2,605,724)	—	2,537,000	(68,724)
(1,136,294)	1/6/2021	Morgan Stanley & Co. International plc	0.54%	S&P MidCap 400®	(171,416)	—	126,000	(45,416)
(5,798,569)	3/8/2021	Societe Generale	0.19%	S&P MidCap 400®	(5,880,281)	—	5,880,281	—
(20,956,384)					(9,356,176)
				Total Unrealized Depreciation	(9,356,176)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 13

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

14 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 93.8%
Repurchase Agreements (a) — 93.8%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $20,642,084 (Cost $20,642,044)	$20,642,044	$20,642,044
Total Investments — 93.8% (Cost $20,642,044)		20,642,044
Other assets less liabilities — 6.2%		1,359,258
Net Assets — 100.0%		$22,001,302

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,127,520)
Net unrealized depreciation	$(11,127,520)
Federal income tax cost	$20,642,044

Swap Agreementsa,f

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(4,692,999)	11/9/2021	Citibank NA	0.30%	iShares® MSCI EAFE ETF	(4,486,992)	—	4,486,992	—
(3,996,019)	11/9/2021	Credit Suisse International	(0.38)%	iShares® MSCI EAFE ETF	(2,706,701)	—	2,706,701	—
(6,816,591)	11/9/2021	Goldman Sachs International	(0.10)%	iShares® MSCI EAFE ETF	(649,743)	—	649,743	—
(1,841,032)	11/9/2021	Societe Generale	0.72%	iShares® MSCI EAFE ETF	(104,164)	—	104,164	—
(4,464,440)	11/9/2021	UBS AG	0.27%	iShares® MSCI EAFE ETF	(3,179,920)	—	3,179,920	—
(21,811,081)					(11,127,520)
				Total Unrealized Depreciation	(11,127,520)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT MSCI EAFE EFZ :: 15

Investments	Principal Amount	Value
Short-Term Investments — 93.4%
Repurchase Agreements (a) — 93.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $36,220,197 (Cost $36,220,128)	$36,220,128	$36,220,128
Total Investments — 93.4% (Cost $36,220,128)		36,220,128
Other assets less liabilities — 6.6%		2,569,704
Net Assets — 100.0%		$38,789,832

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(19,959,776)
Net unrealized depreciation	$(19,959,776)
Federal income tax cost	$36,220,128

Swap Agreementsa,f

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(4,909,421)	11/9/2021	Bank of America NA	0.67%	iShares® MSCI Emerging Markets ETF	(177,875)	—	177,875	—
(14,072,268)	12/13/2021	Citibank NA	0.45%	iShares® MSCI Emerging Markets ETF	(9,136,071)	—	9,136,071	—
(5,340,504)	11/9/2021	Credit Suisse International	0.17%	iShares® MSCI Emerging Markets ETF	(3,487,002)	—	3,487,002	—
(3,694,659)	11/9/2021	Goldman Sachs International	1.90%	iShares® MSCI Emerging Markets ETF	(2,455,021)	—	2,317,001	(138,020)
(1,659,902)	11/9/2021	Morgan Stanley & Co. International plc	0.12%	iShares® MSCI Emerging Markets ETF	(200,861)	—	139,000	(61,861)
(2,472,868)	11/9/2021	Societe Generale	1.62%	iShares® MSCI Emerging Markets ETF	(43,006)	—	43,006	—
(6,499,038)	11/9/2021	UBS AG	0.97%	iShares® MSCI Emerging Markets ETF	(4,459,940)	—	4,459,940	—
(38,648,660)					(19,959,776)
				Total Unrealized Depreciation	(19,959,776)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

16 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 17

Investments	Principal Amount	Value
Short-Term Investments — 86.5%
Repurchase Agreements (a) — 86.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $2,911,910 (Cost $2,911,905)	$2,911,905	$2,911,905
Total Investments — 86.5% (Cost $2,911,905)		2,911,905
Other assets less liabilities — 13.5%		454,346
Net Assets — 100.0%		$3,366,251

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$223,046
Aggregate gross unrealized depreciation	(1,300,966)
Net unrealized depreciation	$(1,077,920)
Federal income tax cost	$2,911,905

Swap Agreementsa

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(449,367)	12/7/2020	Bank of America NA	0.17%	Dow Jones U.S. Oil & GasSM Index	(292,846)	—	270,000	(22,846)
(1,102,900)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. Oil & GasSM Index	(176,944)	—	176,944	—
(316,540)	12/7/2020	Goldman Sachs International	(0.25)%	Dow Jones U.S. Oil & GasSM Index	(86,660)	—	55,000	(31,660)
(349,796)	1/6/2021	Morgan Stanley & Co. International plc	0.63%	Dow Jones U.S. Oil & GasSM Index	223,046	(223,046)	—	—
(859,827)	1/6/2021	Societe Generale	0.02%	Dow Jones U.S. Oil & GasSM Index	(124,302)	—	70,097	(54,205)
(276,330)	11/8/2021	UBS AG	0.02%	Dow Jones U.S. Oil & GasSM Index	(620,214)	—	620,214	—
(3,354,760)					(1,077,920)
				Total Unrealized Appreciation	223,046
				Total Unrealized Depreciation	(1,300,966)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

18 :: DDG SHORT OIL & GAS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT OIL & GAS DDG :: 19

Investments	Principal Amount	Value
Short-Term Investments — 112.4%
Repurchase Agreements (a) — 24.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $139,845,299 (Cost $139,845,022)	$139,845,022	$139,845,022
U.S. Treasury Obligations (b) — 87.8%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	45,000,000	44,999,906
0.09%, 12/15/2020 (c)	25,000,000	24,999,587
0.10%, 12/17/2020 (c)	20,000,000	19,999,467
0.09%, 12/24/2020 (c)	25,000,000	24,999,002
0.12%, 12/31/2020 (c)	20,000,000	19,998,875
0.07%, 1/21/2021 (c)	25,000,000	24,997,698
0.06%, 1/26/2021 (c)	20,000,000	19,997,744
0.11%, 2/9/2021 (c)	75,000,000	74,983,230
0.11%, 2/18/2021 (c)	25,000,000	24,996,425
0.09%, 3/4/2021 (c)	25,000,000	24,995,173
0.10%, 3/11/2021 (c)	25,000,000	24,995,122
0.09%, 3/18/2021 (c)	25,000,000	24,994,241
0.13%, 3/25/2021 (c)	25,000,000	24,993,601
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,864
0.09%, 5/20/2021 (c)	10,000,000	9,996,340
0.11%, 6/17/2021 (c)	50,000,000	49,979,375
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
Total U.S. Treasury Obligations (Cost $499,871,334)		499,902,290
Total Short-Term Investments (Cost $639,716,356)		639,747,312
Total Investments — 112.4% (Cost $639,716,356)		639,747,312
Liabilities in excess of other assets — (12.4%)		(70,792,429)
Net Assets — 100.0%		$568,954,883

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $102,486,978.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,063,618
Aggregate gross unrealized depreciation	(153,094,873)
Net unrealized depreciation	$(151,031,255)
Federal income tax cost	$639,716,356

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	155	12/18/2020	USD	$38,058,700	$(999,764)

See accompanying notes to the financial statements.

20 :: PSQ SHORT QQQ :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(22,107,513)	12/6/2021	Bank of America NA	(0.08)%	NASDAQ-100 Index®	2,030,925	(2,030,925)	—	—
(71,732,867)	11/8/2021	BNP Paribas SA	(0.33)%	NASDAQ-100 Index®	(1,210,394)	340,394	870,000	—
(88,417,782)	1/20/2021	Citibank NA	(0.21)%	NASDAQ-100 Index®	(51,432,416)	51,432,416	—	—
(176,995,053)	11/8/2021	Credit Suisse International	(0.28)%	NASDAQ-100 Index®	(65,168,331)	—	65,168,331	—
(51,453,334)	11/8/2021	Goldman Sachs International	(0.40)%	NASDAQ-100 Index®	(4,887,585)	4,687,584	200,001	—
(23,579,711)	1/6/2021	Morgan Stanley & Co. International plc	0.30%	NASDAQ-100 Index®	(7,918,896)	—	7,900,000	(18,896)
(53,453,070)	1/6/2021	Societe Generale	(0.13)%	NASDAQ-100 Index®	(18,713,000)	18,713,000	—	—
(43,070,735)	11/8/2021	UBS AG	(0.28)%	NASDAQ-100 Index®	(2,762,750)	2,762,750	—	—
(530,810,065)					(150,062,447)
				Total Unrealized Appreciation	2,030,925
				Total Unrealized Depreciation	(152,093,372)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT QQQ PSQ :: 21

Investments	Principal Amount	Value
Short-Term Investments — 95.0%
Repurchase Agreements (a) — 95.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $16,138,024 (Cost $16,137,991)	$16,137,991	$16,137,991
Total Investments — 95.0% (Cost $16,137,991)		16,137,991
Other assets less liabilities — 5.0%		841,404
Net Assets — 100.0%		$16,979,395

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,106
Aggregate gross unrealized depreciation	(5,931,768)
Net unrealized depreciation	$(5,822,662)
Federal income tax cost	$16,137,991

Swap Agreementsa

Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(1,985,294)	12/6/2021	Bank of America NA	(0.48)%	Dow Jones U.S. Real EstateSM Index	(67,384)	—	67,384	—
(5,904,166)	12/7/2020	BNP Paribas SA	(0.28)%	Dow Jones U.S. Real EstateSM Index	(2,939,198)	—	2,939,198	—
(2,591,390)	11/8/2021	Credit Suisse International	(0.43)%	Dow Jones U.S. Real EstateSM Index	27,673	—	—	27,673
(1,708,268)	1/6/2021	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. Real EstateSM Index	81,433	(81,433)	—	—
(2,793,312)	1/6/2021	Societe Generale	(0.13)%	Dow Jones U.S. Real EstateSM Index	(2,475,521)	—	2,457,000	(18,521)
(1,889,768)	11/8/2021	UBS AG	0.12%	Dow Jones U.S. Real EstateSM Index	(449,665)	—	449,665	—
(16,872,198)					(5,822,662)
				Total Unrealized Appreciation	109,106
				Total Unrealized Depreciation	(5,931,768)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

22 :: REK SHORT REAL ESTATE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT REAL ESTATE REK :: 23

Investments	Principal Amount	Value
Short-Term Investments — 116.0%
Repurchase Agreements (a) — 27.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $71,374,198 (Cost $71,374,057)	$71,374,057	$71,374,057
U.S. Treasury Obligations (b) — 88.5%
U.S. Treasury Bills
0.10%, 12/3/2020 (c)	20,000,000	19,999,958
0.09%, 12/24/2020 (c)	25,000,000	24,999,001
0.12%, 12/31/2020 (c)	20,000,000	19,998,875
0.07%, 1/21/2021 (c)	25,000,000	24,997,698
0.06%, 1/26/2021 (c)	20,000,000	19,997,744
0.09%, 2/9/2021 (c)	25,000,000	24,994,410
0.11%, 2/18/2021 (c)	25,000,000	24,996,425
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,865
0.09%, 5/20/2021 (c)	10,000,000	9,996,340
0.12%, 7/15/2021 (c)	25,000,000	24,987,641
Total U.S. Treasury Obligations (Cost $229,944,481)		229,956,957
Total Short-Term Investments (Cost $301,318,538)		301,331,014
Total Investments — 116.0% (Cost $301,318,538)		301,331,014
Liabilities in excess of other assets — (16.0%)		(41,620,925)
Net Assets — 100.0%		$259,710,089

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $57,518,867.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,823
Aggregate gross unrealized depreciation	(122,662,547)
Net unrealized depreciation	$(122,648,724)
Federal income tax cost	$301,318,538

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	145	12/18/2020	USD	$13,195,725	$(953,477)

See accompanying notes to the financial statements.

24 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(8,842,067)	1/6/2021	Bank of America NA	0.87%	Russell 2000® Index	(42,617,132)	—	42,617,132	—
(10,518,560)	11/8/2021	BNP Paribas SA	0.27%	Russell 2000® Index	(1,027,221)	—	1,027,221	—
(4,496,775)	12/6/2021	Citibank NA	0.24%	Russell 2000® Index	(439,084)	119,084	320,000	—
(48,834,870)	11/8/2021	Credit Suisse International	0.02%	Russell 2000® Index	(40,126,808)	—	40,126,808	—
(114,736,798)	11/8/2021	Goldman Sachs International	0.15%	Russell 2000® Index	(16,983,501)	16,983,501	—	—
(1,437,658)	1/6/2021	Morgan Stanley & Co. International plc	0.73%	Russell 2000® Index	(66,038)	—	—	(66,038)
(32,527,463)	1/6/2021	Societe Generale	0.27%	Russell 2000® Index	(15,016,087)	15,016,087	—	—
(24,974,593)	11/8/2021	UBS AG	0.37%	Russell 2000® Index	(5,431,852)	5,431,852	—	—
(246,368,784)					(121,707,723)
				Total Unrealized Depreciation	(121,707,723)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 25

Investments	Principal Amount	Value
Short-Term Investments — 116.9%
Repurchase Agreements (a) — 6.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $126,899,896 (Cost $126,899,645)	$126,899,645	$126,899,645
U.S. Treasury Obligations (b) — 110.9%
U.S. Treasury Bills
0.10%, 12/3/2020 (c)	50,000,000	49,999,896
0.11%, 12/10/2020 (c)	75,000,000	74,999,296
0.09%, 12/15/2020 (c)	50,000,000	49,999,174
0.10%, 12/17/2020 (c)	20,000,000	19,999,467
0.09%, 12/24/2020 (c)	50,000,000	49,998,003
0.12%, 12/31/2020 (c)	45,000,000	44,997,469
0.10%, 1/5/2021 (c)	50,000,000	49,997,270
0.11%, 1/7/2021 (c)	50,000,000	49,996,595
0.10%, 1/14/2021 (c)	50,000,000	49,996,180
0.11%, 1/21/2021 (c)	50,000,000	49,995,396
0.11%, 1/26/2021 (c)	75,000,000	74,991,542
0.01%, 1/28/2021 (c)	200,000,000	199,976,236
0.10%, 2/4/2021 (c)	250,000,000	249,968,328
0.10%, 2/9/2021 (c)	100,000,000	99,977,639
0.10%, 2/18/2021 (c)	175,000,000	174,974,975
0.07%, 2/25/2021 (c)	450,000,000	449,926,092
0.11%, 3/4/2021 (c)	125,000,000	124,975,863
0.10%, 3/11/2021 (c)	50,000,000	49,990,243
0.13%, 3/25/2021 (c)	50,000,000	49,987,201
0.12%, 4/22/2021 (c)	25,000,000	24,991,864
0.10%, 5/20/2021 (c)	50,000,000	49,981,701
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
0.11%, 6/17/2021 (c)	$100,000,000	$99,958,750
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
0.10%, 8/12/2021 (c)	50,000,000	49,974,424
0.12%, 9/9/2021 (c)	125,000,000	124,906,979
Total U.S. Treasury Obligations (Cost $2,339,434,667)		2,339,548,223
Total Short-Term Investments (Cost $2,466,334,312)		2,466,447,868
Total Investments — 116.9% (Cost $2,466,334,312)		2,466,447,868
Liabilities in excess of other assets — (16.9%)		(355,712,040)
Net Assets — 100.0%		$2,110,735,828

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $456,465,146.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,255
Aggregate gross unrealized depreciation	(336,554,898)
Net unrealized depreciation	$(336,418,643)
Federal income tax cost	$2,466,334,312

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	793	12/18/2020	USD	$143,659,880	$(2,836,595)

See accompanying notes to the financial statements.

26 :: SH SHORT S&P500® :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(597,681,221)	12/6/2021	Bank of America NA	(0.08)%	S&P 500®	(20,261,032)	20,261,032	—	—
(382,520,182)	11/8/2021	BNP Paribas SA	(0.38)%	S&P 500®	(12,869,709)	12,869,709	—	—
(343,225,497)	1/20/2021	Citibank NA	(0.21)%	S&P 500®	(70,721,877)	70,721,877	—	—
(60,285,653)	11/8/2021	Credit Suisse International	(0.38)%	S&P 500®	(71,099,309)	67,709,309	3,390,000	—
(112,502,314)	11/8/2021	Goldman Sachs International	(0.45)%	S&P 500®	(17,778,490)	17,778,490	—	—
(20,770,048)	1/6/2021	Morgan Stanley & Co. International plc	0.36%	S&P 500®	(3,375,083)	—	3,375,083	—
(283,653,305)	1/6/2021	Societe Generale	(0.18)%	S&P 500®	(105,123,447)	105,123,447	—	—
(165,431,379)	11/8/2021	UBS AG	(0.28)%	S&P 500®	(32,466,657)	32,466,657	—	—
(1,966,069,599)					(333,695,604)
				Total Unrealized Depreciation	(333,695,604)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: SHORT S&P500® SH :: 27

Investments	Principal Amount	Value
Short-Term Investments — 99.1%
Repurchase Agreements (a) — 99.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $8,134,190 (Cost $8,134,174)	$8,134,174	$8,134,174
Total Investments — 99.1% (Cost $8,134,174)		8,134,174
Other assets less liabilities — 0.9%		73,091
Net Assets — 100.0%		$8,207,265

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,449,402)
Net unrealized depreciation	$(6,449,402)
Federal income tax cost	$8,134,174

Swap Agreementsa

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(1,307,506)	1/6/2021	Bank of America NA	(0.05)%	S&P SmallCap 600®	(2,126,767)	—	2,126,767	—
(1,003,475)	12/6/2021	Citibank NA	(0.25)%	S&P SmallCap 600®	(106,924)	—	42,000	(64,924)
(1,282,792)	11/8/2021	Credit Suisse International	(0.38)%	S&P SmallCap 600®	(1,142,417)	—	1,142,417	—
(2,307,992)	1/6/2021	Morgan Stanley & Co. International plc	0.57%	S&P SmallCap 600®	(851,136)	—	851,136	—
(1,763,840)	1/6/2021	Societe Generale	0.27%	S&P SmallCap 600®	(721,541)	—	620,000	(101,541)
(538,892)	1/6/2021	UBS AG	0.02%	S&P SmallCap 600®	(1,500,617)	—	1,457,000	(43,617)
(8,204,497)					(6,449,402)
				Total Unrealized Depreciation	(6,449,402)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

28 :: SBB SHORT SMALLCAP600 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 81.5%
U.S. Treasury Bonds
5.50%, 8/15/2028	$181,000	$247,136
5.25%, 11/15/2028	249,000	337,570
5.25%, 2/15/2029	165,000	225,199
6.13%, 8/15/2029	132,000	192,565
6.25%, 5/15/2030	224,000	336,473
U.S. Treasury Notes
2.75%, 2/15/2028	1,950,500	2,243,837
2.88%, 5/15/2028	2,045,000	2,377,312
2.88%, 8/15/2028	2,068,000	2,410,836
3.13%, 11/15/2028	2,018,000	2,398,424
2.63%, 2/15/2029	1,976,000	2,277,340
2.38%, 5/15/2029	1,647,000	1,869,088
1.63%, 8/15/2029	1,427,000	1,533,133
1.75%, 11/15/2029	1,068,000	1,160,115
1.50%, 2/15/2030	2,080,000	2,211,625
0.63%, 5/15/2030	2,704,000	2,657,947
0.63%, 8/15/2030	3,497,000	3,429,519
0.88%, 11/15/2030	1,328,000	1,332,254
Total U.S. Treasury Obligations (Cost $25,446,218)		27,240,373
Investments	Principal Amount	Value
Short-Term Investments — 7.4%
Repurchase Agreements (a) — 7.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $2,473,119 (Cost $2,473,114)	$2,473,114	$2,473,114
Total Investments — 88.9% (Cost $27,919,332)		29,713,487
Other assets less liabilities — 11.1%		3,728,443
Net Assets — 100.0%		$33,441,930

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,409,706
Aggregate gross unrealized depreciation	(204,630)
Net unrealized appreciation	$4,205,076
Federal income tax cost	$27,933,969

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	10	3/22/2021	USD	$1,381,719	$3,267

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 29

Swap Agreementsa

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
16,885,711	11/8/2021	Citibank NA	(0.02)%	ICE U.S. Treasury 7-10 Year Bond Index	(87,125)	—	87,125	—
21,527,896	1/6/2021	Goldman Sachs International	(0.02)%	ICE U.S. Treasury 7-10 Year Bond Index	2,509,416	(2,509,416)	—	—
38,413,607					2,422,291
				Total Unrealized Appreciation	2,509,416
				Total Unrealized Depreciation	(87,125)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

30 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 65.0%
U.S. Treasury Bonds
4.75%, 2/15/2041	$237,000	$384,032
4.38%, 5/15/2041	218,900	340,270
3.75%, 8/15/2041	221,300	318,793
3.13%, 11/15/2041	232,500	308,371
3.13%, 2/15/2042	267,800	356,048
3.00%, 5/15/2042	229,100	298,886
2.75%, 8/15/2042	304,700	383,065
2.75%, 11/15/2042	407,200	511,609
3.13%, 2/15/2043	399,500	531,585
2.88%, 5/15/2043	553,200	709,090
3.63%, 8/15/2043	450,900	645,668
3.75%, 11/15/2043	436,100	636,365
3.63%, 2/15/2044	542,200	778,353
3.38%, 5/15/2044	534,900	741,881
3.13%, 8/15/2044	561,000	750,118
3.00%, 11/15/2044	513,900	674,333
2.50%, 2/15/2045	607,300	734,264
3.00%, 5/15/2045	506,400	665,995
2.88%, 8/15/2045	500,800	645,915
3.00%, 11/15/2045	278,100	366,766
2.50%, 2/15/2046	559,000	677,351
2.50%, 5/15/2046	547,600	663,837
2.25%, 8/15/2046	593,800	687,695
2.88%, 11/15/2046	500,400	648,683
3.00%, 2/15/2047	531,100	704,537
3.00%, 5/15/2047	395,000	524,609
2.75%, 8/15/2047	572,200	728,080
2.75%, 11/15/2047	594,700	757,685
3.00%, 2/15/2048	679,500	905,168
3.13%, 5/15/2048	714,800	973,915
3.00%, 8/15/2048	787,000	1,050,891
3.38%, 11/15/2048	792,800	1,130,483
3.00%, 2/15/2049	840,400	1,125,348
2.88%, 5/15/2049	840,300	1,101,384
2.25%, 8/15/2049	854,000	993,242
2.38%, 11/15/2049	734,200	876,394
2.00%, 2/15/2050	901,900	995,895
1.25%, 5/15/2050	1,042,300	961,929
1.38%, 8/15/2050	1,249,200	1,189,473
1.63%, 11/15/2050	469,000	475,009
Total U.S. Treasury Obligations (Cost $28,754,859)		27,953,015
Investments	Principal Amount	Value
Short-Term Investments — 44.2%
Repurchase Agreements (a) — 44.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $19,021,138 (Cost $19,021,103)	$19,021,103	$19,021,103
Total Investments — 109.2% (Cost $47,775,962)		46,974,118
Liabilities in excess of other assets — (9.2%)		(3,945,406)
Net Assets — 100.0%		$43,028,712

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,468,542
Aggregate gross unrealized depreciation	(971,671)
Net unrealized appreciation	$6,496,871
Federal income tax cost	$47,795,480

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	5	3/22/2021	USD	$874,531	$4,055

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 31

Swap Agreementsa

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
27,976,497	12/7/2020	Bank of America NA	0.03%	ICE U.S. Treasury 20+ Year Bond Index	1,370,458	(1,370,458)	—	—
4,367,736	11/8/2021	Citibank NA	(0.02)%	ICE U.S. Treasury 20+ Year Bond Index	6,019,073	—	(5,880,000)	139,073
25,048,809	11/8/2021	Societe Generale	0.23%	ICE U.S. Treasury 20+ Year Bond Index	(75,353)	—	75,353	—
57,393,042					7,314,178
				Total Unrealized Appreciation	7,389,531
				Total Unrealized Depreciation	(75,353)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

32 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 72.9%
Chemicals — 59.7%
Air Products and Chemicals, Inc.	9,610	$2,692,145
Albemarle Corp.	4,627	629,133
Ashland Global Holdings, Inc.	2,367	177,927
Axalta Coating Systems Ltd.*	9,113	260,723
Celanese Corp.	5,146	665,532
CF Industries Holdings, Inc.	9,304	347,039
Chemours Co. (The)	7,145	173,838
Corteva, Inc.	32,567	1,247,967
Dow, Inc.	32,242	1,709,148
DuPont de Nemours, Inc.	31,920	2,025,005
Eastman Chemical Co.	5,889	573,589
Ecolab, Inc.	10,806	2,400,553
Element Solutions, Inc.	9,529	131,596
FMC Corp.	5,637	653,948
Huntsman Corp.	8,638	213,963
Ingevity Corp.*	1,795	119,511
International Flavors & Fragrances, Inc.	4,652	521,489
Linde plc	22,850	5,859,197
LyondellBasell Industries NV, Class A	11,183	951,673
Mosaic Co. (The)	14,999	329,378
NewMarket Corp.	318	117,584
PPG Industries, Inc.	10,266	1,506,741
RPM International, Inc.	5,655	497,697
Scotts Miracle-Gro Co. (The)	1,771	311,289
Valvoline, Inc.	8,050	183,460
W R Grace & Co.	2,706	148,072
Westlake Chemical Corp.	1,499	112,650
		24,560,847
Metals & Mining — 13.2%
Alcoa Corp.*	8,082	160,832
Commercial Metals Co.	5,180	103,134
Freeport-McMoRan, Inc.	63,179	1,477,757
Newmont Corp.	34,938	2,055,053
Nucor Corp.	13,134	705,296
Reliance Steel & Aluminum Co.	2,774	326,777
Royal Gold, Inc.	2,853	315,171
Steel Dynamics, Inc.	8,694	314,809
		5,458,829
Total Common Stocks (Cost $28,174,819)		30,019,676
Investments	Principal Amount	Value
Short-Term Investments — 6.0%
Repurchase Agreements (b) — 6.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $2,463,127 (Cost $2,463,122)	$2,463,122	$2,463,122
Total Investments — 78.9% (Cost $30,637,941)		32,482,798
Other assets less liabilities — 21.1%		8,666,215
Net Assets — 100.0%		$41,149,013

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,337,614.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,969,248
Aggregate gross unrealized depreciation	(3,518,712)
Net unrealized appreciation	$5,450,536
Federal income tax cost	$31,409,705

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 33

Swap Agreementsa

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
6,022,713	12/7/2020	Bank of America NA	0.43%	iShares® U.S. Basic Materials ETF	2,107,080
11,244,757	12/7/2020	Bank of America NA	0.38%	Dow Jones U.S. Basic MaterialsSM Index	479,092
17,267,470					2,586,172	(2,586,172)	—	—
5,310,194	12/6/2021	Citibank NA	0.40%	Dow Jones U.S. Basic MaterialsSM Index	255,537	—	(255,537)	—
5,633,373	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. Basic MaterialsSM Index	2,169,425	—	(2,169,425)	—
443,369	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. Basic MaterialsSM Index	65,586
4,534,203	12/7/2020	Goldman Sachs International	0.13%	iShares® U.S. Basic Materials ETF	586,224
4,977,572					651,810	(651,810)	—	—
312,495	1/6/2021	Morgan Stanley & Co. International plc	0.14%	Dow Jones U.S. Basic MaterialsSM Index	43,900
1,672,346	1/6/2021	Morgan Stanley & Co. International plc	0.33%	iShares® U.S. Basic Materials ETF	80,066
1,984,841					123,966	(123,966)	—	—
4,960,752	1/6/2021	Societe Generale	0.63%	Dow Jones U.S. Basic MaterialsSM Index	(1,288,753)	866,107	422,646	—
12,288,366	11/8/2021	UBS AG	0.48%	Dow Jones U.S. Basic MaterialsSM Index	(120,714)	120,639	75	—
52,422,568					4,377,443
				Total Unrealized Appreciation	5,786,910
				Total Unrealized Depreciation	(1,409,467)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

34 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 63.6%
Auto Components — 1.5%
Aptiv plc	650	$77,155
Autoliv, Inc.	191	17,008
BorgWarner, Inc.	916	35,587
Gentex Corp.	593	19,332
Lear Corp.	135	19,298
		168,380
Automobiles — 11.4%
Ford Motor Co.	9,354	84,934
General Motors Co.	3,007	131,827
Harley-Davidson, Inc.	367	14,787
Tesla, Inc.*	1,774	1,006,923
Thor Industries, Inc.	129	12,450
		1,250,921
Beverages — 11.3%
Boston Beer Co., Inc. (The), Class A*	25	23,271
Brown-Forman Corp., Class B	435	35,087
Coca-Cola Co. (The)	9,252	477,403
Constellation Brands, Inc., Class A	395	81,307
Keurig Dr Pepper, Inc.	1,383	42,112
Molson Coors Beverage Co., Class B	451	20,746
Monster Beverage Corp.*	888	75,285
National Beverage Corp.*(b)	22	2,157
PepsiCo, Inc.	3,310	477,401
		1,234,769
Distributors — 0.6%
Genuine Parts Co.	344	33,839
Pool Corp.	95	32,881
		66,720
Diversified Financial Services — 0.1%
Jefferies Financial Group, Inc.	517	11,751
Entertainment — 2.8%
Activision Blizzard, Inc.	1,842	146,402
Electronic Arts, Inc.*	693	88,531
Take-Two Interactive Software, Inc.*	266	48,015
Zynga, Inc., Class A*	2,391	19,726
		302,674
Food & Staples Retailing — 0.3%
Performance Food Group Co.*	326	14,142
US Foods Holding Corp.*	523	16,464
		30,606
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 8.1%
Archer-Daniels-Midland Co.	1,334	$66,393
Beyond Meat, Inc.*(b)	123	17,208
Bunge Ltd.	341	20,081
Campbell Soup Co.	491	24,560
Conagra Brands, Inc.	1,161	42,446
Darling Ingredients, Inc.*	388	18,733
Flowers Foods, Inc.	476	10,562
General Mills, Inc.	1,465	89,101
Hain Celestial Group, Inc. (The)*	202	7,777
Hershey Co. (The)	348	51,466
Hormel Foods Corp.	678	31,988
Ingredion, Inc.	148	11,418
J M Smucker Co. (The)	264	30,941
Kellogg Co.	606	38,729
Kraft Heinz Co. (The)	1,536	50,596
Lamb Weston Holdings, Inc.	338	24,464
Lancaster Colony Corp.	53	8,975
McCormick & Co., Inc. (Non-Voting)	301	56,281
Mondelez International, Inc., Class A	3,413	196,077
Pilgrim's Pride Corp.*	118	2,229
Post Holdings, Inc.*	155	14,641
Seaboard Corp.	5	16,014
TreeHouse Foods, Inc.*	144	5,923
Tyson Foods, Inc., Class A	704	45,901
		882,504
Household Durables — 2.6%
DR Horton, Inc.	796	59,302
Helen of Troy Ltd.*	55	11,110
Leggett & Platt, Inc.	318	13,706
Lennar Corp., Class A	652	49,461
Lennar Corp., Class B	34	2,064
Mohawk Industries, Inc.*	152	19,126
Newell Brands, Inc.	904	19,219
NVR, Inc.*	8	31,977
PulteGroup, Inc.	646	28,185
Tempur Sealy International, Inc.*	418	10,529
Toll Brothers, Inc.	272	12,879
Whirlpool Corp.	144	28,024
		285,582
Household Products — 11.3%
Church & Dwight Co., Inc.	595	52,223
Clorox Co. (The)	295	59,873
Colgate-Palmolive Co.	2,050	175,562
Energizer Holdings, Inc.	147	6,158
Kimberly-Clark Corp.	814	113,399
Procter & Gamble Co. (The)	5,961	827,804
Reynolds Consumer Products, Inc.	136	4,126
		1,239,145

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 35

Investments	Shares	Value
Common Stocks (a) (continued)
Leisure Products — 1.2%
Brunswick Corp.	179	$13,361
Hasbro, Inc.	311	28,932
Mattel, Inc.*(b)	835	12,934
Peloton Interactive, Inc., Class A*	500	58,175
Polaris, Inc.	137	13,152
		126,554
Machinery — 0.6%
Stanley Black & Decker, Inc.	379	69,854
Personal Products — 1.3%
Coty, Inc., Class A	670	4,817
Estee Lauder Cos., Inc. (The), Class A	531	130,265
Herbalife Nutrition Ltd.*	237	11,355
		146,437
Textiles, Apparel & Luxury Goods — 6.3%
Carter's, Inc.	107	9,522
Columbia Sportswear Co.	82	6,718
Deckers Outdoor Corp.*	67	17,057
Hanesbrands, Inc.	835	11,857
Levi Strauss & Co., Class A	163	2,998
Lululemon Athletica, Inc.*	285	105,513
NIKE, Inc., Class B	2,970	400,059
PVH Corp.	167	13,275
Ralph Lauren Corp.	108	9,261
Skechers USA, Inc., Class A*	328	10,978
Tapestry, Inc.	654	18,521
Under Armour, Inc., Class A*	459	7,606
Under Armour, Inc., Class C*	465	6,766
VF Corp.	758	63,217
		683,348
Tobacco — 4.2%
Altria Group, Inc.	4,462	177,721
Philip Morris International, Inc.	3,732	282,699
		460,420
Total Common Stocks (Cost $6,465,268)		6,959,665
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $17,043)	17,043	17,043
Investments	Principal Amount	Value
Short-Term Investments — 4.1%
Repurchase Agreements (d) — 4.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $453,588 (Cost $453,587)	$453,587	$453,587
Total Investments — 67.9% (Cost $6,935,898)		7,430,295
Other assets less liabilities — 32.1%		3,505,605
Net Assets — 100.0%		$10,935,900

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,479,792.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $18,233, collateralized in the form of cash with a value of $17,043 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,936 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 31, 2020 - May 15, 2050; a total value of $18,979.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $17,043.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,973,209
Aggregate gross unrealized depreciation	(549,766)
Net unrealized appreciation	$3,423,443
Federal income tax cost	$6,937,241

See accompanying notes to the financial statements.

36 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
1,680,384	12/7/2020	Bank of America NA	0.13%	iShares® U.S. Consumer Goods ETF	598,989
2,486,004	12/15/2021	Bank of America NA	0.38%	Dow Jones U.S. Consumer GoodsSM Index	294,992
4,166,388					893,981	(797,927)	—	96,054
209,340	1/20/2021	Citibank NA	0.40%	Dow Jones U.S. Consumer GoodsSM Index	49,010	—	—	49,010
2,102,427	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. Consumer GoodsSM Index	180,390	—	—	180,390
389,947	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. Consumer GoodsSM Index	125,051	—	—	125,051
500,773	1/6/2021	Morgan Stanley & Co. International plc	0.63%	Dow Jones U.S. Consumer GoodsSM Index	78,854
2,465,569	1/6/2021	Morgan Stanley & Co. International plc	0.23%	iShares® U.S. Consumer Goods ETF	324,468
2,966,342					403,322	(403,322)	—	—
2,947,175	12/15/2021	Societe Generale	0.63%	Dow Jones U.S. Consumer GoodsSM Index	283,687	(283,687)	—	—
2,147,579	11/8/2021	UBS AG	0.48%	Dow Jones U.S. Consumer GoodsSM Index	994,948	(819,914)	(2,699)	172,335
14,929,198					2,930,389
				Total Unrealized Appreciation	2,930,389

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 37

Investments	Shares	Value
Common Stocks (a) — 65.1%
Airlines — 1.1%
Alaska Air Group, Inc.	431	$21,968
American Airlines Group, Inc.(b)	1,770	25,010
Delta Air Lines, Inc.	2,220	89,355
JetBlue Airways Corp.*	948	14,305
Southwest Airlines Co.	2,053	95,136
United Airlines Holdings, Inc.*	1,014	45,681
		291,455
Commercial Services & Supplies — 0.5%
Copart, Inc.*	719	83,009
IAA, Inc.*	467	27,983
Rollins, Inc.	514	29,390
		140,382
Distributors — 0.1%
LKQ Corp.*	973	34,269
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.*	210	35,723
Chegg, Inc.*	433	33,744
frontdoor, Inc.*	298	14,107
Grand Canyon Education, Inc.*	165	13,772
H&R Block, Inc.	669	12,577
Service Corp. International	612	29,768
Terminix Global Holdings, Inc.*	460	22,554
		162,245
Entertainment — 7.1%
Liberty Media Corp.-Liberty Formula One, Class A*	90	3,405
Liberty Media Corp.-Liberty Formula One, Class C*	709	29,622
Live Nation Entertainment, Inc.*	495	32,497
Madison Square Garden Sports Corp., Class A*	62	10,503
Netflix, Inc.*	1,535	753,224
Roku, Inc.*	368	108,034
Walt Disney Co. (The)	6,288	930,687
Warner Music Group Corp., Class A	309	9,187
World Wrestling Entertainment, Inc., Class A	163	7,015
		1,884,174
Food & Staples Retailing — 6.5%
BJ's Wholesale Club Holdings, Inc.*	480	19,675
Casey's General Stores, Inc.	129	23,437
Costco Wholesale Corp.	1,538	602,542
Kroger Co. (The)	2,708	89,364
Sprouts Farmers Market, Inc.*	411	8,701
Sysco Corp.	1,771	126,255
Walgreens Boots Alliance, Inc.	2,503	95,139
Walmart, Inc.	4,833	738,434
		1,703,547
Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Providers & Services — 0.4%
AmerisourceBergen Corp.	512	$52,792
Cardinal Health, Inc.	1,018	55,573
		108,365
Hotels, Restaurants & Leisure — 7.9%
Aramark	879	30,765
Boyd Gaming Corp.	280	10,777
Carnival Corp.	1,802	36,004
Chipotle Mexican Grill, Inc.*	98	126,364
Choice Hotels International, Inc.	100	9,965
Churchill Downs, Inc.	124	22,310
Cracker Barrel Old Country Store, Inc.	82	11,446
Darden Restaurants, Inc.	453	48,915
Domino's Pizza, Inc.	137	53,782
DraftKings, Inc., Class A*	1,051	55,030
Dunkin' Brands Group, Inc.	286	30,413
Hilton Worldwide Holdings, Inc.	966	100,107
Hyatt Hotels Corp., Class A	124	8,924
Las Vegas Sands Corp.	1,144	63,732
Marriott International, Inc., Class A	924	117,228
Marriott Vacations Worldwide Corp.	144	18,336
McDonald's Corp.	2,589	562,952
MGM Resorts International	1,424	40,228
Norwegian Cruise Line Holdings Ltd.*	1,098	25,111
Planet Fitness, Inc., Class A*	279	20,353
Royal Caribbean Cruises Ltd.	621	48,941
Starbucks Corp.	4,067	398,647
Texas Roadhouse, Inc.	229	17,358
Vail Resorts, Inc.	140	38,618
Wendy's Co. (The)	623	13,700
Wyndham Hotels & Resorts, Inc.	325	18,688
Wynn Resorts Ltd.	339	34,070
Yum! Brands, Inc.	1,049	110,984
		2,073,748
Interactive Media & Services — 0.5%
Pinterest, Inc., Class A*	1,611	112,802
TripAdvisor, Inc.*	334	8,718
		121,520
Internet & Direct Marketing Retail — 19.4%
Amazon.com, Inc.*	1,482	4,695,035
Booking Holdings, Inc.*	144	292,097
Expedia Group, Inc.	472	58,759
Qurate Retail, Inc., Series A	1,348	14,114
Wayfair, Inc., Class A*	237	60,283
		5,120,288

See accompanying notes to the financial statements.

38 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
IT Services — 0.1%
LiveRamp Holdings, Inc.*	230	$13,457
Media — 6.5%
Altice USA, Inc., Class A*	1,151	39,042
Cable One, Inc.	18	35,652
Charter Communications, Inc., Class A*	521	339,687
Comcast Corp., Class A	15,867	797,158
Discovery, Inc., Class A*(b)	557	14,989
Discovery, Inc., Class C*	1,077	25,869
DISH Network Corp., Class A*	858	30,776
Fox Corp., Class A	1,196	34,493
Fox Corp., Class B	545	15,467
Interpublic Group of Cos., Inc. (The)	1,357	30,234
Liberty Broadband Corp., Class A*	81	12,698
Liberty Broadband Corp., Class C*	533	83,868
Liberty Media Corp.-Liberty SiriusXM, Class A*	290	11,873
Liberty Media Corp.-Liberty SiriusXM, Class C*	607	24,893
New York Times Co. (The), Class A	504	21,627
News Corp., Class A	1,353	23,880
News Corp., Class B	423	7,534
Nexstar Media Group, Inc., Class A	158	16,629
Omnicom Group, Inc.	749	47,187
Sirius XM Holdings, Inc.	4,230	27,453
TEGNA, Inc.	761	10,966
ViacomCBS, Inc.	1,963	69,255
ViacomCBS, Inc., Class A	36	1,313
		1,722,543
Multiline Retail — 2.4%
Dollar General Corp.	868	189,727
Dollar Tree, Inc.*	825	90,123
Kohl's Corp.	549	17,678
Ollie's Bargain Outlet Holdings, Inc.*	199	17,524
Target Corp.	1,743	312,921
		627,973
Professional Services — 0.5%
IHS Markit Ltd.	1,298	129,099
Road & Rail — 1.1%
AMERCO	32	13,255
Lyft, Inc., Class A*	844	32,216
Uber Technologies, Inc.*	4,820	239,361
		284,832
Specialty Retail — 10.4%
Aaron's Holdings Co., Inc.	234	14,726
Investments	Shares	Value
Common Stocks (a) (continued)
Advance Auto Parts, Inc.	240	$35,448
AutoNation, Inc.*	203	12,442
AutoZone, Inc.*	81	92,150
Best Buy Co., Inc.	803	87,366
Burlington Stores, Inc.*	229	50,046
CarMax, Inc.*	568	53,097
Carvana Co.*	194	48,541
Dick's Sporting Goods, Inc.	227	12,896
Five Below, Inc.*	195	30,498
Floor & Decor Holdings, Inc., Class A*	362	28,992
Foot Locker, Inc.	363	13,576
Gap, Inc. (The)	715	14,986
Home Depot, Inc. (The)	3,746	1,039,178
L Brands, Inc.	813	31,552
Lithia Motors, Inc., Class A	79	22,855
Lowe's Cos., Inc.	2,630	409,806
Murphy USA, Inc.	95	12,179
National Vision Holdings, Inc.*	281	12,030
O'Reilly Automotive, Inc.*	257	113,707
Penske Automotive Group, Inc.	112	6,168
RH*	53	24,017
Ross Stores, Inc.	1,238	133,110
Tiffany & Co.	377	49,568
TJX Cos., Inc. (The)	4,174	265,091
Tractor Supply Co.	404	56,887
Ulta Beauty, Inc.*	196	53,978
Williams-Sonoma, Inc.	270	29,557
		2,754,447
Total Common Stocks (Cost $14,433,116)		17,172,344
Securities Lending Reinvestments (c) — 0.0%(d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $11,215)	11,215	11,215
	Principal Amount
Short-Term Investments — 4.7%
Repurchase Agreements (e) — 4.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,240,317 (Cost $1,240,313)	$1,240,313	1,240,313
Total Investments — 69.8% (Cost $15,684,644)		18,423,872
Other assets less liabilities — 30.2%		7,966,836
Net Assets — 100.0%		$26,390,708

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 39

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,322,354.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $28,318, collateralized in the form of cash with a value of $11,215 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $19,126 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $30,341.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $11,215.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,116,003
Aggregate gross unrealized depreciation	(606,054)
Net unrealized appreciation	$9,509,949
Federal income tax cost	$15,795,441

See accompanying notes to the financial statements.

40 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
8,536,698	12/7/2020	Bank of America NA	0.43%	Dow Jones U.S. Consumer ServicesSM Index	741,750	(741,750)	—	—
5,085,259	12/7/2020	BNP Paribas SA	0.58%	Dow Jones U.S. Consumer ServicesSM Index	552,805	(552,805)	—	—
2,454,903	1/20/2021	Citibank NA	0.40%	Dow Jones U.S. Consumer ServicesSM Index	568,091	—	(520,000)	48,091
1,062,698	12/15/2021	Credit Suisse International	0.68%	Dow Jones U.S. Consumer ServicesSM Index	47,301	—	—	47,301
2,262,334	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. Consumer ServicesSM Index	569,823	(529,636)	—	40,187
1,115,476	1/6/2021	Morgan Stanley & Co. International plc	0.73%	Dow Jones U.S. Consumer ServicesSM Index	305,986	(271,000)	—	34,986
6,808,398	1/6/2021	Societe Generale	0.63%	Dow Jones U.S. Consumer ServicesSM Index	2,037,052	(2,033,421)	—	3,631
8,326,130	11/8/2021	UBS AG	0.48%	Dow Jones U.S. Consumer ServicesSM Index	2,058,710	(1,965,714)	—	92,996
35,651,896					6,881,518
				Total Unrealized Appreciation	6,881,518

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 41

Investments	Shares	Value
Common Stocks (a) — 55.8%
Aerospace & Defense — 2.7%
Boeing Co. (The)	48,420	$10,202,578
Banks — 1.5%
JPMorgan Chase & Co.	48,418	5,707,514
Beverages — 0.7%
Coca-Cola Co. (The)	48,416	2,498,266
Biotechnology — 2.8%
Amgen, Inc.	48,420	10,751,177
Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The)	33,696	7,769,624
Chemicals — 0.7%
Dow, Inc.	48,416	2,566,532
Communications Equipment — 0.5%
Cisco Systems, Inc.	48,414	2,082,770
Consumer Finance — 1.5%
American Express Co.	48,418	5,741,891
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	48,416	2,924,811
Entertainment — 1.9%
Walt Disney Co. (The)	48,419	7,166,496
Food & Staples Retailing — 2.4%
Walgreens Boots Alliance, Inc.	48,420	1,840,444
Walmart, Inc.	48,421	7,398,245
		9,238,689
Health Care Providers & Services — 4.2%
UnitedHealth Group, Inc.	48,420	16,285,583
Hotels, Restaurants & Leisure — 2.7%
McDonald's Corp.	48,420	10,528,445
Household Products — 1.7%
Procter & Gamble Co. (The)	48,419	6,723,946
Industrial Conglomerates — 4.7%
3M Co.	48,419	8,363,414
Honeywell International, Inc.	48,420	9,873,806
		18,237,220
Insurance — 1.6%
Travelers Cos., Inc. (The)	48,419	6,277,523
Investments	Shares	Value
Common Stocks (a) (continued)
IT Services — 4.2%
International Business Machines Corp.	48,419	$5,980,715
Visa, Inc., Class A	48,420	10,185,147
		16,165,862
Machinery — 2.2%
Caterpillar, Inc.	48,418	8,404,881
Oil, Gas & Consumable Fuels — 1.1%
Chevron Corp.	48,416	4,220,907
Pharmaceuticals — 2.8%
Johnson & Johnson	48,417	7,004,971
Merck & Co., Inc.	48,417	3,892,243
		10,897,214
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	48,416	2,340,914
Software — 5.8%
Microsoft Corp.	48,420	10,365,269
salesforce.com, Inc.*	48,420	11,901,636
		22,266,905
Specialty Retail — 3.5%
Home Depot, Inc. (The)	48,420	13,432,192
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	48,421	5,764,520
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	48,419	6,522,039
Total Common Stocks (Cost $221,406,846)		214,718,499
	Principal Amount
Short-Term Investments — 35.8%
Repurchase Agreements (b) — 35.8%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $138,057,135 (Cost $138,056,861)	$138,056,861	$138,056,861
Total Investments — 91.6% (Cost $359,463,707)		352,775,360
Other assets less liabilities — 8.4%		32,538,979
Net Assets — 100.0%		$385,314,339

See accompanying notes to the financial statements.

42 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $88,932,613.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,038,058
Aggregate gross unrealized depreciation	(38,520,468)
Net unrealized appreciation	$7,517,590
Federal income tax cost	$359,522,166

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	182	12/18/2020	USD	$26,962,390	$1,479,166

Swap Agreementsa

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
24,667,944	12/7/2020	Bank of America NA	0.33%	Dow Jones Industrial AverageSM	(886,782)	—	886,782	—
17,931,377	11/8/2021	BNP Paribas SA	0.68%	Dow Jones Industrial AverageSM	1,683,271	(1,683,271)	—	—
5,987,005	1/20/2021	Citibank NA	0.39%	Dow Jones Industrial AverageSM	(24,249,637)	23,071,599	1,178,038	—
145,436,806	11/8/2021	Credit Suisse International	0.63%	Dow Jones Industrial AverageSM	14,232,328	—	(14,232,328)	—
60,994,974	11/8/2021	Goldman Sachs International	0.45%	SPDR® Dow Jones Industrial AverageSM ETF Trust	7,236,179
75,400,700	11/22/2021	Goldman Sachs International	0.60%	Dow Jones Industrial AverageSM	2,702,322
136,395,674					9,938,501	(9,938,501)	—	—
120,786,064	1/6/2021	Morgan Stanley & Co. International plc	0.51%	SPDR® Dow Jones Industrial AverageSM ETF Trust	8,799,483	(8,799,483)	—	—
53,942,325	1/6/2021	Societe Generale	0.48%	Dow Jones Industrial AverageSM	2,154,814	(2,154,814)	—	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA DOW30SM DDM :: 43

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
23,888,744	12/6/2021	UBS AG	0.63%	Dow Jones Industrial AverageSM	1,113,252	(1,104,816)	(8,436)	—
529,035,939					12,785,230
				Total Unrealized Appreciation	37,921,649
				Total Unrealized Depreciation	(25,136,419)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

44 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 65.4%
Aflac, Inc. (Insurance)	0.4%	44,201	$1,941,750
Allstate Corp. (The) (Insurance)	0.4%	20,826	2,131,541
American Express Co. (Consumer Finance)	0.9%	43,482	5,156,530
American International Group, Inc. (Insurance)	0.4%	57,434	2,207,763
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1.3%	29,577	6,838,202
Ameriprise Financial, Inc. (Capital Markets)	0.3%	8,020	1,485,625
Aon plc, Class A (Insurance)	0.6%	15,447	3,164,936
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	9,384	1,563,281
Bank of America Corp. (Banks)	2.6%	508,344	14,314,967
Bank of New York Mellon Corp. (The) (Capital Markets)	0.4%	54,341	2,125,820
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.6%	132,155	30,251,601
BlackRock, Inc. (Capital Markets)	1.2%	9,459	6,605,693
Blackstone Group, Inc. (The), Class A (Capital Markets)	0.5%	44,743	2,664,446
Capital One Financial Corp. (Consumer Finance)	0.5%	30,441	2,606,967
Charles Schwab Corp. (The) (Capital Markets)	0.9%	98,501	4,804,879
Chubb Ltd. (Insurance)	0.8%	30,093	4,448,648
Citigroup, Inc. (Banks)	1.4%	138,802	7,643,826
CME Group, Inc. (Capital Markets)	0.8%	23,910	4,184,967
CoStar Group, Inc.* (Professional Services)	0.4%	2,626	2,391,157
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	0.9%	27,983	4,689,111
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	17,933	2,416,472
Discover Financial Services (Consumer Finance)	0.3%	20,430	1,556,153
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	0.8%	5,901	4,117,659
First Republic Bank (Banks)	0.3%	11,471	1,486,183
Goldman Sachs Group, Inc. (The) (Capital Markets)	1.0%	22,941	5,289,736
Intercontinental Exchange, Inc. (Capital Markets)	0.7%	37,415	3,947,657
JPMorgan Chase & Co. (Banks)	4.4%	203,188	23,951,801
Marsh & McLennan Cos., Inc. (Insurance)	0.7%	33,775	3,871,966
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Mastercard, Inc., Class A (IT Services)	3.6%	58,898	$19,819,766
MetLife, Inc. (Insurance)	0.4%	51,438	2,374,892
Moody's Corp. (Capital Markets)	0.6%	10,762	3,038,543
Morgan Stanley (Capital Markets)	1.1%	96,054	5,939,019
MSCI, Inc. (Capital Markets)	0.4%	5,575	2,282,516
PNC Financial Services Group, Inc. (The) (Banks)	0.7%	28,301	3,907,519
Progressive Corp. (The) (Insurance)	0.6%	39,026	3,399,555
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	0.9%	49,255	4,927,963
Prudential Financial, Inc. (Insurance)	0.4%	26,336	1,991,528
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.4%	10,138	2,275,576
S&P Global, Inc. (Capital Markets)	1.0%	16,065	5,651,346
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	7,468	2,144,660
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	21,677	1,789,870
State Street Corp. (Capital Markets)	0.3%	23,492	1,655,716
T. Rowe Price Group, Inc. (Capital Markets)	0.4%	15,131	2,169,937
Travelers Cos., Inc. (The) (Insurance)	0.4%	16,878	2,188,233
Truist Financial Corp. (Banks)	0.8%	89,805	4,168,748
US Bancorp (Banks)	0.7%	91,396	3,949,221
Visa, Inc., Class A (IT Services)	4.3%	112,406	23,644,602
Wells Fargo & Co. (Banks)	1.4%	274,695	7,512,908
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	27,828	1,752,607
Willis Towers Watson plc (Insurance)	0.3%	8,593	1,788,977
Other Common Stocks(b)	16.5%	2,417,738	89,977,653
Total Common Stocks (Cost $269,428,646)			356,210,692
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $387,067)	0.1%	387,067	387,067

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 45

	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (d) — 0.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $491,124 (Cost $491,123)	$491,123	$491,123
Total Investments — 65.6% (Cost $270,306,836)		357,088,882
Other assets less liabilities — 34.4%		186,843,920
Net assets — 100.0%		$543,932,802

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $79,796,935.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $379,276, collateralized in the form of cash with a value of $387,067 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $387,067.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,542,633
Aggregate gross unrealized depreciation	(18,770,765)
Net unrealized appreciation	$263,771,868
Federal income tax cost	$271,506,367

Swap Agreementsa

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
102,398,162	1/8/2021	Bank of America NA	0.68%	Dow Jones U.S. FinancialsSM Index[f]	13,568,292	(13,568,292)	—	—
147,448,827	1/8/2021	BNP Paribas SA	0.68%	Dow Jones U.S. FinancialsSM Index[f]	32,741,691	(32,741,691)	—	—
20,666,508	3/8/2021	Citibank NA	0.80%	Dow Jones U.S. FinancialsSM Index[f]	7,589,186	—	(7,589,186)	—
97,819,963	1/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. FinancialsSM Index[f]	15,196,740	—	(15,196,740)	—
138,713,680	2/8/2021	Goldman Sachs International	0.60%	Dow Jones U.S. FinancialsSM Index[f]	17,567,098	(17,567,098)	—	—
1,954,253	1/6/2021	Morgan Stanley & Co. International plc	0.10%	Dow Jones U.S. FinancialsSM Index[f]	(61,965)	—	61,965	—
103,729,163	1/8/2021	Societe Generale	0.83%	Dow Jones U.S. FinancialsSM Index[f]	66,376,211	(18,167,211)	(48,209,000)	—
120,113,760	1/8/2021	UBS AG	0.78%	Dow Jones U.S. FinancialsSM Index[f]	25,212,100	(2,247,400)	(22,964,700)	—
732,844,316					178,189,353
				Total Unrealized Appreciation	178,251,318
				Total Unrealized Depreciation	(61,965)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

46 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Financials invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Banks	15.1%
Capital Markets	11.9%
Consumer Finance	2.3%
Diversified Financial Services	5.8%
Equity Real Estate Investment Trusts (REITs)	12.3%
Insurance	8.6%
IT Services	8.0%
Mortgage Real Estate Investment Trusts (REITs)	0.4%
Professional Services	0.4%
Real Estate Management & Development	0.4%
Thrifts & Mortgage Finance	0.2%
Other[a]	34.6%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 47

Investments	Principal Amount	Value
Short-Term Investments — 53.5%
Repurchase Agreements (a) — 53.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $19,321,855 (Cost $19,321,817)	$19,321,817	$19,321,817
Total Investments — 53.5% (Cost $19,321,817)		19,321,817
Other assets less liabilities — 46.5%		16,768,053
Net Assets — 100.0%		$36,089,870

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,084,423
Aggregate gross unrealized depreciation	(1,149,918)
Net unrealized appreciation	$5,934,505
Federal income tax cost	$19,321,817

Swap Agreementsa,f

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
9,510,025	1/8/2021	Bank of America NA	0.33%	iShares® China Large-Cap ETF	555,050	—	—	555,050
971	12/31/2021	Citibank NA	(0.65)%	iShares® China Large-Cap ETF	(926,839)	—	926,839	—
10,937,725	11/9/2021	Credit Suisse International	(6.37)%	iShares® China Large-Cap ETF	358,358	—	(358,358)	—
16,843,095	11/9/2021	Goldman Sachs International	(1.40)%	iShares® China Large-Cap ETF	3,661,354	(3,661,354)	—	—
103,910	11/9/2021	Morgan Stanley & Co. International plc	(0.02)%	iShares® China Large-Cap ETF	(1,613)	—	1,613	—
11,204,783	11/9/2021	Societe Generale	(0.27)%	iShares® China Large-Cap ETF	(221,466)	—	94,000	(127,466)
23,846,823	2/15/2022	UBS AG	(0.87)%	iShares® China Large-Cap ETF	2,509,661	—	(2,509,661)	—
72,447,332					5,934,505
				Total Unrealized Appreciation	7,084,423
				Total Unrealized Depreciation	(1,149,918)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

48 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 36.3%
Repurchase Agreements (a) — 36.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,769,253 (Cost $1,769,249)	$1,769,249	$1,769,249
Total Investments — 36.3% (Cost $1,769,249)		1,769,249
Other assets less liabilities — 63.7%		3,107,900
Net Assets — 100.0%		$4,877,149

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,462,863
Aggregate gross unrealized depreciation	(569,417)
Net unrealized appreciation	$893,446
Federal income tax cost	$1,769,249

Swap Agreementsa,f

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
94,791	1/8/2021	Bank of America NA	0.43%	Vanguard® FTSE Europe ETF Shares	3,671	—	—	3,671
109,788	11/9/2021	Citibank NA	0.30%	Vanguard® FTSE Europe ETF Shares	(508,409)	—	508,409	—
3,254,116	1/14/2022	Credit Suisse International	0.63%	Vanguard® FTSE Europe ETF Shares	220,441	—	(220,441)	—
3,675,702	1/14/2022	Goldman Sachs International	(0.10)%	Vanguard® FTSE Europe ETF Shares	1,087,571	(1,087,571)	—	—
19,762	11/9/2021	Morgan Stanley & Co. International plc	0.38%	Vanguard® FTSE Europe ETF Shares	(55,226)	—	—	(55,226)
390,845	11/9/2021	Societe Generale	0.13%	Vanguard® FTSE Europe ETF Shares	(5,782)	—	5,782	—
2,241,871	1/14/2022	UBS AG	0.13%	Vanguard® FTSE Europe ETF Shares	151,180	—	—	151,180
9,786,875					893,446
				Total Unrealized Appreciation	1,462,863
				Total Unrealized Depreciation	(569,417)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 49

Investments	Shares	Value
Common Stocks (a) — 72.6%
Biotechnology — 12.6%
AbbVie, Inc.	31,763	$3,321,775
ACADIA Pharmaceuticals, Inc.*	2,071	117,343
Acceleron Pharma, Inc.*	939	110,868
Agios Pharmaceuticals, Inc.*	1,030	47,710
Alexion Pharmaceuticals, Inc.*	3,946	481,846
Alkermes plc*	2,861	52,242
Allogene Therapeutics, Inc.*	1,173	36,422
Alnylam Pharmaceuticals, Inc.*	2,087	271,122
Amgen, Inc.	10,544	2,341,190
Biogen, Inc.*	2,848	684,004
BioMarin Pharmaceutical, Inc.*	3,263	256,798
Bluebird Bio, Inc.*	1,192	52,555
Blueprint Medicines Corp.*	996	107,648
Emergent BioSolutions, Inc.*	809	66,281
Exact Sciences Corp.*	2,702	327,104
Exelixis, Inc.*	5,558	106,491
FibroGen, Inc.*	1,494	61,717
Gilead Sciences, Inc.	22,566	1,369,079
Incyte Corp.*	3,348	283,040
Ionis Pharmaceuticals, Inc.*	2,514	127,032
Moderna, Inc.*	5,398	824,491
Neurocrine Biosciences, Inc.*	1,679	159,404
Novavax, Inc.*	1,015	141,593
Regeneron Pharmaceuticals, Inc.*	1,881	970,652
Sarepta Therapeutics, Inc.*	1,413	199,035
Seagen, Inc.*	2,193	373,490
Ultragenyx Pharmaceutical, Inc.*	1,100	130,394
United Therapeutics Corp.*	800	106,112
Vertex Pharmaceuticals, Inc.*	4,690	1,068,148
Vir Biotechnology, Inc.*	1,163	37,076
		14,232,662
Health Care Equipment & Supplies — 19.8%
Abbott Laboratories	31,866	3,448,539
ABIOMED, Inc.*	810	222,021
Align Technology, Inc.*	1,291	621,345
Baxter International, Inc.	9,111	693,074
Becton Dickinson and Co.	5,218	1,225,395
Boston Scientific Corp.*	25,747	853,513
Cooper Cos., Inc. (The)	883	295,999
Danaher Corp.	11,363	2,552,471
DENTSPLY SIRONA, Inc.	3,930	199,998
DexCom, Inc.*	1,722	550,489
Edwards Lifesciences Corp.*	11,191	938,813
Globus Medical, Inc., Class A*(b)	1,357	81,529
Haemonetics Corp.*	913	103,032
Hill-Rom Holdings, Inc.	1,198	113,642
Hologic, Inc.*	4,661	322,215
ICU Medical, Inc.*	349	65,856
Investments	Shares	Value
Common Stocks (a) (continued)
IDEXX Laboratories, Inc.*	1,530	$705,299
Insulet Corp.*	1,182	304,613
Integra LifeSciences Holdings Corp.*	1,272	69,617
Intuitive Surgical, Inc.*	2,106	1,529,061
Masimo Corp.*	908	231,077
Medtronic plc	24,190	2,750,403
Neogen Corp.*	954	70,806
Novocure Ltd.*	1,510	189,732
NuVasive, Inc.*	923	42,753
Penumbra, Inc.*	605	134,250
Quidel Corp.*	686	133,804
ResMed, Inc.	2,608	546,637
STERIS plc	1,530	296,529
Stryker Corp.	5,883	1,373,092
Tandem Diabetes Care, Inc.*	1,096	102,892
Teleflex, Inc.	837	320,362
Varian Medical Systems, Inc.*	1,640	285,327
West Pharmaceutical Services, Inc.	1,329	365,688
Zimmer Biomet Holdings, Inc.	3,728	555,919
		22,295,792
Health Care Providers & Services — 13.7%
1Life Healthcare, Inc.*	1,293	42,501
Acadia Healthcare Co., Inc.*	1,598	67,835
Amedisys, Inc.*	587	143,692
Anthem, Inc.	4,528	1,410,563
Centene Corp.*	10,427	642,825
Chemed Corp.	286	136,780
Cigna Corp.	6,609	1,382,206
Covetrus, Inc.*	1,764	47,654
CVS Health Corp.	23,553	1,596,658
DaVita, Inc.*	1,460	160,381
Encompass Health Corp.	1,789	144,158
Guardant Health, Inc.*	1,520	184,102
HCA Healthcare, Inc.	4,745	712,272
HealthEquity, Inc.*	1,379	98,861
Henry Schein, Inc.*	2,569	165,212
Humana, Inc.	2,381	953,638
Laboratory Corp. of America Holdings*	1,753	350,320
LHC Group, Inc.*	567	111,313
McKesson Corp.	2,918	524,977
Molina Healthcare, Inc.*	1,069	218,215
Premier, Inc., Class A	1,270	44,983
Quest Diagnostics, Inc.	2,416	299,536
Tenet Healthcare Corp.*	1,895	59,560
UnitedHealth Group, Inc.	17,104	5,752,758
Universal Health Services, Inc., Class B	1,400	182,812
		15,433,812

See accompanying notes to the financial statements.

50 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Technology — 0.4%
Teladoc Health, Inc.*(b)	2,142	$425,765
Life Sciences Tools & Services — 6.8%
10X Genomics, Inc., Class A*	1,082	165,665
Agilent Technologies, Inc.	5,549	648,678
Avantor, Inc.*	9,256	252,504
Bio-Rad Laboratories, Inc., Class A*	385	207,322
Bio-Techne Corp.	694	210,497
Bruker Corp.	1,843	93,274
Charles River Laboratories International, Inc.*	894	209,661
Illumina, Inc.*	2,630	847,097
IQVIA Holdings, Inc.*	3,444	582,002
Mettler-Toledo International, Inc.*	433	497,967
PPD, Inc.*	1,184	41,440
PRA Health Sciences, Inc.*	1,150	129,030
Repligen Corp.*	878	166,530
Syneos Health, Inc.*	1,113	73,280
Thermo Fisher Scientific, Inc.	7,119	3,310,193
Waters Corp.*	1,116	258,923
		7,694,063
Pharmaceuticals — 19.3%
Bristol-Myers Squibb Co.	40,568	2,531,443
Catalent, Inc.*	2,954	283,998
Elanco Animal Health, Inc.*	5,884	179,992
Eli Lilly and Co.	14,290	2,081,339
Horizon Therapeutics plc*	3,803	267,845
Jazz Pharmaceuticals plc*	997	140,288
Johnson & Johnson	47,386	6,855,805
Merck & Co., Inc.	45,521	3,659,433
Nektar Therapeutics*	3,219	52,759
Perrigo Co. plc	2,454	118,332
Pfizer, Inc.	99,997	3,830,885
Royalty Pharma plc, Class A	1,448	61,685
Viatris, Inc.*	21,704	365,061
Zoetis, Inc.	8,552	1,371,570
		21,800,435
Total Common Stocks (Cost $76,326,359)		81,882,529
Securities Lending Reinvestments (c)(d) — 0.0%
Investment Companies (d) — 0.0%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $10,780)	10,780	10,780
Investments	Principal Amount	Value
Short-Term Investments — 10.1%
Repurchase Agreements (e) — 10.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $11,448,284 (Cost $11,448,261)	$11,448,261	$11,448,261
Total Investments — 82.7% (Cost $87,785,400)		93,341,570
Other assets less liabilities — 17.3%		19,566,534
Net Assets — 100.0%		$112,908,104

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,649,085.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $393,604, collateralized in the form of cash with a value of $10,780 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $403,329 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 2.88%, and maturity dates ranging from April 15, 2021 - November 15, 2049; a total value of $414,109.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $10,780.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,277,243
Aggregate gross unrealized depreciation	(4,218,514)
Net unrealized appreciation	$17,058,729
Federal income tax cost	$87,864,932

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 51

Swap Agreementsa

Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
8,870,257	12/7/2020	Bank of America NA	0.28%	iShares® U.S. Healthcare ETF	1,874,798
27,949,296	12/7/2020	Bank of America NA	0.53%	Dow Jones U.S. Health CareSM Index[f]	4,790,687
36,819,553					6,665,485	(6,551,784)	—	113,701
2,190,248	12/6/2021	Citibank NA	0.40%	Dow Jones U.S. Health CareSM Index[f]	4,707	—	(4,707)	—
21,867,255	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. Health CareSM Index[f]	2,591,235	—	(2,340,000)	251,235
14,025,850	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. Health CareSM Index[f]	3,247,797
17,122,096	11/22/2021	Goldman Sachs International	0.13%	iShares® U.S. Healthcare ETF	57,019
31,147,946					3,304,816	(3,101,652)	—	203,164
430,032	1/6/2021	Morgan Stanley & Co. International plc	0.83%	Dow Jones U.S. Health CareSM Index[f]	68,995
8,365,448	11/22/2021	Morgan Stanley & Co. International plc	0.38%	iShares® U.S. Healthcare ETF	8,839
8,795,480					77,834	—	—	77,834
7,865,701	1/6/2021	Societe Generale	0.73%	Dow Jones U.S. Health CareSM Index[f]	(1,085,985)	397,343	688,642	—
34,689,258	12/6/2021	UBS AG	0.48%	Dow Jones U.S. Health CareSM Index[f]	23,999	—	—	23,999
143,375,441					11,582,091
				Total Unrealized Appreciation	12,668,076
				Total Unrealized Depreciation	(1,085,985)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
See accompanying notes to the financial statements.

52 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 77.4%
Repurchase Agreements (a) — 77.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $4,254,971 (Cost $4,254,962)	$4,254,962	$4,254,962
Total Investments — 77.4% (Cost $4,254,962)		4,254,962
Other assets less liabilities — 22.6%		1,239,963
Net Assets — 100.0%		$5,494,925

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$354,128
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$354,128
Federal income tax cost	$4,254,962

Swap Agreementsa,f

Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,827,968	11/8/2021	Citibank NA	(0.12)%	iShares® iBoxx $ High Yield Corporate Bond ETF	205,130	—	—	205,130
4,542,047	11/8/2021	Credit Suisse International	0.63%	iShares® iBoxx $ High Yield Corporate Bond ETF	54,437	—	—	54,437
1,628,929	11/8/2021	Goldman Sachs International	(0.15)%	iShares® iBoxx $ High Yield Corporate Bond ETF	94,561	—	—	94,561
10,998,944					354,128
				Total Unrealized Appreciation	354,128

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA HIGH YIELD UJB :: 53

Investments	Shares	Value
Common Stocks (a) — 63.7%
Aerospace & Defense — 8.2%
Axon Enterprise, Inc.*	206	$25,892
Boeing Co. (The)	1,726	363,685
BWX Technologies, Inc.	310	17,633
Curtiss-Wright Corp.	135	15,560
General Dynamics Corp.	756	112,909
HEICO Corp.	137	16,931
HEICO Corp., Class A	238	26,359
Hexcel Corp.	272	13,469
Howmet Aerospace, Inc.	1,276	29,935
Huntington Ingalls Industries, Inc.	132	21,145
L3Harris Technologies, Inc.	703	134,969
Lockheed Martin Corp.	800	292,000
Mercury Systems, Inc.*	182	12,962
Northrop Grumman Corp.	504	152,339
Raytheon Technologies Corp.	4,970	356,448
Teledyne Technologies, Inc.*	120	45,353
Textron, Inc.	742	33,464
TransDigm Group, Inc.	176	101,937
		1,772,990
Air Freight & Logistics — 3.4%
CH Robinson Worldwide, Inc.	439	41,253
Expeditors International of Washington, Inc.	545	48,706
FedEx Corp.	784	224,679
United Parcel Service, Inc., Class B	2,300	393,461
XPO Logistics, Inc.*	297	31,684
		739,783
Building Products — 2.6%
A O Smith Corp.	440	24,777
Allegion plc	300	34,212
Armstrong World Industries, Inc.	156	12,021
Carrier Global Corp.	2,648	100,809
Fortune Brands Home & Security, Inc.	449	37,492
Johnson Controls International plc	2,420	111,417
Lennox International, Inc.	113	32,525
Masco Corp.	851	45,673
Owens Corning	351	25,577
Trane Technologies plc	779	113,921
Trex Co., Inc.*	377	28,207
		566,631
Chemicals — 0.9%
Sherwin-Williams Co. (The)	267	199,617
Investments	Shares	Value
Common Stocks (a) (continued)
Commercial Services & Supplies — 1.8%
ADT, Inc.	346	$2,688
Cimpress plc*	63	5,647
Cintas Corp.	283	100,550
Clean Harbors, Inc.*	166	12,013
MSA Safety, Inc.	118	17,634
Republic Services, Inc.	684	66,157
Stericycle, Inc.*	298	20,991
Tetra Tech, Inc.	175	20,869
Waste Management, Inc.	1,264	150,580
		397,129
Construction & Engineering — 0.7%
AECOM*	522	27,086
EMCOR Group, Inc.	179	15,426
Jacobs Engineering Group, Inc.	424	45,724
MasTec, Inc.*	182	10,321
Quanta Services, Inc.	449	30,685
Valmont Industries, Inc.	69	11,246
		140,488
Construction Materials — 0.6%
Eagle Materials, Inc.	136	12,375
Martin Marietta Materials, Inc.	203	53,923
Vulcan Materials Co.	431	60,189
		126,487
Containers & Packaging — 2.3%
Amcor plc	5,102	57,806
AptarGroup, Inc.	210	26,527
Avery Dennison Corp.	271	40,471
Ball Corp.	1,062	101,963
Berry Global Group, Inc.*	431	22,843
Crown Holdings, Inc.*	438	41,281
Graphic Packaging Holding Co.	907	13,895
International Paper Co.	1,279	63,285
Packaging Corp. of America	308	40,040
Sealed Air Corp.	506	22,800
Silgan Holdings, Inc.	256	8,653
Sonoco Products Co.	326	18,928
Westrock Co.	845	35,667
		494,159
Electrical Equipment — 3.0%
Acuity Brands, Inc.	129	15,315
AMETEK, Inc.	747	88,542
Eaton Corp. plc	1,301	157,564
Emerson Electric Co.	1,944	149,338

See accompanying notes to the financial statements.

54 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
EnerSys	138	$11,290
Generac Holdings, Inc.*	204	43,983
Hubbell, Inc.	176	28,440
nVent Electric plc	553	12,719
Regal Beloit Corp.	132	15,713
Rockwell Automation, Inc.	377	96,346
Sensata Technologies Holding plc*	511	24,952
		644,202
Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., Class A	971	127,017
Arrow Electronics, Inc.*	252	23,096
Avnet, Inc.	321	9,742
Cognex Corp.	563	42,304
Coherent, Inc.*	79	9,621
Corning, Inc.	2,475	92,614
Dolby Laboratories, Inc., Class A	209	18,486
FLIR Systems, Inc.	426	16,290
IPG Photonics Corp.*	116	24,013
Itron, Inc.*	131	10,298
Jabil, Inc.	441	16,855
Keysight Technologies, Inc.*	609	73,104
Littelfuse, Inc.	79	19,002
National Instruments Corp.	428	16,020
TE Connectivity Ltd.	1,073	122,290
Trimble, Inc.*	814	48,734
Vontier Corp.*	437	14,495
Zebra Technologies Corp., Class A*	173	65,467
		749,448
Industrial Conglomerates — 5.8%
3M Co.	1,874	323,696
Carlisle Cos., Inc.	178	25,780
General Electric Co.	28,471	289,835
Honeywell International, Inc.	2,283	465,549
Roper Technologies, Inc.	341	145,607
		1,250,467
IT Services — 13.7%
Accenture plc, Class A	2,069	515,367
Automatic Data Processing, Inc.	1,399	243,258
Black Knight, Inc.*	511	46,818
Broadridge Financial Solutions, Inc.	375	55,080
Euronet Worldwide, Inc.*	170	22,855
Fidelity National Information Services, Inc.	2,015	299,046
Fiserv, Inc.*	1,808	208,246
FleetCor Technologies, Inc.*	273	72,402
Genpact Ltd.	577	23,455
Investments	Shares	Value
Common Stocks (a) (continued)
Global Payments, Inc.	973	$189,920
Jack Henry & Associates, Inc.	249	40,054
MAXIMUS, Inc.	199	14,290
Paychex, Inc.	1,042	97,062
PayPal Holdings, Inc.*	3,816	817,083
Square, Inc., Class A*	1,208	254,840
Western Union Co. (The)	1,337	30,163
WEX, Inc.*	143	24,773
		2,954,712
Life Sciences Tools & Services — 0.2%
PerkinElmer, Inc.	364	48,412
Machinery — 8.8%
AGCO Corp.	200	18,502
Allison Transmission Holdings, Inc.	368	15,106
Caterpillar, Inc.	1,761	305,692
Colfax Corp.*	327	11,798
Crane Co.	160	11,125
Cummins, Inc.	480	110,962
Deere & Co.	1,019	266,591
Donaldson Co., Inc.	410	21,828
Dover Corp.	468	57,110
Flowserve Corp.	423	14,416
Fortive Corp.	1,096	76,862
Gates Industrial Corp. plc*	142	1,829
Graco, Inc.	542	36,715
IDEX Corp.	246	47,515
Illinois Tool Works, Inc.	936	197,580
Ingersoll Rand, Inc.*	1,207	53,434
ITT, Inc.	281	20,409
Lincoln Electric Holdings, Inc.	193	22,195
Middleby Corp. (The)*	181	24,614
Navistar International Corp.*	162	7,170
Nordson Corp.	176	35,870
Oshkosh Corp.	222	17,871
Otis Worldwide Corp.	1,324	88,629
PACCAR, Inc.	1,126	98,030
Parker-Hannifin Corp.	418	111,715
Pentair plc	540	27,983
Snap-on, Inc.	177	31,125
Timken Co. (The)	220	16,157
Toro Co. (The)	349	31,658
Westinghouse Air Brake Technologies Corp.	582	42,661
Woodward, Inc.	189	21,136
Xylem, Inc.	585	56,142
		1,900,430

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 55

Investments	Shares	Value
Common Stocks (a) (continued)
Marine — 0.1%
Kirby Corp.*(b)	195	$9,867
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	365	12,494
Professional Services — 1.6%
ASGN, Inc.*	171	13,369
CoreLogic, Inc.	258	19,995
Equifax, Inc.	395	65,926
FTI Consulting, Inc.*	119	12,497
Insperity, Inc.	117	10,003
ManpowerGroup, Inc.	189	16,377
Nielsen Holdings plc	1,160	18,757
Robert Half International, Inc.	373	23,939
TransUnion	618	56,294
TriNet Group, Inc.*	131	9,825
Verisk Analytics, Inc.	528	104,708
		351,690
Road & Rail — 4.9%
CSX Corp.	2,488	224,044
JB Hunt Transport Services, Inc.	271	36,661
Kansas City Southern	307	57,154
Knight-Swift Transportation Holdings, Inc.	410	16,929
Landstar System, Inc.	125	16,427
Norfolk Southern Corp.	830	196,727
Old Dominion Freight Line, Inc.	313	63,652
Union Pacific Corp.	2,208	450,609
		1,062,203
Trading Companies & Distributors — 1.5%
Air Lease Corp.	348	12,726
Applied Industrial Technologies, Inc.	126	9,882
Fastenal Co.	1,866	92,274
HD Supply Holdings, Inc.*	527	29,396
MSC Industrial Direct Co., Inc., Class A	148	12,331
SiteOne Landscape Supply, Inc.*	144	19,887
United Rentals, Inc.*	234	53,113
Univar Solutions, Inc.*	550	9,845
Watsco, Inc.	107	24,328
WW Grainger, Inc.	146	61,072
		324,854
Transportation Infrastructure (c) — 0.0%
Macquarie Infrastructure Corp.	238	7,699
Total Common Stocks (Cost $11,950,541)		13,753,762
Investments	Shares	Value
Securities Lending Reinvestments (c)(d) — 0.0%
Investment Companies (c) — 0.0%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $7,203)	7,203	$7,203
	Principal Amount
Short-Term Investments — 17.4%
Repurchase Agreements (e) — 17.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $3,754,484 (Cost $3,754,477)	$3,754,477	3,754,477
Total Investments — 81.1% (Cost $15,712,221)		17,515,442
Other assets less liabilities — 18.9%		4,080,008
Net Assets — 100.0%		$21,595,450

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,154,483.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $6,780, collateralized in the form of cash with a value of $7,203 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  Represents less than 0.05% of net assets.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $7,203.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,175,990
Aggregate gross unrealized depreciation	(2,108,209)
Net unrealized appreciation	$3,067,781
Federal income tax cost	$15,719,889

See accompanying notes to the financial statements.

56 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,459,506	11/8/2021	Bank of America NA	0.43%	Dow Jones U.S. IndustrialsSM Index	192,541
5,841,718	1/6/2021	Bank of America NA	0.13%	iShares® U.S. Industrials ETF	502,110
10,301,224					694,651	(630,428)	—	64,223
845,359	1/20/2021	Citibank NA	0.40%	Dow Jones U.S. IndustrialsSM Index	119,213	—	—	119,213
4,203,772	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. IndustrialsSM Index	564,360	—	(550,000)	14,360
804,840	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. IndustrialsSM Index	111,989	—	—	111,989
442,938	11/22/2021	Morgan Stanley & Co. International plc	0.63%	Dow Jones U.S. IndustrialsSM Index	30,182
2,502,991	11/22/2021	Morgan Stanley & Co. International plc	0.38%	iShares® U.S. Industrials ETF	172,376
2,945,929					202,558	(193,000)	—	9,558
7,940,662	11/22/2021	Societe Generale	0.63%	Dow Jones U.S. IndustrialsSM Index	541,074	(480,644)	—	60,430
2,395,183	11/8/2021	UBS AG	0.48%	Dow Jones U.S. IndustrialsSM Index	(961,617)	961,302	315	—
29,436,969					1,272,228
				Total Unrealized Appreciation	2,233,845
				Total Unrealized Depreciation	(961,617)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 57

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 85.0%
AECOM* (Construction & Engineering)	0.4%	10,192	$528,863
Alleghany Corp. (Insurance)	0.4%	909	522,857
Amedisys, Inc.* (Health Care Providers & Services)	0.3%	2,063	505,002
AptarGroup, Inc. (Containers & Packaging)	0.4%	4,097	517,533
Axon Enterprise, Inc.* (Aerospace & Defense)	0.3%	4,034	507,033
Bio-Techne Corp. (Life Sciences Tools & Services)	0.5%	2,450	743,109
Boston Beer Co., Inc. (The), Class A* (Beverages)	0.4%	579	538,956
Brown & Brown, Inc. (Insurance)	0.5%	14,917	671,712
Cable One, Inc. (Media)	0.5%	344	681,350
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	0.6%	12,673	863,285
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.4%	6,189	611,659
Ceridian HCM Holding, Inc.* (Software)	0.5%	8,250	795,465
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	0.5%	3,157	740,380
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.6%	10,997	826,314
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	6,970	630,018
CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	7,427	519,221
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	0.4%	5,228	555,945
Encompass Health Corp. (Health Care Providers & Services)	0.4%	6,320	509,266
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	0.8%	8,007	1,093,515
Essential Utilities, Inc. (Water Utilities)	0.4%	14,177	641,935
FactSet Research Systems, Inc. (Capital Markets)	0.5%	2,414	805,697
Fair Isaac Corp.* (Software)	0.6%	1,843	871,334
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	5,387	503,307
Five Below, Inc.* (Specialty Retail)	0.4%	3,549	555,064
Generac Holdings, Inc.* (Electrical Equipment)	0.6%	3,990	860,244
Gentex Corp. (Auto Components)	0.4%	15,619	509,179
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Graco, Inc. (Machinery)	0.5%	10,594	$717,637
Hubbell, Inc. (Electrical Equipment)	0.4%	3,446	556,839
IAA, Inc.* (Commercial Services & Supplies)	0.4%	8,512	510,039
Lennox International, Inc. (Building Products)	0.4%	2,212	636,680
Masimo Corp.* (Health Care Equipment & Supplies)	0.6%	3,212	817,422
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	33,606	651,956
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.5%	3,768	769,162
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	2,683	858,453
Nordson Corp. (Machinery)	0.5%	3,430	699,068
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	14,420	507,872
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	0.4%	9,154	640,780
PTC, Inc.* (Software)	0.5%	6,641	716,232
RenaissanceRe Holdings Ltd. (Insurance)	0.4%	3,255	535,903
Repligen Corp.* (Life Sciences Tools & Services)	0.4%	3,103	588,546
RPM International, Inc. (Chemicals)	0.5%	8,259	726,875
Service Corp. International (Diversified Consumer Services)	0.4%	11,198	544,671
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	0.6%	3,185	885,366
Sunrun, Inc.* (Electrical Equipment)	0.4%	9,836	630,291
Toro Co. (The) (Machinery)	0.4%	6,818	618,461
Trex Co., Inc.* (Building Products)	0.4%	7,356	550,376
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.7%	15,901	951,993
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	0.4%	2,724	623,905
Williams-Sonoma, Inc. (Specialty Retail)	0.4%	4,944	541,220
XPO Logistics, Inc.* (Air Freight & Logistics)	0.4%	5,804	619,171
Other Common Stocks (b)	62.1%	2,174,943	89,721,697
Total Common Stocks (Cost $113,593,149)			122,728,858

See accompanying notes to the financial statements.

58 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $325,940)	0.2%	325,940	$325,940
		Principal Amount
Short-Term Investments — 7.4%
Repurchase Agreements (d) — 7.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $10,713,149 (Cost $10,713,128)		$10,713,128	10,713,128
Total Investments — 92.6% (Cost $124,632,217)			133,767,926
Other assets less liabilities — 7.4%			10,746,875
Net Assets — 100.0%			$144,514,801

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,310,386.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $370,069, collateralized in the form of cash with a value of $325,940 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $71,199 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $397,139.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $325,940.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,803,705
Aggregate gross unrealized depreciation	(8,183,158)
Net unrealized appreciation	$13,620,547
Federal income tax cost	$125,030,744

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	39	12/18/2020	USD	$8,456,760	$1,062,559

Swap Agreementsa

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
25,551,436	12/6/2021	Bank of America NA	0.53%	S&P MidCap 400®	1,704,658	(1,704,658)	—	—
17,612,557	11/8/2021	BNP Paribas SA	0.53%	S&P MidCap 400®	1,137,300	(1,137,300)	—	—
10,577,943	12/6/2021	Citibank NA	0.50%	S&P MidCap 400®	699,440	—	(699,440)	—
13,793,829	11/8/2021	Credit Suisse International	0.63%	S&P MidCap 400®	(696,851)	—	696,851	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 59

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
22,836,474	12/7/2020	Goldman Sachs International	0.55%	S&P MidCap 400®	(478,622)
29,147,802	11/22/2021	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	1,837,406
51,984,276					1,358,784	(1,358,784)	—	—
967,151	1/6/2021	Morgan Stanley & Co. International plc	(0.04)%	S&P MidCap 400®	(1,455,510)	—	1,455,510	—
19,928,515	1/6/2021	Societe Generale	0.35%	S&P MidCap 400®	(50,012)	—	50,012	—
17,382,696	12/6/2021	UBS AG	0.48%	S&P MidCap 400®	1,122,997	(1,122,997)	—	—
157,798,403					3,820,806
				Total Unrealized Appreciation	6,501,801
				Total Unrealized Depreciation	(2,680,995)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	0.9%
Air Freight & Logistics	0.4%
Airlines	0.2%
Auto Components	1.3%
Automobiles	0.5%
Banks	5.2%
Beverages	0.4%
Biotechnology	1.2%
Building Products	1.5%
Capital Markets	2.2%
Chemicals	2.2%
Commercial Services & Supplies	1.8%
Communications Equipment	0.8%
Construction & Engineering	1.0%
Construction Materials	0.2%

See accompanying notes to the financial statements.

60 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Consumer Finance	0.5%
Containers & Packaging	0.9%
Diversified Consumer Services	1.0%
Diversified Financial Services	0.2%
Electric Utilities	1.0%
Electrical Equipment	2.2%
Electronic Equipment, Instruments & Components	3.3%
Energy Equipment & Services	0.1%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	7.4%
Food & Staples Retailing	0.8%
Food Products	1.6%
Gas Utilities	1.1%
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	2.5%
Hotels, Restaurants & Leisure	3.7%
Household Durables	1.3%
Household Products	0.1%
Industrial Conglomerates	0.3%
Insurance	3.7%
Interactive Media & Services	0.2%
Internet & Direct Marketing Retail	0.3%
IT Services	1.8%
Leisure Products	0.7%
Life Sciences Tools & Services	2.1%
Machinery	4.2%
Marine	0.1%
Media	1.0%
Metals & Mining	1.4%
Multiline Retail	0.6%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	0.9%
Paper & Forest Products	0.2%
Personal Products	0.3%
Pharmaceuticals	0.6%
Professional Services	1.0%
Real Estate Management & Development	0.3%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	4.5%
Software	3.5%
Specialty Retail	2.4%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.8%
Thrifts & Mortgage Finance	0.7%
Trading Companies & Distributors	0.8%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[a]	15.0%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 61

Investments	Principal Amount	Value
Short-Term Investments — 60.5%
Repurchase Agreements (a) — 60.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $4,161,105 (Cost $4,161,097)	$4,161,097	$4,161,097
Total Investments — 60.5% (Cost $4,161,097)		4,161,097
Other assets less liabilities — 39.5%		2,716,415
Net Assets — 100.0%		$6,877,512

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,988
Aggregate gross unrealized depreciation	(802,101)
Net unrealized depreciation	$(471,113)
Federal income tax cost	$4,161,097

Swap Agreementsa,f

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
408,616	1/8/2021	Bank of America NA	0.43%	iShares® MSCI Brazil Capped ETF	(615,840)	—	608,000	(7,840)
583,729	11/9/2021	Citibank NA	0.40%	iShares® MSCI Brazil Capped ETF	(159,245)	—	159,245	—
4,165,506	12/13/2021	Credit Suisse International	0.33%	iShares® MSCI Brazil Capped ETF	121,005	—	—	121,005
2,216,252	12/13/2021	Goldman Sachs International	0.45%	iShares® MSCI Brazil Capped ETF	60,249	—	—	60,249
86,381	11/9/2021	Morgan Stanley & Co. International plc	0.38%	iShares® MSCI Brazil Capped ETF	(27,016)	—	25,000	(2,016)
2,890,725	11/9/2021	Societe Generale	0.08%	iShares® MSCI Brazil Capped ETF	127,033	—	—	127,033
3,409,014	1/14/2022	UBS AG	0.13%	iShares® MSCI Brazil Capped ETF	22,701	—	—	22,701
13,760,223					(471,113)
				Total Unrealized Appreciation	330,988
				Total Unrealized Depreciation	(802,101)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

62 :: UBR ULTRA MSCI BRAZIL CAPPED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 52.1%
Repurchase Agreements (a) — 52.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $4,656,496 (Cost $4,656,486)	$4,656,486	$4,656,486
Total Investments — 52.1% (Cost $4,656,486)		4,656,486
Other assets less liabilities — 47.9%		4,288,378
Net Assets — 100.0%		$8,944,864

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,873,672
Aggregate gross unrealized depreciation	(42,629)
Net unrealized appreciation	$1,831,043
Federal income tax cost	$4,656,486

Swap Agreementsa,f

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,520,553	1/8/2021	Bank of America NA	0.43%	iShares® MSCI EAFE ETF	308,948	—	—	308,948
2,654,803	11/9/2021	Citibank NA	0.50%	iShares® MSCI EAFE ETF	211,299	—	(211,299)	—
4,969,280	1/14/2022	Credit Suisse International	0.63%	iShares® MSCI EAFE ETF	403,005	—	(270,000)	133,005
2,430,012	11/9/2021	Goldman Sachs International	0.65%	iShares® MSCI EAFE ETF	671,324	(557,125)	—	114,199
2,512	11/9/2021	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI EAFE ETF	(42,629)	—	22,000	(20,629)
30,140	11/9/2021	Societe Generale	0.58%	iShares® MSCI EAFE ETF	3,236	—	—	3,236
3,366,853	2/15/2022	UBS AG	0.33%	iShares® MSCI EAFE ETF	275,860	(275,860)	—	—
17,974,153					1,831,043
				Total Unrealized Appreciation	1,873,672
				Total Unrealized Depreciation	(42,629)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA MSCI EAFE EFO :: 63

Investments	Principal Amount	Value
Short-Term Investments — 59.8%
Repurchase Agreements (a) — 59.8%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $27,567,742 (Cost $27,567,687)	$27,567,687	$27,567,687
Total Investments — 59.8% (Cost $27,567,687)		27,567,687
Other assets less liabilities — 40.2%		18,541,202
Net Assets — 100.0%		$46,108,889

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,517,695
Aggregate gross unrealized depreciation	(325,517)
Net unrealized appreciation	$9,192,178
Federal income tax cost	$27,567,687

Swap Agreementsa,f

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
7,146,833	11/9/2021	Bank of America NA	0.38%	iShares® MSCI Emerging Markets ETF	8,939	(8,939)	—	—
11,714	11/9/2021	Citibank NA	0.25%	iShares® MSCI Emerging Markets ETF	(306,973)	—	306,973	—
30,712,290	11/9/2021	Credit Suisse International	0.33%	iShares® MSCI Emerging Markets ETF	3,321,939	—	(3,321,939)	—
63,257	11/9/2021	Goldman Sachs International	0.00%	iShares® MSCI Emerging Markets ETF	1,039	—	—	1,039
114,799	11/9/2021	Morgan Stanley & Co. International plc	0.28%	iShares® MSCI Emerging Markets ETF	(18,544)	—	18,544	—
21,913,754	11/9/2021	Societe Generale	(0.17)%	iShares® MSCI Emerging Markets ETF	3,108,934	(3,108,934)	—	—
32,436,620	1/14/2022	UBS AG	(0.07)%	iShares® MSCI Emerging Markets ETF	3,076,844	—	(3,076,844)	—
92,399,267					9,192,178
				Total Unrealized Appreciation	9,517,695
				Total Unrealized Depreciation	(325,517)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

64 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 65

Investments	Principal Amount	Value
Short-Term Investments — 41.3%
Repurchase Agreements (a) — 41.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $2,175,172 (Cost $2,175,169)	$2,175,169	$2,175,169
Total Investments — 41.3% (Cost $2,175,169)		2,175,169
Other assets less liabilities — 58.7%		3,088,599
Net Assets — 100.0%		$5,263,768

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,663,527
Aggregate gross unrealized depreciation	(274,228)
Net unrealized appreciation	$1,389,299
Federal income tax cost	$2,175,169

Swap Agreementsa,f

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
31,930	1/8/2021	Bank of America NA	0.48%	iShares® MSCI Japan ETF	(127,694)	—	127,694	—
43,695	11/9/2021	Citibank NA	0.60%	iShares® MSCI Japan ETF	(146,534)	—	146,534	—
3,642,174	12/13/2021	Credit Suisse International	0.63%	iShares® MSCI Japan ETF	401,804	—	(350,000)	51,804
1,427,834	11/9/2021	Goldman Sachs International	0.55%	iShares® MSCI Japan ETF	53,553	—	—	53,553
135,313	11/9/2021	Morgan Stanley & Co. International plc	0.63%	iShares® MSCI Japan ETF	5,982	—	—	5,982
1,591,337	11/9/2021	Societe Generale	0.23%	iShares® MSCI Japan ETF	55,880	(30,158)	—	25,722
3,707,113	11/9/2021	UBS AG	0.13%	iShares® MSCI Japan ETF	1,146,308	(882,051)	(264,257)	—
10,579,396					1,389,299
				Total Unrealized Appreciation	1,663,527
				Total Unrealized Depreciation	(274,228)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

66 :: EZJ ULTRA MSCI JAPAN :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA MSCI JAPAN EZJ :: 67

Investments	Shares	Value
Common Stocks (a) — 66.4%
Biotechnology — 53.1%
AC Immune SA*(b)	9,920	$54,957
ACADIA Pharmaceuticals, Inc.*	21,775	1,233,771
Acceleron Pharma, Inc.*	8,272	976,675
ADMA Biologics, Inc.*(b)	11,926	24,329
Adverum Biotechnologies, Inc.*	13,121	178,314
Aeglea BioTherapeutics, Inc.*	6,158	52,712
Affimed NV*	11,669	62,312
Agios Pharmaceuticals, Inc.*	9,543	442,032
Akebia Therapeutics, Inc.*	19,789	65,502
Akero Therapeutics, Inc.*	4,792	137,914
Alector, Inc.*	10,943	143,463
Alexion Pharmaceuticals, Inc.*	30,264	3,695,537
Alkermes plc*	21,954	400,880
Allakos, Inc.*	6,751	722,560
Allogene Therapeutics, Inc.*	19,194	595,974
Alnylam Pharmaceuticals, Inc.*	16,012	2,080,119
Amarin Corp. plc, ADR*(b)	52,735	261,566
Amgen, Inc.	41,699	9,258,846
Amicus Therapeutics, Inc.*	35,721	817,654
AnaptysBio, Inc.*	3,773	97,306
Apellis Pharmaceuticals, Inc.*	10,435	491,906
Ardelyx, Inc.*	12,308	77,540
Arena Pharmaceuticals, Inc.*	7,957	524,134
Argenx SE, ADR*	3,649	1,046,606
Arrowhead Pharmaceuticals, Inc.*	14,120	882,924
Ascendis Pharma A/S, ADR*	6,453	1,088,815
Assembly Biosciences, Inc.*	4,538	26,162
Atara Biotherapeutics, Inc.*	10,261	237,953
Athenex, Inc.*	11,050	150,611
Atreca, Inc., Class A*	4,048	62,906
Aurinia Pharmaceuticals, Inc.*	17,433	264,982
Autolus Therapeutics plc, ADR*	4,665	48,936
Avrobio, Inc.*	5,033	69,304
BeiGene Ltd., ADR*	6,043	1,545,135
BioCryst Pharmaceuticals, Inc.*	24,380	124,582
Biogen, Inc.*	18,366	4,410,962
BioMarin Pharmaceutical, Inc.*	25,038	1,970,491
Bluebird Bio, Inc.*	9,143	403,115
Blueprint Medicines Corp.*	7,631	824,758
Bridgebio Pharma, Inc.*(b)	16,893	848,704
Cellectis SA, ADR*	2,501	63,450
ChemoCentryx, Inc.*	9,514	524,697
China Biologic Products Holdings, Inc.*	5,328	633,979
Coherus Biosciences, Inc.*	9,871	182,219
Corbus Pharmaceuticals Holdings, Inc.*(b)	11,282	13,764
CRISPR Therapeutics AG*	9,691	1,229,982
Cytokinetics, Inc.*	9,733	163,514
CytomX Therapeutics, Inc.*	6,378	47,963
Deciphera Pharmaceuticals, Inc.*	7,785	481,113
Investments	Shares	Value
Common Stocks (a) (continued)
Denali Therapeutics, Inc.*	16,502	$1,006,127
Dicerna Pharmaceuticals, Inc.*	10,282	259,826
Eagle Pharmaceuticals, Inc.*	1,879	85,494
Editas Medicine, Inc.*	8,598	263,013
Eidos Therapeutics, Inc.*	5,326	490,312
Eiger BioPharmaceuticals, Inc.*	4,024	36,779
Enanta Pharmaceuticals, Inc.*	2,774	114,289
Epizyme, Inc.*	14,014	192,552
Esperion Therapeutics, Inc.*(b)	3,842	108,805
Exelixis, Inc.*	42,667	817,500
Fate Therapeutics, Inc.*	11,992	701,112
FibroGen, Inc.*	12,479	515,507
Flexion Therapeutics, Inc.*	6,806	72,892
G1 Therapeutics, Inc.*	5,249	95,847
Galapagos NV, ADR*	983	120,526
Genmab A/S, ADR*	5,915	228,378
Geron Corp.*	42,868	79,949
Gilead Sciences, Inc.	158,263	9,601,817
Global Blood Therapeutics, Inc.*	8,472	388,949
GlycoMimetics, Inc.*	6,589	24,775
Gossamer Bio, Inc.*	10,472	92,572
Grifols SA, ADR	17,378	322,014
Gritstone Oncology, Inc.*	5,211	15,894
Halozyme Therapeutics, Inc.*	18,922	739,850
Homology Medicines, Inc.*	6,230	61,303
ImmunoGen, Inc.*	24,101	131,350
Incyte Corp.*	30,199	2,553,023
Inovio Pharmaceuticals, Inc.*(b)	23,132	282,673
Insmed, Inc.*	14,015	546,725
Intellia Therapeutics, Inc.*	8,102	318,166
Intercept Pharmaceuticals, Inc.*	4,556	161,784
Ionis Pharmaceuticals, Inc.*	19,292	974,825
Iovance Biotherapeutics, Inc.*	20,221	784,777
Ironwood Pharmaceuticals, Inc.*	22,078	254,339
Karuna Therapeutics, Inc.*	3,672	366,355
Karyopharm Therapeutics, Inc.*	10,139	172,262
Kodiak Sciences, Inc.*	6,174	843,801
Kura Oncology, Inc.*	7,771	282,087
Lexicon Pharmaceuticals, Inc.*(b)	14,788	22,626
Ligand Pharmaceuticals, Inc.*(b)	2,218	187,133
MacroGenics, Inc.*	7,472	172,379
Magenta Therapeutics, Inc.*	6,662	47,633
MannKind Corp.*	31,644	94,299
MeiraGTx Holdings plc*	5,159	72,845
Mirati Therapeutics, Inc.*	6,920	1,645,922
Moderna, Inc.*	54,489	8,322,650
Myriad Genetics, Inc.*	10,315	180,925
Neurocrine Biosciences, Inc.*	12,876	1,222,447
OPKO Health, Inc.*(b)	92,490	429,154
Orchard Therapeutics plc, ADR*	8,357	42,370
PDL BioPharma, Inc.*	15,753	39,855
Precigen, Inc.*(b)	23,796	188,464

See accompanying notes to the financial statements.

68 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Precision BioSciences, Inc.*	7,229	$90,146
Prevail Therapeutics, Inc.*	4,725	48,526
ProQR Therapeutics NV*	6,924	27,281
Protagonist Therapeutics, Inc.*	5,082	122,781
Prothena Corp. plc*	5,513	62,407
PTC Therapeutics, Inc.*	9,347	584,842
Puma Biotechnology, Inc.*	5,475	61,594
Radius Health, Inc.*	6,417	101,260
Regeneron Pharmaceuticals, Inc.*	14,263	7,360,136
REGENXBIO, Inc.*	5,156	179,635
Rhythm Pharmaceuticals, Inc.*	6,091	188,516
Rigel Pharmaceuticals, Inc.*	23,326	70,678
Rocket Pharmaceuticals, Inc.*	7,619	235,884
Rubius Therapeutics, Inc.*	11,151	69,917
Sage Therapeutics, Inc.*	7,161	530,558
Sangamo Therapeutics, Inc.*	19,470	194,505
Sarepta Therapeutics, Inc.*	10,840	1,526,922
Scholar Rock Holding Corp.*	4,111	204,810
Seagen, Inc.*	24,031	4,092,720
Seres Therapeutics, Inc.*	12,332	340,486
Solid Biosciences, Inc.*	6,254	20,701
Spectrum Pharmaceuticals, Inc.*	20,120	94,765
Stoke Therapeutics, Inc.*	4,588	238,989
Syros Pharmaceuticals, Inc.*	6,320	51,508
Translate Bio, Inc.*	10,252	227,799
Travere Therapeutics, Inc.*	7,031	161,221
Turning Point Therapeutics, Inc.*	6,450	686,925
Twist Bioscience Corp.*	6,167	689,101
Ultragenyx Pharmaceutical, Inc.*	8,366	991,706
uniQure NV*	6,137	295,067
United Therapeutics Corp.*	6,133	813,481
UNITY Biotechnology, Inc.*(b)	7,182	43,307
UroGen Pharma Ltd.*	3,038	63,038
Vanda Pharmaceuticals, Inc.*	7,546	92,137
Veracyte, Inc.*	7,813	425,887
Vertex Pharmaceuticals, Inc.*	35,548	8,096,057
Voyager Therapeutics, Inc.*	5,168	42,998
XBiotech, Inc.*(b)	4,002	76,278
Xencor, Inc.*	7,906	334,582
Y-mAbs Therapeutics, Inc.*	5,522	280,904
Zai Lab Ltd., ADR*	7,606	842,593
		107,183,229
Chemicals — 0.1%
Amyris, Inc.*(b)	28,134	82,151
Health Care Equipment & Supplies — 1.1%
Axonics Modulation Technologies, Inc.*	5,458	239,552
Cerus Corp.*	22,948	152,604
Novocure Ltd.*	13,951	1,752,943
		2,145,099
Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Providers & Services — 0.9%
Castle Biosciences, Inc.*	2,719	$129,316
Guardant Health, Inc.*	13,730	1,662,977
PetIQ, Inc.*	3,441	99,032
		1,891,325
Life Sciences Tools & Services — 6.3%
Adaptive Biotechnologies Corp.*	18,750	904,125
Bio-Techne Corp.	5,320	1,613,609
Compugen Ltd.*(b)	11,439	146,877
Illumina, Inc.*	19,930	6,419,254
Luminex Corp.	6,399	151,848
Medpace Holdings, Inc.*	4,889	627,552
NanoString Technologies, Inc.*	5,162	256,242
Pacific Biosciences of California, Inc.*	24,405	385,843
Personalis, Inc.*	5,307	146,102
PRA Health Sciences, Inc.*	8,832	990,950
Quanterix Corp.*	4,352	187,963
Syneos Health, Inc.*	14,405	948,425
		12,778,790
Pharmaceuticals — 4.9%
Adicet Bio, Inc.*(b)	2,703	33,328
Aerie Pharmaceuticals, Inc.*	6,424	79,722
Amphastar Pharmaceuticals, Inc.*	6,556	116,435
ANI Pharmaceuticals, Inc.*	1,700	50,252
Arvinas, Inc.*	5,410	130,922
Axsome Therapeutics, Inc.*	5,147	373,106
BioDelivery Sciences International, Inc.*	13,939	52,968
Cara Therapeutics, Inc.*	6,472	94,944
Chiasma, Inc.*	7,981	34,159
Collegium Pharmaceutical, Inc.*	4,765	88,105
Cymabay Therapeutics, Inc.*	9,512	71,340
Endo International plc*	31,733	161,204
Evolus, Inc.*(b)	4,662	17,389
EyePoint Pharmaceuticals, Inc.*(b)	17,219	9,384
GW Pharmaceuticals plc, ADR*(b)	4,132	578,811
Horizon Therapeutics plc*	30,140	2,122,760
Hutchison China MediTech Ltd., ADR*	6,780	210,180
Innoviva, Inc.*	14,001	146,380
Intra-Cellular Therapies, Inc.*	10,894	257,534
Jazz Pharmaceuticals plc*	7,657	1,077,416
Nektar Therapeutics*	24,703	404,882
NGM Biopharmaceuticals, Inc.*	9,503	225,221
Omeros Corp.*(b)	8,624	99,952
Optinose, Inc.*(b)	7,174	29,055
Osmotica Pharmaceuticals plc*(b)	8,805	53,887
Pacira BioSciences, Inc.*	5,902	357,602
Reata Pharmaceuticals, Inc., Class A*	3,946	602,752
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 69

Investments	Shares	Value
Common Stocks (a) (continued)
Revance Therapeutics, Inc.*	9,102	$219,722
Sanofi, ADR	29,148	1,463,230
SIGA Technologies, Inc.*	10,787	74,754
Supernus Pharmaceuticals, Inc.*	7,274	154,936
TherapeuticsMD, Inc.*(b)	37,597	50,380
Theravance Biopharma, Inc.*	8,772	145,527
Tricida, Inc.*	6,910	50,512
WaVe Life Sciences Ltd.*	4,837	42,662
Xeris Pharmaceuticals, Inc.*	6,391	27,865
Zogenix, Inc.*	7,655	164,047
		9,873,325
Total Common Stocks (Cost $151,676,424)		133,953,919
	Number of Rights
Rights — 0.0% (c)
Biotechnology — 0.0% (c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	25,307	11,641
Diversified Financial Services — 0.0%
Contra Restorbio, Inc., CVR*(b)(d)(e)	835	—
Total Rights (Cost $11,641)		11,641
	Shares
Securities Lending Reinvestments (f) — 0.7%
Investment Companies — 0.7%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $1,328,924)	1,328,924	1,328,924
	Principal Amount
Short-Term Investments — 5.3%
Repurchase Agreements (g) — 5.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $10,746,438 (Cost $10,746,418)	$10,746,418	10,746,418
Total Investments — 72.4% (Cost $163,763,407)		146,040,902
Other assets less liabilities — 27.6%		55,794,036
Net Assets — 100.0%		$201,834,938

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $24,357,913.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $2,394,783, collateralized in the form of cash with a value of $1,328,924 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,089,163 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 10, 2020 - May 15, 2050; a total value of $2,418,087.

(c)  Represents less than 0.05% of net assets.

(d)  Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.

(e)  Illiquid security.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $1,328,924.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,511,580
Aggregate gross unrealized depreciation	(29,420,660)
Net unrealized appreciation	$25,090,920
Federal income tax cost	$164,115,994

See accompanying notes to the financial statements.

70 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
24,916,219	12/6/2021	Bank of America NA	0.13%	iShares® Nasdaq Biotechnology ETF	1,242,473
34,561,712	12/7/2020	Bank of America NA	0.23%	NASDAQ Biotechnology Index®	10,165,937
59,477,931					11,408,410	(11,054,051)	—	354,359
20,745,656	12/6/2021	Citibank NA	0.25%	NASDAQ Biotechnology Index®	911,703	—	(690,000)	221,703
8,111,529	11/8/2021	Credit Suisse International	0.33%	NASDAQ Biotechnology Index®	3,108,994	—	(2,930,000)	178,994
12,178,680	12/7/2020	Goldman Sachs International	0.60%	NASDAQ Biotechnology Index®	4,028,350
35,676,071	12/7/2020	Goldman Sachs International	0.13%	iShares® Nasdaq Biotechnology ETF	7,951,787
47,854,751					11,980,137	(11,805,981)	—	174,156
6,735,997	1/6/2021	Morgan Stanley & Co. International plc	0.08%	iShares® Nasdaq Biotechnology ETF	1,721,040
9,696,488	1/6/2021	Morgan Stanley & Co. International plc	0.48%	NASDAQ Biotechnology Index®	1,638,399
16,432,485					3,359,439	(3,270,000)	—	89,439
77,722,201	1/6/2021	Societe Generale	0.43%	NASDAQ Biotechnology Index®	5,819,678	(5,131,189)	(1,129)	687,360
38,098,225	11/8/2021	UBS AG	0.13%	NASDAQ Biotechnology Index®	6,577,651	(1,511,140)	(4,676,130)	390,381
268,442,778					43,166,012
				Total Unrealized Appreciation	43,166,012

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 71

Investments	Shares	Value
Common Stocks (a) — 76.9%
Electric Utilities — 0.7%
OGE Energy Corp.	22,596	$731,884
Energy Equipment & Services — 6.6%
Baker Hughes Co.	74,096	1,387,077
Halliburton Co.	99,171	1,645,247
National Oilwell Varco, Inc.	43,836	537,429
Schlumberger NV	156,705	3,257,897
TechnipFMC plc	47,684	396,254
		7,223,904
Oil, Gas & Consumable Fuels — 68.8%
Apache Corp.	42,613	549,282
Cabot Oil & Gas Corp.	44,995	788,312
Cheniere Energy, Inc.*	25,913	1,469,008
Chevron Corp.	217,318	18,945,783
Cimarex Energy Co.	11,520	414,144
Concho Resources, Inc.	22,207	1,276,458
ConocoPhillips	121,085	4,790,123
Continental Resources, Inc. (b)	7,008	107,783
Devon Energy Corp.	43,217	604,606
Diamondback Energy, Inc.	17,815	711,887
EOG Resources, Inc.	65,730	3,081,422
EQT Corp.	31,093	462,664
Equitrans Midstream Corp.	45,894	374,495
Exxon Mobil Corp.	477,328	18,200,517
Hess Corp.	30,861	1,456,022
HollyFrontier Corp.	16,830	393,654
Kinder Morgan, Inc.	219,760	3,160,149
Marathon Oil Corp.	89,122	527,602
Marathon Petroleum Corp.	73,459	2,856,086
Occidental Petroleum Corp.	94,509	1,489,462
ONEOK, Inc.	50,149	1,798,845
Ovintiv, Inc.	29,336	374,327
Parsley Energy, Inc., Class A	33,685	422,073
Phillips 66	49,300	2,986,594
Pioneer Natural Resources Co.	18,542	1,864,954
Targa Resources Corp.	26,327	618,685
Valero Energy Corp.	46,030	2,475,033
Williams Cos., Inc. (The)	137,000	2,874,260
WPX Energy, Inc.*	45,598	324,658
		75,398,888
Semiconductors & Semiconductor Equipment — 0.8%
First Solar, Inc.*	9,525	889,922
Total Common Stocks (Cost $75,870,879)		84,244,598
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $63,342)	63,342	$63,342
	Principal Amount
Short-Term Investments — 17.5%
Repurchase Agreements (d) — 17.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $19,195,603 (Cost $19,195,564)	$19,195,564	19,195,564
Total Investments — 94.5% (Cost $95,129,785)		103,503,504
Other assets less liabilities — 5.5%		6,069,913
Net Assets — 100.0%		$109,573,417

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $25,200,771.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $105,215, collateralized in the form of cash with a value of $63,342 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $54,724 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $118,066.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $63,342.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,854,773
Aggregate gross unrealized depreciation	(20,320,909)
Net unrealized depreciation	$(4,466,136)
Federal income tax cost	$96,662,721

See accompanying notes to the financial statements.

72 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
10,775,854	12/7/2020	Bank of America NA	0.13%	iShares® U.S. Energy ETF	1,362,929
43,935,120	12/7/2020	Bank of America NA	0.43%	Dow Jones U.S. Oil & GasSM Index	1,277,776
54,710,974					2,640,705	(2,640,705)	—	—
5,673,525	12/6/2021	Citibank NA	0.40%	Dow Jones U.S. Oil & GasSM Index	1,187,156	—	(1,187,156)	—
6,148,183	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. Oil & GasSM Index	(3,264,372)	—	3,264,372	—
12,616,736	12/7/2020	Goldman Sachs International	0.13%	iShares® U.S. Energy ETF	(4,260,524)
13,745,131	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. Oil & GasSM Index	(1,579,819)
26,361,867					(5,840,343)	672,449	5,167,894	—
2,931,694	1/6/2021	Morgan Stanley & Co. International plc	(0.13)%	Dow Jones U.S. Oil & GasSM Index	(1,130,857)
5,984,769	1/6/2021	Morgan Stanley & Co. International plc	0.18%	iShares® U.S. Energy ETF	(1,043,962)
8,916,463					(2,174,819)	—	2,174,819	—
9,900,098	1/6/2021	Societe Generale	0.63%	Dow Jones U.S. Oil & GasSM Index	(6,396,216)	2,533,158	3,489,556	(373,502)
23,092,268	11/8/2021	UBS AG	0.13%	Dow Jones U.S. Oil & GasSM Index	2,540,970	(2,513,940)	(27,030)	—
134,803,378					(11,306,919)
				Total Unrealized Appreciation	6,368,831
				Total Unrealized Depreciation	(17,675,750)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 73

Investments	Shares	Value
Common Stocks (a) — 79.6%
Automobiles — 3.4%
Tesla, Inc.*	214,088	$121,516,349
Beverages — 1.8%
Keurig Dr Pepper, Inc.	320,897	9,771,314
Monster Beverage Corp.*	121,176	10,273,301
PepsiCo, Inc.	318,145	45,886,053
		65,930,668
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	50,352	6,148,483
Amgen, Inc.	134,579	29,881,921
Biogen, Inc.*	36,372	8,735,463
BioMarin Pharmaceutical, Inc.*	41,668	3,279,272
Gilead Sciences, Inc.	288,065	17,476,903
Incyte Corp.*	50,244	4,247,628
Moderna, Inc.*	90,670	13,848,936
Regeneron Pharmaceuticals, Inc.*	24,035	12,402,781
Seagen, Inc.*	39,979	6,808,823
Vertex Pharmaceuticals, Inc.*	59,849	13,630,610
		116,460,820
Commercial Services & Supplies — 0.4%
Cintas Corp.	23,776	8,447,613
Copart, Inc.*	53,944	6,227,835
		14,675,448
Communications Equipment — 1.2%
Cisco Systems, Inc.	970,141	41,735,466
Diversified Telecommunication Services — 0.1%
Liberty Global plc, Class A*	41,881	943,160
Liberty Global plc, Class C*	91,640	1,983,090
		2,926,250
Electric Utilities — 0.5%
Exelon Corp.	223,914	9,196,148
Xcel Energy, Inc.	120,710	8,131,025
		17,327,173
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	32,775	4,276,810
Entertainment — 2.3%
Activision Blizzard, Inc.	177,348	14,095,619
Electronic Arts, Inc.*	66,346	8,475,702
NetEase, Inc., ADR	82,392	7,445,765
Netflix, Inc.*	101,324	49,719,687
Take-Two Interactive Software, Inc.*	26,283	4,744,344
		84,481,117
Investments	Shares	Value
Common Stocks (a) (continued)
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	101,445	$39,743,108
Walgreens Boots Alliance, Inc.	199,094	7,567,563
		47,310,671
Food Products — 0.8%
Kraft Heinz Co. (The)	280,904	9,252,978
Mondelez International, Inc., Class A	328,200	18,855,090
		28,108,068
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc.*	18,103	8,712,793
DexCom, Inc.*	21,998	7,032,321
IDEXX Laboratories, Inc.*	19,537	9,006,166
Intuitive Surgical, Inc.*	26,905	19,534,375
		44,285,655
Health Care Technology — 0.1%
Cerner Corp.	70,162	5,250,924
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A	74,514	9,453,591
Starbucks Corp.	268,592	26,327,388
		35,780,979
Interactive Media & Services — 9.6%
Alphabet, Inc., Class A*	62,104	108,955,257
Alphabet, Inc., Class C*	60,093	105,808,149
Baidu, Inc., ADR*	64,596	8,978,198
Facebook, Inc., Class A*	433,078	119,949,614
		343,691,218
Internet & Direct Marketing Retail — 10.2%
Amazon.com, Inc.*	90,211	285,792,056
Booking Holdings, Inc.*	9,414	19,095,828
eBay, Inc.	160,795	8,108,892
Expedia Group, Inc.	31,175	3,880,976
JD.com, Inc., ADR*	210,894	17,999,803
MercadoLibre, Inc.*	11,413	17,728,155
Pinduoduo, Inc., ADR*	66,296	9,202,548
Trip.com Group Ltd., ADR*	120,164	4,036,309
		365,844,567
IT Services — 3.2%
Automatic Data Processing, Inc.	98,785	17,176,736
Cognizant Technology Solutions Corp., Class A	124,585	9,733,826
Fiserv, Inc.*	153,855	17,721,019
Paychex, Inc.	82,442	7,679,472
PayPal Holdings, Inc.*	269,587	57,723,968
VeriSign, Inc.*	26,387	5,296,399
		115,331,420

See accompanying notes to the financial statements.

74 :: QLD ULTRA QQQ :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	33,543	$10,803,865
Machinery — 0.2%
PACCAR, Inc.	79,540	6,924,752
Media — 2.6%
Charter Communications, Inc., Class A*	47,087	30,700,253
Comcast Corp., Class A	1,047,427	52,622,733
Fox Corp., Class A	78,972	2,277,553
Fox Corp., Class B	59,980	1,702,232
Sirius XM Holdings, Inc.	997,256	6,472,191
		93,774,962
Multiline Retail — 0.2%
Dollar Tree, Inc.*	54,525	5,956,311
Professional Services — 0.2%
Verisk Analytics, Inc.	37,315	7,399,938
Road & Rail — 0.4%
CSX Corp.	175,795	15,830,340
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.*	269,755	24,995,498
Analog Devices, Inc.	84,829	11,798,017
Applied Materials, Inc.	209,838	17,307,438
ASML Holding NV (Registered), NYRS	17,539	7,677,346
Broadcom, Inc.	91,850	36,885,123
Intel Corp.	977,184	47,246,846
KLA Corp.	35,724	9,001,376
Lam Research Corp.	33,460	15,146,004
Maxim Integrated Products, Inc.	61,271	5,087,944
Microchip Technology, Inc.	58,009	7,795,830
Micron Technology, Inc.*	255,264	16,359,870
NVIDIA Corp.	141,764	75,994,010
NXP Semiconductors NV	64,151	10,162,801
QUALCOMM, Inc.	259,246	38,153,234
Skyworks Solutions, Inc.	38,382	5,418,387
Texas Instruments, Inc.	210,450	33,935,063
Xilinx, Inc.	56,129	8,169,576
		371,134,363
Software — 12.7%
Adobe, Inc.*	110,216	52,735,049
ANSYS, Inc.*	19,716	6,665,191
Autodesk, Inc.*	50,354	14,110,701
Cadence Design Systems, Inc.*	64,049	7,448,899
Check Point Software Technologies Ltd.*	32,204	3,789,767
Investments	Shares	Value
Common Stocks (a) (continued)
Citrix Systems, Inc.	28,381	$3,516,974
DocuSign, Inc.*	42,517	9,688,774
Intuit, Inc.	60,152	21,174,707
Microsoft Corp.	1,363,100	291,798,817
Splunk, Inc.*	36,492	7,450,937
Synopsys, Inc.*	34,877	7,934,517
Workday, Inc., Class A*	40,673	9,142,884
Zoom Video Communications, Inc., Class A*	41,843	20,016,017
		455,473,234
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.*	17,018	7,529,444
Ross Stores, Inc.	81,784	8,793,416
Ulta Beauty, Inc.*	12,944	3,564,777
		19,887,637
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc.	3,080,550	366,739,477
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	28,571	10,577,556
Trading Companies & Distributors — 0.2%
Fastenal Co.	131,809	6,517,955
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.*	284,413	37,809,864
Total Common Stocks (Cost $2,328,601,077)		2,863,763,857
	Principal Amount
Short-Term Investments — 2.2%
Repurchase Agreements (b) — 2.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $78,533,749 (Cost $78,533,593)	$78,533,593	78,533,593
Total Investments — 81.8% (Cost $2,407,134,670)		2,942,297,450
Other assets less liabilities — 18.2%		653,755,387
Net Assets — 100.0%		$3,596,052,837

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $326,323,580.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA QQQ QLD :: 75

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR   American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,174,165,211
Aggregate gross unrealized depreciation	(43,637,069)
Net unrealized appreciation	$1,130,528,142
Federal income tax cost	$2,409,731,015

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	634	12/18/2020	USD	$155,672,360	$11,960,461

Swap Agreementsa

Ultra QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
403,569,576	12/7/2020	Bank of America NA	0.43%	NASDAQ-100 Index®	153,508,340	(153,359,664)	—	148,676
970,743,088	11/8/2021	BNP Paribas SA	0.63%	NASDAQ-100 Index®	13,669,731	(13,121,167)	—	548,564
90,258,030	12/6/2021	Citibank NA	0.39%	NASDAQ-100 Index®	1,077,014	—	(1,010,000)	67,014
504,853,636	11/8/2021	Credit Suisse International	0.58%	NASDAQ-100 Index®	5,458,801	—	(5,050,000)	408,801
56,667,370	12/6/2021	Goldman Sachs International	0.65%	NASDAQ-100 Index®	72,783,561
518,357,078	12/7/2020	Goldman Sachs International	0.45%	PowerShares QQQ TrustSM, Series 1	233,578,200
575,024,448					306,361,761	(306,361,761)	—	—
72,579,381	1/6/2021	Morgan Stanley & Co. International plc	0.20%	NASDAQ-100 Index®	9,110,162
435,971,255	1/6/2021	Morgan Stanley & Co. International plc	0.53%	PowerShares QQQ TrustSM, Series 1	58,875,723
508,550,636					67,985,885	(67,985,885)	—	—

See accompanying notes to the financial statements.

76 :: QLD ULTRA QQQ :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
335,452,674	1/6/2021	Societe Generale	0.43%	NASDAQ-100 Index®	26,599,106	(26,599,106)	—	—
784,890,309	12/6/2021	UBS AG	0.93%	NASDAQ-100 Index®	11,340,608	(10,893,205)	—	447,403
4,173,342,397					586,001,246
				Total Unrealized Appreciation	586,001,246

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA QQQ QLD :: 77

Investments	Shares	Value
Common Stocks (a) — 75.2%
Equity Real Estate Investment Trusts (REITs) — 68.5%
Alexandria Real Estate Equities, Inc.	6,465	$1,058,514
American Campus Communities, Inc.	7,587	301,963
American Homes 4 Rent, Class A	14,694	422,012
American Tower Corp.	24,451	5,653,072
Americold Realty Trust	11,224	383,075
Apartment Investment and Management Co., Class A	10,009	303,773
AvalonBay Communities, Inc.	7,758	1,292,405
Boston Properties, Inc.	7,808	766,433
Brixmor Property Group, Inc.	16,340	249,512
Camden Property Trust	5,368	530,519
CoreSite Realty Corp.	2,345	294,040
Corporate Office Properties Trust	6,183	164,653
Cousins Properties, Inc.	8,189	273,595
Crown Castle International Corp.	23,134	3,876,564
CubeSmart	10,680	347,420
CyrusOne, Inc.	6,443	450,430
Digital Realty Trust, Inc.	14,829	1,998,208
Douglas Emmett, Inc.	9,087	281,424
Duke Realty Corp.	20,428	777,490
EastGroup Properties, Inc.	2,169	295,700
Equinix, Inc.	4,881	3,405,913
Equity Commonwealth	6,699	177,591
Equity LifeStyle Properties, Inc.	9,338	547,113
Equity Residential	18,877	1,093,356
Essex Property Trust, Inc.	3,595	883,939
Extra Space Storage, Inc.	7,114	801,961
Federal Realty Investment Trust	3,793	330,825
First Industrial Realty Trust, Inc.	7,012	293,663
Gaming and Leisure Properties, Inc.	11,433	474,927
Healthcare Realty Trust, Inc.	7,502	221,309
Healthcare Trust of America, Inc., Class A	12,047	313,583
Healthpeak Properties, Inc.	29,673	856,363
Highwoods Properties, Inc.	5,727	219,344
Host Hotels & Resorts, Inc.	38,874	545,402
Hudson Pacific Properties, Inc.	8,453	219,778
Invitation Homes, Inc.	30,893	882,922
Iron Mountain, Inc.	15,883	436,783
JBG SMITH Properties	6,195	190,434
Kilroy Realty Corp.	5,778	353,383
Kimco Realty Corp.	23,839	344,235
Lamar Advertising Co., Class A	4,762	379,103
Lexington Realty Trust	15,256	155,764
Life Storage, Inc.	2,586	283,736
Medical Properties Trust, Inc.	29,150	565,510
Mid-America Apartment Communities, Inc.	6,304	795,313
National Health Investors, Inc.	2,461	159,128
National Retail Properties, Inc.	9,566	360,638
Investments	Shares	Value
Common Stocks (a) (continued)
Omega Healthcare Investors, Inc.	12,512	$440,673
Physicians Realty Trust	11,473	199,057
PotlatchDeltic Corp.	3,686	171,546
Prologis, Inc.	40,725	4,074,536
PS Business Parks, Inc.	1,106	145,771
Public Storage	8,383	1,881,648
Rayonier, Inc.	7,523	211,923
Realty Income Corp.	19,020	1,140,629
Regency Centers Corp.	8,696	396,364
Rexford Industrial Realty, Inc.	6,824	327,006
Sabra Health Care REIT, Inc.	11,329	186,702
SBA Communications Corp.	6,171	1,772,188
Simon Property Group, Inc.	17,902	1,478,168
SL Green Realty Corp.	4,038	233,800
Spirit Realty Capital, Inc.	5,680	209,251
STORE Capital Corp.	12,573	409,377
Sun Communities, Inc.	5,417	752,963
Taubman Centers, Inc.	3,402	145,333
UDR, Inc.	16,265	625,715
Ventas, Inc.	20,555	984,790
VEREIT, Inc.	59,417	421,267
VICI Properties, Inc.	29,417	743,956
Vornado Realty Trust	8,640	336,182
Welltower, Inc.	23,003	1,448,729
Weyerhaeuser Co.	41,136	1,194,589
WP Carey, Inc.	9,587	663,516
		55,608,497
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AGNC Investment Corp.	30,621	467,889
Annaly Capital Management, Inc.	77,328	618,624
Blackstone Mortgage Trust, Inc., Class A	8,058	209,347
New Residential Investment Corp.	22,915	212,193
Starwood Property Trust, Inc.	15,679	281,281
		1,789,334
Professional Services — 2.4%
CoStar Group, Inc.*	2,171	1,976,847
Real Estate Management & Development — 2.1%
CBRE Group, Inc., Class A*	18,482	1,129,990
Howard Hughes Corp. (The)*	2,485	180,734
Jones Lang LaSalle, Inc.*	2,855	377,688
		1,688,412
Total Common Stocks (Cost $69,368,712)		61,063,090

See accompanying notes to the financial statements.

78 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 35.5%
Repurchase Agreements (b) — 35.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $28,781,546 (Cost $28,781,489)	$28,781,489	$28,781,489
Total Investments — 110.7% (Cost $98,150,201)		89,844,579
Liabilities in excess of other assets — (10.7%)		(8,671,158)
Net Assets — 100.0%		$81,173,421

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $32,962,163.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,212,880
Aggregate gross unrealized depreciation	(32,818,588)
Net unrealized depreciation	$(29,605,708)
Federal income tax cost	$98,164,012

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 79

Swap Agreementsa

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
11,402,389	11/8/2021	Bank of America NA	0.38%	iShares® U.S. Real Estate ETF	825,837
13,285,556	12/7/2020	Bank of America NA	1.08%	Dow Jones U.S. Real EstateSM Index	(3,199,208)
24,687,945					(2,373,371)	1,971,529	401,842	—
22,274,357	12/7/2020	BNP Paribas SA	0.68%	Dow Jones U.S. Real EstateSM Index	(5,517,329)	5,291,121	226,208	—
4,997,657	1/20/2021	Citibank NA	0.80%	Dow Jones U.S. Real EstateSM Index	(399,626)	—	399,626	—
6,645,645	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. Real EstateSM Index	(181,299)	—	181,299	—
4,561,861	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. Real EstateSM Index	(412,340)
11,073,914	12/7/2020	Goldman Sachs International	0.13%	iShares® U.S. Real Estate ETF	(824,867)
15,635,775					(1,237,207)	—	1,237,207	—
168,323	1/6/2021	Morgan Stanley & Co. International plc	0.09%	Dow Jones U.S. Real EstateSM Index	(13,898)
275,410	1/6/2021	Morgan Stanley & Co. International plc	0.08%	iShares® U.S. Real Estate ETF	(16,605)
443,733					(30,503)	—	30,503	—
23,996,790	1/6/2021	Societe Generale	0.78%	Dow Jones U.S. Real EstateSM Index	(6,159,335)	718,930	5,440,405	—
2,846,675	11/8/2021	UBS AG	0.48%	Dow Jones U.S. Real EstateSM Index	(5,387,605)	5,376,051	11,554	—
101,528,577					(21,286,275)
				Total Unrealized Appreciation	825,837
				Total Unrealized Depreciation	(22,112,112)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

80 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 60.4%
Amicus Therapeutics, Inc.* (Biotechnology)	0.2%	34,843	$797,556
Appian Corp.*(b) (Software)	0.1%	4,881	683,340
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.2%	13,744	859,412
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.2%	18,769	769,341
Blackline, Inc.* (Software)	0.2%	6,875	844,937
Blueprint Medicines Corp.* (Biotechnology)	0.2%	7,588	820,111
Brookfield Renewable Corp. (Independent Power and Renewable Electricity Producers)	0.1%	9,365	741,240
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	9,956	726,688
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	0.3%	22,727	1,548,164
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.2%	5,212	937,743
Darling Ingredients, Inc.* (Food Products)	0.2%	22,055	1,064,815
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	3,835	976,353
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	5,298	722,276
EMCOR Group, Inc. (Construction & Engineering)	0.1%	7,445	641,610
Essent Group Ltd. (Thrifts & Mortgage Finance)	0.1%	15,125	663,383
Freshpet, Inc.* (Food Products)	0.1%	5,311	726,970
Halozyme Therapeutics, Inc.* (Biotechnology)	0.1%	18,609	727,612
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	10,328	740,414
Helen of Troy Ltd.* (Household Durables)	0.1%	3,466	700,097
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	13,819	934,855
Inspire Medical Systems, Inc.* (Health Care Technology)	0.1%	3,592	667,178
Invitae Corp.* (Biotechnology)	0.2%	15,815	785,215
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	0.2%	3,759	919,113
Kinsale Capital Group, Inc. (Insurance)	0.1%	2,898	695,984
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.2%	18,429	$771,254
LHC Group, Inc.* (Health Care Providers & Services)	0.2%	4,160	816,691
Lithia Motors, Inc., Class A (Specialty Retail)	0.2%	3,500	1,012,550
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.1%	5,551	706,809
Mirati Therapeutics, Inc.* (Biotechnology)	0.3%	5,654	1,344,804
Natera, Inc.* (Biotechnology)	0.2%	9,699	856,131
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.1%	14,200	675,636
Nevro Corp.* (Health Care Equipment & Supplies)	0.1%	4,607	742,879
Novavax, Inc.* (Biotechnology)	0.2%	8,453	1,179,194
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	0.3%	20,841	1,458,870
Performance Food Group Co.* (Food & Staples Retailing)	0.2%	17,947	778,541
Plug Power, Inc.* (Electrical Equipment)	0.3%	51,325	1,354,467
Q2 Holdings, Inc.* (Software)	0.2%	6,804	771,369
Redfin Corp.* (Real Estate Management & Development)	0.1%	13,285	636,219
RH* (Specialty Retail)	0.2%	2,139	969,309
Saia, Inc.* (Road & Rail)	0.1%	3,605	629,217
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	5,938	695,993
SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	0.2%	6,015	830,671
South State Corp. (Banks)	0.1%	9,588	637,342
Stifel Financial Corp. (Capital Markets)	0.1%	9,136	633,156
Sunrun, Inc.* (Electrical Equipment)	0.3%	20,004	1,281,856
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	7,382	880,304
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.1%	8,996	681,897
TopBuild Corp.* (Household Durables)	0.2%	4,534	789,959
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.2%	8,444	1,000,952
YETI Holdings, Inc.* (Leisure Products)	0.1%	10,963	692,533
Other Common Stocks (b)	52.1%	12,421,288	266,169,736
Total Common Stocks (Cost $299,951,108)			308,692,746

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 81

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0%
ANI Pharmaceuticals, Inc., CVR*(c)(d)	0.0%	2	$—
Contra Aduro Biotech I, CVR*(c)(d)	0.0%	687	—
Omthera Pharmaceuticals, Inc., CVR*(c)(d)	0.0%	3,327	—
Oncternal Therapeutics, Inc., CVR*(c)(d)	0.0%	42	—
Tobira Therapeutics, Inc., CVR*(c)(d)	0.0%	756	—
Total Rights (Cost $1,953)			—
		Shares
Securities Lending Reinvestments (e) — 1.4%
Investment Companies — 1.4%

BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $6,937,416) 1.4%	6,937,416	6,937,416

	Principal Amount
Short-Term Investments — 30.5%
Repurchase Agreements (f) — 30.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $155,811,388 (Cost $155,811,079)	$155,811,079	155,811,079
Total Investments — 92.3% (Cost $462,701,556)		471,441,241
Other assets less liabilities — 7.7%		39,361,764
Net assets — 100.0%		$510,803,005

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,172,136.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $7,928,552, collateralized in the form of cash with a value of $6,937,416 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,587,679 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 10, 2020 - May 15, 2050; a total value of $8,525,095.

(c)  Illiquid security.

(d)  Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(e)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $6,937,416.

(f)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,171,988
Aggregate gross unrealized depreciation	(24,609,959)
Net unrealized appreciation	$13,562,029
Federal income tax cost	$467,474,928

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	419	12/18/2020	USD	$38,131,095	$1,089,173

See accompanying notes to the financial statements.

82 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
152,349,871	12/6/2021	Bank of America NA	(0.37)%	Russell 2000® Index	3,187,916	(3,187,916)	—	—
18,411,119	11/8/2021	BNP Paribas SA	0.03%	Russell 2000® Index	1,281,203	(1,281,203)	—	—
16,367,461	12/6/2021	Citibank NA	0.24%	Russell 2000® Index	2,217,878	—	(2,217,878)	—
248,580,133	11/8/2021	Credit Suisse International	0.43%	Russell 2000® Index	(12,414,830)	—	12,414,830	—
106,565,020	12/7/2020	Goldman Sachs International	0.35%	Russell 2000® Index	(424,931)	422,371	2,560	—
4,356,649	1/6/2021	Morgan Stanley & Co. International plc	(0.23)%	Russell 2000® Index	(4,413,048)
11,030,357	1/6/2021	Morgan Stanley & Co. International plc	0.03%	iShares® Russell 2000 ETF	2,341,637
15,387,006					(2,071,411)	155	1,797,775	(273,481)
84,454,207	1/6/2021	Societe Generale	0.43%	Russell 2000® Index	16,533,871	(16,533,871)	—	—
33,049,751	11/8/2021	UBS AG	0.13%	Russell 2000® Index	196,847	(196,847)	—	—
675,164,568					8,506,543
				Total Unrealized Appreciation	25,759,352
				Total Unrealized Depreciation	(17,252,809)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 83

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	0.5%
Air Freight & Logistics	0.2%
Airlines	0.2%
Auto Components	0.9%
Automobiles	0.0%*
Banks	4.7%
Beverages	0.2%
Biotechnology	6.7%
Building Products	0.9%
Capital Markets	0.9%
Chemicals	1.1%
Commercial Services & Supplies	1.2%
Communications Equipment	0.5%
Construction & Engineering	0.8%
Construction Materials	0.1%
Consumer Finance	0.4%
Containers & Packaging	0.1%
Distributors	0.0%*
Diversified Consumer Services	0.4%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.4%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	1.4%
Energy Equipment & Services	0.4%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	3.4%
Food & Staples Retailing	0.5%
Food Products	0.9%
Gas Utilities	0.6%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	1.6%
Health Care Technology	0.7%
Hotels, Restaurants & Leisure	2.2%
Household Durables	1.3%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.4%
Industrial Conglomerates	0.0%*
Insurance	1.4%
Interactive Media & Services	0.2%
Internet & Direct Marketing Retail	0.4%
IT Services	1.2%
Leisure Products	0.4%
Life Sciences Tools & Services	0.5%
Machinery	2.3%
Marine	0.1%
Media	0.5%
Metals & Mining	1.0%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Multiline Retail	0.1%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	0.8%

See accompanying notes to the financial statements.

84 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Paper & Forest Products	0.3%
Personal Products	0.2%
Pharmaceuticals	0.9%
Professional Services	0.8%
Real Estate Management & Development	0.4%
Road & Rail	0.3%
Semiconductors & Semiconductor Equipment	1.8%
Software	3.3%
Specialty Retail	1.8%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	1.0%
Tobacco	0.1%
Trading Companies & Distributors	0.9%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[a]	39.6%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 85

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 79.1%
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	135,489	$14,662,620
AbbVie, Inc. (Biotechnology)	0.5%	135,041	14,122,588
Accenture plc, Class A (IT Services)	0.4%	48,680	12,125,701
Adobe, Inc.* (Software)	0.6%	36,703	17,561,284
Alphabet, Inc., Class A* (Interactive Media & Services)	1.4%	22,991	40,335,410
Alphabet, Inc., Class C* (Interactive Media & Services)	1.4%	22,465	39,555,024
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.6%	32,577	103,205,239
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.0%	1,230,125	146,446,381
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	545,187	15,674,126
Bank of America Corp. (Banks)	0.6%	583,401	16,428,572
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.2%	151,675	34,719,924
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	172,466	10,761,878
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	30,774	12,358,223
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	147,300	12,841,614
Cisco Systems, Inc. (Communications Equipment)	0.5%	323,932	13,935,555
Coca-Cola Co. (The) (Beverages)	0.5%	295,809	15,263,744
Comcast Corp., Class A (Media)	0.6%	348,817	17,524,566
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	33,784	13,235,558
Danaher Corp. (Health Care Equipment & Supplies)	0.4%	48,312	10,852,325
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.4%	323,534	12,336,351
Facebook, Inc., Class A* (Interactive Media & Services)	1.7%	183,937	50,945,031
Home Depot, Inc. (The) (Specialty Retail)	0.8%	82,367	22,849,430
Honeywell International, Inc. (Industrial Conglomerates)	0.4%	53,699	10,950,300
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	325,429	15,734,492
Johnson & Johnson (Pharmaceuticals)	1.0%	201,458	29,146,943
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
JPMorgan Chase & Co. (Banks)	0.9%	233,196	$27,489,145
Linde plc (Chemicals)	0.4%	40,199	10,307,828
Mastercard, Inc., Class A (IT Services)	0.8%	67,592	22,745,384
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	56,937	12,380,381
Medtronic plc (Health Care Equipment & Supplies)	0.4%	102,856	11,694,727
Merck & Co., Inc. (Pharmaceuticals)	0.5%	193,531	15,557,957
Microsoft Corp. (Software)	4.3%	579,004	123,947,386
Netflix, Inc.* (Entertainment)	0.6%	33,745	16,558,671
NextEra Energy, Inc. (Electric Utilities)	0.4%	149,867	11,028,713
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.4%	95,255	12,830,848
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.9%	47,216	25,310,609
PayPal Holdings, Inc.* (IT Services)	0.7%	89,778	19,223,265
PepsiCo, Inc. (Beverages)	0.5%	105,948	15,280,880
Pfizer, Inc. (Pharmaceuticals)	0.6%	425,198	16,289,335
Procter & Gamble Co. (The) (Household Products)	0.9%	190,500	26,454,735
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	86,332	12,705,480
salesforce.com, Inc.* (Software)	0.6%	69,631	17,115,300
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	70,086	11,301,368
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	30,270	14,074,945
Union Pacific Corp. (Road & Rail)	0.4%	51,943	10,600,528
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	72,717	24,457,636
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	316,555	19,123,088
Visa, Inc., Class A (IT Services)	0.9%	129,009	27,137,043
Walmart, Inc. (Food & Staples Retailing)	0.6%	106,248	16,233,632
Walt Disney Co. (The) (Entertainment)	0.7%	138,267	20,464,899
Other Common Stocks (b)	36.2%	13,757,420	1,050,467,833
Total Common Stocks (Cost $2,219,168,041)			2,294,354,495
See accompanying notes to the financial statements.

86 :: SSO ULTRA S&P500® :: NOVEMBER 30 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $628,452)	0.0%	628,452	$628,452
		Principal Amount
Short-Term Investments — 1.4%
Repurchase Agreements (e) — 1.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $41,257,023 (Cost $41,256,942)		$41,256,942	41,256,942
Total Investments — 80.5% (Cost $2,261,053,435)			2,336,239,889
Other assets less liabilities — 19.5%			566,849,600
Net assets — 100.0%			$2,903,089,489

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $356,029,192.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $654,041, collateralized in the form of cash with a value of $628,452 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $76,379 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $704,831.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $628,452.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,331,818
Aggregate gross unrealized depreciation	(108,548,873)
Net unrealized appreciation	$490,782,945
Federal income tax cost	$2,371,791,119

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	909	12/18/2020	USD	$164,674,440	$13,124,184

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA S&P500® SSO :: 87

Swap Agreementsa

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
433,243,091	12/7/2020	Bank of America NA	0.43%	S&P 500®	75,691,823	(75,691,823)	—	—
499,708,886	11/8/2021	BNP Paribas SA	0.68%	S&P 500®	30,295,532	(30,295,532)	—	—
96,422,277	12/6/2021	Citibank NA	0.39%	S&P 500®	3,096,994	—	(3,096,994)	—
739,221,764	11/8/2021	Credit Suisse International	0.63%	S&P 500®	59,459,042	—	(59,459,042)	—
168,072,605	3/8/2021	Goldman Sachs International	0.65%	S&P 500®	96,009,470
650,469,681	12/7/2020	Goldman Sachs International	0.55%	SPDR® S&P 500® ETF Trust	174,394,450
818,542,286					270,403,920	(270,403,920)	—	—
39,312,794	11/8/2021	Morgan Stanley & Co. International plc	0.14%	S&P 500®	5,827,343	(5,827,343)	—	—
310,982,125	1/6/2021	Societe Generale	0.48%	S&P 500®	55,306,140	(55,306,140)	—	—
410,533,490	12/6/2021	UBS AG	0.63%	S&P 500®	13,129,197	(8,068,197)	(5,061,000)	—
3,347,966,713					513,209,991
				Total Unrealized Appreciation	513,209,991

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

88 :: SSO ULTRA S&P500® :: NOVEMBER 30 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	1.3%
Air Freight & Logistics	0.6%
Airlines	0.2%
Auto Components	0.1%
Automobiles	0.2%
Banks	3.0%
Beverages	1.3%
Biotechnology	1.5%
Building Products	0.4%
Capital Markets	2.0%
Chemicals	1.5%
Commercial Services & Supplies	0.3%
Communications Equipment	0.6%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.4%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Financial Services	1.2%
Diversified Telecommunication Services	1.2%
Electric Utilities	1.4%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.2%
Entertainment	1.6%
Equity Real Estate Investment Trusts (REITs)	1.9%
Food & Staples Retailing	1.3%
Food Products	0.8%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	2.2%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.3%
Household Durables	0.3%
Household Products	1.4%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.0%
Insurance	1.5%
Interactive Media & Services	4.6%
Internet & Direct Marketing Retail	4.0%
IT Services	4.4%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.0%
Machinery	1.4%
Media	1.1%
Metals & Mining	0.3%
Multiline Retail	0.4%
Multi-Utilities	0.7%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA S&P500® SSO :: 89

Oil, Gas & Consumable Fuels	1.7%
Personal Products	0.1%
Pharmaceuticals	3.1%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	4.2%
Software	6.9%
Specialty Retail	1.8%
Technology Hardware, Storage & Peripherals	5.3%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.5%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	20.9%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

90 :: SSO ULTRA S&P500® :: NOVEMBER 30 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 69.2%
Semiconductors & Semiconductor Equipment — 69.2%
Advanced Micro Devices, Inc.*	70,892	$6,568,853
Analog Devices, Inc.	22,311	3,103,014
Applied Materials, Inc.	55,148	4,548,607
Broadcom, Inc.	24,286	9,752,772
Cirrus Logic, Inc.*(b)	3,527	282,513
Cree, Inc.*	6,620	598,382
Enphase Energy, Inc.*	7,606	1,038,751
Entegris, Inc.	8,141	754,019
Inphi Corp.*	3,135	486,333
Intel Corp.	256,797	12,416,135
KLA Corp.	9,387	2,365,242
Lam Research Corp.	8,794	3,980,692
Marvell Technology Group Ltd.	40,170	1,859,469
Maxim Integrated Products, Inc.	16,117	1,338,356
Microchip Technology, Inc.	15,240	2,048,104
Micron Technology, Inc.*	67,085	4,299,478
MKS Instruments, Inc.	3,329	459,335
Monolithic Power Systems, Inc.	2,553	816,858
NVIDIA Corp.	37,248	19,967,163
NXP Semiconductors NV	16,861	2,671,120
ON Semiconductor Corp.*	24,810	713,287
Power Integrations, Inc.	3,610	257,718
Qorvo, Inc.*	6,896	1,080,465
QUALCOMM, Inc.	68,127	10,026,251
Semtech Corp.*	3,936	265,562
Silicon Laboratories, Inc.*	2,649	310,489
Skyworks Solutions, Inc.	10,083	1,423,417
SolarEdge Technologies, Inc.*	3,024	840,611
Teradyne, Inc.	10,021	1,105,717
Texas Instruments, Inc.	55,304	8,917,770
Universal Display Corp.	2,590	593,214
Xilinx, Inc.	14,751	2,147,008
Total Common Stocks (Cost $84,397,805)		107,036,705
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $23,700)	23,700	23,700
Investments	Principal Amount	Value
Short-Term Investments — 17.3%
Repurchase Agreements (e) — 17.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $26,681,321 (Cost $26,681,267)	$26,681,267	$26,681,267
Total Investments — 86.5% (Cost $111,102,772)		133,741,672
Other assets less liabilities — 13.5%		20,784,547
Net Assets — 100.0%		$154,526,219

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,415,930.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $24,030, collateralized in the form of cash with a value of $23,700 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $23,700.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,239,112
Aggregate gross unrealized depreciation	(920,399)
Net unrealized appreciation	$40,318,713
Federal income tax cost	$111,323,261

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 91

Swap Agreementsa

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
44,424,988	12/6/2021	Bank of America NA	0.43%	Dow Jones U.S. SemiconductorsSM Index[f]	1,820,373	(1,232,880)	—	587,493
7,645,343	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. SemiconductorsSM Index[f]	2,628,781	—	(2,270,000)	358,781
19,728,360	12/15/2021	J.P. Morgan Securities	0.55%	Dow Jones U.S. SemiconductorsSM Index[f]	2,702,632	—	(2,419,000)	283,632
43,870,278	1/6/2021	Morgan Stanley & Co. International plc	0.53%	Dow Jones U.S. SemiconductorsSM Index[f]	6,947,575	(6,508,000)	—	439,575
40,668,640	11/22/2021	Societe Generale	0.73%	Dow Jones U.S. SemiconductorsSM Index[f]	1,720,178	(1,163,197)	(1,491)	555,490
44,726,460	12/15/2021	UBS AG	0.48%	Dow Jones U.S. SemiconductorsSM Index[f]	2,080,763	(1,456,545)	—	624,218
201,064,069					17,900,302
				Total Unrealized Appreciation	17,900,302

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

92 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 63.0%
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	692	$66,750
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	972	64,055
Alarm.com Holdings, Inc.* (Software)	0.3%	804	61,032
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.2%	848	55,256
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.2%	699	54,823
Balchem Corp. (Chemicals)	0.3%	584	60,555
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	1,332	97,223
Capri Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	0.4%	2,714	96,021
Chart Industries, Inc.* (Machinery)	0.3%	636	65,737
Cleveland-Cliffs, Inc.(b) (Metals & Mining)	0.4%	7,207	79,349
Community Bank System, Inc. (Banks)	0.3%	966	60,133
CONMED Corp. (Health Care Equipment & Supplies)	0.2%	516	52,575
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.3%	1,218	71,728
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	758	51,514
Ensign Group, Inc. (The) (Health Care Providers & Services)	0.3%	913	65,617
ExlService Holdings, Inc.* (IT Services)	0.2%	617	51,372
Exponent, Inc. (Professional Services)	0.3%	932	77,365
First Hawaiian, Inc. (Banks)	0.2%	2,346	51,424
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	1,391	57,031
Glaukos Corp.* (Health Care Equipment & Supplies)	0.2%	807	54,456
Green Dot Corp., Class A* (Consumer Finance)	0.2%	964	51,632
Hillenbrand, Inc. (Machinery)	0.2%	1,349	50,547
HMS Holdings Corp.* (Health Care Technology)	0.2%	1,598	50,209
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	392	60,235
Iridium Communications, Inc.* (Diversified Telecommunication Services)	0.3%	2,106	67,582
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Itron, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	728	$57,228
John Bean Technologies Corp. (Machinery)	0.3%	573	63,351
Kinsale Capital Group, Inc. (Insurance)	0.4%	383	91,981
LCI Industries (Auto Components)	0.2%	454	57,104
Lexington Realty Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	4,997	51,019
LivePerson, Inc.* (Software)	0.3%	1,111	64,905
Macy's, Inc.(b) (Multiline Retail)	0.2%	5,601	57,186
Meritage Homes Corp.* (Household Durables)	0.3%	679	61,212
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.4%	1,994	94,875
Omnicell, Inc.* (Health Care Technology)	0.4%	772	80,944
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,079	77,030
Proto Labs, Inc.* (Machinery)	0.3%	482	66,593
Quaker Chemical Corp. (Chemicals)	0.3%	238	58,786
Saia, Inc.* (Road & Rail)	0.4%	472	82,383
Shake Shack, Inc., Class A* (Hotels, Restaurants & Leisure)	0.2%	642	52,426
SPS Commerce, Inc.* (Software)	0.3%	634	65,346
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	0.3%	317	59,425
Trupanion, Inc.* (Insurance)	0.3%	586	59,409
UFP Industries, Inc. (Building Products)	0.3%	1,104	59,230
UniFirst Corp. (Commercial Services & Supplies)	0.2%	275	50,842
Viavi Solutions, Inc.* (Communications Equipment)	0.2%	4,122	55,833
Vonage Holdings Corp.* (Diversified Telecommunication Services)	0.2%	4,167	53,588
Watts Water Technologies, Inc., Class A (Machinery)	0.3%	496	58,107
WD-40 Co. (Household Products)	0.3%	247	62,815
YETI Holdings, Inc.* (Leisure Products)	0.4%	1,351	85,343
Other Common Stocks (b)	49.1%	503,719	11,343,458
Total Common Stocks (Cost $14,126,003)			14,544,640

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 93

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.8%
Investment Companies — 0.8%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $185,763)	0.8%	185,763	$185,763
		Principal Amount
Short-Term Investments — 23.6%
Repurchase Agreements (d) — 23.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $5,451,106 (Cost $5,451,097)		$5,451,097	5,451,097
Total Investments — 87.4% (Cost $19,762,863)			20,181,500
Other assets less liabilities — 12.6%			2,903,845
Net assets — 100.0%			$23,085,345

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $492,894.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $324,333, collateralized in the form of cash with a value of $185,763 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $155,066 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 10, 2020 - May 15, 2050; a total value of $340,829.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $185,763.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,422,387
Aggregate gross unrealized depreciation	(2,907,752)
Net unrealized appreciation	$1,514,635
Federal income tax cost	$19,775,809

Swap Agreementsa

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
5,021,512	12/6/2021	Bank of America NA	0.40%	S&P SmallCap 600®	299,142	(299,142)	—	—
2,148,677	1/20/2021	Citibank NA	0.45%	S&P SmallCap 600®	103,992	—	—	103,992
1,982,121	11/8/2021	Credit Suisse International	0.68%	S&P SmallCap 600®	(314,179)	—	314,179	—
3,981,829	1/6/2021	Morgan Stanley & Co. International plc	(0.07)%	S&P SmallCap 600®	(689,336)	13	556,608	(132,715)
8,068,143	11/22/2021	Societe Generale	0.53%	S&P SmallCap 600®	858,464	(858,464)	—	—
10,426,826	12/6/2021	UBS AG	0.43%	S&P SmallCap 600®	850,861	(850,861)	—	—
31,629,108					1,108,944
				Total Unrealized Appreciation	2,112,459
				Total Unrealized Depreciation	(1,003,515)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

94 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	1.0%
Air Freight & Logistics	0.5%
Airlines	0.4%
Auto Components	1.1%
Automobiles	0.1%
Banks	5.3%
Beverages	0.2%
Biotechnology	0.8%
Building Products	1.3%
Capital Markets	0.6%
Chemicals	1.9%
Commercial Services & Supplies	1.1%
Communications Equipment	0.7%
Construction & Engineering	0.5%
Construction Materials	0.0%*
Consumer Finance	0.6%
Containers & Packaging	0.0%*
Distributors	0.1%
Diversified Consumer Services	0.1%
Diversified Telecommunication Services	0.9%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	2.4%
Energy Equipment & Services	0.9%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	4.8%
Food & Staples Retailing	0.4%
Food Products	0.6%
Gas Utilities	0.4%
Health Care Equipment & Supplies	1.9%
Health Care Providers & Services	2.5%
Health Care Technology	1.0%
Hotels, Restaurants & Leisure	1.1%
Household Durables	1.7%
Household Products	0.4%
Industrial Conglomerates	0.1%
Insurance	2.1%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.4%
IT Services	1.4%
Leisure Products	0.7%
Life Sciences Tools & Services	0.5%
Machinery	3.8%
Marine	0.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 95

Media	0.3%
Metals & Mining	1.2%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Multiline Retail	0.4%
Multi-Utilities	0.2%
Oil, Gas & Consumable Fuels	1.1%
Paper & Forest Products	0.4%
Personal Products	0.3%
Pharmaceuticals	0.7%
Professional Services	0.7%
Real Estate Management & Development	0.3%
Road & Rail	0.6%
Semiconductors & Semiconductor Equipment	2.8%
Software	1.8%
Specialty Retail	2.3%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	1.5%
Thrifts & Mortgage Finance	1.3%
Tobacco	0.2%
Trading Companies & Distributors	0.5%
Water Utilities	0.4%
Wireless Telecommunication Services	0.2%
Other[a]	37.0%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

96 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 67.8%
Communications Equipment — 1.8%
Arista Networks, Inc.*	2,690	$728,183
Ciena Corp.*	7,538	337,702
Cisco Systems, Inc.	207,613	8,931,511
EchoStar Corp., Class A*	2,457	58,403
F5 Networks, Inc.*	3,005	489,244
Juniper Networks, Inc.	16,271	354,220
Lumentum Holdings, Inc.*	3,686	318,397
Motorola Solutions, Inc.	8,332	1,429,188
Ubiquiti, Inc.	370	91,801
Viavi Solutions, Inc.*	11,201	151,717
		12,890,366
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	48,441	506,209
GCI Liberty, Inc., Class A*	4,961	452,046
Liberty Global plc, Class A*	6,976	157,100
Liberty Global plc, Class C*	18,180	393,415
		1,508,770
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	6,999	913,300
SYNNEX Corp.	2,030	325,429
		1,238,729
Health Care Technology — 0.4%
Cerner Corp.	14,986	1,121,552
Veeva Systems, Inc., Class A*	6,627	1,834,818
		2,956,370
Household Durables — 0.1%
Garmin Ltd.	7,315	854,099
Interactive Media & Services — 12.9%
Alphabet, Inc., Class A*	14,744	25,866,874
Alphabet, Inc., Class C*	14,409	25,370,503
ANGI Homeservices, Inc., Class A*	3,639	44,978
Cargurus, Inc.*	4,197	105,135
Facebook, Inc., Class A*	117,926	32,661,964
IAC/InterActiveCorp.*	3,902	554,045
Match Group, Inc.*	12,746	1,774,371
Snap, Inc., Class A*	43,953	1,952,392
Twitter, Inc.*	38,777	1,803,518
Zillow Group, Inc., Class A*	1,775	195,871
Zillow Group, Inc., Class C*	7,018	756,610
		91,086,261
Internet & Direct Marketing Retail — 0.5%
Chewy, Inc., Class A*	3,295	255,626
eBay, Inc.	32,608	1,644,421
Investments	Shares	Value
Common Stocks (a) (continued)
Etsy, Inc.*	5,842	$938,809
Grubhub, Inc.*	4,522	318,078
		3,156,934
IT Services — 2.7%
Akamai Technologies, Inc.*	7,975	825,492
Amdocs Ltd. (b)	6,534	430,003
Booz Allen Hamilton Holding Corp.	6,744	585,312
CACI International, Inc., Class A*	1,226	290,918
Cognizant Technology Solutions Corp., Class A	26,599	2,078,180
DXC Technology Co.	12,463	273,064
EPAM Systems, Inc.*	2,743	884,151
Fastly, Inc., Class A*(b)	3,637	308,308
Gartner, Inc.*	4,369	664,088
GoDaddy, Inc., Class A*	8,180	650,637
International Business Machines Corp.	43,659	5,392,760
KBR, Inc.	6,984	193,946
Leidos Holdings, Inc.	6,564	660,995
MongoDB, Inc.*	2,469	709,368
Okta, Inc.*	5,705	1,397,953
Perspecta, Inc.	6,691	150,012
Science Applications International Corp.	2,838	262,629
Snowflake, Inc., Class A*(b)	1,384	450,963
Twilio, Inc., Class A*	6,726	2,152,925
VeriSign, Inc.*	4,949	993,363
		19,355,067
Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.*	57,569	5,334,344
Analog Devices, Inc.	18,117	2,519,712
Applied Materials, Inc.	44,786	3,693,949
Broadcom, Inc.	19,721	7,919,559
Cirrus Logic, Inc.*	2,848	228,125
Cree, Inc.*	5,391	487,293
Enphase Energy, Inc.*	6,167	842,227
Entegris, Inc.	6,619	613,052
Inphi Corp.*	2,533	392,944
Intel Corp.	208,568	10,084,263
KLA Corp.	7,623	1,920,767
Lam Research Corp.	7,150	3,236,519
Marvell Technology Group Ltd.	32,628	1,510,350
Maxim Integrated Products, Inc.	13,082	1,086,329
Microchip Technology, Inc.	12,380	1,663,748
Micron Technology, Inc.*	54,476	3,491,367
MKS Instruments, Inc.	2,709	373,788
Monolithic Power Systems, Inc.	2,079	665,197
NVIDIA Corp.	30,246	16,213,671
NXP Semiconductors NV	13,685	2,167,978
ON Semiconductor Corp.*	20,152	579,370

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 97

Investments	Shares	Value
Common Stocks (a) (continued)
Power Integrations, Inc.	2,939	$209,815
Qorvo, Inc.*	5,616	879,915
QUALCOMM, Inc.	55,341	8,144,535
Semtech Corp.*	3,204	216,174
Silicon Laboratories, Inc.*	2,139	250,712
Skyworks Solutions, Inc.	8,190	1,156,182
SolarEdge Technologies, Inc.*	2,448	680,495
Teradyne, Inc.	8,143	898,499
Texas Instruments, Inc.	44,924	7,243,995
Universal Display Corp.	2,110	483,274
Xilinx, Inc.	11,984	1,744,271
		86,932,419
Software — 22.7%
ACI Worldwide, Inc.*	5,717	186,260
Adobe, Inc.*	23,527	11,256,964
Alteryx, Inc., Class A*	2,634	315,659
Anaplan, Inc.*	6,728	470,893
ANSYS, Inc.*	4,207	1,422,218
Aspen Technology, Inc.*	3,323	446,777
Autodesk, Inc.*	10,764	3,016,396
Avalara, Inc.*	4,099	704,003
Bill.com Holdings, Inc.*	2,902	356,104
Blackbaud, Inc.	2,436	134,199
Cadence Design Systems, Inc.*	13,664	1,589,123
CDK Global, Inc.	5,968	285,867
Ceridian HCM Holding, Inc.*	6,359	613,135
Citrix Systems, Inc.	6,051	749,840
Cloudflare, Inc., Class A*	7,066	530,515
Coupa Software, Inc.*	3,293	1,083,101
Crowdstrike Holdings, Inc., Class A*	7,419	1,137,184
Datadog, Inc., Class A*	8,660	856,647
DocuSign, Inc.*	8,999	2,050,692
Dropbox, Inc., Class A*	14,401	287,588
Dynatrace, Inc.*	8,975	341,230
Elastic NV*	2,935	363,353
Fair Isaac Corp.*	1,435	678,439
FireEye, Inc.*	11,069	166,367
Five9, Inc.*	3,212	498,502
Fortinet, Inc.*	6,595	812,702
Guidewire Software, Inc.*	4,080	499,718
HubSpot, Inc.*	2,108	831,248
Intuit, Inc.	12,832	4,517,121
J2 Global, Inc.*	2,184	195,708
Manhattan Associates, Inc.*	3,098	316,740
Microsoft Corp.	371,118	79,445,230
New Relic, Inc.*	2,528	150,997
NortonLifeLock, Inc.	28,983	528,360
Nuance Communications, Inc.*	13,855	597,566
Nutanix, Inc., Class A*	9,036	247,496
Investments	Shares	Value
Common Stocks (a) (continued)
Oracle Corp.	94,823	$5,473,184
Palo Alto Networks, Inc.*	4,746	1,394,944
Paycom Software, Inc.*	2,408	1,004,329
Paylocity Holding Corp.*	1,814	356,632
Pegasystems, Inc.	1,921	251,420
Pluralsight, Inc., Class A*	4,880	79,934
Proofpoint, Inc.*	2,811	290,910
PTC, Inc.*	5,122	552,408
RealPage, Inc.*	4,343	299,624
RingCentral, Inc., Class A*	3,837	1,139,781
salesforce.com, Inc.*	44,625	10,968,825
ServiceNow, Inc.*	9,400	5,024,770
Slack Technologies, Inc., Class A*	21,210	909,485
Smartsheet, Inc., Class A*	5,492	318,701
SolarWinds Corp.*	3,530	80,766
Splunk, Inc.*	7,795	1,591,583
SS&C Technologies Holdings, Inc.	10,976	756,137
Synopsys, Inc.*	7,450	1,694,875
Trade Desk, Inc. (The), Class A*	2,056	1,852,600
Tyler Technologies, Inc.*	1,986	849,214
Verint Systems, Inc.*	3,145	179,139
VMware, Inc., Class A*(b)	3,948	552,286
Workday, Inc., Class A*	8,526	1,916,560
Zendesk, Inc.*	5,673	757,346
Zoom Video Communications, Inc., Class A*	8,949	4,280,844
Zscaler, Inc.*	3,527	549,330
		160,809,569
Technology Hardware, Storage & Peripherals — 14.0%
Apple, Inc.	788,502	93,871,163
Dell Technologies, Inc., Class C*	11,503	794,052
Hewlett Packard Enterprise Co.	63,097	696,591
HP, Inc.	67,366	1,477,336
NetApp, Inc.	10,899	581,026
Pure Storage, Inc., Class A*	11,703	213,814
Seagate Technology plc	10,934	643,029
Western Digital Corp.	14,840	666,019
Xerox Holdings Corp.	8,770	191,975
		99,135,005
Total Common Stocks (Cost $373,997,779)		479,923,589
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $30,790)	30,790	30,790

See accompanying notes to the financial statements.

98 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 4.1%
Repurchase Agreements (e) — 4.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $29,387,307 (Cost $29,387,248)	$29,387,248	$29,387,248
Total Investments — 71.9% (Cost $403,415,817)		509,341,627
Other assets less liabilities — 28.1%		198,876,804
Net Assets — 100.0%		$708,218,431

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $80,749,881.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $860,576, collateralized in the form of cash with a value of $30,790 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $860,893 of collateral in the form of U.S. Government Treasury

Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $891,683.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $30,790.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,912,704
Aggregate gross unrealized depreciation	(6,604,513)
Net unrealized appreciation	$291,308,191
Federal income tax cost	$405,791,733

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 99

Swap Agreementsa

Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
15,424,448	11/8/2021	Bank of America NA	0.48%	Dow Jones U.S. TechnologySM Index[f]	605,554	(555,344)	—	50,210
103,194,894	12/7/2020	BNP Paribas SA	0.68%	Dow Jones U.S. TechnologySM Index[f]	46,944,502	(46,907,983)	(36,519)	—
11,346,158	12/6/2021	Citibank NA	0.40%	Dow Jones U.S. TechnologySM Index[f]	43,231	—	—	43,231
228,096,207	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. TechnologySM Index[f]	35,583,410	—	(34,650,000)	933,410
125,375,880	12/7/2020	Goldman Sachs International	0.60%	Dow Jones U.S. TechnologySM Index[f]	33,997,479	(33,997,479)	—	—
112,114,745	11/8/2021	J.P. Morgan Securities	0.55%	Dow Jones U.S. TechnologySM Index[f]	8,151,796	—	(7,693,000)	458,796
6,961,428	1/6/2021	Morgan Stanley & Co. International plc	0.73%	Dow Jones U.S. TechnologySM Index[f]	2,236,365	(2,236,365)	—	—
144,241,583	1/6/2021	Societe Generale	0.63%	Dow Jones U.S. TechnologySM Index[f]	30,271,138	(30,271,138)	—	—
186,882,416	11/8/2021	UBS AG	0.73%	Dow Jones U.S. TechnologySM Index[f]	29,924,822	(4,611,800)	(24,622,362)	690,660
933,637,759					187,758,297
				Total Unrealized Appreciation	187,758,297

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

100 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 70.9%
Communications Equipment — 22.6%
Acacia Communications, Inc.*	89	$6,202
ADTRAN, Inc.	111	1,403
Applied Optoelectronics, Inc.*(b)	48	399
Arista Networks, Inc.*	126	34,108
CalAmp Corp.*	79	721
Ciena Corp.*	354	15,859
Cisco Systems, Inc.	721	31,017
CommScope Holding Co., Inc.*	454	5,380
Comtech Telecommunications Corp.	57	1,086
EchoStar Corp., Class A*	116	2,757
Extreme Networks, Inc.*	283	1,590
F5 Networks, Inc.*	141	22,956
Harmonic, Inc.*	225	1,469
Inseego Corp.*(b)	147	1,460
Juniper Networks, Inc.	765	16,654
Lumentum Holdings, Inc.*	173	14,944
Motorola Solutions, Inc.	188	32,248
NETGEAR, Inc.*	69	2,195
NetScout Systems, Inc.*	167	3,911
Plantronics, Inc.	86	2,350
Ribbon Communications, Inc.*	271	1,859
Ubiquiti, Inc.	18	4,466
ViaSat, Inc.*	148	5,032
Viavi Solutions, Inc.*	527	7,138
		217,204
Diversified Telecommunication Services — 40.1%
Anterix, Inc.*	27	808
AT&T, Inc.	4,927	141,651
ATN International, Inc.	25	1,223
CenturyLink, Inc.	2,279	23,816
Cincinnati Bell, Inc.*	117	1,780
Consolidated Communications Holdings, Inc.*	169	946
GCI Liberty, Inc., Class A*	234	21,322
Globalstar, Inc.*(b)	1,426	460
Iridium Communications, Inc.*	269	8,632
Liberty Global plc, Class A*	328	7,387
Liberty Global plc, Class C*	856	18,524
Liberty Latin America Ltd., Class C*	349	3,947
ORBCOMM, Inc.*	180	1,030
Verizon Communications, Inc.	2,410	145,587
Vonage Holdings Corp.*	533	6,854
		383,967
Household Durables — 3.5%
Garmin Ltd.	286	33,393
Wireless Telecommunication Services — 4.7%
Shenandoah Telecommunications Co.	115	5,111
Spok Holdings, Inc.	40	393
Investments	Shares	Value
Common Stocks (a) (continued)
Telephone and Data Systems, Inc.	230	$4,365
T-Mobile US, Inc.*	256	34,033
United States Cellular Corp.*	34	1,066
		44,968
Total Common Stocks (Cost $580,307)		679,532
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $2,798)	2,798	2,798
	Principal Amount
Short-Term Investments — 9.5%
Repurchase Agreements (d) — 9.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $91,111 (Cost $91,111)	$91,111	91,111
Total Investments — 80.7% (Cost $674,216)		773,441
Other assets less liabilities — 19.3%		184,506
Net Assets — 100.0%		$957,947

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $310,652.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $1,940, collateralized in the form of cash with a value of $2,798 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $2,798.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,849
Aggregate gross unrealized depreciation	(240,601)
Net unrealized depreciation	$(81,752)
Federal income tax cost	$676,146

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 101

Swap Agreementsa

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
116,930	12/7/2020	Bank of America NA	0.43%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(3,857)
147,003	12/6/2021	Bank of America NA	0.43%	iShares® U.S. Telecommunications ETF	6,859
263,933					3,002	—	—	3,002
171,411	12/6/2021	Citibank NA	0.40%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	10,329	—	—	10,329
137,835	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	2,975	—	—	2,975
61,849	11/22/2021	Goldman Sachs International	0.60%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	3,409	—	—	3,409
74,219	1/6/2021	Morgan Stanley & Co. International plc	0.38%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(16,568)
141,064	1/6/2021	Morgan Stanley & Co. International plc	0.08%	iShares® U.S. Telecommunications ETF	(12,994)
215,283					(29,562)	—	29,562	—
136,068	1/6/2021	Societe Generale	0.53%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(45,779)	—	10,000	(35,779)
247,397	11/8/2021	UBS AG	0.48%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(123,421)	118,643	4,778	—
1,233,776					(179,047)
				Total Unrealized Appreciation	23,572
				Total Unrealized Depreciation	(202,619)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

102 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 70.3%
Electric Utilities — 42.5%
ALLETE, Inc.	476	$26,770
Alliant Energy Corp.	2,294	120,664
American Electric Power Co., Inc.	4,558	386,929
Avangrid, Inc.	510	23,735
Duke Energy Corp.	6,757	626,105
Edison International	3,474	213,165
Entergy Corp.	1,839	200,175
Evergy, Inc.	2,085	115,530
Eversource Energy	3,148	275,482
Exelon Corp.	8,953	367,700
FirstEnergy Corp.	4,981	132,295
Hawaiian Electric Industries, Inc.	1,004	35,973
IDACORP, Inc.	464	42,029
NextEra Energy, Inc.	17,997	1,324,399
NRG Energy, Inc.	2,243	73,458
PG&E Corp.*	13,378	169,901
Pinnacle West Capital Corp.	1,035	84,715
PNM Resources, Inc.	732	35,949
Portland General Electric Co.	823	34,056
PPL Corp.	7,063	200,730
Southern Co. (The)	9,704	580,784
Xcel Energy, Inc.	4,826	325,079
		5,395,623
Gas Utilities — 2.7%
Atmos Energy Corp.	1,133	108,643
National Fuel Gas Co.	835	34,377
New Jersey Resources Corp.	881	29,099
ONE Gas, Inc.	486	38,482
Southwest Gas Holdings, Inc.	514	33,025
Spire, Inc.	472	30,189
UGI Corp.	1,913	67,873
		341,688
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp. (The)	6,111	124,909
Vistra Corp.	4,491	83,892
		208,801
Multi-Utilities — 20.6%
Ameren Corp.	2,269	176,483
Avista Corp.	624	23,412
Black Hills Corp.	577	35,099
CenterPoint Energy, Inc.	5,005	116,066
CMS Energy Corp.	2,630	161,850
Consolidated Edison, Inc.	3,073	234,316
Dominion Energy, Inc.	7,718	605,786
Investments	Shares	Value
Common Stocks (a) (continued)
DTE Energy Co.	1,769	$222,558
MDU Resources Group, Inc.	1,843	45,964
NiSource, Inc.	3,519	85,160
NorthWestern Corp.	465	26,970
Public Service Enterprise Group, Inc.	4,647	270,827
Sempra Energy	2,658	338,842
WEC Energy Group, Inc.	2,898	275,165
		2,618,498
Water Utilities — 2.8%
American Water Works Co., Inc.	1,665	255,378
Essential Utilities, Inc.	2,050	92,824
		348,202
Total Common Stocks (Cost $9,136,892)		8,912,812
	Principal Amount
Short-Term Investments — 31.6%
Repurchase Agreements (b) — 31.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $4,014,158 (Cost $4,014,149)	$4,014,149	4,014,149
Total Investments — 101.9% (Cost $13,151,041)		12,926,961
Liabilities in excess of other assets — (1.9%)		(237,945)
Net Assets — 100.0%		$12,689,016

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,668,371.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$524,495
Aggregate gross unrealized depreciation	(3,497,299)
Net unrealized depreciation	$(2,972,804)
Federal income tax cost	$13,151,153

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRA UTILITIES UPW :: 103

Swap Agreementsa

Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
1,011,524	12/7/2020	Bank of America NA	0.33%	Dow Jones U.S. UtilitiesSM Index[f]	(250,418)
3,900,438	1/6/2021	Bank of America NA	0.43%	iShares® U.S. Utilities ETF	(182,818)
4,911,962					(433,236)	—	433,236	—
3,777,212	11/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. UtilitiesSM Index[f]	34,916	—	(34,916)	—
452,538	1/6/2021	Morgan Stanley & Co. International plc	0.28%	iShares® U.S. Utilities ETF	(1,470)
687,863	1/6/2021	Morgan Stanley & Co. International plc	0.48%	Dow Jones U.S. UtilitiesSM Index[f]	10,482
1,140,401					9,012	—	—	9,012
3,745,650	1/6/2021	Societe Generale	0.63%	Dow Jones U.S. UtilitiesSM Index[f]	(1,409,260)	674,893	705,610	(28,757)
2,875,842	11/8/2021	UBS AG	0.48%	Dow Jones U.S. UtilitiesSM Index[f]	(950,044)	947,811	2,233	—
16,451,067					(2,748,612)
				Total Unrealized Appreciation	45,398
				Total Unrealized Depreciation	(2,794,010)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

104 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 65.9%
Aerospace & Defense — 3.1%
Boeing Co. (The)	107,379	$22,625,829
Banks — 1.7%
JPMorgan Chase & Co.	107,379	12,657,837
Beverages — 0.8%
Coca-Cola Co. (The)	107,378	5,540,705
Biotechnology — 3.2%
Amgen, Inc.	107,377	23,841,989
Capital Markets — 3.4%
Goldman Sachs Group, Inc. (The)	107,377	24,758,989
Chemicals — 0.8%
Dow, Inc.	107,378	5,692,108
Communications Equipment — 0.6%
Cisco Systems, Inc.	107,374	4,619,229
Consumer Finance — 1.7%
American Express Co.	107,379	12,734,076
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	107,379	6,486,765
Entertainment — 2.2%
Walt Disney Co. (The)	107,377	15,892,870
Food & Staples Retailing — 2.8%
Walgreens Boots Alliance, Inc.	107,381	4,081,552
Walmart, Inc.	107,378	16,406,284
		20,487,836
Health Care Providers & Services — 4.9%
UnitedHealth Group, Inc.	107,377	36,115,180
Hotels, Restaurants & Leisure — 3.2%
McDonald's Corp.	107,377	23,348,055
Household Products — 2.0%
Procter & Gamble Co. (The)	107,377	14,911,444
Investments	Shares	Value
Common Stocks (a) (continued)
Industrial Conglomerates — 5.5%
3M Co.	107,379	$18,547,574
Honeywell International, Inc.	107,377	21,896,318
		40,443,892
Insurance — 1.9%
Travelers Cos., Inc. (The)	107,377	13,921,428
IT Services — 4.9%
International Business Machines Corp.	107,379	13,263,454
Visa, Inc., Class A	107,377	22,586,752
		35,850,206
Machinery — 2.5%
Caterpillar, Inc.	107,376	18,639,400
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	107,379	9,361,301
Pharmaceuticals — 3.3%
Johnson & Johnson	107,380	15,535,738
Merck & Co., Inc.	107,379	8,632,198
		24,167,936
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	107,380	5,191,823
Software — 6.7%
Microsoft Corp.	107,377	22,986,194
salesforce.com, Inc.*	107,377	26,393,267
		49,379,461
Specialty Retail — 4.1%
Home Depot, Inc. (The)	107,377	29,787,454
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	107,375	12,782,994
Textiles, Apparel & Luxury Goods — 2.0%
NIKE, Inc., Class B	107,377	14,463,682
Total Common Stocks (Cost $479,914,004)		483,702,489
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 105

Investments	Principal Amount	Value
Short-Term Investments — 6.1%
Repurchase Agreements (b) — 6.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $44,396,973 (Cost $44,396,884)	$44,396,884	$44,396,884
Total Investments — 72.0% (Cost $524,310,888)		528,099,373
Other assets less liabilities — 28.0%		205,344,268
Net Assets — 100.0%		$733,443,641

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $131,212,276.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,008,854
Aggregate gross unrealized depreciation	(17,160,347)
Net unrealized appreciation	$125,848,507
Federal income tax cost	$566,764,375

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	318	12/18/2020	USD	$47,110,110	$(94,343)

Swap Agreementsa

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
390,066,524	12/7/2020	Bank of America NA	0.33%	Dow Jones Industrial AverageSM	71,977,571	(71,977,571)	—	—
157,855,397	11/8/2021	BNP Paribas SA	0.68%	Dow Jones Industrial AverageSM	8,079,237	(8,079,237)	—	—
161,678,781	1/20/2021	Citibank NA	0.39%	Dow Jones Industrial AverageSM	17,289,667	—	(17,289,667)	—
169,088,441	11/8/2021	Credit Suisse International	0.63%	Dow Jones Industrial AverageSM	5,293,423	—	(5,293,423)	—
213,872,426	11/8/2021	Goldman Sachs International	0.60%	Dow Jones Industrial AverageSM	7,877,174	(7,877,174)	—	—
71,132,736	1/6/2021	Morgan Stanley & Co. International plc	(0.01)%	Dow Jones Industrial AverageSM	6,175,188	(6,175,188)	—	—

See accompanying notes to the financial statements.

106 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
322,794,428	1/6/2021	Societe Generale	0.48%	Dow Jones Industrial AverageSM	35,827,552	(35,479,306)	(348,246)	—
183,107,518	11/8/2021	UBS AG	0.63%	Dow Jones Industrial AverageSM	12,088,040	(2,432,040)	(9,656,000)	—
1,669,596,251					164,607,852
				Total Unrealized Appreciation	164,607,852

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 107

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 56.5%
AECOM* (Construction & Engineering)	0.2%	1,686	$87,487
Alleghany Corp. (Insurance)	0.2%	151	86,855
Amedisys, Inc.* (Health Care Providers & Services)	0.2%	341	83,474
AptarGroup, Inc. (Containers & Packaging)	0.2%	677	85,519
Axon Enterprise, Inc.* (Aerospace & Defense)	0.2%	667	83,835
Bio-Techne Corp. (Life Sciences Tools & Services)	0.4%	406	123,144
Boston Beer Co., Inc. (The), Class A* (Beverages)	0.2%	95	88,430
Brown & Brown, Inc. (Insurance)	0.3%	2,467	111,089
Cable One, Inc. (Media)	0.3%	57	112,898
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	0.4%	2,092	142,507
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	1,024	101,202
Ceridian HCM Holding, Inc.* (Software)	0.4%	1,364	131,517
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	0.3%	521	122,185
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.4%	1,818	136,605
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	1,153	104,220
CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	1,228	85,849
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	0.3%	864	91,878
Encompass Health Corp. (Health Care Providers & Services)	0.2%	1,045	84,206
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	0.5%	1,324	180,819
Essential Utilities, Inc. (Water Utilities)	0.3%	2,344	106,136
FactSet Research Systems, Inc. (Capital Markets)	0.4%	399	133,170
Fair Isaac Corp.* (Software)	0.4%	306	144,671
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	890	83,153
Five Below, Inc.* (Specialty Retail)	0.3%	587	91,807
Generac Holdings, Inc.* (Electrical Equipment)	0.4%	660	142,296
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Gentex Corp. (Auto Components)	0.2%	2,582	$84,173
Graco, Inc. (Machinery)	0.3%	1,751	118,613
Hubbell, Inc. (Electrical Equipment)	0.3%	570	92,107
IAA, Inc.* (Commercial Services & Supplies)	0.2%	1,408	84,367
Lennox International, Inc. (Building Products)	0.3%	366	105,346
Masimo Corp.* (Health Care Equipment & Supplies)	0.4%	531	135,134
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	5,557	107,806
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.4%	623	127,173
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	444	142,062
Nordson Corp. (Machinery)	0.3%	567	115,560
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	2,385	84,000
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	0.3%	1,513	105,910
PTC, Inc.* (Software)	0.3%	1,097	118,311
RenaissanceRe Holdings Ltd. (Insurance)	0.3%	538	88,576
Repligen Corp.* (Life Sciences Tools & Services)	0.3%	513	97,301
RPM International, Inc. (Chemicals)	0.3%	1,366	120,222
Service Corp. International (Diversified Consumer Services)	0.3%	1,852	90,081
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	527	146,495
Sunrun, Inc.* (Electrical Equipment)	0.3%	1,627	104,258
Toro Co. (The) (Machinery)	0.3%	1,127	102,230
Trex Co., Inc.* (Building Products)	0.3%	1,216	90,981
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	2,630	157,458
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	0.3%	451	103,297
Williams-Sonoma, Inc. (Specialty Retail)	0.3%	818	89,546
XPO Logistics, Inc.* (Air Freight & Logistics)	0.3%	960	102,413
Other Common Stocks (b)	41.3%	359,649	14,836,790
Total Common Stocks (Cost $18,188,971)			20,295,162

See accompanying notes to the financial statements.

108 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $59,933)	0.2%	59,933	$59,933
		Principal Amount
Short-Term Investments — 6.2%
Repurchase Agreements (d) — 6.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $2,242,145 (Cost $2,242,142)		$2,242,142	2,242,142
Total Investments — 62.9% (Cost $20,491,046)			22,597,237
Other assets less liabilities — 37.1%			13,328,322
Net assets — 100.0%			$35,925,559

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,444,077.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $74,542, collateralized in the form of cash with a value of $59,933 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $20,236 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 10, 2020 - February 15, 2050; a total value of $80,169.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $59,933.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,511,947
Aggregate gross unrealized depreciation	(819,971)
Net unrealized appreciation	$11,691,976
Federal income tax cost	$21,464,612

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	17	12/18/2020	USD	$3,686,280	$250,482

Swap Agreementsa

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
20,521,908	12/7/2020	Bank of America NA	0.53%	S&P MidCap 400®	3,040,098	(3,040,098)	—	—
11,939,761	11/8/2021	BNP Paribas SA	0.53%	S&P MidCap 400®	762,688	(762,688)	—	—
275,400	12/6/2021	Citibank NA	0.50%	S&P MidCap 400®	18,210	—	—	18,210
12,774,634	11/8/2021	Credit Suisse International	0.63%	S&P MidCap 400®	1,173,691	—	(1,173,691)	—
15,601,308	12/7/2020	Goldman Sachs International	0.55%	S&P MidCap 400®	1,844,748	(1,844,748)	—	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 109

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
4,675,286	1/6/2021	Morgan Stanley & Co. International plc	(0.04)%	S&P MidCap 400®	741,776	(741,776)	—	—
3,532,487	1/6/2021	Societe Generale	0.35%	S&P MidCap 400®	2,097,781	(2,047,097)	—	50,684
14,481,243	11/8/2021	UBS AG	0.48%	S&P MidCap 400®	629,877	(620,776)	(9,101)	—
83,802,027					10,308,869
				Total Unrealized Appreciation	10,308,869

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	0.6%
Air Freight & Logistics	0.3%
Airlines	0.1%
Auto Components	0.9%
Automobiles	0.3%
Banks	3.4%
Beverages	0.3%
Biotechnology	0.8%
Building Products	1.0%
Capital Markets	1.5%
Chemicals	1.5%
Commercial Services & Supplies	1.2%
Communications Equipment	0.6%
Construction & Engineering	0.7%
Construction Materials	0.1%
Consumer Finance	0.3%
Containers & Packaging	0.6%
Diversified Consumer Services	0.7%
Diversified Financial Services	0.1%
Electric Utilities	0.6%
Electrical Equipment	1.4%

See accompanying notes to the financial statements.

110 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Electronic Equipment, Instruments & Components	2.2%
Energy Equipment & Services	0.1%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	4.9%
Food & Staples Retailing	0.5%
Food Products	1.1%
Gas Utilities	0.7%
Health Care Equipment & Supplies	1.9%
Health Care Providers & Services	1.7%
Hotels, Restaurants & Leisure	2.5%
Household Durables	0.9%
Household Products	0.1%
Industrial Conglomerates	0.2%
Insurance	2.4%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.2%
IT Services	1.2%
Leisure Products	0.5%
Life Sciences Tools & Services	1.4%
Machinery	2.8%
Marine	0.1%
Media	0.7%
Metals & Mining	0.9%
Multiline Retail	0.4%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	0.6%
Paper & Forest Products	0.2%
Personal Products	0.2%
Pharmaceuticals	0.4%
Professional Services	0.7%
Real Estate Management & Development	0.2%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	3.0%
Software	2.3%
Specialty Retail	1.6%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.5%
Thrifts & Mortgage Finance	0.4%
Trading Companies & Distributors	0.5%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[a]	43.5%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 111

Investments	Shares	Value
Common Stocks (a) — 79.7%
Automobiles — 3.4%
Tesla, Inc.*	554,163	$314,542,919
Beverages — 1.8%
Keurig Dr Pepper, Inc.	836,855	25,482,235
Monster Beverage Corp.*	313,655	26,591,671
PepsiCo, Inc.	823,429	118,763,164
		170,837,070
Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	130,363	15,918,626
Amgen, Inc.	348,320	77,340,973
Biogen, Inc.*	94,164	22,615,368
BioMarin Pharmaceutical, Inc.*	107,864	8,488,897
Gilead Sciences, Inc.	745,578	45,234,217
Incyte Corp.*	130,061	10,995,357
Moderna, Inc.*	234,668	35,843,190
Regeneron Pharmaceuticals, Inc.*	62,176	32,084,681
Seagen, Inc.*	103,458	17,619,932
Vertex Pharmaceuticals, Inc.*	154,895	35,277,336
		301,418,577
Commercial Services & Supplies — 0.4%
Cintas Corp.	61,584	21,880,795
Copart, Inc.*	139,608	16,117,744
		37,998,539
Communications Equipment — 1.2%
Cisco Systems, Inc.	2,511,024	108,024,253
Diversified Telecommunication Services — 0.1%
Liberty Global plc, Class A*	108,382	2,440,762
Liberty Global plc, Class C*	237,201	5,133,030
		7,573,792
Electric Utilities — 0.5%
Exelon Corp.	579,543	23,801,831
Xcel Energy, Inc.	312,410	21,043,938
		44,845,769
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	84,876	11,075,469
Entertainment — 2.3%
Activision Blizzard, Inc.	459,063	36,486,327
Electronic Arts, Inc.*	171,758	21,942,085
NetEase, Inc., ADR	213,279	19,274,023
Netflix, Inc.*	262,291	128,706,194
Take-Two Interactive Software, Inc.*	67,996	12,273,958
		218,682,587
Investments	Shares	Value
Common Stocks (a) (continued)
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	262,550	$102,859,213
Walgreens Boots Alliance, Inc.	515,356	19,588,682
		122,447,895
Food Products — 0.8%
Kraft Heinz Co. (The)	727,089	23,950,312
Mondelez International, Inc., Class A	849,425	48,799,466
		72,749,778
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc.*	46,861	22,553,731
DexCom, Inc.*	56,928	18,198,743
IDEXX Laboratories, Inc.*	50,595	23,323,283
Intuitive Surgical, Inc.*	69,575	50,514,929
		114,590,686
Health Care Technology — 0.1%
Cerner Corp.	181,625	13,592,815
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A	192,856	24,467,641
Starbucks Corp.	695,187	68,142,230
		92,609,871
Interactive Media & Services — 9.6%
Alphabet, Inc., Class A*	160,709	281,947,869
Alphabet, Inc., Class C*	155,538	273,861,978
Baidu, Inc., ADR*	167,238	23,244,410
Facebook, Inc., Class A*	1,120,933	310,464,813
		889,519,070
Internet & Direct Marketing Retail — 10.2%
Amazon.com, Inc.*	233,500	739,737,340
Booking Holdings, Inc.*	24,341	49,374,502
eBay, Inc.	416,226	20,990,277
Expedia Group, Inc.	80,713	10,047,961
JD.com, Inc., ADR*	545,854	46,588,639
MercadoLibre, Inc.*	29,586	45,956,821
Pinduoduo, Inc., ADR*	171,572	23,815,909
Trip.com Group Ltd., ADR*	311,008	10,446,759
		946,958,208
IT Services — 3.2%
Automatic Data Processing, Inc.	255,689	44,459,203
Cognizant Technology Solutions Corp., Class A	322,486	25,195,831
Fiserv, Inc.*	398,260	45,871,587
Paychex, Inc.	213,365	19,874,950

See accompanying notes to the financial statements.

112 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
PayPal Holdings, Inc.*	697,788	$149,410,366
VeriSign, Inc.*	68,326	13,714,395
		298,526,332
Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	86,858	27,976,093
Machinery — 0.2%
PACCAR, Inc.	205,866	17,922,694
Media — 2.6%
Charter Communications, Inc., Class A*	121,820	79,425,422
Comcast Corp., Class A	2,711,069	136,204,106
Fox Corp., Class A	204,376	5,894,204
Fox Corp., Class B	155,276	4,406,733
Sirius XM Holdings, Inc.	2,581,165	16,751,761
		242,682,226
Multiline Retail — 0.2%
Dollar Tree, Inc.*	141,152	15,419,445
Professional Services — 0.2%
Verisk Analytics, Inc.	96,555	19,147,822
Road & Rail — 0.4%
CSX Corp.	454,994	40,972,210
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc.*	698,201	64,695,305
Analog Devices, Inc.	219,546	30,534,458
Applied Materials, Inc.	543,126	44,797,032
ASML Holding NV (Registered), NYRS	45,385	19,866,376
Broadcom, Inc.	237,763	95,480,866
Intel Corp.	2,529,290	122,291,171
KLA Corp.	92,460	23,297,146
Lam Research Corp.	86,615	39,207,146
Maxim Integrated Products, Inc.	158,623	13,172,054
Microchip Technology, Inc.	150,140	20,177,315
Micron Technology, Inc.*	660,710	42,344,904
NVIDIA Corp.	366,939	196,701,320
NXP Semiconductors NV	166,085	26,311,186
QUALCOMM, Inc.	670,979	98,747,979
Skyworks Solutions, Inc.	99,345	14,024,534
Texas Instruments, Inc.	544,734	87,838,357
Xilinx, Inc.	145,293	21,147,396
		960,634,545
Investments	Shares	Value
Common Stocks (a) (continued)
Software — 12.7%
Adobe, Inc.*	285,270	$136,493,137
ANSYS, Inc.*	51,004	17,242,412
Autodesk, Inc.*	130,369	36,533,305
Cadence Design Systems, Inc.*	165,803	19,282,889
Check Point Software Technologies Ltd.*	83,362	9,810,040
Citrix Systems, Inc.	73,456	9,102,668
DocuSign, Inc.*	110,036	25,075,004
Intuit, Inc.	155,719	54,816,202
Microsoft Corp.	3,528,097	755,259,725
Splunk, Inc.*	94,472	19,289,293
Synopsys, Inc.*	90,243	20,530,282
Workday, Inc., Class A*	105,280	23,665,891
Zoom Video Communications, Inc., Class A*	108,273	51,793,472
		1,178,894,320
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.*	44,057	19,492,579
Ross Stores, Inc.	211,676	22,759,404
Ulta Beauty, Inc.*	33,461	9,215,159
		51,467,142
Technology Hardware, Storage & Peripherals — 10.2%
Apple, Inc.	7,973,368	949,229,460
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	73,952	27,378,509
Trading Companies & Distributors — 0.2%
Fastenal Co.	341,115	16,868,137
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.*	736,123	97,860,192
Total Common Stocks (Cost $7,179,419,278)		7,412,446,425
	Principal Amount
Short-Term Investments — 9.2%
Repurchase Agreements (b) — 9.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $860,516,443 (Cost $860,514,740)	$860,514,740	860,514,740
Total Investments — 88.9% (Cost $8,039,934,018)		8,272,961,165
Other assets less liabilities — 11.1%		1,030,442,229
Net Assets — 100.0%		$9,303,403,394

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 113

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,993,401,674.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,301,767,079
Aggregate gross unrealized depreciation	(268,650,095)
Net unrealized appreciation	$1,033,116,984
Federal income tax cost	$8,198,431,007

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,448	12/18/2020	USD	$355,541,920	$21,624,209

Swap Agreementsa

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
2,442,732,927	11/8/2021	Bank of America NA	0.43%	NASDAQ-100 Index®	20,475,503	(19,193,820)	—	1,281,683
2,625,199,650	11/8/2021	BNP Paribas SA	0.63%	NASDAQ-100 Index®	39,416,521	(37,861,819)	(157,080)	1,397,622
4,631,671,118	11/8/2021	Citibank NA	0.39%	NASDAQ-100 Index®	96,332,159	—	(92,490,000)	3,842,159
3,148,222,668	11/8/2021	Credit Suisse International	0.58%	NASDAQ-100 Index®	765,877,861	—	(763,300,000)	2,577,861
2,060,672,905	11/8/2021	Goldman Sachs International	0.65%	NASDAQ-100 Index®	29,604,425	(28,989,149)	—	615,276
304,597,849	11/8/2021	J.P. Morgan Securities	0.50%	NASDAQ-100 Index®	24,365,506	—	(24,120,000)	245,506
469,545,411	11/8/2021	Morgan Stanley & Co. International plc	0.20%	NASDAQ-100 Index®	61,287,073	(61,287,073)	—	—
4,359,461,634	11/22/2021	Societe Generale	0.43%	NASDAQ-100 Index®	53,077,938	(52,992,366)	(85,572)	—
101,802,519	11/8/2021	UBS AG	0.93%	NASDAQ-100 Index®	(153,474,369)	153,471,662	2,707	—
20,143,906,681					936,962,617
				Total Unrealized Appreciation	1,090,436,986
				Total Unrealized Depreciation	(153,474,369)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

114 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 115

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 67.1%
Amicus Therapeutics, Inc.* (Biotechnology)	0.2%	19,636	$449,468
Appian Corp.*(b) (Software)	0.1%	2,747	384,580
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.2%	7,752	484,733
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.2%	10,577	433,551
Blackline, Inc.* (Software)	0.2%	3,875	476,237
Blueprint Medicines Corp.* (Biotechnology)	0.2%	4,275	462,042
Brookfield Renewable Corp. (Independent Power and Renewable Electricity Producers)	0.2%	5,284	418,229
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	5,611	409,547
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	0.3%	12,810	872,617
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.2%	2,935	528,065
Darling Ingredients, Inc.* (Food Products)	0.2%	12,426	599,927
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	2,163	550,678
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	2,984	406,809
EMCOR Group, Inc. (Construction & Engineering)	0.1%	4,197	361,697
Essent Group Ltd. (Thrifts & Mortgage Finance)	0.1%	8,517	373,556
Freshpet, Inc.* (Food Products)	0.2%	2,992	409,545
Halozyme Therapeutics, Inc.* (Biotechnology)	0.2%	10,489	410,120
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	5,818	417,092
Helen of Troy Ltd.* (Household Durables)	0.2%	1,952	394,284
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	7,785	526,655
Inspire Medical Systems, Inc.* (Health Care Technology)	0.1%	2,021	375,381
Invitae Corp.*(b) (Biotechnology)	0.2%	8,914	442,580
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	0.2%	2,116	517,383
Kinsale Capital Group, Inc. (Insurance)	0.1%	1,633	392,181
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.2%	10,385	$434,612
LHC Group, Inc.* (Health Care Providers & Services)	0.2%	2,343	459,978
Lithia Motors, Inc., Class A (Specialty Retail)	0.2%	1,967	569,053
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.2%	3,128	398,290
Mirati Therapeutics, Inc.* (Biotechnology)	0.3%	3,187	758,028
Natera, Inc.* (Biotechnology)	0.2%	5,468	482,660
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.1%	8,000	380,640
Nevro Corp.* (Health Care Equipment & Supplies)	0.2%	2,591	417,799
Novavax, Inc.* (Biotechnology)	0.3%	4,762	664,299
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	0.3%	11,748	822,360
Performance Food Group Co.* (Food & Staples Retailing)	0.2%	10,119	438,962
Plug Power, Inc.* (Electrical Equipment)	0.3%	29,044	766,471
Q2 Holdings, Inc.* (Software)	0.2%	3,832	434,434
Redfin Corp.* (Real Estate Management & Development)	0.1%	7,487	358,553
RH* (Specialty Retail)	0.2%	1,200	543,792
Saia, Inc.* (Road & Rail)	0.1%	2,031	354,491
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	3,347	392,302
SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	0.2%	3,391	468,297
South State Corp. (Banks)	0.1%	5,406	359,365
Stifel Financial Corp. (Capital Markets)	0.1%	5,145	356,548
Sunrun, Inc.* (Electrical Equipment)	0.3%	11,273	722,374
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	4,162	496,318
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.1%	5,073	384,533
TopBuild Corp.* (Household Durables)	0.2%	2,555	445,158
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.2%	4,768	565,199
YETI Holdings, Inc.* (Leisure Products)	0.1%	6,179	390,327
Other Common Stocks(b)	57.7%	7,007,580	150,026,658
Total Common Stocks (Cost $173,810,321)			173,988,458

See accompanying notes to the financial statements.

116 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0%
Contra Aduro Biotech I, CVR*(c)(d)	0.0%	899	$—
Omthera Pharmaceuticals, Inc., CVR*(c)(d)	0.0%	363	—
Oncternal Therapeutics, Inc., CVR*(c)(d)	0.0%	23	—
Tobira Therapeutics, Inc., CVR*(c)(d)	0.0%	218	—
Total Rights (Cost $2,659)			—
		Shares
Securities Lending Reinvestments (e) — 1.6%
Investment Companies — 1.6%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $4,232,087)	1.6%	4,232,087	4,232,087
		Principal Amount
Short-Term Investments — 12.7%
Repurchase Agreements (f) — 12.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $33,111,473 (Cost $33,111,405)		$33,111,405	33,111,405
Total Investments — 81.4% (Cost $211,156,472)			211,331,950
Other assets less liabilities — 18.6%			48,395,342
Net assets — 100.0%			$259,727,292

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $32,457,872.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $4,953,864, collateralized in the form of cash with a value of $4,232,087 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,067,310 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 10, 2020 - May 15, 2050; a total value of $5,299,397.

(c)  Illiquid security.

(d)  Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(e)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $4,232,087.

(f)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,243,837
Aggregate gross unrealized depreciation	(9,461,678)
Net unrealized appreciation	$35,782,159
Federal income tax cost	$220,850,139

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	254	12/18/2020	USD	$23,115,270	$1,443,969

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 117

Swap Agreementsa

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
82,076,117	12/7/2020	Bank of America NA	(0.37)%	Russell 2000® Index	3,237,962	(3,237,962)	—	—
101,151,055	11/8/2021	BNP Paribas SA	0.03%	Russell 2000® Index	12,130,314	(12,130,314)	—	—
30,076,165	1/20/2021	Citibank NA	0.24%	Russell 2000® Index	9,556,201	—	(9,556,201)	—
71,025,755	11/8/2021	Credit Suisse International	0.43%	Russell 2000® Index	4,831,832	—	(4,831,832)	—
14,620,434	12/7/2020	Goldman Sachs International	0.35%	Russell 2000® Index	3,298,244	(3,298,244)	—	—
6,181,929	11/8/2021	Morgan Stanley & Co. International plc	(0.23)%	Russell 2000® Index	771,099	(771,099)	—	—
198,465,930	11/22/2021	Societe Generale	0.43%	Russell 2000® Index	3,105,668	(3,105,668)	—	—
78,628,963	12/6/2021	UBS AG	0.13%	Russell 2000® Index	6,925,059	—	(6,925,059)	—
582,226,348					43,856,379
				Total Unrealized Appreciation	43,856,379

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	0.6%
Air Freight & Logistics	0.2%
Airlines	0.2%
Auto Components	1.0%
Automobiles	0.1%
Banks	5.2%
Beverages	0.2%
Biotechnology	7.5%
Building Products	1.0%
Capital Markets	1.0%
Chemicals	1.2%

See accompanying notes to the financial statements.

118 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Commercial Services & Supplies	1.3%
Communications Equipment	0.6%
Construction & Engineering	0.9%
Construction Materials	0.1%
Consumer Finance	0.4%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.4%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.4%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	1.5%
Energy Equipment & Services	0.4%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	3.8%
Food & Staples Retailing	0.6%
Food Products	1.0%
Gas Utilities	0.7%
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	1.8%
Health Care Technology	0.8%
Hotels, Restaurants & Leisure	2.4%
Household Durables	1.4%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.4%
Industrial Conglomerates	0.0%*
Insurance	1.5%
Interactive Media & Services	0.3%
Internet & Direct Marketing Retail	0.5%
IT Services	1.3%
Leisure Products	0.4%
Life Sciences Tools & Services	0.5%
Machinery	2.5%
Marine	0.1%
Media	0.5%
Metals & Mining	1.1%
Mortgage Real Estate Investment Trusts (REITs)	0.9%
Multiline Retail	0.2%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	0.9%
Paper & Forest Products	0.3%
Personal Products	0.3%
Pharmaceuticals	1.0%
Professional Services	0.9%
Real Estate Management & Development	0.5%
Road & Rail	0.4%
Semiconductors & Semiconductor Equipment	2.0%
Software	3.7%
Specialty Retail	2.0%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	1.2%
Tobacco	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 119

Trading Companies & Distributors	1.0%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[a]	32.9%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

120 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 58.4%
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	57,852	$6,260,743
AbbVie, Inc. (Biotechnology)	0.4%	57,667	6,030,815
Accenture plc, Class A (IT Services)	0.3%	20,788	5,178,083
Adobe, Inc.* (Software)	0.5%	15,668	7,496,668
Alphabet, Inc., Class A* (Interactive Media & Services)	1.0%	9,814	17,217,682
Alphabet, Inc., Class C* (Interactive Media & Services)	1.0%	9,594	16,892,540
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.6%	13,907	44,057,932
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.7%	525,281	62,534,703
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	232,811	6,693,316
Bank of America Corp. (Banks)	0.4%	249,125	7,015,360
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.9%	64,762	14,824,669
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	73,643	4,595,323
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	13,142	5,277,564
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.3%	62,904	5,483,971
Cisco Systems, Inc. (Communications Equipment)	0.4%	138,326	5,950,785
Coca-Cola Co. (The) (Beverages)	0.4%	126,315	6,517,854
Comcast Corp., Class A (Media)	0.4%	148,944	7,482,947
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	14,432	5,654,025
Danaher Corp. (Health Care Equipment & Supplies)	0.3%	20,638	4,635,914
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.3%	138,162	5,268,117
Facebook, Inc., Class A* (Interactive Media & Services)	1.3%	78,557	21,757,932
Home Depot, Inc. (The) (Specialty Retail)	0.6%	35,177	9,758,452
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	22,925	4,674,866
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	138,959	6,718,668
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Johnson & Johnson (Pharmaceuticals)	0.7%	86,030	$12,446,820
JPMorgan Chase & Co. (Banks)	0.7%	99,572	11,737,547
Linde plc (Chemicals)	0.3%	17,161	4,400,424
Mastercard, Inc., Class A (IT Services)	0.6%	28,861	9,712,015
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.3%	24,303	5,284,444
Medtronic plc (Health Care Equipment & Supplies)	0.3%	43,912	4,992,794
Merck & Co., Inc. (Pharmaceuticals)	0.4%	82,636	6,643,108
Microsoft Corp. (Software)	3.2%	247,268	52,932,661
Netflix, Inc.* (Entertainment)	0.4%	14,415	7,073,441
NextEra Energy, Inc. (Electric Utilities)	0.3%	63,996	4,709,466
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.3%	40,665	5,477,576
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.6%	20,159	10,806,434
PayPal Holdings, Inc.* (IT Services)	0.5%	38,327	8,206,577
PepsiCo, Inc. (Beverages)	0.4%	45,249	6,526,263
Pfizer, Inc. (Pharmaceuticals)	0.4%	181,570	6,955,947
Procter & Gamble Co. (The) (Household Products)	0.7%	81,353	11,297,491
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	36,856	5,424,097
salesforce.com, Inc.* (Software)	0.4%	29,731	7,307,880
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	29,920	4,824,600
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	12,939	6,016,376
Union Pacific Corp. (Road & Rail)	0.3%	22,177	4,525,882
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.6%	31,057	10,445,711
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	135,217	8,168,459
Visa, Inc., Class A (IT Services)	0.7%	55,095	11,589,233
Walmart, Inc. (Food & Staples Retailing)	0.4%	45,375	6,932,846
Walt Disney Co. (The) (Entertainment)	0.5%	59,048	8,739,694
Other Common Stocks (b)	26.7%	5,871,027	447,890,783
Total Common Stocks (Cost $917,255,995)			979,047,498

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 121

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $213,420)	0.0%	213,420	$213,420
		Principal Amount
Short-Term Investments — 12.7%
Repurchase Agreements (e) — 12.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $212,242,533 (Cost $212,242,112)		$212,242,112	212,242,112
Total Investments — 71.1% (Cost $1,129,711,527)			1,191,503,030
Other assets less liabilities — 28.9%			484,549,393
Net assets — 100.0%			$1,676,052,423

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $429,770,339.

(b)  The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $197,621, collateralized in the form of cash with a value of $213,420 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $213,420.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$410,796,791
Aggregate gross unrealized depreciation	(156,007,386)
Net unrealized appreciation	$254,789,405
Federal income tax cost	$1,286,548,167

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	588	12/18/2020	USD	$106,522,080	$5,480,806

Swap Agreementsa

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
1,268,133,370	12/7/2020	Bank of America NA	0.43%	S&P 500®	13,715,433	(13,715,433)	—	—
52,412,229	11/8/2021	BNP Paribas SA	0.68%	S&P 500®	(121,936,735)	110,816,323	11,120,412	—
798,142,063	12/6/2021	Citibank NA	0.39%	S&P 500®	16,451,908	—	(16,451,908)	—
697,181,883	11/8/2021	Credit Suisse International	0.63%	S&P 500®	89,924,767	—	(89,924,767)	—
211,658,922	3/8/2021	Goldman Sachs International	0.65%	S&P 500®	132,766,657	(132,759,956)	(6,701)	—
27,799,632	11/8/2021	Morgan Stanley & Co. International plc	0.14%	S&P 500®	4,128,497	(4,128,497)	—	—

See accompanying notes to the financial statements.

122 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2020 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
784,781,870	1/6/2021	Societe Generale	0.48%	S&P 500®	112,515,081	(90,982,151)	(21,532,930)	—
103,582,240	11/8/2021	UBS AG	0.63%	S&P 500®	96,788,128	(3,404,367)	(93,383,761)	—
3,943,692,209					344,353,736
				Total Unrealized Appreciation	466,290,471
				Total Unrealized Depreciation	(121,936,735)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2020:

Aerospace & Defense	1.0%
Air Freight & Logistics	0.4%
Airlines	0.2%
Auto Components	0.1%
Automobiles	0.2%
Banks	2.2%
Beverages	1.0%
Biotechnology	1.1%
Building Products	0.3%
Capital Markets	1.5%
Chemicals	1.1%
Commercial Services & Supplies	0.3%
Communications Equipment	0.5%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.3%
Containers & Packaging	0.2%
Distributors	0.1%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	0.9%
Electric Utilities	1.1%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.4%
Energy Equipment & Services	0.1%
Entertainment	1.2%
Equity Real Estate Investment Trusts (REITs)	1.4%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 :: ULTRAPRO S&P500® UPRO :: 123

Food & Staples Retailing	0.9%
Food Products	0.6%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	1.6%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	1.0%
Household Durables	0.2%
Household Products	1.0%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.7%
Insurance	1.1%
Interactive Media & Services	3.4%
Internet & Direct Marketing Retail	2.9%
IT Services	3.2%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.7%
Machinery	1.0%
Media	0.8%
Metals & Mining	0.2%
Multiline Retail	0.3%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	1.2%
Personal Products	0.1%
Pharmaceuticals	2.3%
Professional Services	0.2%
Real Estate Management & Development	0.0%*
Road & Rail	0.6%
Semiconductors & Semiconductor Equipment	3.1%
Software	5.1%
Specialty Retail	1.4%
Technology Hardware, Storage & Peripherals	3.9%
Textiles, Apparel & Luxury Goods	0.4%
Tobacco	0.4%
Trading Companies & Distributors	0.1%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	41.6%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

124 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2020 :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 89.7%
Repurchase Agreements (a) — 89.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $20,757,912 (Cost $20,757,874)	$20,757,874	$20,757,874
Total Investments — 89.7% (Cost $20,757,874)		20,757,874
Other assets less liabilities — 10.3%		2,385,798
Net Assets — 100.0%		$23,143,672

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,319,788
Aggregate gross unrealized depreciation	(1,875,987)
Net unrealized depreciation	$(556,199)
Federal income tax cost	$20,757,874

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	4	3/22/2021	USD	$699,625	$(3,514)

Swap Agreementsa

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(593,565)	11/6/2021	Bank of America NA	0.07%	ICE U.S. Treasury 20+ Year Bond Index	(1,872,473)	—	1,872,473	—
(32,549,695)	12/7/2020	Citibank NA	0.32%	ICE U.S. Treasury 20+ Year Bond Index	393,304	—	(393,304)	—
(6,986,428)	12/7/2020	Goldman Sachs International	0.22%	ICE U.S. Treasury 20+ Year Bond Index	685,461	(685,461)	—	—
(28,992,676)	11/8/2021	Societe Generale	0.19%	ICE U.S. Treasury 20+ Year Bond Index	241,023	(241,023)	—	—
(69,122,364)					(552,685)
				Total Unrealized Appreciation	1,319,788
				Total Unrealized Depreciation	(1,872,473)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 125

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

126 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 212.1%
Repurchase Agreements (a) — 51.2%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $272,413,223 (Cost $272,412,684)	$272,412,684	$272,412,684
U.S. Treasury Obligations (b) — 160.9%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	25,000,000	24,999,948
0.09%, 12/15/2020 (c)	25,000,000	24,999,587
0.10%, 12/17/2020 (c)	20,000,000	19,999,467
0.09%, 12/24/2020 (c)	25,000,000	24,999,002
0.12%, 12/31/2020 (c)	20,000,000	19,998,875
0.11%, 1/7/2021 (c)	50,000,000	49,996,595
0.10%, 1/14/2021 (c)	50,000,000	49,996,180
0.09%, 1/21/2021 (c)	75,000,000	74,993,094
0.06%, 1/26/2021 (c)	40,000,000	39,995,489
0.01%, 1/28/2021 (c)	100,000,000	99,988,118
0.11%, 2/4/2021 (c)	50,000,000	49,993,665
0.11%, 2/18/2021 (c)	25,000,000	24,996,425
0.12%, 2/25/2021 (c)	50,000,000	49,991,788
0.09%, 3/4/2021 (c)	25,000,000	24,995,173
0.09%, 3/18/2021 (c)	25,000,000	24,994,241
0.13%, 3/25/2021 (c)	25,000,000	24,993,601
0.08%, 4/1/2021 (c)	25,000,000	24,993,383
0.08%, 4/8/2021 (c)	50,000,000	49,985,778
0.08%, 4/15/2021 (c)	20,000,000	19,994,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,864
0.09%, 5/6/2021 (c)	50,000,000	49,983,209
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
0.09%, 5/20/2021 (c)	$30,000,000	$29,989,021
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
Total U.S. Treasury Obligations (Cost $854,826,822)		854,856,143
Total Short-Term Investments (Cost $1,127,239,506)		1,127,268,827
Total Investments — 212.1% (Cost $1,127,239,506)		1,127,268,827
Liabilities in excess of other assets — (112.1%)		(595,686,446)
Net Assets — 100.0%		$531,582,381

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $644,192,768.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,038
Aggregate gross unrealized depreciation	(775,760,714)
Net unrealized depreciation	$(775,720,676)
Federal income tax cost	$1,127,239,506

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	218	12/18/2020	USD	$32,295,610	$(339,502)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 127

Swap Agreementsa

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(253,113,986)	12/6/2021	Bank of America NA	(0.13)%	Dow Jones Industrial AverageSM	(14,061,574)	14,061,574	—	—
(198,104,670)	11/8/2021	BNP Paribas SA	(0.38)%	Dow Jones Industrial AverageSM	(10,431,934)	7,181,934	3,250,000	—
(104,328,013)	1/20/2021	Citibank NA	(0.21)%	Dow Jones Industrial AverageSM	(95,657,720)	88,937,720	6,720,000	—
(278,929,241)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones Industrial AverageSM	(61,262,024)	—	61,262,024	—
(14,878,597)	12/7/2020	Goldman Sachs International	(0.30)%	Dow Jones Industrial AverageSM	(7,449,081)	7,449,081	—	—
(394,193,912)	3/8/2021	Morgan Stanley & Co. International plc	0.46%	Dow Jones Industrial AverageSM	(148,747,259)	114,184,259	34,563,000	—
(237,049,843)	1/6/2021	Societe Generale	(0.18)%	Dow Jones Industrial AverageSM	(432,041,771)	370,945,771	61,096,000	—
(81,913,169)	11/8/2021	UBS AG	(0.33)%	Dow Jones Industrial AverageSM	(5,759,132)	5,759,132	—	—
(1,562,511,431)					(775,410,495)
				Total Unrealized Depreciation	(775,410,495)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

128 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 94.3%
Repurchase Agreements (a) — 94.3%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $8,951,645 (Cost $8,951,626)	$8,951,626	$8,951,626
Total Investments — 94.3% (Cost $8,951,626)		8,951,626
Other assets less liabilities — 5.7%		539,868
Net Assets — 100.0%		$9,491,494

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10,555,705)
Net unrealized depreciation	$(10,555,705)
Federal income tax cost	$8,951,626

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	12/18/2020	USD	$433,680	$(7,867)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 129

Swap Agreementsa

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,551,834)	3/8/2021	Bank of America NA	(0.23)%	S&P MidCap 400®	(3,882,659)	—	3,882,659	—
(4,024,736)	11/8/2021	BNP Paribas SA	(0.23)%	S&P MidCap 400®	(266,751)	—	266,751	—
(5,698,818)	12/6/2021	Citibank NA	(0.30)%	S&P MidCap 400®	(377,471)	—	377,471	—
(4,061,601)	11/8/2021	Credit Suisse International	(0.33)%	S&P MidCap 400®	(2,103,820)	—	2,103,820	—
(6,353,705)	11/22/2021	Morgan Stanley & Co. International plc	0.54%	S&P MidCap 400®	(423,906)	—	423,906	—
(4,350,011)	3/8/2021	Societe Generale	0.19%	S&P MidCap 400®	(3,493,231)	—	3,493,231	—
(28,040,705)					(10,547,838)
				Total Unrealized Depreciation	(10,547,838)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

130 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 156.5%
Repurchase Agreements (a) — 24.1%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $331,242,888 (Cost $331,242,231)	$331,242,231	$331,242,231
U.S. Treasury Obligations (b) — 132.4%
U.S. Treasury Bills
0.09%, 12/10/2020 (c)	100,000,000	99,999,062
0.09%, 12/15/2020 (c)	25,000,000	24,999,587
0.10%, 12/17/2020 (c)	120,000,000	119,996,800
0.09%, 12/24/2020 (c)	50,000,000	49,998,003
0.12%, 12/31/2020 (c)	25,000,000	24,998,594
0.10%, 1/5/2021 (c)	25,000,000	24,998,635
0.11%, 1/7/2021 (c)	50,000,000	49,996,595
0.10%, 1/14/2021 (c)	50,000,000	49,996,180
0.11%, 1/21/2021 (c)	50,000,000	49,995,396
0.06%, 1/26/2021 (c)	30,000,000	29,996,617
0.10%, 2/4/2021 (c)	150,000,000	149,980,996
0.10%, 2/9/2021 (c)	100,000,000	99,977,639
0.10%, 2/18/2021 (c)	175,000,000	174,974,975
0.12%, 2/25/2021 (c)	50,000,000	49,991,788
0.09%, 3/4/2021 (c)	75,000,000	74,985,518
0.10%, 3/11/2021 (c)	50,000,000	49,990,243
0.13%, 3/25/2021 (c)	25,000,000	24,993,601
0.08%, 4/1/2021 (c)	25,000,000	24,993,383
0.08%, 4/8/2021 (c)	25,000,000	24,992,889
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.10%, 4/22/2021 (c)	125,000,000	124,959,322
0.08%, 5/13/2021 (c)	30,000,000	29,989,813
0.09%, 5/20/2021 (c)	85,000,000	84,968,893
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
0.11%, 6/17/2021 (c)	$125,000,000	$124,948,437
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
0.10%, 8/12/2021 (c)	75,000,000	74,961,635
0.12%, 9/9/2021 (c)	150,000,000	149,888,375
Total U.S. Treasury Obligations (Cost $1,824,422,611)		1,824,557,616
Total Short-Term Investments (Cost $2,155,664,842)		2,155,799,847
Total Investments — 156.5% (Cost $2,155,664,842)		2,155,799,847
Liabilities in excess of other assets — (56.5%)		(778,714,388)
Net Assets — 100.0%		$1,377,085,459

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,126,808,956.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,749,568
Aggregate gross unrealized depreciation	(938,239,854)
Net unrealized depreciation	$(934,490,286)
Federal income tax cost	$2,155,664,842

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	509	12/18/2020	USD	$124,979,860	$(3,293,733)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO SHORT QQQ SQQQ :: 131

Swap Agreementsa

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(406,645,735)	12/6/2021	Bank of America NA	(0.08)%	NASDAQ-100 Index®	3,611,508	(3,611,508)	—	—
(546,430,973)	11/8/2021	BNP Paribas SA	(0.33)%	NASDAQ-100 Index®	(7,944,929)	—	7,944,929	—
(792,239,032)	1/20/2021	Citibank NA	(0.21)%	NASDAQ-100 Index®	(379,296,137)	366,928,137	12,368,000	—
(647,178,417)	11/8/2021	Credit Suisse International	(0.28)%	NASDAQ-100 Index®	(326,614,144)	297,054,144	29,560,000	—
(910,113,051)	11/8/2021	Goldman Sachs International	(0.40)%	NASDAQ-100 Index®	(49,364,046)	35,776,046	13,588,000	—
(26,008,838)	1/6/2021	Morgan Stanley & Co. International plc	0.30%	NASDAQ-100 Index®	(8,734,683)	—	8,734,683	—
(418,644,152)	1/6/2021	Societe Generale	(0.13)%	NASDAQ-100 Index®	(143,717,336)	143,717,336	—	—
(259,041,945)	11/8/2021	UBS AG	(0.28)%	NASDAQ-100 Index®	(19,271,791)	18,131,791	1,140,000	—
(4,006,302,143)					(931,331,558)
				Total Unrealized Appreciation	3,611,508
				Total Unrealized Depreciation	(934,943,066)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.º

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

132 :: SQQQ ULTRAPRO SHORT QQQ :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 136.7%
Repurchase Agreements (a) — 56.7%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $67,249,084 (Cost $67,248,951)	$67,248,951	$67,248,951
U.S. Treasury Obligations (b) — 80.0%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	25,000,000	24,999,948
0.07%, 1/26/2021 (c)	10,000,000	9,998,872
0.09%, 3/4/2021 (c)	25,000,000	24,995,173
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
Total U.S. Treasury Obligations (Cost $94,971,654)		94,978,633
Total Short-Term Investments (Cost $162,220,605)		162,227,584
Total Investments — 136.7% (Cost $162,220,605)		162,227,584
Liabilities in excess of other assets — (36.7%)		(43,588,990)
Net Assets — 100.0%		$118,638,594

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $92,204,580.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,010
Aggregate gross unrealized depreciation	(262,857,315)
Net unrealized depreciation	$(262,850,305)
Federal income tax cost	$162,220,605

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	116	12/18/2020	USD	$10,556,580	$(671,941)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 133

Swap Agreementsa

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(12,050,675)	12/7/2020	Bank of America NA	0.87%	Russell 2000® Index	(47,859,706)	1,394,706	46,465,000	—
(54,514,528)	11/8/2021	BNP Paribas SA	0.27%	Russell 2000® Index	(2,421,428)	1,889,265	418,001	(114,162)
(953,586)	12/6/2021	Citibank NA	0.24%	Russell 2000® Index	(93,112)	—	51,000	(42,112)
(37,901,391)	11/8/2021	Credit Suisse International	0.02%	Russell 2000® Index	(17,520,306)	—	17,520,306	—
(1,297,532)	12/7/2020	Goldman Sachs International	0.15%	Russell 2000® Index	(195,408)	—	195,408	—
(153,015,925)	1/6/2021	Morgan Stanley & Co. International plc	0.73%	Russell 2000® Index	(53,263,097)	—	53,263,097	—
(45,661,104)	3/8/2021	Societe Generale	0.27%	Russell 2000® Index	(131,061,774)	37,309,774	93,752,000	—
(39,950,607)	11/8/2021	UBS AG	0.37%	Russell 2000® Index	(9,770,512)	8,994,512	776,000	—
(345,345,348)					(262,185,343)
				Total Unrealized Depreciation	(262,185,343)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

134 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 219.6%
Repurchase Agreements (a) — 40.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $307,163,610 (Cost $307,162,998)	$307,162,998	$307,162,998
U.S. Treasury Obligations (b) — 179.0%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	45,000,000	44,999,906
0.09%, 12/15/2020 (c)	25,000,000	24,999,587
0.10%, 12/17/2020 (c)	20,000,000	19,999,467
0.10%, 12/24/2020 (c)	175,000,000	174,993,012
0.12%, 12/31/2020 (c)	25,000,000	24,998,594
0.11%, 1/7/2021 (c)	50,000,000	49,996,595
0.10%, 1/14/2021 (c)	50,000,000	49,996,180
0.09%, 1/21/2021 (c)	75,000,000	74,993,094
0.06%, 1/26/2021 (c)	50,000,000	49,994,361
0.01%, 1/28/2021 (c)	100,000,000	99,988,119
0.11%, 2/4/2021 (c)	50,000,000	49,993,665
0.09%, 2/9/2021 (c)	25,000,000	24,994,410
0.11%, 2/18/2021 (c)	25,000,000	24,996,425
0.12%, 2/25/2021 (c)	50,000,000	49,991,788
0.09%, 3/4/2021 (c)	50,000,000	49,990,345
0.11%, 3/11/2021 (c)	175,000,000	174,965,851
0.09%, 3/18/2021 (c)	25,000,000	24,994,241
0.13%, 3/25/2021 (c)	25,000,000	24,993,601
0.08%, 4/1/2021 (c)	25,000,000	24,993,383
0.08%, 4/8/2021 (c)	50,000,000	49,985,778
0.08%, 4/15/2021 (c)	20,000,000	19,994,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,864
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
0.09%, 5/6/2021 (c)	$50,000,000	$49,983,209
0.08%, 5/13/2021 (c)	40,000,000	39,986,417
0.09%, 5/20/2021 (c)	30,000,000	29,989,021
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
0.12%, 9/9/2021 (c)	50,000,000	49,962,792
Total U.S. Treasury Obligations (Cost $1,354,691,137)		1,354,753,345
Total Short-Term Investments (Cost $1,661,854,135)		1,661,916,343
Total Investments — 219.6% (Cost $1,661,854,135)		1,661,916,343
Liabilities in excess of other assets — (119.6%)		(904,979,807)
Net Assets — 100.0%		$756,936,536

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,042,815,574.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,242
Aggregate gross unrealized depreciation	(1,196,022,090)
Net unrealized depreciation	$(1,195,947,848)
Federal income tax cost	$1,661,854,135

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	214	12/18/2020	USD	$38,768,240	$(278,153)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 135

Swap Agreementsa

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(255,671,972)	12/7/2020	Bank of America NA	(0.08)%	S&P 500®	(187,516,937)	93,522,937	93,994,000	—
(234,351,465)	1/6/2021	BNP Paribas SA	(0.38)%	S&P 500®	(321,758,817)	321,758,817	—	—
(138,386,104)	1/6/2021	Citibank NA	(0.21)%	S&P 500®	(192,712,201)	137,464,201	55,248,000	—
(472,380,066)	11/8/2021	Credit Suisse International	(0.38)%	S&P 500®	(217,630,976)	85,988,975	131,642,001	—
(299,436,368)	11/8/2021	Goldman Sachs International	(0.45)%	S&P 500®	(21,976,469)	21,976,469	—	—
(23,728,920)	11/8/2021	Morgan Stanley & Co. International plc	0.36%	S&P 500®	(3,570,783)	—	3,570,783	—
(423,042,600)	1/6/2021	Societe Generale	(0.18)%	S&P 500®	(213,077,294)	206,533,675	—	(6,543,619)
(384,952,063)	11/8/2021	UBS AG	(0.28)%	S&P 500®	(37,488,426)	37,488,426	—	—
(2,231,949,558)					(1,195,731,903)
				Total Unrealized Depreciation	(1,195,731,903)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

136 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 98.3%
Repurchase Agreements (a) — 98.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $24,948,006 (Cost $24,947,956)	$24,947,956	$24,947,956
Total Investments — 98.3% (Cost $24,947,956)		24,947,956
Other assets less liabilities — 1.7%		431,099
Net Assets — 100.0%		$25,379,055

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,873,868)
Net unrealized depreciation	$(6,873,868)
Federal income tax cost	$24,947,956

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	4	3/22/2021	USD	$552,688	$(1,381)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 137

Swap Agreementsa

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(34,792,603)	11/8/2021	Citibank NA	0.34%	ICE U.S. Treasury 7-10 Year Bond Index	(2,374,238)	—	2,374,238	—
(15,484,705)	11/8/2021	Societe Generale	0.19%	ICE U.S. Treasury 7-10 Year Bond Index	(4,498,249)	—	4,498,249	—
(50,277,308)					(6,872,487)
				Total Unrealized Depreciation	(6,872,487)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

138 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 100.8%
Repurchase Agreements (a) — 37.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $179,377,393 (Cost $179,377,038)	$179,377,038	$179,377,038
U.S. Treasury Obligations (b) — 63.8%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	25,000,000	24,999,941
0.12%, 12/31/2020 (c)	20,000,000	19,998,792
0.07%, 1/21/2021 (c)	25,000,000	24,997,521
0.06%, 1/26/2021 (c)	20,000,000	19,997,589
0.11%, 2/18/2021 (c)	25,000,000	24,996,022
0.09%, 3/4/2021 (c)	50,000,000	49,990,351
0.09%, 3/18/2021 (c)	25,000,000	24,993,684
0.08%, 4/1/2021 (c)	25,000,000	24,992,647
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,988
0.09%, 5/6/2021 (c)	25,000,000	24,991,469
0.09%, 5/20/2021 (c)	10,000,000	9,996,281
0.12%, 7/15/2021 (c)	25,000,000	24,988,033
Total U.S. Treasury Obligations (Cost $309,915,949)		309,931,318
Total Short-Term Investments (Cost $489,292,987)		489,308,356
Total Investments — 100.8% (Cost $489,292,987)		489,308,356
Liabilities in excess of other assets — (0.8%)		(3,894,476)
Net Assets — 100.0%		$485,413,880

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,915,644.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,548,497
Aggregate gross unrealized depreciation	(76,525,016)
Net unrealized depreciation	$(74,976,519)
Federal income tax cost	$489,292,987

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	108	3/22/2021	USD	$18,889,875	$(94,875)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 139

Swap Agreementsa

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(13,937,615)	11/6/2021	Bank of America NA	0.07%	ICE U.S. Treasury 20+ Year Bond Index	(68,846,476)	—	68,846,476	—
(429,564,136)	12/7/2020	Citibank NA	0.32%	ICE U.S. Treasury 20+ Year Bond Index	(97,872)	97,872	—	—
(374,183,980)	11/8/2021	Goldman Sachs International	0.22%	ICE U.S. Treasury 20+ Year Bond Index	(7,484,662)	7,484,662	—	—
(140,793,329)	11/8/2021	Societe Generale	0.19%	ICE U.S. Treasury 20+ Year Bond Index	1,531,997	(1,531,997)	—	—
(958,479,060)					(74,897,013)
				Total Unrealized Appreciation	1,531,997
				Total Unrealized Depreciation	(76,429,010)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

140 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 76.1%
Repurchase Agreements (a) — 76.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,839,874
(Cost $1,839,871)	$1,839,871	$1,839,871
Total Investments — 76.1% (Cost $1,839,871)		1,839,871
Other assets less liabilities — 23.9%		577,404
Net Assets — 100.0%		$2,417,275

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,604
Aggregate gross unrealized depreciation	(869,519)
Net unrealized depreciation	$(803,915)
Federal income tax cost	$1,839,871

Swap Agreementsa

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,451,454)	11/8/2021	Bank of America NA	0.37%	Dow Jones U.S. Basic MaterialsSM Index	(338,391)	—	307,000	(31,391)
(670,396)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. Basic MaterialsSM Index	(32,332)	—	32,332	—
(1,768,581)	1/6/2021	Morgan Stanley & Co. International plc	0.36%	Dow Jones U.S. Basic MaterialsSM Index	(381,734)	—	381,734	—
(165,596)	1/6/2021	Societe Generale	0.02%	Dow Jones U.S. Basic MaterialsSM Index	(117,062)	—	50,000	(67,062)
(758,536)	11/8/2021	UBS AG	0.12%	Dow Jones U.S. Basic MaterialsSM Index	65,604	(65,604)	—	—
(4,814,563)					(803,915)
				Total Unrealized Appreciation	65,604
				Total Unrealized Depreciation	(869,519)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT BASIC MATERIALS SMN :: 141

Investments	Principal Amount	Value
Short-Term Investments — 122.5%
Repurchase Agreements (a) — 122.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,028,856 (Cost $1,028,853)	$1,028,853	$1,028,853
Total Investments — 122.5% (Cost $1,028,853)		1,028,853
Liabilities in excess of other assets — (22.5%)		(189,254)
Net Assets — 100.0%		$839,599

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(674,248)
Net unrealized depreciation	$(674,248)
Federal income tax cost	$1,028,853

Swap Agreementsa

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(175,814)	12/7/2020	Bank of America NA	0.02%	Dow Jones U.S. Consumer GoodsSM Index	(113,408)
(123,532)	12/7/2020	Bank of America NA	0.37%	iShares® U.S. Consumer Goods ETF	(44,135)
(299,346)					(157,543)	—	40,000	(117,543)
(27,912)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. Consumer GoodsSM Index	(7,326)	—	—	(7,326)
(550,030)	1/6/2021	Morgan Stanley & Co. International plc	(0.13)%	Dow Jones U.S. Consumer GoodsSM Index	(418,221)
(61,447)	1/6/2021	Morgan Stanley & Co. International plc	0.37%	iShares® U.S. Consumer Goods ETF	(71,446)
(611,477)					(489,667)	—	431,000	(58,667)
(275,015)	11/22/2021	Societe Generale	0.02%	Dow Jones U.S. Consumer GoodsSM Index	(8,993)	—	8,993	—
(462,189)	12/6/2021	UBS AG	0.12%	Dow Jones U.S. Consumer GoodsSM Index	(10,719)	—	10,719	—
(1,675,939)					(674,248)
				Total Unrealized Depreciation	(674,248)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

142 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT CONSUMER GOODS SZK :: 143

Investments	Principal Amount	Value
Short-Term Investments — 124.0%
Repurchase Agreements (a) — 124.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $1,082,702 (Cost $1,082,700)	$1,082,700	$1,082,700
Total Investments — 124.0% (Cost $1,082,700)		1,082,700
Liabilities in excess of other assets — (24.0%)		(209,496)
Net Assets — 100.0%		$873,204

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,967
Aggregate gross unrealized depreciation	(806,438)
Net unrealized depreciation	$(707,471)
Federal income tax cost	$1,082,700

Swap Agreementsa

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(149,201)	12/7/2020	Bank of America NA	(0.03)%	Dow Jones U.S. Consumer ServicesSM Index	(205,018)	—	60,000	(145,018)
(98,424)	12/7/2020	BNP Paribas SA	(0.13)%	Dow Jones U.S. Consumer ServicesSM Index	(324,206)	—	260,000	(64,206)
(77,028)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. Consumer ServicesSM Index	(31,076)	—	—	(31,076)
(223,951)	11/8/2021	Goldman Sachs International	0.00%	Dow Jones U.S. Consumer ServicesSM Index	(37,146)	—	—	(37,146)
(506,386)	1/6/2021	Morgan Stanley & Co. International plc	(0.28)%	Dow Jones U.S. Consumer ServicesSM Index	(197,377)	—	131,000	(66,377)
(604,811)	11/22/2021	Societe Generale	0.02%	Dow Jones U.S. Consumer ServicesSM Index	(11,615)	—	11,615	—
(87,013)	11/8/2021	UBS AG	0.12%	Dow Jones U.S. Consumer ServicesSM Index	98,967	(98,967)	—	—
(1,746,814)					(707,471)
				Total Unrealized Appreciation	98,967
				Total Unrealized Depreciation	(806,438)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

144 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 145

Investments	Principal Amount	Value
Short-Term Investments — 120.2%
Repurchase Agreements (a) — 38.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $54,507,628 (Cost $54,507,521)	$54,507,521	$54,507,521
U.S. Treasury Obligations (b) — 81.5%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	25,000,000	24,999,948
0.06%, 1/26/2021 (c)	20,000,000	19,997,744
0.09%, 3/4/2021 (c)	25,000,000	24,995,173
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.09%, 5/20/2021 (c)	10,000,000	9,996,340
0.12%, 7/15/2021 (c)	25,000,000	24,987,641
Total U.S. Treasury Obligations (Cost $114,966,785)		114,973,846
Total Short-Term Investments (Cost $169,474,306)		169,481,367
Total Investments — 120.2% (Cost $169,474,306)		169,481,367
Liabilities in excess of other assets — (20.2%)		(28,464,229)
Net Assets — 100.0%		$141,017,138

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,760,069.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,364
Aggregate gross unrealized depreciation	(124,888,835)
Net unrealized depreciation	$(124,881,471)
Federal income tax cost	$169,474,306

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	82	12/18/2020	USD	$12,147,890	$(172,676)

See accompanying notes to the financial statements.

146 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(37,564,961)	1/6/2021	Bank of America NA	(0.13)%	Dow Jones Industrial AverageSM	(36,432,886)	—	36,432,886	—
(15,945,588)	11/8/2021	BNP Paribas SA	(0.38)%	Dow Jones Industrial AverageSM	(204,159)	—	204,159	—
(60,314,632)	3/8/2021	Citibank NA	(0.21)%	Dow Jones Industrial AverageSM	(36,341,395)	22,002,395	14,339,000	—
(62,092,951)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones Industrial AverageSM	(28,344,259)	—	28,344,259	—
(27,633,971)	11/8/2021	Goldman Sachs International	(0.30)%	Dow Jones Industrial AverageSM	(1,405,097)	—	1,405,097	—
(32,365,395)	1/6/2021	Societe Generale	(0.18)%	Dow Jones Industrial AverageSM	(19,327,940)	16,181,940	3,146,000	—
(33,977,500)	11/8/2021	UBS AG	(0.33)%	Dow Jones Industrial AverageSM	(2,660,120)	—	2,660,120	—
(269,894,998)					(124,715,856)
				Total Unrealized Depreciation	(124,715,856)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 147

Investments	Principal Amount	Value
Short-Term Investments — 62.0%
Repurchase Agreements (a) — 62.0%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $16,420,507 (Cost $16,420,472)	$16,420,472	$16,420,472
Total Investments — 62.0% (Cost $16,420,472)		16,420,472
Other assets less liabilities — 38.0%		10,080,783
Net Assets — 100.0%		$26,501,255

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,615,341
Aggregate gross unrealized depreciation	(25,752,269)
Net unrealized depreciation	$(23,136,928)
Federal income tax cost	$16,420,472

Swap Agreementsa

UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,376,963)	12/7/2020	Bank of America NA	(0.03)%	Dow Jones U.S. FinancialsSM Index[f]	977,499	(977,499)	—	—
(4,360,356)	12/7/2020	BNP Paribas SA	(0.28)%	Dow Jones U.S. FinancialsSM Index[f]	1,637,842	(1,637,842)	—	—
(7,600,500)	1/20/2021	Citibank NA	(0.25)%	Dow Jones U.S. FinancialsSM Index[f]	(414,723)	—	414,723	—
(5,541,443)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. FinancialsSM Index[f]	(6,528,828)	—	6,528,828	—
(13,187,756)	12/7/2020	Goldman Sachs International	(0.35)%	Dow Jones U.S. FinancialsSM Index[f]	(4,960,465)	—	4,960,465	—
(8,253,173)	1/6/2021	Morgan Stanley & Co. International plc	0.40%	Dow Jones U.S. FinancialsSM Index[f]	(2,263,707)	—	2,263,707	—
(6,086,174)	1/6/2021	Societe Generale	(0.18)%	Dow Jones U.S. FinancialsSM Index[f]	(10,387,856)	—	10,387,856	—
(4,701,754)	11/8/2021	UBS AG	(0.23)%	Dow Jones U.S. FinancialsSM Index[f]	(1,196,690)	—	1,196,690	—
(53,108,119)					(23,136,928)
				Total Unrealized Appreciation	2,615,341
				Total Unrealized Depreciation	(25,752,269)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

148 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 149

Investments	Principal Amount	Value
Short-Term Investments — 81.1%
Repurchase Agreements (a) — 81.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $20,187,202 (Cost $20,187,161)	$20,187,161	$20,187,161
Total Investments — 81.1% (Cost $20,187,161)		20,187,161
Other assets less liabilities — 18.9%		4,695,194
Net Assets — 100.0%		$24,882,355

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,856
Aggregate gross unrealized depreciation	(16,807,851)
Net unrealized depreciation	$(16,734,995)
Federal income tax cost	$20,187,161

Swap Agreementsa,f

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,846,606)	11/9/2021	Bank of America NA	1.37%	iShares® China Large-Cap ETF	56,496	—	—	56,496
(14,836,771)	11/9/2021	Citibank NA	2.65%	iShares® China Large-Cap ETF	(5,376,542)	—	5,376,542	—
(1,395,499)	11/9/2021	Credit Suisse International	8.37%	iShares® China Large-Cap ETF	(1,392,353)	—	1,392,353	—
(2,780,317)	11/9/2021	Goldman Sachs International	1.65%	iShares® China Large-Cap ETF	(2,767,446)	—	2,767,446	—
(1,113,875)	11/9/2021	Morgan Stanley & Co. International plc	1.37%	iShares® China Large-Cap ETF	16,360	—	—	16,360
(8,985,773)	11/9/2021	Societe Generale	1.57%	iShares® China Large-Cap ETF	(1,038,073)	—	1,038,073	—
(16,715,889)	11/9/2021	UBS AG	1.62%	iShares® China Large-Cap ETF	(6,233,437)	—	6,233,437	—
(49,674,730)					(16,734,995)
				Total Unrealized Appreciation	72,856
				Total Unrealized Depreciation	(16,807,851)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 151

Investments	Principal Amount	Value
Short-Term Investments — 87.2%
Repurchase Agreements (a) — 87.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $10,057,447 (Cost $10,057,427)	$10,057,427	$10,057,427
Total Investments — 87.2% (Cost $10,057,427)		10,057,427
Other assets less liabilities — 12.8%		1,471,783
Net Assets — 100.0%		$11,529,210

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(15,580,896)
Net unrealized depreciation	$(15,580,896)
Federal income tax cost	$10,057,427

Swap Agreementsa,f

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(4,308,081)	12/13/2021	Citibank NA	0.70%	Vanguard® FTSE Europe ETF Shares	(4,271,565)	—	4,212,000	(59,565)
(6,986,908)	11/9/2021	Credit Suisse International	(0.13)%	Vanguard® FTSE Europe ETF Shares	(5,043,984)	—	5,043,984	—
(3,096,022)	11/9/2021	Goldman Sachs International	0.70%	Vanguard® FTSE Europe ETF Shares	(1,540,181)	—	1,540,181	—
(1,201,081)	11/9/2021	Morgan Stanley & Co. International plc	0.37%	Vanguard® FTSE Europe ETF Shares	(56,499)	—	—	(56,499)
(1,998,142)	11/9/2021	Societe Generale	0.87%	Vanguard® FTSE Europe ETF Shares	(130,807)	—	130,807	—
(5,406,132)	1/14/2022	UBS AG	0.37%	Vanguard® FTSE Europe ETF Shares	(4,537,860)	—	4,537,860	—
(22,996,366)					(15,580,896)
				Total Unrealized Depreciation	(15,580,896)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

152 :: EPV ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 153

Investments	Principal Amount	Value
Short-Term Investments — 90.4%
Repurchase Agreements (a) — 90.4%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $1,500,076 (Cost $1,500,072)	$1,500,072	$1,500,072
Total Investments — 90.4% (Cost $1,500,072)		1,500,072
Other assets less liabilities — 9.6%		159,298
Net Assets — 100.0%		$1,659,370

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(238,424)
Net unrealized depreciation	$(238,424)
Federal income tax cost	$1,500,072

Swap Agreementsa

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,354,480)	12/6/2021	Bank of America NA	(0.13)%	Dow Jones U.S. Health CareSM Index[f]	(3,629)
(198,696)	12/7/2020	Bank of America NA	0.32%	iShares® U.S. Healthcare ETF	(35,235)
(1,553,176)					(38,864)	—	38,864	—
(160,351)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. Health CareSM Index[f]	(14,937)	—	—	(14,937)
(54,665)	1/6/2021	Morgan Stanley & Co. International plc	(0.33)%	Dow Jones U.S. Health CareSM Index[f]	(9,015)
(43,815)	1/6/2021	Morgan Stanley & Co. International plc	0.22%	iShares® U.S. Healthcare ETF	(7,209)
(98,480)					(16,224)	—	—	(16,224)
(560,014)	1/6/2021	Societe Generale	(0.08)%	Dow Jones U.S. Health CareSM Index[f]	(166,698)	—	166,698	—
(960,891)	12/6/2021	UBS AG	0.12%	Dow Jones U.S. Health CareSM Index[f]	(1,701)	—	1,701	—
(3,332,912)					(238,424)
				Total Unrealized Depreciation	(238,424)
See accompanying notes to the financial statements.

154 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT HEALTH CARE RXD :: 155

Investments	Principal Amount	Value
Short-Term Investments — 70.2%
Repurchase Agreements (a) — 70.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $970,916 (Cost $970,911)	$970,911	$970,911
Total Investments — 70.2% (Cost $970,911)		970,911
Other assets less liabilities — 29.8%		412,263
Net Assets — 100.0%		$1,383,174

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$361,360
Aggregate gross unrealized depreciation	(1,620,844)
Net unrealized depreciation	$(1,259,484)
Federal income tax cost	$970,911

Swap Agreementsa

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(672,373)	2/8/2021	Bank of America NA	0.37%	iShares® U.S. Industrials ETF	(119,473)
(330,381)	11/8/2021	Bank of America NA	(0.03)%	Dow Jones U.S. IndustrialsSM Index	(1,475,223)
(1,002,754)					(1,594,696)	—	1,570,000	(24,696)
(22,101)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. IndustrialsSM Index	(9,010)	—	—	(9,010)
(164,367)	1/6/2021	Morgan Stanley & Co. International plc	0.22%	iShares® U.S. Industrials ETF	3,150
(46,044)	1/6/2021	Morgan Stanley & Co. International plc	(0.13)%	Dow Jones U.S. IndustrialsSM Index	(2,348)
(210,411)					802	—	—	802
(72,749)	1/6/2021	Societe Generale	0.02%	Dow Jones U.S. IndustrialsSM Index	358,210	(338,210)	(20,000)	—
(1,453,133)	12/6/2021	UBS AG	0.12%	Dow Jones U.S. IndustrialsSM Index	(14,790)	—	14,790	—
(2,761,148)					(1,259,484)
				Total Unrealized Appreciation	361,360
				Total Unrealized Depreciation	(1,620,844)

See accompanying notes to the financial statements.

156 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 157

Investments	Principal Amount	Value
Short-Term Investments — 101.5%
Repurchase Agreements (a) — 101.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $3,466,723 (Cost $3,466,716)	$3,466,716	$3,466,716
Total Investments — 101.5% (Cost $3,466,716)		3,466,716
Liabilities in excess of other assets — (1.5%)		(52,072)
Net Assets — 100.0%		$3,414,644

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,225,133)
Net unrealized depreciation	$(3,225,133)
Federal income tax cost	$3,466,716

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/18/2020	USD	$216,840	$(8,771)

Swap Agreementsa

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(65,055)	12/6/2021	Bank of America NA	(0.23)%	S&P MidCap 400®	(33,562)	—	33,562	—
(1,413,862)	11/8/2021	BNP Paribas SA	(0.23)%	S&P MidCap 400®	(93,708)	—	93,708	—
(646,213)	1/6/2021	Citibank NA	(0.30)%	S&P MidCap 400®	(1,280,845)	—	1,219,000	(61,845)
(1,546,141)	11/8/2021	Credit Suisse International	(0.33)%	S&P MidCap 400®	(131,485)	—	131,485	—
(967,151)	1/6/2021	Morgan Stanley & Co. International plc	0.54%	S&P MidCap 400®	(91,330)	—	—	(91,330)
(1,973,335)	1/6/2021	Societe Generale	0.19%	S&P MidCap 400®	(1,585,432)	—	1,434,000	(151,432)
(6,611,757)					(3,216,362)
				Total Unrealized Depreciation	(3,216,362)

See accompanying notes to the financial statements.

158 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 159

Investments	Principal Amount	Value
Short-Term Investments — 67.8%
Repurchase Agreements (a) — 67.8%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $11,776,269 (Cost $11,776,247)	$11,776,247	$11,776,247
Total Investments — 67.8% (Cost $11,776,247)		11,776,247
Other assets less liabilities — 32.2%		5,580,306
Net Assets — 100.0%		$17,356,553

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,330,747
Aggregate gross unrealized depreciation	(19,619,402)
Net unrealized depreciation	$(17,288,655)
Federal income tax cost	$11,776,247

Swap Agreementsa,f

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(5,108,612)	1/8/2021	Bank of America NA	1.37%	iShares® MSCI Brazil Capped ETF	2,330,747	(2,330,747)	—	—
(3,620,168)	12/13/2021	Citibank NA	0.10%	iShares® MSCI Brazil Capped ETF	(3,599,323)	—	3,576,000	(23,323)
(2,190,948)	12/13/2021	Credit Suisse International	0.22%	iShares® MSCI Brazil Capped ETF	(369,276)	—	369,276	—
(15,252,872)	11/9/2021	Goldman Sachs International	0.55%	iShares® MSCI Brazil Capped ETF	(11,407,165)	—	11,407,165	—
(1,534,798)	11/9/2021	Morgan Stanley & Co. International plc	0.37%	iShares® MSCI Brazil Capped ETF	(115,256)	—	115,256	—
(2,658,629)	1/14/2022	Societe Generale	0.97%	iShares® MSCI Brazil Capped ETF	(2,177,895)	—	2,057,999	(119,896)
(4,312,093)	3/21/2022	UBS AG	0.62%	iShares® MSCI Brazil Capped ETF	(1,950,487)	—	1,950,487	—
(34,678,120)					(17,288,655)
				Total Unrealized Appreciation	2,330,747
				Total Unrealized Depreciation	(19,619,402)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

160 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 161

Investments	Principal Amount	Value
Short-Term Investments — 109.7%
Repurchase Agreements (a) — 109.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $2,167,081 (Cost $2,167,077)	$2,167,077	$2,167,077
Total Investments — 109.7% (Cost $2,167,077)		2,167,077
Liabilities in excess of other assets — (9.7%)		(191,042)
Net Assets — 100.0%		$1,976,035

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,396
Aggregate gross unrealized depreciation	(1,383,824)
Net unrealized depreciation	$(1,368,428)
Federal income tax cost	$2,167,077

Swap Agreementsa,f

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(344,095)	11/9/2021	Citibank NA	0.30%	iShares® MSCI EAFE ETF	(283,185)	—	66,000	(217,185)
(1,113,912)	11/9/2021	Credit Suisse International	(0.38)%	iShares® MSCI EAFE ETF	(534,754)	—	534,754	—
(685,678)	11/9/2021	Goldman Sachs International	(0.10)%	iShares® MSCI EAFE ETF	(10,554)	—	—	(10,554)
(440,793)	11/9/2021	Societe Generale	0.72%	iShares® MSCI EAFE ETF	15,396	—	(15,396)	—
(1,352,518)	1/14/2022	UBS AG	0.27%	iShares® MSCI EAFE ETF	(555,331)	—	417,650	(137,681)
(3,936,996)					(1,368,428)
				Total Unrealized Appreciation	15,396
				Total Unrealized Depreciation	(1,383,824)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

162 :: EFU ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 94.9%
Repurchase Agreements (a) — 94.9%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $8,187,196 (Cost $$8,187,178)	$8,187,178	$8,187,178
Total Investments — 94.9% (Cost $8,187,178)		8,187,178
Other assets less liabilities — 5.1%		441,852
Net Assets — 100.0%		$8,629,030

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(11,197,158)
Net unrealized depreciation	$(11,197,158)
Federal income tax cost	$8,187,178

Swap Agreementsa,f

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(7,395,174)	12/13/2021	Citibank NA	0.45%	iShares® MSCI Emerging Markets ETF	(4,848,085)	—	4,848,085	—
(1,758,301)	11/9/2021	Credit Suisse International	0.17%	iShares® MSCI Emerging Markets ETF	(1,176,818)	—	1,176,818	—
(3,026,949)	11/9/2021	Goldman Sachs International	1.90%	iShares® MSCI Emerging Markets ETF	(2,215,383)	—	2,135,000	(80,383)
(995,707)	11/9/2021	Societe Generale	1.62%	iShares® MSCI Emerging Markets ETF	(17,316)	—	17,316	—
(4,000,399)	1/14/2022	UBS AG	0.97%	iShares® MSCI Emerging Markets ETF	(2,939,556)	—	2,939,556	—
(17,176,530)					(11,197,158)
				Total Unrealized Depreciation	(11,197,158)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 163

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

164 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 78.5%
Repurchase Agreements (a) — 78.5%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $4,491,916 (Cost $$4,491,906)	$4,491,906	$4,491,906
Total Investments — 78.5% (Cost $4,491,906)		4,491,906
Other assets less liabilities — 21.5%		1,228,833
Net Assets — 100.0%		$5,720,739

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$423,911
Aggregate gross unrealized depreciation	(4,099,317)
Net unrealized depreciation	$(3,675,406)
Federal income tax cost	$4,491,906

Swap Agreementsa,f

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,161,808)	1/8/2021	Bank of America NA	0.32%	iShares® MSCI Japan ETF	(990,717)	—	990,717	—
(1,867,601)	11/9/2021	Credit Suisse International	(0.38)%	iShares® MSCI Japan ETF	423,911	—	(423,911)	—
(1,573,013)	11/9/2021	Morgan Stanley & Co. International plc	0.27%	iShares® MSCI Japan ETF	(149,446)	—	149,446	—
(2,372,205)	11/9/2021	Societe Generale	1.07%	iShares® MSCI Japan ETF	(1,291,344)	—	1,268,000	(23,344)
(3,432,157)	1/14/2022	UBS AG	0.52%	iShares® MSCI Japan ETF	(1,667,810)	—	1,667,810	—
(11,406,784)					(3,675,406)
				Total Unrealized Appreciation	423,911
				Total Unrealized Depreciation	(4,099,317)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT MSCI JAPAN EWV :: 165

Investments	Principal Amount	Value
Short-Term Investments — 113.7%
Repurchase Agreements (a) — 113.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $10,227,554 (Cost $10,227,534)	$10,227,534	$10,227,534
Total Investments — 113.7% (Cost $10,227,534)		10,227,534
Liabilities in excess of other assets — (13.7%)		(1,229,690)
Net Assets — 100.0%		$8,997,844

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,140,675)
Net unrealized depreciation	$(9,140,675)
Federal income tax cost	$10,227,534

Swap Agreementsa

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,186,346)	12/7/2020	Bank of America NA	0.17%	NASDAQ Biotechnology Index®	(691,728)
(514,163)	12/7/2020	Bank of America NA	0.27%	iShares® Nasdaq Biotechnology ETF	(1,200,190)
(2,700,509)					(1,891,918)	—	1,723,000	(168,918)
(528,320)	12/6/2021	Citibank NA	0.90%	NASDAQ Biotechnology Index®	(23,573)	—	23,573	—
(218,615)	11/8/2021	Credit Suisse International	0.42%	NASDAQ Biotechnology Index®	(85,851)	—	20,000	(65,851)
(2,119,653)	1/6/2021	Morgan Stanley & Co. International plc	0.52%	iShares® Nasdaq Biotechnology ETF	(2,550,191)
(177,625)	1/6/2021	Morgan Stanley & Co. International plc	0.02%	NASDAQ Biotechnology Index®	(42,291)
(2,297,278)					(2,592,482)	—	2,592,482	—
(3,575,267)	11/22/2021	Societe Generale	0.07%	NASDAQ Biotechnology Index®	(349,503)	—	124,000	(225,503)
(8,735,493)	11/8/2021	UBS AG	0.87%	NASDAQ Biotechnology Index®	(4,197,348)	—	4,197,348	—
(18,055,482)					(9,140,675)
				Total Unrealized Depreciation	(9,140,675)

See accompanying notes to the financial statements.

166 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 167

Investments	Principal Amount	Value
Short-Term Investments — 87.5%
Repurchase Agreements (a) — 87.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $16,074,722 (Cost $16,074,692)	$16,074,692	$16,074,692
Total Investments — 87.5% (Cost $16,074,692)		16,074,692
Other assets less liabilities — 12.5%		2,287,484
Net Assets — 100.0%		$18,362,176

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$674,281
Aggregate gross unrealized depreciation	(11,321,351)
Net unrealized depreciation	$(10,647,070)
Federal income tax cost	$16,074,692

Swap Agreementsa

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,550,132)	12/7/2020	Bank of America NA	0.87%	iShares® U.S. Energy ETF	(866,883)
(2,083,314)	1/6/2021	Bank of America NA	0.17%	Dow Jones U.S. Oil & GasSM Index	(5,823,376)
(4,633,446)					(6,690,259)	—	6,690,259	—
(684,173)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. Oil & GasSM Index	118,292	—	(118,292)	—
(286,004)	12/7/2020	Goldman Sachs International	(0.25)%	Dow Jones U.S. Oil & GasSM Index	235,507	(235,507)	—	—
(3,582,913)	3/8/2021	Morgan Stanley & Co. International plc	0.63%	Dow Jones U.S. Oil & GasSM Index	(1,709,538)
(857,052)	1/6/2021	Morgan Stanley & Co. International plc	0.42%	iShares® U.S. Energy ETF	320,482
(4,439,965)					(1,389,056)	—	1,389,056	—
(17,530,605)	3/8/2021	Societe Generale	0.02%	Dow Jones U.S. Oil & GasSM Index	(2,727,154)	—	2,727,154	—
(9,052,063)	12/6/2021	UBS AG	0.02%	Dow Jones U.S. Oil & GasSM Index	(194,400)	—	194,400	—
(36,626,256)					(10,647,070)
				Total Unrealized Appreciation	674,281
				Total Unrealized Depreciation	(11,321,351)

See accompanying notes to the financial statements.

168 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 169

Investments	Principal Amount	Value
Short-Term Investments — 162.4%
Repurchase Agreements (a) — 47.9%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $110,739,859 (Cost $110,739,641)	$110,739,641	$110,739,641
U.S. Treasury Obligations (b) — 114.5%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	25,000,000	24,999,948
0.09%, 12/15/2020 (c)	25,000,000	24,999,587
0.07%, 1/21/2021 (c)	25,000,000	24,997,698
0.06%, 1/26/2021 (c)	20,000,000	19,997,744
0.11%, 2/18/2021 (c)	25,000,000	24,996,425
0.09%, 3/4/2021 (c)	50,000,000	49,990,344
0.09%, 3/18/2021 (c)	25,000,000	24,994,241
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,865
0.09%, 5/20/2021 (c)	10,000,000	9,996,340
0.12%, 7/15/2021 (c)	25,000,000	24,987,641
Total U.S. Treasury Obligations (Cost $264,933,115)		264,948,833
Total Short-Term Investments (Cost $375,672,756)		375,688,474
Total Investments — 162.4% (Cost $375,672,756)		375,688,474
Liabilities in excess of other assets — (62.4%)		(144,324,647)
Net Assets — 100.0%		$231,363,827

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $171,078,999.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,021
Aggregate gross unrealized depreciation	(229,106,982)
Net unrealized depreciation	$(229,090,961)
Federal income tax cost	$375,672,756

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	70	12/18/2020	USD	$17,187,800	$(394,919)

Swap Agreementsa

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(80,431,106)	12/6/2021	Bank of America NA	(0.08)%	NASDAQ-100 Index®	(539,333)	539,333	—	—
(35,565,860)	1/6/2021	BNP Paribas SA	(0.33)%	NASDAQ-100 Index®	(62,514,468)	56,724,426	118,000	(5,672,042)

See accompanying notes to the financial statements.

170 :: QID ULTRASHORT QQQ :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(23,469,296)	1/20/2021	Citibank NA	(0.21)%	NASDAQ-100 Index®	(69,539,640)	37,916,640	31,623,000	—
(79,216,542)	11/8/2021	Credit Suisse International	(0.28)%	NASDAQ-100 Index®	(44,269,532)	—	44,269,532	—
(91,227,228)	11/8/2021	Goldman Sachs International	(0.40)%	NASDAQ-100 Index®	(4,700,604)	4,700,604	—	—
(20,954,291)	1/6/2021	Morgan Stanley & Co. International plc	0.30%	NASDAQ-100 Index®	(7,037,188)	—	7,020,001	(17,187)
(53,440,802)	1/6/2021	Societe Generale	(0.13)%	NASDAQ-100 Index®	(35,994,311)	34,947,984	—	(1,046,327)
(61,227,983)	11/8/2021	UBS AG	(0.28)%	NASDAQ-100 Index®	(4,116,684)	4,116,684	—	—
(445,533,108)					(228,711,760)
				Total Unrealized Depreciation	(228,711,760)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT QQQ QID :: 171

Investments	Principal Amount	Value
Short-Term Investments — 89.2%
Repurchase Agreements (a) — 89.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $26,817,208 (Cost $26,817,156)	$26,817,156	$26,817,156
Total Investments — 89.2% (Cost $26,817,156)		26,817,156
Other assets less liabilities — 10.8%		3,253,097
Net Assets — 100.0%		$30,070,253

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$356,545
Aggregate gross unrealized depreciation	(23,827,566)
Net unrealized depreciation	$(23,471,021)
Federal income tax cost	$26,817,156

Swap Agreementsa

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(15,083,885)	12/6/2021	Bank of America NA	(0.48)%	Dow Jones U.S. Real EstateSM Index	(511,970)
(8,856,226)	12/7/2020	Bank of America NA	0.87%	iShares® U.S. Real Estate ETF	298,470
(23,940,111)					(213,500)	—	213,500	—
(5,451,899)	11/8/2021	BNP Paribas SA	(0.28)%	Dow Jones U.S. Real EstateSM Index	55,271	—	—	55,271
(9,882,988)	11/8/2021	Credit Suisse International	(0.43)%	Dow Jones U.S. Real EstateSM Index	(364,200)	—	364,200	—
(38,210)	12/7/2020	Goldman Sachs International	(0.25)%	Dow Jones U.S. Real EstateSM Index	2,804	—	—	2,804
(6,228,954)	12/8/2020	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. Real EstateSM Index	(4,903,708)
(4,131,147)	12/8/2020	Morgan Stanley & Co. International plc	0.37%	iShares® U.S. Real Estate ETF	(4,887,724)
(10,360,101)					(9,791,432)	—	9,791,432	—
(5,054,314)	1/6/2021	Societe Generale	(0.13)%	Dow Jones U.S. Real EstateSM Index	(4,143,755)	—	4,143,755	—
(5,268,424)	11/8/2021	UBS AG	0.12%	Dow Jones U.S. Real EstateSM Index	(9,016,209)	—	9,016,209	—
(59,996,047)					(23,471,021)
				Total Unrealized Appreciation	356,545
				Total Unrealized Depreciation	(23,827,566)

See accompanying notes to the financial statements.

172 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 173

Investments	Principal Amount	Value
Short-Term Investments — 150.8%
Repurchase Agreements (a) — 34.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $27,932,333 (Cost $27,932,276)	$27,932,276	$27,932,276
U.S. Treasury Obligations (b) — 116.5%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	25,000,000	24,999,948
0.07%, 1/26/2021 (c)	10,000,000	9,998,872
0.09%, 3/4/2021 (c)	25,000,000	24,995,173
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
Total U.S. Treasury Obligations (Cost $94,971,654)		94,978,633
Total Short-Term Investments (Cost $122,903,930)		122,910,909
Total Investments — 150.8% (Cost $122,903,930)		122,910,909
Liabilities in excess of other assets — (50.8%)		(41,378,736)
Net Assets — 100.0%		$81,532,173

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,025,668.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,759
Aggregate gross unrealized depreciation	(158,032,780)
Net unrealized depreciation	$(157,499,021)
Federal income tax cost	$122,903,930

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	45	12/18/2020	USD	$4,095,225	$(410,798)

Swap Agreementsa

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(53,886,297)	1/6/2021	Bank of America NA	0.87%	Russell 2000® Index	(45,018,053)	5,665,053	39,353,000	—
(22,525,732)	11/8/2021	BNP Paribas SA	0.27%	Russell 2000® Index	(1,662,155)	705,155	957,000	—
(35,391,859)	1/6/2021	Citibank NA	0.24%	Russell 2000® Index	(41,570,321)	—	41,570,321	—
(4,684,217)	11/8/2021	Credit Suisse International	0.02%	Russell 2000® Index	526,749	—	(260,000)	266,749
(656,955)	12/7/2020	Goldman Sachs International	0.15%	Russell 2000® Index	(420,296)	384,296	36,000	—

See accompanying notes to the financial statements.

174 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(15,246,085)	1/6/2021	Morgan Stanley & Co. International plc	0.47%	iShares® Russell 2000 ETF	(9,526,879)
(8,858,884)	1/6/2021	Morgan Stanley & Co. International plc	0.73%	Russell 2000® Index	(319,782)
(24,104,969)					(9,846,661)	—	9,846,661	—
(6,756,992)	3/8/2021	Societe Generale	0.27%	Russell 2000® Index	(55,631,208)	18,286,528	22,092,000	(15,252,680)
(10,953,233)	11/8/2021	UBS AG	0.37%	Russell 2000® Index	(3,473,257)	3,473,257	—	—
(158,960,254)					(157,095,202)
				Total Unrealized Appreciation	526,749
				Total Unrealized Depreciation	(157,621,951)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 175

Investments	Principal Amount	Value
Short-Term Investments — 133.5%
Repurchase Agreements (a) — 29.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $251,508,284 (Cost $251,507,786)	$251,507,786	$251,507,786
U.S. Treasury Obligations (b) — 103.9%
U.S. Treasury Bills
0.11%, 12/3/2020 (c)	45,000,000	44,999,906
0.09%, 12/15/2020 (c)	25,000,000	24,999,587
0.09%, 12/24/2020 (c)	50,000,000	49,998,003
0.12%, 12/31/2020 (c)	25,000,000	24,998,594
0.10%, 1/5/2021 (c)	25,000,000	24,998,635
0.11%, 1/7/2021 (c)	50,000,000	49,996,595
0.10%, 1/14/2021 (c)	50,000,000	49,996,181
0.09%, 1/21/2021 (c)	75,000,000	74,993,093
0.06%, 1/26/2021 (c)	30,000,000	29,996,617
0.11%, 2/9/2021 (c)	75,000,000	74,983,229
0.11%, 2/18/2021 (c)	25,000,000	24,996,425
0.12%, 2/25/2021 (c)	50,000,000	49,991,788
0.10%, 3/4/2021 (c)	25,000,000	24,995,173
0.10%, 3/11/2021 (c)	25,000,000	24,995,122
0.09%, 3/18/2021 (c)	25,000,000	24,994,241
0.13%, 3/25/2021 (c)	50,000,000	49,987,201
0.08%, 4/1/2021 (c)	25,000,000	24,993,383
0.08%, 4/8/2021 (c)	25,000,000	24,992,889
0.08%, 4/15/2021 (c)	10,000,000	9,997,000
0.12%, 4/22/2021 (c)	25,000,000	24,991,864
0.09%, 5/6/2021 (c)	25,000,000	24,991,604
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
0.08%, 5/13/2021 (c)	$30,000,000	$29,989,813
0.09%, 5/20/2021 (c)	20,000,000	19,992,681
0.11%, 6/17/2021 (c)	50,000,000	49,979,375
0.12%, 7/15/2021 (c)	25,000,000	24,987,640
Total U.S. Treasury Obligations (Cost $884,785,083)		884,836,639
Total Short-Term Investments (Cost $1,136,292,869)		1,136,344,425
Total Investments — 133.5% (Cost $1,136,292,869)		1,136,344,425
Liabilities in excess of other assets — (33.5%)		(285,223,573)
Net Assets — 100.0%		$851,120,852

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $387,355,129.

(c)  The rate shown was the current yield as of November 30, 2020.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,566
Aggregate gross unrealized depreciation	(392,911,820)
Net unrealized depreciation	$(392,858,254)
Federal income tax cost	$1,136,292,869

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	261	12/18/2020	USD	$47,282,760	$(546,045)

See accompanying notes to the financial statements.

176 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(277,482,047)	12/6/2021	Bank of America NA	(0.08)%	S&P 500®	(7,909,404)	7,909,404	—	—
(208,377,725)	11/8/2021	BNP Paribas SA	(0.38)%	S&P 500®	(6,694,939)	6,694,939	—	—
(269,985,273)	1/20/2021	Citibank NA	(0.21)%	S&P 500®	(103,308,818)	97,792,818	5,516,000	—
(159,612,477)	11/8/2021	Credit Suisse International	(0.38)%	S&P 500®	(88,517,225)	—	88,517,225	—
(87,589,122)	11/8/2021	Goldman Sachs International	(0.45)%	S&P 500®	(12,792,409)	12,792,409	—	—
(7,185,314)	10/29/2021	J.P. Morgan Securities	(0.25)%	S&P 500®	(964,946)	637,946	327,000	—
(24,876,976)	11/8/2021	Morgan Stanley & Co. International plc	0.36%	S&P 500®	(3,743,545)	—	3,743,545	—
(297,871,824)	1/6/2021	Societe Generale	(0.18)%	S&P 500®	(133,583,433)	133,583,433	—	—
(321,885,621)	11/8/2021	UBS AG	(0.28)%	S&P 500®	(34,849,046)	34,849,046	—	—
(1,654,866,379)					(392,363,765)
				Total Unrealized Depreciation	(392,363,765)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 177

Investments	Principal Amount	Value
Short-Term Investments — 105.3%
Repurchase Agreements (a) — 105.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $4,351,770 (Cost $4,351,762)	$4,351,762	$4,351,762
Total Investments — 105.3% (Cost $4,351,762)		4,351,762
Liabilities in excess of other assets — (5.3%)		(220,356)
Net Assets — 100.0%		$4,131,406

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,599,673)
Net unrealized depreciation	$(3,599,673)
Federal income tax cost	$4,351,762

Swap Agreementsa

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,954,591)	12/7/2020	Bank of America NA	(0.03)%	Dow Jones U.S. SemiconductorsSM Index[f]	(1,493,818)	—	1,470,000	(23,818)
(72,353)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. SemiconductorsSM Index[f]	(20,804)	—	—	(20,804)
(693,387)	11/8/2021	J.P. Morgan Securities	(0.30)%	Dow Jones U.S. SemiconductorsSM Index[f]	(39,563)	—	—	(39,563)
(2,550,457)	1/6/2021	Morgan Stanley & Co. International plc	(0.03)%	Dow Jones U.S. SemiconductorsSM Index[f]	(664,677)	—	591,000	(73,677)
(1,531,480)	11/22/2021	Societe Generale	(0.08)%	Dow Jones U.S. SemiconductorsSM Index[f]	(55,847)	—	30,000	(25,847)
(1,459,127)	11/8/2021	UBS AG	(0.23)%	Dow Jones U.S. SemiconductorsSM Index[f]	(1,324,964)	—	1,301,000	(23,964)
(8,261,395)					(3,599,673)
				Total Unrealized Depreciation	(3,599,673)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

178 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 179

Investments	Principal Amount	Value
Short-Term Investments — 98.0%
Repurchase Agreements (a) — 98.0%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $4,210,651 (Cost $$4,210,644)	$4,210,644	$4,210,644
Total Investments — 98.0% (Cost $4,210,644)		4,210,644
Other assets less liabilities — 2.0%		86,277
Net Assets — 100.0%		$4,296,921

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,623,806)
Net unrealized depreciation	$(8,623,806)
Federal income tax cost	$4,210,644

Swap Agreementsa

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(616,646)	1/6/2021	Bank of America NA	(0.05)%	S&P SmallCap 600®	(2,165,343)	—	2,165,343	—
(1,277,620)	3/8/2021	Credit Suisse International	(0.38)%	S&P SmallCap 600®	(2,256,962)	—	2,256,962	—
(3,026,976)	1/6/2021	Morgan Stanley & Co. International plc	0.57%	S&P SmallCap 600®	(1,870,379)	—	1,870,379	—
(2,747,659)	1/6/2021	Societe Generale	0.27%	S&P SmallCap 600®	(2,193,316)	—	2,082,000	(111,316)
(921,748)	12/6/2021	UBS AG	0.02%	S&P SmallCap 600®	(137,806)	—	137,806	—
(8,590,649)					(8,623,806)
				Total Unrealized Depreciation	(8,623,806)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

180 :: SDD ULTRASHORT SMALLCAP600 :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 95.1%
Repurchase Agreements (a) — 95.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $5,465,181 (Cost $5,465,171)	$5,465,171	$5,465,171
Total Investments — 95.1% (Cost $5,465,171)		5,465,171
Other assets less liabilities — 4.9%		281,359
Net Assets — 100.0%		$5,746,530

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,403,726)
Net unrealized depreciation	$(3,403,726)
Federal income tax cost	$5,465,171

Swap Agreementsa

UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,688,649)	12/7/2020	Bank of America NA	(0.08)%	Dow Jones U.S. TechnologySM Index[f]	(1,183,829)	—	1,150,000	(33,829)
(1,687,720)	12/7/2020	BNP Paribas SA	(0.28)%	Dow Jones U.S. TechnologySM Index[f]	(735,222)	—	735,222	—
(1,149,655)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. TechnologySM Index[f]	(526,417)	—	526,417	—
(1,109,551)	11/8/2021	Goldman Sachs International	(0.05)%	Dow Jones U.S. TechnologySM Index[f]	(708,748)	—	—	(708,748)
(2,436,333)	11/8/2021	J.P. Morgan Securities	(0.30)%	Dow Jones U.S. TechnologySM Index[f]	(129,008)	—	—	(129,008)
(187,153)	1/6/2021	Morgan Stanley & Co. International plc	(0.23)%	Dow Jones U.S. TechnologySM Index[f]	(60,797)	—	10,000	(50,797)
(1,547,355)	11/22/2021	Societe Generale	0.02%	Dow Jones U.S. TechnologySM Index[f]	(30,306)	—	22,000	(8,306)
(1,671,010)	12/6/2021	UBS AG	0.02%	Dow Jones U.S. TechnologySM Index[f]	(29,399)	—	29,399	—
(11,477,426)					(3,403,726)
				Total Unrealized Depreciation	(3,403,726)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 181

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

182 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2020 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 72.2%
Repurchase Agreements (a) — 72.2%
Repurchase Agreements with various counterparties, 0.02%, dated 11/30/2020, due 12/1/2020, total to be received $1,797,380 (Cost $$1,797,377)	$1,797,377	$1,797,377
Total Investments — 72.2% (Cost $1,797,377)		1,797,377
Other assets less liabilities — 27.8%		692,705
Net Assets — 100.0%		$2,490,082

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,849
Aggregate gross unrealized depreciation	(1,431,217)
Net unrealized depreciation	$(1,242,368)
Federal income tax cost	$1,797,377

Swap Agreementsa

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(765,646)	12/7/2020	Bank of America NA	0.07%	Dow Jones U.S. UtilitiesSM Index[f]	(498,140)	—	498,140	—
(774,503)	11/8/2021	Credit Suisse International	(0.38)%	Dow Jones U.S. UtilitiesSM Index[f]	188,849	—	(188,849)	—
(230,835)	1/6/2021	Morgan Stanley & Co. International plc	0.02%	Dow Jones U.S. UtilitiesSM Index[f]	(4,756)	—	4,756	—
(1,283,206)	11/8/2021	Societe Generale	0.02%	Dow Jones U.S. UtilitiesSM Index[f]	(45,404)	—	12,000	(33,404)
(1,937,032)	11/8/2021	UBS AG	0.12%	Dow Jones U.S. UtilitiesSM Index[f]	(882,917)	—	882,917	—
(4,991,222)					(1,242,368)
				Total Unrealized Appreciation	188,849
				Total Unrealized Depreciation	(1,431,217)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.
See accompanying notes to the financial statements.

PROSHARES TRUSTSCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: ULTRASHORT UTILITIES SDP :: 183

STATEMENTS OF ASSETS AND LIABILITIES

184 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$19,031,275	$225,391,191	$1,235,052	$369,912,478	$15,869,503	$5,038,596
Securities, at value(a)	—	94,976,522	—	234,955,507	—	—
Repurchase Agreements, at value	19,031,275	130,421,918	1,235,052	134,969,378	15,869,503	5,038,596
Segregated cash balances with brokers for futures contracts	7,700	221,760	—	1,828,750	—	—
Segregated cash balances with custodian for swap agreements	1,907,000	1,443,000	545,000	35,323,355	8,623,000	1,313,000
Dividends and interest receivable	11	77	1	80	9	3
Receivable for capital shares issued	—	9,330,659	—	—	—	—
Receivable from Advisor	—	—	4,742	—	—	2,299
Receivable for variation margin on futures contracts	78	5,999	—	214,375	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	2,164,384	—	1,931,397	320,536	3,147
Prepaid expenses	873	1,185	787	4,344	908	816
Total Assets	20,946,937	238,565,504	1,785,582	409,227,186	24,813,956	6,357,861
LIABILITIES:
Cash overdraft	2	16	1	14	2	1
Advisory fees payable	8,567	147,248	—	204,522	5,357	—
Management Services fees payable	1,772	19,111	—	29,942	1,653	—
Custodian fees payable	461	2,051	12	3,972	273	57
Administration fees payable	6,825	14,985	6,508	18,905	6,515	6,508
Trustee fees payable	127	1,335	12	2,961	182	46
Compliance services fees payable	82	892	7	1,974	121	29
Listing, Data and related fees payable	566	6,113	42	15,594	673	866
Professional fees payable	8,788	10,776	8,612	11,774	8,816	8,659
Unrealized depreciation on non-exchange traded swap agreements	1,833,403	407,387	489,267	59,217,138	7,482,732	1,193,741
Other liabilities	4,226	24,020	944	33,469	4,074	1,865
Total Liabilities	1,864,819	633,934	505,405	59,540,265	7,510,398	1,211,772
NET ASSETS	$19,082,118	$237,931,570	$1,280,177	$349,686,921	$17,303,558	$5,146,089
NET ASSETS CONSIST OF:
Paid in Capital	$33,246,407	$932,087,848	$9,302,539	$826,259,870	$109,287,071	$18,287,513
Distributable earnings (loss)	(14,164,289)	(694,156,278)	(8,022,362)	(476,572,949)	(91,983,513)	(13,141,424)
NET ASSETS	$19,082,118	$237,931,570	$1,280,177	$349,686,921	$17,303,558	$5,146,089
Shares (unlimited number of shares authorized, no par value)	800,000	15,300,000	100,000	8,623,755	1,024,851	350,000
Net Asset Value	$23.85	$15.55	$12.80	$40.55	$16.88	$14.70
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 185

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
ASSETS:
Securities and Repurchase Agreements, at cost	$51,227,200	$21,584,678	$20,642,044	$36,220,128	$2,911,905	$639,716,356
Securities, at value(a)	—	—	—	—	—	499,902,290
Repurchase Agreements, at value	51,227,200	21,584,678	20,642,044	36,220,128	2,911,905	139,845,022
Segregated cash balances with brokers for futures contracts	—	59,400	—	—	—	2,898,500
Segregated cash balances with custodian for swap agreements	24,752,000	9,534,000	12,511,000	22,573,006	1,545,227	77,037,036
Dividends and interest receivable	30	13	12	21	2	83
Due from counterparty	—	4,654	—	—	—	—
Receivable from Advisor	—	—	—	—	3,061	—
Receivable for variation margin on futures contracts	—	32,534	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	9,951,370	—	—	—	223,046	2,030,925
Prepaid expenses	1,879	2,462	2,865	4,662	809	6,094
Total Assets	85,932,479	31,217,741	33,155,921	58,797,817	4,684,050	721,719,950
LIABILITIES:
Cash overdraft	4	2	2	9	1	12
Advisory fees payable	39,032	6,942	2,124	15,901	—	367,408
Management Services fees payable	6,323	1,899	2,118	3,503	—	52,484
Custodian fees payable	819	598	281	560	46	6,091
Administration fees payable	9,267	6,580	6,314	7,524	6,508	25,140
Trustee fees payable	771	193	255	434	36	4,461
Compliance services fees payable	431	132	160	286	25	2,940
Listing, Data and related fees payable	26,227	—	—	—	194	116,374
Professional fees payable	9,682	8,779	8,918	9,275	8,623	14,121
Payable for variation margin on futures contracts	—	—	—	—	—	60,445
Unrealized depreciation on non-exchange traded swap agreements	15,115,428	9,356,176	11,127,520	19,959,776	1,300,966	152,093,372
Other liabilities	10,887	2,857	6,927	10,717	1,400	22,219
Total Liabilities	15,218,871	9,384,158	11,154,619	20,007,985	1,317,799	152,765,067
NET ASSETS	$70,713,608	$21,833,583	$22,001,302	$38,789,832	$3,366,251	$568,954,883
NET ASSETS CONSIST OF:
Paid in Capital	$141,437,403	$72,261,999	$151,676,152	$232,870,349	$7,749,933	$1,393,091,430
Distributable earnings (loss)	(70,723,795)	(50,428,416)	(129,674,850)	(194,080,517)	(4,383,682)	(824,136,547)
NET ASSETS	$70,713,608	$21,833,583	$22,001,302	$38,789,832	$3,366,251	$568,954,883
Shares (unlimited number of shares authorized, no par value)	3,700,000	693,667	1,025,000	2,800,000	125,000	37,512,500
Net Asset Value	$19.11	$31.48	$21.46	$13.85	$26.93	$15.17
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

186 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$16,137,991	$301,318,538	$2,466,334,312	$8,134,174	$27,919,332	$47,775,962
Securities, at value(a)	—	229,956,957	2,339,548,223	—	27,240,373	27,953,015
Repurchase Agreements, at value	16,137,991	71,374,057	126,899,645	8,134,174	2,473,114	19,021,103
Segregated cash balances with brokers for futures contracts	—	1,036,750	10,467,600	—	15,400	23,100
Segregated cash balances with custodian for swap agreements	6,686,650	86,018,239	6,840,199	6,538,092	629,335	1,140,924
Dividends and interest receivable	10	42	75	5	90,399	52,463
Receivable for investments sold	—	—	—	—	2,174,076	159,569
Receivable for capital shares issued	—	—	—	—	—	1,593,726
Receivable from Advisor	—	—	—	635	—	—
Receivable for variation margin on futures contracts	—	238,534	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	109,106	—	—	—	2,509,416	7,389,531
Prepaid expenses	849	3,825	34,971	1,205	949	1,007
Total Assets	22,934,606	388,628,404	2,483,790,713	14,674,111	35,133,062	57,334,438
LIABILITIES:
Cash overdraft	2	6	25	1	1	2
Payable for investments purchased	—	—	—	—	1,560,021	14,176,100
Payable for capital shares redeemed	—	6,906,206	36,873,418	—	—	—
Advisory fees payable	1,373	154,144	1,499,165	—	13,938	20,283
Management Services fees payable	1,510	25,818	199,886	—	2,851	3,696
Custodian fees payable	221	4,584	24,854	125	697	1,274
Administration fees payable	6,508	18,631	44,573	6,508	12,852	14,042
Trustee fees payable	158	3,227	21,615	87	252	415
Compliance services fees payable	109	2,124	14,064	61	160	282
Listing, Data and related fees payable	585	57,464	—	—	1,124	1,861
Professional fees payable	8,737	12,117	29,948	8,668	8,936	9,050
Payable for variation margin on futures contracts	—	—	550,526	—	157	626
Unrealized depreciation on non-exchange traded swap agreements	5,931,768	121,707,723	333,695,604	6,449,402	87,125	75,353
Other liabilities	4,240	26,271	101,207	1,994	3,018	2,742
Total Liabilities	5,955,211	128,918,315	373,054,885	6,466,846	1,691,132	14,305,726
NET ASSETS	$16,979,395	$259,710,089	$2,110,735,828	$8,207,265	$33,441,930	$43,028,712
NET ASSETS CONSIST OF:
Paid in Capital	$51,615,425	$975,095,503	$5,908,760,729	$47,107,772	$157,966,538	$31,617,241
Distributable earnings (loss)	(34,636,030)	(715,385,414)	(3,798,024,901)	(38,900,507)	(124,524,608)	11,411,471
NET ASSETS	$16,979,395	$259,710,089	$2,110,735,828	$8,207,265	$33,441,930	$43,028,712
Shares (unlimited number of shares authorized, no par value)	1,450,000	9,366,642	113,055,826	343,681	450,000	675,000
Net Asset Value	$11.71	$27.73	$18.67	$23.88	$74.32	$63.75
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 187

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$30,637,941	$6,935,898	$15,684,644	$359,463,707	$270,306,836	$19,321,817
Securities, at value(a)	30,019,676	6,976,708	17,183,559	214,718,499	356,597,759	—
Repurchase Agreements, at value	2,463,122	453,587	1,240,313	138,056,861	491,123	19,321,817
Cash	—	—	—	—	6,030	—
Segregated cash balances with brokers for futures contracts	—	—	—	1,901,900	—	—
Segregated cash balances with custodian for swap agreements	4,177,872	602,152	1,116,716	12,324,638	7,291,286	10,875,675
Dividends and interest receivable	60,596	8,472	9,826	590,855	328,365	11
Receivable for security lending income	138	3	8	—	240	—
Receivable for investments sold	—	—	—	8,040,872	—	—
Due from counterparty	99,089	2,298	—	—	—	—
Receivable for capital shares issued	—	—	—	5,408,834	1,914,222	—
Receivable from Advisor	—	3,042	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	5,786,910	2,930,389	6,881,518	37,921,649	178,251,318	7,084,423
Prepaid expenses	808	786	850	2,867	4,226	802
Total Assets	42,608,211	10,977,437	26,432,790	418,966,975	544,884,569	37,282,728
LIABILITIES:
Cash overdraft	1	—	—	16	—	2
Payable for capital shares redeemed	—	—	—	7,972,053	—	—
Payable for cash collateral received from securities loaned	—	17,043	11,215	—	387,067	—
Advisory fees payable	18,786	—	3,348	207,009	334,521	15,669
Management Services fees payable	3,097	—	2,039	29,493	42,094	2,988
Custodian fees payable	569	1,105	525	5,598	11,250	254
Administration fees payable	12,596	12,656	12,655	27,055	30,577	6,469
Trustee fees payable	236	65	164	2,400	3,401	202
Compliance services fees payable	156	44	108	1,612	2,235	132
Listing, Data and related fees payable	1,447	451	1,016	16,873	18,626	5,407
Professional fees payable	8,959	8,855	9,001	11,958	15,301	8,877
Payable for variation margin on futures contracts	—	—	—	222,940	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,409,467	—	—	25,136,419	61,965	1,149,918
Other liabilities	3,884	1,318	2,011	19,210	44,730	2,940
Total Liabilities	1,459,198	41,537	42,082	33,652,636	951,767	1,192,858
NET ASSETS	$41,149,013	$10,935,900	$26,390,708	$385,314,339	$543,932,802	$36,089,870
NET ASSETS CONSIST OF:
Paid in Capital	$46,232,730	$7,729,222	$16,182,421	$315,563,612	$427,569,049	$34,862,568
Distributable earnings (loss)	(5,083,717)	3,206,678	10,208,287	69,750,727	116,363,753	1,227,302
NET ASSETS	$41,149,013	$10,935,900	$26,390,708	$385,314,339	$543,932,802	$36,089,870
Shares (unlimited number of shares authorized, no par value)	600,000	150,000	325,000	7,250,000	14,207,750	500,000
Net Asset Value	$68.58	$72.91	$81.20	$53.15	$38.28	$72.18
(a) Includes securities on loan valued at:	$—	$18,233	$28,318	$—	$379,276	$—

See accompanying notes to the financial statements.

188 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra FTSE Europe	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400	Ultra MSCI Brazil Capped
ASSETS:
Securities and Repurchase Agreements, at cost	$1,769,249	$87,785,400	$4,254,962	$15,712,221	$124,632,217	$4,161,097
Securities, at value(a)	—	81,893,309	—	13,760,965	123,054,798	—
Repurchase Agreements, at value	1,769,249	11,448,261	4,254,962	3,754,477	10,713,128	4,161,097
Segregated cash balances with brokers for futures contracts	—	—	—	—	579,150	—
Segregated cash balances with custodian for swap agreements	2,217,198	7,989,236	892,000	2,800,663	4,599,745	3,199,394
Dividends and interest receivable	1	117,285	3	27,465	128,539	2
Receivable for security lending income	—	57	—	9	462	—
Receivable for capital shares issued	—	—	—	—	2,109,708	—
Receivable from Advisor	13,304	—	16,677	11,931	—	4,425
Unrealized appreciation on non-exchange traded swap agreements	1,462,863	12,668,076	354,128	2,233,845	6,501,801	330,988
Prepaid expenses	774	1,295	800	804	2,618	1,108
Total Assets	5,463,389	114,117,519	5,518,570	22,590,159	147,689,949	7,697,014
LIABILITIES:
Cash overdraft	—	1	2	1	—	1
Payable for cash collateral received from securities loaned	—	10,780	—	7,203	325,940	—
Advisory fees payable	—	59,605	—	—	46,433	—
Management Services fees payable	—	8,965	—	—	10,924	—
Custodian fees payable	45	2,402	59	1,409	13,460	63
Administration fees payable	6,508	18,620	12,656	12,656	19,298	6,508
Trustee fees payable	29	751	34	116	811	41
Compliance services fees payable	19	503	23	79	562	29
Listing, Data and related fees payable	221	4,123	1,277	786	—	—
Professional fees payable	8,639	9,843	8,642	8,965	10,059	8,658
Payable for variation margin on futures contracts	—	—	—	—	54,724	—
Unrealized depreciation on non-exchange traded swap agreements	569,417	1,085,985	—	961,617	2,680,995	802,101
Other liabilities	1,362	7,837	952	1,877	11,942	2,101
Total Liabilities	586,240	1,209,415	23,645	994,709	3,175,148	819,502
NET ASSETS	$4,877,149	$112,908,104	$5,494,925	$21,595,450	$144,514,801	$6,877,512
NET ASSETS CONSIST OF:
Paid in Capital	$5,721,039	$93,633,213	$5,043,667	$17,003,251	$286,983,753	$20,753,105
Distributable earnings (loss)	(843,890)	19,274,891	451,258	4,592,199	(142,468,952)	(13,875,593)
NET ASSETS	$4,877,149	$112,908,104	$5,494,925	$21,595,450	$144,514,801	$6,877,512
Shares (unlimited number of shares authorized, no par value)	100,000	1,600,000	75,000	225,000	3,425,000	241,557
Net Asset Value	$48.77	$70.57	$73.27	$95.98	$42.19	$28.47
(a) Includes securities on loan valued at:	$—	$393,604	$—	$6,780	$370,069	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 189

	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas	Ultra QQQ
ASSETS:
Securities and Repurchase Agreements, at cost	$4,656,486	$27,567,687	$2,175,169	$163,763,407	$95,129,785	$2,407,134,670
Securities, at value(a)	—	—	—	135,294,484	84,307,940	2,863,763,857
Repurchase Agreements, at value	4,656,486	27,567,687	2,175,169	10,746,418	19,195,564	78,533,593
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	11,855,800
Segregated cash balances with custodian for swap agreements	2,474,000	9,386,162	1,708,771	14,088,241	16,302,926	46,761,413
Dividends and interest receivable	3	16	1	70,491	963,709	1,666,035
Receivable for security lending income	—	—	—	7,569	30	387
Receivable for investments sold	—	—	—	—	3,574,071	15,440,271
Due from counterparty	—	—	—	—	115,298	—
Receivable for capital shares issued	—	—	—	—	—	10,468,866
Receivable from Advisor	—	—	6,374	—	—	—
Reclaims receivable	—	—	—	155	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	247,262
Unrealized appreciation on non-exchange traded swap agreements	1,873,672	9,517,695	1,663,527	43,166,012	6,368,831	586,001,246
Prepaid expenses	1,098	774	927	1,171	1,128	20,142
Total Assets	9,005,259	46,472,334	5,554,769	203,374,541	130,829,497	3,614,758,872
LIABILITIES:
Cash overdraft	1	3	1	1	2	73
Payable for capital shares redeemed	—	—	—	—	3,410,125	15,673,117
Payable for cash collateral received from securities loaned	—	—	—	1,328,924	63,342	—
Advisory fees payable	328	14,065	—	94,740	51,485	1,998,750
Management Services fees payable	699	3,708	—	16,177	8,712	274,880
Custodian fees payable	73	247	35	9,354	1,390	36,004
Administration fees payable	6,508	7,150	6,615	22,545	18,219	58,528
Trustee fees payable	50	174	30	1,475	683	20,488
Compliance services fees payable	34	123	20	1,000	492	14,110
Listing, Data and related fees payable	—	769	—	35,612	2,738	545,224
Professional fees payable	8,653	8,849	8,641	10,711	9,635	31,768
Unrealized depreciation on non-exchange traded swap agreements	42,629	325,517	274,228	—	17,675,750	—
Other liabilities	1,420	2,840	1,431	19,064	13,507	53,093
Total Liabilities	60,395	363,445	291,001	1,539,603	21,256,080	18,706,035
NET ASSETS	$8,944,864	$46,108,889	$5,263,768	$201,834,938	$109,573,417	$3,596,052,837
NET ASSETS CONSIST OF:
Paid in Capital	$15,478,942	$50,591,412	$3,072,403	$265,800,536	$236,351,095	$1,464,670,261
Distributable earnings (loss)	(6,534,078)	(4,482,523)	2,191,365	(63,965,598)	(126,777,678)	2,131,382,576
NET ASSETS	$8,944,864	$46,108,889	$5,263,768	$201,834,938	$109,573,417	$3,596,052,837
Shares (unlimited number of shares authorized, no par value)	225,000	550,000	125,000	2,550,000	1,606,618	34,350,000
Net Asset Value	$39.75	$83.83	$42.11	$79.15	$68.20	$104.69
(a) Includes securities on loan valued at:	$—	$—	$—	$2,394,783	$105,215	$—

See accompanying notes to the financial statements.

190 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$98,150,201	$462,701,556	$2,261,053,435	$111,102,772	$19,762,863	$403,415,817
Securities, at value(a)	61,063,090	315,630,162	2,294,982,947	107,060,405	14,730,403	479,954,379
Repurchase Agreements, at value	28,781,489	155,811,079	41,256,942	26,681,267	5,451,097	29,387,248
Cash	1,219	1,119,199	8,222	—	—	—
Segregated cash balances with brokers for futures contracts	—	2,995,850	11,998,800	—	—	—
Segregated cash balances with custodian for swap agreements	12,651,189	23,273,211	42,977,603	2,933,730	2,005,174	11,312,708
Dividends and interest receivable	39,128	166,472	3,375,094	100,622	12,231	397,056
Receivable for security lending income	—	9,354	561	8	230	226
Receivable for investments sold	1,507,440	146,064	4,203,558	—	—	—
Receivable for capital shares issued	—	11,736,530	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	825,837	25,759,352	513,209,991	17,900,302	2,112,459	187,758,297
Prepaid expenses	1,178	1,362	21,514	996	1,179	3,748
Total Assets	104,870,570	536,648,635	2,912,035,232	154,677,330	24,312,773	708,813,662
LIABILITIES:
Cash overdraft	—	—	—	4	2	9
Payable for investments purchased	—	748,458	—	—	—	—
Payable for capital shares redeemed	1,493,564	392	4,256,781	—	—	—
Payable for cash collateral received from securities loaned	—	6,937,416	628,452	23,700	185,763	30,790
Advisory fees payable	44,130	77,682	1,670,219	74,486	9,790	393,757
Management Services fees payable	6,741	19,853	222,693	10,662	1,739	53,812
Custodian fees payable	1,815	42,206	91,087	1,633	2,759	14,569
Administration fees payable	16,652	21,577	53,030	18,853	12,656	32,938
Trustee fees payable	580	1,003	17,824	610	118	3,898
Compliance services fees payable	374	689	12,064	429	80	2,713
Listing, Data and related fees payable	2,982	31,653	—	5,354	—	27,738
Professional fees payable	9,940	10,353	29,579	9,385	8,989	13,112
Payable for variation margin on futures contracts	—	689,248	1,887,508	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	22,112,112	17,252,809	—	—	1,003,515	—
Other liabilities	8,259	12,291	76,506	5,995	2,017	21,895
Total Liabilities	23,697,149	25,845,630	8,945,743	151,111	1,227,428	595,231
NET ASSETS	$81,173,421	$510,803,005	$2,903,089,489	$154,526,219	$23,085,345	$708,218,431
NET ASSETS CONSIST OF:
Paid in Capital	$109,323,102	$707,439,293	$2,109,539,024	$83,309,216	$29,123,285	$333,792,236
Distributable earnings (loss)	(28,149,681)	(196,636,288)	793,550,465	71,217,003	(6,037,940)	374,426,195
NET ASSETS	$81,173,421	$510,803,005	$2,903,089,489	$154,526,219	$23,085,345	$708,218,431
Shares (unlimited number of shares authorized, no par value)	1,358,744	6,700,000	34,100,000	1,600,000	250,000	10,800,000
Net Asset Value	$59.74	$76.24	$85.13	$96.58	$92.34	$65.58
(a) Includes securities on loan valued at:	$—	$7,928,552	$654,041	$24,030	$324,333	$860,576

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 191

	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro MidCap400	UltraPro QQQ	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$674,216	$13,151,041	$524,310,888	$20,491,046	$8,039,934,018	$211,156,472
Securities, at value(a)	682,330	8,912,812	483,702,489	20,355,095	7,412,446,425	178,220,545
Repurchase Agreements, at value	91,111	4,014,149	44,396,884	2,242,142	860,514,740	33,111,405
Cash	—	—	—	—	6,162	—
Segregated cash balances with brokers for futures contracts	—	—	4,984,650	252,450	40,616,400	2,724,150
Segregated cash balances with custodian for swap agreements	378,314	2,474,737	36,047,919	2,929,831	50,482,320	3,634,088
Dividends and interest receivable	777	42,891	1,259,555	22,009	4,523,626	124,738
Receivable for security lending income	8	5	—	88	1	9,460
Receivable for investments sold	—	—	4,752,448	—	344,432,333	77,872
Due from counterparty	—	4,499	—	—	—	—
Receivable for capital shares issued	—	—	4,671,703	—	23,633,066	3,092,072
Receivable from Advisor	9,431	12,843	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	23,572	45,398	164,607,852	10,308,869	1,090,436,986	43,856,379
Prepaid expenses	775	885	5,125	3,749	43,379	1,117
Total Assets	1,186,318	15,508,219	744,428,625	36,114,233	9,827,135,438	264,851,826
LIABILITIES:
Cash overdraft	—	1	—	2	—	7,349
Payable for investments purchased	—	—	4,752,448	—	—	—
Payable for capital shares redeemed	—	—	4,671,703	—	353,717,778	—
Payable for cash collateral received from securities loaned	2,798	—	—	59,933	—	4,232,087
Advisory fees payable	—	—	395,754	8,760	5,370,927	176,715
Management Services fees payable	—	—	56,603	2,698	742,411	18,008
Custodian fees payable	101	438	11,395	6,112	113,584	54,587
Administration fees payable	12,656	12,655	33,770	12,656	105,792	23,156
Trustee fees payable	6	118	4,969	183	51,194	1,346
Compliance services fees payable	4	72	3,470	130	36,106	977
Listing, Data and related fees payable	32	540	29,985	—	1,490,519	34,226
Professional fees payable	8,791	8,827	14,143	9,015	59,628	10,142
Payable for variation margin on futures contracts	—	—	975,980	86,581	8,425,421	556,509
Unrealized depreciation on non-exchange traded swap agreements	202,619	2,794,010	—	—	153,474,369	—
Other liabilities	1,364	2,542	34,764	2,604	144,315	9,432
Total Liabilities	228,371	2,819,203	10,984,984	188,674	523,732,044	5,124,534
NET ASSETS	$957,947	$12,689,016	$733,443,641	$35,925,559	$9,303,403,394	$259,727,292
NET ASSETS CONSIST OF:
Paid in Capital	$1,787,043	$13,630,431	$451,312,253	$28,288,202	$2,849,357,290	$145,029,477
Distributable earnings (loss)	(829,096)	(941,415)	282,131,388	7,637,357	6,454,046,104	114,697,815
NET ASSETS	$957,947	$12,689,016	$733,443,641	$35,925,559	$9,303,403,394	$259,727,292
Shares (unlimited number of shares authorized, no par value)	25,000	225,000	7,850,000	425,000	118,100,000	4,200,000
Net Asset Value	$38.32	$56.40	$93.43	$84.53	$78.78	$61.84
(a) Includes securities on loan valued at:	$1,940	$—	$—	$74,542	$—	$4,953,864

See accompanying notes to the financial statements.

192 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short QQQ	UltraPro Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$1,129,711,527	$20,757,874	$1,127,239,506	$8,951,626	$2,155,664,842	$162,220,605
Securities, at value(a)	979,260,918	—	854,856,143	—	1,824,557,616	94,978,633
Repurchase Agreements, at value	212,242,112	20,757,874	272,412,684	8,951,626	331,242,231	67,248,951
Cash	2,701	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	7,761,600	18,480	3,417,150	29,700	14,277,450	1,244,100
Segregated cash balances with custodian for swap agreements	134,556,731	2,951,000	182,595,000	11,063,650	89,168,000	217,919,001
Dividends and interest receivable	1,546,785	12	161	5	196	40
Receivable for security lending income	312	—	—	—	—	—
Receivable for investments sold	23,615,151	—	—	—	—	—
Receivable for capital shares issued	—	—	2,757,144	—	56,841,568	—
Receivable from Advisor	—	—	—	757	—	—
Receivable for variation margin on futures contracts	—	498	1,268,419	7,379	—	190,823
Unrealized appreciation on non-exchange traded swap agreements	466,290,471	1,319,788	—	—	3,611,508	—
Prepaid expenses	12,201	774	16,155	4,028	19,708	3,379
Total Assets	1,825,288,982	25,048,426	1,317,322,856	20,057,145	2,319,718,277	381,584,927
LIABILITIES:
Cash overdraft	—	2	89	1	105	8
Payable for capital shares redeemed	24,377,994	—	9,901,011	—	6,216,012	644,983
Payable for cash collateral received from securities loaned	213,420	—	—	—	—	—
Advisory fees payable	980,675	10,097	283,790	—	780,769	47,691
Management Services fees payable	130,755	1,949	43,255	—	114,462	10,017
Custodian fees payable	100,601	581	5,513	466	12,896	2,026
Administration fees payable	43,536	6,679	22,650	6,508	34,209	11,602
Trustee fees payable	10,196	143	4,328	101	10,130	1,131
Compliance services fees payable	7,085	102	2,892	68	6,443	774
Listing, Data and related fees payable	1,103	703	20,831	—	246,914	22,014
Professional fees payable	22,641	8,858	12,850	8,670	20,247	9,636
Payable for variation margin on futures contracts	1,366,114	—	—	—	198,503	—
Unrealized depreciation on non-exchange traded swap agreements	121,936,735	1,872,473	775,410,495	10,547,838	934,943,066	262,185,343
Other liabilities	45,704	3,167	32,771	1,999	49,062	11,108
Total Liabilities	149,236,559	1,904,754	785,740,475	10,565,651	942,632,818	262,946,333
NET ASSETS	$1,676,052,423	$23,143,672	$531,582,381	$9,491,494	$1,377,085,459	$118,638,594
NET ASSETS CONSIST OF:
Paid in Capital	$975,120,565	$167,548,493	$1,829,337,322	$59,654,333	$5,647,183,939	$640,230,870
Distributable earnings (loss)	700,931,858	(144,404,821)	(1,297,754,941)	(50,162,839)	(4,270,098,480)	(521,592,276)
NET ASSETS	$1,676,052,423	$23,143,672	$531,582,381	$9,491,494	$1,377,085,459	$118,638,594
Shares (unlimited number of shares authorized, no par value)	24,250,000	793,605	37,583,965	620,941	77,539,085	5,222,628
Net Asset Value	$69.12	$29.16	$14.14	$15.29	$17.76	$22.72
(a) Includes securities on loan valued at:	$197,621	$—	$—	$—	$—	$—
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 193

	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services
ASSETS:
Securities and Repurchase Agreements, at cost	$1,661,854,135	$24,947,956	$489,292,987	$1,839,871	$1,028,853	$1,082,700
Securities, at value(a)	1,354,753,345	—	309,931,318	—	—	—
Repurchase Agreements, at value	307,162,998	24,947,956	179,377,038	1,839,871	1,028,853	1,082,700
Segregated cash balances with brokers for futures contracts	2,824,800	6,160	498,960	—	—	—
Segregated cash balances with custodian for swap agreements	286,765,001	7,332,766	69,337,532	1,411,160	495,707	510,007
Dividends and interest receivable	182	15	106	1	1	1
Receivable for capital shares issued	1,659,249	—	1,604,307	—	—	—
Receivable from Advisor	—	—	—	3,890	5,082	5,687
Receivable for variation margin on futures contracts	142,310	64	13,498	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	1,531,997	65,604	—	98,967
Prepaid expenses	19,100	774	2,854	810	786	792
Total Assets	1,953,326,985	32,287,735	562,297,610	3,321,336	1,530,429	1,698,154
LIABILITIES:
Cash overdraft	95	3	24	—	1	1
Advisory fees payable	492,313	11,172	294,068	—	—	—
Management Services fees payable	65,641	2,092	39,209	—	—	—
Custodian fees payable	8,917	620	4,024	32	9	15
Administration fees payable	27,687	6,807	21,763	6,508	6,508	6,508
Trustee fees payable	7,346	241	3,081	24	9	10
Compliance services fees payable	4,702	159	2,029	14	5	6
Listing, Data and related fees payable	1,103	1,005	13,640	67	15	17
Professional fees payable	16,670	9,019	13,917	8,641	8,610	8,605
Unrealized depreciation on non-exchange traded swap agreements	1,195,731,903	6,872,487	76,429,010	869,519	674,248	806,438
Other liabilities	34,072	5,075	62,965	19,256	1,425	3,350
Total Liabilities	1,196,390,449	6,908,680	76,883,730	904,061	690,830	824,950
NET ASSETS	$756,936,536	$25,379,055	$485,413,880	$2,417,275	$839,599	$873,204
NET ASSETS CONSIST OF:
Paid in Capital	$4,403,082,396	$178,377,679	$5,957,369,499	$85,983,469	$9,703,272	$20,950,912
Distributable earnings (loss)	(3,646,145,860)	(152,998,624)	(5,471,955,619)	(83,566,194)	(8,863,673)	(20,077,708)
NET ASSETS	$756,936,536	$25,379,055	$485,413,880	$2,417,275	$839,599	$873,204
Shares (unlimited number of shares authorized, no par value)	22,809,727	1,650,000	30,256,929	220,356	81,195	68,600
Net Asset Value	$33.18	$15.38	$16.04	$10.97	$10.34	$12.73
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

194 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Health Care	UltraShort Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$169,474,306	$16,420,472	$20,187,161	$10,057,427	$1,500,072	$970,911
Securities, at value(a)	114,973,846	—	—	—	—	—
Repurchase Agreements, at value	54,507,521	16,420,472	20,187,161	10,057,427	1,500,072	970,911
Cash	—	—	529,998	—	—	—
Segregated cash balances with brokers for futures contracts	856,900	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	95,440,917	33,255,553	20,936,039	17,075,000	408,092	1,685,256
Dividends and interest receivable	32	10	12	6	1	1
Due from counterparty	—	—	—	—	568	—
Receivable from Advisor	—	—	—	—	4,470	5,158
Receivable for variation margin on futures contracts	100,450	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	2,615,341	72,856	—	—	361,360
Prepaid expenses	2,951	995	1,048	928	791	800
Total Assets	265,882,617	52,292,371	41,727,114	27,133,361	1,913,994	3,023,486
LIABILITIES:
Cash overdraft	7	2	—	1	1	1
Advisory fees payable	75,317	11,261	9,153	1,935	—	—
Management Services fees payable	11,754	2,336	2,027	1,060	—	—
Custodian fees payable	1,904	357	268	146	36	26
Administration fees payable	12,164	6,666	6,311	6,521	6,508	6,508
Trustee fees payable	1,304	264	237	126	17	17
Compliance services fees payable	830	169	148	78	11	11
Listing, Data and related fees payable	6,125	832	4,313	728	60	8
Professional fees payable	10,266	8,908	8,962	8,752	8,614	8,615
Unrealized depreciation on non-exchange traded swap agreements	124,715,856	25,752,269	16,807,851	15,580,896	238,424	1,620,844
Other liabilities	29,952	8,052	5,489	3,908	953	4,282
Total Liabilities	124,865,479	25,791,116	16,844,759	15,604,151	254,624	1,640,312
NET ASSETS	$141,017,138	$26,501,255	$24,882,355	$11,529,210	$1,659,370	$1,383,174
NET ASSETS CONSIST OF:
Paid in Capital	$824,134,015	$519,253,231	$281,510,443	$226,952,584	$12,255,628	$22,067,912
Distributable earnings (loss)	(683,116,877)	(492,751,976)	(256,628,088)	(215,423,374)	(10,596,258)	(20,684,738)
NET ASSETS	$141,017,138	$26,501,255	$24,882,355	$11,529,210	$1,659,370	$1,383,174
Shares (unlimited number of shares authorized, no par value)	10,554,272	1,497,416	751,947	637,119	160,905	130,421
Net Asset Value	$13.36	$17.70	$33.09	$18.10	$10.31	$10.61
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 195

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$3,466,716	$11,776,247	$2,167,077	$8,187,178	$4,491,906	$10,227,534
Securities, at value(a)	—	—	—	—	—	—
Repurchase Agreements, at value	3,466,716	11,776,247	2,167,077	8,187,178	4,491,906	10,227,534
Segregated cash balances with brokers for futures contracts	14,850	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	3,158,304	22,891,000	1,188,650	11,657,001	4,918,006	9,264,000
Dividends and interest receivable	2	7	1	5	3	6
Receivable from Advisor	3,916	—	4,394	90	2,081	—
Receivable for variation margin on futures contracts	3,690	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	2,330,747	15,396	—	423,911	—
Prepaid expenses	2,332	2,701	919	1,567	1,415	472
Total Assets	6,649,810	37,000,702	3,376,437	19,845,841	9,837,322	19,492,012
LIABILITIES:
Cash overdraft	—	1	1	1	1	1
Payable for capital shares redeemed	—	—	—	—	—	1,329,674
Advisory fees payable	—	3,197	—	—	—	2,246
Management Services fees payable	—	1,538	—	—	—	1,011
Custodian fees payable	384	347	21	114	79	136
Administration fees payable	6,508	6,655	6,508	6,515	6,508	6,528
Trustee fees payable	37	192	19	102	67	97
Compliance services fees payable	26	127	12	58	40	60
Listing, Data and related fees payable	—	—	—	—	—	2,086
Professional fees payable	8,633	8,870	8,616	8,753	8,668	8,770
Unrealized depreciation on non-exchange traded swap agreements	3,216,362	19,619,402	1,383,824	11,197,158	4,099,317	9,140,675
Other liabilities	3,216	3,820	1,401	4,110	1,903	2,884
Total Liabilities	3,235,166	19,644,149	1,400,402	11,216,811	4,116,583	10,494,168
NET ASSETS	$3,414,644	$17,356,553	$1,976,035	$8,629,030	$5,720,739	$8,997,844
NET ASSETS CONSIST OF:
Paid in Capital	$56,168,300	$101,316,943	$22,353,005	$174,712,671	$32,809,512	$80,760,779
Distributable earnings (loss)	(52,753,656)	(83,960,390)	(20,376,970)	(166,083,641)	(27,088,773)	(71,762,935)
NET ASSETS	$3,414,644	$17,356,553	$1,976,035	$8,629,030	$5,720,739	$8,997,844
Shares (unlimited number of shares authorized, no par value)	227,249	1,559,879	137,428	413,771	349,913	346,096
Net Asset Value	$15.03	$11.13	$14.38	$20.85	$16.35	$26.00
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

196 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$16,074,692	$375,672,756	$26,817,156	$122,903,930	$1,136,292,869	$4,351,762
Securities, at value(a)	—	264,948,833	—	94,978,633	884,836,639	—
Repurchase Agreements, at value	16,074,692	110,739,641	26,817,156	27,932,276	251,507,786	4,351,762
Cash	166,998	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	1,309,000	—	321,750	3,445,200	—
Segregated cash balances with custodian for swap agreements	12,809,461	83,376,141	26,769,271	115,412,588	104,297,434	3,393,078
Dividends and interest receivable	10	65	16	17	149	3
Receivable from Advisor	—	—	—	—	—	3,155
Receivable for variation margin on futures contracts	—	—	—	74,028	173,565	—
Unrealized appreciation on non-exchange traded swap agreements	674,281	—	356,545	526,749	—	—
Prepaid expenses	891	3,517	930	1,707	17,324	817
Total Assets	29,726,333	460,377,197	53,943,918	239,247,748	1,244,278,097	7,748,815
LIABILITIES:
Cash overdraft	—	13	3	4	81	1
Advisory fees payable	4,262	145,165	8,650	36,798	565,174	—
Management Services fees payable	1,346	21,331	2,538	6,959	75,355	—
Custodian fees payable	175	3,034	347	1,483	10,217	56
Administration fees payable	6,518	16,423	6,538	9,947	29,774	6,508
Trustee fees payable	137	2,030	256	866	8,825	41
Compliance services fees payable	86	1,318	171	546	5,535	26
Listing, Data and related fees payable	607	46,102	799	15,151	—	75
Professional fees payable	8,762	11,462	8,865	9,617	18,727	8,665
Payable for variation margin on futures contracts	—	27,293	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	11,321,351	228,711,760	23,827,566	157,621,951	392,363,765	3,599,673
Other liabilities	20,913	27,439	17,932	12,253	79,792	2,364
Total Liabilities	11,364,157	229,013,370	23,873,665	157,715,575	393,157,245	3,617,409
NET ASSETS	$18,362,176	$231,363,827	$30,070,253	$81,532,173	$851,120,852	$4,131,406
NET ASSETS CONSIST OF:
Paid in Capital	$105,990,062	$1,774,327,328	$265,251,941	$808,391,122	$5,788,264,002	$46,476,324
Distributable earnings (loss)	(87,627,886)	(1,542,963,501)	(235,181,688)	(726,858,949)	(4,937,143,150)	(42,344,918)
NET ASSETS	$18,362,176	$231,363,827	$30,070,253	$81,532,173	$851,120,852	$4,131,406
Shares (unlimited number of shares authorized, no par value)	567,108	7,348,558	2,295,837	3,414,859	63,596,067	273,344
Net Asset Value	$32.38	$31.48	$13.10	$23.88	$13.38	$15.11
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2020 (UNAUDITED) :: 197

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$4,210,644	$5,465,171	$1,797,377
Securities, at value(a)	—	—	—
Repurchase Agreements, at value	4,210,644	5,465,171	1,797,377
Segregated cash balances with custodian for swap agreements	8,722,382	3,703,392	1,948,683
Dividends and interest receivable	2	3	1
Receivable from Advisor	3,389	1,979	3,259
Unrealized appreciation on non-exchange traded swap agreements	—	—	188,849
Prepaid expenses	1,202	818	785
Total Assets	12,937,619	9,171,363	3,938,954
LIABILITIES:
Cash overdraft	2	1	—
Custodian fees payable	64	73	18
Administration fees payable	6,508	6,508	6,508
Trustee fees payable	50	39	16
Compliance services fees payable	34	25	10
Listing, Data and related fees payable	—	236	141
Professional fees payable	8,642	8,640	8,627
Unrealized depreciation on non-exchange traded swap agreements	8,623,806	3,403,726	1,431,217
Other liabilities	1,592	5,585	2,335
Total Liabilities	8,640,698	3,424,833	1,448,872
NET ASSETS	$4,296,921	$5,746,530	$2,490,082
NET ASSETS CONSIST OF:
Paid in Capital	$34,041,956	$35,168,318	$14,327,395
Distributable earnings (loss)	(29,745,035)	(29,421,788)	(11,837,313)
NET ASSETS	$4,296,921	$5,746,530	$2,490,082
Shares (unlimited number of shares authorized, no par value)	361,663	362,734	131,245
Net Asset Value	$11.88	$15.84	$18.97
(a) Includes securities on loan valued at:	$—	$—	$—

See accompanying notes to the financial statements.

198 :: NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

STATEMENTS OF OPERATIONS

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 199

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$2,480	$90,532	$98	$242,515	$2,759	$422
Total Investment Income	2,480	90,532	98	242,515	2,759	422
EXPENSES:
Advisory fees (Note 4)	66,061	722,866	5,535	1,551,850	94,485	22,956
Management Services fees (Note 4)	8,808	96,381	738	206,910	12,598	3,061
Professional fees	8,804	10,626	8,614	13,995	8,911	8,675
Administration fees (Note 5)	20,438	43,045	19,267	60,863	19,268	19,266
Custodian fees (Note 6)	1,351	5,782	31	13,992	1,013	134
Printing and Shareholder reports	3,024	17,251	445	39,005	4,361	1,236
Listing, Data and related fees (Note 7)	5,227	11,794	4,861	87,332	9,605	7,474
Trustees fees (Note 8)	136	1,547	13	3,814	238	54
Compliance services fees (Note 4)	127	1,245	12	3,408	199	49
Other fees	2,489	5,308	1,970	7,084	2,621	2,246
Total Gross Expenses before fees waived and/or reimbursed	116,465	915,845	41,486	1,988,253	153,299	65,151
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,555)	—	(34,468)	(19,488)	(33,437)	(36,037)
Total Net Expenses	83,910	915,845	7,018	1,968,765	119,862	29,114
Net Investment Income (Loss)	(81,430)	(825,313)	(6,920)	(1,726,250)	(117,103)	(28,692)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	(1,724)	(23,943)	—	(7,324,466)	—	—
Expiration or closing of non-exchange traded swap agreements	—	(7,508,383)	—	(67,478,220)	—	(180,882)
Net realized gain (loss)	(1,724)	(7,532,326)	—	(74,802,686)	—	(180,882)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(1,081)	(40,521)	—	(3,564)	(931)	—
Futures contracts	(625)	(41,674)	—	1,371,906	—	—
Non-exchange traded swap agreements	145,641	7,044,479	(412,732)	(10,157,701)	(5,227,334)	(1,272,289)
Change in net unrealized appreciation/depreciation	143,935	6,962,284	(412,732)	(8,789,359)	(5,228,265)	(1,272,289)
Net realized and unrealized gain (loss)	142,211	(570,042)	(412,732)	(83,592,045)	(5,228,265)	(1,453,171)
Change in Net Assets Resulting from Operations	$60,781	$(1,395,355)	$(419,652)	$(85,318,295)	$(5,345,368)	$(1,481,863)

See accompanying notes to the financial statements.

200 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$28,399	$2,028	$4,149	$9,685	$319	$417,893
Total Investment Income	28,399	2,028	4,149	9,685	319	417,893
EXPENSES:
Advisory fees (Note 4)	338,344	103,191	124,166	221,839	19,128	2,332,963
Management Services fees (Note 4)	45,112	13,759	16,555	29,578	2,550	311,057
Professional fees	10,091	8,929	9,094	9,395	8,653	15,497
Administration fees (Note 5)	30,195	19,267	19,957	25,300	19,267	73,403
Custodian fees (Note 6)	2,599	1,970	1,134	1,834	155	16,868
Printing and Shareholder reports	12,334	4,150	10,182	11,704	1,034	17,835
Listing, Data and related fees (Note 7)	26,146	5,819	11,443	15,432	5,586	315,623
Trustees fees (Note 8)	786	258	326	566	42	5,201
Compliance services fees (Note 4)	840	218	305	489	38	4,350
Other fees	3,849	2,658	2,300	3,306	2,223	13,379
Total Gross Expenses before fees waived and/or reimbursed	470,296	160,219	195,462	319,443	58,676	3,106,176
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(40,777)	(29,340)	(37,966)	(38,198)	(34,390)	(147,677)
Total Net Expenses	429,519	130,879	157,496	281,245	24,286	2,958,499
Net Investment Income (Loss)	(401,120)	(128,851)	(153,347)	(271,560)	(23,967)	(2,540,606)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	—	(566,149)	—	—	—	(8,909,685)
Expiration or closing of non-exchange traded swap agreements	—	(6,831,739)	(3,045,624)	(6,059,417)	—	(137,134,184)
Net realized gain (loss)	—	(7,397,888)	(3,045,624)	(6,059,417)	—	(146,043,869)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(18,763)	—	(1,655)	(5,119)	—	(50,295)
Futures contracts	—	108,341	—	—	—	(435,660)
Non-exchange traded swap agreements	(8,113,825)	535,408	(4,443,801)	(12,742,739)	(219,278)	(31,385,014)
Change in net unrealized appreciation/depreciation	(8,132,588)	643,749	(4,445,456)	(12,747,858)	(219,278)	(31,870,969)
Net realized and unrealized gain (loss)	(8,132,588)	(6,754,139)	(7,491,080)	(18,807,275)	(219,278)	(177,914,838)
Change in Net Assets Resulting from Operations	$(8,533,708)	$(6,882,990)	$(7,644,427)	$(19,078,835)	$(243,245)	$(180,455,444)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 201

	Short Real Estate	Short Russell2000	Short S &P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$1,682	$277,132	$2,049,570	$931	$235,797	$185,597
Total Investment Income	1,682	277,132	2,049,570	931	235,797	185,597
EXPENSES:
Advisory fees (Note 4)	84,852	1,641,662	10,980,302	47,470	127,873	219,259
Management Services fees (Note 4)	11,313	218,885	1,464,019	6,329	17,049	29,234
Professional fees	8,875	14,181	49,665	8,751	9,006	9,293
Administration fees (Note 5)	19,267	62,523	140,567	19,267	38,493	45,357
Custodian fees (Note 6)	948	15,845	87,390	506	2,017	3,123
Printing and Shareholder reports	6,987	39,107	110,809	2,499	2,422	1,899
Listing, Data and related fees (Note 7)	9,091	212,508	8,445	5,819	5,844	6,758
Trustees fees (Note 8)	215	4,046	26,829	119	297	523
Compliance services fees (Note 4)	184	3,474	24,857	102	252	436
Other fees	2,436	9,119	51,592	2,370	2,749	3,065
Total Gross Expenses before fees waived and/or reimbursed	144,168	2,221,350	12,944,475	93,232	206,002	318,947
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,483)	(139,883)	—	(33,042)	(43,609)	(40,531)
Total Net Expenses	107,685	2,081,467	12,944,475	60,190	162,393	278,416
Net Investment Income (Loss)	(106,003)	(1,804,335)	(10,894,905)	(59,259)	73,404	(92,819)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	574,272	(15,224)
Expiration or closing of futures contracts	—	(12,623,342)	(36,189,975)	—	(4,850)	8,289
Expiration or closing of non-exchange traded swap agreements	(847,422)	(85,598,935)	(872,719,102)	4,554	1,724,179	(1,761,712)
In-kind redemptions of investments	—	—	—	—	—	368,182
Net realized gain (loss)	(847,422)	(98,222,277)	(908,909,077)	4,554	2,293,601	(1,400,465)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(18,361)	416,231	—	(1,006,994)	(1,216,133)
Futures contracts	—	2,046,585	6,969,112	—	877	3,127
Non-exchange traded swap agreements	(2,317,144)	(38,088,345)	281,150,809	(3,746,366)	(2,125,789)	(42,698)
Change in net unrealized appreciation/depreciation	(2,317,144)	(36,060,121)	288,536,152	(3,746,366)	(3,131,906)	(1,255,704)
Net realized and unrealized gain (loss)	(3,164,566)	(134,282,398)	(620,372,925)	(3,741,812)	(838,305)	(2,656,169)
Change in Net Assets Resulting from Operations	$(3,270,569)	$(136,086,733)	$(631,267,830)	$(3,801,071)	$(764,901)	$(2,748,988)

See accompanying notes to the financial statements.

202 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$260,498	$64,372	$53,722	$2,481,908	$3,743,261	$—
Interest	395	114	292	8,777	784	1,196
Securities lending income (Note 2)	804	15	577	1	3,120	—
Foreign withholding tax on income	—	—	—	—	(484)	—
Total Investment Income	261,697	64,501	54,591	2,490,686	3,746,681	1,196
EXPENSES:
Advisory fees (Note 4)	126,551	35,068	86,972	1,294,716	1,800,058	107,862
Management Services fees (Note 4)	16,873	4,676	11,596	172,626	240,004	14,381
Professional fees	8,954	9,250	16,909	16,861	14,791	10,489
Administration fees (Note 5)	37,198	37,540	37,540	80,938	90,884	19,319
Custodian fees (Note 6)	1,050	3,802	617	16,757	15,640	587
Printing and Shareholder reports	2,944	920	1,452	19,884	27,970	1,718
Listing, Data and related fees (Note 7)	11,073	6,436	9,205	72,009	97,486	18,228
Trustees fees (Note 8)	286	76	198	2,932	4,078	233
Compliance services fees (Note 4)	222	59	158	2,398	3,333	181
Other fees	2,419	2,071	2,282	7,178	9,945	2,575
Total Gross Expenses before fees waived and/or reimbursed	207,570	99,898	166,929	1,686,299	2,304,189	175,573
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(46,423)	(55,243)	(56,203)	(39,163)	(14,081)	(38,252)
Total Net Expenses	161,147	44,655	110,726	1,647,136	2,290,108	137,321
Net Investment Income (Loss)	100,550	19,846	(56,135)	843,550	1,456,573	(136,125)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(1,463,234)	(60,763)	(212,311)	3,734,594	(8,095,889)	—
Expiration or closing of futures contracts	—	—	—	8,855,255	—	—
Expiration or closing of non-exchange traded swap agreements	539,785	(482,221)	(751,877)	7,513,888	—	2,484,957
In-kind redemptions of investments	821,002	380,992	395,479	29,319,116	14,209,798	—
Net realized gain (loss)	(102,447)	(161,992)	(568,709)	49,422,853	6,113,909	2,484,957
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	5,468,785	908,477	3,052,981	(4,824,325)	39,093,738	—
Futures contracts	—	—	—	(1,507,454)	—	—
Non-exchange traded swap agreements	9,456,797	3,460,251	7,287,686	51,768,234	82,619,949	7,465,426
Change in net unrealized appreciation/depreciation	14,925,582	4,368,728	10,340,667	45,436,455	121,713,687	7,465,426
Net realized and unrealized gain (loss)	14,823,135	4,206,736	9,771,958	94,859,308	127,827,596	9,950,383
Change in Net Assets Resulting from Operations	$14,923,685	$4,226,582	$9,715,823	$95,702,858	$129,284,169	$9,814,258

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 203

	Ultra FTSE Europe	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400	Ultra MSCI Brazil Capped
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$—	$550,088	$14,826	$90,085	$710,915	$—
Income from non-cash dividends	—	60,009	—	—	—	—
Interest	128	1,508	257	175	2,147	319
Securities lending income (Note 2)	—	172	—	12	2,609	—
Total Investment Income	128	611,777	15,083	90,272	715,671	319
EXPENSES:
Advisory fees (Note 4)	15,691	401,495	18,582	63,930	454,241	23,569
Management Services fees (Note 4)	2,092	53,532	2,478	8,524	60,565	3,143
Professional fees	19,739	11,854	20,651	27,343	26,949	11,858
Administration fees (Note 5)	19,267	55,877	37,540	37,540	57,679	19,266
Custodian fees (Note 6)	68	4,802	156	1,933	48,382	182
Printing and Shareholder reports	612	6,635	419	987	12,778	1,604
Listing, Data and related fees (Note 7)	5,194	25,979	5,601	7,900	5,819	5,212
Trustees fees (Note 8)	35	938	41	142	1,027	52
Compliance services fees (Note 4)	28	795	37	115	814	39
Other fees	2,190	3,831	2,021	2,377	3,732	2,218
Total Gross Expenses before fees waived and/or reimbursed	64,916	565,738	87,526	150,791	671,986	67,143
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(44,946)	(55,419)	(63,909)	(69,363)	(93,679)	(37,141)
Total Net Expenses	19,970	510,319	23,617	81,428	578,307	30,002
Net Investment Income (Loss)	(19,842)	101,458	(8,534)	8,844	137,364	(29,683)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(626,102)	(28,802)	(192,178)	(37,557)	—
Expiration or closing of futures contracts	—	—	—	—	1,622,589	—
Expiration or closing of non-exchange traded swap agreements	462,437	5,159,081	252,463	430,510	(1,668,369)	1,894,335
In-kind redemptions of investments	—	2,528,185	(69,360)	215,231	5,664,138	—
Net realized gain (loss)	462,437	7,061,164	154,301	453,563	5,580,801	1,894,335
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	3,491,475	92,634	2,988,780	13,683,759	—
Futures contracts	—	—	—	—	363,982	—
Non-exchange traded swap agreements	934,859	4,354,738	335,616	5,008,748	27,494,729	372,826
Change in net unrealized appreciation/depreciation	934,859	7,846,213	428,250	7,997,528	41,542,470	372,826
Net realized and unrealized gain (loss)	1,397,296	14,907,377	582,551	8,451,091	47,123,271	2,267,161
Change in Net Assets Resulting from Operations	$1,377,454	$15,008,835	$574,017	$8,459,935	$47,260,635	$2,237,478
See accompanying notes to the financial statements.

204 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas	Ultra QQQ
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$—	$—	$—	$379,229	$2,605,072	$8,456,585
Interest	349	1,385	93	870	1,410	12,668
Securities lending income (Note 2)	—	—	—	56,746	2,619	1,323
Foreign withholding tax on income	—	—	—	(583)	(8)	(8,865)
Total Investment Income	349	1,385	93	436,262	2,609,093	8,461,711
EXPENSES:
Advisory fees (Note 4)	27,601	104,511	16,353	790,367	397,482	11,356,745
Management Services fees (Note 4)	3,680	13,934	2,180	105,381	52,997	1,514,210
Professional fees	8,667	20,022	13,141	17,489	15,140	40,990
Administration fees (Note 5)	19,267	19,999	19,266	68,879	55,241	168,259
Custodian fees (Note 6)	204	639	75	32,201	4,722	108,609
Printing and Shareholder reports	666	1,490	706	18,224	17,041	37,993
Listing, Data and related fees (Note 7)	5,434	8,612	5,211	107,837	25,765	1,518,776
Trustees fees (Note 8)	59	202	36	1,857	967	25,509
Compliance services fees (Note 4)	46	151	30	1,441	792	20,833
Other fees	2,232	2,506	2,192	5,101	3,452	45,040
Total Gross Expenses before fees waived and/or reimbursed	67,856	172,066	59,190	1,148,777	573,599	14,836,964
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,727)	(38,923)	(38,378)	(144,440)	(68,728)	(377,336)
Total Net Expenses	35,129	133,143	20,812	1,004,337	504,871	14,459,628
Net Investment Income (Loss)	(34,780)	(131,758)	(20,719)	(568,075)	2,104,222	(5,997,917)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	917	—	(738,055)	(5,513,113)	(5,438,779)
Expiration or closing of futures contracts	—	—	—	—	—	91,787,328
Expiration or closing of non-exchange traded swap agreements	1,045,610	1,376,707	1,343,656	2,542,748	(4,268,129)	466,320,080
In-kind redemptions of investments	—	—	—	21,367,361	5,583,933	216,798,159
Net realized gain (loss)	1,045,610	1,377,624	1,343,656	23,172,054	(4,197,309)	769,466,788
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—	(10,493,642)	(6,308,531)	308,362,217
Futures contracts	—	—	—	—	—	(21,214,201)
Non-exchange traded swap agreements	1,311,652	11,583,808	21,899	10,035,451	(2,517,507)	301,420,501
Change in net unrealized appreciation/depreciation	1,311,652	11,583,808	21,899	(458,191)	(8,826,038)	588,568,517
Net realized and unrealized gain (loss)	2,357,262	12,961,432	1,365,555	22,713,863	(13,023,347)	1,358,035,305
Change in Net Assets Resulting from Operations	$2,322,482	$12,829,674	$1,344,836	$22,145,788	$(10,919,125)	$1,352,037,388

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 205

	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600	Ultra Technology
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$846,855	$714,513	$17,117,683	$457,264	$82,701	$1,693,141
Interest	2,033	3,019	100,831	1,202	336	2,928
Securities lending income (Note 2)	1,148	74,470	9,970	59	2,552	2,966
Foreign withholding tax on income	—	(17,219)	—	(589)	(66)	(756)
Total Investment Income	850,036	774,783	17,228,484	457,936	85,523	1,698,279
EXPENSES:
Advisory fees (Note 4)	299,743	601,684	9,687,651	357,297	65,290	2,187,364
Management Services fees (Note 4)	39,965	80,223	1,291,668	47,639	8,705	291,644
Professional fees	11,714	10,900	39,238	9,631	9,346	19,761
Administration fees (Note 5)	50,023	62,186	157,132	53,100	37,540	96,590
Custodian fees (Note 6)	3,458	106,908	327,886	4,015	4,292	37,871
Printing and Shareholder reports	5,923	11,431	52,316	3,848	1,349	20,520
Listing, Data and related fees (Note 7)	20,552	80,778	5,819	23,622	5,819	121,226
Trustees fees (Note 8)	678	1,251	21,758	764	145	4,841
Compliance services fees (Note 4)	566	987	18,098	669	115	3,938
Other fees	3,438	4,160	41,119	3,509	2,379	9,936
Total Gross Expenses before fees waived and/or reimbursed	436,060	960,508	11,642,685	504,094	134,980	2,793,691
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(55,001)	(194,122)	—	(48,906)	(51,799)	(8,962)
Total Net Expenses	381,059	766,386	11,642,685	455,188	83,181	2,784,729
Net Investment Income (Loss)	468,977	8,397	5,585,799	2,748	2,342	(1,086,450)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(4,195,190)	(3,149,640)	(2,467,686)	(194,283)	(67,726)	(2,862,287)
Expiration or closing of futures contracts	—	2,354,001	48,973,813	—	—	—
Expiration or closing of non-exchange traded swap agreements	(2,545,007)	1,035,087	(15,551,562)	17,820,520	(1,458,016)	(1,593,548)
In-kind redemptions of investments	489,841	12,823,926	181,902,342	5,172,511	—	32,486,780
Net realized gain (loss)	(6,250,356)	13,063,374	212,856,907	22,798,748	(1,525,742)	28,030,945
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	8,169,332	12,974,223	131,133,300	15,742,927	3,239,575	59,906,294
Futures contracts	—	(52,748)	(4,936,665)	—	—	—
Non-exchange traded swap agreements	9,664,061	37,276,241	502,616,775	18,643,268	6,891,073	167,721,911
Change in net unrealized appreciation/depreciation	17,833,393	50,197,716	628,813,410	34,386,195	10,130,648	227,628,205
Net realized and unrealized gain (loss)	11,583,037	63,261,090	841,670,317	57,184,943	8,604,906	255,659,150
Change in Net Assets Resulting from Operations	$12,052,014	$63,269,487	$847,256,116	$57,187,691	$8,607,248	$254,572,700

See accompanying notes to the financial statements.

206 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro MidCap400	UltraPro QQQ	UltraPro Russell2000
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$10,794	$185,774	$5,395,468	$142,472	$19,540,395	$902,009
Interest	7	395	10,920	223	56,876	1,756
Securities lending income (Note 2)	34	5	2	611	1,395	108,084
Foreign withholding tax on income	—	—	—	—	(21,363)	(16,323)
Total Investment Income	10,835	186,174	5,406,390	143,306	19,577,303	995,526
EXPENSES:
Advisory fees (Note 4)	3,234	56,652	2,752,622	105,777	27,337,309	787,693
Management Services fees (Note 4)	431	7,554	367,011	14,103	3,885,427	105,024
Professional fees	10,767	26,557	22,532	9,437	93,229	15,861
Administration fees (Note 5)	37,540	37,540	104,245	37,540	286,835	68,761
Custodian fees (Note 6)	—	286	40,368	19,344	355,976	54,515
Printing and Shareholder reports	405	693	50,292	3,110	129,057	13,544
Listing, Data and related fees (Note 7)	4,738	7,587	151,373	5,820	3,895,741	104,339
Trustees fees (Note 8)	7	129	6,450	237	64,275	1,899
Compliance services fees (Note 4)	7	123	5,394	182	52,817	1,428
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	944,815	—
Other fees	1,731	2,414	12,040	2,211	94,827	3,688
Total Gross Expenses before fees waived and/or reimbursed	58,860	139,535	3,512,327	197,761	37,140,308	1,156,752
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(54,750)	(67,523)	(7,764)	(62,967)	—	(152,349)
Total Net Expenses	4,110	72,012	3,504,563	134,794	37,140,308	1,004,403
Net Investment Income (Loss)	6,725	114,162	1,901,827	8,512	(17,563,005)	(8,877)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	17,712	(35,934)	12,202,320	83,901	11,158,217	1,998,764
Expiration or closing of futures contracts	—	—	14,915,130	425,157	203,299,743	4,527,188
Expiration or closing of non-exchange traded swap agreements	(14,121)	—	(8,123,140)	(2,462,915)	3,624,497,960	52,719,307
In-kind redemptions of investments	—	(5,534)	50,727,737	1,333,823	1,171,194,752	29,858,745
Net realized gain (loss)	3,591	(41,468)	69,722,047	(620,034)	5,010,150,672	89,104,004
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	18,008	549,423	5,103,768	2,249,037	43,673,921	1,147,923
Futures contracts	—	—	(4,785,089)	79,784	(49,721,050)	(653,915)
Non-exchange traded swap agreements	76,228	1,093,520	229,399,418	13,394,355	(82,949,322)	45,743,411
Change in net unrealized appreciation/depreciation	94,236	1,642,943	229,718,097	15,723,176	(88,996,451)	46,237,419
Net realized and unrealized gain (loss)	97,827	1,601,475	299,440,144	15,103,142	4,921,154,221	135,341,423
Change in Net Assets Resulting from Operations	$104,552	$1,715,637	$301,341,971	$15,111,654	$4,903,591,216	$135,332,546

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 207

	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short QQQ	UltraPro Short Russell2000
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Dividends	$8,617,874	$—	$—	$—	$—	$—
Interest	96,366	4,037	670,499	1,017	1,434,332	125,961
Securities lending income (Note 2)	4,482	—	—	—	—	—
Total Investment Income	8,718,722	4,037	670,499	1,017	1,434,332	125,961
EXPENSES:
Advisory fees (Note 4)	5,674,758	81,685	2,284,178	52,522	5,143,382	603,708
Management Services fees (Note 4)	756,623	10,891	304,553	7,003	685,774	80,493
Professional fees	26,485	8,827	16,854	8,775	24,472	10,569
Administration fees (Note 5)	130,377	20,221	72,787	19,266	101,617	38,533
Custodian fees (Note 6)	331,749	1,725	20,704	1,563	35,407	7,301
Printing and Shareholder reports	46,224	2,201	59,809	3,608	57,971	21,170
Listing, Data and related fees (Note 7)	5,819	5,383	126,389	5,819	695,849	81,035
Trustees fees (Note 8)	12,788	184	5,509	125	11,435	1,460
Compliance services fees (Note 4)	10,808	147	5,209	115	9,922	1,271
Other fees	26,047	2,437	21,243	2,536	34,437	6,248
Total Gross Expenses before fees waived and/or reimbursed	7,021,678	133,701	2,917,235	101,332	6,800,266	851,788
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(29,925)	(26,334)	(34,920)	(296,327)	(89,143)
Total Net Expenses	7,021,678	103,776	2,890,901	66,412	6,503,939	762,645
Net Investment Income (Loss)	1,697,044	(99,739)	(2,220,402)	(65,395)	(5,069,607)	(636,684)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	728,190	—	—	—	3,357	—
Expiration or closing of futures contracts	32,942,773	(14,740)	(11,827,132)	(258,914)	(29,383,222)	(4,890,954)
Expiration or closing of non-exchange traded swap agreements	99,835,072	(2,678,732)	(193,071,012)	(7,705,758)	(1,299,623,756)	(35,235,992)
In-kind redemptions of investments	135,508,356	—	—	—	—	—
Net realized gain (loss)	269,014,391	(2,693,472)	(204,898,144)	(7,964,672)	(1,329,003,621)	(40,126,946)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	39,112,118	(2,353)	135,171	—	(2,321)	12,654
Futures contracts	(6,716,893)	(3,021)	1,640,100	50,495	(2,131,334)	(358,653)
Non-exchange traded swap agreements	419,737,697	3,684,116	(177,351,138)	(3,005,596)	223,788,600	(111,814,120)
Change in net unrealized appreciation/depreciation	452,132,922	3,678,742	(175,575,867)	(2,955,101)	221,654,945	(112,160,119)
Net realized and unrealized gain (loss)	721,147,313	985,270	(380,474,011)	(10,919,773)	(1,107,348,676)	(152,287,065)
Change in Net Assets Resulting from Operations	$722,844,357	$885,531	$(382,694,413)	$(10,985,168)	$(1,112,418,283)	$(152,923,749)

See accompanying notes to the financial statements.

208 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$1,085,770	$8,123	$356,024	$123	$106	$104
Total Investment Income	1,085,770	8,123	356,024	123	106	104
EXPENSES:
Advisory fees (Note 4)	3,686,048	124,251	1,627,564	10,668	4,293	4,690
Management Services fees (Note 4)	491,466	16,567	217,005	1,422	572	625
Professional fees	22,443	8,979	13,638	8,637	8,610	8,612
Administration fees (Note 5)	90,327	20,624	63,322	19,266	19,267	19,267
Custodian fees (Note 6)	31,495	1,923	11,545	90	21	55
Printing and Shareholder reports	45,187	3,533	49,531	1,751	714	1,675
Listing, Data and related fees (Note 7)	6,696	5,808	20,840	5,135	4,788	4,816
Trustees fees (Note 8)	9,046	290	3,655	25	10	11
Compliance services fees (Note 4)	8,599	225	2,901	26	10	12
Other fees	27,752	2,528	9,844	2,017	1,968	1,978
Total Gross Expenses before fees waived and/or reimbursed	4,419,059	184,728	2,019,845	49,037	40,253	41,741
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(26,912)	—	(35,537)	(34,821)	(35,802)
Total Net Expenses	4,419,059	157,816	2,019,845	13,500	5,432	5,939
Net Investment Income (Loss)	(3,333,289)	(149,693)	(1,663,821)	(13,377)	(5,326)	(5,835)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	7,543	—	—	—
Expiration or closing of futures contracts	(12,451,884)	(5,248)	(51,464)	—	—	—
Expiration or closing of non-exchange traded swap agreements	(528,196,604)	—	(152,929,844)	(2,807,787)	(773,859)	(916,161)
Net realized gain (loss)	(540,648,488)	(5,248)	(152,973,765)	(2,807,787)	(773,859)	(916,161)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	136,867	(5,141)	(111,048)	—	—	—
Futures contracts	3,575,027	(720)	(94,382)	—	—	—
Non-exchange traded swap agreements	(125,364,001)	169,450	156,894,696	976,828	50,888	232,440
Change in net unrealized appreciation/depreciation	(121,652,107)	163,589	156,689,266	976,828	50,888	232,440
Net realized and unrealized gain (loss)	(662,300,595)	158,341	3,715,501	(1,830,959)	(722,971)	(683,721)
Change in Net Assets Resulting from Operations	$(665,633,884)	$8,648	$2,051,680	$(1,844,336)	$(728,297)	$(689,556)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 209

	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Health Care	UltraShort Industrials
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$126,318	$2,976	$3,657	$1,772	$185	$123
Total Investment Income	126,318	2,976	3,657	1,772	185	123
EXPENSES:
Advisory fees (Note 4)	650,765	132,255	115,933	60,570	8,539	8,271
Management Services fees (Note 4)	86,767	17,634	15,458	8,076	1,139	1,103
Professional fees	10,997	9,072	9,047	8,842	8,618	8,628
Administration fees (Note 5)	39,969	19,757	19,433	19,268	19,267	19,267
Custodian fees (Note 6)	6,019	1,290	644	516	118	105
Printing and Shareholder reports	24,601	7,251	5,161	3,677	528	1,424
Listing, Data and related fees (Note 7)	39,273	11,619	19,250	6,989	5,040	5,014
Trustees fees (Note 8)	1,556	330	281	151	19	22
Compliance services fees (Note 4)	1,462	296	269	149	16	21
Other fees	5,959	2,653	2,879	2,284	1,997	1,969
Total Gross Expenses before fees waived and/or reimbursed	867,368	202,157	188,355	110,522	45,281	45,824
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(42,704)	(34,563)	(41,573)	(33,803)	(34,448)	(35,354)
Total Net Expenses	824,664	167,594	146,782	76,719	10,833	10,470
Net Investment Income (Loss)	(698,346)	(164,618)	(143,125)	(74,947)	(10,648)	(10,347)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	(3,042,940)	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(37,148,562)	2,453,545	(2,957,244)	(332,042)	(1,355,382)	(1,764,150)
Net realized gain (loss)	(40,191,502)	2,453,545	(2,957,244)	(332,042)	(1,355,382)	(1,764,150)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(14,491)	(1,341)	(1,646)	(727)	—	—
Futures contracts	530,371	—	—	—	—	—
Non-exchange traded swap agreements	(30,034,084)	(16,334,166)	(13,349,618)	(7,426,945)	855,044	432,008
Change in net unrealized appreciation/depreciation	(29,518,204)	(16,335,507)	(13,351,264)	(7,427,672)	855,044	432,008
Net realized and unrealized gain (loss)	(69,709,706)	(13,881,962)	(16,308,508)	(7,759,714)	(500,338)	(1,332,142)
Change in Net Assets Resulting from Operations	$(70,408,052)	$(14,046,580)	$(16,451,633)	$(7,834,661)	$(510,986)	$(1,342,489)

See accompanying notes to the financial statements.

210 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$398	$3,393	$187	$1,690	$473	$2,276
Total Investment Income	398	3,393	187	1,690	473	2,276
EXPENSES:
Advisory fees (Note 4)	19,886	98,170	9,145	45,388	30,865	47,596
Management Services fees (Note 4)	2,651	13,089	1,219	6,052	4,115	6,346
Professional fees	8,663	8,959	8,627	8,793	8,725	8,751
Administration fees (Note 5)	19,267	19,277	19,267	19,268	19,267	19,268
Custodian fees (Note 6)	1,166	1,110	53	313	197	330
Printing and Shareholder reports	1,678	4,737	994	3,348	1,608	2,006
Listing, Data and related fees (Note 7)	5,819	10,016	4,985	7,319	6,366	8,555
Trustees fees (Note 8)	52	245	22	114	76	104
Compliance services fees (Note 4)	45	224	20	116	77	93
Other fees	2,033	2,572	1,998	2,040	2,120	2,419
Total Gross Expenses before fees waived and/or reimbursed	61,260	158,399	46,330	92,751	73,416	95,468
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,070)	(34,173)	(34,742)	(35,318)	(34,295)	(35,085)
Total Net Expenses	25,190	124,226	11,588	57,433	39,121	60,383
Net Investment Income (Loss)	(24,792)	(120,833)	(11,401)	(55,743)	(38,648)	(58,107)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	(129,656)	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(2,878,396)	(8,306,872)	—	(884,046)	—	(3,489,919)
Net realized gain (loss)	(3,008,052)	(8,306,872)	—	(884,046)	—	(3,489,919)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(2,062)	—	(806)	—	(1,284)
Futures contracts	47,652	—	—	—	—	—
Non-exchange traded swap agreements	481,355	(8,628,116)	(1,013,977)	(6,942,178)	(2,835,774)	606,964
Change in net unrealized appreciation/depreciation	529,007	(8,630,178)	(1,013,977)	(6,942,984)	(2,835,774)	605,680
Net realized and unrealized gain (loss)	(2,479,045)	(16,937,050)	(1,013,977)	(7,827,030)	(2,835,774)	(2,884,239)
Change in Net Assets Resulting from Operations	$(2,503,837)	$(17,057,883)	$(1,025,378)	$(7,882,773)	$(2,874,422)	$(2,942,346)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 211

	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$1,965	$259,873	$3,836	$84,432	$1,088,744	$428
Total Investment Income	1,965	259,873	3,836	84,432	1,088,744	428
EXPENSES:
Advisory fees (Note 4)	67,814	1,041,270	134,430	425,157	4,323,591	20,621
Management Services fees (Note 4)	9,042	138,834	17,924	56,687	576,470	2,750
Professional fees	8,816	11,925	9,080	10,170	25,657	8,670
Administration fees (Note 5)	19,268	50,584	19,734	33,096	95,739	19,267
Custodian fees (Note 6)	477	8,372	1,431	5,049	33,725	234
Printing and Shareholder reports	3,220	16,189	15,492	14,869	57,964	1,984
Listing, Data and related fees (Note 7)	8,089	143,400	11,735	58,418	6,696	5,666
Trustees fees (Note 8)	155	2,366	357	1,052	10,700	53
Compliance services fees (Note 4)	134	2,042	313	965	10,007	48
Other fees	2,291	6,769	2,533	3,766	24,323	2,255
Total Gross Expenses before fees waived and/or reimbursed	119,306	1,421,751	213,029	609,229	5,164,872	61,548
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,270)	(103,387)	(42,615)	(71,152)	—	(35,458)
Total Net Expenses	86,036	1,318,364	170,414	538,077	5,164,872	26,090
Net Investment Income (Loss)	(84,071)	(1,058,491)	(166,578)	(453,645)	(4,076,128)	(25,662)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	—	(6,073,255)	—	(3,011,134)	(14,708,810)	—
Expiration or closing of non-exchange traded swap agreements	(7,557,321)	(115,989,873)	(7,149,603)	(21,445,619)	(714,375,347)	(1,846,057)
Net realized gain (loss)	(7,557,321)	(122,063,128)	(7,149,603)	(24,456,753)	(729,084,157)	(1,846,057)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(637)	(36,837)	(1,151)	(611)	(77,467)	—
Futures contracts	—	(14,631)	—	138,311	4,306,814	—
Non-exchange traded swap agreements	5,686,551	(38,283,162)	(4,889,523)	(46,401,352)	218,175,684	(2,164,542)
Change in net unrealized appreciation/depreciation	5,685,914	(38,334,630)	(4,890,674)	(46,263,652)	222,405,031	(2,164,542)
Net realized and unrealized gain (loss)	(1,871,407)	(160,397,758)	(12,040,277)	(70,720,405)	(506,679,126)	(4,010,599)
Change in Net Assets Resulting from Operations	$(1,955,478)	$(161,456,249)	$(12,206,855)	$(71,174,050)	$(510,755,254)	$(4,036,261)

See accompanying notes to the financial statements.

212 :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020	Six Months Ended November 30, 2020
INVESTMENT INCOME:
Interest	$481	$368	$84
Total Investment Income	481	368	84
EXPENSES:
Advisory fees (Note 4)	25,938	20,047	7,793
Management Services fees (Note 4)	3,458	2,673	1,039
Professional fees	8,688	8,656	8,620
Administration fees (Note 5)	19,267	19,267	19,267
Custodian fees (Note 6)	253	213	29
Printing and Shareholder reports	2,029	1,852	713
Listing, Data and related fees (Note 7)	5,819	5,635	4,982
Trustees fees (Note 8)	65	42	17
Compliance services fees (Note 4)	60	39	16
Other fees	2,182	2,266	1,989
Total Gross Expenses before fees waived and/or reimbursed	67,759	60,690	44,465
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,933)	(35,324)	(34,577)
Total Net Expenses	32,826	25,366	9,888
Net Investment Income (Loss)	(32,345)	(24,998)	(9,804)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap agreements	(1,359,779)	(4,173,516)	182,917
Net realized gain (loss)	(1,359,779)	(4,173,516)	182,917
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Non-exchange traded swap agreements	(3,014,018)	437,551	(530,829)
Change in net unrealized appreciation/depreciation	(3,014,018)	437,551	(530,829)
Net realized and unrealized gain (loss)	(4,373,797)	(3,735,965)	(347,912)
Change in Net Assets Resulting from Operations	$(4,406,142)	$(3,760,963)	$(357,716)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2020 (UNAUDITED) :: 213

STATEMENTS OF CHANGES IN NET ASSETS

214 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short 7-10 Year Treasury		Short 20+ Year Treasury		Short Basic Materials
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,430)	$143,562	$(825,313)	$2,774,053	$(6,920)	$4,477
Net realized gain (loss)	(1,724)	(2,617,855)	(7,532,326)	(85,289,934)	—	(57,835)
Change in net unrealized appreciation/depreciation	143,935	(123,435)	6,962,284	25,536,690	(412,732)	(230,302)
Change in net assets resulting from operations	60,781	(2,597,728)	(1,395,355)	(56,979,191)	(419,652)	(283,660)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(264,554)	—	(3,626,569)	—	(9,093)
Tax return of capital	—	(22,311)#	—	(388,120)#	—	(464)#
Total distributions	—	(286,865)	—	(4,014,689)	—	(9,557)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,293,122	7,549,813	523,825,464	210,385,814	—	1,863,730
Cost of shares redeemed	(4,778,942)	(14,385,830)	(444,419,632)	(306,816,811)	—	(886,434)
Change in net assets resulting from capital transactions	3,514,180	(6,836,017)	79,405,832	(96,430,997)	—	977,296
Change in net assets	3,574,961	(9,720,610)	78,010,477	(157,424,877)	(419,652)	684,079
NET ASSETS:
Beginning of period	$15,507,157	$25,227,767	$159,921,093	$317,345,970	$1,699,829	$1,015,750
End of period	$19,082,118	$15,507,157	$237,931,570	$159,921,093	$1,280,177	$1,699,829
SHARE TRANSACTIONS:
Beginning of period	650,000	925,000	10,300,000	15,350,000	100,000	50,000
Issued	350,000	300,000	33,750,000	12,350,000	—	100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(200,000)	(575,000)	(28,750,000)	(17,400,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	800,000	650,000	15,300,000	10,300,000	100,000	100,000

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 215

	Short Dow30SM		Short Financials		Short FTSE China 50
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,726,250)	$1,454,543	$(117,103)	$89,925	$(28,692)	$20,175
Net realized gain (loss)	(74,802,686)	(46,811,856)	—	(3,082,974)	(180,882)	(459,686)
Change in net unrealized appreciation/depreciation	(8,789,359)	(41,808,527)	(5,228,265)	(1,290,607)	(1,272,289)	8,241
Change in net assets resulting from operations	(85,318,295)	(87,165,840)	(5,345,368)	(4,283,656)	(1,481,863)	(431,270)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(2,607,490)	—	(174,226)	—	(47,486)
Tax return of capital	—	(299,826)#	—	(17,082)#	—	(4,194)#
Total distributions	—	(2,907,316)	—	(191,308)	—	(51,680)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	215,250,419	566,824,599	15,839,380	43,318,799	895,685	6,796,890
Cost of shares redeemed	(282,830,660)	(242,729,367)	(25,462,213)	(28,528,017)	(791,673)	(7,869,240)
Change in net assets resulting from capital transactions	(67,580,241)	324,095,232	(9,622,833)	14,790,782	104,012	(1,072,350)
Change in net assets	(152,898,536)	234,022,076	(14,968,201)	10,315,818	(1,377,851)	(1,555,300)
NET ASSETS:
Beginning of period	$502,585,457	$268,563,381	$32,271,759	$21,955,941	$6,523,940	$8,079,240
End of period	$349,686,921	$502,585,457	$17,303,558	$32,271,759	$5,146,089	$6,523,940
SHARE TRANSACTIONS:
Beginning of period	10,223,755	4,673,755	1,574,851	974,851	350,000	400,000
Issued	4,800,000	10,150,000	800,000	1,950,000	50,000	350,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(6,400,000)	(4,600,000)	(1,350,000)	(1,350,000)	(50,000)	(400,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,623,755	10,223,755	1,024,851	1,574,851	350,000	350,000

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

216 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short High Yield		Short MidCap400		Short MSCI EAFE
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(401,120)	$611,449	$(128,851)	$31,173	$(153,347)	$135,252
Net realized gain (loss)	—	(12,989,139)	(7,397,888)	2,395,139	(3,045,624)	(2,351,767)
Change in net unrealized appreciation/depreciation	(8,132,588)	9,918,913	643,749	(8,343,476)	(4,445,456)	(5,449,685)
Change in net assets resulting from operations	(8,533,708)	(2,458,777)	(6,882,990)	(5,917,164)	(7,644,427)	(7,666,200)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(1,046,682)	—	(128,570)	—	(319,415)
Tax return of capital	—	(107,020)#	—	(8,940)#	—	(17,510)#
Total distributions	—	(1,153,702)	—	(137,510)	—	(336,925)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,295,895	241,604,793	9,163,106	69,440,118	26,129,126	136,243,387
Cost of shares redeemed	(52,070,012)	(232,018,083)	(11,468,143)	(47,046,522)	(41,730,437)	(123,580,923)
Change in net assets resulting from capital transactions	(39,774,117)	9,586,710	(2,305,037)	22,393,596	(15,601,311)	12,662,464
Change in net assets	(48,307,825)	5,974,231	(9,188,027)	16,338,922	(23,245,738)	4,659,339
NET ASSETS:
Beginning of period	$119,021,433	$113,047,202	$31,021,610	$14,682,688	$45,247,040	$40,587,701
End of period	$70,713,608	$119,021,433	$21,833,583	$31,021,610	$22,001,302	$45,247,040
SHARE TRANSACTIONS:
Beginning of period	5,700,000	5,100,000	768,667	318,667	1,725,000	1,475,000
Issued	600,000	10,750,000	250,000	1,425,000	1,050,000	4,800,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,600,000)	(10,150,000)	(325,000)	(975,000)	(1,750,000)	(4,550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,700,000	5,700,000	693,667	768,667	1,025,000	1,725,000

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 217

	Short MSCI Emerging Markets		Short Oil & Gas		Short QQQ
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(271,560)	$423,540	$(23,967)	$(2,649)	$(2,540,606)	$5,107,821
Net realized gain (loss)	(6,059,417)	(1,307,837)	—	18,462	(146,043,869)	(132,425,233)
Change in net unrealized appreciation/depreciation	(12,747,858)	(5,157,191)	(219,278)	(947,582)	(31,870,969)	(87,642,701)
Change in net assets resulting from operations	(19,078,835)	(6,041,488)	(243,245)	(931,769)	(180,455,444)	(214,960,113)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(730,980)	—	(10,469)	—	(6,338,415)
Tax return of capital	—	(69,743)#	—	—	—	(896,864)#
Total distributions	—	(800,723)	—	(10,469)	—	(7,235,279)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	18,348,726	93,958,400	1,368,841	4,226,599	675,715,181	983,071,196
Cost of shares redeemed	(48,450,600)	(94,681,228)	(1,491,376)	(1,553,088)	(428,653,749)	(911,415,316)
Change in net assets resulting from capital transactions	(30,101,874)	(722,828)	(122,535)	2,673,511	247,061,432	71,655,880
Change in net assets	(49,180,709)	(7,565,039)	(365,780)	1,731,273	66,605,988	(150,539,512)
NET ASSETS:
Beginning of period	$87,970,541	$95,535,580	$3,732,031	$2,000,758	$502,348,895	$652,888,407
End of period	$38,789,832	$87,970,541	$3,366,251	$3,732,031	$568,954,883	$502,348,895
SHARE TRANSACTIONS:
Beginning of period	4,750,000	4,900,000	125,000	75,000	24,712,500	21,412,500
Issued	1,150,000	4,900,000	50,000	100,000	38,850,000	37,850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,100,000)	(5,050,000)	(50,000)	(50,000)	(26,050,000)	(34,550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,800,000	4,750,000	125,000	125,000	37,512,500	24,712,500

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

218 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Real Estate		Short Russell2000		Short S&P500®
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(106,003)	$9,090	$(1,804,335)	$2,079,316	$(10,894,905)	$14,452,015
Net realized gain (loss)	(847,422)	(1,627,747)	(98,222,277)	1,537,480	(908,909,077)	(277,394,588)
Change in net unrealized appreciation/depreciation	(2,317,144)	(2,393,110)	(36,060,121)	(81,026,942)	288,536,152	(537,934,944)
Change in net assets resulting from operations	(3,270,569)	(4,011,767)	(136,086,733)	(77,410,146)	(631,267,830)	(800,877,517)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(74,839)	—	(3,411,619)	—	(22,667,598)
Tax return of capital	—	(6,297)#	—	(335,476)#	—	(2,968,113)#
Total distributions	—	(81,136)	—	(3,747,095)	—	(25,635,711)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,075,190	28,874,394	353,164,467	656,608,479	851,460,371	4,411,267,763
Cost of shares redeemed	(12,098,776)	(6,020,697)	(442,632,883)	(441,489,088)	(1,806,886,185)	(1,948,102,974)
Change in net assets resulting from capital transactions	(7,023,586)	22,853,697	(89,468,416)	215,119,391	(955,425,814)	2,463,164,789
Change in net assets	(10,294,155)	18,760,794	(225,555,149)	133,962,150	(1,586,693,644)	1,636,651,561
NET ASSETS:
Beginning of period	$27,273,550	$8,512,756	$485,265,238	$351,303,088	$3,697,429,472	$2,060,777,911
End of period	$16,979,395	$27,273,550	$259,710,089	$485,265,238	$2,110,735,828	$3,697,429,472
SHARE TRANSACTIONS:
Beginning of period	2,050,000	600,000	12,766,642	8,216,642	161,055,826	72,230,826
Issued	400,000	1,900,000	10,050,000	14,800,000	40,725,000	164,850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,000,000)	(450,000)	(13,450,000)	(10,250,000)	(88,725,000)	(76,025,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,450,000	2,050,000	9,366,642	12,766,642	113,055,826	161,055,826

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 219

	Short SmallCap600		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(59,259)	$(544)	$73,404	$369,254	$(92,819)		$343,239
Net realized gain (loss)	4,554	245,355	2,293,601	2,700,346	(1,400,465)		15,728,241
Change in net unrealized appreciation/depreciation	(3,746,366)	(2,395,186)	(3,131,906)	5,002,196	(1,255,704)		2,500,193
Change in net assets resulting from operations	(3,801,071)	(2,150,375)	(764,901)	8,071,796	(2,748,988)		18,571,673
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(32,480)	(89,967)	(420,866)	—		(508,416)
Tax return of capital	—	(1,608)#	—	—	—		—
Total distributions	—	(34,088)	(89,967)	(420,866)	—		(508,416)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,217,771	14,395,719	7,596,631	74,369,333	59,102,566		112,280,244
Cost of shares redeemed	(4,859,965)	(2,710,181)	(7,486,750)	(72,122,214)	(63,401,052)		(111,690,064)
Change in net assets resulting from capital transactions	(1,642,194)	11,685,538	109,881	2,247,119	(4,298,486)		590,180
Change in net assets	(5,443,265)	9,501,075	(744,987)	9,898,049	(7,047,474)		18,653,437
NET ASSETS:
Beginning of period	$13,650,530	$4,149,455	$34,186,917	$24,288,868	$50,076,186		$31,422,749
End of period	$8,207,265	$13,650,530	$33,441,930	$34,186,917	$43,028,712		$50,076,186
SHARE TRANSACTIONS:
Beginning of period	418,681	118,681	450,000	400,000	750,000	(b)	700,000	(b)
Issued	100,000	375,000	100,000	1,150,000	900,000	(b)	2,000,000	(b)
Issued in-kind	—	—	—	—	—	(b)	50,000	(b)
Redeemed	(175,000)	(75,000)	(100,000)	(1,100,000)	(600,000	)(b)	(1,700,000	)(b)
Redemption in-kind	—	—	—	—	(375,000	)(b)	(300,000	)(b)
Shares outstanding, end of period	343,681	418,681	450,000	450,000	675,000	(b)	750,000	(b)

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.

See accompanying notes to the financial statements.

220 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Basic Materials		Ultra Consumer Goods		Ultra Consumer Services
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$100,550	$419,596	$19,846	$90,321	$(56,135)		$24,366
Net realized gain (loss)	(102,447)	(8,858,049)	(161,992)	(305,767)	(568,709)		1,812,034
Change in net unrealized appreciation/depreciation	14,925,582	7,348,803	4,368,728	711,218	10,340,667		(498,692)
Change in net assets resulting from operations	14,923,685	(1,089,650)	4,226,582	495,772	9,715,823		1,337,708
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(96,712)	(550,030)	(26,433)	(78,481)	—		(48,615)
Total distributions	(96,712)	(550,030)	(26,433)	(78,481)	—		(48,615)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,786,279	4,880,545	19,906,645	—	—		10,787,505
Cost of shares redeemed	(4,160,559)	(11,225,607)	(18,559,815)	(1,974,812)	(1,771,632)		(15,639,287)
Change in net assets resulting from capital transactions	(1,374,280)	(6,345,062)	1,346,830	(1,974,812)	(1,771,632)		(4,851,782)
Change in net assets	13,452,693	(7,984,742)	5,546,979	(1,557,521)	7,944,191		(3,562,689)
NET ASSETS:
Beginning of period	$27,696,320	$35,681,062	$5,388,921	$6,946,442	$18,446,517		$22,009,206
End of period	$41,149,013	$27,696,320	$10,935,900	$5,388,921	$26,390,708		$18,446,517
SHARE TRANSACTIONS:
Beginning of period	625,000	750,000	125,000	175,000	350,000	(b)	450,000	(b)
Issued	—	—	275,000	—	—	(b)	200,000	(b)
Issued in-kind	50,000	100,000	75,000	—	—	(b)	—	(b)
Redeemed	—	—	—	—	—	(b)	—	(b)
Redemption in-kind	(75,000)	(225,000)	(325,000)	(50,000)	(25,000	)(b)	(300,000	)(b)
Shares outstanding, end of period	600,000	625,000	150,000	125,000	325,000	(b)	350,000	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 221

	Ultra Dow30SM		Ultra Financials		Ultra FTSE China 50
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$843,550	$3,912,178	$1,456,573	$7,302,017	$(136,125)	$43,223
Net realized gain (loss)	49,422,853	(11,087,215)	6,113,909	(127,324,064)	2,484,957	(5,740,410)
Change in net unrealized appreciation/depreciation	45,436,455	4,884,970	121,713,687	(14,238,934)	7,465,426	4,772,798
Change in net assets resulting from operations	95,702,858	(2,290,067)	129,284,169	(134,260,981)	9,814,258	(924,389)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(84,700)	(2,745,579)	(1,296,269)	(8,367,729)	—	(1,256,323)
Total distributions	(84,700)	(2,745,579)	(1,296,269)	(8,367,729)	—	(1,256,323)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	360,578,472	98,178,728	7,019,866	31,010,202	10,325,339	23,108,401
Cost of shares redeemed	(368,665,279)	(113,688,788)	(39,373,620)	(175,786,785)	(4,211,684)	(38,954,510)
Change in net assets resulting from capital transactions	(8,086,807)	(15,510,060)	(32,353,754)	(144,776,583)	6,113,655	(15,846,109)
Change in net assets	87,531,351	(20,545,706)	95,634,146	(287,405,293)	15,927,913	(18,026,821)
NET ASSETS:
Beginning of period	$297,782,988	$318,328,694	$448,298,656	$735,703,949	$20,161,957	$38,188,778
End of period	$385,314,339	$297,782,988	$543,932,802	$448,298,656	$36,089,870	$20,161,957
SHARE TRANSACTIONS:
Beginning of period	7,550,000	7,500,000	15,207,750	18,057,750	400,000	650,000
Issued	7,950,000	2,650,000	200,000	900,000	175,000	425,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	(75,000)	(675,000)
Redemption in-kind	(8,250,000)	(2,600,000)	(1,200,000)	(3,750,000)	—	—
Shares outstanding, end of period	7,250,000	7,550,000	14,207,750	15,207,750	500,000	400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

222 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra FTSE Europe		Ultra Health Care				Ultra High Yield
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(19,842)	$9,774	$101,458		$670,391		$(8,534)	$85,739
Net realized gain (loss)	462,437	(2,169,852)	7,061,164		(6,445,017)		154,301	73,184
Change in net unrealized appreciation/depreciation	934,859	1,142,508	7,846,213		31,607,138		428,250	(212,462)
Change in net assets resulting from operations	1,377,454	(1,017,570)	15,008,835		25,832,512		574,017	(53,539)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(30,254)	—		(365,784)		(16,293)	(203,930)
Total distributions	—	(30,254)	—		(365,784)		(16,293)	(203,930)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,373,308	6,594,488		26,488,163		1,702,765	1,736,193
Cost of shares redeemed	—	(2,281,685)	(19,411,633)		(40,877,970)		(1,578,730)	—
Change in net assets resulting from capital transactions	—	(908,377)	(12,817,145)		(14,389,807)		124,035	1,736,193
Change in net assets	1,377,454	(1,956,201)	2,191,690		11,076,921		681,759	1,478,724
NET ASSETS:
Beginning of period	$3,499,695	$5,455,896	$110,716,414		$99,639,493		$4,813,166	$3,334,442
End of period	$4,877,149	$3,499,695	$112,908,104		$110,716,414		$5,494,925	$4,813,166
SHARE TRANSACTIONS:
Beginning of period	100,000	125,000	1,800,000	(g)	2,150,000	(g)	75,000	50,000
Issued	—	25,000	50,000	(g)	300,000	(g)	25,000	25,000
Issued in-kind	—	—	50,000	(g)	150,000	(g)	—	—
Redeemed	—	(50,000)	—	(g)	—	(g)	—	—
Redemption in-kind	—	—	(300,000	)(g)	(800,000	)(g)	(25,000)	—
Shares outstanding, end of period	100,000	100,000	1,600,000	(g)	1,800,000	(g)	75,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 223

	Ultra Industrials		Ultra MidCap400		Ultra MSCI Brazil Capped
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,844	$139,897	$137,364	$874,050	$(29,683)	$6,293
Net realized gain (loss)	453,563	(118,491)	5,580,801	(17,330,471)	1,894,335	(8,174,063)
Change in net unrealized appreciation/depreciation	7,997,528	(2,265,507)	41,542,470	(6,779,126)	372,826	4,484,844
Change in net assets resulting from operations	8,459,935	(2,244,101)	47,260,635	(23,235,547)	2,237,478	(3,682,926)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(18,681)	(128,276)	(71,818)	(1,040,511)	—	(36,888)
Total distributions	(18,681)	(128,276)	(71,818)	(1,040,511)	—	(36,888)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,751,969	31,092,138	129,498,583	1,247,283	2,745,286
Cost of shares redeemed	(1,683,584)	(5,345,344)	(38,801,927)	(130,323,313)	(1,493,518)	(2,370,437)
Change in net assets resulting from capital transactions	(1,683,584)	(1,593,375)	(7,709,789)	(824,730)	(246,235)	374,849
Change in net assets	6,757,670	(3,965,752)	39,479,028	(25,100,788)	1,991,243	(3,344,965)
NET ASSETS:
Beginning of period	$14,837,780	$18,803,532	$105,035,773	$130,136,561	$4,886,269	$8,231,234
End of period	$21,595,450	$14,837,780	$144,514,801	$105,035,773	$6,877,512	$4,886,269
SHARE TRANSACTIONS:
Beginning of period	250,000	275,000	3,675,000	3,675,000	241,557	116,557
Issued	—	50,000	500,000	2,100,000	50,000	175,000
Issued in-kind	—	—	500,000	1,700,000	—	—
Redeemed	—	—	(150,000)	(1,800,000)	(50,000)	(50,000)
Redemption in-kind	(25,000)	(75,000)	(1,100,000)	(2,000,000)	—	—
Shares outstanding, end of period	225,000	250,000	3,425,000	3,675,000	241,557	241,557

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

224 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI EAFE		Ultra MSCI Emerging Markets		Ultra MSCI Japan
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(34,780)	$2,092	$(131,758)	$85,650	$(20,719)	$(14,177)
Net realized gain (loss)	1,045,610	(3,456,502)	1,377,624	(6,786,873)	1,343,656	(673,500)
Change in net unrealized appreciation/depreciation	1,311,652	2,376,200	11,583,808	2,892,682	21,899	796,241
Change in net assets resulting from operations	2,322,482	(1,078,210)	12,829,674	(3,808,541)	1,344,836	108,564
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(17,764)	—	(456,050)	—	(6,000)
Tax return of capital	—	—	—	—	—	(863)
Total distributions	—	(17,764)	—	(456,050)	—	(6,863)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,030,217	4,152,033	23,709,463	18,737,444	—	—
Cost of shares redeemed	—	(5,521,918)	(3,191,184)	(37,717,134)	—	(1,434,169)
Change in net assets resulting from capital transactions	3,030,217	(1,369,885)	20,518,279	(18,979,690)	—	(1,434,169)
Change in net assets	5,352,699	(2,465,859)	33,347,953	(23,244,281)	1,344,836	(1,332,468)
NET ASSETS:
Beginning of period	$3,592,165	$6,058,024	$12,760,936	$36,005,217	$3,918,932	$5,251,400
End of period	$8,944,864	$3,592,165	$46,108,889	$12,760,936	$5,263,768	$3,918,932
SHARE TRANSACTIONS:
Beginning of period	125,000	175,000	250,000	550,000	125,000	175,000
Issued	100,000	100,000	350,000	275,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(150,000)	(50,000)	(575,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,000	125,000	550,000	250,000	125,000	125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 225

	Ultra Nasdaq Biotechnology		Ultra Oil & Gas		Ultra QQQ
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(568,075)	$(302,982)	$2,104,222	$2,522,325	$(5,997,917)		$103,509
Net realized gain (loss)	23,172,054	(17,776,667)	(4,197,309)	(66,561,944)	769,466,788		255,533,943
Change in net unrealized appreciation/depreciation	(458,191)	110,226,391	(8,826,038)	45,719,883	588,568,517		667,365,564
Change in net assets resulting from operations	22,145,788	92,146,742	(10,919,125)	(18,319,736)	1,352,037,388		923,003,016
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(1,948,467)	(2,099,404)	—		(1,945,486)
Total distributions	—	—	(1,948,467)	(2,099,404)	—		(1,945,486)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	111,202,542	49,152,327	25,310,149	90,847,607	514,657,428		731,744,087
Cost of shares redeemed	(115,493,031)	(164,773,349)	(19,344,683)	(25,120,723)	(641,754,468)		(973,259,740)
Change in net assets resulting from capital transactions	(4,290,489)	(115,621,022)	5,965,466	65,726,884	(127,097,040)		(241,515,653)
Change in net assets	17,855,299	(23,474,280)	(6,902,126)	45,307,744	1,224,940,348		679,541,877
NET ASSETS:
Beginning of period	$183,979,639	$207,453,919	$116,475,543	$71,167,799	$2,371,112,489		$1,691,570,612
End of period	$201,834,938	$183,979,639	$109,573,417	$116,475,543	$3,596,052,837		$2,371,112,489
SHARE TRANSACTIONS:
Beginning of period	2,600,000	4,750,000	1,456,618	297,500	36,000,000	(b)	40,600,000	(b)
Issued	—	50,000	—	75,000	2,850,000	(b)	4,000,000	(b)
Issued in-kind	1,550,000	800,000	450,000	1,290,000	2,850,000	(b)	9,800,000	(b)
Redeemed	(50,000)	—	—	—	—	(b)	—	(b)
Redemption in-kind	(1,550,000)	(3,000,000)	(300,000)	(205,882)	(7,350,000	)(b)	(18,400,000	)(b)
Shares outstanding, end of period	2,550,000	2,600,000	1,606,618	1,456,618	34,350,000	(b)	36,000,000	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.

See accompanying notes to the financial statements.

226 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Real Estate		Ultra Russell2000		Ultra S&P500®
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$468,977	$1,941,174	$8,397	$781,012	$5,585,799		$20,933,244
Net realized gain (loss)	(6,250,356)	19,363,333	13,063,374	(46,452,123)	212,856,907		89,632,711
Change in net unrealized appreciation/depreciation	17,833,393	(54,788,364)	50,197,716	5,162,776	628,813,410		139,749,323
Change in net assets resulting from operations	12,052,014	(33,483,857)	63,269,487	(40,508,335)	847,256,116		250,315,278
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(202,491)	(1,939,090)	(12,295)	(1,075,471)	—		(13,884,315)
Total distributions	(202,491)	(1,939,090)	(12,295)	(1,075,471)	—		(13,884,315)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	18,819,929	196,938,520	459,610,789	278,119,431	1,102,488,540		1,999,735,936
Cost of shares redeemed	(26,142,215)	(222,602,059)	(136,729,204)	(272,552,673)	(1,212,484,043)		(2,285,603,351)
Change in net assets resulting from capital transactions	(7,322,286)	(25,663,539)	322,881,585	5,566,758	(109,995,503)		(285,867,415)
Change in net assets	4,527,237	(61,086,486)	386,138,777	(36,017,048)	737,260,613		(49,436,452)
NET ASSETS:
Beginning of period	$76,646,184	$137,732,670	$124,664,228	$160,681,276	$2,165,828,876		$2,215,265,328
End of period	$81,173,421	$76,646,184	$510,803,005	$124,664,228	$2,903,089,489		$2,165,828,876
SHARE TRANSACTIONS:
Beginning of period	1,483,744	1,833,744	2,700,000	2,650,000	35,600,000	(b)	40,000,000	(b)
Issued	25,000	2,250,000	6,600,000	4,300,000	11,550,000	(b)	17,500,000	(b)
Issued in-kind	300,000	50,000	—	850,000	3,850,000	(b)	17,500,000	(b)
Redeemed	—	—	(1,600,000)	(3,850,000)	—	(b)	(600,000	)(b)
Redemption in-kind	(450,000)	(2,650,000)	(1,000,000)	(1,250,000)	(16,900,000	)(b)	(38,800,000	)(b)
Shares outstanding, end of period	1,358,744	1,483,744	6,700,000	2,700,000	34,100,000	(b)	35,600,000	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 227

	Ultra Semiconductors		Ultra SmallCap600		Ultra Technology
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,748	$568,873	$2,342	$122,440	$(1,086,450)		$611,172
Net realized gain (loss)	22,798,748	11,480,079	(1,525,742)	(10,082,615)	28,030,945		77,352,896
Change in net unrealized appreciation/depreciation	34,386,195	16,187,388	10,130,648	3,837,712	227,628,205		78,083,582
Change in net assets resulting from operations	57,187,691	28,236,340	8,607,248	(6,122,463)	254,572,700		156,047,650
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(63,281)	(603,018)	—	(87,549)	—		(742,927)
Total distributions	(63,281)	(603,018)	—	(87,549)	—		(742,927)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	39,841,829	44,118,232	—	3,632,712	128,672,740		120,179,033
Cost of shares redeemed	(20,063,823)	(32,638,994)	—	(6,193,393)	(92,764,860)		(158,188,302)
Change in net assets resulting from capital transactions	19,778,006	11,479,238	—	(2,560,681)	35,907,880		(38,009,269)
Change in net assets	76,902,416	39,112,560	8,607,248	(8,770,693)	290,480,580		117,295,454
NET ASSETS:
Beginning of period	$77,623,803	$38,511,243	$14,478,097	$23,248,790	$417,737,851		$300,442,397
End of period	$154,526,219	$77,623,803	$23,085,345	$14,478,097	$708,218,431		$417,737,851
SHARE TRANSACTIONS:
Beginning of period	1,400,000	1,175,000	250,000	275,000	10,100,000	(c)	11,800,000	(c)
Issued	—	225,000	—	50,000	500,000	(c)	600,000	(c)
Issued in-kind	500,000	700,000	—	—	1,875,000	(c)	2,700,000	(c)
Redeemed	—	—	—	—	—	(c)	—	(c)
Redemption in-kind	(300,000)	(700,000)	—	(75,000)	(1,675,000	)(c)	(5,000,000	)(c)
Shares outstanding, end of period	1,600,000	1,400,000	250,000	250,000	10,800,000	(c)	10,100,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Telecommunications		Ultra Utilities		UltraPro Dow30SM
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,725	$18,746	$114,162	$430,761	$1,901,827	$4,857,392
Net realized gain (loss)	3,591	(105,244)	(41,468)	2,144,078	69,722,047	47,147,021
Change in net unrealized appreciation/depreciation	94,236	(207,088)	1,642,943	(6,720,043)	229,718,097	(20,151,508)
Change in net assets resulting from operations	104,552	(293,586)	1,715,637	(4,145,204)	301,341,971	31,852,905
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(6,048)	(17,115)	—	(327,939)	(40,738)	(3,061,393)
Total distributions	(6,048)	(17,115)	—	(327,939)	(40,738)	(3,061,393)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	1,945,391	1,176,993	21,587,435	648,737,319	1,123,572,236
Cost of shares redeemed	—	(1,688,568)	(5,518,309)	(18,834,712)	(921,647,236)	(855,155,193)
Change in net assets resulting from capital transactions	—	256,823	(4,341,316)	2,752,723	(272,909,917)	268,417,043
Change in net assets	98,504	(53,878)	(2,625,679)	(1,720,420)	28,391,316	297,208,555
NET ASSETS:
Beginning of period	$859,443	$913,321	$15,314,695	$17,035,115	$705,052,325	$407,843,770
End of period	$957,947	$859,443	$12,689,016	$15,314,695	$733,443,641	$705,052,325
SHARE TRANSACTIONS:
Beginning of period	25,000	25,000	300,000	300,000	11,400,000	4,850,000
Issued	—	—	25,000	50,000	4,050,000	11,400,000
Issued in-kind	—	50,000	—	275,000	4,950,000	8,200,000
Redeemed	—	(50,000)	(25,000)	(100,000)	—	—
Redemption in-kind	—	—	(75,000)	(225,000)	(12,550,000)	(13,050,000)
Shares outstanding, end of period	25,000	25,000	225,000	300,000	7,850,000	11,400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 229

	UltraPro MidCap400		UltraPro QQQ				UltraPro Russell2000
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,512	$119,135	$(17,563,005)		$(1,161,940)		$(8,877)	$386,056
Net realized gain (loss)	(620,034)	(4,958,005)	5,010,150,672		710,748,918		89,104,004	(18,064,251)
Change in net unrealized appreciation/depreciation	15,723,176	3,157,098	(88,996,451)		1,690,794,330		46,237,419	32,011,876
Change in net assets resulting from operations	15,111,654	(1,681,772)	4,903,591,216		2,400,381,308		135,332,546	14,333,681
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(99,090)	—		(1,544,886)		—	(153,599)
Total distributions	—	(99,090)	—		(1,544,886)		—	(153,599)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,734,892	10,212,048	7,746,006,431		7,227,079,652		348,591,897	385,725,157
Cost of shares redeemed	(5,868,504)	(7,076,664)	(9,178,066,917)		(6,983,803,368)		(409,152,759)	(291,005,201)
Change in net assets resulting from capital transactions	(133,612)	3,135,384	(1,432,060,486)		243,276,284		(60,560,862)	94,719,956
Change in net assets	14,978,042	1,354,522	3,471,530,730		2,642,112,706		74,771,684	108,900,038
NET ASSETS:
Beginning of period	$20,947,517	$19,592,995	$5,831,872,664		$3,189,759,958		$184,955,608	$76,055,570
End of period	$35,925,559	$20,947,517	$9,303,403,394		$5,831,872,664		$259,727,292	$184,955,608
SHARE TRANSACTIONS:
Beginning of period	425,000	225,000	140,800,000	(g)	127,100,000	(g)	6,000,000	1,250,000
Issued	25,000	100,000	73,600,000	(g)	154,100,000	(g)	8,800,000	9,500,000
Issued in-kind	75,000	175,000	50,500,000	(g)	73,500,000	(g)	—	2,050,000
Redeemed	—	—	—	(g)	(600,000	)(g)	(6,450,000)	(4,050,000)
Redemption in-kind	(100,000)	(75,000)	(146,800,000	)(g)	(213,300,000	)(g)	(4,150,000)	(2,750,000)
Shares outstanding, end of period	425,000	425,000	118,100,000	(g)	140,800,000	(g)	4,200,000	6,000,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(g)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.
See accompanying notes to the financial statements.

230 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro S&P500®		UltraPro Short 20+ Year Treasury		UltraPro Short Dow30SM
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,697,044	$9,907,304	$(99,739)	$376,143	$(2,220,402)	$1,882,013
Net realized gain (loss)	269,014,391	99,036,107	(2,693,472)	(33,065,460)	(204,898,144)	101,932,337
Change in net unrealized appreciation/depreciation	452,132,922	27,967,331	3,678,742	7,952,643	(175,575,867)	(565,026,499)
Change in net assets resulting from operations	722,844,357	136,910,742	885,531	(24,736,674)	(382,694,413)	(461,212,149)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(6,548,284)	—	(491,855)	—	(3,518,844)
Tax return of capital	—	—	—	(51,453)#	—	(425,931)#
Total distributions	—	(6,548,284)	—	(543,308)	—	(3,944,775)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	896,667,111	1,905,088,444	52,913,648	63,478,519	616,141,712	1,603,073,875
Cost of shares redeemed	(1,316,853,229)	(1,767,067,799)	(54,160,305)	(51,668,370)	(517,840,239)	(576,190,898)
Change in net assets resulting from capital transactions	(420,186,118)	138,020,645	(1,246,657)	11,810,149	98,301,473	1,026,882,977
Change in net assets	302,658,239	268,383,103	(361,126)	(13,469,833)	(284,392,940)	561,726,053
NET ASSETS:
Beginning of period	$1,373,394,184	$1,105,011,081	$23,504,798	$36,974,631	$815,975,321	$254,249,268
End of period	$1,676,052,423	$1,373,394,184	$23,143,672	$23,504,798	$531,582,381	$815,975,321
SHARE TRANSACTIONS:
Beginning of period	31,900,000	24,700,000	793,605	468,729	30,383,965	4,134,069
Issued	10,850,000	31,650,000	1,800,000	1,362,500	32,750,000	39,100,000
Issued in-kind	5,900,000	14,350,000	—	—	—	—
Redeemed	—	—	(1,800,000)	(1,037,624)	(25,550,000)	(12,850,104)
Redemption in-kind	(24,400,000)	(38,800,000)	—	—	—	—
Shares outstanding, end of period	24,250,000	31,900,000	793,605	793,605	37,583,965	30,383,965

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 231

	UltraPro Short MidCap400				UltraPro Short QQQ				UltraPro Short Russell2000
	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(65,395)		$(13,065)		$(5,069,607)		$14,421,550		$(636,684)		$411,734
Net realized gain (loss)	(7,964,672)		(8,444,304)		(1,329,003,621)		(734,572,583)		(40,126,946)		34,101,074
Change in net unrealized appreciation/depreciation	(2,955,101)		(6,695,632)		221,654,945		(822,328,866)		(112,160,119)		(139,061,613)
Change in net assets resulting from operations	(10,985,168)		(15,153,001)		(1,112,418,283)		(1,542,479,899)		(152,923,749)		(104,548,805)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—		(22,318)		—		(18,558,775)		—		(830,576)
Tax return of capital	—		(1,633	)#	—		(2,946,926	)#	—		(83,391	)#
Total distributions	—		(23,951)		—		(21,505,701)		—		(913,967)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	9,329,232		28,888,460		4,059,858,008		4,602,346,834		259,241,256		403,477,964
Cost of shares redeemed	(3,538,701)		(1,675,387)		(2,683,863,230)		(3,055,520,293)		(157,993,729)		(209,142,812)
Change in net assets resulting from capital transactions	5,790,531		27,213,073		1,375,994,778		1,546,826,541		101,247,527		194,335,152
Change in net assets	(5,194,637)		12,036,121		263,576,495		(17,159,059)		(51,676,222)		88,872,380
NET ASSETS:
Beginning of period	$14,686,131		$2,650,010		$1,113,508,964		$1,130,668,023		$170,314,816		$81,442,436
End of period	$9,491,494		$14,686,131		$1,377,085,459		$1,113,508,964		$118,638,594		$170,314,816
SHARE TRANSACTIONS:
Beginning of period	420,941	(h)	33,586	(h)	23,644,246	(d)	5,084,264	(d)	2,622,628	(i)	562,628	(i)
Issued	325,000	(h)	418,750	(h)	163,510,000	(d)	44,700,000	(d)	6,290,000	(i)	3,800,000	(i)
Issued in-kind	—	(h)	—	(h)	—	(d)	—	(d)	—	(i)	—	(i)
Redeemed	(125,000	)(h)	(31,395	)(h)	(109,615,161	)(d)	(26,140,018	)(d)	(3,690,000	)(i)	(1,740,000	)(i)
Redemption in-kind	—	(h)	—	(h)	—	(d)	—	(d)	—	(i)	—	(i)
Shares outstanding, end of period	620,941	(h)	420,941	(h)	77,539,085	(d)	23,644,246	(d)	5,222,628	(i)	2,622,628	(i)

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.

(h)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

(i)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

232 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short S&P500®				UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,333,289)		$5,419,014		$(149,693)	$530,032	$(1,663,821)	$10,083,146
Net realized gain (loss)	(540,648,488)		7,530,825		(5,248)	(15,699,036)	(152,973,765)	(310,296,328)
Change in net unrealized appreciation/depreciation	(121,652,107)		(1,023,502,921)		163,589	5,320,829	156,689,266	(34,559,717)
Change in net assets resulting from operations	(665,633,884)		(1,010,553,082)		8,648	(9,848,175)	2,051,680	(334,772,899)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—		(8,052,382)		—	(814,321)	(1,039)	(12,483,123)
Tax return of capital	—		(1,267,615	)#	—	(34,057)#	(6,804)	(1,219,628)#
Total distributions	—		(9,319,997)		—	(848,378)	(7,843)	(13,702,751)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	798,317,147		3,131,456,364		7,671,038	2,383,153	209,222,768	470,459,959
Cost of shares redeemed	(699,415,619)		(1,398,559,570)		(12,171,897)	(28,781,125)	(160,550,796)	(573,850,748)
Change in net assets resulting from capital transactions	98,901,528		1,732,896,794		(4,500,859)	(26,397,972)	48,671,972	(103,390,789)
Change in net assets	(566,732,356)		713,023,715		(4,492,211)	(37,094,525)	50,715,809	(451,866,439)
NET ASSETS:
Beginning of period	$1,323,668,892		$610,645,177		$29,871,266	$66,965,791	$434,698,071	$886,564,510
End of period	$756,936,536		$1,323,668,892		$25,379,055	$29,871,266	$485,413,880	$434,698,071
SHARE TRANSACTIONS:
Beginning of period	20,349,727	(i)	3,569,727	(i)	1,950,000	3,350,000	27,056,929	29,856,929
Issued	17,580,000	(i)	29,100,000	(i)	500,000	150,000	13,200,000	22,050,000
Issued in-kind	—	(i)	—	(i)	—	—	—	—
Redeemed	(15,120,000	)(i)	(12,320,000	)(i)	(800,000)	(1,550,000)	(10,000,000)	(24,850,000)
Redemption in-kind	—	(i)	—	(i)	—	—	—	—
Shares outstanding, end of period	22,809,727	(i)	20,349,727	(i)	1,650,000	1,950,000	30,256,929	27,056,929

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(i)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 233

	UltraShort Basic Materials		UltraShort Consumer Goods				UltraShort Consumer Services
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(13,377)	$8,684	$(5,326)		$13,592		$(5,835)		$5,945
Net realized gain (loss)	(2,807,787)	(284,615)	(773,859)		(579,966)		(916,161)		(940,981)
Change in net unrealized appreciation/depreciation	976,828	(2,284,880)	50,888		(636,617)		232,440		(148,662)
Change in net assets resulting from operations	(1,844,336)	(2,560,811)	(728,297)		(1,202,991)		(689,556)		(1,083,698)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(31,115)	—		(23,131)		—		(13,876)
Tax return of capital	—	—	—		(1,337	)#	—		(542	)#
Total distributions	—	(31,115)	—		(24,468)		—		(14,418)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	719,258	8,970,343	—		3,161,021		385,993		4,025,147
Cost of shares redeemed	(878,145)	(7,555,505)	(449)		(3,599,037)		(587,370)		(1,785,845)
Change in net assets resulting from capital transactions	(158,887)	1,414,838	(449)		(438,016)		(201,377)		2,239,302
Change in net assets	(2,003,223)	(1,177,088)	(728,746)		(1,665,475)		(890,933)		1,141,186
NET ASSETS:
Beginning of period	$4,420,498	$5,597,586	$1,568,345		$3,233,820		$1,764,137		$622,951
End of period	$2,417,275	$4,420,498	$839,599		$1,568,345		$873,204		$1,764,137
SHARE TRANSACTIONS:
Beginning of period	220,356	170,356	81,229	(e)	106,229	(e)	81,159	(e)	18,659	(e)
Issued	50,000	300,000	—	(e)	125,000	(e)	25,000	(e)	125,000	(e)
Issued in-kind	—	—	—	(e)	—	(e)	—	(e)	—	(e)
Redeemed	(50,000)	(250,000)	(34	)(e)	(150,000	)(e)	(37,559	)(e)	(62,500	)(e)
Redemption in-kind	—	—	—	(e)	—	(e)	—	(e)	—	(e)
Shares outstanding, end of period	220,356	220,356	81,195	(e)	81,229	(e)	68,600	(e)	81,159	(e)

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.

See accompanying notes to the financial statements.

234 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Dow30SM		UltraShort Financials				UltraShort FTSE China 50
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(698,346)	$1,375,865	$(164,618)		$110,309		$(143,125)	$124,432
Net realized gain (loss)	(40,191,502)	(5,880,191)	2,453,545		(10,072,189)		(2,957,244)	(233,269)
Change in net unrealized appreciation/depreciation	(29,518,204)	(75,890,668)	(16,335,507)		(3,369,034)		(13,351,264)	(5,918,203)
Change in net assets resulting from operations	(70,408,052)	(80,394,994)	(14,046,580)		(13,330,914)		(16,451,633)	(6,027,040)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(1,956,922)	—		(237,696)		—	(283,869)
Tax return of capital	—	(236,306)#	—		(13,854	)#	—	(16,419)#
Total distributions	—	(2,193,228)	—		(251,550)		—	(300,288)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	76,704,171	419,337,519	6,708,266		38,583,826		5,792,206	70,492,086
Cost of shares redeemed	(75,628,847)	(269,499,256)	(8,423,672)		(10,150,919)		(5,609,892)	(61,396,827)
Change in net assets resulting from capital transactions	1,075,324	149,838,263	(1,715,406)		28,432,907		182,314	9,095,259
Change in net assets	(69,332,728)	67,250,041	(15,761,986)		14,850,443		(16,269,319)	2,767,931
NET ASSETS:
Beginning of period	$210,349,866	$143,099,825	$42,263,241		$27,412,798		$41,151,674	$38,383,743
End of period	$141,017,138	$210,349,866	$26,501,255		$42,263,241		$24,882,355	$41,151,674
SHARE TRANSACTIONS:
Beginning of period	10,504,272	4,654,272	1,572,416	(h)	722,416	(h)	751,947	551,947
Issued	4,600,000	15,600,000	287,500	(h)	1,112,500	(h)	150,000	1,150,000
Issued in-kind	—	—	—	(h)	—	(h)	—	—
Redeemed	(4,550,000)	(9,750,000)	(362,500	)(h)	(262,500	)(h)	(150,000)	(950,000)
Redemption in-kind	—	—	—	(h)	—	(h)	—	—
Shares outstanding, end of period	10,554,272	10,504,272	1,497,416	(h)	1,572,416	(h)	751,947	751,947

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(h)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 235

	UltraShort FTSE Europe		UltraShort Health Care		UltraShort Industrials
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(74,947)	$28,957	$(10,648)	$15,689	$(10,347)		$4,342
Net realized gain (loss)	(332,042)	156,334	(1,355,382)	(238,247)	(1,764,150)		(296,443)
Change in net unrealized appreciation/depreciation	(7,427,672)	(7,748,323)	855,044	(985,739)	432,008		(1,255,026)
Change in net assets resulting from operations	(7,834,661)	(7,563,032)	(510,986)	(1,208,297)	(1,342,489)		(1,547,127)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(103,520)	—	(25,813)	—		(21,148)
Tax return of capital	—	(9,432)#	—	(2,217)#	—		—
Total distributions	—	(112,952)	—	(28,030)	—		(21,148)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,135,800	19,984,753	1,573,009	1,983,866	633,696		4,779,264
Cost of shares redeemed	(4,696,265)	(6,154,803)	(1,480,797)	(1,393,113)	(1,176,304)		(2,328,912)
Change in net assets resulting from capital transactions	(3,560,465)	13,829,950	92,212	590,753	(542,608)		2,450,352
Change in net assets	(11,395,126)	6,153,966	(418,774)	(645,574)	(1,885,097)		882,077
NET ASSETS:
Beginning of period	$22,924,336	$16,770,370	$2,078,144	$2,723,718	$3,268,271		$2,386,194
End of period	$11,529,210	$22,924,336	$1,659,370	$2,078,144	$1,383,174		$3,268,271
SHARE TRANSACTIONS:
Beginning of period	812,119	487,119	160,905	110,905	167,921	(h)	80,421	(h)
Issued	50,000	525,000	125,000	125,000	37,500	(h)	187,500	(h)
Issued in-kind	—	—	—	—	—	(h)	—	(h)
Redeemed	(225,000)	(200,000)	(125,000)	(75,000)	(75,000	)(h)	(100,000	)(h)
Redemption in-kind	—	—	—	—	—	(h)	—	(h)
Shares outstanding, end of period	637,119	812,119	160,905	160,905	130,421	(h)	167,921	(h)

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(h)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

236 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MidCap400				UltraShort MSCI Brazil Capped		UltraShort MSCI EAFE
	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,792)		$9,311		$(120,833)	$222,651	$(11,401)	$2,908
Net realized gain (loss)	(3,008,052)		495,384		(8,306,872)	361,954	—	(74,774)
Change in net unrealized appreciation/depreciation	529,007		(3,327,667)		(8,630,178)	4,969,541	(1,013,977)	(730,458)
Change in net assets resulting from operations	(2,503,837)		(2,822,972)		(17,057,883)	5,554,146	(1,025,378)	(802,324)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—		(29,126)		—	(373,544)	—	(16,211)
Tax return of capital	—		(2,882	)#	—	(10,347)#	—	(689)#
Total distributions	—		(32,008)		—	(383,891)	—	(16,900)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,150,336		6,325,033		19,387,565	131,312,014	—	3,329,571
Cost of shares redeemed	(1,624,957)		—		(22,671,279)	(128,400,582)	—	(3,066,428)
Change in net assets resulting from capital transactions	(474,621)		6,325,033		(3,283,714)	2,911,432	—	263,143
Change in net assets	(2,978,458)		3,470,053		(20,341,597)	8,081,687	(1,025,378)	(556,081)
NET ASSETS:
Beginning of period	$6,393,102		$2,923,049		$37,698,150	$29,616,463	$3,001,413	$3,557,494
End of period	$3,414,644		$6,393,102		$17,356,553	$37,698,150	$1,976,035	$3,001,413
SHARE TRANSACTIONS:
Beginning of period	252,249	(h)	77,249	(h)	1,734,879	1,084,879	137,428	137,428
Issued	50,000	(h)	175,000	(h)	1,325,000	4,375,000	—	100,000
Issued in-kind	—	(h)	—	(h)	—	—	—	—
Redeemed	(75,000	)(h)	—	(h)	(1,500,000)	(3,725,000)	—	(100,000)
Redemption in-kind	—	(h)	—	(h)	—	—	—	—
Shares outstanding, end of period	227,249	(h)	252,249	(h)	1,559,879	1,734,879	137,428	137,428

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(h)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 237

	UltraShort MSCI Emerging Markets		UltraShort MSCI Japan		UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(55,743)	$66,169	$(38,648)	$(17,296)	$(58,107)		$194,388
Net realized gain (loss)	(884,046)	(184,215)	—	(1,650,184)	(3,489,919)		(6,760,719)
Change in net unrealized appreciation/depreciation	(6,942,984)	(2,510,710)	(2,835,774)	(1,224,419)	605,680		(7,455,364)
Change in net assets resulting from operations	(7,882,773)	(2,628,756)	(2,874,422)	(2,891,899)	(2,942,346)		(14,021,695)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(150,101)	—	(15,538)	—		(285,363)
Tax return of capital	—	(11,162)#	—	—	—		(29,312	)#
Total distributions	—	(161,263)	—	(15,538)	—		(314,675)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,337,730	23,002,269	517,911	16,088,570	8,753,910		14,736,464
Cost of shares redeemed	(4,487,444)	(22,821,329)	(3,137,290)	(9,057,702)	(9,369,909)		(14,251,822)
Change in net assets resulting from capital transactions	(149,714)	180,940	(2,619,379)	7,030,868	(615,999)		484,642
Change in net assets	(8,032,487)	(2,609,079)	(5,493,801)	4,123,431	(3,558,345)		(13,851,728)
NET ASSETS:
Beginning of period	$16,661,517	$19,270,596	$11,214,540	$7,091,109	$12,556,189		$26,407,917
End of period	$8,629,030	$16,661,517	$5,720,739	$11,214,540	$8,997,844		$12,556,189
SHARE TRANSACTIONS:
Beginning of period	438,771	413,771	474,913	224,913	371,250	(f)	321,250	(f)
Issued	150,000	550,000	25,000	550,000	287,500	(f)	262,500	(f)
Issued in-kind	—	—	—	—	—	(f)	—	(f)
Redeemed	(175,000)	(525,000)	(150,000)	(300,000)	(312,654	)(f)	(212,500	)(f)
Redemption in-kind	—	—	—	—	—	(f)	—	(f)
Shares outstanding, end of period	413,771	438,771	349,913	474,913	346,096	(f)	371,250	(f)

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.

See accompanying notes to the financial statements.

238 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Oil & Gas		UltraShort QQQ				UltraShort Real Estate
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(84,071)	$26,432	$(1,058,491)		$3,866,425		$(166,578)	$103,921
Net realized gain (loss)	(7,557,321)	23,604,607	(122,063,128)		(130,990,780)		(7,149,603)	(2,622,094)
Change in net unrealized appreciation/depreciation	5,685,914	(21,438,305)	(38,334,630)		(114,186,693)		(4,890,674)	(13,505,269)
Change in net assets resulting from operations	(1,955,478)	2,192,734	(161,456,249)		(241,311,048)		(12,206,855)	(16,023,442)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(73,341)	—		(4,971,861)		—	(251,908)
Tax return of capital	—	(5,805)#	—		(640,719	)#	—	(22,372)#
Total distributions	—	(79,146)	—		(5,612,580)		—	(274,280)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	19,560,411	41,608,649	438,074,259		743,689,959		21,783,219	53,080,450
Cost of shares redeemed	(15,643,425)	(46,539,139)	(293,761,296)		(603,885,483)		(34,175,543)	(3,533,951)
Change in net assets resulting from capital transactions	3,916,986	(4,930,490)	144,312,963		139,804,476		(12,392,324)	49,546,499
Change in net assets	1,961,508	(2,816,902)	(17,143,286)		(107,119,152)		(24,599,179)	33,248,777
NET ASSETS:
Beginning of period	$16,400,668	$19,217,570	$248,507,113		$355,626,265		$54,669,432	$21,420,655
End of period	$18,362,176	$16,400,668	$231,363,827		$248,507,113		$30,070,253	$54,669,432
SHARE TRANSACTIONS:
Beginning of period	367,108	417,108	4,261,058	(j)	2,423,558	(j)	3,145,837	945,837
Issued	500,000	800,000	10,675,000	(j)	7,700,000	(j)	1,500,000	2,350,000
Issued in-kind	—	—	—	(j)	—	(j)	—	—
Redeemed	(300,000)	(850,000)	(7,587,500	)(j)	(5,862,500	)(j)	(2,350,000)	(150,000)
Redemption in-kind	—	—	—	(j)	—	(j)	—	—
Shares outstanding, end of period	567,108	367,108	7,348,558	(j)	4,261,058	(j)	2,295,837	3,145,837

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(j)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 239

	UltraShort Russell2000				UltraShort S&P500®		UltraShort Semiconductors
	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(453,645)		$530,967		$(4,076,128)	$9,682,509	$(25,662)		$35,848
Net realized gain (loss)	(24,456,753)		51,839,329		(729,084,157)	(103,723,513)	(1,846,057)		(11,448,891)
Change in net unrealized appreciation/depreciation	(46,263,652)		(114,850,404)		222,405,031	(583,214,399)	(2,164,542)		417,781
Change in net assets resulting from operations	(71,174,050)		(62,480,108)		(510,755,254)	(677,255,403)	(4,036,261)		(10,995,262)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—		(894,761)		—	(12,790,703)	—		(63,259)
Tax return of capital	—		(99,748	)#	—	(2,070,245)#	—		(4,589	)#
Total distributions	—		(994,509)		—	(14,860,948)	—		(67,848)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	88,976,285		208,676,997		491,034,219	2,628,600,378	1,313,564		19,153,963
Cost of shares redeemed	(69,216,774)		(110,847,944)		(609,196,627)	(1,587,936,653)	(699,413)		(7,656,330)
Change in net assets resulting from capital transactions	19,759,511		97,829,053		(118,162,408)	1,040,663,725	614,151		11,497,633
Change in net assets	(51,414,539)		34,354,436		(628,917,662)	348,547,374	(3,422,110)		434,523
NET ASSETS:
Beginning of period	$132,946,712		$98,592,276		$1,480,038,514	$1,131,491,140	$7,553,516		$7,118,993
End of period	$81,532,173		$132,946,712		$851,120,852	$1,480,038,514	$4,131,406		$7,553,516
SHARE TRANSACTIONS:
Beginning of period	2,864,859	(j)	1,452,359	(j)	71,946,067	32,096,067	235,989	(f)	54,742	(f)
Issued	2,525,000	(j)	3,062,500	(j)	29,100,000	93,750,000	62,500	(f)	300,000	(f)
Issued in-kind	—	(j)	—	(j)	—	—	—	(f)	—	(f)
Redeemed	(1,975,000	)(j)	(1,650,000	)(j)	(37,450,000)	(53,900,000)	(25,145	)(f)	(118,753	)(f)
Redemption in-kind	—	(j)	—	(j)	—	—	—	(f)	—	(f)
Shares outstanding, end of period	3,414,859	(j)	2,864,859	(j)	63,596,067	71,946,067	273,344	(f)	235,989	(f)

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.

(j)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

240 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort SmallCap600				UltraShort Technology				UltraShort Utilities
	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020		Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(32,345)		$(4,701)		$(24,998)		$24,766		$(9,804)		$13,085
Net realized gain (loss)	(1,359,779)		934,815		(4,173,516)		(3,318,766)		182,917		(1,280,308)
Change in net unrealized appreciation/depreciation	(3,014,018)		(5,189,479)		437,551		(2,130,932)		(530,829)		(68,579)
Change in net assets resulting from operations	(4,406,142)		(4,259,365)		(3,760,963)		(5,424,932)		(357,716)		(1,335,802)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—		(21,071)		—		(46,172)		—		(25,931)
Tax return of capital	—		—		—		(4,809	)#	—		(2,040	)#
Total distributions	—		(21,071)		—		(50,981)		—		(27,971)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—		10,878,519		7,652,871		7,097,412		3,585,198		4,735,586
Cost of shares redeemed	(796,239)		(557,657)		(3,001,249)		(2,119,526)		(2,609,126)		(5,926,720)
Change in net assets resulting from capital transactions	(796,239)		10,320,862		4,651,622		4,977,886		976,072		(1,191,134)
Change in net assets	(5,202,381)		6,040,426		890,659		(498,027)		618,356		(2,554,907)
NET ASSETS:
Beginning of period	$9,499,302		$3,458,876		$4,855,871		$5,353,898		$1,871,726		$4,426,633
End of period	$4,296,921		$9,499,302		$5,746,530		$4,855,871		$2,490,082		$1,871,726
SHARE TRANSACTIONS:
Beginning of period	411,663	(h)	111,663	(h)	162,881	(f)	62,885	(f)	81,245	(h)	118,745	(h)
Issued	—	(h)	325,000	(h)	337,500	(f)	143,750	(f)	187,500	(h)	162,500	(h)
Issued in-kind	—	(h)	—	(h)	—	(f)	—	(f)	—	(h)	—	(h)
Redeemed	(50,000	)(h)	(25,000	)(h)	(137,647	)(f)	(43,754	)(f)	(137,500	)(h)	(200,000	)(h)
Redemption in-kind	—	(h)	—	(h)	—	(f)	—	(f)	—	(h)	—	(h)
Shares outstanding, end of period	361,663	(h)	411,663	(h)	362,734	(f)	162,881	(f)	131,245	(h)	81,245	(h)

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(f)  As described in Note 13, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.

(h)  As described in Note 18, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 241

FINANCIAL HIGHLIGHTS

242 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2020 (Unaudited)	$23.86	$(0.11)	$0.10	$—	$(0.01)	$—	$—	$—		$—	$23.85	(0.02)%	0.04%	1.32%	0.95%	(1.29)%	(0.92)%	$19,082	—%
Year ended May 31, 2020	27.27	0.17	(3.24)	—	(3.07)	(0.32)	—	(0.02	)#	(0.34)	23.86	(11.40)	(11.28)	1.22	0.95	0.40	0.67	15,507	—
Year ended May 31, 2019	29.07	0.32	(1.82)	—	(1.50)	(0.30)	—	—		(0.30)	27.27	(5.21)	(5.36)	1.04	0.95	1.00	1.09	25,228	—
Year ended May 31, 2018	28.08	0.06	0.93	—	0.99	—	—	—		—	29.07	3.53	3.75	1.05	0.95	0.11	0.21	83,576	—
Year ended May 31, 2017	28.13	(0.15)	0.10 (i)	—	(0.05)	—	—	—		—	28.08	(0.19)	(0.43)	1.11	0.95	(0.69)	(0.53)	40,012	—
Year ended May 31, 2016	29.77	(0.24)	(1.40)	—	(1.64)	—	—	—		—	28.13	(5.49)	(5.60)	1.18	0.95	(1.05)	(0.82)	28,836	—
Short 20+ Year Treasury
Six Months ended November 30, 2020 (Unaudited)	15.53	(0.07)	0.09 (i)	—	0.02	—	—	—		—	15.55	0.15	0.19	0.95	0.95	(0.85)	(0.85)	237,932	—
Year ended May 31, 2020	20.67	0.22	(5.06)	—	(4.84)	(0.26)	—	(0.04	)#	(0.30)	15.53	(23.72)	(23.43)	0.94	0.94	1.18	1.18	159,921	—
Year ended May 31, 2019	22.67	0.28	(2.02)	—	(1.74)	(0.26)	—	—		(0.26)	20.67	(7.75)	(8.42)	0.92	0.92	1.23	1.23	317,346	—
Year ended May 31, 2018	22.62	0.07	(0.02)	—	0.05	—	—	—		—	22.67	0.23	0.57	0.91	0.91	0.30	0.30	631,426	—
Year ended May 31, 2017	22.52	(0.11)	0.21	—	0.10	—	—	—		—	22.62	0.46	0.49	0.92	0.92	(0.51)	(0.51)	675,250	—
Year ended May 31, 2016	25.15	(0.20)	(2.43)	—	(2.63)	—	—	—		—	22.52	(10.46)	(10.76)	0.95	0.95	(0.83)	(0.83)	634,958	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 243

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2020 (Unaudited)	$17.00	$(0.07)	$(4.13)	$—	$(4.20)	$—	$—	$—		$—	$12.80	(24.69)%	(24.47)%	5.61%	0.95%	(5.60)%	(0.94)%	$1,280	—%
Year ended May 31, 2020	20.32	0.04	(3.29)	—	(3.25)	(0.06)	—	(0.01	)#	(0.07)	17.00	(16.00)	(16.01)	4.13	0.95	(2.98)	0.21	1,700	—
Year ended May 31, 2019	17.84	0.12	2.47	—	2.59	(0.11)	—	—		(0.11)	20.32	14.50	17.03	5.96	0.95	(4.36)	0.65	1,016	—
Year ended May 31, 2018	20.72	0.03	(2.91)	—	(2.88)	—	—	—		—	17.84	(13.88)	(16.37)	4.22	0.95	(3.11)	0.16	1,784	—
Year ended May 31, 2017	24.91	(0.15)	(4.04)	—	(4.19)	—	—	—		—	20.72	(16.83)	(16.11)	2.67	0.95	(2.36)	(0.64)	2,072	—
Year ended May 31, 2016	24.54	(0.20)	0.57 (i)	—	0.37	—	—	—		—	24.91	1.53	1.35	2.20	0.95	(1.99)	(0.74)	13,702	—
Short Dow30SM
Six Months ended November 30, 2020 (Unaudited)	49.16	(0.19)	(8.42)	—	(8.61)	—	—	—		—	40.55	(17.52)	(17.59)	0.96	0.95	(0.84)	(0.83)	349,687	—
Year ended May 31, 2020	57.46	0.27	(7.93)	—	(7.66)	(0.59)	—	(0.05	)#	(0.64)	49.16	(13.40)	(13.38)	0.99	0.95	0.47	0.51	502,585	—
Year ended May 31, 2019	59.62	0.77	(2.29)	—	(1.52)	(0.64)	—	—		(0.64)	57.46	(2.54)	(2.55)	0.98	0.95	1.32	1.35	268,563	—
Year ended May 31, 2018(s)	70.91	0.26	(11.47)	—	(11.21)	(0.08)	—	—		(0.08)	59.62	(15.82)	(15.78)	0.97	0.95	0.39	0.41	233,932	—
Year ended May 31, 2017(s)	86.52	(0.41)	(15.20)	—	(15.61)	—	—	—		—	70.91	(18.04)	(18.08)	0.98	0.95	(0.55)	(0.52)	257,940	—
Year ended May 31, 2016(s)	90.43	(0.76)	(3.15)	—	(3.91)	—	—	—		—	86.52	(4.33)	(4.29)	0.97	0.95	(0.85)	(0.82)	346,079	—
See accompanying notes to the financial statements.

244 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2020 (Unaudited)	$20.49	$(0.09)	$(3.52)		$—	$(3.61)	$—	$—	$—		$—	$16.88	(17.61)%	(17.41)%	1.21%	0.95%	(1.19)%	(0.93)%	$17,304	—%
Year ended May 31, 2020	22.52	0.09	(1.92)		—	(1.83)	(0.18)	—	(0.02	)#	(0.20)	20.49	(8.12)	(8.43)	1.27	0.95	0.11	0.43	32,272	—
Year ended May 31, 2019	23.14	0.23	(0.69	)(i)	—	(0.46)	(0.16)	—	—		(0.16)	22.52	(2.03)	(1.94)	1.27	0.95	0.68	1.01	21,956	—
Year ended May 31, 2018(t)	27.22	0.03	(4.11)		—	(4.08)	—	—	—		—	23.14	(14.99)	(15.14)	1.22	0.95	(0.15)	0.11	19,089	—
Year ended May 31, 2017(t)	32.90	(0.18)	(5.50)		—	(5.68)	—	—	—		—	27.22	(17.24)	(16.93)	1.15	0.95	(0.80)	(0.60)	29,266	—
Year ended May 31, 2016(t)	34.48	(0.28)	(1.30)		—	(1.58)	—	—	—		—	32.90	(4.60)	(4.70)	1.25	0.95	(1.10)	(0.80)	41,941	—
Short FTSE China 50
Six Months ended November 30, 2020 (Unaudited)	18.64	(0.08)	(3.86)		—	(3.94)	—	—	—		—	14.70	(21.12)	(21.29)	2.13	0.95	(2.11)	(0.94)	5,146	—
Year ended May 31, 2020	20.20	0.05	(1.46)		—	(1.41)	(0.14)	—	(0.01	)#	(0.15)	18.64	(6.97)	(6.84)	1.98	0.95	(0.75)	0.28	6,524	—
Year ended May 31, 2019	18.57	0.19	1.53		—	1.72	(0.09)	—	—		(0.09)	20.20	9.30	9.77	2.05	0.95	(0.15)	0.95	8,079	—
Year ended May 31, 2018	23.07	0.02	(4.52)		—	(4.50)	—	—	—		—	18.57	(19.52)	(20.01)	2.00	0.95	(0.94)	0.11	5,570	—
Year ended May 31, 2017	29.44	(0.15)	(6.22)		—	(6.37)	—	—	—		—	23.07	(21.64)	(21.62)	1.62	0.95	(1.26)	(0.59)	9,228	—
Year ended May 31, 2016	23.30	(0.24)	6.38		—	6.14	—	—	—		—	29.44	26.37	23.01	1.70	0.95	(1.58)	(0.83)	13,248	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 245

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2020 (Unaudited)	$20.88	$(0.09)	$(1.68)	$—	$(1.77)	$—	$—	$—		$—	$19.11	(8.48)%	(8.43)%	1.04%	0.95%	(0.98)%	(0.89)%	$70,714	—%
Year ended May 31, 2020	22.17	0.10	(1.17)	—	(1.07)	(0.21)	—	(0.01	)#	(0.22)	20.88	(4.83)	(4.81)	1.02	0.95	0.42	0.48	119,021	—
Year ended May 31, 2019	23.25	0.24	(1.10)	—	(0.86)	(0.22)	—	—		(0.22)	22.17	(3.75)	(3.89)	1.00	0.95	1.00	1.05	113,047	—
Year ended May 31, 2018	23.58	0.08	(0.41)	—	(0.33)	— (h)	—	—		— (h)	23.25	(1.37)	(1.38)	0.99	0.95	0.29	0.33	140,683	—
Year ended May 31, 2017	26.78	(0.14)	(3.06)	—	(3.20)	—	—	—		—	23.58	(11.96)	(11.91)	0.99	0.95	(0.60)	(0.56)	122,618	—
Year ended May 31, 2016	26.85	(0.22)	0.15 (i)	—	(0.07)	—	—	—		—	26.78	(0.26)	(0.33)	0.98	0.95	(0.83)	(0.80)	195,523	—
Short MidCap400
Six Months ended November 30, 2020 (Unaudited)	40.36	(0.17)	(8.71)	—	(8.88)	—	—	—		—	31.48	(22.01)	(21.99)	1.16	0.95	(1.15)	(0.94)	21,834	—
Year ended May 31, 2020	46.08	0.09	(5.33)	—	(5.24)	(0.46)	—	(0.02	)#	(0.48)	40.36	(11.42)	(11.51)	1.37	0.95	(0.22)	0.20	31,022	—
Year ended May 31, 2019	43.50	0.57	2.32 (i)	—	2.89	(0.31)	—	—		(0.31)	46.08	6.65	6.74	1.38	0.95	0.84	1.28	14,683	—
Year ended May 31, 2018(s)	50.02	0.09	(6.61)	—	(6.52)	—	—	—		—	43.50	(13.03)	(13.16)	1.40	0.95	(0.25)	0.20	10,600	—
Year ended May 31, 2017(s)	59.62	(0.32)	(9.28)	—	(9.60)	—	—	—		—	50.02	(16.11)	(15.97)	1.22	0.95	(0.85)	(0.58)	14,693	—
Year ended May 31, 2016(s)	61.56	(0.51)	(1.43)	—	(1.94)	—	—	—		—	59.62	(3.15)	(3.31)	1.24	0.95	(1.09)	(0.80)	30,182	—

See accompanying notes to the financial statements.

246 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Six Months ended November 30, 2020 (Unaudited)	$26.23	$(0.11)	$(4.66)	$—	$(4.77)	$—	$—	$—		$—	$21.46	(18.17)%	(18.19)%	1.18%	0.95%	(1.15)%	(0.92)%	$22,001	—%
Year ended May 31, 2020	27.52	0.11	(1.10)	—	(0.99)	(0.29)	—	(0.01	)#	(0.30)	26.23	(3.54)	(3.55)	1.15	0.95	0.19	0.39	45,247	—
Year ended May 31, 2019	25.74	0.32	1.64	—	1.96	(0.18)	—	—		(0.18)	27.52	7.62	7.72	1.12	0.95	1.00	1.16	40,588	—
Year ended May 31, 2018	27.79	0.04	(2.09)	—	(2.05)	—	—	—		—	25.74	(7.38)	(7.42)	1.22	0.95	(0.12)	0.15	18,662	—
Year ended May 31, 2017	33.20	(0.18)	(5.23)	—	(5.41)	—	—	—		—	27.79	(16.30)	(16.24)	1.06	0.95	(0.69)	(0.57)	32,655	—
Year ended May 31, 2016	31.11	(0.27)	2.36 (i)	—	2.09	—	—	—		—	33.20	6.73	6.64	1.07	0.95	(0.91)	(0.79)	100,437	—
Short MSCI Emerging Markets
Six Months ended November 30, 2020 (Unaudited)	18.52	(0.07)	(4.60)	—	(4.67)	—	—	—		—	13.85	(25.20)	(25.27)	1.08	0.95	(1.05)	(0.92)	38,790	—
Year ended May 31, 2020	19.50	0.11	(0.89)	—	(0.78)	(0.18)	—	(0.02	)#	(0.20)	18.52	(3.96)	(3.83)	1.05	0.95	0.47	0.57	87,971	—
Year ended May 31, 2019	18.24	0.21	1.28	—	1.49	(0.23)	—	—		(0.23)	19.50	8.11	7.97	0.99	0.95	1.02	1.06	95,536	—
Year ended May 31, 2018	21.06	0.04	(2.86)	—	(2.82)	—	—	—		—	18.24	(13.39)	(13.39)	0.98	0.95	0.19	0.22	156,881	—
Year ended May 31, 2017	27.77	(0.13)	(6.58)	—	(6.71)	—	—	—		—	21.06	(24.15)	(24.16)	0.98	0.95	(0.56)	(0.53)	159,020	—
Year ended May 31, 2016	24.70	(0.23)	3.30	—	3.07	—	—	—		—	27.77	12.44	12.34	0.96	0.95	(0.83)	(0.81)	301,269	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 247

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2020 (Unaudited)	$29.86	$(0.14)	$(2.79)	$—	$(2.93)	$—	$—	$—		$—	$26.93	(9.80)%	(9.69)%	2.29%	0.95%	(2.28)%	(0.94)%	$3,366	—%
Year ended May 31, 2020	26.68	(0.03)	3.35 (i)	—	3.32	(0.14)	—	—		(0.14)	29.86	12.55	12.47	3.64	0.95	(2.79)	(0.10)	3,732	—
Year ended May 31, 2019	21.33	0.21	5.22	—	5.43	(0.08)	—	—		(0.08)	26.68	25.47	25.14	4.80	0.95	(2.96)	0.89	2,001	—
Year ended May 31, 2018	26.27	0.01	(4.95)	—	(4.94)	—	—	—		—	21.33	(18.82)	(18.76)	3.04	0.95	(2.04)	0.05	1,600	—
Year ended May 31, 2017	26.79	(0.16)	(0.36)	—	(0.52)	—	—	—		—	26.27	(1.93)	(1.74)	2.31	0.95	(2.00)	(0.64)	3,284	—
Year ended May 31, 2016	25.62	(0.25)	1.42	—	1.17	—	—	—		—	26.79	4.58	5.24	1.79	0.95	(1.68)	(0.84)	7,367	—
Short QQQ
Six Months ended November 30, 2020 (Unaudited)	20.33	(0.07)	(5.09)	—	(5.16)	—	—	—		—	15.17	(25.40)	(25.55)	1.00	0.95	(0.86)	(0.82)	568,955	—
Year ended May 31, 2020	30.49	0.24	(10.03)	—	(9.79)	(0.33)	—	(0.04	)#	(0.37)	20.33	(32.40)	(32.33)	1.02	0.95	0.86	0.92	502,349	—
Year ended May 31, 2019	32.17	0.46	(1.75)	—	(1.29)	(0.39)	—	—		(0.39)	30.49	(4.03)	(3.97)	1.01	0.95	1.42	1.48	652,888	—
Year ended May 31, 2018	39.55	0.16	(7.49)	—	(7.33)	(0.05)	—	—		(0.05)	32.17	(18.55)	(18.62)	1.01	0.95	0.37	0.43	330,128	—
Year ended May 31, 2017	51.81	(0.24)	(12.02)	—	(12.26)	—	—	—		—	39.55	(23.67)	(23.66)	1.03	0.95	(0.60)	(0.52)	281,284	—
Year ended May 31, 2016	55.03	(0.43)	(2.79)	—	(3.22)	—	—	—		—	51.81	(5.86)	(5.78)	1.03	0.95	(0.86)	(0.79)	464,352	—

See accompanying notes to the financial statements.

248 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2020 (Unaudited)	$13.30	$(0.06)	$(1.53)	$—	$(1.59)	$—	$—	$—		$—	$11.71	(11.99)%	(11.88)%	1.27%	0.95%	(1.26)%	(0.94)%	$16,979	—%
Year ended May 31, 2020	14.19	0.01	(0.77)	—	(0.76)	(0.12)	—	(0.01	)#	(0.13)	13.30	(5.31)	(5.43)	1.60	0.95	(0.57)	0.08	27,274	—
Year ended May 31, 2019	16.25	0.17	(2.12)	—	(1.95)	(0.11)	—	—		(0.11)	14.19	(12.06)	(11.88)	1.70	0.95	0.40	1.14	8,513	—
Year ended May 31, 2018	16.76	0.02	(0.53)	—	(0.51)	—	—	—		—	16.25	(3.07)	(3.19)	1.39	0.95	(0.33)	0.11	9,750	—
Year ended May 31, 2017	18.03	(0.10)	(1.17)	—	(1.27)	—	—	—		—	16.76	(7.03)	(7.01)	1.30	0.95	(0.93)	(0.58)	15,088	—
Year ended May 31, 2016	20.41	(0.17)	(2.21)	—	(2.38)	—	—	—		—	18.03	(11.65)	(11.62)	1.17	0.95	(1.06)	(0.84)	28,851	—
Short Russell2000
Six Months ended November 30, 2020 (Unaudited)	38.01	(0.14)	(10.14)	—	(10.28)	—	—	—		—	27.73	(27.06)	(27.09)	1.01	0.95	(0.89)	(0.82)	259,710	—
Year ended May 31, 2020	42.76	0.26	(4.49)	—	(4.23)	(0.47)	—	(0.05	)#	(0.52)	38.01	(9.94)	(9.96)	1.03	0.95	0.55	0.63	485,265	—
Year ended May 31, 2019	39.36	0.58	3.29	—	3.87	(0.47)	—	—		(0.47)	42.76	9.89	9.98	1.02	0.95	1.36	1.43	351,303	—
Year ended May 31, 2018	47.91	0.19	(8.67)	—	(8.48)	(0.07)	—	—		(0.07)	39.36	(17.71)	(17.75)	1.02	0.95	0.37	0.44	248,618	—
Year ended May 31, 2017	59.34	(0.26)	(11.17)	—	(11.43)	—	—	—		—	47.91	(19.27)	(19.30)	1.02	0.95	(0.56)	(0.49)	345,730	—
Year ended May 31, 2016	58.62	(0.50)	1.22 (i)	—	0.72	—	—	—		—	59.34	1.23	1.19	1.02	0.95	(0.88)	(0.81)	552,874	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 249

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2020 (Unaudited)	$22.96	$(0.08)	$(4.21)	$—	$(4.29)	$—	$—	$—		$—	$18.67	(18.68)%	(18.76)%	0.88%	0.88%	(0.74)%	(0.74)%	$2,110,736	—%
Year ended May 31, 2020	28.53	0.16	(5.38)	—	(5.22)	(0.32)	—	(0.03	)#	(0.35)	22.96	(18.45)	(18.40)	0.90	0.90	0.63	0.63	3,697,429	—
Year ended May 31, 2019	29.53	0.44	(1.06)	—	(0.62)	(0.38)	—	—		(0.38)	28.53	(2.10)	(2.10)	0.89	0.89	1.52	1.52	2,060,778	—
Year ended May 31, 2018	33.69	0.15	(4.25)	—	(4.10)	(0.06)	—	—		(0.06)	29.53	(12.20)	(12.18)	0.89	0.89	0.46	0.46	1,374,040	—
Year ended May 31, 2017(m)	39.87	(0.17)	(6.01)	—	(6.18)	—	—	—		—	33.69	(15.49)	(15.45)	0.89	0.89	(0.47)	(0.47)	2,013,469	—
Year ended May 31, 2016(m)	41.87	(0.31)	(1.69)	—	(2.00)	—	—	—		—	39.87	(4.78)	(4.78)	0.89	0.89	(0.74)	(0.74)	3,012,814	—
Short SmallCap600
Six Months ended November 30, 2020 (Unaudited)	32.60	(0.13)	(8.59)	—	(8.72)	—	—	—		—	23.88	(26.76)	(26.64)	1.47	0.95	(1.46)	(0.94)	8,207	—
Year ended May 31, 2020	34.96	— (h)	(2.08)	—	(2.08)	(0.27)	—	(0.01	)#	(0.28)	32.60	(5.93)	(5.96)	2.21	0.95	(1.27)	(0.01)	13,651	—
Year ended May 31, 2019	31.57	0.35	3.19	—	3.54	(0.15)	—	—		(0.15)	34.96	11.22	11.11	2.63	0.95	(0.59)	1.08	4,149	—
Year ended May 31, 2018	39.09	0.04	(7.56)	—	(7.52)	—	—	—		—	31.57	(19.25)	(19.31)	1.68	0.95	(0.62)	0.11	3,747	—
Year ended May 31, 2017	48.08	(0.22)	(8.77)	—	(8.99)	—	—	—		—	39.09	(18.69)	(18.40)	1.39	0.95	(0.98)	(0.54)	17,346	—
Year ended May 31, 2016	50.40	(0.44)	(1.88)	—	(2.32)	—	—	—		—	48.08	(4.61)	(4.17)	1.53	0.95	(1.43)	(0.85)	11,717	—

See accompanying notes to the financial statements.

250 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2020 (Unaudited)	$75.97	$0.16	$(1.61)	$—	$(1.45)	$(0.20)	$—	$—	$(0.20)	$74.32	(1.92)%	(2.02)%	1.21%	0.95%	0.17%	0.43%	$33,442	24%
Year ended May 31, 2020	60.72	0.68	15.28	—	15.96	(0.71)	—	—	(0.71)	75.97	26.49	26.24	1.20	0.95	0.77	1.02	34,187	193
Year ended May 31, 2019	54.31	0.94	6.56	—	7.50	(1.09)	—	—	(1.09)	60.72	14.05	14.70	1.18	0.95	1.50	1.73	24,289	327
Year ended May 31, 2018	59.02	0.63	(4.76)	—	(4.13)	(0.58)	—	—	(0.58)	54.31	(7.03)	(7.25)	1.12	0.95	0.94	1.12	24,440	234
Year ended May 31, 2017	60.90	0.37	(1.92)	—	(1.55)	(0.33)	—	—	(0.33)	59.02	(2.54)	(2.61)	1.12	0.95	0.44	0.61	41,311	188
Year ended May 31, 2016	57.01	0.30	3.95	—	4.25	(0.36)	—	—	(0.36)	60.90	7.51	7.86	1.15	0.95	0.32	0.52	66,986	140
Ultra 20+ Year Treasury
Six Months ended November 30, 2020(aa) (Unaudited)	66.77	(0.11)	(2.91)	—	(3.02)	—	—	—	—	63.75	(4.52)	(4.61)	1.09	0.95	(0.46)	(0.32)	43,029	3
Year ended May 31, 2020(aa)	44.89	0.46	22.16	—	22.62	(0.74)	—	—	(0.74)	66.77	50.92	49.64	1.17	0.95	0.61	0.84	50,076	292
Year ended May 31, 2019(aa)	38.47	0.70	6.34	—	7.04	(0.62)	—	—	(0.62)	44.89	18.62	20.55	1.26	0.95	1.55	1.86	31,423	264
Year ended May 31, 2018(aa)	40.03	0.54	(1.59)	—	(1.05)	(0.51)	—	—	(0.51)	38.47	(2.64)	(3.29)	1.14	0.95	1.17	1.36	23,085	75
Year ended May 31, 2017(aa)	43.30	0.49	(3.42)	—	(2.93)	(0.34)	—	—	(0.34)	40.03	(6.79)	(6.88)	1.12	0.95	0.97	1.14	48,035	48
Year ended May 31, 2016(aa)	38.66	0.51	4.72	—	5.23	(0.59)	—	—	(0.59)	43.30	13.77	14.50	1.18	0.95	1.09	1.32	49,793	18

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 251

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2020 (Unaudited)	$44.31	$0.16	$24.27		$—	$24.43	$(0.16)	$—	$—	$(0.16)	$68.58	55.28%	54.85%	1.22%	0.95%	0.32%	0.59%	$41,149	13%
Year ended May 31, 2020	47.57	0.59	(3.09)		—	(2.50)	(0.76)	—	—	(0.76)	44.31	(5.43)	(5.04)	1.23	0.95	0.85	1.13	27,696	6
Year ended May 31, 2019	68.75	0.76	(21.43)		—	(20.67)	(0.51)	—	—	(0.51)	47.57	(30.15)	(30.33)	1.16	0.95	1.07	1.27	35,681	38
Year ended May 31, 2018	55.18	0.41	13.50		—	13.91	(0.34)	—	—	(0.34)	68.75	25.23	25.89	1.11	0.95	0.45	0.61	60,156	11
Year ended May 31, 2017	41.90	0.28	13.25		—	13.53	(0.25)	—	—	(0.25)	55.18	32.38	31.67	1.12	0.95	0.41	0.58	55,176	5
Year ended May 31, 2016	51.81	0.35	(10.11)		—	(9.76)	(0.15)	—	—	(0.15)	41.90	(18.79)	(18.78)	1.19	0.95	0.67	0.92	53,423	39
Ultra Consumer Goods
Six Months ended November 30, 2020 (Unaudited)	43.11	0.12	29.86		—	29.98	(0.18)	—	—	(0.18)	72.91	69.73	68.46	2.13	0.95	(0.75)	0.42	10,936	2
Year ended May 31, 2020	39.69	0.61	3.30		—	3.91	(0.49)	—	—	(0.49)	43.11	9.90	10.30	2.71	0.95	(0.45)	1.31	5,389	23
Year ended May 31, 2019	39.38	0.73	(0.13	)(i)	—	0.60	(0.29)	—	—	(0.29)	39.69	1.54	1.83	2.35	0.95	0.36	1.76	6,946	3
Year ended May 31, 2018	45.29	0.51	(6.12)		—	(5.61)	(0.30)	—	—	(0.30)	39.38	(12.45)	(13.15)	1.71	0.95	0.36	1.12	9,846	8
Year ended May 31, 2017(n)	37.39	0.38	7.78		—	8.16	(0.26)	—	—	(0.26)	45.29	21.90	23.43	1.76	0.95	0.15	0.96	13,586	40
Year ended May 31, 2016(n)	33.28	0.36	4.00		—	4.36	(0.25)	—	—	(0.25)	37.39	13.15	11.59	1.65	0.95	0.35	1.05	16,827	38

See accompanying notes to the financial statements.

252 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2020(aa) (Unaudited)	$52.70	$(0.16)	$28.66	$—	$28.50	$—	$—	$—	$—	$81.20	54.06%	55.13%	1.43%	0.95%	(0.96)%	(0.48)%	$26,391	4%
Year ended May 31, 2020(aa)	48.91	0.06	3.85	—	3.91	(0.12)	—	—	(0.12)	52.70	8.01	6.98	1.51	0.95	(0.45)	0.11	18,447	37
Year ended May 31, 2019(aa)	43.37	0.05	5.54	—	5.59	(0.05)	—	—	(0.05)	48.91	12.92	12.99	1.35	0.95	(0.30)	0.10	22,009	9
Year ended May 31, 2018(aa)	35.31	0.05	8.08	—	8.13	(0.07)	—	—	(0.07)	43.37	23.05	24.53	1.47	0.95	(0.38)	0.14	23,856	8
Year ended May 31, 2017(p)(aa)	26.47	0.06	8.83	—	8.89	(0.05)	—	—	(0.05)	35.31	33.62	32.44	1.45	0.95	(0.29)	0.20	21,184	5
Year ended May 31, 2016(p)(aa)	26.65	0.04	(0.18)	—	(0.14)	(0.04)	—	—	(0.04)	26.47	(0.53)	(1.67)	1.48	0.95	(0.37)	0.16	23,819	11
Ultra Dow30SM
Six Months ended November 30, 2020 (Unaudited)	39.44	0.11	13.61	—	13.72	(0.01)	—	—	(0.01)	53.15	34.78	34.89	0.97	0.95	0.46	0.49	385,314	21
Year ended May 31, 2020	42.44	0.55	(3.17)	—	(2.62)	(0.38)	—	—	(0.38)	39.44	(6.20)	(6.29)	0.98	0.95	1.15	1.18	297,783	31
Year ended May 31, 2019	42.33	0.46	0.01	—	0.47	(0.36)	—	—	(0.36)	42.44	1.08	1.13	0.97	0.95	1.01	1.03	318,329	35
Year ended May 31, 2018(u)	31.66	0.32	10.63	—	10.95	(0.28)	—	—	(0.28)	42.33	34.72	34.67	0.96	0.95	0.80	0.81	421,225	6
Year ended May 31, 2017(u)	22.43	0.29	9.24	—	9.53	(0.30)	—	—	(0.30)	31.66	42.77	42.95	0.98	0.95	1.06	1.09	313,391	9
Year ended May 31, 2016(u)	23.05	0.28	(0.62)	—	(0.34)	(0.28)	—	—	(0.28)	22.43	(1.36)	(1.46)	1.00	0.95	1.25	1.30	245,631	6
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 253

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2020 (Unaudited)	$29.48	$0.10	$8.79	$—	$8.89	$(0.09)	$—	$—	$(0.09)	$38.28	30.26%	30.30%	0.96%	0.95%	0.60%	0.60%	$543,933	7%
Year ended May 31, 2020	40.74	0.45	(11.19)	—	(10.74)	(0.52)	—	—	(0.52)	29.48	(26.67)	(26.57)	0.97	0.95	1.02	1.04	448,299	21
Year ended May 31, 2019	41.06	0.43	(0.30)	—	0.13	(0.45)	—	—	(0.45)	40.74	0.42	0.40	0.95	0.95	1.05	1.06	735,704	10
Year ended May 31, 2018(u)	31.67	0.34	9.31	—	9.65	(0.26)	—	—	(0.26)	41.06	30.49	30.49	0.95	0.95	0.86	0.86	883,120	3
Year ended May 31, 2017(u)	23.58	0.22	8.07	—	8.29	(0.20)	—	—	(0.20)	31.67	35.28	35.23	0.95	0.95	0.77	0.77	771,465	3
Year ended May 31, 2016(u)	24.92	0.20	(1.34)	—	(1.14)	(0.20)	—	—	(0.20)	23.58	(4.52)	(4.57)	0.97	0.95	0.85	0.87	691,190	15
Ultra FTSE China 50
Six Months ended November 30, 2020 (Unaudited)	50.40	(0.30)	22.08	—	21.78	—	—	—	—	72.18	43.19	43.79	1.22	0.95	(1.21)	(0.94)	36,090	—
Year ended May 31, 2020	58.75	0.09	(5.94)	—	(5.85)	(2.50)	—	—	(2.50)	50.40	(10.42)	(10.64)	1.95	0.95	(0.86)	0.15	20,162	—
Year ended May 31, 2019	82.45	0.47	(23.25)	—	(22.78)	(0.18)	(0.74)	—	(0.92)	58.75	(27.63)	(27.37)	1.19	0.95	0.47	0.70	38,189	—
Year ended May 31, 2018	61.80	(0.24)	20.89	—	20.65	—	—	—	—	82.45	33.41	32.72	1.11	0.95	(0.46)	(0.30)	43,285	—
Year ended May 31, 2017	42.46	(0.36)	19.70	—	19.34	—	—	—	—	61.80	45.55	46.39	1.18	0.95	(0.93)	(0.70)	43,259	—
Year ended May 31, 2016	92.53	(0.47)	(49.60)	—	(50.07)	—	—	—	—	42.46	(54.12)	(54.26)	1.30	0.95	(1.22)	(0.87)	19,105	—

See accompanying notes to the financial statements.

254 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2020 (Unaudited)	$35.00	$(0.20)	$13.97	$—	$13.77	$—	$—	$—	$—	$48.77	39.35%	39.70%	3.09%	0.95%	(3.08)%	(0.94)%	$4,877	—%
Year ended May 31, 2020	43.65	0.09	(8.46)	—	(8.37)	(0.28)	—	—	(0.28)	35.00	(19.36)	(18.74)	2.33	0.95	(1.18)	0.20	3,500	—
Year ended May 31, 2019	55.05	0.28	(10.16)	—	(9.88)	(0.13)	(1.39)	—	(1.52)	43.65	(17.51)	(18.68)	1.77	0.95	(0.24)	0.58	5,456	—
Year ended May 31, 2018	51.03	(0.09)	4.11	—	4.02	—	—	—	—	55.05	7.88	9.22	1.37	0.95	(0.58)	(0.16)	11,010	—
Year ended May 31, 2017	39.03	(0.26)	12.26	—	12.00	—	—	—	—	51.03	30.75	30.10	1.58	0.95	(1.28)	(0.65)	12,758	—
Year ended May 31, 2016	50.16	(0.37)	(10.76)	—	(11.13)	—	—	—	—	39.03	(22.20)	(21.86)	1.29	0.95	(1.23)	(0.89)	10,733	—
Ultra Health Care
Six Months ended November 30, 2020(ff) (Unaudited)	61.51	0.06	9.00	—	9.06	—	—	—	—	70.57	14.72	14.32	1.05	0.95	0.09	0.19	112,908	3
Year ended May 31, 2020(ff)	46.34	0.35	15.01	—	15.36	(0.19)	—	—	(0.19)	61.51	33.26	33.58	1.08	0.95	0.50	0.63	110,716	21
Year ended May 31, 2019(ff)	43.63	0.29	2.59 (i)	—	2.88	(0.17)	—	—	(0.17)	46.34	6.58	6.48	1.05	0.95	0.47	0.57	99,639	11
Year ended May 31, 2018(ff)	36.46	0.17	7.08	—	7.25	(0.08)	—	—	(0.08)	43.63	19.90	20.43	1.06	0.95	0.29	0.40	89,443	6
Year ended May 31, 2017(ff)	31.66	0.05	4.76	—	4.81	(0.01)	—	—	(0.01)	36.46	15.19	14.65	1.09	0.95	0.02	0.16	82,030	5
Year ended May 31, 2016(ff)	37.27	0.04	(5.34)	—	(5.30)	(0.31)	—	—	(0.31)	31.66	(14.22)	(14.64)	1.06	0.95	— (j)	0.11	87,073	19

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 255

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Six Months ended November 30, 2020 (Unaudited)	$64.18	$(0.12)	$9.43	$—	$9.31	$(0.22)	$—	$—	$(0.22)	$73.27	14.55%	14.25%	3.52%	0.95%	(2.91)%	(0.34)%	$5,495	—%
Year ended May 31, 2020	66.69	1.16	(0.95)	—	0.21	(2.72)	—	—	(2.72)	64.18	0.03	0.34	2.86	1.04	(0.13)	1.70	4,813	—
Year ended May 31, 2019	63.95	1.93	2.74	—	4.67	(1.93)	—	—	(1.93)	66.69	7.47	7.79	5.64	0.95	(1.74)	2.95	3,334	1
Year ended May 31, 2018	65.06	1.82	(1.11)	—	0.71	(1.82)	—	—	(1.82)	63.95	1.09	1.58	5.35	0.95	(1.61)	2.79	3,198	—
Year ended May 31, 2017	54.19	1.64	10.63	—	12.27	(1.40)	—	—	(1.40)	65.06	22.94	12.81	7.46	0.95	(3.81)	2.70	3,253	—
Year ended May 31, 2016	60.00	1.75	(5.89)	—	(4.14)	(1.67)	—	—	(1.67)	54.19	(6.75)	0.34	8.37	0.95	(4.13)	3.29	1,355	12
Ultra Industrials
Six Months ended November 30, 2020 (Unaudited)	59.35	0.04	36.67	—	36.71	(0.08)	—	—	(0.08)	95.98	61.91	61.49	1.76	0.95	(0.71)	0.10	21,595	2
Year ended May 31, 2020	68.38	0.55	(9.08)	—	(8.53)	(0.50)	—	—	(0.50)	59.35	(12.47)	(12.37)	1.61	0.95	0.09	0.74	14,838	31
Year ended May 31, 2019	70.38	0.49	(2.14)	—	(1.65)	(0.35)	—	—	(0.35)	68.38	(2.29)	(2.20)	1.43	0.95	0.21	0.70	18,804	5
Year ended May 31, 2018	56.64	0.29	13.60	—	13.89	(0.15)	—	—	(0.15)	70.38	24.50	24.44	1.40	0.95	(0.03)	0.43	26,392	6
Year ended May 31, 2017(n)	39.89	0.23	16.69	—	16.92	(0.17)	—	—	(0.17)	56.64	42.48	42.80	1.51	0.95	(0.06)	0.50	21,242	6
Year ended May 31, 2016(n)	39.54	0.21	0.31 (i)	—	0.52	(0.17)	—	—	(0.17)	39.89	1.34	1.44	1.63	0.95	(0.09)	0.58	17,952	34

See accompanying notes to the financial statements.

256 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Six Months ended November 30, 2020 (Unaudited)	$28.58	$0.04	$13.59	$—	$13.63	$(0.02)	$—	$—	$(0.02)	$42.19	47.73%	47.89%	1.10%	0.95%	0.07%	0.23%	$144,515	9%
Year ended May 31, 2020	35.41	0.26	(6.77)	—	(6.51)	(0.32)	—	—	(0.32)	28.58	(18.51)	(18.50)	1.06	0.95	0.58	0.69	105,036	73
Year ended May 31, 2019	42.46	0.22	(7.07)	—	(6.85)	(0.20)	—	—	(0.20)	35.41	(16.13)	(16.26)	1.04	0.95	0.47	0.56	130,137	31
Year ended May 31, 2018(u)	33.70	0.15	8.71	—	8.86	(0.10)	—	—	(0.10)	42.46	26.30	26.46	1.02	0.95	0.32	0.39	153,913	42
Year ended May 31, 2017(u)	25.54	0.10	8.18	—	8.28	(0.12)	—	—	(0.12)	33.70	32.49	32.44	1.02	0.95	0.26	0.33	113,728	40
Year ended May 31, 2016(u)	27.02	0.11	(1.52)	—	(1.41)	(0.07)	—	—	(0.07)	25.54	(5.21)	(5.06)	1.06	0.95	0.33	0.44	143,635	38
Ultra MSCI Brazil Capped
Six Months ended November 30, 2020 (Unaudited)	20.23	(0.12)	8.36	—	8.24	—	—	—	—	28.47	40.74	41.19	2.13	0.95	(2.12)	(0.94)	6,878	—
Year ended May 31, 2020	70.62	0.06	(50.07)	—	(50.01)	(0.38)	—	—	(0.38)	20.23	(71.21)	(71.30)	2.10	0.96	(1.03)	0.10	4,886	—
Year ended May 31, 2019	57.70	0.33	12.77	—	13.10	(0.18)	—	—	(0.18)	70.62	22.70	21.48	1.70	0.95	(0.22)	0.53	8,231	—
Year ended May 31, 2018	59.23	(0.07)	(1.46)	—	(1.53)	—	—	—	—	57.70	(2.59)	(1.67)	1.26	0.95	(0.40)	(0.09)	9,611	—
Year ended May 31, 2017	34.78	(0.44)	24.89	—	24.45	—	—	—	—	59.23	70.32	70.47	1.22	0.95	(1.00)	(0.73)	18,751	—
Year ended May 31, 2016(l)	63.69	(0.31)	(28.60)	—	(28.91)	—	—	—	—	34.78	(45.40)	(45.47)	2.36	0.95	(2.23)	(0.82)	14,487	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2020 (Unaudited)	$28.74	$(0.16)	$11.17	$—	$11.01	$—	$—	$—	$—	$39.75	38.33%	40.78%	1.84%	0.95%	(1.83)%	(0.94)%	$8,945	—%
Year ended May 31, 2020	34.62	0.01	(5.77)	—	(5.76)	(0.12)	—	—	(0.12)	28.74	(16.71)	(16.08)	2.22	0.95	(1.23)	0.04	3,592	—
Year ended May 31, 2019	41.92	0.15	(7.38)	—	(7.23)	(0.07)	—	—	(0.07)	34.62	(17.25)	(17.54)	1.72	0.95	(0.37)	0.41	6,058	—
Year ended May 31, 2018(u)	37.71	(0.09)	4.30	—	4.21	—	—	—	—	41.92	11.17	11.29	1.35	0.95	(0.62)	(0.22)	11,528	—
Year ended May 31, 2017(u)	28.88	(0.19)	9.02	—	8.83	—	—	—	—	37.71	30.58	30.53	1.19	0.95	(0.91)	(0.67)	11,312	—
Year ended May 31, 2016(u)	37.59	(0.23)	(8.48)	—	(8.71)	—	—	—	—	28.88	(23.18)	(25.17)	1.25	0.95	(1.08)	(0.78)	93,124	—
Ultra MSCI Emerging Markets
Six Months ended November 30, 2020 (Unaudited)	51.04	(0.34)	33.13	—	32.79	—	—	—	—	83.83	64.23	64.70	1.23	0.95	(1.22)	(0.94)	46,109	—
Year ended May 31, 2020	65.46	0.22	(13.61)	—	(13.39)	(1.03)	—	—	(1.03)	51.04	(20.88)	(20.89)	1.39	0.95	(0.10)	0.34	12,761	—
Year ended May 31, 2019	85.50	0.63	(20.46)	—	(19.83)	(0.21)	—	—	(0.21)	65.46	(23.20)	(23.21)	1.13	0.95	0.69	0.87	36,005	—
Year ended May 31, 2018	70.55	(0.11)	15.06	—	14.95	—	—	—	—	85.50	21.20	21.43	1.06	0.95	(0.23)	(0.13)	51,299	—
Year ended May 31, 2017	46.15	(0.39)	24.79	—	24.40	—	—	—	—	70.55	52.87	52.93	1.19	0.95	(0.92)	(0.68)	29,982	—
Year ended May 31, 2016	72.71	(0.42)	(26.14)	—	(26.56)	—	—	—	—	46.15	(36.53)	(36.83)	1.35	0.95	(1.23)	(0.83)	26,534	—

See accompanying notes to the financial statements.

258 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2020 (Unaudited)	$31.35	$(0.17)	$10.93		$—	$10.76	$—	$—	$—	$—	$42.11	34.31%	34.98%	2.70%	0.95%	(2.70)%	(0.95)%	$5,264	—%
Year ended May 31, 2020	30.01	(0.09)	1.48		—	1.39	(0.04)	—	(0.01)	(0.05)	31.35	4.61	4.49	2.33	0.95	(1.66)	(0.28)	3,919	—
Year ended May 31, 2019	41.94	0.14	(10.73)		—	(10.59)	(0.06)	(1.28)	—	(1.34)	30.01	(25.03)	(25.04)	4.18	0.95	(2.82)	0.41	5,251	—
Year ended May 31, 2018(u)	34.24	(0.10)	7.80		—	7.70	—	—	—	—	41.94	22.51	22.82	1.42	0.95	(0.71)	(0.25)	9,437	—
Year ended May 31, 2017(u)	26.70	(0.22)	7.76		—	7.54	—	—	—	—	34.24	28.21	27.40	1.52	0.95	(1.31)	(0.74)	10,271	—
Year ended May 31, 2016(u)	34.14	(0.26)	(7.18)		—	(7.44)	—	—	—	—	26.70	(21.80)	(21.40)	1.46	0.95	(1.39)	(0.88)	10,013	—
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2020 (Unaudited)	70.76	(0.19)	8.58		—	8.39	—	—	—	—	79.15	11.85	11.74	1.09	0.95	(0.67)	(0.54)	201,835	10
Year ended May 31, 2020	43.67	(0.09)	27.18		—	27.09	—	—	—	—	70.76	62.03	61.87	1.10	0.95	(0.31)	(0.17)	183,980	37
Year ended May 31, 2019	55.88	(0.13)	(12.08)		—	(12.21)	—	—	—	—	43.67	(21.85)	(21.82)	1.06	0.95	(0.35)	(0.24)	207,454	31
Year ended May 31, 2018	45.61	(0.21)	10.48		—	10.27	—	—	—	—	55.88	22.54	22.71	1.04	0.95	(0.46)	(0.37)	363,252	25
Year ended May 31, 2017	46.29	(0.20)	(0.48	)(i)	—	(0.68)	—	—	—	—	45.61	(1.48)	(1.62)	1.04	0.95	(0.54)	(0.45)	342,040	28
Year ended May 31, 2016	88.62	(0.44)	(41.89)		—	(42.33)	—	—	—	—	46.29	(47.77)	(47.74)	1.04	0.95	(0.77)	(0.68)	483,734	59

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2020 (Unaudited)	$79.96	$1.28	$(11.81)	$—	$(10.53)	$(1.23)	$—	$—	$(1.23)	$68.20	(12.89)%	(12.98)%	1.08%	0.95%	3.83%	3.96%	$109,573	25%
Year ended May 31, 2020(y)	239.22	4.95	(158.39)	—	(153.44)	(5.82)	—	—	(5.82)	79.96	(65.49)	(65.44)	1.14	0.95	3.27	3.47	116,476	4
Year ended May 31, 2019(y)	433.16	5.63	(193.92)	—	(188.29)	(5.65)	—	—	(5.65)	239.22	(43.83)	(43.77)	1.07	0.95	1.53	1.65	71,168	14
Year ended May 31, 2018(y)	321.80	6.80	111.54	—	118.34	(6.98)	—	—	(6.98)	433.16	37.30	37.33	1.04	0.95	1.83	1.92	126,699	14
Year ended May 31, 2017(y)	355.94	4.26	(33.81)	—	(29.55)	(4.59)	—	—	(4.59)	321.80	(8.49)	(8.54)	1.04	0.95	1.03	1.12	127,915	5
Year ended May 31, 2016(y)	520.40	6.24	(166.49)	—	(160.25)	(4.21)	—	—	(4.21)	355.94	(30.79)	(30.78)	1.08	0.95	1.69	1.82	148,605	15
Ultra QQQ
Six Months ended November 30, 2020(aa) (Unaudited)	65.86	(0.17)	39.00	—	38.83	—	—	—	—	104.69	58.94	59.44	0.97	0.95	(0.42)	(0.39)	3,596,053	1
Year ended May 31, 2020(aa)	41.66	—	24.25	—	24.25	(0.05)	—	—	(0.05)	65.86	58.25	58.04	0.99	0.95	(0.04)	0.01	2,371,112	33
Year ended May 31, 2019(aa)	42.46	0.06	(0.81)	—	(0.75)	(0.05)	—	—	(0.05)	41.66	(1.74)	(1.92)	0.99	0.95	0.10	0.13	1,691,571	7
Year ended May 31, 2018(r)(aa)	30.38	(0.01)	12.09	—	12.08	— (h)	—	—	— (h)	42.46	39.75	39.85	0.99	0.95	(0.07)	(0.03)	1,783,133	2
Year ended May 31, 2017(r)(aa)	18.76	0.01	11.64	—	11.65	(0.03)	—	—	(0.03)	30.38	62.19	62.47	1.00	0.95	— (j)	0.05	1,257,752	4
Year ended May 31, 2016(r)(aa)	19.25	0.03	(0.49)	—	(0.46)	(0.03)	—	—	(0.03)	18.76	(2.40)	(2.63)	1.01	0.95	0.12	0.18	874,130	10

See accompanying notes to the financial statements.

260 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Six Months ended November 30, 2020 (Unaudited)	$51.66	$0.33		$7.89		$—	$8.22	$(0.14)	$—	$—	$(0.14)	$59.74	15.97%	15.93%	1.09%	0.95%	1.03%	1.17%	$81,173	5%
Year ended May 31, 2020	75.11	1.16		(23.52)		—	(22.36)	(1.09)	—	—	(1.09)	51.66	(30.18)	(30.15)	1.06	0.95	1.40	1.51	76,646	41
Year ended May 31, 2019	61.06	1.26		13.65		—	14.91	(0.86)	—	—	(0.86)	75.11	24.82	24.75	1.04	0.95	1.79	1.88	137,733	6
Year ended May 31, 2018(r)	60.63	1.06		(0.01	)(i)	—	1.05	(0.62)	—	—	(0.62)	61.06	1.68	1.64	1.03	0.95	1.63	1.71	131,803	4
Year ended May 31, 2017(r)	57.08	0.56		3.39		—	3.95	(0.40)	—	—	(0.40)	60.63	6.97	6.90	1.01	0.95	0.88	0.94	167,258	5
Year ended May 31, 2016(r)	50.82	0.74		6.09		—	6.83	(0.57)	—	—	(0.57)	57.08	13.58	13.61	1.02	0.95	1.41	1.48	203,143	16
Ultra Russell2000
Six Months ended November 30, 2020 (Unaudited)	46.17	—	(h)	30.07		—	30.07	— (h)	—	—	— (h)	76.24	65.13	65.63	1.19	0.95	(0.23)	0.01	510,803	27
Year ended May 31, 2020	60.63	0.32		(14.36)		—	(14.04)	(0.42)	—	—	(0.42)	46.17	(23.32)	(23.49)	1.24	0.95	0.21	0.51	124,664	73
Year ended May 31, 2019	78.80	0.32		(18.24)		—	(17.92)	(0.25)	—	—	(0.25)	60.63	(22.70)	(22.78)	1.25	0.95	0.14	0.44	160,681	41
Year ended May 31, 2018(r)	56.48	0.12		22.28		—	22.40	(0.08)	—	—	(0.08)	78.80	39.66	39.78	1.37	0.95	(0.24)	0.18	263,967	15
Year ended May 31, 2017(r)	40.59	0.10		15.93		—	16.03	(0.14)	—	—	(0.14)	56.48	39.55	39.58	1.29	0.95	(0.14)	0.21	158,157	62
Year ended May 31, 2016(r)	48.22	0.10		(7.63)		—	(7.53)	(0.10)	—	—	(0.10)	40.59	(15.63)	(15.51)	1.18	0.95	0.02	0.25	166,404	37

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Six Months ended November 30, 2020(aa) (Unaudited)	$60.84	$0.16		$24.13	$—	$24.29	$—	$—	$—	$—	$85.13	39.93%	40.21%	0.90%	0.90%	0.43%	0.43%	$2,903,089	1%
Year ended May 31, 2020(aa)	55.38	0.56		5.27	—	5.83	(0.37)	—	—	(0.37)	60.84	10.56	10.46	0.91	0.91	0.88	0.88	2,165,829	46
Year ended May 31, 2019(aa)	55.20	0.50		0.06 (i)	—	0.56	(0.38)	—	—	(0.38)	55.38	1.04	1.00	0.90	0.90	0.87	0.87	2,215,265	5
Year ended May 31, 2018(aa)	44.31	0.37		10.77	—	11.14	(0.25)	—	—	(0.25)	55.20	25.17	25.13	0.90	0.90	0.72	0.72	2,340,284	3
Year ended May 31, 2017(aa)	33.17	0.24		11.07	—	11.31	(0.17)	—	—	(0.17)	44.31	34.15	34.37	0.90	0.90	0.63	0.63	1,860,832	4
Year ended May 31, 2016(aa)	33.69	0.29		(0.60)	—	(0.31)	(0.21)	—	—	(0.21)	33.17	(0.89)	(1.02)	0.90	0.90	0.94	0.94	1,499,470	7
Ultra Semiconductors
Six Months ended November 30, 2020 (Unaudited)	55.45	—	(h)	41.18	—	41.18	(0.05)	—	—	(0.05)	96.58	74.32	75.78	1.05	0.95	(0.10)	0.01	154,526	5
Year ended May 31, 2020	32.78	0.40		22.69	—	23.09	(0.42)	—	—	(0.42)	55.45	70.79	69.70	1.11	0.95	0.63	0.80	77,624	58
Year ended May 31, 2019	49.14	0.42		(16.47)	—	(16.05)	(0.31)	—	—	(0.31)	32.78	(32.72)	(32.67)	1.13	0.95	0.84	1.02	38,511	38
Year ended May 31, 2018(u)	30.00	0.26		19.03	—	19.29	(0.15)	—	—	(0.15)	49.14	64.38	64.91	1.09	0.95	0.51	0.65	79,845	18
Year ended May 31, 2017(p)(u)	14.64	0.14		15.33	—	15.47	(0.11)	—	—	(0.11)	30.00	106.03	105.09	1.25	0.95	0.36	0.66	45,003	24
Year ended May 31, 2016(p)(u)	17.21	0.10		(2.60)	—	(2.50)	(0.07)	—	—	(0.07)	14.64	(14.53)	(14.28)	1.47	0.95	0.23	0.75	24,150	54
See accompanying notes to the financial statements.

262 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Six Months ended November 30, 2020 (Unaudited)	$57.91	$0.01	$34.42	$—	$34.43	$—	$—	$—	$—	$92.34	59.44%	58.57%	1.54%	0.95%	(0.57)%	0.03%	$23,085	10%
Year ended May 31, 2020	84.54	0.49	(26.79)	—	(26.30)	(0.33)	—	—	(0.33)	57.91	(31.26)	(30.98)	1.59	0.95	(0.08)	0.56	14,478	53
Year ended May 31, 2019	113.63	0.45	(29.28)	—	(28.83)	(0.26)	—	—	(0.26)	84.54	(25.36)	(25.80)	1.35	0.95	0.02	0.42	23,249	18
Year ended May 31, 2018	79.08	0.07	34.48	—	34.55	—	—	—	—	113.63	43.68	44.31	1.53	0.95	(0.50)	0.08	28,407	17
Year ended May 31, 2017	57.71	(0.02)	21.45	—	21.43	(0.06)	—	—	(0.06)	79.08	37.12	37.54	1.48	0.95	(0.55)	(0.02)	23,724	20
Year ended May 31, 2016	60.00	0.07	(2.31)	—	(2.24)	(0.05)	—	—	(0.05)	57.71	(3.71)	(4.16)	1.81	0.95	(0.72)	0.13	18,756	26
Ultra Technology
Six Months ended November 30, 2020(bb) (Unaudited)	41.36	(0.10)	24.32	—	24.22	—	—	—	—	65.58	58.54	59.39	0.95	0.95	(0.37)	(0.37)	708,218	6
Year ended May 31, 2020(bb)	25.46	0.06	15.91	—	15.97	(0.07)	—	—	(0.07)	41.36	62.84	62.48	0.99	0.95	0.13	0.16	417,738	31
Year ended May 31, 2019(bb)	26.31	0.07	(0.85)	—	(0.78)	(0.07)	—	—	(0.07)	25.46	(2.92)	(3.09)	0.99	0.95	0.21	0.25	300,442	14
Year ended May 31, 2018(r)(bb)	17.38	0.04	8.92	—	8.96	(0.03)	—	—	(0.03)	26.31	51.57	51.56	1.00	0.95	0.12	0.17	342,018	5
Year ended May 31, 2017(r)(bb)	9.85	— (h)	7.54	—	7.54	(0.01)	—	—	(0.01)	17.38	76.56	76.97	1.04	0.95	(0.08)	0.01	229,402	16
Year ended May 31, 2016(r)(bb)	10.42	0.02	(0.57)	—	(0.55)	(0.02)	—	—	(0.02)	9.85	(5.23)	(5.31)	1.08	0.95	0.12	0.25	102,485	8

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Six Months ended November 30, 2020 (Unaudited)	$34.38	$0.27	$3.91	$—	$4.18	$(0.24)	$—	$—	$(0.24)	$38.32	12.32%	12.31%	13.61%	0.95%	(11.10)%	1.55%	$958	16%
Year ended May 31, 2020	36.53	0.60	(2.33)	—	(1.73)	(0.42)	—	—	(0.42)	34.38	(4.66)	(5.08)	9.92	0.95	(7.40)	1.57	859	29
Year ended May 31, 2019	35.66	0.66	0.91	—	1.57	(0.70)	—	—	(0.70)	36.53	4.67	(0.19)	7.94	0.95	(5.29)	1.70	913	221
Year ended May 31, 2018	52.69	0.52	(16.91)	—	(16.39)	(0.64)	—	—	(0.64)	35.66	(31.38)	(27.70)	3.82	0.95	(1.70)	1.16	2,674	106
Year ended May 31, 2017(p)	50.10	0.48	2.65 (i)	—	3.13	(0.54)	—	—	(0.54)	52.69	6.29	7.03	2.35	0.95	(0.53)	0.86	5,269	157
Year ended May 31, 2016(p)	46.36	0.34	3.94	—	4.28	(0.40)	—	(0.14)	(0.54)	50.10	9.40	9.32	3.51	0.95	(1.77)	0.79	5,010	30
Ultra Utilities
Six Months ended November 30, 2020 (Unaudited)	51.05	0.40	4.95	—	5.35	—	—	—	—	56.40	10.47	10.53	1.84	0.95	0.62	1.51	12,689	3
Year ended May 31, 2020	56.78	1.06	(5.98)	—	(4.92)	(0.81)	—	—	(0.81)	51.05	(8.74)	(8.51)	1.41	0.95	1.21	1.67	15,315	13
Year ended May 31, 2019	44.68	0.94	11.97	—	12.91	(0.81)	—	—	(0.81)	56.78	29.38	29.52	1.65	0.95	1.14	1.85	17,035	5
Year ended May 31, 2018	47.88	0.85	(3.33)	—	(2.48)	(0.72)	—	—	(0.72)	44.68	(5.22)	(6.99)	1.51	0.95	1.26	1.82	12,286	25
Year ended May 31, 2017(n)	39.34	0.65	8.51	—	9.16	(0.62)	—	—	(0.62)	47.88	23.56	25.81	1.65	0.95	0.89	1.58	15,562	6
Year ended May 31, 2016(n)	31.51	0.59	7.90	—	8.49	(0.66)	—	—	(0.66)	39.34	27.56	26.45	1.60	0.95	1.22	1.86	17,701	10

See accompanying notes to the financial statements.

264 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Dow30SM
Six Months ended November 30, 2020 (Unaudited)	$61.85	$0.19	$31.39		$—	$31.58	$— (h)	$—	$—	$— (h)	$93.43	51.07%	51.53%	0.95%	0.95%	0.51%	0.52%	$733,444	16%
Year ended May 31, 2020	84.09	0.89	(22.52	)(i)	—	(21.63)	(0.61)	—	—	(0.61)	61.85	(25.94)	(25.95)	0.98	0.95	1.04	1.07	705,052	61
Year ended May 31, 2019	86.71	0.96	(2.98	)(i)	—	(2.02)	(0.60)	—	—	(0.60)	84.09	(2.33)	(2.46)	0.96	0.95	1.02	1.04	407,844	2
Year ended May 31, 2018(r)	57.45	0.61	28.89		—	29.50	(0.24)	—	—	(0.24)	86.71	51.32	51.32	0.96	0.95	0.71	0.72	576,616	1
Year ended May 31, 2017(r)	34.23	0.04	23.27		—	23.31	(0.09)	—	—	(0.09)	57.45	68.22	68.49	1.02	0.95	0.02	0.09	166,606	3
Year ended May 31, 2016(r)	36.49	0.31	(2.44	)(i)	—	(2.13)	(0.13)	—	—	(0.13)	34.23	(5.83)	(6.04)	1.03	0.95	0.92	1.00	140,323	5
UltraPro MidCap400
Six Months ended November 30, 2020 (Unaudited)	49.29	0.02	35.22		—	35.24	—	—	—	—	84.53	71.51	71.07	1.39	0.95	(0.38)	0.06	35,926	9
Year ended May 31, 2020	87.08	0.49	(37.82)		—	(37.33)	(0.46)	—	—	(0.46)	49.29	(43.06)	(43.03)	1.61	0.95	(0.08)	0.58	20,948	51
Year ended May 31, 2019	119.18	0.61	(32.40)		—	(31.79)	(0.31)	—	—	(0.31)	87.08	(26.64)	(28.43)	1.32	0.95	0.19	0.56	19,593	41
Year ended May 31, 2018	86.45	0.14	32.59		—	32.73	—	—	—	—	119.18	37.87	41.22	1.28	0.95	(0.19)	0.14	35,754	16
Year ended May 31, 2017	58.19	(0.12)	28.39		—	28.27	(0.01)	—	—	(0.01)	86.45	48.57	48.78	1.26	0.95	(0.47)	(0.16)	36,739	61
Year ended May 31, 2016	65.87	0.08	(7.73)		—	(7.65)	(0.03)	—	—	(0.03)	58.19	(11.61)	(11.44)	1.41	0.95	(0.31)	0.14	27,641	59

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ
Six Months ended November 30, 2020(ff) (Unaudited)	$41.42	$(0.14)	$37.50		$—	$37.36	$—	$—	$—	$—	$78.78	90.18%	90.91%	0.95%	0.95%	(0.45)%	(0.45)%	$9,303,403	4%
Year ended May 31, 2020(ff)	25.10	(0.01)	16.35		—	16.34	(0.02)	—	—	(0.02)	41.42	65.11	64.87	0.98	0.95	(0.06)	(0.03)	5,831,873	53
Year ended May 31, 2019(ff)	27.88	0.07	(2.82)		—	(2.75)	(0.03)	—	—	(0.03)	25.10	(9.85)	(10.01)	0.98	0.95	0.22	0.25	3,189,760	15
Year ended May 31, 2018(ff)(u)	17.69	(0.03)	10.22		—	10.19	—	—	—	—	27.88	57.64	57.84	0.98	0.95	(0.15)	(0.12)	3,448,958	2
Year ended May 31, 2017(p)(u)(ff)	8.73	(0.04)	9.00		—	8.96	—	—	—	—	17.69	102.57	103.31	1.00	0.95	(0.41)	(0.36)	1,772,188	16
Year ended May 31, 2016(p)(u)(ff)	9.59	(0.01)	(0.85	)(i)	—	(0.86)	—	—	—	—	8.73	(8.92)	(9.27)	1.01	0.95	(0.13)	(0.07)	1,152,489	35
UltraPro Russell2000
Six Months ended November 30, 2020 (Unaudited)	30.83	— (h)	31.01		—	31.01	—	—	—	—	61.84	100.60	101.40	1.09	0.95	(0.15)	(0.01)	259,727	45
Year ended May 31, 2020	60.84	0.21	(30.10	)(i)	—	(29.89)	(0.12)	—	—	(0.12)	30.83	(49.27)	(49.46)	1.99	0.95	(0.61)	0.43	184,956	68
Year ended May 31, 2019	95.44	0.29	(34.72)		—	(34.43)	(0.17)	—	—	(0.17)	60.84	(36.03)	(36.02)	1.56	0.95	(0.26)	0.35	76,056	24
Year ended May 31, 2018(r)	59.65	— (h)	35.79		—	35.79	—	—	—	—	95.44	59.98	60.17	1.53	0.95	(0.58)	— (j)	152,699	14
Year ended May 31, 2017(r)	37.53	(0.12)	22.26		—	22.14	(0.02)	—	—	(0.02)	59.65	59.00	59.15	1.58	0.95	(0.86)	(0.23)	113,344	24
Year ended May 31, 2016(r)	51.11	(0.08)	(13.50)		—	(13.58)	—	—	—	—	37.53	(26.57)	(26.51)	1.47	0.95	(0.73)	(0.20)	93,820	138

See accompanying notes to the financial statements.

266 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro S&P500®
Six Months ended November 30, 2020 (Unaudited)	$43.05	$0.06	$26.01		$—	$26.07	$—	$—	$—		$—	$69.12	60.53%	61.00%	0.92%	0.92%	0.22%	0.22%	$1,676,052	1%
Year ended May 31, 2020	44.74	0.40	(1.84	)(i)	—	(1.44)	(0.25)	—	—		(0.25)	43.05	(3.23)	(3.33)	0.93	0.93	0.76	0.76	1,373,394	69
Year ended May 31, 2019	46.32	0.42	(1.72	)(i)	—	(1.30)	(0.28)	—	—		(0.28)	44.74	(2.77)	(2.89)	0.92	0.92	0.87	0.87	1,105,011	15
Year ended May 31, 2018(u)	34.13	0.18	12.04		—	12.22	(0.03)	—	—		(0.03)	46.32	35.82	35.93	0.92	0.92	0.43	0.43	1,445,225	3
Year ended May 31, 2017(u)	22.31	(0.06)	11.91		—	11.85	(0.03)	—	—		(0.03)	34.13	53.16	53.44	0.95	0.95	(0.21)	(0.21)	880,462	93
Year ended May 31, 2016(u)	23.62	0.12	(1.38	)(i)	—	(1.26)	(0.05)	—	—		(0.05)	22.31	(5.30)	(5.47)	0.95	0.95	0.57	0.57	689,508	18
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2020 (Unaudited)	29.62	(0.13)	(0.33	)(i)	—	(0.46)	—	—	—		—	29.16	(1.54)	(1.51)	1.22	0.95	(1.19)	(0.91)	23,144	—
Year ended May 31, 2020(z)	78.88	0.71	(48.91)		—	(48.20)	(0.97)	—	(0.09	)#	(1.06)	29.62	(61.79)	(61.45)	1.15	0.95	1.11	1.31	23,505	—
Year ended May 31, 2019(z)	106.43	0.94	(27.77)		—	(26.83)	(0.72)	—	—		(0.72)	78.88	(25.37)	(27.02)	1.00	0.95	0.82	0.87	36,975	—
Year ended May 31, 2018(z)	109.74	0.17	(3.48)		—	(3.31)	—	—	—		—	106.43	(3.02)	(1.89)	0.98	0.95	0.13	0.16	95,117	—
Year ended May 31, 2017(z)	111.96	(0.65)	(1.57	)(i)	—	(2.22)	—	—	—		—	109.74	(1.99)	(2.05)	0.99	0.95	(0.63)	(0.59)	84,359	—
Year ended May 31, 2016(z)	163.36	(1.21)	(50.19)		—	(51.40)	—	—	—		—	111.96	(31.46)	(32.21)	1.03	0.95	(0.92)	(0.85)	74,874	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Dow30SM
Six Months ended November 30, 2020 (Unaudited)	$26.86	$(0.07)	$(12.65)	$—	$(12.72)	$—	$—	$—		$—	$14.14	(47.33)%	(47.49)%	0.96%	0.95%	(0.74)%	(0.73)%	$531,582	—%
Year ended May 31, 2020	61.50	0.21	(34.13)	—	(33.92)	(0.65)	—	(0.07	)#	(0.72)	26.86	(55.65)	(55.55)	0.99	0.95	0.50	0.54	815,975	—
Year ended May 31, 2019(w)	74.05	1.11	(12.67)	—	(11.56)	(0.99)	—	—		(0.99)	61.50	(15.73)	(15.64)	0.98	0.95	1.77	1.81	254,249	—
Year ended May 31, 2018(w)	131.71	0.63	(58.09)	—	(57.46)	(0.20)	—	—		(0.20)	74.05	(43.63)	(43.65)	1.00	0.95	0.65	0.70	177,459	—
Year ended May 31, 2017(o)(w)	243.51	(0.75)	(111.05)	—	(111.80)	—	—	—		—	131.71	(45.92)	(46.03)	0.97	0.95	(0.45)	(0.43)	202,052	—
Year ended May 31, 2016(o)(w)	296.62	(2.34)	(50.77)	—	(53.11)	—	—	—		—	243.51	(17.91)	(17.71)	1.01	0.95	(0.85)	(0.80)	188,719	—
UltraPro Short MidCap400
Six Months ended November 30, 2020(gg) (Unaudited)	34.89	(0.12)	(19.48)	—	(19.60)	—	—	—		—	15.29	(56.19)	(56.24)	1.45	0.95	(1.43)	(0.94)	9,491	—
Year ended May 31, 2020(z)(gg)	78.90	(0.14)	(43.30)	—	(43.44)	(0.55)	—	(0.02	)#	(0.57)	34.89	(55.37)	(55.36)	2.31	0.95	(1.61)	(0.24)	14,686	—
Year ended May 31, 2019(z)(gg)	72.10	0.77	6.32 (i)	—	7.09	(0.29)	—	—		(0.29)	78.90	9.82	12.55	4.18	0.95	(2.18)	1.04	2,650	—
Year ended May 31, 2018(z)(gg)	115.49	0.03	(43.42)	—	(43.39)	—	—	—		—	72.10	(37.57)	(37.90)	3.42	0.95	(2.44)	0.03	1,971	—
Year ended May 31, 2017(z)(gg)	203.90	(0.83)	(87.58)	—	(88.41)	—	—	—		—	115.49	(43.36)	(44.34)	2.77	0.95	(2.40)	(0.58)	3,157	—
Year ended May 31, 2016(z)(gg)	241.75	(2.16)	(35.69)	—	(37.85)	—	—	—		—	203.90	(15.66)	(15.56)	2.73	0.95	(2.60)	(0.82)	4,299	—

See accompanying notes to the financial statements.

268 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ
Six Months ended November 30, 2020(cc) (Unaudited)	$47.09	$(0.10)	$(29.23)	$—	$(29.33)	$—	$—	$—		$—	$17.76	(62.29)%	(62.46)%	0.99%	0.95%	(0.78)%	(0.74)%	$1,377,085	—%
Year ended May 31, 2020(cc)	222.39	1.38	(173.67)	—	(172.29)	(2.69)	—	(0.32	)#	(3.01)	47.09	(78.39)	(78.35)	1.02	0.95	1.19	1.26	1,113,509	—
Year ended May 31, 2019(w)(cc)	299.68	5.00	(77.49)	—	(72.49)	(4.80)	—	—		(4.80)	222.39	(24.46)	(24.35)	1.00	0.95	2.06	2.11	1,130,668	—
Year ended May 31, 2018(w)(cc)	607.13	3.90	(310.04)	—	(306.14)	(1.31)	—	—		(1.31)	299.68	(50.46)	(50.55)	1.01	0.95	0.84	0.89	584,899	—
Year ended May 31, 2017(o)(w)(cc)	1,402.11	(4.17)	(790.81)	—	(794.98)	—	—	—		—	607.13	(56.70)	(56.83)	1.01	0.95	(0.49)	(0.43)	495,886	—
Year ended May 31, 2016(o)(w)(cc)	1,860.33	(13.65)	(444.57)	—	(458.22)	—	—	—		—	1,402.11	(24.63)	(24.37)	1.03	0.95	(0.89)	(0.82)	546,807	—
UltraPro Short Russell2000
Six Months ended November 30, 2020(hh) (Unaudited)	64.94	(0.16)	(42.06)	—	(42.22)	—	—	—		—	22.72	(65.02)	(65.08)	1.06	0.95	(0.90)	(0.79)	118,639	—
Year ended May 31, 2020(hh)	144.75	0.52	(78.72)	—	(78.20)	(1.44)	—	(0.17	)#	(1.61)	64.94	(54.50)	(54.49)	1.11	0.95	0.33	0.49	170,315	—
Year ended May 31, 2019(hh)	125.72	1.74	18.85	—	20.59	(1.56)	—	—		(1.56)	144.75	16.43	16.48	1.11	0.95	1.21	1.36	81,442	—
Year ended May 31, 2018(hh)	240.85	0.78	(115.57)	—	(114.79)	(0.34)	—	—		(0.34)	125.72	(47.68)	(47.68)	1.09	0.95	0.30	0.44	69,478	—
Year ended May 31, 2017(o)(hh)	487.65	(1.15)	(245.65)	—	(246.80)	—	—	—		—	240.85	(50.61)	(50.78)	1.06	0.95	(0.49)	(0.38)	111,425	—
Year ended May 31, 2016(o)(hh)	517.73	(4.66)	(25.42)	—	(30.08)	—	—	—		—	487.65	(5.80)	(5.70)	1.12	0.95	(0.97)	(0.81)	85,453	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Six Months ended November 30, 2020(hh) (Unaudited)	$65.05	$(0.16)	$(31.71)	$—	$(31.87)	$—	$—	$—		$—	$33.18	(48.99)%	(49.20)%	0.90%	0.90%	(0.68)%	(0.68)%	$756,937	—%
Year ended May 31, 2020(hh)	171.06	0.75	(104.83)	—	(104.08)	(1.72)	—	(0.21	)#	(1.93)	65.05	(61.39)	(61.26)	0.93	0.93	0.71	0.71	1,323,669	—
Year ended May 31, 2019(hh)	204.34	3.25	(33.36)	—	(30.11)	(3.17)	—	—		(3.17)	171.06	(14.89)	(14.86)	0.91	0.91	1.84	1.84	610,645	—
Year ended May 31, 2018(s)(hh)	319.03	1.87	(115.79)	—	(113.92)	(0.77)	—	—		(0.77)	204.34	(35.72)	(35.76)	0.91	0.91	0.75	0.75	463,787	—
Year ended May 31, 2017(s)(hh)	537.92	(1.72)	(217.17)	—	(218.89)	—	—	—		—	319.03	(40.70)	(40.88)	0.90	0.90	(0.41)	(0.41)	697,964	—
Year ended May 31, 2016(s)(hh)	667.11	(4.93)	(124.26)	—	(129.19)	—	—	—		—	537.92	(19.37)	(19.05)	0.91	0.91	(0.76)	(0.76)	820,483	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2020 (Unaudited)	15.32	(0.07)	0.13	—	0.06	—	—	—		—	15.38	0.40	0.52	1.11	0.95	(1.06)	(0.90)	25,379	—
Year ended May 31, 2020	19.99	0.21	(4.57)	—	(4.36)	(0.29)	—	(0.02	)#	(0.31)	15.32	(22.11)	(21.90)	1.06	0.95	1.03	1.15	29,871	—
Year ended May 31, 2019	22.73	0.26	(2.79)	—	(2.53)	(0.21)	—	—		(0.21)	19.99	(11.21)	(11.83)	0.97	0.95	1.12	1.14	66,966	—
Year ended May 31, 2018	21.23	0.04	1.46	—	1.50	—	—	—		—	22.73	7.03	7.53	0.95	0.95	0.19	0.19	142,045	—
Year ended May 31, 2017	21.20	(0.12)	0.15	—	0.03	—	—	—		—	21.23	0.14	0.09	0.97	0.95	(0.57)	(0.55)	125,279	—
Year ended May 31, 2016	23.68	(0.18)	(2.30)	—	(2.48)	—	—	—		—	21.20	(10.44)	(10.65)	0.98	0.95	(0.83)	(0.80)	155,850	—

See accompanying notes to the financial statements.

270 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2020 (Unaudited)	$16.07	$(0.06)	$0.03		$—	$(0.03)	$— (h)	$—	$—	(h)	$— (h)	$16.04	(0.15)%	(0.31)%	0.93%	0.93%	(0.76)%	(0.76)%	$485,414	—%
Year ended May 31, 2020	29.69	0.37	(13.49)		—	(13.12)	(0.45)	—	(0.05	)#	(0.50)	16.07	(44.80)	(44.32)	0.92	0.92	1.58	1.58	434,698	—
Year ended May 31, 2019	36.01	0.45	(6.34)		—	(5.89)	(0.43)	—	—		(0.43)	29.69	(16.54)	(17.80)	0.90	0.90	1.22	1.22	886,565	—
Year ended May 31, 2018	36.35	0.13	(0.44	)(i)	—	(0.31)	(0.03)	—	—		(0.03)	36.01	(0.86)	(0.07)	0.89	0.89	0.35	0.35	1,843,935	—
Year ended May 31, 2017	36.37	(0.17)	0.15		—	(0.02)	—	—	—		—	36.35	(0.06)	(0.03)	0.90	0.90	(0.47)	(0.47)	2,053,938	—
Year ended May 31, 2016	45.92	(0.35)	(9.20)		—	(9.55)	—	—	—		—	36.37	(20.79)	(21.48)	0.93	0.93	(0.82)	(0.82)	2,116,937	—
UltraShort Basic Materials
Six Months ended November 30, 2020 (Unaudited)	20.06	(0.07)	(9.02)		—	(9.09)	—	—	—		—	10.97	(45.32)	(45.20)	3.45	0.95	(3.44)	(0.94)	2,417	—
Year ended May 31, 2020	32.86	0.04	(12.71)		—	(12.67)	(0.13)	—	—		(0.13)	20.06	(38.64)	(38.75)	2.12	0.95	(1.03)	0.14	4,420	—
Year ended May 31, 2019	26.50	0.15	6.27		—	6.42	(0.06)	—	—		(0.06)	32.86	24.22	25.02	2.15	0.95	(0.68)	0.51	5,598	—
Year ended May 31, 2018(t)	36.80	(0.03)	(10.27)		—	(10.30)	—	—	—		—	26.50	(27.99)	(29.37)	2.01	0.95	(1.16)	(0.10)	4,515	—
Year ended May 31, 2017(t)	53.94	(0.30)	(16.84)		—	(17.14)	—	—	—		—	36.80	(31.77)	(30.96)	1.70	0.95	(1.43)	(0.68)	8,114	—
Year ended May 31, 2016(t)	54.50	(0.58)	0.02	(i)	—	(0.56)	—	—	—		—	53.94	(1.02)	0.22	1.43	0.95	(1.34)	(0.85)	14,589	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Six Months ended November 30, 2020(dd) (Unaudited)	$19.31	$(0.07)	$(8.90)	$—	$(8.97)	$—	$—	$—		$—	$10.34	(46.45)%	(46.10)%	7.04%	0.95%	(7.02)%	(0.93)%	$840	—%
Year ended May 31, 2020(dd)	30.44	0.16	(10.99)	—	(10.83)	(0.28)	—	(0.02	)#	(0.30)	19.31	(35.81)	(36.03)	4.28	0.95	(2.68)	0.66	1,568	—
Year ended May 31, 2019(dd)	32.81	0.33	(2.44)	—	(2.11)	(0.26)	—	—		(0.26)	30.44	(6.43)	(6.18)	3.75	0.95	(1.70)	1.10	3,234	—
Year ended May 31, 2018(dd)	30.40	0.08	2.33	—	2.41	—	—	—		—	32.81	7.94	7.99	3.75	0.95	(2.53)	0.27	2,665	—
Year ended May 31, 2017(dd)	39.31	(0.21)	(8.70)	—	(8.91)	—	—	—		—	30.40	(22.68)	(22.90)	3.67	0.95	(3.30)	(0.58)	1,709	—
Year ended May 31, 2016(dd)	49.80	(0.38)	(10.11)	—	(10.49)	—	—	—		—	39.31	(21.05)	(20.77)	4.88	0.95	(4.77)	(0.84)	2,211	—
UltraShort Consumer Services
Six Months ended November 30, 2020(dd) (Unaudited)	21.74	(0.08)	(8.93)	—	(9.01)	—	—	—		—	12.73	(41.44)	(41.10)	6.68	0.95	(6.66)	(0.93)	873	—
Year ended May 31, 2020(dd)	33.39	0.14	(11.23)	—	(11.09)	(0.55)	—	(0.01	)#	(0.56)	21.74	(33.62)	(33.86)	6.72	0.95	(5.28)	0.49	1,764	—
Year ended May 31, 2019(dd)	43.13	0.58	(9.84)	—	(9.26)	(0.48)	—	—		(0.48)	33.39	(21.58)	(21.30)	7.14	0.95	(4.63)	1.57	623	—
Year ended May 31, 2018(dd)	57.01	0.17	(14.01)	—	(13.84)	(0.04)	—	—		(0.04)	43.13	(24.27)	(28.36)	4.82	0.95	(3.55)	0.32	1,344	—
Year ended May 31, 2017(dd)	80.63	(0.37)	(23.25)	—	(23.62)	—	—	—		—	57.01	(29.29)	(26.49)	4.24	0.95	(3.81)	(0.52)	1,776	—
Year ended May 31, 2016(dd)	92.08	(0.70)	(10.75)	—	(11.45)	—	—	—		—	80.63	(12.43)	(10.02)	3.56	0.95	(3.40)	(0.79)	2,512	—

See accompanying notes to the financial statements.

272 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Six Months ended November 30, 2020 (Unaudited)	$20.03	$(0.07)	$(6.60)	$—	$(6.67)	$—	$—	$—		$—	$13.36	(33.28)%	(33.40)%	1.00%	0.95%	(0.85)%	(0.80)%	$141,017	—%
Year ended May 31, 2020	30.75	0.20	(10.58)	—	(10.38)	(0.30)	—	(0.04	)#	(0.34)	20.03	(33.99)	(33.94)	1.01	0.95	0.75	0.81	210,350	—
Year ended May 31, 2019	34.05	0.50	(3.35)	—	(2.85)	(0.45)	—	—		(0.45)	30.75	(8.44)	(8.45)	1.01	0.95	1.59	1.64	143,100	—
Year ended May 31, 2018(s)	49.19	0.25	(15.29)	—	(15.04)	(0.10)	—	—		(0.10)	34.05	(30.57)	(30.61)	0.99	0.95	0.59	0.63	143,173	—
Year ended May 31, 2017(s)	73.49	(0.27)	(24.03)	—	(24.30)	—	—	—		—	49.19	(33.07)	(33.08)	0.98	0.95	(0.50)	(0.46)	229,012	—
Year ended May 31, 2016(s)	81.74	(0.69)	(7.56)	—	(8.25)	—	—	—		—	73.49	(10.10)	(10.08)	0.99	0.95	(0.87)	(0.83)	216,310	—
UltraShort Financials
Six Months ended November 30, 2020(gg) (Unaudited)	26.88	(0.11)	(9.07)	—	(9.18)	—	—	—		—	17.70	(34.16)	(34.10)	1.15	0.95	(1.13)	(0.93)	26,501	—
Year ended May 31, 2020(gg)	37.95	0.11	(10.88)	—	(10.77)	(0.28)	—	(0.02	)#	(0.30)	26.88	(28.50)	(28.66)	1.20	0.95	0.11	0.36	42,263	—
Year ended May 31, 2019(gg)	41.10	0.22	(3.27)	—	(3.05)	(0.10)	—	—		(0.10)	37.95	(7.44)	(7.38)	1.20	0.95	0.32	0.57	27,413	—
Year ended May 31, 2018(gg)	58.06	0.01	(16.97)	—	(16.96)	—	—	—		—	41.10	(29.21)	(29.41)	1.13	0.95	(0.16)	0.02	27,635	—
Year ended May 31, 2017(gg)	85.53	(0.34)	(27.13)	—	(27.47)	—	—	—		—	58.06	(32.12)	(31.82)	1.10	0.95	(0.64)	(0.49)	49,924	—
Year ended May 31, 2016(gg)	96.51	(0.80)	(10.18)	—	(10.98)	—	—	—		—	85.53	(11.38)	(11.55)	1.10	0.95	(0.97)	(0.82)	55,371	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE China 50
Six Months ended November 30, 2020 (Unaudited)	$54.73	$(0.19)	$(21.45)	$—	$(21.64)	$—	$—	$—		$—	$33.09	(39.54)%	(39.64)%	1.22%	0.95%	(1.20)%	(0.93)%	$24,882	—%
Year ended May 31, 2020	69.54	0.19	(14.48)	—	(14.29)	(0.50)	—	(0.02	)#	(0.52)	54.73	(20.64)	(20.38)	1.17	0.95	0.08	0.30	41,152	—
Year ended May 31, 2019	61.78	0.63	7.39	—	8.02	(0.26)	—	—		(0.26)	69.54	13.02	12.97	1.20	0.95	0.68	0.93	38,384	—
Year ended May 31, 2018(s)	99.51	0.03	(37.76)	—	(37.73)	—	—	—		—	61.78	(37.91)	(38.02)	1.20	0.95	(0.21)	0.04	27,923	—
Year ended May 31, 2017(s)	165.98	(0.71)	(65.76)	—	(66.47)	—	—	—		—	99.51	(40.05)	(40.27)	1.15	0.95	(0.77)	(0.57)	43,798	—
Year ended May 31, 2016(s)	112.87	(1.40)	54.51	—	53.11	—	—	—		—	165.98	47.05	47.77	1.13	0.95	(1.01)	(0.83)	62,681	—
UltraShort FTSE Europe
Six Months ended November 30, 2020 (Unaudited)	28.23	(0.10)	(10.03)	—	(10.13)	—	—	—		—	18.10	(35.90)	(35.42)	1.37	0.95	(1.35)	(0.93)	11,529	—
Year ended May 31, 2020	34.43	0.06	(6.03)	—	(5.97)	(0.22)	—	(0.01	)#	(0.23)	28.23	(17.37)	(17.90)	1.37	0.95	(0.24)	0.17	22,924	—
Year ended May 31, 2019	31.32	0.27	2.98	—	3.25	(0.14)	—	—		(0.14)	34.43	10.37	10.13	1.31	0.95	0.43	0.79	16,770	—
Year ended May 31, 2018	36.36	0.04	(5.08)	—	(5.04)	—	—	—		—	31.32	(13.87)	(13.74)	1.17	0.95	(0.11)	0.11	18,386	—
Year ended May 31, 2017	55.55	(0.30)	(18.89)	—	(19.19)	—	—	—		—	36.36	(34.56)	(34.56)	1.09	0.95	(0.74)	(0.60)	32,254	—
Year ended May 31, 2016	51.12	(0.49)	4.92 (i)	—	4.43	—	—	—		—	55.55	8.67	8.63	1.13	0.95	(1.02)	(0.84)	42,337	—

See accompanying notes to the financial statements.

274 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2020 (Unaudited)	$12.92	$(0.06)	$(2.55)	$—	$(2.61)	$—	$—	$—		$—	$10.31	(20.16)%	(20.05)%	3.97%	0.95%	(3.95)%	(0.93)%	$1,659	—%
Year ended May 31, 2020	24.56	0.14	(11.53)	—	(11.39)	(0.23)	—	(0.02	)#	(0.25)	12.92	(46.77)	(46.67)	4.01	0.95	(2.36)	0.70	2,078	—
Year ended May 31, 2019	28.86	0.31	(4.49)	—	(4.18)	(0.12)	—	—		(0.12)	24.56	(14.46)	(13.10)	4.94	0.95	(2.67)	1.32	2,724	—
Year ended May 31, 2018	37.57	0.04	(8.75)	—	(8.71)	—	—	—		—	28.86	(23.19)	(26.26)	6.35	0.95	(5.25)	0.14	1,036	—
Year ended May 31, 2017	46.71	(0.28)	(8.86)	—	(9.14)	—	—	—		—	37.57	(19.56)	(17.22)	3.49	0.95	(3.17)	(0.64)	1,349	—
Year ended May 31, 2016	48.12	(0.41)	(1.00)	—	(1.41)	—	—	—		—	46.71	(2.95)	(3.54)	3.52	0.95	(3.37)	(0.81)	2,845	—
UltraShort Industrials
Six Months ended November 30, 2020(gg) (Unaudited)	19.46	(0.07)	(8.78)	—	(8.85)	—	—	—		—	10.61	(45.51)	(45.20)	4.16	0.95	(4.15)	(0.94)	1,383	—
Year ended May 31, 2020(gg)	29.67	0.05	(10.00)	—	(9.95)	(0.26)	—	—		(0.26)	19.46	(33.71)	(34.02)	3.89	0.95	(2.76)	0.18	3,268	—
Year ended May 31, 2019(gg)	32.74	0.32	(3.17)	—	(2.85)	(0.22)	—	—		(0.22)	29.67	(8.75)	(8.49)	3.38	0.95	(1.41)	1.02	2,386	—
Year ended May 31, 2018(gg)	44.21	0.08	(11.55)	—	(11.47)	—	—	—		—	32.74	(25.93)	(26.47)	3.16	0.95	(2.00)	0.21	3,042	—
Year ended May 31, 2017(gg)	67.95	(0.30)	(23.44)	—	(23.74)	—	—	—		—	44.21	(34.95)	(34.83)	2.81	0.95	(2.41)	(0.55)	3,002	—
Year ended May 31, 2016(gg)	79.66	(0.68)	(11.03)	—	(11.71)	—	—	—		—	67.95	(14.70)	(14.24)	2.57	0.95	(2.45)	(0.83)	4,615	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2020(gg) (Unaudited)	$25.34	$(0.10)	$(10.21)		$—	$(10.31)	$—	$—	$—		$—	$15.03	(40.72)%	(40.46)%	2.31%	0.95%	(2.30)%	(0.93)%	$3,415	—%
Year ended May 31, 2020(gg)	37.84	0.08	(12.23)		—	(12.15)	(0.32)	—	(0.03	)#	(0.35)	25.34	(32.29)	(32.63)	2.95	0.95	(1.74)	0.26	6,393	—
Year ended May 31, 2019(gg)	34.77	0.44	2.98		—	3.42	(0.35)	—	—		(0.35)	37.84	9.83	11.13	2.90	0.95	(0.72)	1.23	2,923	—
Year ended May 31, 2018(gg)	46.82	0.09	(12.14)		—	(12.05)	—	—	—		—	34.77	(25.73)	(26.36)	2.39	0.95	(1.23)	0.22	3,556	—
Year ended May 31, 2017(gg)	67.38	(0.33)	(20.23)		—	(20.56)	—	—	—		—	46.82	(30.51)	(30.63)	1.93	0.95	(1.57)	(0.60)	4,787	—
Year ended May 31, 2016(gg)	73.41	(0.66)	(5.37)		—	(6.03)	—	—	—		—	67.38	(8.22)	(8.20)	2.02	0.95	(1.90)	(0.83)	6,889	—
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2020 (Unaudited)	21.73	(0.07)	(10.53)		—	(10.60)	—	—	—		—	11.13	(48.80)	(49.68)	1.21	0.95	(1.19)	(0.92)	17,357	—
Year ended May 31, 2020	27.30	0.18	(5.45	)(i)	—	(5.27)	(0.28)	—	(0.02	)#	(0.30)	21.73	(19.34)	(19.03)	1.16	0.95	0.52	0.72	37,698	—
Year ended May 31, 2019	53.89	0.42	(26.81)		—	(26.39)	(0.20)	—	—		(0.20)	27.30	(49.00)	(49.02)	1.14	0.95	0.96	1.15	29,616	—
Year ended May 31, 2018(v)	68.24	0.06	(14.41)		—	(14.35)	—	—	—		—	53.89	(21.04)	(21.01)	1.18	0.95	(0.11)	0.12	30,170	—
Year ended May 31, 2017(v)	200.11	(0.46)	(131.41)		—	(131.87)	—	—	—		—	68.24	(65.90)	(65.93)	1.12	0.95	(0.69)	(0.52)	30,707	—
Year ended May 31, 2016(k)(v)	229.92	(2.24)	(27.57	)(i)	—	(29.81)	—	—	—		—	200.11	(12.97)	(12.86)	1.20	0.95	(1.10)	(0.85)	61,031	—

See accompanying notes to the financial statements.

276 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2020 (Unaudited)	$21.84	$(0.08)	$(7.38)	$—	$(7.46)	$—	$—	$—		$—	$14.38	(34.17)%	(34.04)%	3.80%	0.95%	(3.78)%	(0.93)%	$1,976	—%
Year ended May 31, 2020	25.89	0.03	(3.92)	—	(3.89)	(0.15)	—	(0.01	)#	(0.16)	21.84	(15.05)	(15.10)	3.83	0.95	(2.76)	0.12	3,001	—
Year ended May 31, 2019	23.15	0.18	2.65	—	2.83	(0.09)	—	—		(0.09)	25.89	12.24	12.11	2.87	0.95	(1.23)	0.70	3,557	—
Year ended May 31, 2018	27.32	0.03	(4.20)	—	(4.17)	—	—	—		—	23.15	(15.26)	(15.09)	3.00	0.95	(1.94)	0.11	3,181	—
Year ended May 31, 2017	39.69	(0.23)	(12.14)	—	(12.37)	—	—	—		—	27.32	(31.18)	(31.29)	2.11	0.95	(1.82)	(0.66)	3,754	—
Year ended May 31, 2016	35.96	(0.36)	4.09 (i)	—	3.73	—	—	—		—	39.69	10.38	10.35	2.34	0.95	(2.25)	(0.86)	7,439	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2020 (Unaudited)	37.97	(0.12)	(17.00)	—	(17.12)	—	—	—		—	20.85	(45.08)	(45.18)	1.53	0.95	(1.51)	(0.92)	8,629	—
Year ended May 31, 2020	46.57	0.15	(8.37)	—	(8.22)	(0.36)	—	(0.02	)#	(0.38)	37.97	(17.70)	(17.50)	1.31	0.95	(0.01)	0.35	16,662	—
Year ended May 31, 2019	42.20	0.47	4.21	—	4.68	(0.31)	—	—		(0.31)	46.57	11.11	11.05	1.26	0.95	0.70	1.01	19,271	—
Year ended May 31, 2018(v)	58.06	0.10	(15.96)	—	(15.86)	—	—	—		—	42.20	(27.31)	(27.45)	1.18	0.95	(0.01)	0.22	15,352	—
Year ended May 31, 2017(v)	103.71	(0.40)	(45.25)	—	(45.65)	—	—	—		—	58.06	(44.02)	(44.03)	1.12	0.95	(0.69)	(0.52)	32,161	—
Year ended May 31, 2016(v)	86.13	(0.91)	18.49	—	17.58	—	—	—		—	103.71	20.41	20.42	1.06	0.95	(0.92)	(0.81)	57,450	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2020 (Unaudited)	$23.61	$(0.10)	$(7.16)	$—	$(7.26)	$—	$—	$—		$—	$16.35	(30.77)%	(30.84)%	1.78%	0.95%	(1.77)%	(0.94)%	$5,721	—%
Year ended May 31, 2020	31.53	(0.06)	(7.79)	—	(7.85)	(0.07)	—	—		(0.07)	23.61	(24.89)	(24.92)	1.78	0.95	(1.03)	(0.21)	11,215	—
Year ended May 31, 2019	26.01	0.02	5.51	—	5.53	(0.01)	—	—		(0.01)	31.53	21.26	21.50	2.01	0.95	(1.00)	0.06	7,091	—
Year ended May 31, 2018	34.57	(0.04)	(8.52)	—	(8.56)	—	—	—		—	26.01	(24.78)	(25.42)	1.66	0.95	(0.84)	(0.13)	5,199	—
Year ended May 31, 2017	48.16	(0.27)	(13.32)	—	(13.59)	—	—	—		—	34.57	(28.22)	(27.90)	1.48	0.95	(1.18)	(0.66)	10,369	—
Year ended May 31, 2016	46.92	(0.42)	1.66 (i)	—	1.24	—	—	—		—	48.16	2.64	2.36	1.48	0.95	(1.35)	(0.83)	18,055	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2020(ee) (Unaudited)	33.82	(0.14)	(7.68)	—	(7.82)	—	—	—		—	26.00	(23.14)	(23.38)	1.50	0.95	(1.47)	(0.91)	8,998	—
Year ended May 31, 2020(ee)	82.20	0.58	(47.98)	—	(47.40)	(0.88)	—	(0.10	)#	(0.98)	33.82	(58.25)	(58.11)	1.31	0.95	0.59	0.94	12,556	—
Year ended May 31, 2019(ee)	80.47	0.94	1.39	—	2.33	(0.60)	—	—		(0.60)	82.20	2.95	3.15	1.21	0.95	1.03	1.28	26,408	—
Year ended May 31, 2018(ee)	116.10	0.09	(35.72)	—	(35.63)	—	—	—		—	80.47	(30.69)	(30.75)	1.12	0.95	(0.06)	0.10	31,888	—
Year ended May 31, 2017(ee)	144.47	(0.70)	(27.67)	—	(28.37)	—	—	—		—	116.10	(19.64)	(19.61)	1.11	0.95	(0.70)	(0.54)	54,714	—
Year ended May 31, 2016(ee)	118.84	(1.14)	26.77	—	25.63	—	—	—		—	144.47	21.55	21.26	1.08	0.95	(0.97)	(0.84)	68,082	—

See accompanying notes to the financial statements.

278 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2020 (Unaudited)	$44.68	$(0.21)	$(12.09)		$—	$(12.30)	$—	$—	$—		$—	$32.38	(27.53)%	(27.42)%	1.32%	0.95%	(1.29)%	(0.93)%	$18,362	—%
Year ended May 31, 2020	46.07	0.07	(1.26	)(i)	—	(1.19)	(0.17)	—	(0.03	)#	(0.20)	44.68	(2.59)	(3.03)	1.33	0.95	(0.23)	0.15	16,401	—
Year ended May 31, 2019	31.03	0.26	14.97		—	15.23	(0.19)	—	—		(0.19)	46.07	49.15	49.61	1.31	0.95	0.37	0.74	19,218	—
Year ended May 31, 2018	48.40	0.03	(17.40)		—	(17.37)	—	—	—		—	31.03	(35.89)	(35.92)	1.18	0.95	(0.15)	0.08	23,801	—
Year ended May 31, 2017	51.67	(0.23)	(3.04)		—	(3.27)	—	—	—		—	48.40	(6.33)	(6.41)	1.11	0.95	(0.68)	(0.52)	34,708	—
Year ended May 31, 2016	50.95	(0.50)	1.22	(i)	—	0.72	—	—	—		—	51.67	1.41	1.49	1.12	0.95	(0.96)	(0.79)	55,135	—
UltraShort QQQ
Six Months ended November 30, 2020(ii) (Unaudited)	58.32	(0.15)	(26.69)		—	(26.84)	—	—	—		—	31.48	(46.02)	(46.23)	1.02	0.95	(0.84)	(0.76)	231,364	—
Year ended May 31, 2020(ii)	146.74	1.26	(87.51)		—	(86.25)	(1.91)	—	(0.26	)#	(2.17)	58.32	(59.49)	(59.44)	1.04	0.95	1.18	1.27	248,507	—
Year ended May 31, 2019(ii)	171.61	2.98	(25.10)		—	(22.12)	(2.75)	—	—		(2.75)	146.74	(13.01)	(12.94)	1.03	0.95	1.88	1.95	355,626	—
Year ended May 31, 2018(s)(ii)	267.36	1.44	(96.67)		—	(95.23)	(0.52)	—	—		(0.52)	171.61	(35.64)	(35.63)	1.02	0.95	0.59	0.66	257,160	—
Year ended May 31, 2017(s)(ii)	462.33	(1.78)	(193.19)		—	(194.97)	—	—	—		—	267.36	(42.17)	(42.27)	1.03	0.95	(0.56)	(0.48)	281,358	—
Year ended May 31, 2016(s)(ii)	538.16	(4.29)	(71.54)		—	(75.83)	—	—	—		—	462.33	(14.09)	(14.04)	1.03	0.95	(0.91)	(0.83)	389,736	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2020 (Unaudited)	$17.38	$(0.07)	$(4.21)	$—	$(4.28)	$—	$—	$—		$—	$13.10	(24.64)%	(24.66)%	1.19%	0.95%	(1.17)%	(0.93)%	$30,070	—%
Year ended May 31, 2020	22.65	0.08	(5.06)	—	(4.98)	(0.27)	—	(0.02	)#	(0.29)	17.38	(22.18)	(22.10)	1.31	0.95	0.06	0.42	54,669	—
Year ended May 31, 2019	30.41	0.33	(7.87)	—	(7.54)	(0.22)	—	—		(0.22)	22.65	(24.94)	(24.88)	1.32	0.95	0.88	1.25	21,421	—
Year ended May 31, 2018	32.86	0.05	(2.50)	—	(2.45)	—	—	—		—	30.41	(7.45)	(7.63)	1.18	0.95	(0.07)	0.16	21,160	—
Year ended May 31, 2017	38.46	(0.19)	(5.41)	—	(5.60)	—	—	—		—	32.86	(14.57)	(14.50)	1.19	0.95	(0.78)	(0.53)	34,364	—
Year ended May 31, 2016	50.39	(0.38)	(11.55)	—	(11.93)	—	—	—		—	38.46	(23.67)	(23.68)	1.24	0.95	(1.09)	(0.80)	38,299	—
UltraShort Russell2000
Six Months ended November 30, 2020(ii) (Unaudited)	46.41	(0.14)	(22.39)	—	(22.53)	—	—	—		—	23.88	(48.56)	(48.58)	1.08	0.95	(0.93)	(0.80)	81,532	—
Year ended May 31, 2020(ii)	67.88	0.31	(21.10)	—	(20.79)	(0.60)	—	(0.08	)#	(0.68)	46.41	(30.85)	(30.72)	1.09	0.95	0.38	0.52	132,947	—
Year ended May 31, 2019(ii)	59.72	0.71	8.10	—	8.81	(0.65)	—	—		(0.65)	67.88	14.83	14.83	1.08	0.95	1.03	1.16	98,592	—
Year ended May 31, 2018(ii)	90.34	0.35	(30.84)	—	(30.49)	(0.13)	—	—		(0.13)	59.72	(33.77)	(33.84)	1.06	0.95	0.36	0.47	88,972	—
Year ended May 31, 2017(ii)	141.37	(0.43)	(50.60)	—	(51.03)	—	—	—		—	90.34	(36.10)	(36.12)	1.05	0.95	(0.51)	(0.41)	174,120	—
Year ended May 31, 2016(ii)	142.05	(1.28)	0.60	—	(0.68)	—	—	—		—	141.37	(0.48)	(0.62)	1.04	0.95	(0.91)	(0.82)	217,694	—
See accompanying notes to the financial statements.

280 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2020 (Unaudited)	$20.57	$(0.06)	$(7.13)		$—	$(7.19)	$—	$—	$—		$—	$13.38	(34.95)%	(35.07)%	0.90%	0.90%	(0.71)%	(0.71)%	$851,121	—%
Year ended May 31, 2020	35.25	0.23	(14.49)		—	(14.26)	(0.36)	—	(0.06	)#	(0.42)	20.57	(40.80)	(40.72)	0.91	0.91	0.83	0.83	1,480,039	—
Year ended May 31, 2019	38.73	0.59	(3.51)		—	(2.92)	(0.56)	—	—		(0.56)	35.25	(7.60)	(7.60)	0.89	0.89	1.65	1.65	1,131,491	—
Year ended May 31, 2018(q)	51.32	0.28	(12.76)		—	(12.48)	(0.11)	—	—		(0.11)	38.73	(24.31)	(24.33)	0.90	0.90	0.63	0.63	848,104	—
Year ended May 31, 2017(q)	72.17	(0.27)	(20.58)		—	(20.85)	—	—	—		—	51.32	(28.89)	(29.00)	0.89	0.89	(0.44)	(0.44)	1,418,175	—
Year ended May 31, 2016(q)	81.21	(0.62)	(8.42)		—	(9.04)	—	—	—		—	72.17	(11.13)	(10.94)	0.90	0.90	(0.76)	(0.76)	2,167,620	—
UltraShort Semiconductors
Six Months ended November 30, 2020(ee) (Unaudited)	32.01	(0.11)	(16.79)		—	(16.90)	—	—	—		—	15.11	(52.78)	(52.87)	2.24	0.95	(2.23)	(0.93)	4,131	—
Year ended May 31, 2020(ee)	130.05	0.29	(97.53)		—	(97.24)	(0.75)	—	(0.05	)#	(0.80)	32.01	(75.16)	(75.02)	1.85	0.95	(0.45)	0.45	7,554	—
Year ended May 31, 2019(x)(ee)	119.27	1.48	10.64	(i)	—	12.12	(1.34)	—	—		(1.34)	130.05	10.15	9.44	2.47	0.95	(0.33)	1.19	7,119	—
Year ended May 31, 2018(t)(x)(ee)	246.67	0.47	(127.87)		—	(127.40)	—	—	—		—	119.27	(51.65)	(51.57)	2.71	0.95	(1.50)	0.26	3,920	—
Year ended May 31, 2017(t)(x)(ee)	587.86	(1.93)	(339.26)		—	(341.19)	—	—	—		—	246.67	(58.04)	(58.54)	2.33	0.95	(1.90)	(0.52)	4,255	—
Year ended May 31, 2016(t)(x)(ee)	645.82	(6.32)	(51.64	)(i)	—	(57.96)	—	—	—		—	587.86	(8.98)	(7.47)	3.31	0.95	(3.21)	(0.84)	2,792	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2020(gg) (Unaudited)	$23.08	$(0.08)	$(11.12)	$—	$(11.20)	$—	$—	$—		$—	$11.88	(48.51)%	(48.17)%	1.96%	0.95%	(1.95)%	(0.94)%	$4,297	—%
Year ended May 31, 2020(gg)	30.98	(0.03)	(7.68)	—	(7.71)	(0.19)	—	—		(0.19)	23.08	(24.97)	(25.26)	2.65	0.95	(1.82)	(0.11)	9,499	—
Year ended May 31, 2019(gg)	26.32	0.33	4.59	—	4.92	(0.26)	—	—		(0.26)	30.98	18.83	17.33	3.39	0.95	(1.22)	1.22	3,459	—
Year ended May 31, 2018(gg)	41.19	0.07	(14.94)	—	(14.87)	—	—	—		—	26.32	(36.11)	(35.88)	3.37	0.95	(2.21)	0.22	2,281	—
Year ended May 31, 2017(gg)	63.58	(0.29)	(22.10)	—	(22.39)	—	—	—		—	41.19	(35.22)	(34.72)	3.22	0.95	(2.86)	(0.59)	2,540	—
Year ended May 31, 2016(gg)	71.71	(0.62)	(7.51)	—	(8.13)	—	—	—		—	63.58	(11.34)	(10.55)	2.89	0.95	(2.78)	(0.83)	3,920	—
UltraShort Technology
Six Months ended November 30, 2020(ee) (Unaudited)	29.81	(0.10)	(13.87)	—	(13.97)	—	—	—		—	15.84	(46.86)	(46.90)	2.27	0.95	(2.26)	(0.94)	5,747	—
Year ended May 31, 2020(ee)	85.14	0.26	(54.93)	—	(54.67)	(0.62)	—	(0.04	)#	(0.66)	29.81	(64.62)	(64.72)	2.40	0.95	(0.95)	0.50	4,856	—
Year ended May 31, 2019(x)(ee)	101.53	1.21	(16.72)	—	(15.51)	(0.88)	—	—		(0.88)	85.14	(15.34)	(15.28)	2.68	0.95	(0.43)	1.30	5,354	—
Year ended May 31, 2018(x)(ee)	176.17	0.28	(74.92)	—	(74.64)	—	—	—		—	101.53	(42.37)	(42.74)	2.87	0.95	(1.71)	0.21	3,212	—
Year ended May 31, 2017(x)(ee)	337.80	(1.52)	(160.11)	—	(161.63)	—	—	—		—	176.17	(47.85)	(47.52)	2.78	0.95	(2.43)	(0.59)	2,270	—
Year ended May 31, 2016(x)(ee)	386.27	(3.35)	(45.12)	—	(48.47)	—	—	—		—	337.80	(12.55)	(12.30)	2.22	0.95	(2.12)	(0.85)	4,352	—

See accompanying notes to the financial statements.

282 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Six Months ended November 30, 2020(gg) (Unaudited)	$23.04	$(0.10)	$(3.97)		$—	$(4.07)	$—	$—	$—		$—	$18.97	(17.65)%	(17.55)%	4.27%	0.95%	(4.26)%	(0.94)%	$2,490	—%
Year ended May 31, 2020(gg)	37.28	0.10	(14.11)		—	(14.01)	(0.21)	—	(0.02	)#	(0.23)	23.04	(37.75)	(37.77)	2.66	0.95	(1.39)	0.33	1,872	—
Year ended May 31, 2019(gg)	51.64	0.21	(14.50)		—	(14.29)	(0.07)	—	—		(0.07)	37.28	(27.69)	(27.75)	2.41	0.95	(0.98)	0.49	4,427	—
Year ended May 31, 2018(gg)	51.81	(0.08)	(0.09	)(i)	—	(0.17)	—	—	—		—	51.64	(0.32)	0.00 (j)	1.78	0.95	(0.98)	(0.15)	5,487	—
Year ended May 31, 2017(gg)	70.34	(0.39)	(18.14)		—	(18.53)	—	—	—		—	51.81	(26.35)	(26.83)	1.72	0.95	(1.39)	(0.62)	7,447	—
Year ended May 31, 2016(gg)	101.61	(0.82)	(30.45)		—	(31.27)	—	—	—		—	70.34	(30.77)	(30.06)	2.63	0.95	(2.53)	(0.85)	3,956	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 283

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 17, 2017.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2018.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2018.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 24, 2018.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 24, 2018.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2019.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2019.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 21, 2020.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective April 21, 2020.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.

(gg)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

(hh)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.

(ii)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

See accompanying notes to the financial statements.

284 :: FINANCIAL HIGHLIGHTSPROSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 285

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 113 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

ProShares Ultra Communication Services Select Sector, ProShares and ProShares UltraShort Communication Services Select Sector were liquidated on October 13, 2020.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraShort 7-10 Year Treasury and ProShares UltraShort 20+ Year Treasury is typically calculated as of 3:00 p.m. (Eastern Time) on each business day.

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

286 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2020, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short 7-10 Year Treasury	—	—	$(1,726)	—	—	—	$19,031,275	$(1,833,403)	$19,031,275	$(1,835,129)
Short 20+ Year Treasury	—	—	(42,167)	—	—	$94,976,522	130,421,918	1,756,997	225,398,440	1,714,830
Short Basic Materials	—	—	—	—	—	—	1,235,052	(489,267)	1,235,052	(489,267)
Short Dow30SM	—	—	(883,142)	—	—	234,955,507	134,969,378	(57,285,741)	369,924,885	(58,168,883)
Short Financials	—	—	—	—	—	—	15,869,503	(7,162,196)	15,869,503	(7,162,196)
Short FTSE China 50	—	—	—	—	—	—	5,038,596	(1,190,594)	5,038,596	(1,190,594)
Short High Yield	—	—	—	—	—	—	51,227,200	(5,164,058)	51,227,200	(5,164,058)
Short MidCap400	—	—	(15,733)	—	—	—	21,584,678	(9,356,176)	21,584,678	(9,371,909)
Short MSCI EAFE	—	—	—	—	—	—	20,642,044	(11,127,520)	20,642,044	(11,127,520)
Short MSCI Emerging Markets	—	—	—	—	—	—	36,220,128	(19,959,776)	36,220,128	(19,959,776)
Short Oil & Gas	—	—	—	—	—	—	2,911,905	(1,077,920)	2,911,905	(1,077,920)
Short QQQ	—	—	(999,764)	—	—	499,902,290	139,845,022	(150,062,447)	639,747,312	(151,062,211)
Short Real Estate	—	—	—	—	—	—	16,137,991	(5,822,662)	16,137,991	(5,822,662)
Short Russell2000	—	—	(953,477)	—	—	229,956,957	71,374,057	(121,707,723)	301,331,014	(122,661,200)
Short S&P500®	—	—	(2,836,595)	—	—	2,339,548,223	126,899,645	(333,695,604)	2,466,447,868	(336,532,199)
Short SmallCap600	—	—	—	—	—	—	8,134,174	(6,449,402)	8,134,174	(6,449,402)
Ultra 7-10 Year Treasury	—	—	3,267	—	—	27,240,373	2,473,114	2,422,291	29,713,487	2,425,558
Ultra 20+ Year Treasury	—	—	4,055	—	—	27,953,015	19,021,103	7,314,178	46,974,118	7,318,233
Ultra Basic Materials	$30,019,676	—	—	—	—	—	2,463,122	4,377,443	32,482,798	4,377,443
Ultra Consumer Goods	6,959,665	$17,043	—	—	—	—	453,587	2,930,389	7,430,295	2,930,389
Ultra Consumer Services	17,172,344	11,215	—	—	—	—	1,240,313	6,881,518	18,423,872	6,881,518
Ultra Dow30SM	214,718,499	—	1,479,166	—	—	—	138,056,861	12,785,230	352,775,360	14,264,396
Ultra Financials	356,210,692	387,067	—	—	—	—	491,123	178,189,353	357,088,882	178,189,353

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 287

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra FTSE China 50	—	—	—	—	—	—	$19,321,817	$5,934,505	$19,321,817	$5,934,505
Ultra FTSE Europe	—	—	—	—	—	—	1,769,249	893,446	1,769,249	893,446
Ultra Health Care	$81,882,529	$10,780	—	—	—	—	11,448,261	11,582,091	93,341,570	11,582,091
Ultra High Yield	—	—	—	—	—	—	4,254,962	354,128	4,254,962	354,128
Ultra Industrials	13,753,762	7,203	—	—	—	—	3,754,477	1,272,228	17,515,442	1,272,228
Ultra MidCap400	122,728,858	325,940	$1,062,559	—	—	—	10,713,128	3,820,806	133,767,926	4,883,365
Ultra MSCI Brazil Capped	—	—	—	—	—	—	4,161,097	(471,113)	4,161,097	(471,113)
Ultra MSCI EAFE	—	—	—	—	—	—	4,656,486	1,831,043	4,656,486	1,831,043
Ultra MSCI Emerging Markets	—	—	—	—	—	—	27,567,687	9,192,178	27,567,687	9,192,178
Ultra MSCI Japan	—	—	—	—	—	—	2,175,169	1,389,299	2,175,169	1,389,299
Ultra Nasdaq Biotechnology	133,953,919	1,328,924	—	—	$11,641	—	10,746,418	43,166,012	146,040,902	43,166,012
Ultra Oil & Gas	84,244,598	63,342	—	—	—	—	19,195,564	(11,306,919)	103,503,504	(11,306,919)
Ultra QQQ	2,863,763,857	—	11,960,461	—	—	—	78,533,593	586,001,246	2,942,297,450	597,961,707
Ultra Real Estate	61,063,090	—	—	—	—	—	28,781,489	(21,286,275)	89,844,579	(21,286,275)
Ultra Russell2000	308,692,746	6,937,416	1,089,173	—	—	—	155,811,079	8,506,543	471,441,241	9,595,716
Ultra S&P500®	2,294,354,495	628,452	13,124,184	—	—	—	41,256,942	513,209,991	2,336,239,889	526,334,175
Ultra Semiconduc- tors	107,036,705	23,700	—	—	—	—	26,681,267	17,900,302	133,741,672	17,900,302
Ultra SmallCap600	14,544,640	185,763	—	—	—	—	5,451,097	1,108,944	20,181,500	1,108,944
Ultra Technology	479,923,589	30,790	—	—	—	—	29,387,248	187,758,297	509,341,627	187,758,297
Ultra Telecommuni- cations	679,532	2,798	—	—	—	—	91,111	(179,047)	773,441	(179,047)
Ultra Utilities	8,912,812	—	—	—	—	—	4,014,149	(2,748,612)	12,926,961	(2,748,612)
UltraPro Dow30SM	483,702,489	—	(94,343)	—	—	—	44,396,884	164,607,852	528,099,373	164,513,509
UltraPro MidCap400	20,295,162	59,933	250,482	—	—	—	2,242,142	10,308,869	22,597,237	10,559,351
UltraPro QQQ	7,412,446,425	—	21,624,209	—	—	—	860,514,740	936,962,617	8,272,961,165	958,586,826
UltraPro Russell2000	173,988,458	4,232,087	1,443,969	—	—	—	33,111,405	43,856,379	211,331,950	45,300,348
UltraPro S&P500®	979,047,498	213,420	5,480,806	—	—	—	212,242,112	344,353,736	1,191,503,030	349,834,542
UltraPro Short 20+ Year Treasury	—	—	(3,514)	—	—	—	20,757,874	(552,685)	20,757,874	(556,199)

288 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short Dow30SM	—	—	$(339,502)	—	—	$854,856,143	$272,412,684	$(775,410,495)	$1,127,268,827	$(775,749,997)
UltraPro Short MidCap400	—	—	(7,867)	—	—	—	8,951,626	(10,547,838)	8,951,626	(10,555,705)
UltraPro Short QQQ	—	—	(3,293,733)	—	—	1,824,557,616	331,242,231	(931,331,558)	2,155,799,847	(934,625,291)
UltraPro Short Russell2000	—	—	(671,941)	—	—	94,978,633	67,248,951	(262,185,343)	162,227,584	(262,857,284)
UltraPro Short S&P500®	—	—	(278,153)	—	—	1,354,753,345	307,162,998	(1,195,731,903)	1,661,916,343	(1,196,010,056)
UltraShort 7-10 Year Treasury	—	—	(1,381)	—	—	—	24,947,956	(6,872,487)	24,947,956	(6,873,868)
UltraShort 20+ Year Treasury	—	—	(94,875)	—	—	309,931,318	179,377,038	(74,897,013)	489,308,356	(74,991,888)
UltraShort Basic Materials	—	—	—	—	—	—	1,839,871	(803,915)	1,839,871	(803,915)
UltraShort Consumer Goods	—	—	—	—	—	—	1,028,853	(674,248)	1,028,853	(674,248)
UltraShort Consumer Services	—	—	—	—	—	—	1,082,700	(707,471)	1,082,700	(707,471)
UltraShort Dow30SM	—	—	(172,676)	—	—	114,973,846	54,507,521	(124,715,856)	169,481,367	(124,888,532)
UltraShort Financials	—	—	—	—	—	—	16,420,472	(23,136,928)	16,420,472	(23,136,928)
UltraShort FTSE China 50	—	—	—	—	—	—	20,187,161	(16,734,995)	20,187,161	(16,734,995)
UltraShort FTSE Europe	—	—	—	—	—	—	10,057,427	(15,580,896)	10,057,427	(15,580,896)
UltraShort Health Care	—	—	—	—	—	—	1,500,072	(238,424)	1,500,072	(238,424)
UltraShort Industrials	—	—	—	—	—	—	970,911	(1,259,484)	970,911	(1,259,484)
UltraShort MidCap400	—	—	(8,771)	—	—	—	3,466,716	(3,216,362)	3,466,716	(3,225,133)
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	11,776,247	(17,288,655)	11,776,247	(17,288,655)
UltraShort MSCI EAFE	—	—	—	—	—	—	2,167,077	(1,368,428)	2,167,077	(1,368,428)
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	8,187,178	(11,197,158)	8,187,178	(11,197,158)
UltraShort MSCI Japan	—	—	—	—	—	—	4,491,906	(3,675,406)	4,491,906	(3,675,406)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	10,227,534	(9,140,675)	10,227,534	(9,140,675)
UltraShort Oil & Gas	—	—	—	—	—	—	16,074,692	(10,647,070)	16,074,692	(10,647,070)
UltraShort QQQ	—	—	(394,919)	—	—	264,948,833	110,739,641	(228,711,760)	375,688,474	(229,106,679)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 289

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort Real Estate	—	—	—	—	—	—	$26,817,156	$(23,471,021)	$26,817,156	$(23,471,021)
UltraShort Russell2000	—	—	$(410,798)	—	—	$94,978,633	27,932,276	(157,095,202)	122,910,909	(157,506,000)
UltraShort S&P500®	—	—	(546,045)	—	—	884,836,639	251,507,786	(392,363,765)	1,136,344,425	(392,909,810)
UltraShort Semiconduc- tors	—	—	—	—	—	—	4,351,762	(3,599,673)	4,351,762	(3,599,673)
UltraShort SmallCap600	—	—	—	—	—	—	4,210,644	(8,623,806)	4,210,644	(8,623,806)
UltraShort Technology	—	—	—	—	—	—	5,465,171	(3,403,726)	5,465,171	(3,403,726)
UltraShort Utilities	—	—	—	—	—	—	1,797,377	(1,242,368)	1,797,377	(1,242,368)

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

290 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

On November 30, 2020, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.08%, dated 11/30/2020 due 12/01/2020 (a)	Barclays Capital, Inc., 0.07%, dated 11/30/2020 due 12/01/2020 (b)	BNP Paribas Securities Corp., 0.07%, dated 11/30/2020 due 12/01/2020 (c)	ING Financial Markets LLC, 0.07.%, dated 11/30/2020 due 12/01/2020 (d)	Total
Short 7-10 Year Treasury	$2,434,030	$3,986,856	$7,831,225	$4,779,164	$19,031,275
Short 20+ Year Treasury	16,680,479	27,322,051	53,667,629	32,751,759	130,421,918
Short Basic Materials	157,959	258,731	508,214	310,148	1,235,052
Short Dow30SM	17,262,082	28,274,697	55,538,875	33,893,724	134,969,378
Short Financials	2,029,651	3,324,497	6,530,180	3,985,175	15,869,503
Short FTSE China 50	644,418	1,055,534	2,073,344	1,265,300	5,038,596
Short High Yield	6,551,769	10,731,572	21,079,604	12,864,255	51,227,200
Short MidCap400	2,760,600	4,521,768	8,881,931	5,420,379	21,584,678
Short MSCI EAFE	2,640,041	4,324,296	8,494,044	5,183,663	20,642,044
Short MSCI Emerging Markets	4,632,420	7,587,744	14,904,308	9,095,656	36,220,128
Short Oil & Gas	372,422	610,015	1,198,226	731,242	2,911,905
Short QQQ	17,885,660	29,296,094	57,545,165	35,118,103	139,845,022
Short Real Estate	2,063,989	3,380,743	6,640,661	4,052,598	16,137,991
Short Russell2000	9,128,477	14,952,131	29,369,883	17,923,566	71,374,057
Short S&P500®	16,229,994	26,584,171	52,218,241	31,867,239	126,899,645
Short SmallCap600	1,040,331	1,704,026	3,347,151	2,042,666	8,134,174
Ultra 7-10 Year Treasury	316,302	518,092	1,017,668	621,052	2,473,114
Ultra 20+ Year Treasury	2,432,728	3,984,725	7,827,040	4,776,610	19,021,103
Ultra Basic Materials	315,024	515,999	1,013,556	618,543	2,463,122
Ultra Consumer Goods	58,012	95,022	186,648	113,905	453,587
Ultra Consumer Services	158,631	259,833	510,379	311,470	1,240,313
Ultra Dow30SM	17,656,960	28,921,493	56,809,350	34,669,058	138,056,861
Ultra Financials	62,813	102,885	202,093	123,332	491,123
Ultra FTSE China 50	2,471,189	4,047,721	7,950,781	4,852,126	19,321,817
Ultra FTSE Europe	226,281	370,639	728,032	444,297	1,769,249
Ultra Health Care	1,464,190	2,398,293	4,710,872	2,874,906	11,448,261
Ultra High Yield	544,194	891,371	1,750,884	1,068,513	4,254,962
Ultra Industrials	480,183	786,525	1,544,939	942,830	3,754,477
Ultra MidCap400	1,370,169	2,244,290	4,408,371	2,690,298	10,713,128
Ultra MSCI Brazil Capped	532,188	871,708	1,712,260	1,044,941	4,161,097
Ultra MSCI EAFE	595,548	975,486	1,916,108	1,169,344	4,656,486
Ultra MSCI Emerging Markets	3,525,805	5,775,147	11,343,894	6,922,841	27,567,687
Ultra MSCI Japan	278,196	455,675	895,066	546,232	2,175,169
Ultra Nasdaq Biotechnology	1,374,427	2,251,264	4,422,069	2,698,658	10,746,418
Ultra Oil & Gas	2,455,041	4,021,273	7,898,829	4,820,421	19,195,564
Ultra QQQ	10,044,155	16,451,980	32,315,978	19,721,480	78,533,593
Ultra Real Estate	3,681,046	6,029,426	11,843,365	7,227,652	28,781,489
Ultra Russell2000	19,927,658	32,640,820	64,115,076	39,127,525	155,811,079
Ultra S&P500®	5,276,610	8,642,906	16,976,918	10,360,508	41,256,942
Ultra Semiconductors	3,412,435	5,589,451	10,979,139	6,700,242	26,681,267
Ultra SmallCap600	697,175	1,141,949	2,243,085	1,368,888	5,451,097
Ultra Technology	3,758,520	6,156,326	12,092,630	7,379,772	29,387,248
Ultra Telecommunications	11,652	19,087	37,492	22,880	91,111
Ultra Utilities	513,395	840,923	1,651,792	1,008,039	4,014,149
UltraPro Dow30SM	5,678,196	9,300,691	18,268,981	11,149,016	44,396,884
UltraPro MidCap400	286,762	469,706	922,624	563,050	2,242,142
UltraPro QQQ	110,056,642	180,268,990	354,095,284	216,093,824	860,514,740
UltraPro Russell2000	4,234,826	6,936,499	13,625,092	8,314,988	33,111,405
UltraPro S&P500®	27,144,979	44,462,540	87,336,018	53,298,575	212,242,112
UltraPro Short 20+ Year Treasury	2,654,855	4,348,561	8,541,708	5,212,750	20,757,874

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 291

Fund Name	Bank of America Securities, Inc., 0.08%, dated 11/30/2020 due 12/01/2020 (a)	Barclays Capital, Inc., 0.07%, dated 11/30/2020 due 12/01/2020 (b)	BNP Paribas Securities Corp., 0.07%, dated 11/30/2020 due 12/01/2020 (c)	ING Financial Markets LLC, 0.07.%, dated 11/30/2020 due 12/01/2020 (d)	Total
UltraPro Short Dow30SM	$34,840,572	$57,067,657	$112,095,751	$68,408,704	$272,412,684
UltraPro Short MidCap400	1,144,880	1,875,273	3,683,526	2,247,947	8,951,626
UltraPro Short QQQ	42,364,652	69,391,842	136,303,664	83,182,073	331,242,231
UltraPro Short Russell2000	8,600,891	14,087,964	27,672,433	16,887,663	67,248,951
UltraPro Short S&P500®	39,285,008	64,347,490	126,395,242	77,135,258	307,162,998
UltraShort 7-10 Year Treasury	3,190,751	5,226,340	10,265,895	6,264,970	24,947,956
UltraShort 20+ Year Treasury	22,941,658	37,577,645	73,812,289	45,045,446	179,377,038
UltraShort Basic Materials	235,313	385,433	757,093	462,032	1,839,871
UltraShort Consumer Goods	131,586	215,535	423,365	258,367	1,028,853
UltraShort Consumer Services	138,473	226,814	445,523	271,890	1,082,700
UltraShort Dow30SM	6,971,309	11,418,766	22,429,431	13,688,015	54,507,521
UltraShort Financials	2,100,118	3,439,920	6,756,899	4,123,535	16,420,472
UltraShort FTSE China 50	2,581,863	4,229,002	8,306,864	5,069,432	20,187,161
UltraShort FTSE Europe	1,286,307	2,106,928	4,138,555	2,525,637	10,057,427
UltraShort Health Care	191,854	314,250	617,268	376,700	1,500,072
UltraShort Industrials	124,176	203,396	399,523	243,816	970,911
UltraShort MidCap400	443,380	726,241	1,426,528	870,567	3,466,716
UltraShort MSCI Brazil Capped	1,506,139	2,467,002	4,845,836	2,957,270	11,776,247
UltraShort MSCI EAFE	277,161	453,980	891,736	544,200	2,167,077
UltraShort MSCI Emerging Markets	1,047,110	1,715,129	3,368,962	2,055,977	8,187,178
UltraShort MSCI Japan	574,498	941,008	1,848,385	1,128,015	4,491,906
UltraShort Nasdaq Biotechnology	1,308,063	2,142,563	4,208,553	2,568,355	10,227,534
UltraShort Oil & Gas	2,055,894	3,367,483	6,614,613	4,036,702	16,074,692
UltraShort QQQ	14,163,189	23,198,816	45,568,522	27,809,114	110,739,641
UltraShort Real Estate	3,429,815	5,617,918	11,035,056	6,734,367	26,817,156
UltraShort Russell2000	3,572,434	5,851,525	11,493,919	7,014,398	27,932,276
UltraShort S&P500®	32,166,912	52,688,295	103,493,545	63,159,034	251,507,786
UltraShort Semiconductors	556,574	911,649	1,790,717	1,092,822	4,351,762
UltraShort SmallCap600	538,526	882,087	1,732,647	1,057,384	4,210,644
UltraShort Technology	698,975	1,144,897	2,248,877	1,372,422	5,465,171
UltraShort Utilities	229,878	376,532	739,607	451,360	1,797,377
	$564,909,068	$925,301,602	$1,817,533,526	$1,109,186,675	$4,416,930,871

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2020 as follows:

(a)  U.S. Treasury Notes, 0.13% to 0.75%, due 7/15/2021 to 1/15/2030, which had an aggregate value at the Trust level of $586,500,108.

(b)  U.S. Treasury Bonds, 3%, due 5/15/2045; U.S. Treasury Notes, 0.50% to 2.63%, due 4/30/2024 to 2/15/2029, which had an aggregate value at the Trust level of $960,666,927.

(c)  U.S. Treasury Bills, 0%, due 3/25/2021 to 10/7/2021; U.S. Treasury Bonds, 0% to 8.13%, due 5/15/2021 to 11/15/2049; U.S. Treasury Notes, 0.13% to 2.88%, due 1/15/2022 to 1/15/2030, which had an aggregate value at the Trust level of $1,887,000,227.

(d)  Federal Farm Credit Bank, 0% to 1.88%, due 1/14/2021 to 6/2/2022; Federal Home Loan Bank, 0% to 5.50%, due 12/7/2020 to 7/15/2036; Federal Home Loan Mortgage Corp., 0% to 0.70%, due 6/10/2024 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 5/15/2030 to 11/15/2030; U.S. Treasury Bills, 0%, due 12/1/2020 to 1/7/2021; U.S. Treasury Bonds, 1.38%, due 11/15/2040; U.S. Treasury Notes, 0.13% to 2.88%, due 10/31/2021 to 11/15/2030, which had an aggregate value at the Trust level of $1,151,580,124.
Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

292 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to (lower rated) debt instruments (also known as "junk bonds"), that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares Ultra Consumer Services, ProShares Ultra Financials, ProShares Ultra Technology, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro QQQ, ProShares UltraPro Russell2000, ProShares UltraPro S&P500®, ProShares UltraPro Short Dow 30SM, ProShares UltraPro MidCap400, ProShares UltraPro Short QQQ, ProShares UltraPro Short Russell2000, ProShares UltraPro Short S&P500®, ProShares UltraShort Basic Materials, ProShares UltraShort Dow30SM, ProShares UltraShort Consumer Services, ProShares UltraShort Financials, ProShares UltraShort MidCap400, ProShares UltraShort QQQ, ProShares UltraShort S&P500®, ProShares UltraShort SmallCap600, ProShares UltraShort Technology and ProShares UltraShort Utilities (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 293

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra Dow30SM	126%
Ultra High Yield	175%
Ultra Russell2000	124%
Ultra SmallCap600	125%
UltraPro MidCap400	227%
UltraPro Russell2000	220%
UltraPro S&P500®	230%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security, currency or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between

294 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 295

the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2020 contractually terminate within 16 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2020

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short 7-10 Year Treasury	—		Short 7-10 Year Treasury	$1,835,129
		Short 20+ Year Treasury	$2,164,384		Short 20+ Year Treasury	449,554
		Short Basic Materials	—		Short Basic Materials	489,267
		Short Dow30SM	1,931,397		Short Dow30SM	60,100,280
		Short Financials	320,536		Short Financials	7,482,732
		Short FTSE China 50	3,147		Short FTSE China 50	1,193,741
		Short High Yield	9,951,370		Short High Yield	15,115,428
		Short MidCap400	—		Short MidCap400	9,371,909
		Short MSCI EAFE	—		Short MSCI EAFE	11,127,520
		Short MSCI Emerging Markets	—		Short MSCI Emerging Markets	19,959,776
		Short Oil & Gas	223,046		Short Oil & Gas	1,300,966
		Short QQQ	2,030,925		Short QQQ	153,093,136
		Short Real Estate	109,106		Short Real Estate	5,931,768

296 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short Russell2000	—		Short Russell2000	$122,661,200
		Short S&P500®	—		Short S&P500®	336,532,199
		Short SmallCap600	—		Short SmallCap600	6,449,402
		Ultra 7-10 Year Treasury	$2,512,683		Ultra 7-10 Year Treasury	87,125
		Ultra 20+ Year Treasury	7,393,586		Ultra 20+ Year Treasury	75,353
		Ultra Basic Materials	5,786,910		Ultra Basic Materials	1,409,467
		Ultra Consumer Goods	2,930,389		Ultra Consumer Goods	—
		Ultra Consumer Services	6,881,518		Ultra Consumer Services	—
		Ultra Dow30SM	39,400,815		Ultra Dow30SM	25,136,419
		Ultra Financials	178,251,318		Ultra Financials	61,965
		Ultra FTSE China 50	7,084,423		Ultra FTSE China 50	1,149,918
		Ultra FTSE Europe	1,462,863		Ultra FTSE Europe	569,417
		Ultra Health Care	12,668,076		Ultra Health Care	1,085,985
		Ultra High Yield	354,128		Ultra High Yield	—
		Ultra Industrials	2,233,845		Ultra Industrials	961,617
		Ultra MidCap400	7,564,360		Ultra MidCap400	2,680,995
		Ultra MSCI Brazil Capped	330,988		Ultra MSCI Brazil Capped	802,101
		Ultra MSCI EAFE	1,873,672		Ultra MSCI EAFE	42,629
		Ultra MSCI Emerging Markets	9,517,695		Ultra MSCI Emerging Markets	325,517
		Ultra MSCI Japan	1,663,527		Ultra MSCI Japan	274,228
		Ultra Nasdaq Biotechnology	43,166,012		Ultra Nasdaq Biotechnology	—
		Ultra Oil & Gas	6,368,831		Ultra Oil & Gas	17,675,750
		Ultra QQQ	597,961,707		Ultra QQQ	—
		Ultra Real Estate	825,837		Ultra Real Estate	22,112,112
		Ultra Russell2000	26,848,525		Ultra Russell2000	17,252,809
		Ultra S&P500®	526,334,175		Ultra S&P500®	—
		Ultra Semiconductors	17,900,302		Ultra Semiconductors	—
		Ultra SmallCap600	2,112,459		Ultra SmallCap600	1,003,515
		Ultra Technology	187,758,297		Ultra Technology	—
		Ultra Telecommunications	23,572		Ultra Telecommunications	202,619
		Ultra Utilities	45,398		Ultra Utilities	2,794,010
		UltraPro Dow30SM	164,607,852		UltraPro Dow30SM	94,343
		UltraPro MidCap400	10,559,351		UltraPro MidCap400	—
		UltraPro QQQ	1,112,061,195		UltraPro QQQ	153,474,369
		UltraPro Russell2000	45,300,348		UltraPro Russell2000	—
		UltraPro S&P500®	471,771,277		UltraPro S&P500®	121,936,735
		UltraPro Short 20+ Year Treasury	1,319,788		UltraPro Short 20+ Year Treasury	1,875,987

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 297

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraPro Short Dow30SM	—		UltraPro Short Dow30SM	$775,749,997
		UltraPro Short MidCap400	—		UltraPro Short MidCap400	10,555,705
		UltraPro Short QQQ	$3,611,508		UltraPro Short QQQ	938,236,799
		UltraPro Short Russell2000	—		UltraPro Short Russell2000	262,857,284
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	1,196,010,056
		UltraShort 7-10 Year Treasury	—		UltraShort 7-10 Year Treasury	6,873,868
		UltraShort 20+ Year Treasury	1,531,997		UltraShort 20+ Year Treasury	76,523,885
		UltraShort Basic Materials	65,604		UltraShort Basic Materials	869,519
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	674,248
		UltraShort Consumer Services	98,967		UltraShort Consumer Services	806,438
		UltraShort Dow30SM	—		UltraShort Dow30SM	124,888,532
		UltraShort Financials	2,615,341		UltraShort Financials	25,752,269
		UltraShort FTSE China 50	72,856		UltraShort FTSE China 50	16,807,851
		UltraShort FTSE Europe	—		UltraShort FTSE Europe	15,580,896
		UltraShort Health Care	—		UltraShort Health Care	238,424
		UltraShort Industrials	361,360		UltraShort Industrials	1,620,844
		UltraShort MidCap400	—		UltraShort MidCap400	3,225,133
		UltraShort MSCI Brazil Capped	2,330,747		UltraShort MSCI Brazil Capped	19,619,402
		UltraShort MSCI EAFE	15,396		UltraShort MSCI EAFE	1,383,824
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	11,197,158
		UltraShort MSCI Japan	423,911		UltraShort MSCI Japan	4,099,317
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	9,140,675
		UltraShort Oil & Gas	674,281		UltraShort Oil & Gas	11,321,351
		UltraShort QQQ	—		UltraShort QQQ	229,106,679
		UltraShort Real Estate	356,545		UltraShort Real Estate	23,827,566
		UltraShort Russell2000	526,749		UltraShort Russell2000	158,032,749
		UltraShort S&P500®	—		UltraShort S&P500®	392,909,810
		UltraShort Semiconductors	—		UltraShort Semiconductors	3,599,673
		UltraShort SmallCap600	—		UltraShort SmallCap600	8,623,806
		UltraShort Technology	—		UltraShort Technology	3,403,726
		UltraShort Utilities	188,849		UltraShort Utilities	1,431,217

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

298 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2020

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss)
on Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		Short 7-10 Year Treasury	$(1,724)	$145,016
		Short 20+ Year Treasury	(7,532,326)	7,002,805
		Short Basic Materials	—	(412,732)
		Short Dow30SM	(74,802,686)	(8,785,795)
		Short Financials	—	(5,227,334)
		Short FTSE China 50	(180,882)	(1,272,289)
		Short High Yield	—	(8,113,825)
		Short MidCap400	(7,397,888)	643,749
		Short MSCI EAFE	(3,045,624)	(4,443,801)
		Short MSCI Emerging Markets	(6,059,417)	(12,742,739)
		Short Oil & Gas	—	(219,278)
		Short QQQ	(146,043,869)	(31,820,674)
		Short Real Estate	(847,422)	(2,317,144)
		Short Russell2000	(98,222,277)	(36,041,760)
		Short S&P500®	(908,909,077)	288,119,921
		Short SmallCap600	4,554	(3,746,366)
		Ultra 7-10 Year Treasury	1,719,329	(2,124,912)
		Ultra 20+ Year Treasury	(1,753,423)	(39,571)
		Ultra Basic Materials	539,785	9,456,797
		Ultra Consumer Goods	(482,221)	3,460,251
		Ultra Consumer Services	(751,877)	7,287,686
		Ultra Dow30SM	16,369,143	50,260,780
		Ultra Financials	—	82,619,949
		Ultra FTSE China 50	2,484,957	7,465,426
		Ultra FTSE Europe	462,437	934,859
		Ultra Health Care	5,159,081	4,354,738
		Ultra High Yield	252,463	335,616
		Ultra Industrials	430,510	5,008,748
		Ultra MidCap400	(45,780)	27,858,711
		Ultra MSCI Brazil Capped	1,894,335	372,826
		Ultra MSCI EAFE	1,045,610	1,311,652
		Ultra MSCI Emerging Markets	1,376,707	11,583,808
		Ultra MSCI Japan	1,343,656	21,899
		Ultra Nasdaq Biotechnology	2,542,748	10,035,451
		Ultra Oil & Gas	(4,268,129)	(2,517,507)
		Ultra QQQ	558,107,408	280,206,300
		Ultra Real Estate	(2,545,007)	9,664,061
		Ultra Russell2000	3,389,088	37,223,493
		Ultra S&P500®	33,422,251	497,680,110

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 299

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss)
on Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		Ultra Semiconductors	$17,820,520	$18,643,268
		Ultra SmallCap600	(1,458,016)	6,891,073
		Ultra Technology	(1,593,548)	167,721,911
		Ultra Telecommunications	(14,121)	76,228
		Ultra Utilities	—	1,093,520
		UltraPro Dow30SM	6,791,990	224,614,329
		UltraPro MidCap400	(2,037,758)	13,474,139
		UltraPro QQQ	3,827,797,703	(132,670,372)
		UltraPro Russell2000	57,246,495	45,089,496
		UltraPro S&P500®	132,777,845	413,020,804
		UltraPro Short 20+ Year Treasury	(2,693,472)	3,681,095
		UltraPro Short Dow30SM	(204,898,144)	(175,711,038)
		UltraPro Short MidCap400	(7,964,672)	(2,955,101)
		UltraPro Short QQQ	(1,329,006,978)	221,657,266
		UltraPro Short Russell2000	(40,126,946)	(112,172,773)
		UltraPro Short S&P500®	(540,648,488)	(121,788,974)
		UltraShort 7-10 Year Treasury	(5,248)	168,730
		UltraShort 20+ Year Treasury	(152,981,308)	156,800,314
		UltraShort Basic Materials	(2,807,787)	976,828
		UltraShort Consumer Goods	(773,859)	50,888
		UltraShort Consumer Services	(916,161)	232,440
		UltraShort Dow30SM	(40,191,502)	(29,503,713)
		UltraShort Financials	2,453,545	(16,334,166)
		UltraShort FTSE China 50	(2,957,244)	(13,349,618)
		UltraShort FTSE Europe	(332,042)	(7,426,945)
		UltraShort Health Care	(1,355,382)	855,044
		UltraShort Industrials	(1,764,150)	432,008
		UltraShort MidCap400	(3,008,052)	529,007
		UltraShort MSCI Brazil Capped	(8,306,872)	(8,628,116)
		UltraShort MSCI EAFE	—	(1,013,977)
		UltraShort MSCI Emerging Markets	(884,046)	(6,942,178)
		UltraShort MSCI Japan	—	(2,835,774)
		UltraShort Nasdaq Biotechnology	(3,489,919)	606,964
		UltraShort Oil & Gas	(7,557,321)	5,686,551
		UltraShort QQQ	(122,063,128)	(38,297,793)
		UltraShort Real Estate	(7,149,603)	(4,889,523)
		UltraShort Russell2000	(24,456,753)	(46,263,041)
		UltraShort S&P500®	(729,084,157)	222,482,498
		UltraShort Semiconductors	(1,846,057)	(2,164,542)
		UltraShort SmallCap600	(1,359,779)	(3,014,018)
		UltraShort Technology	(4,173,516)	437,551
		UltraShort Utilities	182,917	(530,829)

300 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2020, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the most recent tax years ended October 31, 2020 and October 31, 2019, were as follows:

	Year Ended October 31, 2020				Year Ended October 31, 2019
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short 7-10 Year Treasury	$54,086	—	$22,311	$76,397	$507,207	—	—	$507,207
Short 20+ Year Treasury	879,112	—	388,120	1,267,232	5,667,499	—	—	5,667,499
Short Basic Materials	3,205	—	464	3,669	9,789	—	—	9,789
Short Dow30SM	692,560	—	299,826	992,386	3,451,921	—	—	3,451,921
Short Financials	44,754	—	17,082	61,836	230,982	—	—	230,982
Short FTSE China 50	9,487	—	4,194	13,681	68,775	—	—	68,775
Short High Yield	302,085	—	107,020	409,105	1,429,897	—	—	1,429,897
Short MidCap400	23,730	—	8,940	32,670	209,870	—	—	209,870
Short MSCI EAFE	79,942	—	17,510	97,452	510,590	—	—	510,590
Short MSCI Emerging Markets	158,787	—	69,743	228,530	1,490,380	—	—	1,490,380
Short Oil & Gas	1,725	—	—	1,725	14,771	—	—	14,771
Short QQQ	1,731,258	—	896,864	2,628,122	7,806,423	—	—	7,806,423
Short Real Estate	14,657	—	6,297	20,954	113,494	—	—	113,494
Short Russell2000	878,934	—	335,476	1,214,410	4,266,234	—	—	4,266,234
Short S&P500®	6,384,895	—	2,968,113	9,353,008	28,355,045	—	—	28,355,045
Short SmallCap600	6,248	—	1,608	7,856	43,912	—	—	43,912
Ultra 7-10 Year Treasury	276,412	—	—	276,412	592,141	—	—	592,141
Ultra 20+ Year Treasury	254,346	—	—	254,346	522,234	—	—	522,234
Ultra Basic Materials	324,363	—	—	324,363	588,448	—	—	588,448
Ultra Consumer Goods	60,331	—	—	60,331	77,821	—	—	77,821
Ultra Consumer Services	25,345	—	—	25,345	44,922	—	—	44,922

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 301

	Year Ended October 31, 2020				Year Ended October 31, 2019
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Dow30SM	$2,020,171	—	—	$2,020,171	$2,257,011	—	—	$2,257,011
Ultra Financials	5,671,937	—	—	5,671,937	8,962,163	—	—	8,962,163
Ultra FTSE China 50	70,696	—	—	70,696	182,848	$312,905	—	495,753
Ultra FTSE Europe	6,679	—	—	6,679	41,048	208,619	—	249,667
Ultra Health Care	264,768	—	—	264,768	389,016	—	—	389,016
Ultra High Yield	141,213	—	—	141,213	128,229	—	—	128,229
Ultra Industrials	91,881	—	—	91,881	144,476	—	—	144,476
Ultra MidCap400	601,053	—	—	601,053	906,727	—	—	906,727
Ultra MSCI Brazil Capped	2,936	—	—	2,936	54,912	—	—	54,912
Ultra MSCI EAFE	1,483	—	—	1,483	29,663	—	—	29,663
Ultra MSCI Emerging Markets	104,695	—	—	104,695	239,090	—	—	239,090
Ultra MSCI Japan	—	—	—	—	22,360	547,764	$863	570,987
Ultra Oil & Gas	3,012,678	—	—	3,012,678	2,009,376	—	—	2,009,376
Ultra QQQ	1,126,908	—	—	1,126,908	2,999,220	—	—	2,999,220
Ultra Real Estate	1,133,608	—	—	1,133,608	1,882,894	—	—	1,882,894
Ultra Russell2000	545,106	—	—	545,106	1,074,040	—	—	1,074,040
Ultra S&P500®	8,847,651	—	—	8,847,651	14,753,774	—	—	14,753,774
Ultra Semiconductors	371,052	—	—	371,052	579,061	—	—	579,061
Ultra SmallCap600	40,638	—	—	40,638	116,424	—	—	116,424
Ultra Technology	642,135	—	—	642,135	910,173	—	—	910,173
Ultra Telecommunications	19,409	—	—	19,409	20,647	—	—	20,647
Ultra Utilities	275,313	—	—	275,313	131,110	—	—	131,110
UltraPro Dow30SM	1,951,971	—	—	1,951,971	3,523,679	—	—	3,523,679
UltraPro MidCap400	49,563	—	—	49,563	126,019	—	—	126,019
UltraPro QQQ	1,544,886	—	—	1,544,886	5,119,354	—	—	5,119,354
UltraPro Russell2000	153,599	—	—	153,599	277,446	—	—	277,446
UltraPro S&P500®	4,356,878	—	—	4,356,878	7,876,912	—	—	7,876,912
UltraPro Short 20+ Year Treasury	158,351	—	$51,453	209,804	635,577	—	—	635,577
UltraPro Short Dow30SM	938,825	—	425,931	1,364,756	4,232,901	—	—	4,232,901
UltraPro Short MidCap400	5,194	—	1,633	6,827	26,731	—	—	26,731
UltraPro Short QQQ	5,126,703	—	2,946,926	8,073,629	20,289,968	—	—	20,289,968
UltraPro Short Russell2000	260,849	—	83,391	344,240	963,252	—	—	963,252
UltraPro Short S&P500®	2,403,669	—	1,267,615	3,671,284	9,240,108	—	—	9,240,108
UltraShort 7-10 Year Treasury	197,830	—	34,057	231,887	1,253,188	—	—	1,253,188
UltraShort 20+ Year Treasury	3,480,826	—	1,226,432	4,707,258	17,397,962	—	—	17,397,962
UltraShort Basic Materials	4,529	—	—	4,529	39,107	—	—	39,107
UltraShort Consumer Goods	4,583	—	1,337	5,920	31,520	—	—	31,520

302 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2020				Year Ended October 31, 2019
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Consumer Services	$2,741	—	$542	$3,283	$20,321	—	—	$20,321
UltraShort Dow30SM	558,781	—	236,306	795,087	2,486,307	—	—	2,486,307
UltraShort Financials	79,465	—	13,854	93,319	222,378	—	—	222,378
UltraShort FTSE China 50	65,860	—	16,419	82,279	356,451	—	—	356,451
UltraShort FTSE Europe	26,995	—	9,432	36,427	144,138	—	—	144,138
UltraShort Health Care	5,765	—	2,217	7,982	30,520	—	—	30,520
UltraShort Industrials	3,504	—	—	3,504	32,148	—	—	32,148
UltraShort MidCap400	6,545	—	2,882	9,427	45,268	—	—	45,268
UltraShort MSCI Brazil Capped	113,488	—	10,347	123,835	473,927	—	—	473,927
UltraShort MSCI EAFE	2,111	—	689	2,800	25,569	—	—	25,569
UltraShort MSCI Emerging Markets	33,851	—	11,162	45,013	228,786	—	—	228,786
UltraShort MSCI Japan	2,160	—	—	2,160	14,516	—	—	14,516
UltraShort Nasdaq Biotechnology	66,167	—	29,312	95,479	407,603	—	—	407,603
UltraShort Oil & Gas	20,933	—	5,805	26,738	120,131	—	—	120,131
UltraShort QQQ	1,270,736	—	640,719	1,911,455	6,317,828	—	—	6,317,828
UltraShort Real Estate	62,894	—	22,372	85,266	325,630	—	—	325,630
UltraShort Russell2000	233,372	—	99,748	333,120	1,112,142	—	—	1,112,142
UltraShort S&P500®	3,761,361	—	2,070,245	5,831,606	15,425,287	—	—	15,425,287
UltraShort Semiconductors	17,435	—	4,589	22,024	73,277	—	—	73,277
UltraShort SmallCap600	3,167	—	—	3,167	35,824	—	—	35,824
UltraShort Technology	9,324	—	4,809	14,133	65,332	—	—	65,332
UltraShort Utilities	3,607	—	2,040	5,647	30,196	—	—	30,196

At October 31, 2020 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short 7-10 Year Treasury	—	—	$(12,285,756)	$(1,770,826)
Short 20+ Year Treasury	—	—	(699,096,650)	8,930,715
Short Basic Materials	—	—	(7,531,618)	(302,723)
Short Dow30SM	—	—	(377,351,925)	(51,387,123)
Short Financials	—	—	(84,788,873)	(4,008,452)
Short FTSE China 50	—	—	(11,761,822)	(997,300)
Short High Yield	—	—	(65,383,185)	(2,407,325)
Short MidCap400	—	—	(34,000,925)	(13,043,658)
Short MSCI EAFE	—	—	(115,461,694)	(10,197,999)
Short MSCI Emerging Markets	—	—	(167,958,941)	(21,554,568)
Short Oil & Gas	—	—	(3,302,446)	308,686

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 303

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short QQQ	—	—	$(589,773,142)	$(152,022,411)
Short Real Estate	—	—	(27,945,582)	(4,993,349)
Short Russell2000	—	—	(550,827,965)	(102,850,744)
Short S&P500®	—	—	(2,988,303,091)	(511,995,145)
Short SmallCap600	—	—	(32,447,118)	(4,702,815)
Ultra 7-10 Year Treasury	$12,512	—	(128,796,495)	4,103,029
Ultra 20+ Year Treasury	—	—	(17,170)	3,100,099
Ultra Basic Materials	—	—	(11,467,594)	(2,698,674)
Ultra Consumer Goods	—	—	(110,266)	711,003
Ultra Consumer Services	—	—	(47,634)	4,643,400
Ultra Dow30SM	—	—	—	(55,450,838)
Ultra Financials	356,267	—	(196,202,428)	142,118,721
Ultra FTSE China 50	—	—	(3,126,567)	187,973
Ultra FTSE Europe	—	—	(1,632,756)	(471,252)
Ultra Health Care	—	—	(3,927,208)	5,211,906
Ultra High Yield	303,414	—	(339,234)	212,919
Ultra Industrials	—	—	(686,390)	(320,111)
Ultra MidCap400	—	—	(161,409,821)	(20,406,524)
Ultra MSCI Brazil Capped	—	—	(13,184,420)	(3,023,652)
Ultra MSCI EAFE	—	—	(8,220,920)	(373,964)
Ultra MSCI Emerging Markets	—	—	(13,177,892)	1,561,381
Ultra MSCI Japan	—	—	(532,719)	1,792,246
Ultra Nasdaq Biotechnology	—	—	(113,110,100)	(4,895,949)
Ultra Oil & Gas	54,391	—	(129,250,178)	(48,491,599)
Ultra QQQ	—	—	(6,340,608)	964,224,505
Ultra Real Estate	—	—	—	(40,886,512)
Ultra Russell2000	—	—	(222,148,601)	(27,233,430)
Ultra S&P500®	—	—	—	(13,013,979)
Ultra Semiconductors	—	—	—	28,030,350
Ultra SmallCap600	—	—	(5,821,855)	(6,342,972)
Ultra Technology	—	—	(681,679)	187,100,339
Ultra Telecommunications	4,902	—	(735,102)	(288,672)
Ultra Utilities	—	—	—	(3,430,513)
UltraPro Dow30SM	—	—	—	(68,110,738)
UltraPro MidCap400	—	—	(3,622,095)	(2,277,313)
UltraPro QQQ	—	—	(19,234,524)	1,324,956,410
UltraPro Russell2000	—	—	(8,517,042)	5,638,798
UltraPro S&P500®	—	—	—	(79,203,669)
UltraPro Short 20+ Year Treasury	—	—	(143,846,560)	604,485
UltraPro Short Dow30SM	—	—	(338,894,841)	(765,254,248)
UltraPro Short MidCap400	—	—	(31,793,338)	(13,396,381)
UltraPro Short QQQ	—	—	(2,527,582,365)	(1,268,139,456)
UltraPro Short Russell2000	—	—	(246,188,365)	(205,632,038)
UltraPro Short S&P500®	—	—	(2,441,610,985)	(923,596,185)
UltraShort 7-10 Year Treasury	—	—	(146,054,446)	(6,697,334)
UltraShort 20+ Year Treasury	—	—	(5,406,267,702)	(48,921,497)
UltraShort Basic Materials	—	—	(82,745,312)	(32,194)
UltraShort Consumer Goods	—	—	(7,413,530)	(1,211,034)
UltraShort Consumer Services	—	—	(18,452,825)	(1,413,293)

304 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort Dow30SM	—	—	$(574,821,975)	$(71,854,547)
UltraShort Financials	—	—	(469,578,471)	(14,095,469)
UltraShort FTSE China 50	—	—	(236,900,568)	(16,048,957)
UltraShort FTSE Europe	—	—	(199,491,206)	(11,259,586)
UltraShort Health Care	—	—	(8,998,857)	(1,295,799)
UltraShort Industrials	—	—	(17,659,722)	(2,527,294)
UltraShort MidCap400	—	—	(46,623,148)	(5,011,590)
UltraShort MSCI Brazil Capped	—	—	(65,248,666)	(9,404,521)
UltraShort MSCI EAFE	—	—	(19,006,265)	(730,832)
UltraShort MSCI Emerging Markets	—	—	(153,984,391)	(10,236,536)
UltraShort MSCI Japan	—	—	(23,408,785)	(2,310,224)
UltraShort Nasdaq Biotechnology	—	—	(59,093,625)	(9,724,544)
UltraShort Oil & Gas	—	—	(69,405,355)	(9,160,309)
UltraShort QQQ	—	—	(1,262,565,639)	(217,267,386)
UltraShort Real Estate	—	—	(204,514,950)	(24,991,212)
UltraShort Russell2000	—	—	(562,272,714)	(132,765,946)
UltraShort S&P500®	—	—	(4,262,394,532)	(459,022,337)
UltraShort Semiconductors	—	—	(36,891,267)	(3,957,555)
UltraShort SmallCap600	—	—	(19,757,805)	(8,102,314)
UltraShort Technology	—	—	(21,835,312)	(6,255,838)
UltraShort Utilities	—	—	(10,590,424)	(1,005,684)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of tax distributions as a return of capital, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses resulted in reclassifications, as of October 31, 2020 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2020 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.

At October 31, 2020, (the Funds' most recent tax year end), the following Funds had available CLCFs:

No Expiration Date
Short 7-10 Year Treasury	$12,209,287
Short 20+ Year Treasury	698,820,715
Short Basic Materials	7,522,310
Short Dow30SM	375,557,520
Short Financials	84,657,871
Short FTSE China 50	11,727,627
Short High Yield	64,938,601
Short MidCap400	33,840,642
Short MSCI EAFE	115,242,569
Short MSCI Emerging Markets	167,660,281
Short Oil & Gas	3,272,732
Short QQQ	588,294,367
Short Real Estate	27,815,299
Short Russell2000	549,043,889
Short S&P500®	2,977,809,666
Short SmallCap600	32,373,436
Ultra 7-10 Year Treasury	128,796,495

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 305

No Expiration Date
Ultra Basic Materials	$11,467,594
Ultra Consumer Goods	110,266
Ultra Financials	196,202,428
Ultra FTSE China 50	3,045,178
Ultra FTSE Europe	1,621,856
Ultra Health Care	3,927,208
Ultra High Yield	339,234
Ultra Industrials	686,390
Ultra MidCap400	161,409,821
Ultra MSCI Brazil Capped	13,158,730
Ultra MSCI EAFE	8,198,810
Ultra MSCI Emerging Markets	13,062,611
Ultra MSCI Japan	504,548
Ultra Nasdaq Biotechnology	112,331,983
Ultra Oil & Gas	129,250,178
Ultra Russell2000	222,148,601
Ultra SmallCap600	5,821,855
Ultra Telecommunications	735,102
UltraPro MidCap400	3,622,095
UltraPro Russell2000	8,517,042
UltraPro Short 20+ Year Treasury	143,794,678
UltraPro Short Dow30SM	336,466,977
UltraPro Short MidCap400	31,707,718
UltraPro Short QQQ	2,525,211,139
UltraPro Short Russell2000	245,450,372
UltraPro Short S&P500®	2,438,440,452
UltraShort 7-10 Year Treasury	145,940,279
UltraShort 20+ Year Treasury	5,406,267,702
UltraShort Basic Materials	82,721,570
UltraShort Consumer Goods	7,406,207
UltraShort Consumer Services	18,443,832
UltraShort Dow30SM	574,229,249
UltraShort Financials	469,372,839
UltraShort FTSE China 50	236,722,134
UltraShort FTSE Europe	199,385,879
UltraShort Health Care	8,988,087
UltraShort Industrials	17,643,131
UltraShort MidCap400	46,592,416
UltraShort MSCI Brazil Capped	65,100,132
UltraShort MSCI EAFE	18,990,314
UltraShort MSCI Emerging Markets	153,905,970
UltraShort MSCI Japan	23,345,036
UltraShort Nasdaq Biotechnology	59,053,300
UltraShort Oil & Gas	69,305,261
UltraShort QQQ	1,262,208,311
UltraShort Real Estate	204,307,704
UltraShort Russell2000	561,804,315
UltraShort S&P500®	4,259,610,537
UltraShort Semiconductors	36,858,800
UltraShort SmallCap600	19,711,971

306 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

No Expiration Date
UltraShort Technology	$21,808,333
UltraShort Utilities	10,579,881

At October 31, 2020, (the Funds' most recent tax year end), the following Funds utilized CLCFs, had CLCFs expire un-utilized and/or elected to defer late-year ordinary losses to November 1, 2020:

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Short 7-10 Year Treasury	—	—	$76,469
Short 20+ Year Treasury	—	—	275,935
Short Basic Materials	—	—	9,308
Short Dow30SM	—	—	1,794,405
Short Financials	—	—	131,002
Short FTSE China 50	—	—	34,195
Short High Yield	—	—	444,584
Short MidCap400	$2,488,944	—	160,283
Short MSCI EAFE	—	—	219,125
Short MSCI Emerging Markets	2,901,843	—	298,660
Short Oil & Gas	15,829	—	29,714
Short QQQ	—	—	1,478,775
Short Real Estate	—	—	130,283
Short Russell2000	—	—	1,784,076
Short S&P500®	—	—	10,493,425
Short SmallCap600	243,038	—	73,682
Ultra 7-10 Year Treasury	4,984,860	—	—
Ultra 20+ Year Treasury	6,094,467	—	17,170
Ultra Consumer Services	—	—	47,634
Ultra FTSE China 50	—	—	81,389
Ultra FTSE Europe	—	—	10,900
Ultra MSCI Brazil Capped	—	—	25,690
Ultra MSCI EAFE	—	—	22,110
Ultra MSCI Emerging Markets	—	—	115,281
Ultra MSCI Japan	—	—	28,171
Ultra Nasdaq Biotechnology	—	—	778,117
Ultra QQQ	—	—	6,340,608
Ultra Semiconductors	1,881,061	—	—
Ultra Technology	—	—	681,679
UltraPro QQQ	—	—	19,234,524
UltraPro Short 20+ Year Treasury	—	—	51,882
UltraPro Short Dow30SM	91,767,912	—	2,427,864
UltraPro Short MidCap400	—	—	85,620
UltraPro Short QQQ	—	—	2,371,226
UltraPro Short Russell2000	8,797,374	—	737,993
UltraPro Short S&P500®	—	—	3,170,533
UltraShort 7-10 Year Treasury	—	—	114,167
UltraShort Basic Materials	—	—	23,742
UltraShort Consumer Goods	—	—	7,323
UltraShort Consumer Services	—	—	8,993
UltraShort Dow30SM	—	—	592,726
UltraShort Financials	—	—	205,632
UltraShort FTSE China 50	1,089,632	—	178,434
UltraShort FTSE Europe	156,334	—	105,327
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 307

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
UltraShort Health Care	—	—	$10,770
UltraShort Industrials	—	—	16,591
UltraShort MidCap400	$539,077	—	30,732
UltraShort MSCI Brazil Capped	—	—	148,534
UltraShort MSCI EAFE	85,993	—	15,951
UltraShort MSCI Emerging Markets	1,506,798	—	78,421
UltraShort MSCI Japan	—	—	63,749
UltraShort Nasdaq Biotechnology	—	—	40,325
UltraShort Oil & Gas	23,955,300	—	100,094
UltraShort QQQ	—	—	357,328
UltraShort Real Estate	—	—	207,246
UltraShort Russell2000	37,099,780	—	468,399
UltraShort S&P500®	—	—	2,783,995
UltraShort Semiconductors	—	—	32,467
UltraShort SmallCap600	1,161,230	—	45,834
UltraShort Technology	—	—	26,979
UltraShort Utilities	—	—	10,543

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2020, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short 7-10 Year Treasury	0.75%	0.10%	$32,555	—	—	0.95%	September 30, 2021
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2021
Short Basic Materials	0.75	0.10	5,535	$738	$28,195	0.95	September 30, 2021
Short Dow30SM	0.75	0.10	19,488	—	—	0.95	September 30, 2021
Short Financials	0.75	0.10	33,437	—	—	0.95	September 30, 2021

308 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short FTSE China 50	0.75%	0.10%	$22,956	$3,061	$10,020	0.95%	September 30, 2021
Short High Yield	0.75	0.10	40,777	—	—	0.95	September 30, 2021
Short MidCap400	0.75	0.10	29,340	—	—	0.95	September 30, 2021
Short MSCI EAFE	0.75	0.10	37,966	—	—	0.95	September 30, 2021
Short MSCI Emerging Markets	0.75	0.10	38,198	—	—	0.95	September 30, 2021
Short Oil & Gas	0.75	0.10	19,128	2,550	12,712	0.95	September 30, 2021
Short QQQ	0.75	0.10	147,677	—	—	0.95	September 30, 2021
Short Real Estate	0.75	0.10	36,483	—	—	0.95	September 30, 2021
Short Russell2000	0.75	0.10	139,883	—	—	0.95	September 30, 2021
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2021
Short SmallCap600	0.75	0.10	33,042	—	—	0.95	September 30, 2021
Ultra 7-10 Year Treasury	0.75	0.10	43,609	—	—	0.95	September 30, 2021
Ultra 20+ Year Treasury	0.75	0.10	40,531	—	—	0.95	September 30, 2021
Ultra Basic Materials	0.75	0.10	46,423	—	—	0.95	September 30, 2021
Ultra Consumer Goods	0.75	0.10	35,068	4,676	15,499	0.95	September 30, 2021
Ultra Consumer Services	0.75	0.10	56,203	—	—	0.95	September 30, 2021
Ultra Dow30SM	0.75	0.10	39,163	—	—	0.95	September 30, 2021
Ultra Financials	0.75	0.10	14,081	—	—	0.95	September 30, 2021
Ultra FTSE China 50	0.75	0.10	38,252	—	—	0.95	September 30, 2021
Ultra FTSE Europe	0.75	0.10	15,691	2,092	27,163	0.95	September 30, 2021
Ultra Health Care	0.75	0.10	55,419	—	—	0.95	September 30, 2021
Ultra High Yield	0.75	0.10	18,582	2,478	42,849	0.95	September 30, 2021
Ultra Industrials	0.75	0.10	63,930	5,433	—	0.95	September 30, 2021
Ultra MidCap400	0.75	0.10	93,679	—	—	0.95	September 30, 2021
Ultra MSCI Brazil Capped	0.75	0.10	23,569	3,143	10,429	0.95	September 30, 2021
Ultra MSCI EAFE	0.75	0.10	27,601	3,680	1,446	0.95	September 30, 2021
Ultra MSCI Emerging Markets	0.75	0.10	38,923	—	—	0.95	September 30, 2021
Ultra MSCI Japan	0.75	0.10	16,353	2,180	19,845	0.95	September 30, 2021
Ultra Nasdaq Biotechnology	0.75	0.10	144,440	—	—	0.95	September 30, 2021
Ultra Oil & Gas	0.75	0.10	68,728	—	—	0.95	September 30, 2021
Ultra QQQ	0.75	0.10	377,336	—	—	0.95	September 30, 2021
Ultra Real Estate	0.75	0.10	55,001	—	—	0.95	September 30, 2021
Ultra Russell2000	0.75	0.10	194,122	—	—	0.95	September 30, 2021
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2021
Ultra Semiconductors	0.75	0.10	48,906	—	—	0.95	September 30, 2021
Ultra SmallCap600	0.75	0.10	51,799	—	—	0.95	September 30, 2021
Ultra Technology	0.75	0.10	8,962	—	—	0.95	September 30, 2021
Ultra Telecommunications	0.75	0.10	3,234	431	51,085	0.95	September 30, 2021
Ultra Utilities	0.75	0.10	56,652	7,554	3,317	0.95	September 30, 2021
UltraPro Dow30SM	0.75	0.10	7,764	—	—	0.95	September 30, 2021
UltraPro MidCap400	0.75	0.10	62,967	—	—	0.95	September 30, 2021
UltraPro QQQ	0.70	0.10	—	—	—	0.95	September 30, 2021
UltraPro Russell2000	0.75	0.10	152,349	—	—	0.95	September 30, 2021
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2021
UltraPro Short 20+ Year Treasury	0.75	0.10	29,925	—	—	0.95	September 30, 2021
UltraPro Short Dow30SM	0.75	0.10	26,334	—	—	0.95	September 30, 2021
UltraPro Short MidCap400	0.75	0.10	34,920	—	—	0.95	September 30, 2021
UltraPro Short QQQ	0.75	0.10	296,327	—	—	0.95	September 30, 2021
UltraPro Short Russell2000	0.75	0.10	89,143	—	—	0.95	September 30, 2021

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 309

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraPro Short S&P500®	0.75%	0.10%	—	—	—	0.95%	September 30, 2021
UltraShort 7-10 Year Treasury	0.75	0.10	$26,912	—	—	0.95	September 30, 2021
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2021
UltraShort Basic Materials	0.75	0.10	10,668	$1,422	$23,447	0.95	September 30, 2021
UltraShort Consumer Goods	0.75	0.10	4,293	572	29,956	0.95	September 30, 2021
UltraShort Consumer Services	0.75	0.10	4,690	625	30,487	0.95	September 30, 2021
UltraShort Dow30SM	0.75	0.10	42,704	—	—	0.95	September 30, 2021
UltraShort Financials	0.75	0.10	34,563	—	—	0.95	September 30, 2021
UltraShort FTSE China 50	0.75	0.10	41,573	—	—	0.95	September 30, 2021
UltraShort FTSE Europe	0.75	0.10	33,803	—	—	0.95	September 30, 2021
UltraShort Health Care	0.75	0.10	8,539	1,139	24,770	0.95	September 30, 2021
UltraShort Industrials	0.75	0.10	8,271	1,103	25,980	0.95	September 30, 2021
UltraShort MidCap400	0.75	0.10	19,886	2,651	13,533	0.95	September 30, 2021
UltraShort MSCI Brazil Capped	0.75	0.10	34,173	—	—	0.95	September 30, 2021
UltraShort MSCI EAFE	0.75	0.10	9,145	1,219	24,378	0.95	September 30, 2021
UltraShort MSCI Emerging Markets	0.75	0.10	35,318	—	—	0.95	September 30, 2021
UltraShort MSCI Japan	0.75	0.10	30,865	3,430	—	0.95	September 30, 2021
UltraShort Nasdaq Biotechnology	0.75	0.10	35,085	—	—	0.95	September 30, 2021
UltraShort Oil & Gas	0.75	0.10	33,270	—	—	0.95	September 30, 2021
UltraShort QQQ	0.75	0.10	103,387	—	—	0.95	September 30, 2021
UltraShort Real Estate	0.75	0.10	42,615	—	—	0.95	September 30, 2021
UltraShort Russell2000	0.75	0.10	71,152	—	—	0.95	September 30, 2021
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2021
UltraShort Semiconductors	0.75	0.10	20,621	2,750	12,087	0.95	September 30, 2021
UltraShort SmallCap600	0.75	0.10	25,938	3,458	5,537	0.95	September 30, 2021
UltraShort Technology	0.75	0.10	20,047	2,673	12,604	0.95	September 30, 2021
UltraShort Utilities	0.75	0.10	7,793	1,039	25,745	0.95	September 30, 2021

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2020. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2020, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2021	2022	2023	2024	2025	2026	Recoupment
Short 7-10 Year Treasury	$77,466	$37,209	$30,777	$68,440	$58,236	$9,973	$282,101
Short Basic Materials	83,218	68,669	60,770	69,309	68,792	11,507	362,265
Short Dow30SM	75,022	80,629	56,819	58,252	81,443	22,731	374,896
Short Financials	78,621	60,938	56,880	67,106	66,465	12,638	342,648
Short FTSE China 50	87,428	63,961	64,014	72,169	73,907	11,983	373,462
Short High Yield	32,137	74,384	47,725	67,482	89,319	14,346	325,393
Short MidCap400	68,728	54,461	59,003	64,470	62,288	11,942	320,892
Short MSCI EAFE	81,321	75,099	50,861	65,324	67,005	19,565	359,175
Short MSCI Emerging Markets	81,480	53,542	33,973	67,720	74,764	16,931	328,410
Short Oil & Gas	84,209	62,887	61,322	69,720	68,835	11,837	358,810

310 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2021	2022	2023	2024	2025	2026	Recoupment
Short QQQ	$274,650	$239,709	$217,677	$289,992	$356,298	$50,815	$1,429,141
Short Real Estate	80,148	59,167	60,323	68,486	68,631	15,668	352,423
Short Russell2000	311,512	249,456	199,443	188,717	278,667	60,806	1,288,601
Short SmallCap600	82,083	53,416	60,957	69,876	67,242	12,578	346,152
Ultra 7-10 Year Treasury	97,675	62,536	71,959	89,428	90,240	14,547	426,385
Ultra 20+ Year Treasury	113,192	76,690	73,005	92,526	88,560	14,487	458,460
Ultra Basic Materials	119,544	88,772	101,200	101,333	104,481	12,837	528,167
Ultra Consumer Goods	133,569	97,284	106,550	105,592	122,429	19,605	585,029
Ultra Consumer Services	144,953	96,358	110,784	103,519	125,868	20,637	602,119
Ultra Dow30SM	129,031	59,625	42,175	83,496	88,574	20,457	423,358
Ultra Financials	99,399	—	—	69,257	123,291	—	291,947
Ultra FTSE China 50	97,217	68,253	87,846	77,866	88,086	12,969	432,237
Ultra FTSE Europe	85,820	53,612	57,464	67,523	68,397	22,260	355,076
Ultra Health Care	170,796	93,516	119,750	135,285	131,973	16,944	668,264
Ultra High Yield	156,423	144,442	143,367	157,016	76,009	29,190	706,447
Ultra Industrials	146,680	99,560	117,943	101,797	124,278	34,378	624,636
Ultra MidCap400	129,296	86,553	98,454	149,145	129,159	51,726	644,333
Ultra MSCI Brazil Capped	83,614	57,727	57,780	68,922	68,903	14,629	351,575
Ultra MSCI EAFE	74,839	58,174	58,330	68,038	67,971	10,591	337,943
Ultra MSCI Emerging Markets	80,090	53,106	55,431	64,469	67,179	18,317	338,592
Ultra MSCI Japan	82,285	54,716	58,663	78,351	68,707	15,705	358,427
Ultra Nasdaq Biotechnology	561,494	352,874	357,572	348,301	239,152	51,382	1,910,775
Ultra Oil & Gas	174,554	121,239	107,939	128,797	139,377	25,746	697,652
Ultra QQQ	561,942	491,411	627,801	734,603	856,753	137,170	3,409,680
Ultra Real Estate	148,427	100,745	122,540	116,571	141,016	15,818	645,117
Ultra Russell2000	391,774	678,331	826,508	598,481	325,953	106,259	2,927,306
Ultra Semiconductors	124,455	80,179	96,820	104,479	116,117	13,898	535,948
Ultra SmallCap600	155,955	115,280	150,594	112,888	144,160	12,740	691,617
Ultra Technology	157,702	93,230	134,585	135,521	100,677	9,836	631,551
Ultra Telecommunications	125,319	93,855	91,919	108,608	107,921	18,998	546,620
Ultra Utilities	125,663	94,203	92,407	102,810	121,341	31,887	568,311
UltraPro Dow30SM	140,127	90,215	19,082	91,917	78,445	33,771	453,557
UltraPro MidCap400	157,746	79,187	135,605	112,697	132,762	23,895	641,892
UltraPro QQQ	150,071	561,314	963,595	1,385,400	612,493	—	3,672,873
UltraPro Russell2000	372,486	812,931	764,947	827,229	823,180	—	3,600,773
UltraPro Short 20+ Year Treasury	75,991	22,335	22,175	46,924	61,705	9,343	238,473
UltraPro Short Dow30SM	76,852	39,960	91,602	68,233	105,555	44,898	427,100
UltraPro Short MidCap400	89,110	62,493	65,192	72,678	70,658	13,946	374,077
UltraPro Short QQQ	315,811	359,287	290,662	465,760	788,628	118,332	2,338,480
UltraPro Short Russell2000	120,714	103,833	112,751	98,638	150,084	40,691	626,711
UltraShort 7-10 Year Treasury	61,402	3,327	—	38,596	53,252	9,432	166,009
UltraShort Basic Materials	86,014	64,799	63,073	70,451	71,277	11,732	367,346
UltraShort Consumer Goods	86,611	64,050	61,744	69,385	69,579	11,627	362,996
UltraShort Consumer Services	85,905	64,734	62,218	70,715	70,585	12,352	366,509
UltraShort Dow30SM	89,137	77,135	82,051	73,406	98,336	19,526	439,591
UltraShort Financials	77,079	67,185	61,995	69,598	74,558	12,055	362,470
UltraShort FTSE China 50	111,517	90,082	76,673	84,460	90,775	13,166	466,673
UltraShort FTSE Europe	75,218	62,101	55,794	66,712	68,772	11,725	340,322
UltraShort Health Care	85,211	62,982	61,997	68,921	69,051	11,566	359,728

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 311

	Expires September 30,						Total Amount Eligible for
Fund	2021	2022	2023	2024	2025	2026	Recoupment
UltraShort Industrials	$84,536	$61,627	$61,531	$69,530	$70,135	$12,182	$359,541
UltraShort MidCap400	87,634	61,997	64,164	72,713	72,300	12,625	371,433
UltraShort MSCI Brazil Capped	76,394	63,937	54,325	62,331	63,948	13,881	334,816
UltraShort MSCI EAFE	85,135	59,845	61,180	69,545	70,471	11,737	357,913
UltraShort MSCI Emerging Markets	76,996	62,095	59,291	67,151	69,292	12,369	347,194
UltraShort MSCI Japan	82,432	57,556	60,345	68,641	68,361	12,056	349,391
UltraShort Nasdaq Biotechnology	143,818	85,111	67,576	73,296	73,070	11,315	454,186
UltraShort Oil & Gas	76,555	62,586	57,364	67,749	67,234	11,386	342,874
UltraShort QQQ	288,533	246,278	213,623	230,252	263,220	31,793	1,273,699
UltraShort Real Estate	92,020	76,125	68,322	81,940	87,665	17,167	423,239
UltraShort Russell2000	172,946	152,686	127,910	115,973	148,967	26,689	745,171
UltraShort Semiconductors	86,559	61,295	62,679	70,672	72,127	12,203	365,535
UltraShort SmallCap600	87,727	60,768	62,947	70,540	69,711	12,641	364,334
UltraShort Technology	85,165	63,735	62,504	71,059	72,086	11,927	366,476
UltraShort Utilities	84,495	60,181	60,800	68,277	69,238	11,332	354,323

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

312 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended November 30, 2020 or the year ended May 31, 2020.

11. Investment Transactions

For the period ended November 30, 2020, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares Ultra 20+ Treasury, ProShares Ultra 7-10 Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra 7-10 Year Treasury	$7,570,390	$6,462,063
Ultra 20+ Year Treasury	30,738,304	833,089
Ultra Basic Materials	12,088,302	2,979,076
Ultra Consumer Goods	17,523,389	123,838
Ultra Consumer Services	4,458,990	511,839
Ultra Dow30SM	391,894,320	46,221,569
Ultra Financials	74,429,099	21,389,369
Ultra Health Care	26,749,026	2,045,859
Ultra High Yield	—	445,857
Ultra Industrials	1,912,446	217,244
Ultra MidCap400	56,863,191	8,224,320
Ultra Nasdaq Biotechnology	16,165,810	14,450,486
Ultra Oil & Gas	24,592,890	21,274,490
Ultra QQQ	1,070,721,266	24,373,835
Ultra Real Estate	14,672,845	3,091,168
Ultra Russell2000	292,338,646	34,695,887
Ultra S&P500®	1,401,232,380	22,022,135
Ultra Semiconductors	17,373,706	3,417,221
Ultra SmallCap600	2,148,691	1,260,165
Ultra Technology	114,873,202	22,937,131
Ultra Telecommunications	118,084	101,933
Ultra Utilities	729,607	260,978
UltraPro Dow30SM	532,942,012	82,800,568
UltraPro MidCap400	7,081,788	1,738,464
UltraPro QQQ	8,449,627,126	205,626,377
UltraPro Russell2000	255,440,023	65,362,540
UltraPro S&P500®	924,874,585	13,219,136

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2020 (UNAUDITED) :: 313

For the period ended November, 2020, the fair value of the securities transferred for redemptions, and the net realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra 20+ Year Treasury	$24,245,724	$368,182
Ultra Basic Materials	4,155,212	821,002
Ultra Consumer Goods	18,723,886	380,992
Ultra Consumer Services	1,715,894	395,479
Ultra Dow30SM	369,961,997	29,319,116
Ultra Financials	38,962,905	14,209,798
Ultra Health Care	19,265,460	2,528,185
Ultra High Yield	1,476,832	(69,360)
Ultra Industrials	1,662,484	215,231
Ultra MidCap400	34,196,242	5,664,138
Ultra Nasdaq Biotechnology	112,066,485	21,367,361
Ultra Oil & Gas	19,135,601	5,583,933
Ultra QQQ	641,487,705	216,798,159
Ultra Real Estate	25,588,992	489,841
Ultra Russell2000	57,519,486	12,823,926
Ultra S&P500®	1,218,023,230	181,902,342
Ultra Semiconductors	19,413,246	5,172,511
Ultra Technology	92,105,330	32,486,780
Ultra Utilities	4,016,131	(5,534)
UltraPro Dow30SM	909,132,285	50,727,737
UltraPro MidCap400	5,929,538	1,333,823
UltraPro QQQ	9,030,774,913	1,171,194,752
UltraPro Russell2000	179,153,254	29,858,745
UltraPro S&P500®	1,308,736,038	135,508,356

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2020, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra Basic Materials	$2,629,130
Ultra Consumer Goods	3,241,090
Ultra Health Care	3,563,419
Ultra MidCap400	14,416,147
Ultra Nasdaq Biotechnology	111,593,052
Ultra Oil & Gas	26,227,597
Ultra QQQ	251,868,111
Ultra Real Estate	16,998,271
Ultra S&P500®	279,917,190
Ultra Semiconductors	39,130,718
Ultra Technology	104,258,656
UltraPro Dow30SM	354,396,771
UltraPro MidCap400	4,426,705
UltraPro QQQ	3,205,753,346
UltraPro S&P500®	317,750,231

13. Share Splits and Reverse Share Splits

Effective August 18, 2020, each of ProShares Ultra 20+ Year Treasury, ProShares Ultra Consumer Services, ProShares Ultra QQQ and ProShares Ultra S&P500® underwent a 2-for-1 share split; ProShares Ultra Technology underwent a 4-for-1 share split; ProShares UltraShort Consumer Goods and ProShares UltraShort Consumer Services underwent a 1-for-2 reverse share split; ProShares UltraShort Nasdaq Biotechnology,

314 :: NOVEMBER 30, 2020 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

ProShares UltraShort Semiconductors and ProShares UltraShort Technology underwent a 1-for-4 reverse share split and ProShares UltraPro Short QQQ underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day

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may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

At November 30, 2020, the ProShares Short High Yield, ProShares Short Oil & Gas, ProShares Ultra 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares Ultra Basic Materials, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Financials, ProShares Ultra FTSE China 50, ProShares Ultra FTSE Europe, ProShares Ultra Health Care, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Emerging Markets, ProShares Ultra MSCI Japan, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra QQQ, ProShares Ultra S&P500®, ProShares Ultra Technology, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro QQQ, ProShares UltraPro S&P500®, ProShares UltraShort Consumer Services, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort MSCI Brazil Capped, ProShares UltraShort MSCI Japan and ProShares UltraShort Utilities had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  LIBOR Risk

The terms of many investments, financings or other transactions to which the Funds may be a party have been historically tied to the London Interbank Offered Rate, or "LIBOR." LIBOR is the offered rate at which major international banks can obtain wholesale, unsecured funding, and LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. LIBOR may be a significant factor in determining the Funds' payment obligations under a derivative investment, the cost of financing to the Funds or an investment's value or return to the Funds, and may be used in other ways that affect the Funds' investment performance. In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark. Transition planning is at an early stage and the nature of a substitute rate, if any, is unknown, and neither the effect of

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the transition process nor its ultimate success is certain. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for the Funds. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Funds' performance or NAV.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund's performance, resulting in losses to your investment.

•  Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shock

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.

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15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

16. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment adviser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relating to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

17. New Accounting Pronouncements

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), "Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

18. Subsequent Events

Effective January 21, 2021, each of ProShares Ultra Health Care and ProShares UltraPro QQQ underwent a 2-for-1 share split; ProShares UltraPro Short MidCap400, ProShares UltraShort Financials, ProShares UltraShort Industrials, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600 and ProShares UltraShort Utilities underwent a 1-for-2 reverse share split; ProShares UltraShort QQQ and ProShares UltraShort Russell2000 underwent a 1-for-4 reverse share split and ProShares UltraPro Short Russell2000 and ProShares UltraPro Short S&P500® ≠underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

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At a meeting held on September 14-15, 2020, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of ProShares Trust (the "Trust"), between the Trust and ProShare Advisors LLC (the "Advisor"), on behalf of each of its operational series (the "Funds"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

(i)  information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor;

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

(xii)  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be

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provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

(ii)  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

(iii)  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

(iv)  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(v)  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(vi)  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(vii)  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(viii)  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity and document production capabilities as well as technological upgrades that have contributed to successful remote working conditions during the COVID-19 pandemic;

(ix)  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

(x)  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique, because they are geared funds or because they are based on "thematic" strategies or newer indices, and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Funds and their peers that limited the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or

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expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the five mutual funds it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor as sub-adviser to the mutual funds is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual funds and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual funds and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5-year, 10-year and since inception periods ended June 30, 2020, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board noted that, in regard to the Matching Funds and the Geared Funds, the correlation of returns for these Funds to their respective benchmarks (or relevant inverse or multiple thereof) was generally within expected ranges during the review periods. The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

The Board considered that each of the two Active Funds (ProShares Managed Futures Strategy and ProShares K-1 Crude Oil Strategy) had less than five calendar years of performance information available. In regard to ProShares Managed Futures Strategy, the Board noted that for the one- and three-year periods ended June 30, 2020, the Fund outperformed its Peer Group average and universe average and underperformed its benchmark index. In regard to ProShares K-1 Crude Oil Strategy, the Board noted that for the one- and three-year periods ended June 30, 2020, the Fund underperformed its Peer Group average and universe average and slightly underperformed its benchmark index.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, and the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 321

$8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2021. The Board considered that ProShares UltraPro QQQ was the only Fund subject to investment advisory fee reductions as a result of breakpoint fee reductions, reaching asset levels above $4 billion but less than $5.5 billion at various dates during the fiscal period. The Board considered that for the periods presented, ProShares UltraPro QQQ was also the only Fund subject to investment advisory fee reductions as a result of breakpoint fee reductions, reaching asset levels triggering advisory fee breakpoints at various dates.

The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increased. The Board also noted that under the Unitary Fee Agreement the Advisor was contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provided an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the Funds and addressed competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that certain Funds may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

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Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2020 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2020. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2020.

As of October 31, 2020, the Funds federal tax information is as follow:

Fund	QDI	DRD	QII
Short 20+ Year Treasury	0.00%	0.00%	15.24%
Ultra 7-10 Year Treasury	0.00	0.00	83.94
Ultra 20+ Year Treasury	0.00	0.00	28.31
Ultra Basic Materials	100.00	100.00	3.50
Ultra Consumer Goods	100.00	100.00	3.98
Ultra Consumer Services	100.00	100.00	0.00
Ultra Dow30SM	100.00	100.00	7.00
Ultra Financials	100.00	100.00	5.26
Ultra Health Care	100.00	100.00	7.59
Ultra High Yield	0.00	0.00	4.27
Ultra Industrials	100.00	100.00	0.00
Ultra MidCap400	100.00	100.00	6.15
Ultra Oil & Gas	100.00	100.00	0.93
Ultra QQQ	100.00	100.00	0.00
Ultra Real Estate	0.16	0.18	7.77
Ultra Russell2000	100.00	100.00	5.39
Ultra S&P500®	100.00	100.00	3.85
Ultra Semiconductors	100.00	100.00	6.07
Ultra SmallCap600	100.00	100.00	17.10
Ultra Technology	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	1.85
Ultra Utilities	100.00	100.00	4.70
UltraPro Dow30SM	100.00	100.00	8.86
UltraPro MidCap400	100.00	100.00	7.85
UltraPro QQQ	100.00	100.00	0.00
UltraPro Russell2000	100.00	100.00	5.01
UltraPro S&P500®	100.00	100.00	7.32
UltraPro Short 20+ Year Treasury	0.00	0.00	11.86
UltraPro Short QQQ	0.00	0.00	1.66
UltraShort 20+ Year Treasury	0.00	0.00	52.34
UltraShort QQQ	0.00	0.00	17.81

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2020, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2020, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Ultra Utilities	$432,549
UltraPro Dow30SM	2,629,001
UltraPro QQQ	90,250,154
UltraPro S&P500®	2,771,211

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 323

Tax Return of Capital — Section 19 Notice

The following information reflects the estimated source of distributions paid to shareholders for certain Funds on the dates noted.

The per share distribution rates are based on the Fund shares at the time of the distribution and have not been adjusted for any subsequent stock splits or reverse stock splits:

				Record Date June 25, 2020; Pay Date July 1, 2020			Record Date March 25, 2020; Pay Date April 1, 2020
Ticker	Fund Name	Cusip		Estimated Net Investment Income[1]	Estimated Return of Capital[1]	Total	Estimated Net Investment Income[1]	Estimated Return of Capital[1]	Total
TBX	Short 7-10 Year Treasury	74348	A608	—	—		$0.000000	$0.022883	$0.022883
TBF	Short 20+ Year Treasury	74347	X849	—	—		$0.000000	$0.035124	$0.035124
SBM	Short Basic Materials	74347	X559	—	—		$0.000219	$0.004640	$0.004859
DOG	Short Dow30SM	74347	B235	—	—		$0.000738	$0.054279	$0.055017
SEF	Short Financials	74347	B185	—	—		$0.000067	$0.019526	$0.019593
YXI	Short FTSE China 50	74347	X658	—	—		$0.000540	$0.010485	$0.011025
SJB	Short High Yield	74347	R131	—	—		$0.000000	$0.012517	$0.012517
MYY	Short MidCap400	74347	B250	—	—		$0.000180	$0.015059	$0.015239
EFZ	Short MSCI EAFE	74347	R370	—	—		$0.000000	$0.008647	$0.008647
EUM	Short MSCI Emerging Markets	74347	R396	—	—		$0.000000	$0.019646	$0.019646
PSQ	Short QQQ	74347	B714	—	—		$0.000327	$0.044482	$0.044809
REK	Short Real Estate	74347	X641	—	—		$0.000035	$0.007871	$0.007906
RWM	Short Russell2000	74348	A210	—	—		$0.000000	$0.049947	$0.049947
SH	Short S&P500®	74347	B425	—	—		$0.000000	$0.027855	$0.027855
SBB	Short SmallCap600	74348	A376	—	—		$0.000168	$0.009533	$0.009701
TTT	UltraPro Short 20+ Year Treasury	74347	G887	—	—		$0.000000	$0.021665	$0.021665
SDOW	UltraPro Short Dow30SM	74347	G309	—	—		$0.000553	$0.065690	$0.066243
SMDD	UltraPro Short MidCap400	74347	G697	—	—		$0.000083	$0.001880	$0.001963
SQQQ	UltraPro Short QQQ	74347	G861	—	—		$0.000000	$0.065239	$0.065239
SRTY	UltraPro Short Russell2000	74347	G747	—	—		$0.000000	$0.033182	$0.033182
SPXU	UltraPro Short S&P500®	74347	B110	—	—		$0.000000	$0.041563	$0.041563
PST	UltraShort 7-10 Year Treasury	74347	R313	—	—		$0.000000	$0.017465	$0.017465
TBT	UltraShort 20+ Year Treasury	74347	B201	$0.000040	$0.000261	$0.000301	$0.006883	$0.045076	$0.051959
SZK	UltraShort Consumer Goods	74347	G820	—	—		$0.000184	$0.008230	$0.008414
SCC	UltraShort Consumer Services	74347	G812	—	—		$0.000087	$0.003339	$0.003426
DXD	UltraShort Dow30SM	74347	B276	—	—		$0.000000	$0.038397	$0.038397
SKF	UltraShort Financials	74347	G713	—	—		$0.000000	$0.008423	$0.008423
FXP	UltraShort FTSE China 50	74347	B227	—	—		$0.000181	$0.020474	$0.020655
EPV	UltraShort FTSE Europe	74348	A434	—	—		$0.000616	$0.013727	$0.014343
RXD	UltraShort Health Care	74348	A228	—	—		$0.000351	$0.016313	$0.016664
MZZ	UltraShort MidCap400	74348	A219	—	—		$0.000242	$0.014093	$0.014335
BZQ	UltraShort MSCI Brazil Capped	74347	B292	—	—		$0.000000	$0.018480	$0.018480
EFU	UltraShort MSCI EAFE	74348	A475	—	—		$0.000461	$0.007881	$0.008342
EEV	UltraShort MSCI Emerging Markets	74347	B284	—	—		$0.002025	$0.024068	$0.026093
BIS	UltraShort Nasdaq Biotechnology	74347	G838	—	—		$0.000590	$0.025826	$0.026416
DUG	UltraShort Oil & Gas	74348	A525	—	—		$0.002161	$0.026738	$0.028899
QID	UltraShort QQQ	74347	G739	—	—		$0.000000	$0.065418	$0.065418
SRS	UltraShort Real Estate	74348	A244	—	—		$0.000000	$0.023653	$0.023653
TWM	UltraShort Russell2000	74347	G689	—	—		$0.000000	$0.020740	$0.020740
SDS	UltraShort S&P500®	74347	B383	—	—		$0.000000	$0.056881	$0.056881

324 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

				Record Date June 25, 2020; Pay Date July 1, 2020			Record Date March 25, 2020; Pay Date April 1, 2020
Ticker	Fund Name	Cusip		Estimated Net Investment Income[1]	Estimated Return of Capital[1]	Total	Estimated Net Investment Income[1]	Estimated Return of Capital[1]	Total
SSG	UltraShort Semiconductors	74347	G846	—	—		$0.000146	$0.011648	$0.011794
REW	UltraShort Technology	74347	G853	—	—		$0.000109	$0.009589	$0.009698
SDP	UltraShort Utilities	74347	G721	—	—		$0.000903	$0.010881	$0.011784

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Trust's Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 325

ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"QQQ", "NASDAQ-100®" and "NASDAQ Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®", "S&P®", "S&P 500®", "S&P MidCap 400®", "S&P SmallCap 600®", "Standard & Poor's 500®", "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", certain "S&P Select Industry Indices", "Dow Jones Index", "DJ", "Dow Jones Industrial AverageSM", "The Dow 30SM", "Dow Jones U.S. Sector Indexes", "Dow Jones Select Sector Indexes" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI", "MSCI Inc.", "MSCI Index" and "EAFE" are service marks of MSCI. "ICE U.S. 7-10 Year Bond IndexTM" and "ICE U.S. 20+ Year Bond IndexTM" are trademarks of Intercontinental Exchange, Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2020 ProShare Advisors LLC. All rights reserved.   PSGSA1120

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule I – Investments in securities of unaffiliated issuers

For those Funds which included a Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 25.6%

Aerospace & Defense - 0.2%
AAR Corp.	112	3,177
Aerojet Rocketdyne Holdings, Inc.*	246	9,208
AeroVironment, Inc.*	73	6,234
Astronics Corp.*	78	891
Cubic Corp.	105	6,149
Ducommun, Inc.*	36	1,790
Kaman Corp.	92	4,811
Kratos Defense & Security Solutions, Inc.*	407	8,616
Maxar Technologies, Inc.	205	5,701
Moog, Inc., Class A	100	7,736
National Presto Industries, Inc.	17	1,446
PAE, Inc.*	198	1,903
Park Aerospace Corp.	66	840
Parsons Corp.*	76	2,485
Triumph Group, Inc.	173	2,278
Vectrus, Inc.*	38	1,811
		65,076
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	197	6,056
Atlas Air Worldwide Holdings, Inc.*	86	4,800
Echo Global Logistics, Inc.*	88	2,498
Forward Air Corp.	93	6,795
Hub Group, Inc., Class A*	110	6,008
Radiant Logistics, Inc.*	131	776
		26,933
Airlines - 0.1%
Allegiant Travel Co.	44	7,488
Hawaiian Holdings, Inc.	152	3,080
Mesa Air Group, Inc.*	99	632
SkyWest, Inc.	165	7,083
Spirit Airlines, Inc.*(a)	298	6,744
		25,027
Auto Components - 0.4%
Adient plc*	295	9,231
American Axle & Manufacturing Holdings, Inc.*	376	2,993
Cooper Tire & Rubber Co.	169	6,714
Cooper-Standard Holdings, Inc.*	56	1,899
Dana, Inc.	485	8,167
Dorman Products, Inc.*	89	8,221
Fox Factory Holding Corp.*	139	12,130
Gentherm, Inc.*	110	6,255
Goodyear Tire & Rubber Co. (The)	774	8,065
LCI Industries	83	10,440
Modine Manufacturing Co.*	166	1,813
Motorcar Parts of America, Inc.*	63	1,268
Patrick Industries, Inc.	75	4,728
Standard Motor Products, Inc.	71	3,287
Stoneridge, Inc.*	87	2,337
Tenneco, Inc., Class A*	171	1,821
Visteon Corp.*	93	11,239
Workhorse Group, Inc.*(a)	316	8,017
XPEL, Inc.*(b)	56	2,121
		110,746
Automobiles - 0.0%(c)
Winnebago Industries, Inc.	104	5,505

Banks - 2.0%
1st Constitution Bancorp	30	490
1st Source Corp.	55	2,053
ACNB Corp.	28	697
Allegiance Bancshares, Inc.	63	1,995
Altabancorp	53	1,452
Amalgamated Bank, Class A	45	572
Amerant Bancorp, Inc.*	76	1,129
American National Bankshares, Inc.	36	935
Ameris Bancorp	222	7,550
Ames National Corp.	29	624
Arrow Financial Corp.	44	1,309
Atlantic Capital Bancshares, Inc.*	70	983
Atlantic Union Bankshares Corp.	261	7,807
Auburn National Bancorp, Inc.	8	335
Banc of California, Inc.	150	1,995
BancFirst Corp.	63	3,416
Bancorp, Inc. (The)*	173	2,041
BancorpSouth Bank	332	8,416
Bank First Corp.(a)	21	1,452
Bank of Commerce Holdings	53	499
Bank of Marin Bancorp	44	1,527
Bank of NT Butterfield & Son Ltd. (The)	170	5,382
Bank of Princeton (The)	19	453
Bank7 Corp.	10	122
BankFinancial Corp.	44	355
BankUnited, Inc.	307	8,753
Bankwell Financial Group, Inc.	22	403
Banner Corp.	116	4,794
Bar Harbor Bankshares	50	1,152
BayCom Corp.*	38	547
BCB Bancorp, Inc.	48	488
Berkshire Hills Bancorp, Inc.	150	2,460
Boston Private Financial Holdings, Inc.	274	1,962
Bridge Bancorp, Inc.	56	1,250
Brookline Bancorp, Inc.	260	2,956
Bryn Mawr Bank Corp.	66	1,968
Business First Bancshares, Inc.	65	1,214
Byline Bancorp, Inc.	81	1,242
C&F Financial Corp.	12	450
Cadence Bancorp	413	5,757
California Bancorp*	25	402
Cambridge Bancorp	21	1,420
Camden National Corp.	49	1,683
Capital Bancorp, Inc.*	27	321
Capital City Bank Group, Inc.	45	1,025
Capstar Financial Holdings, Inc.	54	651
Carter Bankshares, Inc.	76	712
Cathay General Bancorp	254	7,175
CB Financial Services, Inc.	17	381
CBTX, Inc.	59	1,295
Central Pacific Financial Corp.	92	1,508
Central Valley Community Bancorp	35	499
Century Bancorp, Inc., Class A	9	665
Chemung Financial Corp.	12	403
ChoiceOne Financial Services, Inc.	25	741
CIT Group, Inc.	330	11,052
Citizens & Northern Corp.	45	817
Citizens Holding Co.	16	328
City Holding Co.	53	3,482

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Civista Bancshares, Inc.	53	892
CNB Financial Corp.	50	984
Coastal Financial Corp.*	30	592
Codorus Valley Bancorp, Inc.	31	520
Colony Bankcorp, Inc.	26	371
Columbia Banking System, Inc.	240	7,586
Community Bank System, Inc.	177	11,018
Community Bankers Trust Corp.	73	474
Community Financial Corp. (The)	17	466
Community Trust Bancorp, Inc.	52	1,760
ConnectOne Bancorp, Inc.	124	2,199
County Bancorp, Inc.(a)	16	343
CrossFirst Bankshares, Inc.*	161	1,465
Customers Bancorp, Inc.*	96	1,621
CVB Financial Corp.	433	8,223
Dime Community Bancshares, Inc.	96	1,387
Eagle Bancorp Montana, Inc.	21	433
Eagle Bancorp, Inc.	107	3,935
Enterprise Bancorp, Inc.	30	776
Enterprise Financial Services Corp.	81	2,755
Equity Bancshares, Inc., Class A*	49	993
Esquire Financial Holdings, Inc.*	23	430
Evans Bancorp, Inc.	16	432
Farmers & Merchants Bancorp, Inc.	34	778
Farmers National Banc Corp.	87	1,091
FB Financial Corp.	104	3,320
Fidelity D&D Bancorp, Inc.(a)	13	758
Financial Institutions, Inc.	53	1,061
First Bancorp, Inc. (The)	34	824
First Bancorp/NC	96	3,012
First Bancorp/PR	721	5,725
First Bancshares, Inc. (The)	69	1,888
First Bank	54	502
First Busey Corp.	169	3,382
First Business Financial Services, Inc.	27	510
First Capital, Inc.(a)	11	729
First Choice Bancorp	35	579
First Commonwealth Financial Corp.	327	3,162
First Community Bankshares, Inc.	58	1,222
First Community Corp.	24	414
First Financial Bancorp	325	5,216
First Financial Bankshares, Inc.	432	14,437
First Financial Corp.	45	1,704
First Foundation, Inc.	132	2,344
First Guaranty Bancshares, Inc.	12	202
First Internet Bancorp	32	819
First Interstate BancSystem, Inc., Class A	140	5,327
First Merchants Corp.	181	6,031
First Mid Bancshares, Inc.	49	1,472
First Midwest Bancorp, Inc.	382	5,344
First Northwest Bancorp	29	435
First of Long Island Corp. (The)	76	1,278
First Savings Financial Group, Inc.	6	378
First United Corp.	22	336
First Western Financial, Inc.*	21	355
Flushing Financial Corp.	90	1,278
FNCB Bancorp, Inc.	57	382
Franklin Financial Services Corp.	14	398
Fulton Financial Corp.	532	6,554
FVCBankcorp, Inc.*	40	520
German American Bancorp, Inc.	82	2,619
Glacier Bancorp, Inc.	321	13,087
Great Southern Bancorp, Inc.	37	1,698
Great Western Bancorp, Inc.	185	3,040
Guaranty Bancshares, Inc.	23	663
Hancock Whitney Corp.	289	8,118
Hanmi Financial Corp.	102	994
HarborOne Bancorp, Inc.	177	1,736
Hawthorn Bancshares, Inc.	20	440
HBT Financial, Inc.	33	461
Heartland Financial USA, Inc.	116	4,522
Heritage Commerce Corp.	195	1,642
Heritage Financial Corp.	121	2,816
Hilltop Holdings, Inc.	241	5,806
Home BancShares, Inc.	512	9,477
HomeTrust Bancshares, Inc.	52	886
Hope Bancorp, Inc.	393	3,726
Horizon Bancorp, Inc.	143	2,045
Howard Bancorp, Inc.*	44	543
Independent Bank Corp.	110	7,440
Independent Bank Corp./MI	71	1,208
Independent Bank Group, Inc.	124	6,958
International Bancshares Corp.	179	5,801
Investar Holding Corp.	34	553
Investors Bancorp, Inc.	773	7,483
Lakeland Bancorp, Inc.	163	1,959
Lakeland Financial Corp.	83	4,216
Landmark Bancorp, Inc.	13	323
LCNB Corp.	41	607
Level One Bancorp, Inc.	17	324
Limestone Bancorp, Inc.*	18	219
Live Oak Bancshares, Inc.	94	3,865
Macatawa Bank Corp.	88	683
Mackinac Financial Corp.	30	365
MainStreet Bancshares, Inc.*	24	389
Mercantile Bank Corp.	53	1,316
Meridian Corp.	18	335
Metrocity Bankshares, Inc.(a)	58	803
Metropolitan Bank Holding Corp.*	23	761
Mid Penn Bancorp, Inc.	23	535
Middlefield Banc Corp.	20	428
Midland States Bancorp, Inc.	72	1,220
MidWestOne Financial Group, Inc.	49	1,140
MVB Financial Corp.	33	664
National Bank Holdings Corp., Class A	99	3,186
National Bankshares, Inc.	21	633
NBT Bancorp, Inc.	142	4,253
Nicolet Bankshares, Inc.*	31	2,062
Northeast Bank	26	566
Northrim Bancorp, Inc.	21	667
Norwood Financial Corp.	19	512
Oak Valley Bancorp	23	412
OceanFirst Financial Corp.	199	3,138
OFG Bancorp	170	2,847
Ohio Valley Banc Corp.	14	323
Old National Bancorp	549	8,691
Old Second Bancorp, Inc.	96	927
Origin Bancorp, Inc.	74	1,903
Orrstown Financial Services, Inc.	36	580
Pacific Premier Bancorp, Inc.	268	7,724
Park National Corp.	48	4,853
Parke Bancorp, Inc.	35	503
Partners Bancorp(a)	33	216
PCB Bancorp	42	457

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Peapack-Gladstone Financial Corp.	61	1,343
Penns Woods Bancorp, Inc.	23	588
Peoples Bancorp of North Carolina, Inc.	15	373
Peoples Bancorp, Inc.	62	1,549
Peoples Financial Services Corp.	23	870
Plumas Bancorp(a)	16	382
Preferred Bank	46	1,691
Premier Financial Bancorp, Inc.	44	586
Professional Holding Corp., Class A*	38	540
QCR Holdings, Inc.	50	1,743
RBB Bancorp	56	831
Red River Bancshares, Inc.	17	846
Reliant Bancorp, Inc.	50	885
Renasant Corp.	182	5,618
Republic Bancorp, Inc., Class A	33	1,165
Republic First Bancorp, Inc.*	152	473
Richmond Mutual Bancorp, Inc.	41	514
S&T Bancorp, Inc.	129	2,888
Salisbury Bancorp, Inc.	8	312
Sandy Spring Bancorp, Inc.	154	4,537
SB Financial Group, Inc.	24	411
Seacoast Banking Corp. of Florida*	173	4,370
Select Bancorp, Inc.*	53	485
ServisFirst Bancshares, Inc.	163	6,158
Shore Bancshares, Inc.	42	582
Sierra Bancorp	47	1,034
Silvergate Capital Corp., Class A*	52	1,851
Simmons First National Corp., Class A	363	7,079
SmartFinancial, Inc.	47	830
South Plains Financial, Inc.	35	618
South State Corp.	234	15,554
Southern First Bancshares, Inc.*	24	766
Southern National Bancorp of Virginia, Inc.	66	722
Southside Bancshares, Inc.	106	3,116
Spirit of Texas Bancshares, Inc.	44	687
Stock Yards Bancorp, Inc.	68	2,709
Summit Financial Group, Inc.	38	796
Texas Capital Bancshares, Inc.*	169	9,447
Tompkins Financial Corp.	48	3,053
Towne Bank	224	4,872
TriCo Bancshares	89	2,916
TriState Capital Holdings, Inc.*	92	1,370
Triumph Bancorp, Inc.*	76	3,453
Trustmark Corp.	211	5,237
UMB Financial Corp.	146	9,929
United Bankshares, Inc.	415	12,151
United Community Banks, Inc.	262	6,264
United Security Bancshares	45	317
Unity Bancorp, Inc.	26	457
Univest Financial Corp.	96	1,758
Valley National Bancorp	1,335	12,202
Veritex Holdings, Inc.	159	3,449
Washington Trust Bancorp, Inc.	57	2,241
WesBanco, Inc.	218	6,241
West Bancorp, Inc.	54	1,041
Westamerica Bancorp	87	4,795
		582,029
Beverages - 0.1%
Celsius Holdings, Inc.*	115	3,709
Coca-Cola Consolidated, Inc.	16	4,187
MGP Ingredients, Inc.	43	1,875
National Beverage Corp.*(a)	40	3,921
NewAge, Inc.*(a)	317	1,087
Primo Water Corp.	523	7,861
		22,640
Biotechnology - 2.8%
89bio, Inc.*	22	594
Abeona Therapeutics, Inc.*	202	327
ADMA Biologics, Inc.*(a)	202	412
Adverum Biotechnologies, Inc.*	291	3,955
Aeglea BioTherapeutics, Inc.*	141	1,207
Affimed NV*	272	1,452
Agenus, Inc.*	508	1,880
Akebia Therapeutics, Inc.*	480	1,589
Akero Therapeutics, Inc.*	45	1,295
Akouos, Inc.*	49	1,013
Albireo Pharma, Inc.*	45	1,674
Alector, Inc.*	155	2,032
Allakos, Inc.*	82	8,776
Allogene Therapeutics, Inc.*	181	5,620
Allovir, Inc.*(a)	60	2,377
ALX Oncology Holdings, Inc.*	32	2,462
Amicus Therapeutics, Inc.*	852	19,502
AnaptysBio, Inc.*	72	1,857
Anavex Life Sciences Corp.*(a)	176	938
Anika Therapeutics, Inc.*	47	1,777
Annexon, Inc.*	49	1,186
Apellis Pharmaceuticals, Inc.*	201	9,475
Applied Genetic Technologies Corp.*	81	360
Applied Molecular Transport, Inc.*(a)	42	1,303
Applied Therapeutics, Inc.*	46	1,065
Aprea Therapeutics, Inc.*	24	606
Aptinyx, Inc.*(a)	85	337
Aravive, Inc.*(a)	41	238
Arcturus Therapeutics Holdings, Inc.*	54	4,955
Arcus Biosciences, Inc.*	141	3,839
Arcutis Biotherapeutics, Inc.*	61	1,654
Ardelyx, Inc.*	245	1,544
Arena Pharmaceuticals, Inc.*	195	12,845
Arrowhead Pharmaceuticals, Inc.*	336	21,010
Assembly Biosciences, Inc.*	103	594
Atara Biotherapeutics, Inc.*	242	5,612
Athenex, Inc.*	208	2,835
Athersys, Inc.*	581	1,075
Atreca, Inc., Class A*	94	1,461
AVEO Pharmaceuticals, Inc.*	73	393
Avid Bioservices, Inc.*	189	1,724
Avidity Biosciences, Inc.*	56	1,677
Avrobio, Inc.*	105	1,446
Axcella Health, Inc.*	50	285
Beam Therapeutics, Inc.*	118	5,900
Beyondspring, Inc.*	49	548
BioCryst Pharmaceuticals, Inc.*	592	3,025
Biohaven Pharmaceutical Holding Co. Ltd.*	161	14,321
BioSpecifics Technologies Corp.*	21	1,856
Bioxcel Therapeutics, Inc.*	39	1,716
Black Diamond Therapeutics, Inc.*	61	2,034
Blueprint Medicines Corp.*	185	19,995
BrainStorm Cell Therapeutics, Inc.*(a)	96	530

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Bridgebio Pharma, Inc.*(a)	244	12,259
Cabaletta Bio, Inc.*	43	640
Calithera Biosciences, Inc.*	220	1,080
Calyxt, Inc.*(a)	35	130
CareDx, Inc.*	160	9,147
CASI Pharmaceuticals, Inc.*	221	550
Catabasis Pharmaceuticals, Inc.*	64	106
Catalyst Biosciences, Inc.*	74	459
Catalyst Pharmaceuticals, Inc.*	325	1,190
Cellular Biomedicine Group, Inc.*	41	754
CEL-SCI Corp.*(a)	113	1,413
Centogene NV*	28	351
Checkmate Pharmaceuticals, Inc.*(a)	17	206
Checkpoint Therapeutics, Inc.*	151	362
ChemoCentryx, Inc.*	166	9,155
Chimerix, Inc.*	162	611
Chinook Therapeutics, Inc.*	44	615
Cidara Therapeutics, Inc.*(a)	118	276
Clovis Oncology, Inc.*(a)	278	1,368
Cohbar, Inc.*(a)(b)	87	117
Coherus Biosciences, Inc.*	194	3,581
Concert Pharmaceuticals, Inc.*	96	1,094
Constellation Pharmaceuticals, Inc.*	103	2,610
ContraFect Corp.*	82	518
Corbus Pharmaceuticals Holdings, Inc.*(a)	250	305
Cortexyme, Inc.*	53	2,576
Crinetics Pharmaceuticals, Inc.*	91	1,217
Cue Biopharma, Inc.*	96	1,343
Cyclerion Therapeutics, Inc.*	74	228
Cytokinetics, Inc.*	222	3,730
CytomX Therapeutics, Inc.*	151	1,136
Deciphera Pharmaceuticals, Inc.*	125	7,725
Denali Therapeutics, Inc.*	211	12,865
DermTech, Inc.*	27	334
Dicerna Pharmaceuticals, Inc.*	218	5,509
Dyadic International, Inc.*(a)	65	381
Dynavax Technologies Corp.*	356	1,808
Eagle Pharmaceuticals, Inc.*	37	1,683
Editas Medicine, Inc.*	210	6,424
Eidos Therapeutics, Inc.*	37	3,406
Eiger BioPharmaceuticals, Inc.*	92	841
Emergent BioSolutions, Inc.*	150	12,290
Enanta Pharmaceuticals, Inc.*	64	2,637
Enochian Biosciences, Inc.*(a)	46	133
Epizyme, Inc.*	299	4,108
Esperion Therapeutics, Inc.*(a)	87	2,464
Evelo Biosciences, Inc.*(a)	67	344
Exicure, Inc.*	199	310
Fate Therapeutics, Inc.*	240	14,032
Fennec Pharmaceuticals, Inc.*	72	563
FibroGen, Inc.*	282	11,649
Five Prime Therapeutics, Inc.*	90	1,692
Flexion Therapeutics, Inc.*(a)	147	1,574
Forma Therapeutics Holdings, Inc.*	54	2,362
Fortress Biotech, Inc.*	210	577
Frequency Therapeutics, Inc.*(a)	84	2,411
G1 Therapeutics, Inc.*	114	2,082
Galectin Therapeutics, Inc.*	125	325
Galera Therapeutics, Inc.*	29	317
Generation Bio Co.*	41	1,977
Genprex, Inc.*(a)	96	310
Geron Corp.*	962	1,794
GlycoMimetics, Inc.*	124	466
Gossamer Bio, Inc.*	190	1,680
Gritstone Oncology, Inc.*	101	308
Halozyme Therapeutics, Inc.*	455	17,790
Harpoon Therapeutics, Inc.*(a)	35	522
Heron Therapeutics, Inc.*	293	5,078
Homology Medicines, Inc.*	114	1,122
Hookipa Pharma, Inc.*	42	487
iBio, Inc.*	193	288
Ideaya Biosciences, Inc.*	53	739
IGM Biosciences, Inc.*(a)	24	1,603
Immunic, Inc.*	19	356
ImmunoGen, Inc.*	575	3,134
Immunovant, Inc.*	117	5,755
Inovio Pharmaceuticals, Inc.*(a)	525	6,415
Inozyme Pharma, Inc.*(a)	27	703
Insmed, Inc.*	339	13,224
Intellia Therapeutics, Inc.*	168	6,597
Intercept Pharmaceuticals, Inc.*	87	3,089
Invitae Corp.*	387	19,215
Ironwood Pharmaceuticals, Inc.*	534	6,152
iTeos Therapeutics, Inc.*	36	964
IVERIC bio, Inc.*	269	1,835
Jounce Therapeutics, Inc.*	58	415
Kadmon Holdings, Inc.*	578	2,520
KalVista Pharmaceuticals, Inc.*	46	861
Karuna Therapeutics, Inc.*	53	5,288
Karyopharm Therapeutics, Inc.*	235	3,993
Keros Therapeutics, Inc.*	23	1,739
Kezar Life Sciences, Inc.*	105	691
Kindred Biosciences, Inc.*	125	486
Kiniksa Pharmaceuticals Ltd., Class A*	90	1,679
Kodiak Sciences, Inc.*	97	13,257
Krystal Biotech, Inc.*	45	2,472
Kura Oncology, Inc.*	178	6,461
La Jolla Pharmaceutical Co.*	60	298
Lexicon Pharmaceuticals, Inc.*(a)	138	211
Ligand Pharmaceuticals, Inc.*(a)	48	4,050
LogicBio Therapeutics, Inc.*(a)	41	286
MacroGenics, Inc.*	177	4,083
Madrigal Pharmaceuticals, Inc.*	29	3,387
Magenta Therapeutics, Inc.*	69	493
MannKind Corp.*	738	2,199
Marker Therapeutics, Inc.*(a)	99	168
MediciNova, Inc.*(a)	141	838
MEI Pharma, Inc.*	346	996
MeiraGTx Holdings plc*	69	974
Mersana Therapeutics, Inc.*	178	4,535
Minerva Neurosciences, Inc.*	115	447
Mirati Therapeutics, Inc.*	138	32,823
Mirum Pharmaceuticals, Inc.*	17	399
Molecular Templates, Inc.*	89	797
Morphic Holding, Inc.*	46	1,443
Mustang Bio, Inc.*	96	355
Myriad Genetics, Inc.*	238	4,175
NantKwest, Inc.*(a)	106	1,015
Natera, Inc.*	237	20,920
Neoleukin Therapeutics, Inc.*	108	1,371
NeuBase Therapeutics, Inc.*	56	430
NeuroBo Pharmaceuticals, Inc.*	14	76
NextCure, Inc.*	55	557
Nkarta, Inc.*(a)	54	1,797

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Novavax, Inc.*	206	28,737
Nurix Therapeutics, Inc.*	37	1,577
Nymox Pharmaceutical Corp.*	140	281
Oncocyte Corp.*	211	407
OPKO Health, Inc.*	1,332	6,180
Organogenesis Holdings, Inc.*	68	350
Orgenesis, Inc.*	61	296
ORIC Pharmaceuticals, Inc.*	29	983
Ovid therapeutics, Inc.*	143	978
Oyster Point Pharma, Inc.*	20	439
Pandion Therapeutics, Inc.*(a)	25	440
Passage Bio, Inc.*	45	923
PDL BioPharma, Inc.*	373	944
PhaseBio Pharmaceuticals, Inc.*(a)	51	194
Pieris Pharmaceuticals, Inc.*	166	485
Poseida Therapeutics, Inc.*	45	522
Precigen, Inc.*(a)	222	1,758
Precision BioSciences, Inc.*	156	1,945
Prevail Therapeutics, Inc.*	48	493
Protagonist Therapeutics, Inc.*	101	2,440
Protara Therapeutics, Inc.*	7	168
Prothena Corp. plc*	103	1,166
PTC Therapeutics, Inc.*	207	12,952
Puma Biotechnology, Inc.*	102	1,148
Radius Health, Inc.*	152	2,399
RAPT Therapeutics, Inc.*	37	802
REGENXBIO, Inc.*	114	3,972
Relay Therapeutics, Inc.*	108	5,757
Replimune Group, Inc.*	70	3,618
REVOLUTION Medicines, Inc.*	129	5,628
Rhythm Pharmaceuticals, Inc.*	113	3,497
Rigel Pharmaceuticals, Inc.*	569	1,724
Rocket Pharmaceuticals, Inc.*	114	3,529
Rubius Therapeutics, Inc.*	120	752
Sangamo Therapeutics, Inc.*	386	3,856
Savara, Inc.*	161	216
Scholar Rock Holding Corp.*(a)	76	3,786
Selecta Biosciences, Inc.*(a)	227	763
Seres Therapeutics, Inc.*	178	4,915
Soleno Therapeutics, Inc.*	199	390
Solid Biosciences, Inc.*	83	275
Sorrento Therapeutics, Inc.*(a)	741	6,076
Spectrum Pharmaceuticals, Inc.*	483	2,275
Spero Therapeutics, Inc.*	50	829
SpringWorks Therapeutics, Inc.*	71	4,646
Stoke Therapeutics, Inc.*	41	2,136
Sutro Biopharma, Inc.*	87	1,488
Syndax Pharmaceuticals, Inc.*	90	2,085
Syros Pharmaceuticals, Inc.*	139	1,133
TCR2 Therapeutics, Inc.*	85	2,316
TG Therapeutics, Inc.*	372	10,914
Translate Bio, Inc.*	228	5,066
Travere Therapeutics, Inc.*	164	3,761
Turning Point Therapeutics, Inc.*	114	12,141
Twist Bioscience Corp.*	110	12,291
Tyme Technologies, Inc.*(a)	227	238
Ultragenyx Pharmaceutical, Inc.*	193	22,878
UNITY Biotechnology, Inc.*(a)	117	706
UroGen Pharma Ltd.*	65	1,349
Vanda Pharmaceuticals, Inc.*	180	2,198
Vaxart, Inc.*	175	1,397
Vaxcyte, Inc.*	61	1,958
VBI Vaccines, Inc.*(a)	575	1,969
Veracyte, Inc.*	192	10,466
Verastem, Inc.*(a)	571	1,148
Vericel Corp.*	151	3,857
Viela Bio, Inc.*	72	2,760
Viking Therapeutics, Inc.*(a)	220	1,415
Vir Biotechnology, Inc.*	179	5,707
Voyager Therapeutics, Inc.*	87	724
vTv Therapeutics, Inc., Class A*(a)	35	73
X4 Pharmaceuticals, Inc.*	54	356
XBiotech, Inc.*(a)	48	915
Xencor, Inc.*	186	7,872
XOMA Corp.*(a)	20	662
Y-mAbs Therapeutics, Inc.*	100	5,087
Zentalis Pharmaceuticals, Inc.*	39	1,987
ZIOPHARM Oncology, Inc.*(a)	714	1,999
		835,307
Building Products - 0.4%
AAON, Inc.	138	8,988
Advanced Drainage Systems, Inc.	186	12,974
Alpha Pro Tech Ltd.*(a)	41	518
American Woodmark Corp.*	57	4,988
Apogee Enterprises, Inc.	86	2,257
Builders FirstSource, Inc.*	387	14,478
Caesarstone Ltd.	75	896
Cornerstone Building Brands, Inc.*	146	1,276
CSW Industrials, Inc.	46	4,935
Gibraltar Industries, Inc.*	109	7,135
Griffon Corp.	144	3,002
Insteel Industries, Inc.	62	1,434
JELD-WEN Holding, Inc.*	227	5,491
Masonite International Corp.*	82	8,204
PGT Innovations, Inc.*	191	3,557
Quanex Building Products Corp.	110	2,266
Resideo Technologies, Inc.*	415	7,673
Simpson Manufacturing Co., Inc.	146	13,417
UFP Industries, Inc.	200	10,730
		114,219
Capital Markets - 0.4%
Artisan Partners Asset Management, Inc., Class A	184	8,280
Assetmark Financial Holdings, Inc.*	55	1,308
Associated Capital Group, Inc., Class A	6	230
B Riley Financial, Inc.	64	2,313
BGC Partners, Inc., Class A	1,021	4,227
Blucora, Inc.*	161	2,099
Brightsphere Investment Group, Inc.	205	3,629
Cohen & Steers, Inc.	82	5,803
Cowen, Inc., Class A	89	2,132
Diamond Hill Investment Group, Inc.	10	1,368
Donnelley Financial Solutions, Inc.*	101	1,645
Federated Hermes, Inc., Class B	323	8,669
Focus Financial Partners, Inc., Class A*	105	4,159
GAMCO Investors, Inc., Class A	18	257
Greenhill & Co., Inc.	47	612
Hamilton Lane, Inc., Class A	101	7,058
Houlihan Lokey, Inc.	171	11,077
Moelis & Co., Class A	177	6,946
Oppenheimer Holdings, Inc., Class A	31	914

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Piper Sandler Cos.	58	5,346
PJT Partners, Inc., Class A	79	5,473
Pzena Investment Management, Inc., Class A	57	380
Safeguard Scientifics, Inc.	65	417
Sculptor Capital Management, Inc., Class A	62	873
Siebert Financial Corp.*(a)	38	135
Silvercrest Asset Management Group, Inc., Class A	32	425
Stifel Financial Corp.	223	15,454
StoneX Group, Inc.*	55	3,389
Value Line, Inc.	3	82
Virtus Investment Partners, Inc.	25	4,472
Waddell & Reed Financial, Inc., Class A	216	3,555
Westwood Holdings Group, Inc.	26	310
WisdomTree Investments, Inc.	466	1,995
		115,032
Chemicals - 0.4%
Advanced Emissions Solutions, Inc.	53	299
AdvanSix, Inc.*	92	1,635
AgroFresh Solutions, Inc.*	103	237
American Vanguard Corp.	97	1,471
Amyris, Inc.*(a)	357	1,042
Avient Corp.	306	11,184
Balchem Corp.	108	11,199
Chase Corp.	25	2,649
Ferro Corp.*	274	3,921
FutureFuel Corp.	87	1,043
GCP Applied Technologies, Inc.*	164	3,852
Hawkins, Inc.	32	1,606
HB Fuller Co.	172	9,001
Ingevity Corp.*	139	9,255
Innospec, Inc.	82	6,748
Intrepid Potash, Inc.*	32	414
Koppers Holdings, Inc.*	69	1,868
Kraton Corp.*	105	2,835
Kronos Worldwide, Inc.	75	1,031
Livent Corp.*	491	7,448
Marrone Bio Innovations, Inc.*	225	268
Minerals Technologies, Inc.	114	6,916
Orion Engineered Carbons SA	202	3,143
PQ Group Holdings, Inc.*	129	1,650
Quaker Chemical Corp.	45	11,115
Rayonier Advanced Materials, Inc.*	207	1,339
Sensient Technologies Corp.	142	10,184
Stepan Co.	72	8,364
Trecora Resources*	81	548
Tredegar Corp.	88	1,391
Trinseo SA	128	4,863
Tronox Holdings plc, Class A	300	3,795
		132,314
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	225	8,662
ACCO Brands Corp.	309	2,367
Brady Corp., Class A	158	6,980
BrightView Holdings, Inc.*	137	1,869
Brink's Co. (The)	168	11,273
Casella Waste Systems, Inc., Class A*	154	9,268
CECO Environmental Corp.*	104	770
Cimpress plc*	60	5,378
CompX International, Inc.	6	87
Covanta Holding Corp.	397	4,923
Deluxe Corp.	140	3,604
Ennis, Inc.	86	1,408
Harsco Corp.*	262	4,441
Healthcare Services Group, Inc.	250	5,917
Heritage-Crystal Clean, Inc.*	51	983
Herman Miller, Inc.	198	7,057
HNI Corp.	143	5,214
IBEX Holdings Ltd.*	16	318
Interface, Inc.	195	1,627
KAR Auction Services, Inc.	433	7,816
Kimball International, Inc., Class B	121	1,323
Knoll, Inc.	168	2,295
Matthews International Corp., Class A	102	2,726
McGrath RentCorp	81	5,155
Montrose Environmental Group, Inc.*	37	1,013
NL Industries, Inc.	28	131
PICO Holdings, Inc.*	57	497
Pitney Bowes, Inc.	580	3,306
Quad/Graphics, Inc.	111	344
SP Plus Corp.*	77	2,190
Steelcase, Inc., Class A	289	3,511
Team, Inc.*	100	871
Tetra Tech, Inc.	181	21,584
UniFirst Corp.	51	9,429
US Ecology, Inc.	106	3,592
Viad Corp.	68	2,038
VSE Corp.	30	1,026
		150,993
Communications Equipment - 0.2%
Acacia Communications, Inc.*	130	9,058
ADTRAN, Inc.	160	2,022
Applied Optoelectronics, Inc.*(a)	72	598
CalAmp Corp.*	112	1,021
Calix, Inc.*	176	4,168
Cambium Networks Corp.*	19	514
Casa Systems, Inc.*	106	563
Clearfield, Inc.*	37	880
Comtech Telecommunications Corp.	81	1,544
Digi International, Inc.*	96	1,647
DZS, Inc.*	40	515
Extreme Networks, Inc.*	397	2,231
Genasys, Inc.*	111	786
Harmonic, Inc.*	318	2,077
Infinera Corp.*	533	4,509
Inseego Corp.*(a)	228	2,264
InterDigital, Inc.	103	6,171
KVH Industries, Inc.*	56	577
NETGEAR, Inc.*	99	3,149
NetScout Systems, Inc.*	233	5,457
PCTEL, Inc.*	59	371
Plantronics, Inc.	115	3,142
Resonant, Inc.*(a)	168	373
Ribbon Communications, Inc.*	228	1,564
Viavi Solutions, Inc.*	765	10,362
		65,563
Construction & Engineering - 0.4%
Aegion Corp.*	102	1,749
Ameresco, Inc., Class A*	82	3,653
API Group Corp.*(b)	469	7,270

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Arcosa, Inc.	163	8,458
Argan, Inc.	49	2,254
Comfort Systems USA, Inc.	120	6,047
Concrete Pumping Holdings, Inc.*	90	351
Construction Partners, Inc., Class A*	88	2,314
Dycom Industries, Inc.*	103	6,475
EMCOR Group, Inc.	182	15,685
Fluor Corp.	472	8,151
Granite Construction, Inc.	157	3,865
Great Lakes Dredge & Dock Corp.*	213	2,405
HC2 Holdings, Inc.*	127	425
IES Holdings, Inc.*	27	996
MasTec, Inc.*	190	10,775
MYR Group, Inc.*	55	2,812
Northwest Pipe Co.*	32	921
NV5 Global, Inc.*	36	2,632
Primoris Services Corp.	161	3,904
Sterling Construction Co., Inc.*	93	1,487
Tutor Perini Corp.*	137	1,852
WillScot Mobile Mini Holdings Corp.*	537	11,551
		106,032
Construction Materials - 0.0%(c)
Forterra, Inc.*	64	1,187
Summit Materials, Inc., Class A*	384	7,296
United States Lime & Minerals, Inc.	7	775
US Concrete, Inc.*	53	1,881
		11,139
Consumer Finance - 0.2%
Atlanticus Holdings Corp.*	17	255
Curo Group Holdings Corp.	61	527
Encore Capital Group, Inc.*	105	3,585
Enova International, Inc.*	98	2,049
EZCORP, Inc., Class A*	160	814
FirstCash, Inc.	136	8,737
Green Dot Corp., Class A*	171	9,159
LendingClub Corp.*	236	1,883
Navient Corp.	641	6,006
Nelnet, Inc., Class A	58	3,938
Oportun Financial Corp.*	65	1,099
PRA Group, Inc.*	151	6,286
Regional Management Corp.	29	775
World Acceptance Corp.*(a)	16	1,807
		46,920
Containers & Packaging - 0.1%
Greif, Inc., Class A	86	4,180
Greif, Inc., Class B	20	986
Myers Industries, Inc.	120	2,039
O-I Glass, Inc.	525	5,943
Ranpak Holdings Corp.*	97	1,097
UFP Technologies, Inc.*	23	1,014
		15,259
Distributors - 0.0%(c)
Core-Mark Holding Co., Inc.	150	4,679
Funko, Inc., Class A*(a)	82	720
Greenlane Holdings, Inc., Class A*	34	141
Weyco Group, Inc.	20	358
		5,898
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc.*	174	4,982
American Public Education, Inc.*	48	1,490
Aspen Group, Inc.*	64	778
Carriage Services, Inc.	55	1,496
Collectors Universe, Inc.	30	2,314
Franchise Group, Inc.	73	1,956
Houghton Mifflin Harcourt Co.*	353	1,062
K12, Inc.*	134	3,126
Laureate Education, Inc., Class A*	360	5,112
OneSpaWorld Holdings Ltd.	151	1,335
Perdoceo Education Corp.*	232	2,631
Regis Corp.*	79	671
Strategic Education, Inc.	81	7,605
Universal Technical Institute, Inc.*	97	636
Vivint Smart Home, Inc.*	244	5,375
WW International, Inc.*	158	4,663
		45,232
Diversified Financial Services - 0.1%
Alerus Financial Corp.	50	1,201
A-Mark Precious Metals, Inc.	16	489
Banco Latinoamericano de Comercio Exterior SA, Class E	104	1,536
Cannae Holdings, Inc.*	289	11,392
GWG Holdings, Inc.*	11	84
Marlin Business Services Corp.	28	291
SWK Holdings Corp.*	12	156
		15,149
Diversified Telecommunication Services - 0.2%
Alaska Communications Systems Group, Inc.	174	532
Anterix, Inc.*	36	1,078
ATN International, Inc.	37	1,811
Bandwidth, Inc., Class A*	64	9,714
Cincinnati Bell, Inc.*	168	2,555
Cogent Communications Holdings, Inc.	142	8,256
Consolidated Communications Holdings, Inc.*	244	1,366
IDT Corp., Class B*	51	608
Iridium Communications, Inc.*	394	12,644
Liberty Latin America Ltd., Class A*	155	1,759
Liberty Latin America Ltd., Class C*	520	5,881
Ooma, Inc.*	70	1,093
ORBCOMM, Inc.*	248	1,419
Vonage Holdings Corp.*	776	9,979
		58,695
Electric Utilities - 0.2%
ALLETE, Inc.	175	9,842
Genie Energy Ltd., Class B	44	365
MGE Energy, Inc.	122	8,378
Otter Tail Corp.	136	5,416
PNM Resources, Inc.	266	13,063
Portland General Electric Co.	301	12,455
Spark Energy, Inc., Class A	40	371
		49,890
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	25	1,014
American Superconductor Corp.*	75	1,491
Atkore International Group, Inc.*	159	6,198
AZZ, Inc.	87	3,879
Bloom Energy Corp., Class A*(a)	297	7,282
Encore Wire Corp.	68	3,514
EnerSys	142	11,617

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
FuelCell Energy, Inc.*(a)	713	7,273
LSI Industries, Inc.	86	673
Orion Energy Systems, Inc.*	91	939
Plug Power, Inc.*	1,142	30,137
Powell Industries, Inc.	30	775
Preformed Line Products Co.	10	607
Sunrun, Inc.*	488	31,271
Thermon Group Holdings, Inc.*	110	1,555
TPI Composites, Inc.*	102	4,103
Ultralife Corp.*	30	203
Vicor Corp.*	65	5,327
		117,858
Electronic Equipment, Instruments & Components - 0.6%
Akoustis Technologies, Inc.*(a)	104	791
Arlo Technologies, Inc.*	262	1,378
Badger Meter, Inc.	98	8,079
Bel Fuse, Inc., Class B	34	498
Belden, Inc.	148	5,695
Benchmark Electronics, Inc.	122	2,967
CTS Corp.	107	3,259
Daktronics, Inc.	122	550
ePlus, Inc.*	45	3,794
Fabrinet*	123	8,402
FARO Technologies, Inc.*	59	3,901
Fitbit, Inc., Class A*	815	5,852
II-VI, Inc.*	338	22,866
Insight Enterprises, Inc.*	116	8,292
Intellicheck, Inc.*(a)	60	589
Iteris, Inc.*	135	659
Itron, Inc.*	134	10,534
Kimball Electronics, Inc.*	81	1,248
Knowles Corp.*	297	5,043
Luna Innovations, Inc.*	98	982
Methode Electronics, Inc.	123	4,307
MTS Systems Corp.	65	2,277
Napco Security Technologies, Inc.*	39	1,190
nLight, Inc.*	117	3,512
Novanta, Inc.*	115	13,798
OSI Systems, Inc.*	57	5,022
PAR Technology Corp.*(a)	54	2,915
PC Connection, Inc.	37	1,689
Plexus Corp.*	96	7,172
Powerfleet, Inc.*	95	654
Research Frontiers, Inc.*(a)	89	261
Rogers Corp.*	62	9,108
Sanmina Corp.*	225	7,158
ScanSource, Inc.*	85	2,134
TTM Technologies, Inc.*	335	4,375
Vishay Intertechnology, Inc.	445	8,615
Vishay Precision Group, Inc.*	42	1,229
Wrap Technologies, Inc.*(a)	38	219
		171,014
Energy Equipment & Services - 0.2%
Archrock, Inc.	435	3,380
Aspen Aerogels, Inc.*	68	960
Bristow Group, Inc.*	22	490
Cactus, Inc., Class A	159	3,689
ChampionX Corp.*	622	7,389
DMC Global, Inc.	49	2,002
Dril-Quip, Inc.*	117	3,325
Exterran Corp.*	87	369
Frank's International NV*	519	1,158
Helix Energy Solutions Group, Inc.*	478	1,797
Liberty Oilfield Services, Inc., Class A	217	2,018
Matrix Service Co.*	87	834
Nabors Industries Ltd.(a)	24	1,257
National Energy Services Reunited Corp.*	69	603
Newpark Resources, Inc.*	298	447
NexTier Oilfield Solutions, Inc.*	542	1,518
Oceaneering International, Inc.*	332	2,015
Oil States International, Inc.*	202	897
Patterson-UTI Energy, Inc.	613	2,642
ProPetro Holding Corp.*	268	1,546
RPC, Inc.*	192	595
SEACOR Holdings, Inc.*	64	2,126
Select Energy Services, Inc., Class A*	197	833
Solaris Oilfield Infrastructure, Inc., Class A	96	645
Tidewater, Inc.*	135	1,284
Transocean Ltd.*(a)	1,959	3,624
US Silica Holdings, Inc.	247	1,067
		48,510
Entertainment - 0.1%
AMC Entertainment Holdings, Inc., Class A(a)	174	743
Cinemark Holdings, Inc.(a)	358	5,531
Eros STX Global Corp.*(a)	506	1,078
Gaia, Inc.*	41	408
Glu Mobile, Inc.*	489	4,944
IMAX Corp.*	166	2,462
Liberty Media Corp.-Liberty Braves, Class A*	34	856
Liberty Media Corp.-Liberty Braves, Class C*	122	3,050
LiveXLive Media, Inc.*(a)	154	385
Marcus Corp. (The)	75	880
		20,337
Equity Real Estate Investment Trusts (REITs) - 1.4%
Acadia Realty Trust	284	4,033
Agree Realty Corp.	178	11,730
Alexander & Baldwin, Inc.	241	3,772
Alexander's, Inc.	7	1,914
Alpine Income Property Trust, Inc.	22	352
American Assets Trust, Inc.	169	4,849
American Finance Trust, Inc.	366	2,701
Armada Hoffler Properties, Inc.	193	2,048
Bluerock Residential Growth REIT, Inc.	82	836
BRT Apartments Corp.	35	457
CareTrust REIT, Inc.	320	6,218
CatchMark Timber Trust, Inc., Class A	163	1,563
Chatham Lodging Trust	155	1,707
CIM Commercial Trust Corp.	38	462
City Office REIT, Inc.	143	1,254
Clipper Realty, Inc.	50	318
Colony Capital, Inc.	1,609	6,951
Columbia Property Trust, Inc.	384	5,368
Community Healthcare Trust, Inc.	72	3,252
CoreCivic, Inc.	401	2,843
CorEnergy Infrastructure Trust, Inc.	46	274
CorePoint Lodging, Inc.	131	853
DiamondRock Hospitality Co.	669	5,031
Diversified Healthcare Trust	794	3,502

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Easterly Government Properties, Inc.	268	5,805
EastGroup Properties, Inc.	129	17,587
Essential Properties Realty Trust, Inc.	310	6,367
Farmland Partners, Inc.(a)	87	694
Four Corners Property Trust, Inc.	236	6,610
Franklin Street Properties Corp.	348	1,615
Front Yard Residential Corp.	168	2,742
GEO Group, Inc. (The)(a)	395	3,733
Getty Realty Corp.	114	3,236
Gladstone Commercial Corp.	113	2,044
Gladstone Land Corp.	66	960
Global Medical REIT, Inc.	141	1,930
Global Net Lease, Inc.	302	5,040
Healthcare Realty Trust, Inc.	453	13,364
Hersha Hospitality Trust	114	923
Independence Realty Trust, Inc.	317	4,083
Industrial Logistics Properties Trust	217	4,715
Innovative Industrial Properties, Inc.	71	10,910
Investors Real Estate Trust	43	2,984
iStar, Inc.	244	3,440
Kite Realty Group Trust	278	4,003
Lexington Realty Trust	916	9,352
LTC Properties, Inc.	130	4,815
Macerich Co. (The)(a)	502	5,020
Mack-Cali Realty Corp.	291	3,975
Monmouth Real Estate Investment Corp.	318	4,716
National Health Investors, Inc.	144	9,311
National Storage Affiliates Trust	210	7,136
NETSTREIT Corp.	40	759
New Senior Investment Group, Inc.	274	1,515
NexPoint Residential Trust, Inc.	73	3,235
Office Properties Income Trust	160	3,656
One Liberty Properties, Inc.	54	960
Pebblebrook Hotel Trust	436	8,066
Physicians Realty Trust	699	12,128
Piedmont Office Realty Trust, Inc., Class A	423	6,611
Plymouth Industrial REIT, Inc.	53	696
PotlatchDeltic Corp.	220	10,239
Preferred Apartment Communities, Inc., Class A	159	1,242
PS Business Parks, Inc.	67	8,831
QTS Realty Trust, Inc., Class A	205	12,179
Retail Opportunity Investments Corp.	388	5,036
Retail Properties of America, Inc., Class A	718	5,816
Retail Value, Inc.*	55	847
RLJ Lodging Trust	550	6,782
RPT Realty	270	1,979
Ryman Hospitality Properties, Inc.	169	10,848
Sabra Health Care REIT, Inc.	688	11,338
Safehold, Inc.	58	3,948
Saul Centers, Inc.	40	1,248
Seritage Growth Properties, Class A*(a)	114	1,876
Service Properties Trust	549	6,511
SITE Centers Corp.	513	5,176
STAG Industrial, Inc.	502	14,950
Summit Hotel Properties, Inc.	346	3,007
Sunstone Hotel Investors, Inc.	720	7,560
Tanger Factory Outlet Centers, Inc.(a)	303	2,863
Terreno Realty Corp.	223	12,921
UMH Properties, Inc.	123	1,763
Uniti Group, Inc.	647	6,651
Universal Health Realty Income Trust	43	2,598
Urban Edge Properties	389	5,049
Urstadt Biddle Properties, Inc., Class A	100	1,404
Washington REIT	276	6,406
Whitestone REIT	133	1,000
Xenia Hotels & Resorts, Inc.	379	5,340
		422,432
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	104	2,364
BJ's Wholesale Club Holdings, Inc.*	459	18,814
Chefs' Warehouse, Inc. (The)*	101	2,327
HF Foods Group, Inc.*(a)	119	925
Ingles Markets, Inc., Class A	48	1,804
Natural Grocers by Vitamin Cottage, Inc.	31	451
Performance Food Group Co.*	439	19,044
PriceSmart, Inc.	76	6,177
Rite Aid Corp.*(a)	183	2,416
SpartanNash Co.	119	2,247
United Natural Foods, Inc.*	183	3,157
Village Super Market, Inc., Class A	29	672
Weis Markets, Inc.	32	1,524
		61,922
Food Products - 0.4%
Alico, Inc.	17	527
B&G Foods, Inc.(a)	214	5,926
Bridgford Foods Corp.*	6	112
Calavo Growers, Inc.	55	3,940
Cal-Maine Foods, Inc.*	105	4,109
Darling Ingredients, Inc.*	539	26,023
Farmer Bros Co.*	54	240
Fresh Del Monte Produce, Inc.	104	2,641
Freshpet, Inc.*	130	17,794
Hostess Brands, Inc.*	410	5,555
J & J Snack Foods Corp.	50	7,269
John B Sanfilippo & Son, Inc.	29	2,152
Lancaster Colony Corp.	63	10,668
Landec Corp.*	87	900
Limoneira Co.	55	805
Sanderson Farms, Inc.	68	9,298
Seneca Foods Corp., Class A*	22	921
Simply Good Foods Co. (The)*	285	6,196
Tootsie Roll Industries, Inc.(a)	54	1,672
Vital Farms, Inc.*(a)	34	1,008
		107,756
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A(a)	109	7,265
Chesapeake Utilities Corp.	54	5,616
New Jersey Resources Corp.	319	10,536
Northwest Natural Holding Co.	102	4,888
ONE Gas, Inc.	176	13,936
RGC Resources, Inc.	26	631
South Jersey Industries, Inc.	338	7,781

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Southwest Gas Holdings, Inc.	188	12,079
Spire, Inc.	168	10,745
		73,477
Health Care Equipment & Supplies - 0.9%
Accelerate Diagnostics, Inc.*(a)	104	814
Accuray, Inc.*	300	1,338
Acutus Medical, Inc.*(a)	33	938
Alphatec Holdings, Inc.*	151	1,585
AngioDynamics, Inc.*	123	1,749
Antares Pharma, Inc.*	550	1,716
Apyx Medical Corp.*	112	857
Aspira Women's Health, Inc.*(a)	265	1,288
AtriCure, Inc.*	146	6,348
Atrion Corp.	5	3,000
Avanos Medical, Inc.*	159	6,740
Axogen, Inc.*	122	1,743
Axonics Modulation Technologies, Inc.*(a)	101	4,433
Bellerophon Therapeutics, Inc.*	15	107
Beyond Air, Inc.*(a)	47	251
BioLife Solutions, Inc.*	46	1,656
BioSig Technologies, Inc.*(a)	81	373
Cantel Medical Corp.	127	7,548
Cardiovascular Systems, Inc.*	129	4,445
Cerus Corp.*	550	3,657
Chembio Diagnostics, Inc.*(a)	66	379
Co-Diagnostics, Inc.*(a)	89	1,043
CONMED Corp.	91	9,272
CryoLife, Inc.*	123	2,561
CryoPort, Inc.*(a)	114	5,546
Cutera, Inc.*	58	1,451
CytoSorbents Corp.*	138	1,158
Electromed, Inc.*	23	232
ESC Co.*(d)	431	—
FONAR Corp.*	21	403
GenMark Diagnostics, Inc.*	233	3,115
Glaukos Corp.*	143	9,650
Heska Corp.*	23	2,875
Inari Medical, Inc.*	26	1,796
Inogen, Inc.*	62	2,174
Integer Holdings Corp.*	110	7,930
IntriCon Corp.*	28	486
Invacare Corp.	113	964
iRadimed Corp.*	20	490
iRhythm Technologies, Inc.*	92	22,495
Lantheus Holdings, Inc.*	222	2,922
LeMaitre Vascular, Inc.	56	2,206
LENSAR, Inc.*	28	240
LivaNova plc*	164	8,667
Meridian Bioscience, Inc.*	142	2,684
Merit Medical Systems, Inc.*	181	9,968
Mesa Laboratories, Inc.	16	4,348
Milestone Scientific, Inc.*(a)	142	239
Misonix, Inc.*	40	558
Natus Medical, Inc.*	113	2,364
Nemaura Medical, Inc.*	25	102
Neogen Corp.*	177	13,137
Nevro Corp.*	112	18,060
NuVasive, Inc.*	172	7,967
OraSure Technologies, Inc.*	238	2,856
Orthofix Medical, Inc.*	63	2,316
OrthoPediatrics Corp.*	44	2,013
PAVmed, Inc.*(a)	122	237
Pulse Biosciences, Inc.*(a)	46	685
Quotient Ltd.*	193	1,339
Repro-Med Systems, Inc.*	90	405
Retractable Technologies, Inc.*(a)	44	510
Rockwell Medical, Inc.*(a)	233	245
SeaSpine Holdings Corp.*	89	1,266
Shockwave Medical, Inc.*	95	9,294
SI-BONE, Inc.*	85	1,969
Sientra, Inc.*	155	801
Silk Road Medical, Inc.*	90	5,157
Soliton, Inc.*(a)	23	211
STAAR Surgical Co.*	153	10,904
Stereotaxis, Inc.*	148	636
Surgalign Holdings, Inc.*	196	443
Surmodics, Inc.*	44	1,647
Tactile Systems Technology, Inc.*	62	2,673
Tela Bio, Inc.*	23	376
TransMedics Group, Inc.*	84	1,249
Utah Medical Products, Inc.	11	950
Vapotherm, Inc.*(a)	66	1,661
Varex Imaging Corp.*	128	2,135
Venus Concept, Inc.*(a)	64	152
ViewRay, Inc.*(a)	373	1,432
VolitionRX Ltd.*(a)	92	302
Zynex, Inc.*(a)	62	866
		252,798
Health Care Providers & Services - 0.7%
1Life Healthcare, Inc.*	263	8,645
AdaptHealth Corp.*	84	2,508
Addus HomeCare Corp.*	46	4,565
American Renal Associates Holdings, Inc.*	48	548
AMN Healthcare Services, Inc.*	156	10,165
Apollo Medical Holdings, Inc.*	66	1,203
Avalon GloboCare Corp.*	66	83
BioTelemetry, Inc.*	112	6,206
Brookdale Senior Living, Inc.*	615	2,608
Castle Biosciences, Inc.*	39	1,855
Community Health Systems, Inc.*	285	2,331
CorVel Corp.*	30	2,686
Covetrus, Inc.*	329	8,888
Cross Country Healthcare, Inc.*	120	1,044
Ensign Group, Inc. (The)	171	12,290
Enzo Biochem, Inc.*	149	323
Exagen, Inc.*	16	238
Five Star Senior Living, Inc.*	63	372
Fulgent Genetics, Inc.*(a)	32	1,437
Hanger, Inc.*	124	2,814
HealthEquity, Inc.*	252	18,066
InfuSystem Holdings, Inc.*	48	768
Joint Corp. (The)*	44	1,104
LHC Group, Inc.*	102	20,025
Magellan Health, Inc.*	79	6,245
MEDNAX, Inc.*	250	5,052
National HealthCare Corp.	42	2,613
National Research Corp.	45	2,309
Ontrak, Inc.*(a)	27	1,341
Option Care Health, Inc.*	147	2,315
Owens & Minor, Inc.	211	5,435
Patterson Cos., Inc.	284	7,884
Pennant Group, Inc. (The)*	85	4,309
PetIQ, Inc.*	71	2,043
Progenity, Inc.*	12	48
Progyny, Inc.*	89	3,159
Providence Service Corp. (The)*	40	5,432

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
R1 RCM, Inc.*	358	7,260
RadNet, Inc.*	146	2,719
Select Medical Holdings Corp.*	364	8,772
Sharps Compliance Corp.*	48	382
Surgery Partners, Inc.*	75	1,832
Tenet Healthcare Corp.*	350	11,000
Tivity Health, Inc.*	145	2,672
Triple-S Management Corp., Class B*	76	1,703
US Physical Therapy, Inc.	42	4,461
Viemed Healthcare, Inc.*	117	1,141
		200,899
Health Care Technology - 0.3%
Accolade, Inc.*(a)	39	2,025
Allscripts Healthcare Solutions, Inc.*	542	7,415
Computer Programs and Systems, Inc.	43	1,222
Evolent Health, Inc., Class A*	253	3,676
Health Catalyst, Inc.*	113	4,028
HealthStream, Inc.*	86	1,606
HMS Holdings Corp.*	295	9,269
iCAD, Inc.*	67	671
Inovalon Holdings, Inc., Class A*	247	4,611
Inspire Medical Systems, Inc.*	88	16,345
NantHealth, Inc.*(a)	90	207
NextGen Healthcare, Inc.*	187	3,317
Omnicell, Inc.*	142	14,889
OptimizeRx Corp.*	49	1,295
Phreesia, Inc.*	96	4,239
Schrodinger, Inc.*	98	6,819
Simulations Plus, Inc.	47	2,631
Tabula Rasa HealthCare, Inc.*	69	2,378
Vocera Communications, Inc.*	108	3,654
		90,297
Hotels, Restaurants & Leisure - 0.9%
Accel Entertainment, Inc.*	149	1,556
Bally's Corp.	60	2,666
Biglari Holdings, Inc., Class B*	3	336
BJ's Restaurants, Inc.	74	2,444
Bloomin' Brands, Inc.	293	5,128
Bluegreen Vacations Corp.	17	108
Bluegreen Vacations Holding Corp.	42	534
Boyd Gaming Corp.	272	10,469
Brinker International, Inc.	150	7,517
Caesars Entertainment, Inc.*	556	37,874
Carrols Restaurant Group, Inc.*	118	802
Century Casinos, Inc.*	91	538
Cheesecake Factory, Inc. (The)	142	5,322
Churchill Downs, Inc.	127	22,850
Chuy's Holdings, Inc.*	66	1,564
Cracker Barrel Old Country Store, Inc.	79	11,027
Dave & Buster's Entertainment, Inc.	148	3,747
Del Taco Restaurants, Inc.*	100	885
Denny's Corp.*	208	2,394
Dine Brands Global, Inc.	52	3,274
El Pollo Loco Holdings, Inc.*	61	956
Everi Holdings, Inc.*	275	2,926
Fiesta Restaurant Group, Inc.*	60	705
GAN Ltd.*(a)	25	406
Golden Entertainment, Inc.*	56	932
Hilton Grand Vacations, Inc.*	285	7,906
International Game Technology plc	333	4,192
Jack in the Box, Inc.	76	6,991
Kura Sushi USA, Inc., Class A*(a)	11	181
Lindblad Expeditions Holdings, Inc.*	86	1,102
Marriott Vacations Worldwide Corp.	136	17,317
Monarch Casino & Resort, Inc.*	42	2,319
Nathan's Famous, Inc.	9	511
Noodles & Co.*	105	835
Papa John's International, Inc.	110	8,840
Penn National Gaming, Inc.*	509	35,631
PlayAGS, Inc.*	89	438
RCI Hospitality Holdings, Inc.	28	826
Red Robin Gourmet Burgers, Inc.*	52	1,046
Red Rock Resorts, Inc., Class A	220	4,784
Ruth's Hospitality Group, Inc.	109	1,697
Scientific Games Corp.*	191	7,121
SeaWorld Entertainment, Inc.*	170	4,743
Shake Shack, Inc., Class A*	118	9,636
Target Hospitality Corp.*	99	156
Texas Roadhouse, Inc.	220	16,676
Wingstop, Inc.	99	12,604
		272,512
Household Durables - 0.5%
Beazer Homes USA, Inc.*	96	1,422
Casper Sleep, Inc.*(a)	85	535
Cavco Industries, Inc.*	31	5,580
Century Communities, Inc.*	98	4,361
Ethan Allen Interiors, Inc.	76	1,388
GoPro, Inc., Class A*	433	3,027
Green Brick Partners, Inc.*	80	1,742
Hamilton Beach Brands Holding Co., Class A	23	432
Helen of Troy Ltd.*	85	17,169
Hooker Furniture Corp.	39	1,180
Installed Building Products, Inc.*	77	7,609
iRobot Corp.*(a)	92	7,216
KB Home	295	10,384
La-Z-Boy, Inc.	149	5,519
Legacy Housing Corp.*	28	417
LGI Homes, Inc.*	75	8,104
Lifetime Brands, Inc.	40	539
Lovesac Co. (The)*(a)	33	1,052
M/I Homes, Inc.*	93	4,227
MDC Holdings, Inc.	170	8,206
Meritage Homes Corp.*	125	11,269
Purple Innovation, Inc.*	74	2,207
Skyline Champion Corp.*	176	5,408
Sonos, Inc.*(a)	270	6,005
Taylor Morrison Home Corp., Class A*	423	10,693
TopBuild Corp.*	111	19,339
TRI Pointe Group, Inc.*	434	7,586
Tupperware Brands Corp.*	164	5,519
Turtle Beach Corp.*	45	841
Universal Electronics, Inc.*	45	2,370
VOXX International Corp.*	66	849
		162,195
Household Products - 0.1%
Central Garden & Pet Co.*	32	1,281
Central Garden & Pet Co., Class A*	132	4,870
Oil-Dri Corp. of America	17	585

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
WD-40 Co.	46	11,698
		18,434
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	291	600
Brookfield Renewable Corp.	229	18,125
Clearway Energy, Inc., Class A	117	3,175
Clearway Energy, Inc., Class C	271	7,932
Ormat Technologies, Inc.	134	10,561
Sunnova Energy International, Inc.*	178	7,211
		47,604
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.	119	3,001

Insurance - 0.6%
Ambac Financial Group, Inc.*	152	2,225
American Equity Investment Life Holding Co.	304	7,989
AMERISAFE, Inc.	64	3,503
Argo Group International Holdings Ltd.	109	4,272
BRP Group, Inc., Class A*	113	3,328
Citizens, Inc.*(a)	166	1,052
CNO Financial Group, Inc.	474	10,087
Crawford & Co., Class A	54	397
Donegal Group, Inc., Class A	37	517
eHealth, Inc.*	85	6,459
Employers Holdings, Inc.	96	2,929
Enstar Group Ltd.*	40	7,571
FBL Financial Group, Inc., Class A	32	1,664
FedNat Holding Co.	41	231
Genworth Financial, Inc., Class A*	1,690	7,673
Goosehead Insurance, Inc., Class A	43	5,294
Greenlight Capital Re Ltd., Class A*	93	717
HCI Group, Inc.	20	1,043
Heritage Insurance Holdings, Inc.	84	869
Horace Mann Educators Corp.	139	5,549
Independence Holding Co.	15	591
Investors Title Co.	4	680
James River Group Holdings Ltd.	100	4,558
Kinsale Capital Group, Inc.	71	17,051
MBIA, Inc.*	178	1,134
National General Holdings Corp.	228	7,770
National Western Life Group, Inc., Class A	9	1,675
NI Holdings, Inc.*	30	513
Palomar Holdings, Inc.*	68	4,495
ProAssurance Corp.	180	2,864
ProSight Global, Inc.*	31	395
Protective Insurance Corp., Class B	30	429
RLI Corp.	133	12,732
Safety Insurance Group, Inc.	48	3,420
Selective Insurance Group, Inc.	198	12,240
Selectquote, Inc.*(a)	107	2,295
State Auto Financial Corp.	59	886
Stewart Information Services Corp.	88	3,685
Third Point Reinsurance Ltd.*	270	2,576
Tiptree, Inc.	82	417
Trean Insurance Group, Inc.*	40	570
Trupanion, Inc.*	100	10,138
United Fire Group, Inc.	70	1,531
United Insurance Holdings Corp.	68	301
Universal Insurance Holdings, Inc.	93	1,298
Vericity, Inc.(a)	6	66
Watford Holdings Ltd.*	57	1,979
		169,658
Interactive Media & Services - 0.1%
Cargurus, Inc.*	289	7,240
Cars.com, Inc.*	226	2,524
DHI Group, Inc.*	163	313
Eventbrite, Inc., Class A*	213	3,572
EverQuote, Inc., Class A*	47	1,770
Liberty TripAdvisor Holdings, Inc., Class A*	243	668
QuinStreet, Inc.*	158	2,820
TrueCar, Inc.*	355	1,448
Yelp, Inc.*	238	7,602
		27,957
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	83	1,946
CarParts.com, Inc.*(a)	71	1,070
Duluth Holdings, Inc., Class B*(a)	37	544
Groupon, Inc.*	78	2,352
Lands' End, Inc.*	39	973
Liquidity Services, Inc.*	93	884
Magnite, Inc.*	355	6,745
Overstock.com, Inc.*	143	9,651
PetMed Express, Inc.	65	1,995
Quotient Technology, Inc.*	288	2,146
RealReal, Inc. (The)*	209	2,895
Shutterstock, Inc.	73	5,019
Stamps.com, Inc.*	57	10,685
Stitch Fix, Inc., Class A*	188	7,614
Waitr Holdings, Inc.*	280	930
		55,449
IT Services - 0.5%
Brightcove, Inc.*	132	2,204
Cardtronics plc, Class A*	121	2,938
Cass Information Systems, Inc.	48	2,037
Conduent, Inc.*	553	2,334
CSG Systems International, Inc.	110	4,772
Endurance International Group Holdings, Inc.*	221	2,095
EVERTEC, Inc.	202	7,508
Evo Payments, Inc., Class A*	137	3,444
ExlService Holdings, Inc.*	112	9,325
GreenSky, Inc., Class A*	208	886
Grid Dynamics Holdings, Inc.*(a)	73	788
GTT Communications, Inc.*(a)	107	486
Hackett Group, Inc. (The)	84	1,183
I3 Verticals, Inc., Class A*	50	1,395
Information Services Group, Inc.*	120	362
International Money Express, Inc.*	79	1,243
KBR, Inc.	477	13,246
Limelight Networks, Inc.*	397	1,759
LiveRamp Holdings, Inc.*	215	12,580
ManTech International Corp., Class A	91	7,004
MAXIMUS, Inc.	205	14,721
MoneyGram International, Inc.*	208	1,410
NIC, Inc.	220	5,156
Paysign, Inc.*(a)	103	504
Perficient, Inc.*	109	4,963
Perspecta, Inc.	466	10,448
PFSweb, Inc.*	53	360

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Priority Technology Holdings, Inc.*	26	127
Rackspace Technology, Inc.*(a)	113	2,029
Repay Holdings Corp.*	199	4,802
ServiceSource International, Inc.*	291	448
StarTek, Inc.*	58	454
Sykes Enterprises, Inc.*	129	4,854
TTEC Holdings, Inc.	61	4,127
Tucows, Inc., Class A*(a)	31	2,247
Unisys Corp.*	207	3,018
Verra Mobility Corp.*	448	5,466
Virtusa Corp.*	98	4,908
		147,631
Leisure Products - 0.2%
Acushnet Holdings Corp.	115	4,336
American Outdoor Brands, Inc.*	46	639
Callaway Golf Co.	313	6,651
Clarus Corp.	78	1,123
Escalade, Inc.	35	674
Johnson Outdoors, Inc., Class A	17	1,421
Malibu Boats, Inc., Class A*	69	3,932
Marine Products Corp.	24	370
MasterCraft Boat Holdings, Inc.*	62	1,343
Nautilus, Inc.*	99	2,089
Smith & Wesson Brands, Inc.	183	2,884
Sturm Ruger & Co., Inc.	56	3,429
Vista Outdoor, Inc.*	195	4,023
YETI Holdings, Inc.*	268	16,930
		49,844
Life Sciences Tools & Services - 0.2%
Champions Oncology, Inc.*	24	273
ChromaDex Corp.*	136	675
Codexis, Inc.*	180	3,334
Fluidigm Corp.*	236	1,477
Harvard Bioscience, Inc.*	128	502
Luminex Corp.	144	3,417
Medpace Holdings, Inc.*	91	11,681
NanoString Technologies, Inc.*	127	6,304
NeoGenomics, Inc.*	347	16,510
Pacific Biosciences of California, Inc.*	559	8,838
Personalis, Inc.*	79	2,175
Quanterix Corp.*	70	3,023
		58,209
Machinery - 1.0%
Alamo Group, Inc.	33	4,479
Albany International Corp., Class A	103	7,059
Altra Industrial Motion Corp.	216	12,260
Astec Industries, Inc.	75	4,350
Barnes Group, Inc.	157	7,224
Blue Bird Corp.*	52	853
Chart Industries, Inc.*	121	12,507
CIRCOR International, Inc.*	67	2,216
Columbus McKinnon Corp.	78	2,948
Douglas Dynamics, Inc.	76	2,973
Eastern Co. (The)	18	398
Energy Recovery, Inc.*	134	1,430
Enerpac Tool Group Corp.	182	4,075
EnPro Industries, Inc.	69	4,886
ESCO Technologies, Inc.	86	8,505
Evoqua Water Technologies Corp.*	306	7,983
ExOne Co. (The)*(a)	39	465
Federal Signal Corp.	200	6,206
Franklin Electric Co., Inc.	154	10,409
Gencor Industries, Inc.*	31	374
Gorman-Rupp Co. (The)	59	1,941
Graham Corp.	32	505
Greenbrier Cos., Inc. (The)	108	3,604
Helios Technologies, Inc.	104	5,120
Hillenbrand, Inc.	248	9,293
Hurco Cos., Inc.	21	626
Hyster-Yale Materials Handling, Inc.	33	1,816
John Bean Technologies Corp.	105	11,609
Kadant, Inc.	38	4,861
Kennametal, Inc.	278	9,727
L B Foster Co., Class A*	34	495
Lindsay Corp.	36	4,169
Luxfer Holdings plc	97	1,458
Lydall, Inc.*	57	1,562
Manitowoc Co., Inc. (The)*	114	1,266
Mayville Engineering Co., Inc.*	25	275
Meritor, Inc.*	232	6,125
Miller Industries, Inc.	37	1,235
Mueller Industries, Inc.	187	6,126
Mueller Water Products, Inc., Class A	525	6,232
Navistar International Corp.*	167	7,391
NN, Inc.*	141	883
Omega Flex, Inc.	10	1,417
Park-Ohio Holdings Corp.	29	815
Proto Labs, Inc.*	90	12,434
RBC Bearings, Inc.*	83	14,014
REV Group, Inc.	92	850
Rexnord Corp.	408	15,304
Shyft Group, Inc. (The)	115	2,982
SPX Corp.*	144	7,377
SPX FLOW, Inc.*	143	7,662
Standex International Corp.	41	3,094
Tennant Co.	61	4,097
Terex Corp.	225	6,975
TriMas Corp.*	145	3,876
Wabash National Corp.	177	3,129
Watts Water Technologies, Inc., Class A	92	10,778
Welbilt, Inc.*	437	4,130
		286,853
Marine - 0.0%(c)
Costamare, Inc.	166	1,192
Eagle Bulk Shipping, Inc.*	21	391
Genco Shipping & Trading Ltd.	57	430
Matson, Inc.	143	8,313
Pangaea Logistics Solutions Ltd.*	35	92
Safe Bulkers, Inc.*	174	209
Scorpio Bulkers, Inc.	30	514
		11,141
Media - 0.2%
AMC Networks, Inc., Class A*(a)	130	4,286
Boston Omaha Corp., Class A*	44	1,020
Cardlytics, Inc.*	88	10,444
comScore, Inc.*	198	505
Daily Journal Corp.*(a)	4	1,080
Emerald Holding, Inc.	82	349
Entercom Communications Corp., Class A	393	955
Entravision Communications Corp., Class A	197	571

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
EW Scripps Co. (The), Class A	188	2,399
Fluent, Inc.*	140	482
Gannett Co., Inc.*(a)	440	1,250
Gray Television, Inc.*	291	5,139
Hemisphere Media Group, Inc.*	55	592
iHeartMedia, Inc., Class A*(a)	200	2,391
Loral Space & Communications, Inc.	43	988
Meredith Corp.	133	2,706
MSG Networks, Inc., Class A*	133	1,615
National CineMedia, Inc.	208	701
Saga Communications, Inc., Class A	13	296
Scholastic Corp.	97	2,301
Sinclair Broadcast Group, Inc., Class A	148	4,034
TechTarget, Inc.*	78	4,095
TEGNA, Inc.	735	10,591
Tribune Publishing Co.	52	628
WideOpenWest, Inc.*	175	1,433
		60,851
Metals & Mining - 0.4%
Alcoa Corp.*	627	12,477
Allegheny Technologies, Inc.*	425	5,733
Arconic Corp.*	333	9,161
Caledonia Mining Corp. plc	37	534
Carpenter Technology Corp.	159	3,886
Century Aluminum Co.*	169	1,715
Cleveland-Cliffs, Inc.(a)	1,323	14,566
Coeur Mining, Inc.*	811	5,750
Commercial Metals Co.	398	7,924
Compass Minerals International, Inc.	114	7,121
Gold Resource Corp.	219	653
Haynes International, Inc.	42	890
Hecla Mining Co.	1,748	8,356
Kaiser Aluminum Corp.	53	4,133
Materion Corp.	68	3,964
Novagold Resources, Inc.*	796	7,928
Olympic Steel, Inc.	31	460
Ryerson Holding Corp.*	54	580
Schnitzer Steel Industries, Inc., Class A	86	2,203
SunCoke Energy, Inc.	278	1,251
TimkenSteel Corp.*	151	711
United States Steel Corp.	734	10,416
Warrior Met Coal, Inc.	172	2,996
Worthington Industries, Inc.	122	6,310
		119,718
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Anworth Mortgage Asset Corp.	328	705
Apollo Commercial Real Estate Finance, Inc.	497	5,358
Arbor Realty Trust, Inc.	353	4,702
Ares Commercial Real Estate Corp.	103	1,147
Arlington Asset Investment Corp., Class A	116	372
ARMOUR Residential REIT, Inc.	214	2,264
Blackstone Mortgage Trust, Inc., Class A	461	11,977
Broadmark Realty Capital, Inc.	431	4,375
Capstead Mortgage Corp.	319	1,796
Cherry Hill Mortgage Investment Corp.	51	462
Chimera Investment Corp.	643	6,597
Colony Credit Real Estate, Inc.	282	2,047
Dynex Capital, Inc.	74	1,303
Ellington Financial, Inc.	138	1,987
Ellington Residential Mortgage REIT	30	366
Granite Point Mortgage Trust, Inc.	183	1,695
Great Ajax Corp.	69	685
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	243	13,282
Invesco Mortgage Capital, Inc.(a)	612	2,032
KKR Real Estate Finance Trust, Inc.	96	1,750
Ladder Capital Corp.	354	3,229
MFA Financial, Inc.	1,520	5,624
New York Mortgage Trust, Inc.	1,269	4,461
Orchid Island Capital, Inc.	223	1,193
PennyMac Mortgage Investment Trust	332	5,677
Ready Capital Corp.	140	1,812
Redwood Trust, Inc.	385	3,330
TPG RE Finance Trust, Inc.	201	2,084
Two Harbors Investment Corp.	917	5,722
Western Asset Mortgage Capital Corp.	199	611
		98,645
Multiline Retail - 0.1%
Big Lots, Inc.	131	6,769
Dillard's, Inc., Class A(a)	25	1,169
Macy's, Inc.(a)	1,046	10,679
		18,617
Multi-Utilities - 0.1%
Avista Corp.	225	8,442
Black Hills Corp.	211	12,835
NorthWestern Corp.	170	9,860
Unitil Corp.	49	2,003
		33,140
Oil, Gas & Consumable Fuels - 0.4%
Adams Resources & Energy, Inc.	7	185
Antero Resources Corp.*	813	3,187
Arch Resources, Inc.	51	1,705
Ardmore Shipping Corp.	112	371
Berry Corp.	227	872
Bonanza Creek Energy, Inc.*	63	1,390
Brigham Minerals, Inc., Class A	124	1,292
Clean Energy Fuels Corp.*	435	1,979
CNX Resources Corp.*	745	7,010
Comstock Resources, Inc.*	82	399
CONSOL Energy, Inc.*	87	460
Contango Oil & Gas Co.*	307	513
CVR Energy, Inc.	99	1,400
Delek US Holdings, Inc.	209	2,778
DHT Holdings, Inc.	373	1,906
Diamond S Shipping, Inc.*	92	633
Dorian LPG Ltd.*	126	1,377
Earthstone Energy, Inc., Class A*	78	295
Energy Fuels, Inc.*	417	867
Evolution Petroleum Corp.	95	289
Falcon Minerals Corp.	128	294
Frontline Ltd.(a)	395	2,469
Golar LNG Ltd.*	305	2,776
Goodrich Petroleum Corp.*	31	358
Green Plains, Inc.*	114	1,685

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
International Seaways, Inc.	80	1,351
Kosmos Energy Ltd.	1,350	2,376
Magnolia Oil & Gas Corp., Class A*	415	2,594
Matador Resources Co.*	370	3,767
NACCO Industries, Inc., Class A	13	348
NextDecade Corp.*(a)	70	168
Nordic American Tankers Ltd.(a)	483	1,541
Overseas Shipholding Group, Inc., Class A*	221	442
Ovintiv, Inc.	877	11,191
Par Pacific Holdings, Inc.*	134	1,526
PBF Energy, Inc., Class A	323	2,345
PDC Energy, Inc.*	334	5,584
Peabody Energy Corp.*	210	283
Penn Virginia Corp.*	46	415
PrimeEnergy Resources Corp.*	2	123
Range Resources Corp.	717	5,234
Renewable Energy Group, Inc.*	128	7,434
REX American Resources Corp.*	19	1,492
Scorpio Tankers, Inc.	171	1,973
SFL Corp. Ltd.	323	2,187
SM Energy Co.	382	1,616
Southwestern Energy Co.*	2,007	6,242
Talos Energy, Inc.*	41	351
Tellurian, Inc.*(a)	549	818
Uranium Energy Corp.*(a)	608	644
W&T Offshore, Inc.*(a)	316	619
Whiting Petroleum Corp.*	4	91
World Fuel Services Corp.	209	5,940
		105,185
Paper & Forest Products - 0.1%
Boise Cascade Co.	131	5,666
Clearwater Paper Corp.*	54	1,885
Domtar Corp.	184	5,538
Glatfelter Corp.	147	2,364
Louisiana-Pacific Corp.	378	12,939
Neenah, Inc.	56	2,717
Schweitzer-Mauduit International, Inc.	104	3,617
Verso Corp., Class A	105	1,135
		35,861
Personal Products - 0.1%
BellRing Brands, Inc., Class A*	133	2,713
Edgewell Personal Care Co.*	183	6,359
elf Beauty, Inc.*	151	3,283
Inter Parfums, Inc.	60	3,259
Lifevantage Corp.*	46	489
Medifast, Inc.	38	7,757
Nature's Sunshine Products, Inc.*	30	373
Revlon, Inc., Class A*(a)	23	296
USANA Health Sciences, Inc.*	39	2,932
Veru, Inc.*	178	541
		28,002
Pharmaceuticals - 0.4%
AcelRx Pharmaceuticals, Inc.*(a)	268	402
Aerie Pharmaceuticals, Inc.*	123	1,526
Agile Therapeutics, Inc.*(a)	227	640
Amneal Pharmaceuticals, Inc.*	332	1,311
Amphastar Pharmaceuticals, Inc.*	122	2,167
ANI Pharmaceuticals, Inc.*	32	946
Aquestive Therapeutics, Inc.*	67	473
Arvinas, Inc.*	98	2,372
Avenue Therapeutics, Inc.*(a)	22	75
Axsome Therapeutics, Inc.*	93	6,742
Aytu BioScience, Inc.*(a)	77	68
BioDelivery Sciences International, Inc.*	301	1,144
Cara Therapeutics, Inc.*	138	2,024
Cassava Sciences, Inc.*(a)	78	602
Cerecor, Inc.*	121	303
Chiasma, Inc.*	168	719
Collegium Pharmaceutical, Inc.*	115	2,126
Corcept Therapeutics, Inc.*	321	7,267
CorMedix, Inc.*(a)	103	927
Cymabay Therapeutics, Inc.*	232	1,740
Durect Corp.*	678	1,254
Eloxx Pharmaceuticals, Inc.*(a)	89	255
Endo International plc*	759	3,856
Eton Pharmaceuticals, Inc.*(a)	49	389
Evofem Biosciences, Inc.*(a)	257	576
Evolus, Inc.*(a)	73	272
Fulcrum Therapeutics, Inc.*	48	549
Harrow Health, Inc.*	75	431
IMARA, Inc.*	17	434
Innoviva, Inc.*	212	2,216
Intersect ENT, Inc.*	109	2,085
Intra-Cellular Therapies, Inc.*	219	5,177
Kala Pharmaceuticals, Inc.*	133	992
Kaleido Biosciences, Inc.*(a)	39	307
Lannett Co., Inc.*	107	659
Liquidia Technologies, Inc.*(a)	91	254
Lyra Therapeutics, Inc.*	14	174
Marinus Pharmaceuticals, Inc.*(a)	85	1,343
NGM Biopharmaceuticals, Inc.*	80	1,896
Ocular Therapeutix, Inc.*	203	3,552
Odonate Therapeutics, Inc.*	44	661
Omeros Corp.*(a)	198	2,295
Optinose, Inc.*	117	474
Osmotica Pharmaceuticals plc*(a)	43	263
Pacira BioSciences, Inc.*	140	8,483
Paratek Pharmaceuticals, Inc.*	146	904
Phathom Pharmaceuticals, Inc.*	36	1,542
Phibro Animal Health Corp., Class A	68	1,285
Pliant Therapeutics, Inc.*(a)	35	963
Prestige Consumer Healthcare, Inc.*	169	6,011
Provention Bio, Inc.*	159	2,383
Recro Pharma, Inc.*	65	155
Relmada Therapeutics, Inc.*	48	1,707
Revance Therapeutics, Inc.*	211	5,094
Satsuma Pharmaceuticals, Inc.*	31	140
scPharmaceuticals, Inc.*	23	212
SIGA Technologies, Inc.*	175	1,213
Strongbridge Biopharma plc*	119	330
Supernus Pharmaceuticals, Inc.*	163	3,472
TherapeuticsMD, Inc.*(a)	791	1,060
Theravance Biopharma, Inc.*	154	2,555
Tricida, Inc.*	95	694
Verrica Pharmaceuticals, Inc.*(a)	42	384
VYNE Therapeutics, Inc.*	486	826
WaVe Life Sciences Ltd.*	82	723
Xeris Pharmaceuticals, Inc.*	154	671
Zogenix, Inc.*	186	3,986
		108,731

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Professional Services - 0.3%
Acacia Research Corp.*	159	587
Akerna Corp.*(a)	30	129
ASGN, Inc.*	170	13,291
Barrett Business Services, Inc.	25	1,668
BG Staffing, Inc.	31	395
CBIZ, Inc.*	171	4,142
CRA International, Inc.	25	1,146
Exponent, Inc.	172	14,278
Forrester Research, Inc.*	37	1,532
Franklin Covey Co.*	42	923
GP Strategies Corp.*	44	506
Heidrick & Struggles International, Inc.	64	1,670
Huron Consulting Group, Inc.*	76	3,349
ICF International, Inc.	61	4,418
Insperity, Inc.	122	10,431
Kelly Services, Inc., Class A	113	2,312
Kforce, Inc.	66	2,709
Korn Ferry	188	7,527
Mastech Digital, Inc.*	13	231
Mistras Group, Inc.*	61	318
Red Violet, Inc.*(a)	23	616
Resources Connection, Inc.	102	1,235
TriNet Group, Inc.*	138	10,350
TrueBlue, Inc.*	120	2,292
Upwork, Inc.*	311	10,176
Willdan Group, Inc.*	35	1,361
		97,592
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA*	15	198
American Realty Investors, Inc.*	4	37
Cushman & Wakefield plc*	370	5,513
eXp World Holdings, Inc.*	82	4,373
Fathom Holdings, Inc.*	16	355
Forestar Group, Inc.*	56	1,090
FRP Holdings, Inc.*	22	1,007
Griffin Industrial Realty, Inc.	9	641
Kennedy-Wilson Holdings, Inc.	409	6,536
Marcus & Millichap, Inc.*	78	2,796
Maui Land & Pineapple Co., Inc.*	23	280
Newmark Group, Inc., Class A	478	3,356
Rafael Holdings, Inc., Class B*	31	664
RE/MAX Holdings, Inc., Class A	60	1,878
Realogy Holdings Corp.*	384	4,727
Redfin Corp.*	325	15,564
RMR Group, Inc. (The), Class A	51	1,889
St Joe Co. (The)	110	3,631
Stratus Properties, Inc.*	20	487
Tejon Ranch Co.*	70	1,003
Transcontinental Realty Investors, Inc.*	5	131
		56,156
Road & Rail - 0.1%
ArcBest Corp.	84	3,520
Avis Budget Group, Inc.*	176	6,190
Covenant Logistics Group, Inc., Class A*	39	721
Daseke, Inc.*	153	1,033
Heartland Express, Inc.	163	3,012
Marten Transport Ltd.	198	3,491
PAM Transportation Services, Inc.*	6	277
Saia, Inc.*	88	15,360
Universal Logistics Holdings, Inc.	26	559
US Xpress Enterprises, Inc., Class A*	74	555
Werner Enterprises, Inc.	204	8,158
		42,876
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Energy Industries, Inc.*	127	12,250
Alpha & Omega Semiconductor Ltd.*	69	1,714
Ambarella, Inc.*	111	8,672
Amkor Technology, Inc.*	334	4,923
Atomera, Inc.*(a)	54	507
Axcelis Technologies, Inc.*	111	2,995
AXT, Inc.*	131	1,277
Brooks Automation, Inc.	243	17,737
CEVA, Inc.*	73	2,867
CMC Materials, Inc.	97	14,965
Cohu, Inc.	138	3,918
CyberOptics Corp.*	24	642
Diodes, Inc.*	142	9,650
DSP Group, Inc.*	74	1,245
FormFactor, Inc.*	259	10,619
GSI Technology, Inc.*	55	365
Ichor Holdings Ltd.*	74	2,361
Impinj, Inc.*	56	2,340
Lattice Semiconductor Corp.*	450	18,833
MACOM Technology Solutions Holdings, Inc.*	157	7,015
Maxeon Solar Technologies Ltd.*(a)	32	781
MaxLinear, Inc.*	226	7,063
NeoPhotonics Corp.*	164	1,322
NVE Corp.	16	819
Onto Innovation, Inc.*	159	7,029
PDF Solutions, Inc.*	97	2,141
Photronics, Inc.*	212	2,457
Pixelworks, Inc.*	131	390
Power Integrations, Inc.	197	14,064
Rambus, Inc.*	380	5,974
Semtech Corp.*	216	14,574
Silicon Laboratories, Inc.*	145	16,996
SiTime Corp.*	31	2,696
SMART Global Holdings, Inc.*	47	1,442
SunPower Corp.*	256	5,673
Synaptics, Inc.*	114	8,866
Ultra Clean Holdings, Inc.*	134	4,240
Veeco Instruments, Inc.*	163	2,709
		224,131
Software - 1.4%
8x8, Inc.*	346	6,840
A10 Networks, Inc.*	204	1,628
ACI Worldwide, Inc.*	384	12,511
Agilysys, Inc.*	61	2,279
Alarm.com Holdings, Inc.*	159	12,070
Altair Engineering, Inc., Class A*	142	7,654
American Software, Inc., Class A	100	1,642
Appfolio, Inc., Class A*	55	8,961
Appian Corp.*(a)	119	16,660
Asure Software, Inc.*	45	348
Avaya Holdings Corp.*	277	5,155
Benefitfocus, Inc.*	97	1,396
Blackbaud, Inc.	166	9,145
Blackline, Inc.*	168	20,647
Bottomline Technologies DE, Inc.*	145	6,618
Box, Inc., Class A*	464	8,672

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Cerence, Inc.*	123	11,162
ChannelAdvisor Corp.*	92	1,357
Cloudera, Inc.*	686	8,012
CommVault Systems, Inc.*	140	6,686
Cornerstone OnDemand, Inc.*	203	8,962
Digimarc Corp.*	40	1,681
Digital Turbine, Inc.*	276	12,414
Domo, Inc., Class B*	85	3,229
Ebix, Inc.	88	2,993
eGain Corp.*	70	794
Envestnet, Inc.*	178	14,286
GTY Technology Holdings, Inc.*	148	530
Intelligent Systems Corp.*(a)	25	982
J2 Global, Inc.*	152	13,621
LivePerson, Inc.*	207	12,093
MicroStrategy, Inc., Class A*	26	8,912
Mimecast Ltd.*	191	8,591
Mitek Systems, Inc.*	134	1,579
Model N, Inc.*	114	3,928
OneSpan, Inc.*	112	2,215
Park City Group, Inc.*	41	192
Ping Identity Holding Corp.*	123	2,766
Progress Software Corp.	150	6,015
PROS Holdings, Inc.*	131	5,619
Q2 Holdings, Inc.*	166	18,819
QAD, Inc., Class A	39	2,236
Qualys, Inc.*	114	10,831
Rapid7, Inc.*	169	12,665
Rimini Street, Inc.*	75	327
Sailpoint Technologies Holdings, Inc.*	295	13,735
Sapiens International Corp. NV	86	2,567
SeaChange International, Inc.*	101	98
SecureWorks Corp., Class A*	30	339
ShotSpotter, Inc.*	27	896
Smith Micro Software, Inc.*	115	619
Sprout Social, Inc., Class A*	91	4,676
SPS Commerce, Inc.*	118	12,162
SVMK, Inc.*	406	8,640
Synchronoss Technologies, Inc.*	137	406
Telenav, Inc.*	111	527
Tenable Holdings, Inc.*	233	8,390
Upland Software, Inc.*	87	3,980
Varonis Systems, Inc.*	104	12,547
Verint Systems, Inc.*	215	12,246
Veritone, Inc.*(a)	78	2,076
VirnetX Holding Corp.(a)	212	1,149
Workiva, Inc.*	131	9,824
Xperi Holding Corp.	360	6,869
Yext, Inc.*	339	6,444
Zix Corp.*	183	1,318
Zuora, Inc., Class A*	336	3,827
		419,058
Specialty Retail - 0.7%
Aaron's Holdings Co., Inc.	226	14,222
Abercrombie & Fitch Co., Class A	209	4,335
American Eagle Outfitters, Inc.	505	9,085
America's Car-Mart, Inc.*	21	2,195
Asbury Automotive Group, Inc.*	65	7,330
At Home Group, Inc.*	180	3,409
Bed Bath & Beyond, Inc.	425	8,908
Boot Barn Holdings, Inc.*	96	3,961
Buckle, Inc. (The)	97	2,602
Caleres, Inc.	124	1,459
Camping World Holdings, Inc., Class A	110	3,372
Cato Corp. (The), Class A	71	572
Chico's FAS, Inc.	398	601
Children's Place, Inc. (The)	47	2,020
Citi Trends, Inc.	33	1,118
Conn's, Inc.*	58	643
Container Store Group, Inc. (The)*	65	605
Designer Brands, Inc., Class A	206	1,627
Envela Corp.*	26	120
Express, Inc.*(a)	213	324
GameStop Corp., Class A*(a)	192	3,180
Genesco, Inc.*	47	1,474
Group 1 Automotive, Inc.	58	6,891
GrowGeneration Corp.*(a)	120	4,220
Guess?, Inc.	141	2,367
Haverty Furniture Cos., Inc.	56	1,524
Hibbett Sports, Inc.*	55	2,264
Lithia Motors, Inc., Class A	75	21,698
Lumber Liquidators Holdings, Inc.*	96	2,772
MarineMax, Inc.*	69	2,266
Michaels Cos., Inc. (The)*(a)	250	2,473
Monro, Inc.	110	5,171
Murphy USA, Inc.	92	11,794
National Vision Holdings, Inc.*	269	11,516
ODP Corp. (The)	175	5,017
OneWater Marine, Inc., Class A*	17	475
Rent-A-Center, Inc.	162	5,479
RH*	52	23,564
Sally Beauty Holdings, Inc.*	378	4,347
Shoe Carnival, Inc.	31	1,134
Signet Jewelers Ltd.	175	5,301
Sleep Number Corp.*	91	6,315
Sonic Automotive, Inc., Class A	80	3,230
Sportsman's Warehouse Holdings, Inc.*	143	1,992
Tilly's, Inc., Class A	74	676
Urban Outfitters, Inc.*	231	6,325
Winmark Corp.	10	1,800
Zumiez, Inc.*	70	2,596
		216,369
Technology Hardware, Storage & Peripherals - 0.0%(c)
3D Systems Corp.*(a)	395	3,614
Avid Technology, Inc.*	105	1,276
Diebold Nixdorf, Inc.*	235	2,225
Eastman Kodak Co.*(a)	52	397
Immersion Corp.*	57	488
Intevac, Inc.*	78	470
Quantum Corp.*	98	562
Super Micro Computer, Inc.*	150	4,231
		13,263
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.*	224	13,191
Deckers Outdoor Corp.*	94	23,932
Fossil Group, Inc.*	157	1,664
G-III Apparel Group Ltd.*	147	2,994
Kontoor Brands, Inc.	173	7,209
Lakeland Industries, Inc.*(a)	26	515
Movado Group, Inc.	53	897
Oxford Industries, Inc.	55	3,069
Rocky Brands, Inc.	23	667
Steven Madden Ltd.	276	8,686
Superior Group of Cos., Inc.	36	783
Unifi, Inc.*	46	696

See accompanying notes to the financial statements

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Vera Bradley, Inc.*	69	585
Wolverine World Wide, Inc.	267	7,706
		72,594
Thrifts & Mortgage Finance - 0.4%
Axos Financial, Inc.*	194	6,499
Bogota Financial Corp.*	19	166
Bridgewater Bancshares, Inc.*	74	871
Capitol Federal Financial, Inc.	444	5,470
Columbia Financial, Inc.*	165	2,371
ESSA Bancorp, Inc.	30	475
Essent Group Ltd.	369	16,184
Federal Agricultural Mortgage Corp., Class C	30	2,031
Flagstar Bancorp, Inc.	143	5,011
FS Bancorp, Inc.	13	695
Greene County Bancorp, Inc.	10	252
Hingham Institution For Savings (The)	5	1,096
Home Bancorp, Inc.	26	729
HomeStreet, Inc.	75	2,426
Kearny Financial Corp.	268	2,651
Luther Burbank Corp.	61	600
Merchants Bancorp	29	773
Meridian Bancorp, Inc.	157	2,142
Meta Financial Group, Inc.	112	3,707
MMA Capital Holdings, Inc.*	16	399
Mr Cooper Group, Inc.*	256	6,825
NMI Holdings, Inc., Class A*	275	6,025
Northfield Bancorp, Inc.	160	1,781
Northwest Bancshares, Inc.	393	4,649
Oconee Federal Financial Corp.	3	74
OP Bancorp	41	299
PCSB Financial Corp.	50	766
PDL Community Bancorp*	25	273
PennyMac Financial Services, Inc.	142	8,185
Pioneer Bancorp, Inc.*	39	406
Premier Financial Corp.	124	2,568
Provident Bancorp, Inc.	29	293
Provident Financial Holdings, Inc.	20	288
Provident Financial Services, Inc.	241	3,776
Prudential Bancorp, Inc.	27	352
Radian Group, Inc.	641	12,102
Riverview Bancorp, Inc.	71	375
Security National Financial Corp., Class A*	32	256
Southern Missouri Bancorp, Inc.	26	785
Standard AVB Financial Corp.	13	426
Sterling Bancorp, Inc.	55	215
Territorial Bancorp, Inc.	26	580
Timberland Bancorp, Inc.	25	596
TrustCo Bank Corp.	317	1,924
Walker & Dunlop, Inc.	95	7,601
Washington Federal, Inc.	253	5,913
Waterstone Financial, Inc.	75	1,317
Western New England Bancorp, Inc.	76	508
WSFS Financial Corp.	168	6,406
		130,112
Tobacco - 0.0%(c)
Turning Point Brands, Inc.	40	1,561
Universal Corp.	81	3,686
Vector Group Ltd.	468	5,260
		10,507
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc.*(a)	57	516
Applied Industrial Technologies, Inc.	129	10,118
Beacon Roofing Supply, Inc.*	183	6,659
BMC Stock Holdings, Inc.*	225	11,012
CAI International, Inc.	55	1,741
DXP Enterprises, Inc.*	55	1,158
EVI Industries, Inc.*(a)	16	541
Foundation Building Materials, Inc.*	68	1,308
GATX Corp.	117	9,332
General Finance Corp.*	35	285
GMS, Inc.*	139	4,341
H&E Equipment Services, Inc.	107	2,876
Herc Holdings, Inc.*	81	4,640
Lawson Products, Inc.*	15	709
MRC Global, Inc.*	263	1,520
Nesco Holdings, Inc.*	44	202
NOW, Inc.*	367	2,048
Rush Enterprises, Inc., Class A	136	5,213
Rush Enterprises, Inc., Class B(a)	22	748
SiteOne Landscape Supply, Inc.*	147	20,301
Systemax, Inc.	42	1,292
Textainer Group Holdings Ltd.*	173	3,187
Titan Machinery, Inc.*	64	1,169
Transcat, Inc.*	23	729
Triton International Ltd.	167	7,558
Veritiv Corp.*	43	799
WESCO International, Inc.*	164	10,696
Willis Lease Finance Corp.*	10	322
		111,020
Water Utilities - 0.1%
American States Water Co.	124	9,153
Artesian Resources Corp., Class A	27	998
Cadiz, Inc.*(a)	67	673
California Water Service Group	166	8,214
Consolidated Water Co. Ltd.	49	537
Global Water Resources, Inc.(a)	43	554
Middlesex Water Co.	57	3,904
Pure Cycle Corp.*	65	620
SJW Group	88	5,773
York Water Co. (The)	43	1,937
		32,363
Wireless Telecommunication Services - 0.0%(c)
Boingo Wireless, Inc.*	147	2,080
Gogo, Inc.*	185	1,950
Shenandoah Telecommunications Co.	161	7,155
Spok Holdings, Inc.	59	580
		11,765
TOTAL COMMON STOCKS (Cost $6,173,507)		7,529,942

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(d)(e)	39	—

See accompanying notes to the financial statements

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Number of Rights	Value ($)
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—
TOTAL RIGHTS (Cost $117)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.7%

INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $203,633)	203,633	203,633

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 64.8%

REPURCHASE AGREEMENTS(g) - 3.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $953,668 (Cost $953,667)	953,667	953,667

U.S. TREASURY OBLIGATIONS - 61.6%
U.S. Treasury Bills 0.09%, 2/4/2021(h) (Cost $18,137,052)	18,140,000	18,137,619

TOTAL SHORT-TERM INVESTMENTS (Cost $19,090,719)		19,091,286

Total Investments - 91.1% (Cost $25,467,976)		26,824,861
Other assets less liabilities - 8.9%		2,630,368
Net Assets - 100.0%		29,455,229

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $279,264, collateralized in the form of cash with a value of $203,633 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $93,558 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from December 10, 2020 – May 15, 2050; a total value of $297,191.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $203,633.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of November 30, 2020.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,580,697
Aggregate gross unrealized depreciation	(267,211)
Net unrealized appreciation	$3,313,486
Federal income tax cost	$25,493,169

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2020:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	17	12/14/2020	USD	$1,267,669	$21,523

See accompanying notes to the financial statements

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Swap Agreementsa

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
56,414	11/8/2021	Credit Suisse International	0.43%	Russell 2000® Total Return Index	675,616
273,769	11/8/2021	Credit Suisse International	0.63%	iShares® MSCI EAFE ETF[f]	(73,715)
452,704	12/15/2021	Credit Suisse International	0.63%	S&P 500® Total Return Index	18,944
2,565,410	11/8/2021	Credit Suisse International	0.33%	iShares® MSCI Emerging Markets ETF[f]	725,260
3,348,297					1,346,105	—	(1,346,105)	—
283,513	12/7/2020	Morgan Stanley & Co. International plc	0.28%	iShares® MSCI Emerging Markets ETF[f]	141,122	(135,042)	—	6,080

18,743	1/6/2021	Societe Generale	(0.17)%	iShares® MSCI Emerging Markets ETF[f]	(44,246)
25,477	11/8/2021	Societe Generale	0.43%	Russell 2000® Total Return Index	4,954
216,001	1/6/2021	Societe Generale	0.58%	iShares® MSCI EAFE ETF[f]	138,704
260,221					99,412	—	—	99,412
20,018	11/8/2021	UBS AG	0.13%	Russell 2000® Total Return Index	354,012
137,056	11/8/2021	UBS AG	(0.07)%	iShares® MSCI Emerging Markets ETF[f]	7,322
262,466	11/8/2021	UBS AG	0.13%	iShares® MSCI EAFE ETF[f]	12,298
419,540					373,632	(259,550)	—	114,082

4,311,571					1,960,271
				Total Unrealized Appreciation	2,078,232
				Total Unrealized Depreciation	(117,961)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
[f]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 93.2%

Aerospace & Defense - 1.4%
General Dynamics Corp.	4,488	670,283
L3Harris Technologies, Inc.	8,460	1,624,235
Lockheed Martin Corp.	5,377	1,962,605
Northrop Grumman Corp.	3,319	1,003,201
Teledyne Technologies, Inc.*	400	151,176
Textron, Inc.	8,201	369,865
		5,781,365
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	1,988	186,812
FedEx Corp.	6,806	1,950,464
United Parcel Service, Inc., Class B	6,852	1,172,172
		3,309,448
Airlines - 0.3%
Alaska Air Group, Inc.	9,111	464,388
United Airlines Holdings, Inc.*	18,912	851,985
		1,316,373
Auto Components - 0.2%
BorgWarner, Inc.	17,664	686,246

Automobiles - 0.7%
Ford Motor Co.	180,694	1,640,701
General Motors Co.	27,321	1,197,753
		2,838,454
Banks - 3.3%
Bank of America Corp.	34,003	957,524
Citigroup, Inc.	10,378	571,516
Fifth Third Bancorp	50,865	1,288,919
Huntington Bancshares, Inc.	99,625	1,203,470
JPMorgan Chase & Co.	21,286	2,509,194
KeyCorp	67,847	1,048,915
People's United Financial, Inc.	97,927	1,214,295
PNC Financial Services Group, Inc. (The)	8,511	1,175,114
Regions Financial Corp.	89,047	1,359,748
Wells Fargo & Co.	86,146	2,356,093
		13,684,788
Beverages - 1.0%
Coca-Cola Co. (The)	16,941	874,156
Constellation Brands, Inc., Class A	7,788	1,603,082
Monster Beverage Corp.*	5,821	493,504
PepsiCo, Inc.	7,297	1,052,446
		4,023,188
Biotechnology - 2.1%
AbbVie, Inc.	12,649	1,322,833
Alexion Pharmaceuticals, Inc.*	11,236	1,372,028
Amgen, Inc.	1,902	422,320
Biogen, Inc.*	5,300	1,272,901
Gilead Sciences, Inc.	8,991	545,484
Incyte Corp.*	14,663	1,239,610
Regeneron Pharmaceuticals, Inc.*	1,904	982,521
Vertex Pharmaceuticals, Inc.*	8,016	1,825,644
		8,983,341
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	5,008	418,168
Johnson Controls International plc	15,807	727,754
Masco Corp.	6,992	375,261
		1,521,183
Capital Markets - 2.4%
Cboe Global Markets, Inc.	14,433	1,318,022
CME Group, Inc.	1,232	215,637
Intercontinental Exchange, Inc.	16,047	1,693,119
Invesco Ltd.	61,093	991,539
MarketAxess Holdings, Inc.	2,531	1,364,665
Morgan Stanley	8,754	541,260
Nasdaq, Inc.	9,974	1,276,572
S&P Global, Inc.	5,290	1,860,916
T. Rowe Price Group, Inc.	6,372	913,808
		10,175,538
Chemicals - 1.4%
Air Products and Chemicals, Inc.	3,132	877,399
CF Industries Holdings, Inc.	21,390	797,847
Corteva, Inc.	39,562	1,516,016
FMC Corp.	12,129	1,407,085
Linde plc	769	197,187
Mosaic Co. (The)	29,213	641,517
PPG Industries, Inc.	1,387	203,570
Sherwin-Williams Co. (The)	246	183,917
		5,824,538
Commercial Services & Supplies - 0.3%
Copart, Inc.*	11,381	1,313,936

Communications Equipment - 0.8%
Cisco Systems, Inc.	40,610	1,747,042
Motorola Solutions, Inc.	8,607	1,476,359
		3,223,401
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	9,238	996,226
Quanta Services, Inc.	18,803	1,284,997
		2,281,223
Consumer Finance - 0.5%
Capital One Financial Corp.	9,995	855,972
Synchrony Financial	43,390	1,322,093
		2,178,065
Containers & Packaging - 0.6%
International Paper Co.	28,142	1,392,466
Sealed Air Corp.	13,147	592,404
Westrock Co.	16,108	679,919
		2,664,789
Distributors - 0.3%
LKQ Corp.*	35,793	1,260,630

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	14,734	3,372,760

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	36,932	1,061,795
CenturyLink, Inc.	131,801	1,377,321
Verizon Communications, Inc.	22,108	1,335,544
		3,774,660
Electric Utilities - 1.4%
Alliant Energy Corp.	5,078	267,103
Entergy Corp.	12,711	1,383,593
Exelon Corp.	33,561	1,378,350
FirstEnergy Corp.	44,877	1,191,933
NextEra Energy, Inc.	3,987	293,403
NRG Energy, Inc.	39,033	1,278,331
		5,792,713
Electrical Equipment - 0.5%
AMETEK, Inc.	12,379	1,467,283

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Emerson Electric Co.	7,347	564,396
		2,031,679
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	10,699	1,399,536
Keysight Technologies, Inc.*	7,916	950,237
Vontier Corp.*	25,666	851,341
		3,201,114
Energy Equipment & Services - 0.1%
TechnipFMC plc	69,774	579,822

Entertainment - 1.5%
Activision Blizzard, Inc.	7,589	603,174
Electronic Arts, Inc.*	11,891	1,519,075
Netflix, Inc.*	4,055	1,989,788
Take-Two Interactive Software, Inc.*	4,174	753,449
Walt Disney Co. (The)	10,068	1,490,165
		6,355,651
Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc.	8,396	1,374,677
American Tower Corp.	618	142,882
Apartment Investment and Management Co., Class A	46,339	1,406,389
AvalonBay Communities, Inc.	6,275	1,045,352
Boston Properties, Inc.	10,010	982,582
Duke Realty Corp.	27,160	1,033,710
Equity Residential	23,300	1,349,536
Extra Space Storage, Inc.	6,777	763,971
Federal Realty Investment Trust	1,930	168,335
Healthpeak Properties, Inc.	39,427	1,137,863
Iron Mountain, Inc.	27,211	748,303
Kimco Realty Corp.	38,805	560,344
Mid-America Apartment Communities, Inc.	10,114	1,275,982
Prologis, Inc.	11,645	1,165,082
SBA Communications Corp.	4,701	1,350,033
Ventas, Inc.	4,007	191,975
Welltower, Inc.	21,937	1,381,592
Weyerhaeuser Co.	48,784	1,416,687
		17,495,295
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,299	508,909
Kroger Co. (The)	44,435	1,466,355
Walgreens Boots Alliance, Inc.	32,918	1,251,213
Walmart, Inc.	21,611	3,301,945
		6,528,422
Food Products - 1.7%
Conagra Brands, Inc.	21,826	797,959
General Mills, Inc.	10,685	649,862
Hershey Co. (The)	7,817	1,156,056
Hormel Foods Corp.	12,936	610,320
J M Smucker Co. (The)	10,780	1,263,416
Kellogg Co.	19,804	1,265,674
Tyson Foods, Inc., Class A	22,190	1,446,788
		7,190,075
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	7,343	794,659
ABIOMED, Inc.*	3,156	865,060
Align Technology, Inc.*	1,099	528,938
Baxter International, Inc.	16,790	1,277,215
Boston Scientific Corp.*	17,915	593,882
Danaher Corp.	8,883	1,995,388
DENTSPLY SIRONA, Inc.	19,211	977,648
DexCom, Inc.*	3,781	1,208,710
Edwards Lifesciences Corp.*	1,839	154,274
Hologic, Inc.*	11,763	813,176
IDEXX Laboratories, Inc.*	3,411	1,572,403
Medtronic plc	3,269	371,685
ResMed, Inc.	5,619	1,177,742
Teleflex, Inc.	1,590	608,573
West Pharmaceutical Services, Inc.	4,849	1,334,251
		14,273,604
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	12,478	1,286,607
Anthem, Inc.	1,837	572,262
Cardinal Health, Inc.	7,723	421,598
CVS Health Corp.	30,159	2,044,479
DaVita, Inc.*	7,973	875,834
HCA Healthcare, Inc.	7,751	1,163,503
Humana, Inc.	4,043	1,619,302
McKesson Corp.	6,884	1,238,500
UnitedHealth Group, Inc.	6,205	2,086,990
Universal Health Services, Inc., Class B	1,569	204,880
		11,513,955
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc.*	1,068	1,377,111
Darden Restaurants, Inc.	11,460	1,237,451
Domino's Pizza, Inc.	2,990	1,173,784
Hilton Worldwide Holdings, Inc.	7,028	728,312
Marriott International, Inc., Class A	8,357	1,060,252
McDonald's Corp.	4,663	1,013,923
MGM Resorts International	20,731	585,651
Starbucks Corp.	10,234	1,003,137
Yum! Brands, Inc.	6,590	697,222
		8,876,843
Household Durables - 1.3%
DR Horton, Inc.	19,390	1,444,555
Garmin Ltd.	5,223	609,837
Lennar Corp., Class A	18,168	1,378,224
PulteGroup, Inc.	30,171	1,316,361
Whirlpool Corp.	4,696	913,889
		5,662,866
Household Products - 1.7%
Church & Dwight Co., Inc.	14,995	1,316,111
Clorox Co. (The)	6,959	1,412,399
Colgate-Palmolive Co.	3,922	335,880
Kimberly-Clark Corp.	11,030	1,536,589
Procter & Gamble Co. (The)	18,778	2,607,701
		7,208,680
Industrial Conglomerates - 0.7%
3M Co.	1,439	248,558
General Electric Co.	220,859	2,248,345
Honeywell International, Inc.	1,208	246,335
		2,743,238
Insurance - 4.3%
Allstate Corp. (The)	14,112	1,444,363
American International Group, Inc.	27,762	1,067,171
Aon plc, Class A	6,830	1,399,399
Arthur J Gallagher & Co.	12,222	1,410,541
Assurant, Inc.	9,561	1,234,516
Everest Re Group Ltd.	5,420	1,232,129
Globe Life, Inc.	13,087	1,218,400
Hartford Financial Services Group, Inc. (The)	27,392	1,210,726

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Loews Corp.	26,937	1,128,930
MetLife, Inc.	33,674	1,554,728
Principal Financial Group, Inc.	20,858	1,038,520
Progressive Corp. (The)	13,124	1,143,232
Unum Group	41,621	925,235
W R Berkley Corp.	18,265	1,189,599
Willis Towers Watson plc	5,043	1,049,902
		18,247,391
Interactive Media & Services - 3.3%
Alphabet, Inc., Class A*	2,304	4,042,138
Alphabet, Inc., Class C*	2,235	3,935,254
Facebook, Inc., Class A*	20,580	5,700,042
		13,677,434
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	3,776	11,962,519
eBay, Inc.	31,164	1,571,601
Etsy, Inc.*	10,115	1,625,480
		15,159,600
IT Services - 4.0%
Accenture plc, Class A	5,910	1,472,122
Akamai Technologies, Inc.*	13,741	1,422,331
DXC Technology Co.	46,906	1,027,711
Gartner, Inc.*	6,721	1,021,592
Global Payments, Inc.	9,284	1,812,144
Jack Henry & Associates, Inc.	6,603	1,062,159
Leidos Holdings, Inc.	13,731	1,382,712
Mastercard, Inc., Class A	5,388	1,813,116
PayPal Holdings, Inc.*	5,728	1,226,479
VeriSign, Inc.*	5,145	1,032,704
Visa, Inc., Class A	11,367	2,391,048
Western Union Co. (The)	51,782	1,168,202
		16,832,320
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	1,900	222,110
Bio-Rad Laboratories, Inc., Class A*	2,216	1,193,316
IQVIA Holdings, Inc.*	8,030	1,356,990
Mettler-Toledo International, Inc.*	462	531,319
PerkinElmer, Inc.	6,519	867,027
Thermo Fisher Scientific, Inc.	1,437	668,176
Waters Corp.*	741	171,919
		5,010,857
Machinery - 1.8%
Dover Corp.	11,163	1,362,221
Flowserve Corp.	38,231	1,302,912
IDEX Corp.	6,920	1,336,598
Otis Worldwide Corp.	7,816	523,203
Parker-Hannifin Corp.	5,800	1,550,108
Pentair plc	19,830	1,027,591
Snap-on, Inc.	1,713	301,231
		7,403,864
Media - 3.1%
Charter Communications, Inc., Class A*	3,323	2,166,563
Comcast Corp., Class A	50,249	2,524,510
Discovery, Inc., Class A*(b)	49,112	1,321,604
Discovery, Inc., Class C*	55,299	1,328,282
DISH Network Corp., Class A*	41,154	1,476,194
Fox Corp., Class A	42,196	1,216,933
Fox Corp., Class B	8,430	239,243
Interpublic Group of Cos., Inc. (The)	53,437	1,190,576
News Corp., Class A	49,271	869,633
Omnicom Group, Inc.	2,746	172,998
ViacomCBS, Inc.	13,863	489,087
		12,995,623
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.	75,039	1,755,162
Newmont Corp.	25,877	1,522,085
		3,277,247
Multiline Retail - 1.2%
Dollar General Corp.	7,802	1,705,361
Dollar Tree, Inc.*	9,839	1,074,813
Target Corp.	12,134	2,178,417
		4,958,591
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	54,385	1,261,188
DTE Energy Co.	10,197	1,282,885
WEC Energy Group, Inc.	8,475	804,701
		3,348,774
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	8,522	149,305
Chevron Corp.	31,719	2,765,262
Devon Energy Corp.	39,172	548,016
Diamondback Energy, Inc.	29,132	1,164,115
EOG Resources, Inc.	13,956	654,257
Exxon Mobil Corp.	74,367	2,835,614
HollyFrontier Corp.	30,722	718,588
ONEOK, Inc.	10,422	373,837
Phillips 66	24,268	1,470,155
Pioneer Natural Resources Co.	6,891	693,097
Valero Energy Corp.	9,362	503,395
Williams Cos., Inc. (The)	58,954	1,236,855
		13,112,496
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	41,273	2,575,435
Eli Lilly and Co.	10,189	1,484,028
Johnson & Johnson	19,150	2,770,622
Merck & Co., Inc.	32,436	2,607,530
Perrigo Co. plc	19,295	930,405
Pfizer, Inc.	25,210	965,795
Viatris, Inc.*	15,724	264,478
Zoetis, Inc.	11,815	1,894,890
		13,493,183
Professional Services - 0.3%
Equifax, Inc.	6,849	1,143,098
Robert Half International, Inc.	3,618	232,203
		1,375,301
Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	9,580	1,295,982
Norfolk Southern Corp.	7,632	1,808,937
Union Pacific Corp.	1,376	280,814
		3,385,733
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	24,076	2,230,882
Applied Materials, Inc.	25,461	2,100,023
Broadcom, Inc.	953	382,706
Intel Corp.	63,395	3,065,148
KLA Corp.	4,800	1,209,465
Lam Research Corp.	1,920	869,107
Micron Technology, Inc.*	22,803	1,461,444
NVIDIA Corp.	4,004	2,146,384
Qorvo, Inc.*	8,819	1,381,761
QUALCOMM, Inc.	18,679	2,748,988
Skyworks Solutions, Inc.	7,989	1,127,807
Teradyne, Inc.	9,714	1,071,843

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Texas Instruments, Inc.	3,134	505,358
		20,300,916
Software - 7.0%
Adobe, Inc.*	3,619	1,731,583
Autodesk, Inc.*	6,974	1,954,324
Cadence Design Systems, Inc.*	12,772	1,485,384
Citrix Systems, Inc.	9,357	1,159,519
Fortinet, Inc.*	11,305	1,393,115
Intuit, Inc.	1,308	460,442
Microsoft Corp.	69,342	14,844,042
NortonLifeLock, Inc.	30,155	549,726
Oracle Corp.	11,965	690,620
salesforce.com, Inc.*	4,494	1,104,625
ServiceNow, Inc.*	4,058	2,169,204
Synopsys, Inc.*	6,602	1,501,955
Tyler Technologies, Inc.*	899	384,412
		29,428,951
Specialty Retail - 2.1%
Best Buy Co., Inc.	6,726	731,789
CarMax, Inc.*	14,028	1,311,337
Home Depot, Inc. (The)	6,739	1,869,466
L Brands, Inc.	8,828	342,615
Lowe's Cos., Inc.	14,901	2,321,874
Ross Stores, Inc.	6,191	665,656
TJX Cos., Inc. (The)	2,673	169,762
Tractor Supply Co.	8,845	1,245,465
		8,657,964
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	146,084	17,391,300
Hewlett Packard Enterprise Co.	25,157	277,733
HP, Inc.	74,905	1,642,667
Seagate Technology plc	7,616	447,897
		19,759,597
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	65,460	929,532
NIKE, Inc., Class B	3,759	506,337
Ralph Lauren Corp.	4,140	355,005
		1,790,874
Tobacco - 0.3%
Altria Group, Inc.	13,672	544,556
Philip Morris International, Inc.	10,507	795,905
		1,340,461
TOTAL COMMON STOCKS (Cost $332,148,408)		391,225,060

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $1,066,438)	1,066,438	1,066,438

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.2%

REPURCHASE AGREEMENTS(d) - 5.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $21,689,651 (Cost $21,689,609)	21,689,609	21,689,609

Total Investments - 98.7% (Cost $354,904,455)		413,981,107
Other assets less liabilities - 1.3%		5,653,950
Net Assets - 100.0%		419,635,057

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,615,195.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $1,015,853, collateralized in the form of cash with a value of $1,066,438 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $1,066,438.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,581,679
Aggregate gross unrealized depreciation	(24,951,858)
Net unrealized appreciation	$63,629,821
Federal income tax cost	$356,489,671

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Swap Agreementsa

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(48,482,113)	12/7/2020	Goldman Sachs International	(0.20)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	(6,813,897)	6,763,917	49,980	—

(12,441,814)	1/6/2021	Societe Generale	0.07%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	3,586,710
99,451,922	1/6/2021	Societe Generale	0.83%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	7,707,597
87,010,108					11,294,307	(11,294,307)	—	—
(66,836,490)	11/8/2021	UBS AG	(0.23)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	1,587,755
57,011,319	11/8/2021	UBS AG	0.68%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	70,220
(9,825,171)					1,657,975	(1,053,454)	—	604,521

28,702,824					6,138,385
				Total Unrealized Appreciation	12,952,282
				Total Unrealized Depreciation	(6,813,897)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.
g	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 98.1%

Aerospace & Defense - 1.4%
Boeing Co. (The)	76	16,014
Curtiss-Wright Corp.	5	576
General Dynamics Corp.	51	7,617
Hexcel Corp.	10	495
Howmet Aerospace, Inc.	95	2,229
Huntington Ingalls Industries, Inc.	8	1,282
L3Harris Technologies, Inc.	11	2,112
Lockheed Martin Corp.	33	12,045
Northrop Grumman Corp.	21	6,347
Raytheon Technologies Corp.	256	18,360
Spirit AeroSystems Holdings, Inc., Class A	23	782
Teledyne Technologies, Inc.*	3	1,134
Textron, Inc.	68	3,067
TransDigm Group, Inc.	6	3,475
		75,535
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	41	3,853
Expeditors International of Washington, Inc.	25	2,234
FedEx Corp.	82	23,499
Hub Group, Inc., Class A*	14	765
United Parcel Service, Inc., Class B	173	29,595
XPO Logistics, Inc.*	31	3,307
		63,253
Airlines - 0.1%
American Airlines Group, Inc.(b)	86	1,215
Delta Air Lines, Inc.	57	2,294
JetBlue Airways Corp.*	36	543
Southwest Airlines Co.	32	1,483
United Airlines Holdings, Inc.*	39	1,757
		7,292
Auto Components - 0.7%
Adient plc*	95	2,973
American Axle & Manufacturing Holdings, Inc.*	196	1,560
Aptiv plc	44	5,223
Autoliv, Inc.	28	2,493
BorgWarner, Inc.	114	4,429
Cooper Tire & Rubber Co.	29	1,152
Cooper-Standard Holdings, Inc.*	35	1,187
Dana, Inc.	86	1,448
Gentex Corp.	37	1,206
Goodyear Tire & Rubber Co. (The)	363	3,782
Lear Corp.	35	5,003
Tenneco, Inc., Class A*	104	1,108
Visteon Corp.*	23	2,780
		34,344
Automobiles - 1.8%
Ford Motor Co.	4,757	43,193
General Motors Co.	964	42,262
Harley-Davidson, Inc.	70	2,820
Tesla, Inc.*	11	6,244
Thor Industries, Inc.	16	1,544
		96,063
Banks - 6.4%
Associated Banc-Corp.	55	843
Bank of America Corp.	1,936	54,518
Bank of Hawaii Corp.	8	599
Bank OZK	36	1,007
BankUnited, Inc.	33	941
BOK Financial Corp.	8	536
Cathay General Bancorp	18	508
CIT Group, Inc.	46	1,541
Citigroup, Inc.	797	43,891
Citizens Financial Group, Inc.	168	5,487
Columbia Banking System, Inc.	18	569
Comerica, Inc.	44	2,165
Commerce Bancshares, Inc.	14	923
Credicorp Ltd.	12	1,847
Cullen/Frost Bankers, Inc.	13	1,091
East West Bancorp, Inc.	35	1,495
Fifth Third Bancorp	212	5,372
First Citizens BancShares, Inc., Class A	1	529
First Hawaiian, Inc.	30	658
First Horizon Corp.	142	1,735
First Republic Bank	19	2,462
FNB Corp.	115	1,015
Fulton Financial Corp.	47	579
Hancock Whitney Corp.	26	730
Home BancShares, Inc.	34	629
Huntington Bancshares, Inc.	280	3,382
Investors Bancorp, Inc.	69	668
JPMorgan Chase & Co.	694	81,809
KeyCorp	256	3,958
M&T Bank Corp.	32	3,728
Old National Bancorp	43	681
PacWest Bancorp	49	1,140
People's United Financial, Inc.	125	1,550
Pinnacle Financial Partners, Inc.	14	758
PNC Financial Services Group, Inc. (The)	105	14,497
Popular, Inc.	28	1,359
Prosperity Bancshares, Inc.	15	942
Regions Financial Corp.	322	4,917
Signature Bank	8	897
Sterling Bancorp	48	767
SVB Financial Group*	8	2,759
Synovus Financial Corp.	29	915
TCF Financial Corp.	18	605
Texas Capital Bancshares, Inc.*(b)	15	838
Truist Financial Corp.	192	8,913
UMB Financial Corp.	10	680
Umpqua Holdings Corp.	80	1,111
United Bankshares, Inc.	30	878
US Bancorp	347	14,994
Valley National Bancorp	93	850
Webster Financial Corp.	23	870
Wells Fargo & Co.	1,546	42,283
Western Alliance Bancorp	15	769
Wintrust Financial Corp.	14	763
Zions Bancorp NA	45	1,737
		331,688
Beverages - 1.3%
Brown-Forman Corp., Class B	26	2,097
Coca-Cola Co. (The)	484	24,975
Coca-Cola European Partners plc	52	2,323
Constellation Brands, Inc., Class A	20	4,117
Keurig Dr Pepper, Inc.	38	1,157
Molson Coors Beverage Co., Class B	71	3,266
Monster Beverage Corp.*	20	1,696

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
PepsiCo, Inc.	206	29,711
		69,342
Biotechnology - 1.5%
AbbVie, Inc.	275	28,760
Alexion Pharmaceuticals, Inc.*	27	3,297
Amgen, Inc.	89	19,762
Biogen, Inc.*	25	6,004
BioMarin Pharmaceutical, Inc.*	7	551
Gilead Sciences, Inc.	278	16,866
Regeneron Pharmaceuticals, Inc.*	6	3,096
United Therapeutics Corp.*	11	1,459
Vertex Pharmaceuticals, Inc.*	4	911
		80,706
Building Products - 0.7%
A O Smith Corp.	21	1,182
Allegion plc	6	684
Builders FirstSource, Inc.*	38	1,422
Carrier Global Corp.	155	5,901
Fortune Brands Home & Security, Inc.	22	1,837
Johnson Controls International plc	219	10,083
Lennox International, Inc.	3	863
Masco Corp.	40	2,147
Owens Corning	33	2,405
Resideo Technologies, Inc.*	115	2,126
Trane Technologies plc	33	4,826
UFP Industries, Inc.	12	644
		34,120
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	15	1,307
Ameriprise Financial, Inc.	30	5,557
Bank of New York Mellon Corp. (The)	266	10,406
BlackRock, Inc.	20	13,967
Blackstone Group, Inc. (The), Class A	72	4,288
Cboe Global Markets, Inc.	8	731
Charles Schwab Corp. (The)	177	8,634
CME Group, Inc.	39	6,826
Eaton Vance Corp.	20	1,340
FactSet Research Systems, Inc.	2	667
Federated Hermes, Inc., Class B	22	590
Franklin Resources, Inc.	143	3,145
Goldman Sachs Group, Inc. (The)	105	24,211
Intercontinental Exchange, Inc.	55	5,803
Invesco Ltd.	199	3,230
Janus Henderson Group plc	57	1,626
LPL Financial Holdings, Inc.	14	1,271
Moody's Corp.	7	1,976
Morgan Stanley	382	23,619
MSCI, Inc.	3	1,228
Nasdaq, Inc.	13	1,664
Northern Trust Corp.	39	3,632
Raymond James Financial, Inc.	23	2,092
S&P Global, Inc.	11	3,870
SEI Investments Co.	12	633
State Street Corp.	101	7,118
Stifel Financial Corp.	14	970
T. Rowe Price Group, Inc.	34	4,876
Waddell & Reed Financial, Inc., Class A	55	905
		146,182
Chemicals - 2.5%
Air Products and Chemicals, Inc.	24	6,723
Albemarle Corp.	18	2,447
Ashland Global Holdings, Inc.	14	1,052
Avient Corp.	23	841
Axalta Coating Systems Ltd.*	44	1,259
Cabot Corp.	20	828
Celanese Corp.	23	2,974
CF Industries Holdings, Inc.	69	2,574
Chemours Co. (The)	78	1,898
Corteva, Inc.	200	7,664
Dow, Inc.	201	10,655
DuPont de Nemours, Inc.	356	22,585
Eastman Chemical Co.	53	5,162
Ecolab, Inc.	24	5,332
Element Solutions, Inc.	66	911
FMC Corp.	11	1,276
HB Fuller Co.	14	733
Huntsman Corp.	113	2,799
International Flavors & Fragrances, Inc.	17	1,906
Linde plc	76	19,488
LyondellBasell Industries NV, Class A	135	11,488
Mosaic Co. (The)	193	4,238
Olin Corp.	85	1,861
PPG Industries, Inc.	42	6,164
RPM International, Inc.	21	1,848
Scotts Miracle-Gro Co. (The)	6	1,055
Sherwin-Williams Co. (The)	6	4,486
Trinseo SA	33	1,254
Westlake Chemical Corp.	12	902
		132,403
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	26	1,001
Cintas Corp.	6	2,132
Clean Harbors, Inc.*	11	796
Copart, Inc.*	8	923
Covanta Holding Corp.	49	608
Deluxe Corp.	20	515
Pitney Bowes, Inc.	328	1,870
Republic Services, Inc.	33	3,192
Stericycle, Inc.*	19	1,338
Waste Management, Inc.	55	6,552
		18,927
Communications Equipment - 0.8%
Ciena Corp.*	22	986
Cisco Systems, Inc.	777	33,427
CommScope Holding Co., Inc.*	128	1,517
EchoStar Corp., Class A*	18	428
F5 Networks, Inc.*	8	1,302
Juniper Networks, Inc.	89	1,937
Motorola Solutions, Inc.	12	2,058
ViaSat, Inc.*	13	442
		42,097
Construction & Engineering - 0.4%
AECOM*	69	3,580
Dycom Industries, Inc.*	16	1,006
EMCOR Group, Inc.	15	1,293
Fluor Corp.	239	4,128
Jacobs Engineering Group, Inc.	22	2,372
MasTec, Inc.*	18	1,021
Quanta Services, Inc.	44	3,007

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Tutor Perini Corp.*	62	838
Valmont Industries, Inc.	6	978
		18,223
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8	2,125
Summit Materials, Inc., Class A*	32	608
Vulcan Materials Co.	15	2,095
		4,828
Consumer Finance - 1.1%
Ally Financial, Inc.	216	6,404
American Express Co.	112	13,282
Capital One Financial Corp.	203	17,385
Discover Financial Services	100	7,617
Navient Corp.	177	1,659
OneMain Holdings, Inc.	24	936
Santander Consumer USA Holdings, Inc.	43	950
SLM Corp.	97	1,029
Synchrony Financial	276	8,410
		57,672
Containers & Packaging - 0.7%
AptarGroup, Inc.	9	1,137
Avery Dennison Corp.	13	1,941
Ball Corp.	32	3,072
Berry Global Group, Inc.*	44	2,332
Crown Holdings, Inc.*	30	2,827
Graphic Packaging Holding Co.	91	1,394
Greif, Inc., Class A	13	632
International Paper Co.	178	8,807
O-I Glass, Inc.	111	1,257
Packaging Corp. of America	24	3,120
Sealed Air Corp.	42	1,893
Silgan Holdings, Inc.	21	710
Sonoco Products Co.	29	1,684
Westrock Co.	128	5,403
		36,209
Distributors - 0.2%
Core-Mark Holding Co., Inc.	35	1,092
Genuine Parts Co.	41	4,033
LKQ Corp.*	87	3,064
		8,189
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	1	447
H&R Block, Inc.	68	1,278
Laureate Education, Inc., Class A*	35	497
Service Corp. International	25	1,216
Terminix Global Holdings, Inc.*	24	1,177
		4,615
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	299	68,444
Equitable Holdings, Inc.	155	3,934
Jefferies Financial Group, Inc.	113	2,569
Voya Financial, Inc.	48	2,766
		77,713
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	2,753	79,149
CenturyLink, Inc.	991	10,356
GCI Liberty, Inc., Class A*	12	1,093
Liberty Global plc, Class A*	109	2,455
Liberty Global plc, Class C*	258	5,583
Liberty Latin America Ltd., Class A*	20	227
Liberty Latin America Ltd., Class C*	52	588
Verizon Communications, Inc.	1,301	78,593
		178,044
Electric Utilities - 2.4%
ALLETE, Inc.	12	675
Alliant Energy Corp.	41	2,157
American Electric Power Co., Inc.	107	9,083
Avangrid, Inc.	14	652
Duke Energy Corp.	207	19,181
Edison International	87	5,338
Entergy Corp.	45	4,898
Evergy, Inc.	54	2,992
Eversource Energy	60	5,251
Exelon Corp.	335	13,758
FirstEnergy Corp.	128	3,400
Hawaiian Electric Industries, Inc.	26	932
IDACORP, Inc.	9	815
NextEra Energy, Inc.	237	17,441
NRG Energy, Inc.	52	1,703
OGE Energy Corp.	45	1,457
PG&E Corp.*	419	5,321
Pinnacle West Capital Corp.	28	2,292
PNM Resources, Inc.	15	737
Portland General Electric Co.	21	869
PPL Corp.	225	6,394
Southern Co. (The)	238	14,244
Xcel Energy, Inc.	101	6,803
		126,393
Electrical Equipment - 0.7%
Acuity Brands, Inc.	8	950
AMETEK, Inc.	20	2,371
Eaton Corp. plc	94	11,384
Emerson Electric Co.	129	9,910
EnerSys	10	818
Hubbell, Inc.	10	1,616
nVent Electric plc	33	759
Regal Beloit Corp.	12	1,428
Rockwell Automation, Inc.	14	3,578
Sensata Technologies Holding plc*	32	1,562
		34,376
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	27	3,532
Arrow Electronics, Inc.*	66	6,049
Avnet, Inc.	103	3,126
Benchmark Electronics, Inc.	24	584
CDW Corp.	19	2,479
Corning, Inc.	215	8,045
Flex Ltd.*	381	6,184
FLIR Systems, Inc.	15	574
Insight Enterprises, Inc.*	19	1,358
Jabil, Inc.	82	3,134
Keysight Technologies, Inc.*	13	1,560
National Instruments Corp.	18	674
Plexus Corp.*	9	672
Sanmina Corp.*	46	1,463
SYNNEX Corp.	15	2,405
TE Connectivity Ltd.	66	7,522
Trimble, Inc.*	26	1,557
TTM Technologies, Inc.*	54	705
Vishay Intertechnology, Inc.	39	755
Vontier Corp.*	12	398

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Zebra Technologies Corp., Class A*	5	1,892
		54,668
Energy Equipment & Services - 0.7%
Baker Hughes Co.	431	8,068
Halliburton Co.	344	5,707
Helmerich & Payne, Inc.	54	1,230
Nabors Industries Ltd.(b)	14	733
National Oilwell Varco, Inc.	216	2,648
Oceaneering International, Inc.*	78	474
Patterson-UTI Energy, Inc.	172	741
Schlumberger NV	654	13,597
Transocean Ltd.*(b)	814	1,506
		34,704
Entertainment - 1.0%
Activision Blizzard, Inc.	66	5,246
AMC Entertainment Holdings, Inc., Class A(b)	91	389
Cinemark Holdings, Inc.(b)	40	618
Electronic Arts, Inc.*	24	3,066
Liberty Media Corp.-Liberty Formula One, Class A*	4	151
Liberty Media Corp.-Liberty Formula One, Class C*	28	1,170
Lions Gate Entertainment Corp., Class A*	23	224
Lions Gate Entertainment Corp., Class B*	52	467
Live Nation Entertainment, Inc.*	16	1,050
Netflix, Inc.*	8	3,926
Spotify Technology SA*	4	1,165
Take-Two Interactive Software, Inc.*	7	1,264
Walt Disney Co. (The)	214	31,674
		50,410
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexander & Baldwin, Inc.	32	501
Alexandria Real Estate Equities, Inc.	12	1,965
American Campus Communities, Inc.	29	1,154
American Homes 4 Rent, Class A	32	919
American Tower Corp.	24	5,549
Apartment Investment and Management Co., Class A	26	789
Apple Hospitality REIT, Inc.	99	1,313
AvalonBay Communities, Inc.	18	2,999
Boston Properties, Inc.	26	2,552
Brandywine Realty Trust	51	568
Brixmor Property Group, Inc.	87	1,328
Camden Property Trust	13	1,285
Colony Capital, Inc.	290	1,253
Columbia Property Trust, Inc.	43	601
CoreCivic, Inc.	79	560
Corporate Office Properties Trust	26	692
Cousins Properties, Inc.	18	601
Crown Castle International Corp.	42	7,038
CubeSmart	28	911
CyrusOne, Inc.	13	909
DiamondRock Hospitality Co.	76	572
Digital Realty Trust, Inc.	28	3,773
Diversified Healthcare Trust	176	776
Douglas Emmett, Inc.	23	712
Duke Realty Corp.	48	1,827
EPR Properties	15	540
Equinix, Inc.	7	4,885
Equity LifeStyle Properties, Inc.	12	703
Equity Residential	55	3,186
Essex Property Trust, Inc.	8	1,967
Extra Space Storage, Inc.	14	1,578
Federal Realty Investment Trust	11	959
Gaming and Leisure Properties, Inc.	27	1,122
GEO Group, Inc. (The)(b)	69	652
Healthcare Realty Trust, Inc.	21	619
Healthcare Trust of America, Inc., Class A	33	859
Healthpeak Properties, Inc.	87	2,511
Highwoods Properties, Inc.	22	843
Host Hotels & Resorts, Inc.	259	3,634
Hudson Pacific Properties, Inc.	27	702
Invitation Homes, Inc.	63	1,801
Iron Mountain, Inc.	97	2,668
JBG SMITH Properties	18	553
Kilroy Realty Corp.	16	979
Kimco Realty Corp.	106	1,531
Lamar Advertising Co., Class A	15	1,194
Lexington Realty Trust	60	613
Life Storage, Inc.	7	768
Macerich Co. (The)(b)	80	800
Medical Properties Trust, Inc.	56	1,086
Mid-America Apartment Communities, Inc.	16	2,019
National Retail Properties, Inc.	20	754
Office Properties Income Trust	19	434
Omega Healthcare Investors, Inc.	34	1,197
Outfront Media, Inc.	48	909
Paramount Group, Inc.	64	592
Park Hotels & Resorts, Inc.	91	1,485
Pebblebrook Hotel Trust	39	721
Physicians Realty Trust	31	538
Piedmont Office Realty Trust, Inc., Class A	34	531
Prologis, Inc.	64	6,403
Public Storage	15	3,367
Rayonier, Inc.	33	930
Realty Income Corp.	32	1,919
Regency Centers Corp.	30	1,367
Retail Properties of America, Inc., Class A	78	632
RLJ Lodging Trust	84	1,036
Ryman Hospitality Properties, Inc.	8	514
Sabra Health Care REIT, Inc.	40	659
SBA Communications Corp.	3	862
Service Properties Trust	92	1,091
Simon Property Group, Inc.	54	4,459
SITE Centers Corp.	70	706
SL Green Realty Corp.	24	1,390
Spirit Realty Capital, Inc.	19	700
STORE Capital Corp.	24	781
Sun Communities, Inc.	7	973
Sunstone Hotel Investors, Inc.	92	966
Taubman Centers, Inc.	13	555
UDR, Inc.	32	1,231
Uniti Group, Inc.	108	1,110
Ventas, Inc.	92	4,408
VEREIT, Inc.	269	1,907
VICI Properties, Inc.	60	1,517

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Vornado Realty Trust	37	1,440
Washington Prime Group, Inc.(b)	359	366
Weingarten Realty Investors	29	606
Welltower, Inc.	83	5,227
Weyerhaeuser Co.	178	5,169
WP Carey, Inc.	24	1,661
Xenia Hotels & Resorts, Inc.	43	606
		141,638
Food & Staples Retailing - 2.9%
BJ's Wholesale Club Holdings, Inc.*	80	3,279
Casey's General Stores, Inc.	8	1,454
Costco Wholesale Corp.	73	28,599
Kroger Co. (The)	567	18,711
Performance Food Group Co.*	44	1,909
Rite Aid Corp.*	249	3,287
Sprouts Farmers Market, Inc.*	52	1,101
Sysco Corp.	114	8,127
United Natural Foods, Inc.*	140	2,415
US Foods Holding Corp.*	113	3,557
Walgreens Boots Alliance, Inc.	402	15,280
Walmart, Inc.	418	63,866
		151,585
Food Products - 1.8%
Archer-Daniels-Midland Co.	307	15,279
B&G Foods, Inc.(b)	55	1,523
Bunge Ltd.	98	5,771
Campbell Soup Co.	36	1,801
Conagra Brands, Inc.	121	4,424
Darling Ingredients, Inc.*	44	2,124
Flowers Foods, Inc.	50	1,110
General Mills, Inc.	148	9,001
Hain Celestial Group, Inc. (The)*	24	924
Hershey Co. (The)	18	2,662
Hormel Foods Corp.	40	1,887
Ingredion, Inc.	20	1,543
J M Smucker Co. (The)	32	3,750
Kellogg Co.	57	3,643
Kraft Heinz Co. (The)	351	11,562
Lamb Weston Holdings, Inc.	9	651
McCormick & Co., Inc. (Non-Voting)	12	2,244
Mondelez International, Inc., Class A	223	12,811
Nomad Foods Ltd.*	44	1,063
Post Holdings, Inc.*	14	1,323
Sanderson Farms, Inc.	6	820
TreeHouse Foods, Inc.*	28	1,152
Tyson Foods, Inc., Class A	91	5,933
		93,001
Gas Utilities - 0.2%
Atmos Energy Corp.	18	1,726
National Fuel Gas Co.	25	1,029
New Jersey Resources Corp.	20	661
ONE Gas, Inc.	10	792
South Jersey Industries, Inc.	20	460
Southwest Gas Holdings, Inc.	15	964
Spire, Inc.	11	703
UGI Corp.	62	2,200
		8,535
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	171	18,506
Align Technology, Inc.*	3	1,444
Baxter International, Inc.	47	3,575
Becton Dickinson and Co.	28	6,575
Boston Scientific Corp.*	92	3,050
Cooper Cos., Inc. (The)	3	1,006
Danaher Corp.	48	10,782
DENTSPLY SIRONA, Inc.	22	1,120
Edwards Lifesciences Corp.*	23	1,929
Hill-Rom Holdings, Inc.	8	759
Hologic, Inc.*	31	2,143
Intuitive Surgical, Inc.*	4	2,904
Medtronic plc	192	21,830
ResMed, Inc.	8	1,677
STERIS plc	7	1,357
Stryker Corp.	26	6,068
Teleflex, Inc.	3	1,148
Varian Medical Systems, Inc.*	7	1,218
Zimmer Biomet Holdings, Inc.	24	3,579
		90,670
Health Care Providers & Services - 4.6%
Acadia Healthcare Co., Inc.*	29	1,231
AmerisourceBergen Corp.	127	13,095
Anthem, Inc.	66	20,560
Brookdale Senior Living, Inc.*	124	526
Cardinal Health, Inc.	256	13,975
Centene Corp.*	135	8,323
Cigna Corp.	60	12,548
Community Health Systems, Inc.*	207	1,693
Covetrus, Inc.*	67	1,810
CVS Health Corp.	545	36,946
DaVita, Inc.*	37	4,064
Encompass Health Corp.	16	1,289
HCA Healthcare, Inc.	53	7,956
Henry Schein, Inc.*	34	2,187
Humana, Inc.	27	10,814
Laboratory Corp. of America Holdings*	20	3,997
Magellan Health, Inc.*	14	1,107
McKesson Corp.	145	26,087
MEDNAX, Inc.*	75	1,516
Molina Healthcare, Inc.*	20	4,083
Owens & Minor, Inc.	172	4,431
Patterson Cos., Inc.	45	1,249
Quest Diagnostics, Inc.	27	3,347
Select Medical Holdings Corp.*	25	602
Tenet Healthcare Corp.*	118	3,709
UnitedHealth Group, Inc.	149	50,115
Universal Health Services, Inc., Class B	18	2,350
		239,610
Health Care Technology - 0.1%
Cerner Corp.	35	2,619

Hotels, Restaurants & Leisure - 1.5%
Aramark	70	2,450
Bloomin' Brands, Inc.	32	560
Brinker International, Inc.	20	1,002
Carnival Corp.	171	3,417
Chipotle Mexican Grill, Inc.*	1	1,289
Cracker Barrel Old Country Store, Inc.	7	977
Darden Restaurants, Inc.	22	2,376
Domino's Pizza, Inc.	2	785
Dunkin' Brands Group, Inc.	9	957

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Extended Stay America, Inc.	91	1,248
Hilton Worldwide Holdings, Inc.	18	1,865
International Game Technology plc	69	869
Las Vegas Sands Corp.	81	4,512
Marriott International, Inc., Class A	27	3,425
Marriott Vacations Worldwide Corp.	8	1,019
McDonald's Corp.	86	18,700
MGM Resorts International	116	3,277
Norwegian Cruise Line Holdings Ltd.*	65	1,487
Penn National Gaming, Inc.*	30	2,100
Royal Caribbean Cruises Ltd.	42	3,310
Six Flags Entertainment Corp.	34	1,045
Starbucks Corp.	109	10,684
Vail Resorts, Inc.	4	1,103
Wyndham Destinations, Inc.	20	841
Wynn Resorts Ltd.	20	2,010
Yum China Holdings, Inc.	40	2,255
Yum! Brands, Inc.	35	3,703
		77,266
Household Durables - 0.7%
DR Horton, Inc.	56	4,172
Garmin Ltd.	20	2,335
KB Home	18	634
Leggett & Platt, Inc.	34	1,465
Lennar Corp., Class A	54	4,096
Meritage Homes Corp.*	12	1,082
Mohawk Industries, Inc.*	24	3,020
Newell Brands, Inc.	126	2,679
PulteGroup, Inc.	49	2,138
Taylor Morrison Home Corp., Class A*	42	1,062
Toll Brothers, Inc.	31	1,468
TRI Pointe Group, Inc.*	52	909
Tupperware Brands Corp.*	155	5,216
Whirlpool Corp.	30	5,838
		36,114
Household Products - 1.4%
Church & Dwight Co., Inc.	24	2,107
Clorox Co. (The)	16	3,247
Colgate-Palmolive Co.	110	9,420
Kimberly-Clark Corp.	58	8,080
Procter & Gamble Co. (The)	369	51,243
Spectrum Brands Holdings, Inc.	19	1,270
		75,367
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	230	4,701
Vistra Corp.	136	2,541
		7,242
Industrial Conglomerates - 1.5%
3M Co.	116	20,037
Carlisle Cos., Inc.	8	1,159
General Electric Co.	3,391	34,520
Honeywell International, Inc.	93	18,964
Roper Technologies, Inc.	7	2,989
		77,669
Insurance - 3.6%
Aflac, Inc.	206	9,050
Alleghany Corp.	3	1,726
Allstate Corp. (The)	87	8,904
American Equity Investment Life Holding Co.	36	946
American Financial Group, Inc.	21	1,878
American International Group, Inc.	480	18,451
Aon plc, Class A	18	3,688
Arch Capital Group Ltd.*	63	2,028
Arthur J Gallagher & Co.	24	2,770
Assurant, Inc.	17	2,195
Assured Guaranty Ltd.	39	1,175
Athene Holding Ltd., Class A*	54	2,395
Axis Capital Holdings Ltd.	27	1,353
Brighthouse Financial, Inc.*	83	2,913
Brown & Brown, Inc.	20	901
Chubb Ltd.	97	14,340
Cincinnati Financial Corp.	27	2,061
CNO Financial Group, Inc.	78	1,660
Everest Re Group Ltd.	10	2,273
Fidelity National Financial, Inc.	55	1,979
First American Financial Corp.	28	1,356
Genworth Financial, Inc., Class A*	369	1,675
Globe Life, Inc.	20	1,862
Hanover Insurance Group, Inc. (The)	10	1,123
Hartford Financial Services Group, Inc. (The)	119	5,260
Kemper Corp.	12	899
Lincoln National Corp.	94	4,439
Loews Corp.	93	3,898
Markel Corp.*	2	1,948
Marsh & McLennan Cos., Inc.	56	6,420
MetLife, Inc.	376	17,360
Old Republic International Corp.	101	1,810
Primerica, Inc.	6	782
Principal Financial Group, Inc.	109	5,427
ProAssurance Corp.	32	509
Progressive Corp. (The)	88	7,666
Prudential Financial, Inc.	235	17,771
Reinsurance Group of America, Inc.	23	2,651
RenaissanceRe Holdings Ltd.	6	988
Selective Insurance Group, Inc.	12	742
Travelers Cos., Inc. (The)	104	13,484
Unum Group	132	2,934
W R Berkley Corp.	27	1,758
Willis Towers Watson plc	17	3,539
		188,987
Interactive Media & Services - 2.2%
Alphabet, Inc., Class A*	21	36,842
Alphabet, Inc., Class C*	21	36,976
Facebook, Inc., Class A*	133	36,837
IAC/InterActiveCorp.*	4	568
Twitter, Inc.*	46	2,140
Yandex NV, Class A*	21	1,448
		114,811
Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc.*	16	50,689
Booking Holdings, Inc.*	4	8,114
eBay, Inc.	112	5,648
Expedia Group, Inc.	23	2,863
Qurate Retail, Inc., Series A	402	4,209
		71,523
IT Services - 2.5%
Accenture plc, Class A	62	15,443
Akamai Technologies, Inc.*	15	1,553
Alliance Data Systems Corp.	19	1,390

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Amdocs Ltd.	23	1,514
Automatic Data Processing, Inc.	36	6,260
Black Knight, Inc.*	11	1,008
Booz Allen Hamilton Holding Corp.	19	1,649
Broadridge Financial Solutions, Inc.	11	1,616
CACI International, Inc., Class A*	4	949
Cognizant Technology Solutions Corp., Class A	74	5,782
Conduent, Inc.*	210	886
DXC Technology Co.	192	4,207
Euronet Worldwide, Inc.*	5	672
Fidelity National Information Services, Inc.	31	4,601
Fiserv, Inc.*	19	2,188
FleetCor Technologies, Inc.*	5	1,326
Gartner, Inc.*	5	760
Genpact Ltd.	18	732
Global Payments, Inc.	7	1,366
International Business Machines Corp.	257	31,745
Jack Henry & Associates, Inc.	5	804
KBR, Inc.	31	861
Leidos Holdings, Inc.	24	2,417
Mastercard, Inc., Class A	22	7,403
Paychex, Inc.	37	3,446
PayPal Holdings, Inc.*	54	11,562
Perspecta, Inc.	33	740
Sabre Corp.	66	742
Science Applications International Corp.	11	1,018
Visa, Inc., Class A	64	13,462
Western Union Co. (The)	89	2,008
WEX, Inc.*	4	693
		130,803
Leisure Products - 0.1%
Brunswick Corp.	18	1,343
Hasbro, Inc.	21	1,954
Mattel, Inc.*(b)	167	2,587
Polaris, Inc.	16	1,536
		7,420
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	25	2,923
Bio-Rad Laboratories, Inc., Class A*	2	1,077
Charles River Laboratories International, Inc.*	5	1,173
ICON plc*	5	974
Illumina, Inc.*	6	1,933
IQVIA Holdings, Inc.*	18	3,042
Mettler-Toledo International, Inc.*	1	1,150
PerkinElmer, Inc.	10	1,330
PRA Health Sciences, Inc.*	7	785
Thermo Fisher Scientific, Inc.	29	13,484
Waters Corp.*	5	1,160
		29,031
Machinery - 2.2%
AGCO Corp.	22	2,035
Allison Transmission Holdings, Inc.	22	903
Caterpillar, Inc.	123	21,352
Colfax Corp.*	30	1,082
Crane Co.	10	695
Cummins, Inc.	40	9,247
Deere & Co.	63	16,482
Donaldson Co., Inc.	18	958
Dover Corp.	20	2,441
Flowserve Corp.	29	988
Fortive Corp.	30	2,104
Graco, Inc.	13	881
Greenbrier Cos., Inc. (The)	26	868
IDEX Corp.	7	1,352
Illinois Tool Works, Inc.	37	7,810
ITT, Inc.	14	1,017
Kennametal, Inc.	23	805
Lincoln Electric Holdings, Inc.	10	1,150
Meritor, Inc.*	31	818
Middleby Corp. (The)*	9	1,224
Mueller Industries, Inc.	21	688
Navistar International Corp.*	23	1,018
Nordson Corp.	5	1,019
Oshkosh Corp.	19	1,530
Otis Worldwide Corp.	78	5,221
PACCAR, Inc.	100	8,706
Parker-Hannifin Corp.	21	5,612
Pentair plc	29	1,503
Rexnord Corp.	19	713
Snap-on, Inc.	11	1,934
Stanley Black & Decker, Inc.	29	5,345
Terex Corp.	34	1,054
Timken Co. (The)	18	1,322
Toro Co. (The)	10	907
Trinity Industries, Inc.	49	1,120
Westinghouse Air Brake Technologies Corp.	15	1,100
Xylem, Inc.	18	1,727
		114,731
Marine - 0.0%(c)
Kirby Corp.*(b)	18	911

Media - 1.8%
Altice USA, Inc., Class A*	98	3,324
AMC Networks, Inc., Class A*(b)	23	758
Charter Communications, Inc., Class A*	21	13,692
Comcast Corp., Class A	948	47,627
Discovery, Inc., Class A*(b)	35	942
Discovery, Inc., Class C*	75	1,801
DISH Network Corp., Class A*	74	2,654
Fox Corp., Class A	81	2,336
Fox Corp., Class B	37	1,050
Interpublic Group of Cos., Inc. (The)	107	2,384
John Wiley & Sons, Inc., Class A	16	553
Liberty Broadband Corp., Class A*	2	314
Liberty Broadband Corp., Class C*	8	1,259
Liberty Media Corp.-Liberty SiriusXM, Class A*	23	942
Liberty Media Corp.-Liberty SiriusXM, Class C*	42	1,722
Meredith Corp.	22	448
News Corp., Class A	127	2,242
News Corp., Class B	40	712
Nexstar Media Group, Inc., Class A	7	737
Omnicom Group, Inc.	64	4,032

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Sinclair Broadcast Group, Inc., Class A(b)	28	763
TEGNA, Inc.	58	836
ViacomCBS, Inc.	144	5,080
		96,208
Metals & Mining - 0.8%
Alcoa Corp.*	196	3,901
Allegheny Technologies, Inc.*	40	540
Arconic Corp.*	24	660
Carpenter Technology Corp.	16	391
Commercial Metals Co.	52	1,035
Compass Minerals International, Inc.	11	687
Constellium SE, Class A*	68	860
Freeport-McMoRan, Inc.	445	10,409
Newmont Corp.	73	4,294
Nucor Corp.	133	7,142
Reliance Steel & Aluminum Co.	23	2,709
Steel Dynamics, Inc.	82	2,969
United States Steel Corp.	264	3,746
Warrior Met Coal, Inc.	65	1,132
		40,475
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp.	129	1,971
Annaly Capital Management, Inc.	370	2,960
Blackstone Mortgage Trust, Inc., Class A	26	675
Chimera Investment Corp.	75	770
Invesco Mortgage Capital, Inc.(b)	39	129
MFA Financial, Inc.	135	500
New Residential Investment Corp.	155	1,435
Starwood Property Trust, Inc.	79	1,417
Two Harbors Investment Corp.	78	487
		10,344
Multiline Retail - 1.0%
Big Lots, Inc.	38	1,964
Dollar General Corp.	32	6,995
Dollar Tree, Inc.*	50	5,462
Kohl's Corp.	122	3,928
Macy's, Inc.(b)	439	4,482
Nordstrom, Inc.(b)	71	1,840
Target Corp.	147	26,391
		51,062
Multi-Utilities - 1.1%
Ameren Corp.	51	3,967
Avista Corp.	18	675
Black Hills Corp.	12	730
CenterPoint Energy, Inc.	174	4,035
CMS Energy Corp.	53	3,262
Consolidated Edison, Inc.	94	7,167
Dominion Energy, Inc.	142	11,146
DTE Energy Co.	43	5,410
MDU Resources Group, Inc.	50	1,247
NiSource, Inc.	83	2,009
NorthWestern Corp.	12	696
Public Service Enterprise Group, Inc.	132	7,693
Sempra Energy	48	6,119
WEC Energy Group, Inc.	50	4,747
		58,903
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp.*	1,450	5,684
Apache Corp.	107	1,379
Cabot Oil & Gas Corp.	65	1,139
Cheniere Energy, Inc.*	18	1,020
Chevron Corp.	744	64,862
Cimarex Energy Co.	24	863
CNX Resources Corp.*	155	1,459
Concho Resources, Inc.	65	3,736
ConocoPhillips	351	13,886
Continental Resources, Inc.(b)	29	446
Cosan Ltd., Class A	45	777
Delek US Holdings, Inc.	51	678
Devon Energy Corp.	172	2,406
Diamondback Energy, Inc.	32	1,279
EOG Resources, Inc.	108	5,063
EQT Corp.	341	5,074
Exxon Mobil Corp.	2,014	76,794
Hess Corp.	52	2,453
HollyFrontier Corp.	94	2,199
Kinder Morgan, Inc.	603	8,671
Marathon Oil Corp.	481	2,848
Marathon Petroleum Corp.	328	12,753
Murphy Oil Corp.	102	1,026
Occidental Petroleum Corp.	347	5,469
ONEOK, Inc.	70	2,511
Parsley Energy, Inc., Class A	67	839
PBF Energy, Inc., Class A	124	900
PDC Energy, Inc.*	39	652
Peabody Energy Corp.*	143	193
Phillips 66	233	14,115
Pioneer Natural Resources Co.	24	2,414
QEP Resources, Inc.	291	468
Range Resources Corp.	305	2,226
SM Energy Co.	136	575
Southwestern Energy Co.*	563	1,751
Targa Resources Corp.	95	2,232
Valero Energy Corp.	253	13,604
Whiting Petroleum Corp.*	6	136
Williams Cos., Inc. (The)	420	8,812
World Fuel Services Corp.	48	1,364
WPX Energy, Inc.*	141	1,004
		275,760
Paper & Forest Products - 0.1%
Boise Cascade Co.	16	692
Domtar Corp.	47	1,415
Louisiana-Pacific Corp.	27	924
		3,031
Personal Products - 0.1%
Coty, Inc., Class A	96	690
Edgewell Personal Care Co.*	20	695
Estee Lauder Cos., Inc. (The), Class A	14	3,435
Nu Skin Enterprises, Inc., Class A	28	1,442
		6,262
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	223	13,915
Catalent, Inc.*	14	1,346
Elanco Animal Health, Inc.*	49	1,499
Eli Lilly and Co.	84	12,235
Jazz Pharmaceuticals plc*	9	1,266
Johnson & Johnson	394	57,004
Merck & Co., Inc.	385	30,950
Perrigo Co. plc	27	1,302
Pfizer, Inc.	1,390	53,251
Viatris, Inc.*	450	7,569

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Zoetis, Inc.	17	2,726
		183,063
Professional Services - 0.3%
ASGN, Inc.*	13	1,016
CoreLogic, Inc.	14	1,085
CoStar Group, Inc.*	1	911
Equifax, Inc.	11	1,836
FTI Consulting, Inc.*	5	525
IHS Markit Ltd.	28	2,785
ManpowerGroup, Inc.	38	3,293
Nielsen Holdings plc	152	2,458
Robert Half International, Inc.	24	1,540
TransUnion	8	729
Verisk Analytics, Inc.	8	1,586
		17,764
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	64	3,913
Howard Hughes Corp. (The)*	6	436
Jones Lang LaSalle, Inc.*	13	1,720
Realogy Holdings Corp.*	108	1,330
		7,399
Road & Rail - 1.0%
AMERCO	2	828
Avis Budget Group, Inc.*	64	2,251
CSX Corp.	100	9,005
JB Hunt Transport Services, Inc.	15	2,029
Kansas City Southern	12	2,234
Knight-Swift Transportation Holdings, Inc.	29	1,197
Landstar System, Inc.	7	920
Norfolk Southern Corp.	40	9,481
Old Dominion Freight Line, Inc.	7	1,424
Ryder System, Inc.	60	3,553
Uber Technologies, Inc.*	28	1,391
Union Pacific Corp.	98	20,000
		54,313
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc.*	18	1,668
Analog Devices, Inc.	39	5,424
Applied Materials, Inc.	93	7,671
Broadcom, Inc.	38	15,260
Cree, Inc.*	15	1,356
First Solar, Inc.*	25	2,336
Intel Corp.	761	36,794
KLA Corp.	25	6,299
Lam Research Corp.	11	4,979
Marvell Technology Group Ltd.	77	3,564
Maxim Integrated Products, Inc.	34	2,824
Microchip Technology, Inc.	26	3,494
Micron Technology, Inc.*	280	17,945
MKS Instruments, Inc.	7	966
NVIDIA Corp.	15	8,041
NXP Semiconductors NV	33	5,228
ON Semiconductor Corp.*	94	2,703
Qorvo, Inc.*	18	2,820
QUALCOMM, Inc.	190	27,962
Skyworks Solutions, Inc.	20	2,824
Teradyne, Inc.	12	1,324
Texas Instruments, Inc.	100	16,125
Xilinx, Inc.	26	3,784
		181,391
Software - 2.7%
Adobe, Inc.*	11	5,263
ANSYS, Inc.*	4	1,352
Avaya Holdings Corp.*	71	1,321
Cadence Design Systems, Inc.*	11	1,279
CDK Global, Inc.	14	671
Check Point Software Technologies Ltd.*	11	1,295
Citrix Systems, Inc.	7	867
Intuit, Inc.	9	3,168
Microsoft Corp.	444	95,047
NortonLifeLock, Inc.	195	3,555
Nuance Communications, Inc.*	28	1,208
Oracle Corp.	297	17,143
salesforce.com, Inc.*	24	5,899
SS&C Technologies Holdings, Inc.	18	1,240
Synopsys, Inc.*	9	2,048
Teradata Corp.*	29	636
		141,992
Specialty Retail - 2.8%
Aaron's Holdings Co., Inc.	18	1,133
Abercrombie & Fitch Co., Class A	56	1,161
Advance Auto Parts, Inc.	14	2,068
American Eagle Outfitters, Inc.	74	1,331
Asbury Automotive Group, Inc.*	12	1,353
AutoNation, Inc.*	52	3,187
AutoZone, Inc.*	3	3,413
Bed Bath & Beyond, Inc.(b)	202	4,234
Best Buy Co., Inc.	74	8,051
Burlington Stores, Inc.*	5	1,093
CarMax, Inc.*	39	3,646
Designer Brands, Inc., Class A	45	356
Dick's Sporting Goods, Inc.	30	1,704
Foot Locker, Inc.	57	2,132
GameStop Corp., Class A*(b)	484	8,015
Gap, Inc. (The)	159	3,333
Group 1 Automotive, Inc.	14	1,663
Home Depot, Inc. (The)	125	34,676
L Brands, Inc.	192	7,452
Lithia Motors, Inc., Class A	10	2,893
Lowe's Cos., Inc.	120	18,698
Michaels Cos., Inc. (The)*(b)	154	1,523
Murphy USA, Inc.	19	2,436
ODP Corp. (The)	69	1,978
O'Reilly Automotive, Inc.*	7	3,097
Penske Automotive Group, Inc.	25	1,377
Ross Stores, Inc.	30	3,226
Sally Beauty Holdings, Inc.*	80	920
Signet Jewelers Ltd.	48	1,454
Sonic Automotive, Inc., Class A	24	969
Tiffany & Co.	16	2,104
TJX Cos., Inc. (The)	146	9,272
Tractor Supply Co.	18	2,535
Ulta Beauty, Inc.*	6	1,652
Urban Outfitters, Inc.*	29	794
Williams-Sonoma, Inc.	22	2,408
		147,337
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,609	191,552
Dell Technologies, Inc., Class C*	56	3,866
Hewlett Packard Enterprise Co.	717	7,916
HP, Inc.	404	8,860
NCR Corp.*	51	1,411
NetApp, Inc.	43	2,292
Seagate Technology plc	94	5,528
Western Digital Corp.	107	4,802

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Xerox Holdings Corp.	71	1,554
		227,781
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	70	2,476
Carter's, Inc.	9	801
Deckers Outdoor Corp.*	3	764
G-III Apparel Group Ltd.*	26	530
Hanesbrands, Inc.	127	1,803
Kontoor Brands, Inc.	20	833
Lululemon Athletica, Inc.*	4	1,481
NIKE, Inc., Class B	91	12,258
PVH Corp.	28	2,226
Ralph Lauren Corp.	13	1,115
Skechers USA, Inc., Class A*	29	971
Tapestry, Inc.	106	3,002
Under Armour, Inc., Class A*	36	596
Under Armour, Inc., Class C*	36	524
VF Corp.	44	3,669
		33,049
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	14	614
MGIC Investment Corp.	92	1,100
New York Community Bancorp, Inc.	214	2,074
Radian Group, Inc.	41	774
Washington Federal, Inc.	20	467
		5,029
Tobacco - 1.0%
Altria Group, Inc.	547	21,787
Philip Morris International, Inc.	356	26,967
Universal Corp.	14	637
Vector Group Ltd.	49	551
		49,942
Trading Companies & Distributors - 0.6%
AerCap Holdings NV*	61	2,242
Air Lease Corp.	29	1,061
Applied Industrial Technologies, Inc.	10	784
Beacon Roofing Supply, Inc.*	33	1,201
Fastenal Co.	64	3,165
GATX Corp.	13	1,037
HD Supply Holdings, Inc.*	37	2,064
MRC Global, Inc.*	80	462
MSC Industrial Direct Co., Inc., Class A	14	1,167
Rush Enterprises, Inc., Class A	22	843
Triton International Ltd.	20	905
United Rentals, Inc.*	27	6,129
Univar Solutions, Inc.*	81	1,450
Watsco, Inc.	6	1,364
WESCO International, Inc.*	42	2,739
WW Grainger, Inc.	8	3,346
		29,959
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	37	1,197

Water Utilities - 0.1%
American Water Works Co., Inc.	21	3,221
Essential Utilities, Inc.	20	906
		4,127
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	77	1,461
T-Mobile US, Inc.*	86	11,433
		12,894
TOTAL COMMON STOCKS (Cost $3,522,547)		5,116,811

SECURITIES LENDING REINVESTMENTS(d) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $15,265)	15,265	15,265

Total Investments - 98.4% (Cost $3,537,812)		5,132,076
Other assets less liabilities - 1.6%		85,279
Net Assets - 100.0%		5,217,355

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $98,024.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $21,433, collateralized in the form of cash with a value of $15,265 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,811 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from December 10, 2020 – May 15, 2050; a total value of $23,076.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $15,265.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,957,871
Aggregate gross unrealized depreciation	(292,217)
Net unrealized appreciation	$1,665,654
Federal income tax cost	$3,577,255

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Swap Agreementsa

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(142,108)	12/7/2020	Goldman Sachs International	(0.30)%	Russell 1000 Total Return Index	(105,802)
92,202	12/7/2020	Goldman Sachs International	0.55%	FTSE RAFI US 1000 Total Return Index	44,503
(49,906)					(61,299)	—	—	(61,299)
(5,185,081)	11/22/2021	Societe Generale	0.17%	Russell 1000 Total Return Index	(107,077)
117,538	1/6/2021	Societe Generale	0.33%	FTSE RAFI US 1000 Total Return Index	279,209
(5,067,543)					172,132	—	—	172,132

(5,117,449)					110,833
				Total Unrealized Appreciation	323,712
				Total Unrealized Depreciation	(212,879)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.7%
Boeing Co. (The)	364	76,698
General Dynamics Corp.	160	23,896
Howmet Aerospace, Inc.	266	6,240
Huntington Ingalls Industries, Inc.	28	4,485
L3Harris Technologies, Inc.	147	28,223
Lockheed Martin Corp.	166	60,590
Northrop Grumman Corp.	107	32,342
Raytheon Technologies Corp.	1,045	74,947
Teledyne Technologies, Inc.*	25	9,449
Textron, Inc.	156	7,036
TransDigm Group, Inc.	39	22,588
		346,494
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	90	8,457
Expeditors International of Washington, Inc.	112	10,009
FedEx Corp.	167	47,859
United Parcel Service, Inc., Class B	483	82,627
		148,952
Airlines - 0.3%
Alaska Air Group, Inc.	86	4,383
American Airlines Group, Inc.(a)	346	4,889
Delta Air Lines, Inc.	437	17,589
Southwest Airlines Co.	402	18,629
United Airlines Holdings, Inc.*	198	8,920
		54,410
Auto Components - 0.1%
Aptiv plc	186	22,078
BorgWarner, Inc.	165	6,410
		28,488
Automobiles - 0.3%
Ford Motor Co.	2,671	24,253
General Motors Co.	860	37,702
		61,955
Banks - 3.8%
Bank of America Corp.	5,210	146,714
Citigroup, Inc.	1,423	78,365
Citizens Financial Group, Inc.	294	9,602
Comerica, Inc.	94	4,625
Fifth Third Bancorp	487	12,341
First Republic Bank	116	15,029
Huntington Bancshares, Inc.	697	8,420
JPMorgan Chase & Co.	2,082	245,426
KeyCorp	668	10,327
M&T Bank Corp.	90	10,484
People's United Financial, Inc.	292	3,621
PNC Financial Services Group, Inc. (The)	292	40,316
Regions Financial Corp.	655	10,002
SVB Financial Group*	37	12,760
Truist Financial Corp.	922	42,799
US Bancorp	936	40,444
Wells Fargo & Co.	2,814	76,963
Zions Bancorp NA	114	4,399
		772,637
Beverages - 1.7%
Brown-Forman Corp., Class B	124	10,002
Coca-Cola Co. (The)	2,642	136,327
Constellation Brands, Inc., Class A	112	23,054
Molson Coors Beverage Co., Class B	129	5,934
Monster Beverage Corp.*	252	21,365
PepsiCo, Inc.	948	136,730
		333,412
Biotechnology - 2.0%
AbbVie, Inc.	1,208	126,333
Alexion Pharmaceuticals, Inc.*	149	18,194
Amgen, Inc.	399	88,594
Biogen, Inc.*	109	26,179
Gilead Sciences, Inc.	855	51,873
Incyte Corp.*	127	10,737
Regeneron Pharmaceuticals, Inc.*	70	36,122
Vertex Pharmaceuticals, Inc.*	178	40,539
		398,571
Building Products - 0.5%
A O Smith Corp.	91	5,124
Allegion plc	65	7,413
Carrier Global Corp.	556	21,167
Fortune Brands Home & Security, Inc.	93	7,765
Johnson Controls International plc	508	23,388
Masco Corp.	179	9,607
Trane Technologies plc	166	24,276
		98,740
Capital Markets - 2.8%
Ameriprise Financial, Inc.	83	15,375
Bank of New York Mellon Corp. (The)	556	21,751
BlackRock, Inc.	96	67,042
Cboe Global Markets, Inc.	74	6,758
Charles Schwab Corp. (The)	1,011	49,316
CME Group, Inc.	243	42,532
Franklin Resources, Inc.	184	4,046
Goldman Sachs Group, Inc. (The)	236	54,417
Intercontinental Exchange, Inc.	384	40,516
Invesco Ltd.	258	4,187
MarketAxess Holdings, Inc.	26	14,019
Moody's Corp.	112	31,622
Morgan Stanley	977	60,408
MSCI, Inc.	58	23,746
Nasdaq, Inc.	79	10,111
Northern Trust Corp.	140	13,037
Raymond James Financial, Inc.	85	7,731
S&P Global, Inc.	167	58,747
State Street Corp.	243	17,127
T. Rowe Price Group, Inc.	156	22,372
		564,860
Chemicals - 1.9%
Air Products and Chemicals, Inc.	151	42,301
Albemarle Corp.	72	9,790
Celanese Corp.	82	10,605
CF Industries Holdings, Inc.	145	5,408
Corteva, Inc.	512	19,620
Dow, Inc.	506	26,823
DuPont de Nemours, Inc.	500	31,720
Eastman Chemical Co.	91	8,863
Ecolab, Inc.	168	37,321
FMC Corp.	91	10,557
International Flavors & Fragrances, Inc.	72	8,071
Linde plc	360	92,311

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	175	14,893
Mosaic Co. (The)	237	5,205
PPG Industries, Inc.	163	23,924
Sherwin-Williams Co. (The)	57	42,615
		390,027
Commercial Services & Supplies - 0.4%
Cintas Corp.	61	21,673
Copart, Inc.*	139	16,048
Republic Services, Inc.	142	13,734
Rollins, Inc.	101	5,775
Waste Management, Inc.	268	31,927
		89,157
Communications Equipment - 0.8%
Arista Networks, Inc.*	40	10,828
Cisco Systems, Inc.	2,893	124,457
F5 Networks, Inc.*	40	6,512
Juniper Networks, Inc.	226	4,920
Motorola Solutions, Inc.	114	19,555
		166,272
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	91	9,813
Quanta Services, Inc.	93	6,356
		16,169
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	41	10,891
Vulcan Materials Co.	88	12,289
		23,180
Consumer Finance - 0.5%
American Express Co.	443	52,535
Capital One Financial Corp.	313	26,805
Discover Financial Services	211	16,072
Synchrony Financial	369	11,244
		106,656
Containers & Packaging - 0.4%
Amcor plc	1,073	12,157
Avery Dennison Corp.	58	8,662
Ball Corp.	222	21,314
International Paper Co.	266	13,162
Packaging Corp. of America	63	8,190
Sealed Air Corp.	107	4,821
Westrock Co.	177	7,471
		75,777
Distributors - 0.1%
Genuine Parts Co.	98	9,640
LKQ Corp.*	189	6,657
Pool Corp.	28	9,691
		25,988
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	1,356	310,402

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	4,872	140,070
CenturyLink, Inc.	673	7,033
Verizon Communications, Inc.	2,829	170,900
		318,003
Electric Utilities - 1.9%
Alliant Energy Corp.	169	8,889
American Electric Power Co., Inc.	341	28,948
Duke Energy Corp.	501	46,423
Edison International	259	15,892
Entergy Corp.	139	15,130
Evergy, Inc.	155	8,589
Eversource Energy	235	20,565
Exelon Corp.	667	27,394
FirstEnergy Corp.	368	9,774
NextEra Energy, Inc.	1,341	98,684
NRG Energy, Inc.	165	5,404
Pinnacle West Capital Corp.	77	6,302
PPL Corp.	524	14,892
Southern Co. (The)	724	43,331
Xcel Energy, Inc.	360	24,250
		374,467
Electrical Equipment - 0.5%
AMETEK, Inc.	158	18,728
Eaton Corp. plc	272	32,942
Emerson Electric Co.	409	31,419
Rockwell Automation, Inc.	80	20,445
		103,534
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	204	26,685
CDW Corp.	97	12,658
Corning, Inc.	522	19,533
FLIR Systems, Inc.	87	3,327
IPG Photonics Corp.*	24	4,968
Keysight Technologies, Inc.*	128	15,365
TE Connectivity Ltd.	225	25,643
Vontier Corp.*	90	2,985
Zebra Technologies Corp., Class A*	39	14,759
		125,923
Entertainment - 2.1%
Activision Blizzard, Inc.	526	41,807
Electronic Arts, Inc.*	196	25,039
Live Nation Entertainment, Inc.*	96	6,302
Netflix, Inc.*	301	147,701
Take-Two Interactive Software, Inc.*	79	14,260
Walt Disney Co. (The)	1,233	182,496
		417,605
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	81	13,262
American Tower Corp.	303	70,054
Apartment Investment and Management Co., Class A	128	3,885
AvalonBay Communities, Inc.	95	15,826
Boston Properties, Inc.	96	9,423
Crown Castle International Corp.	288	48,260
Digital Realty Trust, Inc.	185	24,929
Duke Realty Corp.	253	9,629
Equinix, Inc.	62	43,263
Equity Residential	235	13,611
Essex Property Trust, Inc.	43	10,573
Extra Space Storage, Inc.	91	10,258
Federal Realty Investment Trust	46	4,012
Healthpeak Properties, Inc.	370	10,678
Host Hotels & Resorts, Inc.	482	6,763
Iron Mountain, Inc.	196	5,390
Kimco Realty Corp.	294	4,245
Mid-America Apartment Communities, Inc.	79	9,967
Prologis, Inc.	504	50,425
Public Storage	104	23,344
Realty Income Corp.	237	14,213
Regency Centers Corp.	109	4,968

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
SBA Communications Corp.	77	22,113
Simon Property Group, Inc.	210	17,340
SL Green Realty Corp.	50	2,895
UDR, Inc.	201	7,733
Ventas, Inc.	255	12,217
Vornado Realty Trust	108	4,202
Welltower, Inc.	286	18,012
Weyerhaeuser Co.	510	14,810
		506,300
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	301	117,923
Kroger Co. (The)	531	17,523
Sysco Corp.	346	24,666
Walgreens Boots Alliance, Inc.	493	18,739
Walmart, Inc.	951	145,303
		324,154
Food Products - 1.1%
Archer-Daniels-Midland Co.	380	18,913
Campbell Soup Co.	141	7,053
Conagra Brands, Inc.	334	12,211
General Mills, Inc.	420	25,544
Hershey Co. (The)	101	14,937
Hormel Foods Corp.	189	8,917
J M Smucker Co. (The)	78	9,142
Kellogg Co.	173	11,056
Kraft Heinz Co. (The)	445	14,658
Lamb Weston Holdings, Inc.	99	7,166
McCormick & Co., Inc. (Non-Voting)	86	16,080
Mondelez International, Inc., Class A	978	56,186
Tyson Foods, Inc., Class A	201	13,105
		214,968
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	86	8,246

Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	1,208	130,730
ABIOMED, Inc.*	32	8,771
Align Technology, Inc.*	49	23,583
Baxter International, Inc.	344	26,168
Becton Dickinson and Co.	197	46,263
Boston Scientific Corp.*	980	32,487
Cooper Cos., Inc. (The)	35	11,733
Danaher Corp.	431	96,815
DENTSPLY SIRONA, Inc.	149	7,583
DexCom, Inc.*	63	20,140
Edwards Lifesciences Corp.*	424	35,569
Hologic, Inc.*	177	12,236
IDEXX Laboratories, Inc.*	60	27,659
Intuitive Surgical, Inc.*	81	58,810
Medtronic plc	919	104,490
ResMed, Inc.	98	20,541
STERIS plc	60	11,628
Stryker Corp.	222	51,815
Teleflex, Inc.	33	12,631
Varian Medical Systems, Inc.*	65	11,309
West Pharmaceutical Services, Inc.	50	13,758
Zimmer Biomet Holdings, Inc.	139	20,728
		785,447
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	100	10,311
Anthem, Inc.	171	53,270
Cardinal Health, Inc.	199	10,863
Centene Corp.*	394	24,290
Cigna Corp.	250	52,285
CVS Health Corp.	895	60,672
DaVita, Inc.*	56	6,152
HCA Healthcare, Inc.	181	27,170
Henry Schein, Inc.*	97	6,238
Humana, Inc.	88	35,246
Laboratory Corp. of America Holdings*	65	12,990
McKesson Corp.	113	20,330
Quest Diagnostics, Inc.	90	11,158
UnitedHealth Group, Inc.	647	217,612
Universal Health Services, Inc., Class B	54	7,051
		555,638
Health Care Technology - 0.1%
Cerner Corp.	210	15,716

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	354	7,073
Chipotle Mexican Grill, Inc.*	18	23,210
Darden Restaurants, Inc.	91	9,826
Domino's Pizza, Inc.	27	10,599
Hilton Worldwide Holdings, Inc.	192	19,897
Las Vegas Sands Corp.	224	12,479
Marriott International, Inc., Class A	183	23,217
McDonald's Corp.	509	110,677
MGM Resorts International	280	7,910
Norwegian Cruise Line Holdings Ltd.*	216	4,940
Royal Caribbean Cruises Ltd.	121	9,536
Starbucks Corp.	801	78,514
Wynn Resorts Ltd.	64	6,432
Yum! Brands, Inc.	206	21,795
		346,105
Household Durables - 0.4%
DR Horton, Inc.	226	16,837
Garmin Ltd.	102	11,910
Leggett & Platt, Inc.	88	3,793
Lennar Corp., Class A	190	14,413
Mohawk Industries, Inc.*	39	4,907
Newell Brands, Inc.	259	5,506
NVR, Inc.*	3	11,992
PulteGroup, Inc.	184	8,028
Whirlpool Corp.	41	7,979
		85,365
Household Products - 1.8%
Church & Dwight Co., Inc.	167	14,658
Clorox Co. (The)	88	17,860
Colgate-Palmolive Co.	586	50,185
Kimberly-Clark Corp.	234	32,598
Procter & Gamble Co. (The)	1,701	236,218
		351,519
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	454	9,280

Industrial Conglomerates - 1.3%
3M Co.	396	68,401
General Electric Co.	5,989	60,968
Honeywell International, Inc.	479	97,678
Roper Technologies, Inc.	71	30,317
		257,364

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Insurance - 1.9%
Aflac, Inc.	452	19,856
Allstate Corp. (The)	215	22,005
American International Group, Inc.	589	22,641
Aon plc, Class A	159	32,578
Arthur J Gallagher & Co.	132	15,234
Assurant, Inc.	39	5,036
Chubb Ltd.	309	45,680
Cincinnati Financial Corp.	102	7,788
Everest Re Group Ltd.	28	6,365
Globe Life, Inc.	65	6,052
Hartford Financial Services Group, Inc. (The)	243	10,741
Lincoln National Corp.	124	5,855
Loews Corp.	165	6,915
Marsh & McLennan Cos., Inc.	344	39,436
MetLife, Inc.	526	24,285
Principal Financial Group, Inc.	174	8,664
Progressive Corp. (The)	399	34,757
Prudential Financial, Inc.	268	20,266
Travelers Cos., Inc. (The)	172	22,300
Unum Group	141	3,134
W R Berkley Corp.	95	6,187
Willis Towers Watson plc	90	18,737
		384,512
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	206	361,406
Alphabet, Inc., Class C*	200	352,148
Facebook, Inc., Class A*	1,641	454,508
Twitter, Inc.*	542	25,209
		1,193,271
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc.*	293	928,236
Booking Holdings, Inc.*	28	56,797
eBay, Inc.	454	22,895
Etsy, Inc.*	83	13,338
Expedia Group, Inc.	91	11,328
		1,032,594
IT Services - 5.6%
Accenture plc, Class A	435	108,354
Akamai Technologies, Inc.*	113	11,697
Automatic Data Processing, Inc.	292	50,773
Broadridge Financial Solutions, Inc.	79	11,604
Cognizant Technology Solutions Corp., Class A	368	28,752
DXC Technology Co.	173	3,790
Fidelity National Information Services, Inc.	422	62,629
Fiserv, Inc.*	380	43,768
FleetCor Technologies, Inc.*	59	15,647
Gartner, Inc.*	63	9,576
Global Payments, Inc.	205	40,014
International Business Machines Corp.	608	75,100
Jack Henry & Associates, Inc.	53	8,526
Leidos Holdings, Inc.	89	8,962
Mastercard, Inc., Class A	602	202,579
Paychex, Inc.	217	20,214
PayPal Holdings, Inc.*	800	171,296
VeriSign, Inc.*	68	13,649
Visa, Inc., Class A	1,154	242,744
Western Union Co. (The)	281	6,339
		1,136,013
Leisure Products - 0.0%(b)
Hasbro, Inc.	89	8,280

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	212	24,783
Bio-Rad Laboratories, Inc., Class A*	12	6,462
Illumina, Inc.*	99	31,887
IQVIA Holdings, Inc.*	131	22,138
Mettler-Toledo International, Inc.*	15	17,250
PerkinElmer, Inc.	76	10,108
Thermo Fisher Scientific, Inc.	269	125,080
Waters Corp.*	41	9,512
		247,220
Machinery - 1.8%
Caterpillar, Inc.	368	63,881
Cummins, Inc.	101	23,348
Deere & Co.	216	56,510
Dover Corp.	98	11,959
Flowserve Corp.	91	3,101
Fortive Corp.	231	16,200
IDEX Corp.	52	10,044
Illinois Tool Works, Inc.	195	41,163
Ingersoll Rand, Inc.*	254	11,245
Otis Worldwide Corp.	278	18,609
PACCAR, Inc.	238	20,720
Parker-Hannifin Corp.	90	24,054
Pentair plc	116	6,011
Snap-on, Inc.	40	7,034
Stanley Black & Decker, Inc.	111	20,459
Westinghouse Air Brake Technologies Corp.	121	8,869
Xylem, Inc.	122	11,708
		354,915
Media - 1.4%
Charter Communications, Inc., Class A*	102	66,503
Comcast Corp., Class A	3,118	156,649
Discovery, Inc., Class A*(a)	111	2,987
Discovery, Inc., Class C*	213	5,116
DISH Network Corp., Class A*	167	5,990
Fox Corp., Class A	236	6,806
Fox Corp., Class B	108	3,065
Interpublic Group of Cos., Inc. (The)	269	5,994
News Corp., Class A	268	4,730
News Corp., Class B	85	1,514
Omnicom Group, Inc.	146	9,198
ViacomCBS, Inc.	386	13,618
		282,170
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	993	23,226
Newmont Corp.	547	32,175
Nucor Corp.	207	11,116
		66,517
Multiline Retail - 0.6%
Dollar General Corp.	169	36,940
Dollar Tree, Inc.*	164	17,916
Target Corp.	344	61,758
		116,614

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Multi-Utilities - 0.9%
Ameren Corp.	167	12,989
CenterPoint Energy, Inc.	371	8,603
CMS Energy Corp.	194	11,939
Consolidated Edison, Inc.	229	17,461
Dominion Energy, Inc.	572	44,896
DTE Energy Co.	133	16,733
NiSource, Inc.	263	6,365
Public Service Enterprise Group, Inc.	344	20,048
Sempra Energy	197	25,114
WEC Energy Group, Inc.	218	20,699
		184,847
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	154	37,779

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	1,538	95,971
Catalent, Inc.*	114	10,960
Eli Lilly and Co.	544	79,233
Johnson & Johnson	1,798	260,135
Merck & Co., Inc.	1,728	138,914
Perrigo Co. plc	92	4,436
Pfizer, Inc.	3,799	145,540
Viatris, Inc.*	824	13,860
Zoetis, Inc.	324	51,963
		801,012
Professional Services - 0.4%
Equifax, Inc.	84	14,020
IHS Markit Ltd.	255	25,362
Nielsen Holdings plc	242	3,913
Robert Half International, Inc.	79	5,070
Verisk Analytics, Inc.	113	22,409
		70,774
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	229	14,001

Road & Rail - 1.1%
CSX Corp.	521	46,916
JB Hunt Transport Services, Inc.	58	7,846
Kansas City Southern	62	11,543
Norfolk Southern Corp.	174	41,242
Old Dominion Freight Line, Inc.	64	13,015
Union Pacific Corp.	465	94,897
		215,459
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc.*	800	74,128
Analog Devices, Inc.	252	35,048
Applied Materials, Inc.	622	51,303
Broadcom, Inc.	274	110,033
Intel Corp.	2,908	140,602
KLA Corp.	107	26,961
Lam Research Corp.	99	44,813
Maxim Integrated Products, Inc.	183	15,196
Microchip Technology, Inc.	171	22,981
Micron Technology, Inc.*	759	48,644
NVIDIA Corp.	420	225,145
Qorvo, Inc.*	78	12,221
QUALCOMM, Inc.	773	113,762
Skyworks Solutions, Inc.	117	16,517
Teradyne, Inc.	116	12,800
Texas Instruments, Inc.	624	100,620
Xilinx, Inc.	165	24,016
		1,074,790
Software - 8.9%
Adobe, Inc.*	327	156,460
ANSYS, Inc.*	60	20,283
Autodesk, Inc.*	149	41,754
Cadence Design Systems, Inc.*	193	22,446
Citrix Systems, Inc.	86	10,657
Fortinet, Inc.*	90	11,091
Intuit, Inc.	179	63,011
Microsoft Corp.	5,174	1,107,598
NortonLifeLock, Inc.	403	7,347
Oracle Corp.	1,321	76,248
Paycom Software, Inc.*	35	14,598
salesforce.com, Inc.*	625	153,625
ServiceNow, Inc.*	132	70,561
Synopsys, Inc.*	104	23,660
Tyler Technologies, Inc.*	28	11,973
		1,791,312
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	47	6,942
AutoZone, Inc.*	14	15,927
Best Buy Co., Inc.	158	17,190
CarMax, Inc.*	113	10,563
Gap, Inc. (The)	138	2,893
Home Depot, Inc. (The)	735	203,896
L Brands, Inc.	161	6,248
Lowe's Cos., Inc.	518	80,715
O'Reilly Automotive, Inc.*	51	22,565
Ross Stores, Inc.	241	25,912
Tiffany & Co.	73	9,598
TJX Cos., Inc. (The)	821	52,142
Tractor Supply Co.	80	11,265
Ulta Beauty, Inc.*	36	9,914
		475,770
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	10,987	1,308,002
Hewlett Packard Enterprise Co.	877	9,682
HP, Inc.	938	20,570
NetApp, Inc.	152	8,103
Seagate Technology plc	153	8,998
Western Digital Corp.	207	9,290
Xerox Holdings Corp.	121	2,649
		1,367,294
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	240	3,408
NIKE, Inc., Class B	853	114,899
PVH Corp.	48	3,816
Ralph Lauren Corp.	34	2,915
Tapestry, Inc.	191	5,409
Under Armour, Inc., Class A*	129	2,138
Under Armour, Inc., Class C*	134	1,950
VF Corp.	216	18,014
		152,549
Tobacco - 0.7%
Altria Group, Inc.	1,270	50,584
Philip Morris International, Inc.	1,064	80,598
		131,182
Trading Companies & Distributors - 0.2%
Fastenal Co.	394	19,483
United Rentals, Inc.*	49	11,122
WW Grainger, Inc.	32	13,386
		43,991

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	123	18,866

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	396	52,644

TOTAL COMMON STOCKS (Cost $17,492,499)		20,066,157

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $2,797)	2,797	2,797

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $38,358 (Cost $38,358)	38,358	38,358

Total Investments - 99.9% (Cost $17,533,654)		20,107,312
Other assets less liabilities - 0.1%		18,924
Net Assets - 100.0%		20,126,236

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $7,059, collateralized in the form of cash with a value of $2,797 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,766 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from December 10, 2020 – February 15, 2050; a total value of $7,563.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $2,797.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,225,236
Aggregate gross unrealized depreciation	(658,053)
Net unrealized appreciation	$2,567,183
Federal income tax cost	$17,540,129

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.9%
Boeing Co. (The)	118	24,864
General Dynamics Corp.	52	7,766
Howmet Aerospace, Inc.	86	2,018
Huntington Ingalls Industries, Inc.	9	1,442
L3Harris Technologies, Inc.	48	9,215
Lockheed Martin Corp.	55	20,075
Northrop Grumman Corp.	34	10,277
Raytheon Technologies Corp.	339	24,313
Teledyne Technologies, Inc.*	8	3,024
Textron, Inc.	51	2,300
TransDigm Group, Inc.	12	6,950
		112,244
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	30	2,819
Expeditors International of Washington, Inc.	37	3,307
FedEx Corp.	53	15,189
United Parcel Service, Inc., Class B	157	26,858
		48,173
Airlines - 0.3%
Alaska Air Group, Inc.	27	1,376
American Airlines Group, Inc.(a)	112	1,583
Delta Air Lines, Inc.	142	5,715
Southwest Airlines Co.	131	6,071
United Airlines Holdings, Inc.*	65	2,928
		17,673
Auto Components - 0.2%
Aptiv plc	60	7,122
BorgWarner, Inc.	54	2,098
		9,220
Automobiles - 0.3%
Ford Motor Co.	866	7,863
General Motors Co.	279	12,232
		20,095
Beverages - 1.9%
Brown-Forman Corp., Class B	40	3,226
Coca-Cola Co. (The)	858	44,273
Constellation Brands, Inc., Class A	37	7,616
Molson Coors Beverage Co., Class B	42	1,932
Monster Beverage Corp.*	82	6,952
PepsiCo, Inc.	307	44,279
		108,278
Biotechnology - 2.2%
AbbVie, Inc.	392	40,995
Alexion Pharmaceuticals, Inc.*	49	5,983
Amgen, Inc.	130	28,865
Biogen, Inc.*	35	8,406
Gilead Sciences, Inc.	278	16,866
Incyte Corp.*	41	3,466
Regeneron Pharmaceuticals, Inc.*	23	11,869
Vertex Pharmaceuticals, Inc.*	58	13,210
		129,660
Building Products - 0.6%
A O Smith Corp.	30	1,689
Allegion plc	20	2,281
Carrier Global Corp.	181	6,891
Fortune Brands Home & Security, Inc.	31	2,588
Johnson Controls International plc	165	7,596
Masco Corp.	58	3,113
Trane Technologies plc	53	7,751
		31,909
Chemicals - 2.2%
Air Products and Chemicals, Inc.	49	13,727
Albemarle Corp.	24	3,263
Celanese Corp.	26	3,363
CF Industries Holdings, Inc.	47	1,753
Corteva, Inc.	165	6,323
Dow, Inc.	164	8,694
DuPont de Nemours, Inc.	163	10,341
Eastman Chemical Co.	30	2,922
Ecolab, Inc.	55	12,218
FMC Corp.	29	3,364
International Flavors & Fragrances, Inc.	24	2,690
Linde plc	117	30,001
LyondellBasell Industries NV, Class A	57	4,851
Mosaic Co. (The)	76	1,669
PPG Industries, Inc.	52	7,632
Sherwin-Williams Co. (The)	18	13,457
		126,268
Commercial Services & Supplies - 0.5%
Cintas Corp.	19	6,751
Copart, Inc.*	46	5,310
Republic Services, Inc.	47	4,546
Rollins, Inc.	33	1,887
Waste Management, Inc.	86	10,245
		28,739
Communications Equipment - 0.9%
Arista Networks, Inc.*	12	3,249
Cisco Systems, Inc.	939	40,396
F5 Networks, Inc.*	14	2,279
Juniper Networks, Inc.	73	1,589
Motorola Solutions, Inc.	38	6,518
		54,031
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	29	3,127
Quanta Services, Inc.	31	2,119
		5,246
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	14	3,719
Vulcan Materials Co.	29	4,050
		7,769
Containers & Packaging - 0.4%
Amcor plc	347	3,932
Avery Dennison Corp.	19	2,837
Ball Corp.	72	6,913
International Paper Co.	87	4,305
Packaging Corp. of America	21	2,730
Sealed Air Corp.	35	1,577
Westrock Co.	58	2,448
		24,742
Distributors - 0.1%
Genuine Parts Co.	32	3,148
LKQ Corp.*	62	2,183
Pool Corp.	9	3,115
		8,446
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,580	45,425
CenturyLink, Inc.	218	2,278

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Verizon Communications, Inc.	918	55,456
		103,159
Electric Utilities - 2.1%
Alliant Energy Corp.	55	2,893
American Electric Power Co., Inc.	110	9,338
Duke Energy Corp.	163	15,104
Edison International	84	5,154
Entergy Corp.	44	4,789
Evergy, Inc.	50	2,771
Eversource Energy	76	6,651
Exelon Corp.	216	8,871
FirstEnergy Corp.	120	3,187
NextEra Energy, Inc.	436	32,085
NRG Energy, Inc.	54	1,769
Pinnacle West Capital Corp.	25	2,046
PPL Corp.	170	4,831
Southern Co. (The)	234	14,005
Xcel Energy, Inc.	117	7,881
		121,375
Electrical Equipment - 0.6%
AMETEK, Inc.	51	6,045
Eaton Corp. plc	89	10,779
Emerson Electric Co.	133	10,217
Rockwell Automation, Inc.	26	6,644
		33,685
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	66	8,633
CDW Corp.	32	4,176
Corning, Inc.	169	6,324
FLIR Systems, Inc.	29	1,109
IPG Photonics Corp.*	8	1,656
Keysight Technologies, Inc.*	42	5,042
TE Connectivity Ltd.	73	8,320
Vontier Corp.*	30	995
Zebra Technologies Corp., Class A*	12	4,541
		40,796
Energy Equipment & Services - 0.2%
Baker Hughes Co.	145	2,714
Halliburton Co.	194	3,218
National Oilwell Varco, Inc.	85	1,042
Schlumberger NV	307	6,383
TechnipFMC plc	93	773
		14,130
Entertainment - 2.3%
Activision Blizzard, Inc.	171	13,591
Electronic Arts, Inc.*	64	8,176
Live Nation Entertainment, Inc.*	32	2,101
Netflix, Inc.*	98	48,088
Take-Two Interactive Software, Inc.*	25	4,513
Walt Disney Co. (The)	401	59,352
		135,821
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	98	38,393
Kroger Co. (The)	173	5,709
Sysco Corp.	113	8,056
Walgreens Boots Alliance, Inc.	160	6,082
Walmart, Inc.	308	47,059
		105,299
Food Products - 1.2%
Archer-Daniels-Midland Co.	123	6,122
Campbell Soup Co.	45	2,251
Conagra Brands, Inc.	108	3,949
General Mills, Inc.	136	8,272
Hershey Co. (The)	33	4,880
Hormel Foods Corp.	62	2,925
J M Smucker Co. (The)	25	2,930
Kellogg Co.	56	3,579
Kraft Heinz Co. (The)	144	4,743
Lamb Weston Holdings, Inc.	32	2,316
McCormick & Co., Inc. (Non-Voting)	28	5,235
Mondelez International, Inc., Class A	317	18,212
Tyson Foods, Inc., Class A	65	4,238
		69,652
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	27	2,589

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	393	42,530
ABIOMED, Inc.*	10	2,741
Align Technology, Inc.*	16	7,701
Baxter International, Inc.	112	8,520
Becton Dickinson and Co.	64	15,030
Boston Scientific Corp.*	317	10,509
Cooper Cos., Inc. (The)	11	3,687
Danaher Corp.	140	31,448
DENTSPLY SIRONA, Inc.	48	2,443
DexCom, Inc.*	21	6,713
Edwards Lifesciences Corp.*	138	11,577
Hologic, Inc.*	57	3,940
IDEXX Laboratories, Inc.*	19	8,759
Intuitive Surgical, Inc.*	26	18,877
Medtronic plc	298	33,883
ResMed, Inc.	32	6,707
STERIS plc	19	3,682
Stryker Corp.	73	17,038
Teleflex, Inc.	10	3,827
Varian Medical Systems, Inc.*	20	3,480
West Pharmaceutical Services, Inc.	16	4,403
Zimmer Biomet Holdings, Inc.	46	6,860
		254,355
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	33	3,403
Anthem, Inc.	56	17,445
Cardinal Health, Inc.	65	3,548
Centene Corp.*	129	7,953
Cigna Corp.	81	16,940
CVS Health Corp.	290	19,659
DaVita, Inc.*	18	1,977
HCA Healthcare, Inc.	59	8,857
Henry Schein, Inc.*	32	2,058
Humana, Inc.	29	11,615
Laboratory Corp. of America Holdings*	22	4,396
McKesson Corp.	36	6,477
Quest Diagnostics, Inc.	30	3,719
UnitedHealth Group, Inc.	211	70,968
Universal Health Services, Inc., Class B	17	2,220
		181,235
Health Care Technology - 0.1%
Cerner Corp.	68	5,089

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	114	2,278
Chipotle Mexican Grill, Inc.*	6	7,737
Darden Restaurants, Inc.	29	3,131
Domino's Pizza, Inc.	9	3,533
Hilton Worldwide Holdings, Inc.	62	6,425
Las Vegas Sands Corp.	73	4,067
Marriott International, Inc., Class A	59	7,485
McDonald's Corp.	165	35,878
MGM Resorts International	90	2,542
Norwegian Cruise Line Holdings Ltd.*	70	1,601
Royal Caribbean Cruises Ltd.	40	3,152
Starbucks Corp.	259	25,387
Wynn Resorts Ltd.	22	2,211
Yum! Brands, Inc.	67	7,089
		112,516
Household Durables - 0.5%
DR Horton, Inc.	73	5,438
Garmin Ltd.	33	3,853
Leggett & Platt, Inc.	29	1,250
Lennar Corp., Class A	61	4,627
Mohawk Industries, Inc.*	13	1,636
Newell Brands, Inc.	83	1,765
NVR, Inc.*	1	3,997
PulteGroup, Inc.	60	2,618
Whirlpool Corp.	14	2,725
		27,909
Household Products - 2.0%
Church & Dwight Co., Inc.	55	4,827
Clorox Co. (The)	28	5,683
Colgate-Palmolive Co.	190	16,272
Kimberly-Clark Corp.	76	10,588
Procter & Gamble Co. (The)	553	76,795
		114,165
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	147	3,005

Industrial Conglomerates - 1.4%
3M Co.	128	22,109
General Electric Co.	1,943	19,780
Honeywell International, Inc.	156	31,812
Roper Technologies, Inc.	23	9,821
		83,522
Interactive Media & Services - 6.7%
Alphabet, Inc., Class A*	67	117,545
Alphabet, Inc., Class C*	65	114,448
Facebook, Inc., Class A*	533	147,625
Twitter, Inc.*	175	8,139
		387,757
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc.*	94	297,796
Booking Holdings, Inc.*	9	18,256
eBay, Inc.	148	7,463
Etsy, Inc.*	26	4,178
Expedia Group, Inc.	30	3,735
		331,428
IT Services - 6.3%
Accenture plc, Class A	141	35,122
Akamai Technologies, Inc.*	36	3,726
Automatic Data Processing, Inc.	95	16,519
Broadridge Financial Solutions, Inc.	26	3,819
Cognizant Technology Solutions Corp., Class A	120	9,376
DXC Technology Co.	55	1,205
Fidelity National Information Services, Inc.	137	20,332
Fiserv, Inc.*	123	14,167
FleetCor Technologies, Inc.*	19	5,039
Gartner, Inc.*	20	3,040
Global Payments, Inc.	66	12,882
International Business Machines Corp.	198	24,457
Jack Henry & Associates, Inc.	17	2,735
Leidos Holdings, Inc.	30	3,021
Mastercard, Inc., Class A	196	65,956
Paychex, Inc.	71	6,614
PayPal Holdings, Inc.*	260	55,671
VeriSign, Inc.*	22	4,416
Visa, Inc., Class A	374	78,671
Western Union Co. (The)	90	2,030
		368,798
Leisure Products - 0.0%(b)
Hasbro, Inc.	28	2,605

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	68	7,949
Bio-Rad Laboratories, Inc., Class A*	5	2,693
Illumina, Inc.*	32	10,307
IQVIA Holdings, Inc.*	42	7,098
Mettler-Toledo International, Inc.*	5	5,750
PerkinElmer, Inc.	25	3,325
Thermo Fisher Scientific, Inc.	88	40,918
Waters Corp.*	14	3,248
		81,288
Machinery - 2.0%
Caterpillar, Inc.	120	20,831
Cummins, Inc.	33	7,629
Deere & Co.	70	18,313
Dover Corp.	32	3,905
Flowserve Corp.	29	988
Fortive Corp.	75	5,260
IDEX Corp.	17	3,283
Illinois Tool Works, Inc.	64	13,510
Ingersoll Rand, Inc.*	82	3,630
Otis Worldwide Corp.	90	6,025
PACCAR, Inc.	77	6,704
Parker-Hannifin Corp.	29	7,750
Pentair plc	37	1,917
Snap-on, Inc.	12	2,110
Stanley Black & Decker, Inc.	35	6,451
Westinghouse Air Brake Technologies Corp.	40	2,932
Xylem, Inc.	40	3,839
		115,077
Media - 1.6%
Charter Communications, Inc., Class A*	33	21,516
Comcast Corp., Class A	1,011	50,793
Discovery, Inc., Class A*(a)	35	942
Discovery, Inc., Class C*	68	1,633
DISH Network Corp., Class A*	55	1,973
Fox Corp., Class A	75	2,163
Fox Corp., Class B	34	965

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Interpublic Group of Cos., Inc. (The)	86	1,916
News Corp., Class A	85	1,500
News Corp., Class B	26	463
Omnicom Group, Inc.	48	3,024
ViacomCBS, Inc.	125	4,410
		91,298
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	321	7,508
Newmont Corp.	178	10,470
Nucor Corp.	67	3,598
		21,576
Multiline Retail - 0.7%
Dollar General Corp.	55	12,022
Dollar Tree, Inc.*	53	5,789
Target Corp.	111	19,928
		37,739
Multi-Utilities - 1.0%
Ameren Corp.	55	4,278
CenterPoint Energy, Inc.	120	2,783
CMS Energy Corp.	64	3,939
Consolidated Edison, Inc.	74	5,642
Dominion Energy, Inc.	186	14,599
DTE Energy Co.	43	5,410
NiSource, Inc.	84	2,033
Public Service Enterprise Group, Inc.	112	6,527
Sempra Energy	64	8,159
WEC Energy Group, Inc.	70	6,646
		60,016
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	83	1,070
Cabot Oil & Gas Corp.	87	1,524
Chevron Corp.	427	37,226
Concho Resources, Inc.	44	2,529
ConocoPhillips	238	9,415
Devon Energy Corp.	84	1,175
Diamondback Energy, Inc.	35	1,399
EOG Resources, Inc.	129	6,048
Exxon Mobil Corp.	938	35,766
Hess Corp.	61	2,878
HollyFrontier Corp.	32	748
Kinder Morgan, Inc.	431	6,198
Marathon Oil Corp.	172	1,018
Marathon Petroleum Corp.	144	5,599
Occidental Petroleum Corp.	185	2,916
ONEOK, Inc.	98	3,515
Phillips 66	97	5,876
Pioneer Natural Resources Co.	36	3,621
Valero Energy Corp.	90	4,839
Williams Cos., Inc. (The)	268	5,623
		138,983
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	50	12,266

Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	500	31,200
Catalent, Inc.*	36	3,461
Eli Lilly and Co.	176	25,634
Johnson & Johnson	584	84,493
Merck & Co., Inc.	561	45,099
Perrigo Co. plc	30	1,447
Pfizer, Inc.	1,233	47,236
Viatris, Inc.*	266	4,474
Zoetis, Inc.	105	16,840
		259,884
Professional Services - 0.4%
Equifax, Inc.	27	4,506
IHS Markit Ltd.	83	8,255
Nielsen Holdings plc	78	1,261
Robert Half International, Inc.	25	1,605
Verisk Analytics, Inc.	36	7,139
		22,766
Road & Rail - 1.2%
CSX Corp.	170	15,308
JB Hunt Transport Services, Inc.	18	2,435
Kansas City Southern	21	3,910
Norfolk Southern Corp.	57	13,510
Old Dominion Freight Line, Inc.	21	4,271
Union Pacific Corp.	151	30,816
		70,250
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.*	260	24,092
Analog Devices, Inc.	82	11,405
Applied Materials, Inc.	203	16,743
Broadcom, Inc.	89	35,741
Intel Corp.	944	45,642
KLA Corp.	34	8,567
Lam Research Corp.	32	14,485
Maxim Integrated Products, Inc.	59	4,899
Microchip Technology, Inc.	56	7,526
Micron Technology, Inc.*	247	15,830
NVIDIA Corp.	137	73,440
Qorvo, Inc.*	25	3,917
QUALCOMM, Inc.	250	36,792
Skyworks Solutions, Inc.	37	5,223
Teradyne, Inc.	37	4,083
Texas Instruments, Inc.	203	32,734
Xilinx, Inc.	54	7,860
		348,979
Software - 10.0%
Adobe, Inc.*	106	50,718
ANSYS, Inc.*	19	6,423
Autodesk, Inc.*	49	13,731
Cadence Design Systems, Inc.*	62	7,211
Citrix Systems, Inc.	27	3,346
Fortinet, Inc.*	30	3,697
Intuit, Inc.	58	20,417
Microsoft Corp.	1,679	359,423
NortonLifeLock, Inc.	130	2,370
Oracle Corp.	429	24,762
Paycom Software, Inc.*	11	4,588
salesforce.com, Inc.*	202	49,652
ServiceNow, Inc.*	43	22,986
Synopsys, Inc.*	34	7,735
Tyler Technologies, Inc.*	9	3,848
		580,907
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	15	2,215
AutoZone, Inc.*	5	5,688
Best Buy Co., Inc.	51	5,549
CarMax, Inc.*	36	3,365
Gap, Inc. (The)	45	943
Home Depot, Inc. (The)	239	66,301
L Brands, Inc.	52	2,018

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Lowe's Cos., Inc.	168	26,178
O'Reilly Automotive, Inc.*	16	7,079
Ross Stores, Inc.	79	8,494
Tiffany & Co.	24	3,156
TJX Cos., Inc. (The)	266	16,894
Tractor Supply Co.	26	3,661
Ulta Beauty, Inc.*	12	3,305
		154,846
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	3,566	424,532
Hewlett Packard Enterprise Co.	284	3,135
HP, Inc.	304	6,667
NetApp, Inc.	49	2,612
Seagate Technology plc	50	2,941
Western Digital Corp.	67	3,007
Xerox Holdings Corp.	39	854
		443,748
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	76	1,079
NIKE, Inc., Class B	276	37,177
PVH Corp.	16	1,272
Ralph Lauren Corp.	11	943
Tapestry, Inc.	60	1,699
Under Armour, Inc., Class A*	41	680
Under Armour, Inc., Class C*	42	611
VF Corp.	71	5,922
		49,383
Tobacco - 0.7%
Altria Group, Inc.	412	16,410
Philip Morris International, Inc.	346	26,209
		42,619
Trading Companies & Distributors - 0.2%
Fastenal Co.	127	6,280
United Rentals, Inc.*	16	3,632
WW Grainger, Inc.	10	4,183
		14,095
Water Utilities - 0.1%
American Water Works Co., Inc.	40	6,135

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	129	17,149

TOTAL COMMON STOCKS (Cost $4,421,966)		5,800,387

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $876)	876	876

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $9,343
(Cost $9,343)	9,343	9,343

Total Investments - 99.9% (Cost $4,432,185)		5,810,606
Other assets less liabilities - 0.1%		7,110
Net Assets - 100.0%		5,817,716

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $2,247, collateralized in the form of cash with a value of $876 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,532 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from December 10, 2020 – February 15, 2050; a total value of $2,408.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $876.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,486,546
Aggregate gross unrealized depreciation	(116,375)
Net unrealized appreciation	$1,370,171
Federal income tax cost	$4,440,435

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.0%
Boeing Co. (The)	39	8,218
General Dynamics Corp.	17	2,539
Howmet Aerospace, Inc.	28	657
Huntington Ingalls Industries, Inc.	3	480
L3Harris Technologies, Inc.	16	3,072
Lockheed Martin Corp.	18	6,570
Northrop Grumman Corp.	11	3,325
Raytheon Technologies Corp.	112	8,032
Teledyne Technologies, Inc.*	3	1,134
Textron, Inc.	18	812
TransDigm Group, Inc.	4	2,317
		37,156
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	940
Expeditors International of Washington, Inc.	12	1,072
FedEx Corp.	18	5,158
United Parcel Service, Inc., Class B	52	8,896
		16,066
Airlines - 0.3%
Alaska Air Group, Inc.	9	459
American Airlines Group, Inc.(a)	36	508
Delta Air Lines, Inc.	47	1,892
Southwest Airlines Co.	44	2,039
United Airlines Holdings, Inc.*	22	991
		5,889
Auto Components - 0.2%
Aptiv plc	20	2,374
BorgWarner, Inc.	18	699
		3,073
Automobiles - 0.4%
Ford Motor Co.	286	2,597
General Motors Co.	92	4,033
		6,630
Banks - 4.4%
Bank of America Corp.	558	15,713
Citigroup, Inc.	153	8,426
Citizens Financial Group, Inc.	31	1,013
Comerica, Inc.	10	492
Fifth Third Bancorp	51	1,292
First Republic Bank	13	1,684
Huntington Bancshares, Inc.	73	882
JPMorgan Chase & Co.	224	26,405
KeyCorp	70	1,082
M&T Bank Corp.	9	1,048
People's United Financial, Inc.	30	372
PNC Financial Services Group, Inc. (The)	31	4,280
Regions Financial Corp.	69	1,054
SVB Financial Group*	4	1,380
Truist Financial Corp.	99	4,596
US Bancorp	101	4,364
Wells Fargo & Co.	301	8,232
Zions Bancorp NA	12	463
		82,778
Beverages - 1.9%
Brown-Forman Corp., Class B	13	1,049
Coca-Cola Co. (The)	284	14,654
Constellation Brands, Inc., Class A	12	2,470
Molson Coors Beverage Co., Class B	15	690
Monster Beverage Corp.*	27	2,289
PepsiCo, Inc.	101	14,567
		35,719
Building Products - 0.6%
A O Smith Corp.	10	563
Allegion plc	7	799
Carrier Global Corp.	60	2,284
Fortune Brands Home & Security, Inc.	10	835
Johnson Controls International plc	55	2,532
Masco Corp.	19	1,020
Trane Technologies plc	17	2,486
		10,519
Capital Markets - 3.2%
Ameriprise Financial, Inc.	9	1,667
Bank of New York Mellon Corp. (The)	61	2,386
BlackRock, Inc.	10	6,983
Cboe Global Markets, Inc.	8	731
Charles Schwab Corp. (The)	108	5,268
CME Group, Inc.	26	4,551
Franklin Resources, Inc.	19	418
Goldman Sachs Group, Inc. (The)	25	5,764
Intercontinental Exchange, Inc.	41	4,326
Invesco Ltd.	27	438
MarketAxess Holdings, Inc.	3	1,618
Moody's Corp.	12	3,388
Morgan Stanley	104	6,430
MSCI, Inc.	6	2,457
Nasdaq, Inc.	8	1,024
Northern Trust Corp.	15	1,397
Raymond James Financial, Inc.	9	819
S&P Global, Inc.	18	6,332
State Street Corp.	26	1,832
T. Rowe Price Group, Inc.	17	2,438
		60,267
Chemicals - 2.2%
Air Products and Chemicals, Inc.	16	4,482
Albemarle Corp.	8	1,088
Celanese Corp.	9	1,164
CF Industries Holdings, Inc.	17	634
Corteva, Inc.	55	2,107
Dow, Inc.	54	2,862
DuPont de Nemours, Inc.	54	3,426
Eastman Chemical Co.	10	974
Ecolab, Inc.	18	3,999
FMC Corp.	9	1,044
International Flavors & Fragrances, Inc.	8	897
Linde plc	38	9,744
LyondellBasell Industries NV, Class A	19	1,617
Mosaic Co. (The)	24	527
PPG Industries, Inc.	17	2,495
Sherwin-Williams Co. (The)	6	4,486
		41,546
Commercial Services & Supplies - 0.5%
Cintas Corp.	6	2,132
Copart, Inc.*	15	1,732
Republic Services, Inc.	15	1,451
Rollins, Inc.	11	629

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Waste Management, Inc.	28	3,335
		9,279
Communications Equipment - 0.9%
Arista Networks, Inc.*	4	1,083
Cisco Systems, Inc.	309	13,293
F5 Networks, Inc.*	4	651
Juniper Networks, Inc.	24	523
Motorola Solutions, Inc.	12	2,058
		17,608
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	10	1,079
Quanta Services, Inc.	10	683
		1,762
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	1,328
Vulcan Materials Co.	10	1,397
		2,725
Consumer Finance - 0.6%
American Express Co.	48	5,692
Capital One Financial Corp.	33	2,826
Discover Financial Services	22	1,676
Synchrony Financial	40	1,219
		11,413
Containers & Packaging - 0.4%
Amcor plc	114	1,292
Avery Dennison Corp.	6	896
Ball Corp.	24	2,304
International Paper Co.	30	1,484
Packaging Corp. of America	7	910
Sealed Air Corp.	12	541
Westrock Co.	20	844
		8,271
Distributors - 0.2%
Genuine Parts Co.	11	1,082
LKQ Corp.*	20	705
Pool Corp.	3	1,038
		2,825
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	145	33,192

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	521	14,979
CenturyLink, Inc.	71	742
Verizon Communications, Inc.	303	18,304
		34,025
Electric Utilities - 2.1%
Alliant Energy Corp.	18	947
American Electric Power Co., Inc.	36	3,056
Duke Energy Corp.	54	5,004
Edison International	28	1,718
Entergy Corp.	15	1,633
Evergy, Inc.	17	942
Eversource Energy	25	2,188
Exelon Corp.	72	2,957
FirstEnergy Corp.	40	1,062
NextEra Energy, Inc.	144	10,597
NRG Energy, Inc.	18	589
Pinnacle West Capital Corp.	8	655
PPL Corp.	56	1,591
Southern Co. (The)	77	4,608
Xcel Energy, Inc.	38	2,560
		40,107
Electrical Equipment - 0.6%
AMETEK, Inc.	17	2,015
Eaton Corp. plc	29	3,512
Emerson Electric Co.	44	3,380
Rockwell Automation, Inc.	8	2,045
		10,952
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	22	2,878
CDW Corp.	10	1,305
Corning, Inc.	56	2,095
FLIR Systems, Inc.	11	421
IPG Photonics Corp.*	3	621
Keysight Technologies, Inc.*	14	1,680
TE Connectivity Ltd.	24	2,735
Vontier Corp.*	10	332
Zebra Technologies Corp., Class A*	4	1,514
		13,581
Energy Equipment & Services - 0.2%
Baker Hughes Co.	47	880
Halliburton Co.	63	1,045
National Oilwell Varco, Inc.	27	331
Schlumberger NV	100	2,079
TechnipFMC plc	30	249
		4,584
Entertainment - 2.3%
Activision Blizzard, Inc.	56	4,451
Electronic Arts, Inc.*	21	2,683
Live Nation Entertainment, Inc.*	10	657
Netflix, Inc.*	32	15,702
Take-Two Interactive Software, Inc.*	8	1,444
Walt Disney Co. (The)	132	19,537
		44,474
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	9	1,474
American Tower Corp.	32	7,398
Apartment Investment and Management Co., Class A	14	425
AvalonBay Communities, Inc.	10	1,666
Boston Properties, Inc.	10	982
Crown Castle International Corp.	31	5,195
Digital Realty Trust, Inc.	20	2,695
Duke Realty Corp.	28	1,066
Equinix, Inc.	6	4,187
Equity Residential	25	1,448
Essex Property Trust, Inc.	5	1,229
Extra Space Storage, Inc.	9	1,015
Federal Realty Investment Trust	5	436
Healthpeak Properties, Inc.	39	1,125
Host Hotels & Resorts, Inc.	51	715
Iron Mountain, Inc.	21	577
Kimco Realty Corp.	31	448
Mid-America Apartment Communities, Inc.	8	1,009
Prologis, Inc.	54	5,403
Public Storage	11	2,469
Realty Income Corp.	25	1,499
Regency Centers Corp.	13	593
SBA Communications Corp.	8	2,297
Simon Property Group, Inc.	22	1,817
SL Green Realty Corp.	5	289

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
UDR, Inc.	23	885
Ventas, Inc.	27	1,294
Vornado Realty Trust	12	467
Welltower, Inc.	31	1,952
Weyerhaeuser Co.	55	1,597
		53,652
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	32	12,537
Kroger Co. (The)	58	1,914
Sysco Corp.	37	2,638
Walgreens Boots Alliance, Inc.	54	2,052
Walmart, Inc.	101	15,432
		34,573
Food Products - 1.2%
Archer-Daniels-Midland Co.	41	2,041
Campbell Soup Co.	15	750
Conagra Brands, Inc.	37	1,353
General Mills, Inc.	45	2,737
Hershey Co. (The)	11	1,627
Hormel Foods Corp.	21	991
J M Smucker Co. (The)	8	938
Kellogg Co.	19	1,214
Kraft Heinz Co. (The)	47	1,548
Lamb Weston Holdings, Inc.	11	796
McCormick & Co., Inc. (Non-Voting)	9	1,683
Mondelez International, Inc., Class A	105	6,032
Tyson Foods, Inc., Class A	22	1,434
		23,144
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	9	863

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	37	739
Chipotle Mexican Grill, Inc.*	2	2,579
Darden Restaurants, Inc.	10	1,080
Domino's Pizza, Inc.	3	1,178
Hilton Worldwide Holdings, Inc.	20	2,073
Las Vegas Sands Corp.	24	1,337
Marriott International, Inc., Class A	19	2,410
McDonald's Corp.	54	11,742
MGM Resorts International	29	819
Norwegian Cruise Line Holdings Ltd.*	23	526
Royal Caribbean Cruises Ltd.	13	1,024
Starbucks Corp.	85	8,332
Wynn Resorts Ltd.	7	703
Yum! Brands, Inc.	22	2,328
		36,870
Household Durables - 0.4%
DR Horton, Inc.	24	1,788
Garmin Ltd.	11	1,285
Leggett & Platt, Inc.	10	431
Lennar Corp., Class A	20	1,517
Mohawk Industries, Inc.*	4	503
Newell Brands, Inc.	27	574
PulteGroup, Inc.	20	873
Whirlpool Corp.	5	973
		7,944
Household Products - 2.0%
Church & Dwight Co., Inc.	18	1,580
Clorox Co. (The)	9	1,827
Colgate-Palmolive Co.	63	5,395
Kimberly-Clark Corp.	25	3,483
Procter & Gamble Co. (The)	183	25,413
		37,698
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	48	981

Industrial Conglomerates - 1.5%
3M Co.	42	7,255
General Electric Co.	640	6,515
Honeywell International, Inc.	51	10,400
Roper Technologies, Inc.	8	3,416
		27,586
Insurance - 2.2%
Aflac, Inc.	49	2,153
Allstate Corp. (The)	23	2,354
American International Group, Inc.	63	2,422
Aon plc, Class A	17	3,483
Arthur J Gallagher & Co.	14	1,616
Assurant, Inc.	4	516
Chubb Ltd.	33	4,878
Cincinnati Financial Corp.	11	840
Everest Re Group Ltd.	3	682
Globe Life, Inc.	7	652
Hartford Financial Services Group, Inc. (The)	27	1,193
Lincoln National Corp.	14	661
Loews Corp.	18	754
Marsh & McLennan Cos., Inc.	37	4,242
MetLife, Inc.	57	2,632
Principal Financial Group, Inc.	20	996
Progressive Corp. (The)	43	3,746
Prudential Financial, Inc.	29	2,193
Travelers Cos., Inc. (The)	19	2,463
Unum Group	14	311
W R Berkley Corp.	10	651
Willis Towers Watson plc	9	1,874
		41,312
Interactive Media & Services - 6.7%
Alphabet, Inc., Class A*	22	38,597
Alphabet, Inc., Class C*	21	36,975
Facebook, Inc., Class A*	177	49,024
Twitter, Inc.*	59	2,744
		127,340
Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc.*	31	98,209
Booking Holdings, Inc.*	3	6,086
eBay, Inc.	49	2,471
Etsy, Inc.*	9	1,446
Expedia Group, Inc.	10	1,245
		109,457
IT Services - 6.4%
Accenture plc, Class A	46	11,458
Akamai Technologies, Inc.*	12	1,242
Automatic Data Processing, Inc.	31	5,390
Broadridge Financial Solutions, Inc.	8	1,175
Cognizant Technology Solutions Corp., Class A	40	3,125
DXC Technology Co.	18	395
Fidelity National Information Services, Inc.	45	6,679
Fiserv, Inc.*	41	4,723

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
FleetCor Technologies, Inc.*	6	1,591
Gartner, Inc.*	7	1,064
Global Payments, Inc.	22	4,294
International Business Machines Corp.	65	8,029
Jack Henry & Associates, Inc.	6	965
Leidos Holdings, Inc.	10	1,007
Mastercard, Inc., Class A	65	21,873
Paychex, Inc.	23	2,143
PayPal Holdings, Inc.*	86	18,414
VeriSign, Inc.*	7	1,405
Visa, Inc., Class A	123	25,873
Western Union Co. (The)	29	654
		121,499
Leisure Products - 0.0%(b)
Hasbro, Inc.	9	837

Machinery - 2.0%
Caterpillar, Inc.	40	6,944
Cummins, Inc.	11	2,543
Deere & Co.	23	6,017
Dover Corp.	11	1,342
Flowserve Corp.	10	341
Fortive Corp.	25	1,753
IDEX Corp.	6	1,159
Illinois Tool Works, Inc.	21	4,433
Ingersoll Rand, Inc.*	28	1,240
Otis Worldwide Corp.	30	2,008
PACCAR, Inc.	25	2,176
Parker-Hannifin Corp.	9	2,405
Pentair plc	12	622
Snap-on, Inc.	4	703
Stanley Black & Decker, Inc.	12	2,212
Westinghouse Air Brake Technologies Corp.	13	953
Xylem, Inc.	13	1,248
		38,099
Media - 1.6%
Charter Communications, Inc., Class A*	11	7,172
Comcast Corp., Class A	333	16,730
Discovery, Inc., Class A*	11	296
Discovery, Inc., Class C*	22	528
DISH Network Corp., Class A*	18	646
Fox Corp., Class A	25	721
Fox Corp., Class B	11	312
Interpublic Group of Cos., Inc. (The)	27	602
News Corp., Class A	27	477
News Corp., Class B	8	142
Omnicom Group, Inc.	16	1,008
ViacomCBS, Inc.	41	1,446
		30,080
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	105	2,456
Newmont Corp.	59	3,470
Nucor Corp.	22	1,182
		7,108
Multiline Retail - 0.7%
Dollar General Corp.	18	3,934
Dollar Tree, Inc.*	17	1,857
Target Corp.	37	6,643
		12,434
Multi-Utilities - 1.0%
Ameren Corp.	18	1,400
CenterPoint Energy, Inc.	39	905
CMS Energy Corp.	21	1,292
Consolidated Edison, Inc.	24	1,830
Dominion Energy, Inc.	61	4,788
DTE Energy Co.	14	1,761
NiSource, Inc.	27	654
Public Service Enterprise Group, Inc.	37	2,156
Sempra Energy	21	2,677
WEC Energy Group, Inc.	23	2,184
		19,647
Oil, Gas & Consumable Fuels - 2.4%
Apache Corp.	27	348
Cabot Oil & Gas Corp.	28	490
Chevron Corp.	141	12,292
Concho Resources, Inc.	14	805
ConocoPhillips	79	3,125
Devon Energy Corp.	27	378
Diamondback Energy, Inc.	13	519
EOG Resources, Inc.	44	2,063
Exxon Mobil Corp.	309	11,782
Hess Corp.	20	944
HollyFrontier Corp.	10	234
Kinder Morgan, Inc.	141	2,028
Marathon Oil Corp.	55	326
Marathon Petroleum Corp.	49	1,905
Occidental Petroleum Corp.	60	946
ONEOK, Inc.	32	1,148
Phillips 66	32	1,938
Pioneer Natural Resources Co.	12	1,207
Valero Energy Corp.	30	1,613
Williams Cos., Inc. (The)	88	1,846
		45,937
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	16	3,925

Professional Services - 0.4%
Equifax, Inc.	9	1,502
IHS Markit Ltd.	27	2,685
Nielsen Holdings plc	25	404
Robert Half International, Inc.	8	514
Verisk Analytics, Inc.	12	2,380
		7,485
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	25	1,529

Road & Rail - 1.2%
CSX Corp.	56	5,043
JB Hunt Transport Services, Inc.	6	812
Kansas City Southern	7	1,303
Norfolk Southern Corp.	19	4,503
Old Dominion Freight Line, Inc.	7	1,424
Union Pacific Corp.	50	10,204
		23,289
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.*	86	7,969
Analog Devices, Inc.	27	3,755
Applied Materials, Inc.	67	5,526
Broadcom, Inc.	29	11,646
Intel Corp.	312	15,085

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
KLA Corp.	11	2,772
Lam Research Corp.	11	4,979
Maxim Integrated Products, Inc.	20	1,661
Microchip Technology, Inc.	18	2,419
Micron Technology, Inc.*	82	5,255
NVIDIA Corp.	45	24,123
Qorvo, Inc.*	8	1,253
QUALCOMM, Inc.	82	12,068
Skyworks Solutions, Inc.	12	1,694
Teradyne, Inc.	12	1,324
Texas Instruments, Inc.	67	10,804
Xilinx, Inc.	18	2,620
		114,953
Software - 10.1%
Adobe, Inc.*	35	16,746
ANSYS, Inc.*	6	2,028
Autodesk, Inc.*	16	4,484
Cadence Design Systems, Inc.*	20	2,326
Citrix Systems, Inc.	9	1,115
Fortinet, Inc.*	10	1,232
Intuit, Inc.	19	6,688
Microsoft Corp.	554	118,595
NortonLifeLock, Inc.	42	766
Oracle Corp.	142	8,196
Paycom Software, Inc.*	4	1,668
salesforce.com, Inc.*	67	16,469
ServiceNow, Inc.*	14	7,484
Synopsys, Inc.*	11	2,503
Tyler Technologies, Inc.*	3	1,283
		191,583
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	5	738
AutoZone, Inc.*	2	2,275
Best Buy Co., Inc.	17	1,850
CarMax, Inc.*	12	1,122
Gap, Inc. (The)	14	293
Home Depot, Inc. (The)	79	21,915
L Brands, Inc.	18	699
Lowe's Cos., Inc.	55	8,570
O'Reilly Automotive, Inc.*	5	2,212
Ross Stores, Inc.	26	2,796
Tiffany & Co.	8	1,052
TJX Cos., Inc. (The)	88	5,589
Tractor Supply Co.	8	1,126
Ulta Beauty, Inc.*	4	1,102
		51,339
Technology Hardware, Storage & Peripherals - 7.7%
Apple, Inc.	1,176	140,002
Hewlett Packard Enterprise Co.	93	1,027
HP, Inc.	99	2,171
NetApp, Inc.	16	853
Seagate Technology plc	16	941
Western Digital Corp.	23	1,032
Xerox Holdings Corp.	12	263
		146,289
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.	24	341
NIKE, Inc., Class B	91	12,258
PVH Corp.	5	397
Ralph Lauren Corp.	4	343
Tapestry, Inc.	19	538
Under Armour, Inc., Class A*	13	215
Under Armour, Inc., Class C*	14	204
VF Corp.	23	1,918
		16,214
Tobacco - 0.7%
Altria Group, Inc.	137	5,457
Philip Morris International, Inc.	114	8,635
		14,092
Trading Companies & Distributors - 0.2%
Fastenal Co.	43	2,126
United Rentals, Inc.*	5	1,135
WW Grainger, Inc.	3	1,255
		4,516
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,994

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	43	5,716

TOTAL COMMON STOCKS (Cost $1,518,015)		1,894,426

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $3,886
(Cost $3,886)	3,886	3,886

Total Investments - 99.9% (Cost $1,521,901)		1,898,312
Other assets less liabilities - 0.1%		2,447
Net Assets - 100.0%		1,900,759

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $452, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from December 10, 2020 – February 15, 2050; a total value of $490.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,176
Aggregate gross unrealized depreciation	(131,697)
Net unrealized appreciation	$370,479
Federal income tax cost	$1,527,833

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 2.3%
Boeing Co. (The)	151	31,817
General Dynamics Corp.	68	10,156
Howmet Aerospace, Inc.	110	2,581
Huntington Ingalls Industries, Inc.	11	1,762
L3Harris Technologies, Inc.	61	11,711
Lockheed Martin Corp.	70	25,550
Northrop Grumman Corp.	42	12,695
Raytheon Technologies Corp.	440	31,557
Teledyne Technologies, Inc.*	10	3,779
Textron, Inc.	67	3,022
TransDigm Group, Inc.	18	10,425
		145,055
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	39	3,665
Expeditors International of Washington, Inc.	49	4,379
FedEx Corp.	70	20,061
United Parcel Service, Inc., Class B	202	34,556
		62,661
Airlines - 0.4%
Alaska Air Group, Inc.	37	1,886
American Airlines Group, Inc.(a)	149	2,105
Delta Air Lines, Inc.	181	7,285
Southwest Airlines Co.	169	7,832
United Airlines Holdings, Inc.*	81	3,649
		22,757
Auto Components - 0.2%
Aptiv plc	79	9,377
BorgWarner, Inc.	70	2,720
		12,097
Automobiles - 0.4%
Ford Motor Co.	1,125	10,215
General Motors Co.	360	15,782
		25,997
Banks - 5.2%
Bank of America Corp.	2,194	61,783
Citigroup, Inc.	599	32,987
Citizens Financial Group, Inc.	120	3,919
Comerica, Inc.	39	1,919
Fifth Third Bancorp	206	5,220
First Republic Bank	50	6,478
Huntington Bancshares, Inc.	290	3,503
JPMorgan Chase & Co.	878	103,499
KeyCorp	279	4,313
M&T Bank Corp.	38	4,427
People's United Financial, Inc.	120	1,488
PNC Financial Services Group, Inc. (The)	121	16,707
Regions Financial Corp.	277	4,230
SVB Financial Group*	12	4,138
Truist Financial Corp.	388	18,011
US Bancorp	391	16,895
Wells Fargo & Co.	1,186	32,437
Zions Bancorp NA	48	1,852
		323,806
Beverages - 2.2%
Brown-Forman Corp., Class B	51	4,114
Coca-Cola Co. (The)	1,110	57,276
Constellation Brands, Inc., Class A	49	10,086
Molson Coors Beverage Co., Class B	51	2,346
Monster Beverage Corp.*	108	9,156
PepsiCo, Inc.	399	57,548
		140,526
Biotechnology - 2.7%
AbbVie, Inc.	509	53,231
Alexion Pharmaceuticals, Inc.*	62	7,571
Amgen, Inc.	169	37,525
Biogen, Inc.*	48	11,528
Gilead Sciences, Inc.	360	21,841
Incyte Corp.*	52	4,396
Regeneron Pharmaceuticals, Inc.*	30	15,481
Vertex Pharmaceuticals, Inc.*	70	15,943
		167,516
Building Products - 0.7%
A O Smith Corp.	39	2,196
Allegion plc	28	3,193
Carrier Global Corp.	231	8,794
Fortune Brands Home & Security, Inc.	40	3,340
Johnson Controls International plc	211	9,715
Masco Corp.	78	4,186
Trane Technologies plc	69	10,091
		41,515
Capital Markets - 3.8%
Ameriprise Financial, Inc.	32	5,928
Bank of New York Mellon Corp. (The)	231	9,037
BlackRock, Inc.	40	27,934
Cboe Global Markets, Inc.	31	2,831
Charles Schwab Corp. (The)	428	20,878
CME Group, Inc.	102	17,853
Franklin Resources, Inc.	77	1,693
Goldman Sachs Group, Inc. (The)	100	23,058
Intercontinental Exchange, Inc.	161	16,987
Invesco Ltd.	108	1,753
MarketAxess Holdings, Inc.	10	5,392
Moody's Corp.	48	13,552
Morgan Stanley	410	25,350
MSCI, Inc.	22	9,007
Nasdaq, Inc.	32	4,096
Northern Trust Corp.	60	5,587
Raymond James Financial, Inc.	38	3,456
S&P Global, Inc.	70	24,625
State Street Corp.	101	7,118
T. Rowe Price Group, Inc.	68	9,752
		235,887
Chemicals - 2.6%
Air Products and Chemicals, Inc.	62	17,369
Albemarle Corp.	30	4,079
Celanese Corp.	32	4,139
CF Industries Holdings, Inc.	60	2,238
Corteva, Inc.	217	8,315
Dow, Inc.	212	11,238
DuPont de Nemours, Inc.	211	13,386
Eastman Chemical Co.	39	3,799
Ecolab, Inc.	71	15,773
FMC Corp.	39	4,524
International Flavors & Fragrances, Inc.	30	3,363
Linde plc	151	38,719

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	72	6,127
Mosaic Co. (The)	99	2,174
PPG Industries, Inc.	69	10,127
Sherwin-Williams Co. (The)	22	16,448
		161,818
Commercial Services & Supplies - 0.6%
Cintas Corp.	28	9,948
Copart, Inc.*	60	6,927
Republic Services, Inc.	60	5,803
Rollins, Inc.	41	2,344
Waste Management, Inc.	111	13,224
		38,246
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	39	4,206
Quanta Services, Inc.	40	2,733
		6,939
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	19	5,047
Vulcan Materials Co.	39	5,446
		10,493
Consumer Finance - 0.7%
American Express Co.	189	22,413
Capital One Financial Corp.	131	11,219
Discover Financial Services	89	6,779
Synchrony Financial	157	4,784
		45,195
Containers & Packaging - 0.5%
Amcor plc	450	5,099
Avery Dennison Corp.	22	3,286
Ball Corp.	92	8,833
International Paper Co.	111	5,492
Packaging Corp. of America	29	3,770
Sealed Air Corp.	41	1,847
Westrock Co.	71	2,997
		31,324
Distributors - 0.2%
Genuine Parts Co.	41	4,033
LKQ Corp.*	79	2,783
Pool Corp.	11	3,807
		10,623
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B*	570	130,479

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,048	58,880
CenturyLink, Inc.	281	2,936
Verizon Communications, Inc.	1,189	71,828
		133,644
Electric Utilities - 2.5%
Alliant Energy Corp.	71	3,735
American Electric Power Co., Inc.	141	11,970
Duke Energy Corp.	211	19,551
Edison International	109	6,688
Entergy Corp.	59	6,422
Evergy, Inc.	68	3,768
Eversource Energy	99	8,664
Exelon Corp.	279	11,459
FirstEnergy Corp.	157	4,170
NextEra Energy, Inc.	560	41,210
NRG Energy, Inc.	69	2,260
Pinnacle West Capital Corp.	31	2,537
PPL Corp.	220	6,252
Southern Co. (The)	302	18,075
Xcel Energy, Inc.	151	10,171
		156,932
Electrical Equipment - 0.7%
AMETEK, Inc.	68	8,060
Eaton Corp. plc	118	14,291
Emerson Electric Co.	171	13,136
Rockwell Automation, Inc.	32	8,178
		43,665
Energy Equipment & Services - 0.3%
Baker Hughes Co.	188	3,519
Halliburton Co.	250	4,148
National Oilwell Varco, Inc.	110	1,349
Schlumberger NV	399	8,295
TechnipFMC plc	120	997
		18,308
Entertainment - 2.8%
Activision Blizzard, Inc.	221	17,565
Electronic Arts, Inc.*	82	10,475
Live Nation Entertainment, Inc.*	40	2,626
Netflix, Inc.*	128	62,810
Take-Two Interactive Software, Inc.*	31	5,596
Walt Disney Co. (The)	520	76,965
		176,037
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	32	5,239
American Tower Corp.	129	29,825
Apartment Investment and Management Co., Class A	44	1,335
AvalonBay Communities, Inc.	40	6,664
Boston Properties, Inc.	40	3,926
Crown Castle International Corp.	120	20,108
Digital Realty Trust, Inc.	79	10,645
Duke Realty Corp.	107	4,072
Equinix, Inc.	28	19,538
Equity Residential	99	5,734
Essex Property Trust, Inc.	19	4,672
Extra Space Storage, Inc.	39	4,397
Federal Realty Investment Trust	20	1,744
Healthpeak Properties, Inc.	149	4,300
Host Hotels & Resorts, Inc.	200	2,806
Iron Mountain, Inc.	80	2,200
Kimco Realty Corp.	121	1,747
Mid-America Apartment Communities, Inc.	31	3,911
Prologis, Inc.	211	21,111
Public Storage	42	9,427
Realty Income Corp.	100	5,997
Regency Centers Corp.	47	2,142
SBA Communications Corp.	31	8,903
Simon Property Group, Inc.	89	7,349
SL Green Realty Corp.	21	1,216
UDR, Inc.	83	3,193
Ventas, Inc.	108	5,174
Vornado Realty Trust	47	1,829
Welltower, Inc.	120	7,558
Weyerhaeuser Co.	213	6,186
		212,948
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	129	50,538
Kroger Co. (The)	221	7,293

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Sysco Corp.	148	10,551
Walgreens Boots Alliance, Inc.	207	7,868
Walmart, Inc.	400	61,116
		137,366
Food Products - 1.4%
Archer-Daniels-Midland Co.	160	7,963
Campbell Soup Co.	59	2,951
Conagra Brands, Inc.	139	5,082
General Mills, Inc.	178	10,826
Hershey Co. (The)	41	6,063
Hormel Foods Corp.	80	3,774
J M Smucker Co. (The)	31	3,633
Kellogg Co.	72	4,602
Kraft Heinz Co. (The)	187	6,160
Lamb Weston Holdings, Inc.	41	2,968
McCormick & Co., Inc. (Non-Voting)	38	7,105
Mondelez International, Inc., Class A	410	23,555
Tyson Foods, Inc., Class A	82	5,346
		90,028
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	38	3,644

Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	510	55,192
ABIOMED, Inc.*	11	3,015
Align Technology, Inc.*	20	9,626
Baxter International, Inc.	148	11,258
Becton Dickinson and Co.	82	19,257
Boston Scientific Corp.*	410	13,591
Cooper Cos., Inc. (The)	12	4,023
Danaher Corp.	181	40,658
DENTSPLY SIRONA, Inc.	61	3,104
DexCom, Inc.*	29	9,271
Edwards Lifesciences Corp.*	179	15,016
Hologic, Inc.*	72	4,977
IDEXX Laboratories, Inc.*	22	10,142
Intuitive Surgical, Inc.*	32	23,234
Medtronic plc	388	44,116
ResMed, Inc.	41	8,594
STERIS plc	22	4,264
Stryker Corp.	92	21,473
Teleflex, Inc.	12	4,593
Varian Medical Systems, Inc.*	28	4,871
West Pharmaceutical Services, Inc.	21	5,778
Zimmer Biomet Holdings, Inc.	60	8,947
		325,000
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	41	4,228
Anthem, Inc.	71	22,118
Cardinal Health, Inc.	82	4,476
Centene Corp.*	168	10,357
Cigna Corp.	108	22,587
CVS Health Corp.	378	25,625
DaVita, Inc.*	22	2,417
HCA Healthcare, Inc.	78	11,709
Henry Schein, Inc.*	41	2,637
Humana, Inc.	39	15,620
Laboratory Corp. of America Holdings*	29	5,795
McKesson Corp.	48	8,636
Quest Diagnostics, Inc.	39	4,835
UnitedHealth Group, Inc.	272	91,484
Universal Health Services, Inc., Class B	21	2,742
		235,266
Health Care Technology - 0.1%
Cerner Corp.	89	6,661

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	149	2,977
Chipotle Mexican Grill, Inc.*	9	11,605
Darden Restaurants, Inc.	39	4,211
Domino's Pizza, Inc.	11	4,318
Hilton Worldwide Holdings, Inc.	80	8,291
Las Vegas Sands Corp.	92	5,125
Marriott International, Inc., Class A	78	9,896
McDonald's Corp.	212	46,097
MGM Resorts International	118	3,334
Norwegian Cruise Line Holdings Ltd.*	91	2,081
Royal Caribbean Cruises Ltd.	51	4,019
Starbucks Corp.	338	33,131
Wynn Resorts Ltd.	29	2,915
Yum! Brands, Inc.	88	9,310
		147,310
Household Durables - 0.6%
DR Horton, Inc.	98	7,301
Garmin Ltd.	41	4,787
Leggett & Platt, Inc.	39	1,681
Lennar Corp., Class A	80	6,069
Mohawk Industries, Inc.*	19	2,391
Newell Brands, Inc.	108	2,296
NVR, Inc.*	1	3,997
PulteGroup, Inc.	79	3,447
Whirlpool Corp.	19	3,697
		35,666
Household Products - 2.4%
Church & Dwight Co., Inc.	71	6,231
Clorox Co. (The)	38	7,712
Colgate-Palmolive Co.	248	21,239
Kimberly-Clark Corp.	99	13,792
Procter & Gamble Co. (The)	717	99,570
		148,544
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	190	3,884

Industrial Conglomerates - 1.7%
3M Co.	168	29,019
General Electric Co.	2,517	25,623
Honeywell International, Inc.	201	40,988
Roper Technologies, Inc.	30	12,810
		108,440
Insurance - 2.6%
Aflac, Inc.	189	8,303
Allstate Corp. (The)	90	9,212
American International Group, Inc.	248	9,533
Aon plc, Class A	68	13,933
Arthur J Gallagher & Co.	58	6,694
Assurant, Inc.	19	2,453
Chubb Ltd.	130	19,218
Cincinnati Financial Corp.	42	3,207
Everest Re Group Ltd.	11	2,501
Globe Life, Inc.	29	2,700

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	101	4,464
Lincoln National Corp.	50	2,361
Loews Corp.	68	2,850
Marsh & McLennan Cos., Inc.	148	16,967
MetLife, Inc.	220	10,157
Principal Financial Group, Inc.	71	3,535
Progressive Corp. (The)	169	14,722
Prudential Financial, Inc.	112	8,469
Travelers Cos., Inc. (The)	71	9,205
Unum Group	58	1,289
W R Berkley Corp.	40	2,605
Willis Towers Watson plc	39	8,119
		162,497
Interactive Media & Services - 8.0%
Alphabet, Inc., Class A*	88	154,387
Alphabet, Inc., Class C*	82	144,381
Facebook, Inc., Class A*	691	191,386
Twitter, Inc.*	228	10,604
		500,758
Internet & Direct Marketing Retail - 6.8%
Amazon.com, Inc.*	121	383,333
Booking Holdings, Inc.*	11	22,313
eBay, Inc.	191	9,632
Etsy, Inc.*	32	5,142
Expedia Group, Inc.	40	4,980
		425,400
Leisure Products - 0.0%(b)
Hasbro, Inc.	38	3,535

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	89	10,404
Bio-Rad Laboratories, Inc., Class A*	8	4,308
Illumina, Inc.*	41	13,206
IQVIA Holdings, Inc.*	58	9,801
Mettler-Toledo International, Inc.*	8	9,200
PerkinElmer, Inc.	31	4,123
Thermo Fisher Scientific, Inc.	112	52,078
Waters Corp.*	19	4,408
		107,528
Machinery - 2.4%
Caterpillar, Inc.	158	27,427
Cummins, Inc.	41	9,478
Deere & Co.	90	23,546
Dover Corp.	41	5,003
Flowserve Corp.	38	1,295
Fortive Corp.	99	6,943
IDEX Corp.	21	4,056
Illinois Tool Works, Inc.	81	17,098
Ingersoll Rand, Inc.*	107	4,737
Otis Worldwide Corp.	119	7,966
PACCAR, Inc.	100	8,706
Parker-Hannifin Corp.	38	10,156
Pentair plc	49	2,539
Snap-on, Inc.	18	3,165
Stanley Black & Decker, Inc.	48	8,847
Westinghouse Air Brake Technologies Corp.	51	3,738
Xylem, Inc.	51	4,895
		149,595
Media - 1.9%
Charter Communications, Inc., Class A*	42	27,384
Comcast Corp., Class A	1,310	65,814
Discovery, Inc., Class A*(a)	47	1,265
Discovery, Inc., Class C*	89	2,138
DISH Network Corp., Class A*	69	2,475
Fox Corp., Class A	98	2,826
Fox Corp., Class B	47	1,334
Interpublic Group of Cos., Inc. (The)	110	2,451
News Corp., Class A	110	1,941
News Corp., Class B	38	677
Omnicom Group, Inc.	61	3,843
ViacomCBS, Inc.	160	5,645
		117,793
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	418	9,777
Newmont Corp.	231	13,587
Nucor Corp.	88	4,726
		28,090
Multiline Retail - 0.8%
Dollar General Corp.	71	15,519
Dollar Tree, Inc.*	69	7,538
Target Corp.	142	25,493
		48,550
Multi-Utilities - 1.2%
Ameren Corp.	71	5,522
CenterPoint Energy, Inc.	157	3,641
CMS Energy Corp.	81	4,985
Consolidated Edison, Inc.	98	7,473
Dominion Energy, Inc.	241	18,916
DTE Energy Co.	58	7,297
NiSource, Inc.	109	2,638
Public Service Enterprise Group, Inc.	148	8,625
Sempra Energy	82	10,453
WEC Energy Group, Inc.	90	8,546
		78,096
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	108	1,392
Cabot Oil & Gas Corp.	111	1,945
Chevron Corp.	552	48,123
Concho Resources, Inc.	58	3,334
ConocoPhillips	308	12,185
Devon Energy Corp.	109	1,525
Diamondback Energy, Inc.	47	1,878
EOG Resources, Inc.	168	7,876
Exxon Mobil Corp.	1,217	46,404
Hess Corp.	78	3,680
HollyFrontier Corp.	40	936
Kinder Morgan, Inc.	559	8,038
Marathon Oil Corp.	227	1,344
Marathon Petroleum Corp.	188	7,309
Occidental Petroleum Corp.	239	3,767
ONEOK, Inc.	128	4,591
Phillips 66	128	7,754
Pioneer Natural Resources Co.	49	4,928
Valero Energy Corp.	119	6,399
Williams Cos., Inc. (The)	349	7,322
		180,730

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	62	15,210

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	648	40,435
Catalent, Inc.*	49	4,711
Eli Lilly and Co.	229	33,354
Johnson & Johnson	758	109,668
Merck & Co., Inc.	728	58,524
Perrigo Co. plc	40	1,929
Pfizer, Inc.	1,598	61,219
Viatris, Inc.*	346	5,820
Zoetis, Inc.	138	22,132
		337,792
Professional Services - 0.5%
Equifax, Inc.	32	5,341
IHS Markit Ltd.	109	10,841
Nielsen Holdings plc	100	1,617
Robert Half International, Inc.	31	1,989
Verisk Analytics, Inc.	48	9,519
		29,307
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	98	5,992

Road & Rail - 1.5%
CSX Corp.	220	19,811
JB Hunt Transport Services, Inc.	22	2,976
Kansas City Southern	29	5,399
Norfolk Southern Corp.	72	17,065
Old Dominion Freight Line, Inc.	29	5,898
Union Pacific Corp.	198	40,408
		91,557
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	20	2,954
AutoZone, Inc.*	8	9,101
Best Buy Co., Inc.	68	7,398
CarMax, Inc.*	48	4,487
Gap, Inc. (The)	59	1,237
Home Depot, Inc. (The)	310	85,997
L Brands, Inc.	68	2,639
Lowe's Cos., Inc.	219	34,125
O'Reilly Automotive, Inc.*	21	9,291
Ross Stores, Inc.	101	10,860
Tiffany & Co.	31	4,076
TJX Cos., Inc. (The)	348	22,101
Tractor Supply Co.	32	4,506
Ulta Beauty, Inc.*	18	4,957
		203,729
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	99	1,406
NIKE, Inc., Class B	359	48,357
PVH Corp.	20	1,590
Ralph Lauren Corp.	12	1,029
Tapestry, Inc.	79	2,237
Under Armour, Inc., Class A*	51	845
Under Armour, Inc., Class C*	57	829
VF Corp.	91	7,590
		63,883
Tobacco - 0.9%
Altria Group, Inc.	536	21,349
Philip Morris International, Inc.	449	34,012
		55,361
Trading Companies & Distributors - 0.3%
Fastenal Co.	167	8,258
United Rentals, Inc.*	20	4,540
WW Grainger, Inc.	11	4,601
		17,399
Water Utilities - 0.1%
American Water Works Co., Inc.	51	7,822

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	169	22,467

TOTAL COMMON STOCKS (Cost $6,404,478)		6,249,368

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $1,187)	1,187	1,187

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $16,789 (Cost $16,789)	16,789	16,789

Total Investments - 99.9% (Cost $6,422,454)		6,267,344
Other assets less liabilities - 0.1%		6,661
Net Assets - 100.0%		6,274,005

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $2,826, collateralized in the form of cash with a value of $1,187 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,838 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from December 10, 2020 – February 15, 2050; a total value of $3,025.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $1,187.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,462
Aggregate gross unrealized depreciation	(307,125)
Net unrealized depreciation	$(168,663)
Federal income tax cost	$6,436,007

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 65.4%

Banks - 15.1%
Bank of America Corp.	508,344	14,314,967
Bank OZK	8,063	225,442
BOK Financial Corp.	2,066	138,319
Citigroup, Inc.	138,802	7,643,826
Citizens Financial Group, Inc.	28,454	929,308
Comerica, Inc.	9,274	456,281
Commerce Bancshares, Inc.	6,689	441,206
Cullen/Frost Bankers, Inc.	3,718	311,977
East West Bancorp, Inc.	9,436	403,106
Fifth Third Bancorp	47,464	1,202,738
First Citizens BancShares, Inc., Class A	486	256,895
First Financial Bankshares, Inc.	9,474	316,621
First Horizon Corp.	36,886	450,747
First Republic Bank	11,471	1,486,183
FNB Corp.	21,547	190,260
Glacier Bancorp, Inc.	6,360	259,297
Home BancShares, Inc.	10,130	187,506
Huntington Bancshares, Inc.	67,824	819,314
JPMorgan Chase & Co.	203,188	23,951,801
KeyCorp	65,072	1,006,013
M&T Bank Corp.	8,549	995,873
People's United Financial, Inc.	28,318	351,143
Pinnacle Financial Partners, Inc.	5,060	274,050
PNC Financial Services Group, Inc. (The)	28,301	3,907,519
Popular, Inc.	5,617	272,593
Prosperity Bancshares, Inc.	6,175	387,975
Regions Financial Corp.	64,014	977,494
Signature Bank	3,570	400,518
SVB Financial Group*	3,453	1,190,802
Synovus Financial Corp.	9,820	310,017
TCF Financial Corp.	10,149	341,006
Truist Financial Corp.	89,805	4,168,748
UMB Financial Corp.	2,886	196,277
Umpqua Holdings Corp.	14,677	203,864
United Bankshares, Inc.	8,654	253,389
US Bancorp	91,396	3,949,221
Valley National Bancorp	26,920	246,049
Webster Financial Corp.	6,014	227,570
Wells Fargo & Co.	274,695	7,512,908
Western Alliance Bancorp(b)	6,720	344,534
Wintrust Financial Corp.	3,842	209,351
Zions Bancorp NA	10,930	421,789
		82,134,497
Capital Markets - 11.9%
Affiliated Managers Group, Inc.	3,100	270,072
Ameriprise Financial, Inc.	8,020	1,485,625
Apollo Global Management, Inc.	13,905	606,536
Ares Management Corp.	6,298	283,725
Bank of New York Mellon Corp. (The)	54,341	2,125,820
BlackRock, Inc.	9,459	6,605,693
Blackstone Group, Inc. (The), Class A	44,743	2,664,446
Carlyle Group, Inc. (The)	7,677	218,103
Cboe Global Markets, Inc.	7,254	662,435
Charles Schwab Corp. (The)	98,501	4,804,879
CME Group, Inc.	23,910	4,184,967
Eaton Vance Corp.	7,613	509,919
FactSet Research Systems, Inc.	2,531	844,746
Federated Hermes, Inc., Class B	6,341	170,192
Franklin Resources, Inc.	17,837	392,236
Goldman Sachs Group, Inc. (The)	22,941	5,289,736
Interactive Brokers Group, Inc., Class A	5,275	278,309
Intercontinental Exchange, Inc.	37,415	3,947,657
Invesco Ltd.	25,100	407,373
Janus Henderson Group plc	10,054	286,841
KKR & Co., Inc.	37,277	1,413,917
Lazard Ltd., Class A	7,515	280,460
LPL Financial Holdings, Inc.	5,278	479,084
MarketAxess Holdings, Inc.	2,530	1,364,125
Moody's Corp.	10,762	3,038,543
Morgan Stanley	96,054	5,939,019
Morningstar, Inc.	1,432	286,543
MSCI, Inc.	5,575	2,282,516
Nasdaq, Inc.	7,671	981,811
Northern Trust Corp.	13,865	1,291,109
Raymond James Financial, Inc.	8,132	739,605
S&P Global, Inc.	16,065	5,651,346
SEI Investments Co.	8,103	427,433
State Street Corp.	23,492	1,655,716
Stifel Financial Corp.	4,570	316,701
T. Rowe Price Group, Inc.	15,131	2,169,937
Tradeweb Markets, Inc., Class A	6,055	361,181
Virtu Financial, Inc., Class A	5,696	129,812
		64,848,168
Consumer Finance - 2.3%
Ally Financial, Inc.	24,913	738,671
American Express Co.	43,482	5,156,530
Capital One Financial Corp.	30,441	2,606,967
Credit Acceptance Corp.*(b)	813	242,664
Discover Financial Services	20,430	1,556,153
FirstCash, Inc.	2,761	177,367
Green Dot Corp., Class A*	3,553	190,299
LendingTree, Inc.*	726	185,551
OneMain Holdings, Inc.	5,016	195,574
Santander Consumer USA Holdings, Inc.	4,842	107,008
SLM Corp.	25,021	265,473
Synchrony Financial	36,200	1,103,014
		12,525,271
Diversified Financial Services - 5.8%
Berkshire Hathaway, Inc., Class B*	132,155	30,251,601
Equitable Holdings, Inc.	26,953	684,067
Voya Financial, Inc.	8,414	484,899
		31,420,567
Equity Real Estate Investment Trusts (REITs) - 12.3%
Alexandria Real Estate Equities, Inc.	7,822	1,280,696
American Campus Communities, Inc.	9,176	365,205
American Homes 4 Rent, Class A	17,774	510,469
American Tower Corp.	29,577	6,838,202
Americold Realty Trust	13,576	463,349
Apartment Investment and Management Co., Class A	12,202	370,331
AvalonBay Communities, Inc.	9,384	1,563,281
Boston Properties, Inc.	9,446	927,219
Brixmor Property Group, Inc.	19,765	301,812
Camden Property Trust	6,490	641,407

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
CoreSite Realty Corp.	2,838	355,857
Corporate Office Properties Trust	7,484	199,299
Cousins Properties, Inc.	9,901	330,792
Crown Castle International Corp.	27,983	4,689,111
CubeSmart	12,914	420,092
CyrusOne, Inc.	7,793	544,809
Digital Realty Trust, Inc.	17,933	2,416,472
Douglas Emmett, Inc.	10,993	340,453
Duke Realty Corp.	24,704	940,234
EastGroup Properties, Inc.	2,624	357,730
Equinix, Inc.	5,901	4,117,659
Equity Commonwealth	8,097	214,651
Equity LifeStyle Properties, Inc.	11,290	661,481
Equity Residential	22,836	1,322,661
Essex Property Trust, Inc.	4,347	1,068,840
Extra Space Storage, Inc.	8,607	970,267
Federal Realty Investment Trust	4,589	400,253
First Industrial Realty Trust, Inc.	8,476	354,975
Gaming and Leisure Properties, Inc.	13,834	574,664
Healthcare Realty Trust, Inc.	9,077	267,772
Healthcare Trust of America, Inc., Class A	14,570	379,257
Healthpeak Properties, Inc.	35,890	1,035,785
Highwoods Properties, Inc.	6,924	265,189
Host Hotels & Resorts, Inc.	47,017	659,649
Hudson Pacific Properties, Inc.	10,227	265,902
Invitation Homes, Inc.	37,368	1,067,977
Iron Mountain, Inc.	19,214	528,385
JBG SMITH Properties	7,488	230,181
Kilroy Realty Corp.	6,989	427,447
Kimco Realty Corp.	28,831	416,320
Lamar Advertising Co., Class A	5,760	458,554
Lexington Realty Trust	18,448	188,354
Life Storage, Inc.	3,125	342,875
Medical Properties Trust, Inc.	35,255	683,947
Mid-America Apartment Communities, Inc.	7,627	962,222
National Health Investors, Inc.(b)	2,976	192,428
National Retail Properties, Inc.	11,570	436,189
Omega Healthcare Investors, Inc.	15,130	532,879
Physicians Realty Trust	13,873	240,697
PotlatchDeltic Corp.	4,461	207,615
Prologis, Inc.	49,255	4,927,963
PS Business Parks, Inc.	1,334	175,821
Public Storage	10,138	2,275,576
Rayonier, Inc.	9,098	256,291
Realty Income Corp.	23,007	1,379,730
Regency Centers Corp.	10,515	479,274
Rexford Industrial Realty, Inc.	8,257	395,675
Sabra Health Care REIT, Inc.	13,700	225,776
SBA Communications Corp.	7,468	2,144,660
Simon Property Group, Inc.	21,677	1,789,870
SL Green Realty Corp.	4,889	283,073
Spirit Realty Capital, Inc.	6,874	253,238
STORE Capital Corp.	15,210	495,238
Sun Communities, Inc.	6,551	910,589
Taubman Centers, Inc.	4,111	175,622
UDR, Inc.	19,670	756,705
Ventas, Inc.	24,859	1,190,995
VEREIT, Inc.	71,870	509,558
VICI Properties, Inc.	35,584	899,919
Vornado Realty Trust	10,453	406,726
Welltower, Inc.	27,828	1,752,607
Weyerhaeuser Co.	49,759	1,445,001
WP Carey, Inc.	11,596	802,559
		67,264,361
Insurance - 8.6%
Aflac, Inc.	44,201	1,941,750
Alleghany Corp.	953	548,166
Allstate Corp. (The)	20,826	2,131,541
American Financial Group, Inc.	4,781	427,469
American International Group, Inc.	57,434	2,207,763
Aon plc, Class A	15,447	3,164,936
Arch Capital Group Ltd.*	27,058	871,132
Arthur J Gallagher & Co.	12,767	1,473,439
Assurant, Inc.	3,975	513,252
Athene Holding Ltd., Class A*	8,419	373,383
Axis Capital Holdings Ltd.	5,338	267,487
Brighthouse Financial, Inc.*	6,202	217,690
Brown & Brown, Inc.	15,648	704,629
Chubb Ltd.	30,093	4,448,648
Cincinnati Financial Corp.	9,974	761,515
CNA Financial Corp.	1,811	62,498
Enstar Group Ltd.*	887	167,891
Erie Indemnity Co., Class A	1,667	376,092
Everest Re Group Ltd.	2,669	606,744
Fidelity National Financial, Inc.	19,454	700,149
First American Financial Corp.	7,437	360,248
Globe Life, Inc.	6,532	608,129
Hanover Insurance Group, Inc. (The)	2,511	282,111
Hartford Financial Services Group, Inc. (The)	23,879	1,055,452
Kemper Corp.	4,090	306,546
Lincoln National Corp.	12,109	571,787
Loews Corp.	15,890	665,950
Markel Corp.*	914	890,081
Marsh & McLennan Cos., Inc.	33,775	3,871,966
Mercury General Corp.	1,770	78,712
MetLife, Inc.	51,438	2,374,892
Old Republic International Corp.	18,838	337,577
Primerica, Inc.	2,636	343,392
Principal Financial Group, Inc.	17,025	847,675
Progressive Corp. (The)	39,026	3,399,555
Prudential Financial, Inc.	26,336	1,991,528
Reinsurance Group of America, Inc.	4,527	521,873
RenaissanceRe Holdings Ltd.	3,416	562,410
RLI Corp.	2,639	252,631
Selective Insurance Group, Inc.	3,988	246,538
Travelers Cos., Inc. (The)	16,878	2,188,233
Unum Group	13,571	301,683
W R Berkley Corp.	9,376	610,659
White Mountains Insurance Group Ltd.	207	198,720
Willis Towers Watson plc	8,593	1,788,977
		46,623,499
IT Services - 8.0%
Mastercard, Inc., Class A	58,898	19,819,766
Visa, Inc., Class A	112,406	23,644,602
		43,464,368
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	37,032	565,849
Annaly Capital Management, Inc.	93,526	748,208
Blackstone Mortgage Trust, Inc., Class A	9,746	253,201
New Residential Investment Corp.	27,716	256,650

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Starwood Property Trust, Inc.	18,964	340,214
		2,164,122
Professional Services - 0.4%
CoStar Group, Inc.*	2,626	2,391,157

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	22,355	1,366,785
Howard Hughes Corp. (The)*	3,005	218,553
Jones Lang LaSalle, Inc.*(b)	3,455	457,062
		2,042,400
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	7,491	328,555
MGIC Investment Corp.	22,575	269,997
New York Community Bancorp, Inc.	30,928	299,692
Radian Group, Inc.	12,761	240,928
Rocket Cos., Inc., Class A*(b)	6,686	138,534
TFS Financial Corp.	3,173	54,576
		1,332,282
TOTAL COMMON STOCKS (Cost $269,428,646)		356,210,692

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $387,067)	387,067	387,067

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $491,124 (Cost $491,123)	491,123	491,123

Total Investments - 65.6% (Cost $270,306,836)		357,088,882
Other assets less liabilities - 34.4%		186,843,920
Net Assets - 100.0%		543,932,802

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $79,796,935.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $379,276, collateralized in the form of cash with a value of $387,067 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $387,067.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,542,633
Aggregate gross unrealized depreciation	(18,770,765)
Net unrealized appreciation	$263,771,868
Federal income tax cost	$271,506,367

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Swap Agreementsa

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
102,398,162	1/8/2021	Bank of America NA	0.68%	Dow Jones U.S. FinancialsSM Index[f]	13,568,292	(13,568,292)	—	—
147,448,827	1/8/2021	BNP Paribas SA	0.68%	Dow Jones U.S. FinancialsSM Index[f]	32,741,691	(32,741,691)	—	—
20,666,508	3/8/2021	Citibank NA	0.80%	Dow Jones U.S. FinancialsSM Index[f]	7,589,186	—	(7,589,186)	—
97,819,963	1/8/2021	Credit Suisse International	0.68%	Dow Jones U.S. FinancialsSM Index[f]	15,196,740	—	(15,196,740)	—
138,713,680	2/8/2021	Goldman Sachs International	0.60%	Dow Jones U.S. FinancialsSM Index[f]	17,567,098	(17,567,098)	—	—
1,954,253	1/6/2021	Morgan Stanley & Co. International plc	0.10%	Dow Jones U.S. FinancialsSM Index[f]	(61,965)	—	61,965	—
103,729,163	1/8/2021	Societe Generale	0.83%	Dow Jones U.S. FinancialsSM Index[f]	66,376,211	(18,167,211)	(48,209,000)	—
120,113,760	1/8/2021	UBS AG	0.78%	Dow Jones U.S. FinancialsSM Index[f]	25,212,100	(2,247,400)	(22,964,700)	—

732,844,316					178,189,353
				Total Unrealized Appreciation	178,251,318
				Total Unrealized Depreciation	(61,965)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
[f]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 85.0%

Aerospace & Defense - 0.9%
Axon Enterprise, Inc.*	4,034	507,033
Curtiss-Wright Corp.	2,642	304,517
Hexcel Corp.	5,307	262,803
Mercury Systems, Inc.*	3,559	253,472
		1,327,825
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	5,804	619,171

Airlines - 0.2%
JetBlue Airways Corp.*	17,312	261,238

Auto Components - 1.3%
Adient plc*	5,966	186,676
Dana, Inc.	9,182	154,625
Fox Factory Holding Corp.*	2,633	229,782
Gentex Corp.	15,619	509,179
Goodyear Tire & Rubber Co. (The)	14,807	154,289
Lear Corp.	3,466	495,465
Visteon Corp.*	1,768	213,663
		1,943,679
Automobiles - 0.5%
Harley-Davidson, Inc.	9,738	392,344
Thor Industries, Inc.	3,508	338,557
		730,901
Banks - 5.2%
Associated Banc-Corp.	9,766	149,615
BancorpSouth Bank	6,127	155,319
Bank of Hawaii Corp.	2,545	190,570
Bank OZK	7,682	214,789
Cathay General Bancorp	4,756	134,357
CIT Group, Inc.	6,256	209,513
Commerce Bancshares, Inc.	6,379	420,759
Cullen/Frost Bankers, Inc.	3,546	297,545
East West Bancorp, Inc.	8,991	384,095
First Financial Bankshares, Inc.	9,026	301,649
First Horizon Corp.	35,159	429,643
FNB Corp.	20,539	181,359
Fulton Financial Corp.	10,299	126,884
Glacier Bancorp, Inc.	6,063	247,188
Hancock Whitney Corp.	5,487	154,130
Home BancShares, Inc.	9,659	178,788
International Bancshares Corp.	3,538	114,667
PacWest Bancorp	7,419	172,566
Pinnacle Financial Partners, Inc.	4,820	261,051
Prosperity Bancshares, Inc.	5,888	369,943
Signature Bank	3,404	381,895
Sterling Bancorp	12,359	197,497
Synovus Financial Corp.	9,370	295,811
TCF Financial Corp.	9,674	325,046
Texas Capital Bancshares, Inc.*	3,206	179,215
Trustmark Corp.	4,030	100,025
UMB Financial Corp.	2,747	186,823
Umpqua Holdings Corp.	13,995	194,391
United Bankshares, Inc.	8,246	241,443
Valley National Bancorp	25,661	234,542
Webster Financial Corp.	5,732	216,899
Wintrust Financial Corp.	3,660	199,433
		7,447,450
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A*	579	538,956

Biotechnology - 1.2%
Arrowhead Pharmaceuticals, Inc.*	6,500	406,445
Emergent BioSolutions, Inc.*	2,859	234,238
Exelixis, Inc.*	19,636	376,226
Halozyme Therapeutics, Inc.*	8,185	320,033
Ligand Pharmaceuticals, Inc.*(b)	1,022	86,226
United Therapeutics Corp.*	2,822	374,310
		1,797,478
Building Products - 1.5%
Builders FirstSource, Inc.*	7,417	277,470
Lennox International, Inc.	2,212	636,680
Owens Corning	6,864	500,179
Simpson Manufacturing Co., Inc.	2,763	253,920
Trex Co., Inc.*	7,356	550,376
		2,218,625
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	2,958	257,701
Eaton Vance Corp.	7,255	485,940
Evercore, Inc., Class A	2,579	234,509
FactSet Research Systems, Inc.	2,414	805,697
Federated Hermes, Inc., Class B	6,048	162,328
Interactive Brokers Group, Inc., Class A	5,024	265,066
Janus Henderson Group plc	9,580	273,317
SEI Investments Co.	7,727	407,599
Stifel Financial Corp.	4,357	301,940
		3,194,097
Chemicals - 2.2%
Ashland Global Holdings, Inc.	3,458	259,938
Avient Corp.	5,811	212,392
Cabot Corp.	3,588	148,579
Chemours Co. (The)	10,437	253,932
Ingevity Corp.*	2,623	174,639
Minerals Technologies, Inc.	2,168	131,533
NewMarket Corp.	465	171,938
Olin Corp.	9,029	197,645
RPM International, Inc.	8,259	726,875
Scotts Miracle-Gro Co. (The)	2,587	454,717
Sensient Technologies Corp.	2,692	193,070
Valvoline, Inc.	11,759	267,988
		3,193,246
Commercial Services & Supplies - 1.8%
Brink's Co. (The)	3,211	215,458
Clean Harbors, Inc.*	3,253	235,420
Healthcare Services Group, Inc.	4,729	111,935
Herman Miller, Inc.	3,741	133,329
HNI Corp.	2,712	98,880
IAA, Inc.*	8,512	510,039
KAR Auction Services, Inc.	8,212	148,227
MSA Safety, Inc.	2,298	343,413
Stericycle, Inc.*	5,814	409,538
Tetra Tech, Inc.	3,424	408,312
		2,614,551
Communications Equipment - 0.8%
Ciena Corp.*	9,764	437,427
InterDigital, Inc.	1,958	117,304
Lumentum Holdings, Inc.*	4,779	412,810
NetScout Systems, Inc.*	4,606	107,873

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
ViaSat, Inc.*	4,075	138,550
		1,213,964
Construction & Engineering - 1.0%
AECOM*	10,192	528,863
Dycom Industries, Inc.*	2,023	127,166
EMCOR Group, Inc.	3,489	300,682
Fluor Corp.	7,928	136,916
MasTec, Inc.*	3,565	202,171
Valmont Industries, Inc.	1,358	221,327
		1,517,125
Construction Materials - 0.2%
Eagle Materials, Inc.	2,654	241,487

Consumer Finance - 0.5%
FirstCash, Inc.	2,633	169,144
LendingTree, Inc.*	692	176,861
Navient Corp.	12,324	115,476
SLM Corp.	23,845	252,996
		714,477
Containers & Packaging - 0.9%
AptarGroup, Inc.	4,097	517,533
Greif, Inc., Class A	1,680	81,665
O-I Glass, Inc.	9,974	112,906
Silgan Holdings, Inc.	5,003	169,101
Sonoco Products Co.	6,379	370,365
		1,251,570
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc.*	3,297	94,393
Graham Holdings Co., Class B	264	118,013
Grand Canyon Education, Inc.*	3,005	250,827
H&R Block, Inc.	12,258	230,451
Service Corp. International	11,198	544,671
Strategic Education, Inc.	1,551	145,623
WW International, Inc.*(b)	2,982	87,999
		1,471,977
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	13,724	311,947

Electric Utilities - 1.0%
ALLETE, Inc.	3,297	185,423
Hawaiian Electric Industries, Inc.	6,938	248,588
IDACORP, Inc.	3,207	290,490
OGE Energy Corp.	12,720	412,001
PNM Resources, Inc.	5,062	248,595
		1,385,097
Electrical Equipment - 2.2%
Acuity Brands, Inc.	2,519	299,056
EnerSys	2,699	220,805
Generac Holdings, Inc.*	3,990	860,244
Hubbell, Inc.	3,446	556,839
nVent Electric plc	10,799	248,377
Regal Beloit Corp.	2,579	307,004
Sunrun, Inc.*	9,836	630,291
		3,122,616
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc.*	4,933	452,109
Avnet, Inc.	6,277	190,507
Belden, Inc.	2,829	108,860
Cognex Corp.	10,997	826,314
Coherent, Inc.*	1,541	187,663
II-VI, Inc.*	6,588	445,678
Jabil, Inc.	8,612	329,151
Littelfuse, Inc.	1,547	372,100
National Instruments Corp.	8,352	312,615
SYNNEX Corp.	2,618	419,692
Trimble, Inc.*	15,901	951,993
Vishay Intertechnology, Inc.	8,424	163,089
		4,759,771
Energy Equipment & Services - 0.1%
ChampionX Corp.*	11,809	140,291

Entertainment - 0.2%
Cinemark Holdings, Inc.(b)	6,805	105,137
World Wrestling Entertainment, Inc., Class A	2,967	127,700
		232,837
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Campus Communities, Inc.	8,746	348,091
Brixmor Property Group, Inc.	18,841	287,702
Camden Property Trust	6,189	611,659
CoreSite Realty Corp.	2,703	338,929
Corporate Office Properties Trust	7,129	189,845
Cousins Properties, Inc.	9,441	315,424
CyrusOne, Inc.	7,427	519,221
Douglas Emmett, Inc.	10,473	324,349
EastGroup Properties, Inc.	2,500	340,825
EPR Properties	4,741	170,771
First Industrial Realty Trust, Inc.	8,084	338,558
Healthcare Realty Trust, Inc.	8,646	255,057
Highwoods Properties, Inc.	6,602	252,857
Hudson Pacific Properties, Inc.	9,746	253,396
JBG SMITH Properties	7,142	219,545
Kilroy Realty Corp.	6,661	407,387
Lamar Advertising Co., Class A	5,490	437,059
Life Storage, Inc.	2,982	327,185
Macerich Co. (The)(b)	7,117	71,170
Medical Properties Trust, Inc.	33,606	651,956
National Retail Properties, Inc.	11,028	415,756
Omega Healthcare Investors, Inc.	14,420	507,872
Park Hotels & Resorts, Inc.	14,972	244,343
Pebblebrook Hotel Trust	8,316	153,846
Physicians Realty Trust	13,227	229,488
PotlatchDeltic Corp.	4,250	197,795
PS Business Parks, Inc.	1,275	168,045
Rayonier, Inc.	8,675	244,375
Rexford Industrial Realty, Inc.	7,867	376,987
Sabra Health Care REIT, Inc.	13,063	215,278
Service Properties Trust	10,460	124,056
Spirit Realty Capital, Inc.	6,548	241,228
STORE Capital Corp.	14,495	471,957
Taubman Centers, Inc.	3,922	167,548
Urban Edge Properties	6,971	90,484
Weingarten Realty Investors	7,652	160,003
		10,670,047
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc.*	8,766	359,318
Casey's General Stores, Inc.	2,345	426,040
Grocery Outlet Holding Corp.*	5,297	204,570
Sprouts Farmers Market, Inc.*	7,495	158,669
		1,148,597
Food Products - 1.6%
Darling Ingredients, Inc.*	10,292	496,898
Flowers Foods, Inc.	12,506	277,508
Hain Celestial Group, Inc. (The)*	5,309	204,396

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Ingredion, Inc.	4,257	328,427
Lancaster Colony Corp.	1,242	210,308
Pilgrim's Pride Corp.*	3,102	58,597
Post Holdings, Inc.*	4,001	377,934
Sanderson Farms, Inc.	1,256	171,733
Tootsie Roll Industries, Inc.(b)	1,109	34,360
TreeHouse Foods, Inc.*	3,591	147,698
		2,307,859
Gas Utilities - 1.1%
National Fuel Gas Co.	5,780	237,963
New Jersey Resources Corp.	6,096	201,351
ONE Gas, Inc.	3,363	266,282
Southwest Gas Holdings, Inc.	3,553	228,280
Spire, Inc.	3,272	209,277
UGI Corp.	13,238	469,684
		1,612,837
Health Care Equipment & Supplies - 2.9%
Avanos Medical, Inc.*	3,040	128,866
Cantel Medical Corp.	2,384	141,681
Globus Medical, Inc., Class A*	4,787	287,603
Haemonetics Corp.*	3,222	363,603
Hill-Rom Holdings, Inc.	4,233	401,542
ICU Medical, Inc.*	1,237	233,422
Integra LifeSciences Holdings Corp.*	4,498	246,176
LivaNova plc*	3,093	163,465
Masimo Corp.*	3,212	817,422
Neogen Corp.*	3,370	250,121
NuVasive, Inc.*	3,257	150,864
Penumbra, Inc.*	2,134	473,535
Quidel Corp.*	2,426	473,191
		4,131,491
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.*	5,653	239,970
Amedisys, Inc.*	2,063	505,002
Chemed Corp.	1,012	483,989
Encompass Health Corp.	6,320	509,266
HealthEquity, Inc.*	4,873	349,345
LHC Group, Inc.*	2,007	394,014
Molina Healthcare, Inc.*	3,768	769,162
Patterson Cos., Inc.	5,511	152,985
Tenet Healthcare Corp.*	6,697	210,487
		3,614,220
Hotels, Restaurants & Leisure - 3.7%
Boyd Gaming Corp.	5,096	196,145
Caesars Entertainment, Inc.*	12,673	863,285
Choice Hotels International, Inc.	1,830	182,359
Churchill Downs, Inc.	2,255	405,720
Cracker Barrel Old Country Store, Inc.	1,506	210,207
Dunkin' Brands Group, Inc.	5,228	555,945
Jack in the Box, Inc.	1,441	132,558
Marriott Vacations Worldwide Corp.	2,609	332,205
Papa John's International, Inc.	2,085	167,551
Penn National Gaming, Inc.*	9,154	640,780
Scientific Games Corp.*	3,549	132,307
Six Flags Entertainment Corp.	4,794	147,320
Texas Roadhouse, Inc.	4,146	314,267
Wendy's Co. (The)	11,379	250,224
Wingstop, Inc.	1,881	239,470
Wyndham Destinations, Inc.	5,418	227,881
Wyndham Hotels & Resorts, Inc.	5,920	340,400
		5,338,624
Household Durables - 1.3%
Helen of Troy Ltd.*	1,609	325,002
KB Home	5,600	197,120
Taylor Morrison Home Corp., Class A*	8,242	208,358
Tempur Sealy International, Inc.*	12,190	307,066
Toll Brothers, Inc.	7,297	345,513
TopBuild Corp.*	2,102	366,232
TRI Pointe Group, Inc.*	8,282	144,769
		1,894,060
Household Products - 0.1%
Energizer Holdings, Inc.	3,701	155,035

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	3,468	502,270

Insurance - 3.7%
Alleghany Corp.	909	522,857
American Financial Group, Inc.	4,557	407,441
Brighthouse Financial, Inc.*	5,911	207,476
Brown & Brown, Inc.	14,917	671,712
CNO Financial Group, Inc.	9,006	191,648
First American Financial Corp.	7,087	343,294
Genworth Financial, Inc., Class A*	32,156	145,988
Hanover Insurance Group, Inc. (The)	2,397	269,303
Kemper Corp.	3,903	292,530
Mercury General Corp.	1,689	75,110
Old Republic International Corp.	17,968	321,987
Primerica, Inc.	2,511	327,108
Reinsurance Group of America, Inc.	4,317	497,664
RenaissanceRe Holdings Ltd.	3,255	535,903
RLI Corp.	2,514	240,665
Selective Insurance Group, Inc.	3,801	234,978
		5,285,664
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	6,107	159,393
Yelp, Inc.*	4,369	139,546
		298,939
Internet & Direct Marketing Retail - 0.3%
Grubhub, Inc.*	5,864	412,474

IT Services - 1.8%
Alliance Data Systems Corp.	3,032	221,760
CACI International, Inc., Class A*	1,600	379,664
KBR, Inc.	9,046	251,207
LiveRamp Holdings, Inc.*	4,186	244,923
MAXIMUS, Inc.	3,896	279,772
Perspecta, Inc.	8,683	194,673
Sabre Corp.	19,802	222,773
Science Applications International Corp.	3,696	342,028
WEX, Inc.*	2,802	485,418
		2,622,218
Leisure Products - 0.7%
Brunswick Corp.	5,034	375,738
Mattel, Inc.*	22,045	341,477
Polaris, Inc.	3,664	351,744
		1,068,959

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 2.1%
Bio-Techne Corp.	2,450	743,109
Charles River Laboratories International, Inc.*	3,157	740,380
Medpace Holdings, Inc.*	1,733	222,448
PRA Health Sciences, Inc.*	4,065	456,093
Repligen Corp.*	3,103	588,546
Syneos Health, Inc.*	4,440	292,330
		3,042,906
Machinery - 4.2%
AGCO Corp.	3,903	361,066
Colfax Corp.*	6,395	230,732
Crane Co.	3,134	217,907
Donaldson Co., Inc.	8,015	426,719
Graco, Inc.	10,594	717,637
ITT, Inc.	5,491	398,811
Kennametal, Inc.	5,270	184,397
Lincoln Electric Holdings, Inc.	3,775	434,125
Middleby Corp. (The)*	3,534	480,589
Nordson Corp.	3,430	699,068
Oshkosh Corp.	4,328	348,404
Terex Corp.	4,404	136,524
Timken Co. (The)	4,295	315,425
Toro Co. (The)	6,818	618,461
Trinity Industries, Inc.	5,656	129,240
Woodward, Inc.	3,687	412,317
		6,111,422
Marine - 0.1%
Kirby Corp.*	3,815	193,039

Media - 1.0%
AMC Networks, Inc., Class A*(b)	1,884	62,116
Cable One, Inc.	344	681,350
John Wiley & Sons, Inc., Class A	2,773	95,779
New York Times Co. (The), Class A	9,175	393,699
TEGNA, Inc.	13,914	200,501
		1,433,445
Metals & Mining - 1.4%
Commercial Metals Co.	7,567	150,659
Compass Minerals International, Inc.	2,157	134,726
Reliance Steel & Aluminum Co.	4,052	477,326
Royal Gold, Inc.	4,168	460,439
Steel Dynamics, Inc.	12,700	459,867
United States Steel Corp.(b)	14,004	198,717
Worthington Industries, Inc.	2,292	118,542
		2,000,276
Multiline Retail - 0.6%
Kohl's Corp.	10,026	322,837
Nordstrom, Inc.(b)	6,891	178,615
Ollie's Bargain Outlet Holdings, Inc.*	3,614	318,249
		819,701
Multi-Utilities - 0.5%
Black Hills Corp.	3,987	242,529
MDU Resources Group, Inc.	12,743	317,811
NorthWestern Corp.	3,214	186,412
		746,752
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream Corp.	18,172	122,479
Cimarex Energy Co.	6,485	233,136
CNX Resources Corp.*	14,278	134,356
EQT Corp.	17,514	260,608
Equitrans Midstream Corp.	25,834	210,805
Murphy Oil Corp.	9,175	92,301
World Fuel Services Corp.	4,035	114,675
WPX Energy, Inc.*	25,668	182,756
		1,351,116
Paper & Forest Products - 0.2%
Domtar Corp.	3,507	105,561
Louisiana-Pacific Corp.	7,137	244,299
		349,860
Personal Products - 0.3%
Coty, Inc., Class A	17,989	129,341
Edgewell Personal Care Co.*	3,454	120,026
Nu Skin Enterprises, Inc., Class A	3,266	168,232
		417,599
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals plc*	3,524	495,862
Nektar Therapeutics*	11,369	186,338
Prestige Consumer Healthcare, Inc.*	3,189	113,433
		795,633
Professional Services - 1.0%
ASGN, Inc.*	3,336	260,808
CoreLogic, Inc.	5,049	391,297
FTI Consulting, Inc.*	2,326	244,277
Insperity, Inc.	2,293	196,052
ManpowerGroup, Inc.	3,690	319,738
		1,412,172
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	3,291	435,366

Road & Rail - 0.8%
Avis Budget Group, Inc.*	3,276	115,217
Knight-Swift Transportation Holdings, Inc.	8,004	330,485
Landstar System, Inc.	2,439	320,533
Ryder System, Inc.	3,420	202,533
Werner Enterprises, Inc.	3,688	147,483
		1,116,251
Semiconductors & Semiconductor Equipment - 4.5%
Cirrus Logic, Inc.*	3,711	297,251
CMC Materials, Inc.	1,846	284,801
Cree, Inc.*	6,970	630,018
Enphase Energy, Inc.*	8,007	1,093,515
First Solar, Inc.*	5,387	503,307
MKS Instruments, Inc.	3,503	483,344
Monolithic Power Systems, Inc.	2,683	858,453
Semtech Corp.*	4,141	279,393
Silicon Laboratories, Inc.*	2,783	326,196
SolarEdge Technologies, Inc.*	3,185	885,366
Synaptics, Inc.*	2,175	169,150
Universal Display Corp.	2,724	623,905
		6,434,699
Software - 3.5%
ACI Worldwide, Inc.*	7,396	240,962
Blackbaud, Inc.	3,150	173,533
CDK Global, Inc.	7,724	369,980
Ceridian HCM Holding, Inc.*	8,250	795,465
CommVault Systems, Inc.*	2,948	140,796
Fair Isaac Corp.*	1,843	871,334
J2 Global, Inc.*	2,844	254,851
Manhattan Associates, Inc.*	4,037	412,743
Paylocity Holding Corp.*	2,360	463,976

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
PTC, Inc.*	6,641	716,232
Qualys, Inc.*	2,145	203,796
Sailpoint Technologies Holdings, Inc.*	5,760	268,186
Teradata Corp.*	6,927	151,909
		5,063,763
Specialty Retail - 2.4%
Aaron's Holdings Co., Inc.	4,267	268,522
American Eagle Outfitters, Inc.	9,455	170,095
AutoNation, Inc.*	3,713	227,570
Dick's Sporting Goods, Inc.	4,140	235,193
Five Below, Inc.*	3,549	555,064
Foot Locker, Inc.	6,624	247,738
Lithia Motors, Inc., Class A	1,628	470,980
Murphy USA, Inc.	1,724	221,017
RH*	981	444,550
Urban Outfitters, Inc.*	4,350	119,103
Williams-Sonoma, Inc.	4,944	541,220
		3,501,052
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	8,160	225,787

Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	2,773	246,769
Columbia Sportswear Co.	1,934	158,453
Deckers Outdoor Corp.*	1,781	453,425
Skechers USA, Inc., Class A*	8,662	289,917
		1,148,564
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	7,144	313,336
MGIC Investment Corp.	21,516	257,331
New York Community Bancorp, Inc.	29,480	285,661
Washington Federal, Inc.	4,811	112,433
		968,761
Trading Companies & Distributors - 0.8%
GATX Corp.	2,224	177,386
MSC Industrial Direct Co., Inc., Class A	2,893	241,045
Univar Solutions, Inc.*	10,744	192,318
Watsco, Inc.	2,086	474,273
		1,085,022
Water Utilities - 0.4%
Essential Utilities, Inc.	14,177	641,935

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	6,326	120,067

TOTAL COMMON STOCKS (Cost $113,593,149)		122,728,858

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $325,940)	325,940	325,940

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.4%

REPURCHASE AGREEMENTS(d) - 7.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $10,713,149 (Cost $10,713,128)	10,713,128	10,713,128

Total Investments - 92.6% (Cost $124,632,217)		133,767,926
Other assets less liabilities - 7.4%		10,746,875
Net Assets - 100.0%		144,514,801

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,310,386.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $370,069, collateralized in the form of cash with a value of $325,940 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $71,199 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from December 10, 2020 – February 15, 2050; a total value of $397,139.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $325,940.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,803,705
Aggregate gross unrealized depreciation	(8,183,158)
Net unrealized appreciation	$13,620,547
Federal income tax cost	$125,030,744

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	39	12/18/2020	USD	$8,456,760	$1,062,559

Swap Agreementsa

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
25,551,436	12/6/2021	Bank of America NA	0.53%	S&P MidCap 400®	1,704,658	(1,704,658)	—	—

17,612,557	11/8/2021	BNP Paribas SA	0.53%	S&P MidCap 400®	1,137,300	(1,137,300)	—	—

10,577,943	12/6/2021	Citibank NA	0.50%	S&P MidCap 400®	699,440	—	(699,440)	—

13,793,829	11/8/2021	Credit Suisse International	0.63%	S&P MidCap 400®	(696,851)	—	696,851	—

22,836,474	12/7/2020	Goldman Sachs International	0.55%	S&P MidCap 400®	(478,622)
29,147,802	11/22/2021	Goldman Sachs International	0.30%	SPDR® S&P MidCap 400® ETF Trust	1,837,406
51,984,276					1,358,784	(1,358,784)	—	—
967,151	1/6/2021	Morgan Stanley & Co. International plc	(0.04)%	S&P MidCap 400®	(1,455,510)	—	1,455,510	—

19,928,515	1/6/2021	Societe Generale	0.35%	S&P MidCap 400®	(50,012)	—	50,012	—

17,382,696	12/6/2021	UBS AG	0.48%	S&P MidCap 400®	1,122,997	(1,122,997)	—	—

157,798,403					3,820,806
				Total Unrealized Appreciation	6,501,801
				Total Unrealized Depreciation	(2,680,995)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 60.4%

Aerospace & Defense - 0.5%
AAR Corp.	4,590	130,218
Aerojet Rocketdyne Holdings, Inc.*	10,059	376,508
AeroVironment, Inc.*	2,973	253,864
Astronics Corp.*	3,204	36,590
Cubic Corp.	4,302	251,925
Ducommun, Inc.*	1,485	73,834
Kaman Corp.	3,784	197,865
Kratos Defense & Security Solutions, Inc.*	16,633	352,121
Maxar Technologies, Inc.	8,377	232,964
Moog, Inc., Class A	4,070	314,855
National Presto Industries, Inc.	696	59,195
PAE, Inc.*	8,088	77,726
Park Aerospace Corp.	2,693	34,282
Parsons Corp.*	3,090	101,043
Triumph Group, Inc.	7,056	92,928
Vectrus, Inc.*	1,580	75,319
		2,661,237
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	8,054	247,580
Atlas Air Worldwide Holdings, Inc.*	3,525	196,730
Echo Global Logistics, Inc.*	3,597	102,119
Forward Air Corp.	3,806	278,104
Hub Group, Inc., Class A*	4,489	245,189
Radiant Logistics, Inc.*	5,356	31,708
		1,101,430
Airlines - 0.2%
Allegiant Travel Co.	1,791	304,810
Hawaiian Holdings, Inc.	6,236	126,342
Mesa Air Group, Inc.*	4,042	25,788
SkyWest, Inc.	6,753	289,906
Spirit Airlines, Inc.*(b)	12,210	276,312
		1,023,158
Auto Components - 0.9%
Adient plc*	12,045	376,888
American Axle & Manufacturing Holdings, Inc.*	15,398	122,568
Cooper Tire & Rubber Co.	6,909	274,495
Cooper-Standard Holdings, Inc.*	2,294	77,812
Dana, Inc.	19,827	333,887
Dorman Products, Inc.*	3,646	336,781
Fox Factory Holding Corp.*	5,665	494,385
Gentherm, Inc.*	4,489	255,245
Goodyear Tire & Rubber Co. (The)	31,675	330,054
LCI Industries	3,376	424,633
Modine Manufacturing Co.*	6,785	74,092
Motorcar Parts of America, Inc.*	2,578	51,869
Patrick Industries, Inc.	3,067	193,344
Standard Motor Products, Inc.	2,887	133,639
Stoneridge, Inc.*	3,561	95,648
Tenneco, Inc., Class A*	6,988	74,422
Visteon Corp.*	3,791	458,142
Workhorse Group, Inc.*(b)	12,919	327,755
XPEL, Inc.*(c)	2,285	86,556
		4,522,215
Automobiles - 0.0%(d)
Winnebago Industries, Inc.	4,263	225,641

Banks - 4.7%
1st Constitution Bancorp	1,228	20,066
1st Source Corp.	2,251	84,007
ACNB Corp.	1,153	28,721
Allegiance Bancshares, Inc.	2,598	82,253
Altabancorp	2,172	59,513
Amalgamated Bank, Class A	1,859	23,646
Amerant Bancorp, Inc.*	3,114	46,243
American National Bankshares, Inc.	1,464	38,035
Ameris Bancorp	9,088	309,083
Ames National Corp.	1,201	25,834
Arrow Financial Corp.	1,814	53,985
Atlantic Capital Bancshares, Inc.*	2,860	40,154
Atlantic Union Bankshares Corp.	10,680	319,439
Auburn National Bancorp, Inc.	320	13,395
Banc of California, Inc.	6,116	81,343
BancFirst Corp.	2,578	139,805
Bancorp, Inc. (The)*	7,064	83,355
BancorpSouth Bank	13,566	343,898
Bank First Corp.(b)	865	59,823
Bank of Commerce Holdings	2,175	20,467
Bank of Marin Bancorp	1,811	62,842
Bank of NT Butterfield & Son Ltd. (The)	6,966	220,544
Bank of Princeton (The)	777	18,516
Bank7 Corp.	390	4,742
BankFinancial Corp.	1,811	14,615
BankUnited, Inc.	12,577	358,570
Bankwell Financial Group, Inc.	908	16,616
Banner Corp.	4,762	196,813
Bar Harbor Bankshares	2,051	47,276
BayCom Corp.*	1,557	22,421
BCB Bancorp, Inc.	1,967	20,004
Berkshire Hills Bancorp, Inc.	6,122	100,401
Boston Private Financial Holdings, Inc.	11,229	80,400
Bridge Bancorp, Inc.	2,285	51,001
Brookline Bancorp, Inc.	10,623	120,784
Bryn Mawr Bank Corp.	2,697	80,425
Business First Bancshares, Inc.	2,641	49,307
Byline Bancorp, Inc.	3,326	50,988
C&F Financial Corp.	476	17,850
Cadence Bancorp	16,899	235,572
California Bancorp*	1,041	16,760
Cambridge Bancorp	872	58,947
Camden National Corp.	2,026	69,593
Capital Bancorp, Inc.*	1,090	12,960
Capital City Bank Group, Inc.	1,837	41,828
Capstar Financial Holdings, Inc.	2,188	26,365
Carter Bankshares, Inc.	3,107	29,113
Cathay General Bancorp	10,404	293,913
CB Financial Services, Inc.	680	15,225
CBTX, Inc.	2,432	53,382
Central Pacific Financial Corp.	3,765	61,708
Central Valley Community Bancorp	1,449	20,648
Century Bancorp, Inc., Class A	388	28,673
Chemung Financial Corp.	498	16,708
ChoiceOne Financial Services, Inc.	1,003	29,719
CIT Group, Inc.	13,521	452,818
Citizens & Northern Corp.	1,835	33,305
Citizens Holding Co.	638	13,073
City Holding Co.	2,155	141,562

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Civista Bancshares, Inc.	2,163	36,403
CNB Financial Corp.	2,030	39,950
Coastal Financial Corp.*	1,240	24,453
Codorus Valley Bancorp, Inc.	1,284	21,558
Colony Bankcorp, Inc.	1,053	15,016
Columbia Banking System, Inc.	9,834	310,853
Community Bank System, Inc.	7,251	451,375
Community Bankers Trust Corp.	2,983	19,389
Community Financial Corp. (The)	716	19,611
Community Trust Bancorp, Inc.	2,132	72,168
ConnectOne Bancorp, Inc.	5,073	89,944
County Bancorp, Inc.(b)	676	14,507
CrossFirst Bankshares, Inc.*	6,564	59,732
Customers Bancorp, Inc.*	3,930	66,378
CVB Financial Corp.	17,713	336,370
Dime Community Bancshares, Inc.	3,925	56,716
Eagle Bancorp Montana, Inc.	870	17,931
Eagle Bancorp, Inc.	4,388	161,391
Enterprise Bancorp, Inc.	1,235	31,962
Enterprise Financial Services Corp.	3,297	112,131
Equity Bancshares, Inc., Class A*	1,988	40,307
Esquire Financial Holdings, Inc.*	920	17,204
Evans Bancorp, Inc.	651	17,564
Farmers & Merchants Bancorp, Inc.	1,395	31,918
Farmers National Banc Corp.	3,554	44,567
FB Financial Corp.	4,257	135,883
Fidelity D&D Bancorp, Inc.(b)	539	31,440
Financial Institutions, Inc.	2,168	43,382
First Bancorp, Inc. (The)	1,395	33,801
First Bancorp/NC	3,930	123,323
First Bancorp/PR	29,498	234,214
First Bancshares, Inc. (The)	2,830	77,429
First Bank	2,192	20,364
First Busey Corp.	6,905	138,169
First Business Financial Services, Inc.	1,114	21,043
First Capital, Inc.(b)	444	29,419
First Choice Bancorp	1,418	23,440
First Commonwealth Financial Corp.	13,370	129,288
First Community Bankshares, Inc.	2,371	49,957
First Community Corp.	976	16,846
First Financial Bancorp	13,291	213,321
First Financial Bankshares, Inc.	17,683	590,966
First Financial Corp.	1,848	69,984
First Foundation, Inc.	5,408	96,046
First Guaranty Bancshares, Inc.	505	8,494
First Internet Bancorp	1,294	33,101
First Interstate BancSystem, Inc., Class A	5,744	218,559
First Merchants Corp.	7,396	246,435
First Mid Bancshares, Inc.	1,998	60,040
First Midwest Bancorp, Inc.	15,626	218,608
First Northwest Bancorp	1,190	17,850
First of Long Island Corp. (The)	3,119	52,430
First Savings Financial Group, Inc.	250	15,750
First United Corp.	917	14,012
First Western Financial, Inc.*	861	14,551
Flushing Financial Corp.	3,698	52,512
FNCB Bancorp, Inc.	2,338	15,688
Franklin Financial Services Corp.	563	16,017
Fulton Financial Corp.	21,760	268,083
FVCBankcorp, Inc.*	1,614	20,982
German American Bancorp, Inc.	3,369	107,606
Glacier Bancorp, Inc.	13,129	535,269
Great Southern Bancorp, Inc.	1,501	68,896
Great Western Bancorp, Inc.	7,585	124,622
Guaranty Bancshares, Inc.	962	27,715
Hancock Whitney Corp.	11,822	332,080
Hanmi Financial Corp.	4,187	40,823
HarborOne Bancorp, Inc.	7,258	71,201
Hawthorn Bancshares, Inc.	804	17,688
HBT Financial, Inc.	1,334	18,649
Heartland Financial USA, Inc.	4,757	185,428
Heritage Commerce Corp.	7,968	67,091
Heritage Financial Corp.	4,935	114,837
Hilltop Holdings, Inc.	9,882	238,057
Home BancShares, Inc.	20,968	388,118
HomeTrust Bancshares, Inc.	2,153	36,666
Hope Bancorp, Inc.	16,084	152,476
Horizon Bancorp, Inc.	5,859	83,784
Howard Bancorp, Inc.*	1,805	22,274
Independent Bank Corp.	4,510	305,056
Independent Bank Corp./MI	2,893	49,210
Independent Bank Group, Inc.	5,068	284,365
International Bancshares Corp.	7,314	237,047
Investar Holding Corp.	1,400	22,764
Investors Bancorp, Inc.	31,605	305,936
Lakeland Bancorp, Inc.	6,682	80,318
Lakeland Financial Corp.	3,389	172,127
Landmark Bancorp, Inc.	527	13,112
LCNB Corp.	1,670	24,716
Level One Bancorp, Inc.	701	13,368
Limestone Bancorp, Inc.*	719	8,743
Live Oak Bancshares, Inc.	3,842	157,983
Macatawa Bank Corp.	3,591	27,866
Mackinac Financial Corp.	1,228	14,945
MainStreet Bancshares, Inc.*	966	15,659
Mercantile Bank Corp.	2,163	53,707
Meridian Corp.	730	13,578
Metrocity Bankshares, Inc.(b)	2,369	32,811
Metropolitan Bank Holding Corp.*	954	31,558
Mid Penn Bancorp, Inc.	954	22,171
Middlefield Banc Corp.	811	17,355
Midland States Bancorp, Inc.	2,937	49,782
MidWestOne Financial Group, Inc.	2,012	46,799
MVB Financial Corp.	1,347	27,115
National Bank Holdings Corp., Class A	4,034	129,814
National Bankshares, Inc.	872	26,265
NBT Bancorp, Inc.	5,828	174,549
Nicolet Bankshares, Inc.*	1,280	85,133
Northeast Bank	1,051	22,891
Northrim Bancorp, Inc.	861	27,354
Norwood Financial Corp.	798	21,514
Oak Valley Bancorp	937	16,791
OceanFirst Financial Corp.	8,135	128,289
OFG Bancorp	6,940	116,245
Ohio Valley Banc Corp.	595	13,715
Old National Bancorp	22,468	355,668
Old Second Bancorp, Inc.	3,948	38,138
Origin Bancorp, Inc.	3,015	77,516
Orrstown Financial Services, Inc.	1,490	24,019
Pacific Premier Bancorp, Inc.	10,957	315,781
Park National Corp.	1,961	198,277
Parke Bancorp, Inc.	1,444	20,736
Partners Bancorp(b)	1,349	8,836
PCB Bancorp	1,704	18,557

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Peapack-Gladstone Financial Corp.	2,520	55,465
Penns Woods Bancorp, Inc.	937	23,950
Peoples Bancorp of North Carolina, Inc.	613	15,251
Peoples Bancorp, Inc.	2,529	63,174
Peoples Financial Services Corp.	962	36,383
Plumas Bancorp(b)	638	15,216
Preferred Bank	1,881	69,164
Premier Financial Bancorp, Inc.	1,782	23,718
Professional Holding Corp., Class A*	1,571	22,308
QCR Holdings, Inc.	2,030	70,786
RBB Bancorp	2,269	33,672
Red River Bancshares, Inc.	680	33,823
Reliant Bancorp, Inc.	2,058	36,406
Renasant Corp.	7,459	230,259
Republic Bancorp, Inc., Class A	1,325	46,773
Republic First Bancorp, Inc.*	6,231	19,378
Richmond Mutual Bancorp, Inc.	1,688	21,168
S&T Bancorp, Inc.	5,296	118,577
Salisbury Bancorp, Inc.	345	13,472
Sandy Spring Bancorp, Inc.	6,312	185,952
SB Financial Group, Inc.	976	16,709
Seacoast Banking Corp. of Florida*	7,083	178,917
Select Bancorp, Inc.*	2,152	19,691
ServisFirst Bancshares, Inc.	6,673	252,106
Shore Bancshares, Inc.	1,695	23,476
Sierra Bancorp	1,915	42,130
Silvergate Capital Corp., Class A*	2,150	76,518
Simmons First National Corp., Class A	14,837	289,322
SmartFinancial, Inc.	1,920	33,907
South Plains Financial, Inc.	1,451	25,610
South State Corp.	9,588	637,342
Southern First Bancshares, Inc.*	990	31,581
Southern National Bancorp of Virginia, Inc.	2,711	29,658
Southside Bancshares, Inc.	4,340	127,596
Spirit of Texas Bancshares, Inc.	1,791	27,975
Stock Yards Bancorp, Inc.	2,799	111,512
Summit Financial Group, Inc.	1,548	32,415
Texas Capital Bancshares, Inc.*	6,938	387,834
Tompkins Financial Corp.	1,969	125,248
Towne Bank	9,174	199,535
TriCo Bancshares	3,615	118,427
TriState Capital Holdings, Inc.*	3,786	56,374
Triumph Bancorp, Inc.*	3,110	141,318
Trustmark Corp.	8,640	214,445
UMB Financial Corp.	5,986	407,108
United Bankshares, Inc.	16,960	496,589
United Community Banks, Inc.	10,702	255,885
United Security Bancshares	1,845	13,007
Unity Bancorp, Inc.	1,063	18,698
Univest Financial Corp.	3,948	72,288
Valley National Bancorp	54,600	499,044
Veritex Holdings, Inc.	6,503	141,050
Washington Trust Bancorp, Inc.	2,342	92,087
WesBanco, Inc.	8,928	255,609
West Bancorp, Inc.	2,192	42,262
Westamerica Bancorp	3,585	197,605
		23,827,109
Beverages - 0.2%
Celsius Holdings, Inc.*(b)	4,703	151,672
Coca-Cola Consolidated, Inc.	643	168,267
MGP Ingredients, Inc.	1,776	77,451
National Beverage Corp.*(b)	1,614	158,220
NewAge, Inc.*(b)	12,976	44,508
Primo Water Corp.	21,415	321,867
		921,985
Biotechnology - 6.7%
89bio, Inc.*	893	24,120
Abeona Therapeutics, Inc.*	8,278	13,410
ADMA Biologics, Inc.*(b)	8,251	16,832
Adverum Biotechnologies, Inc.*	11,901	161,735
Aeglea BioTherapeutics, Inc.*	5,746	49,186
Affimed NV*	11,147	59,525
Agenus, Inc.*	20,782	76,893
Akebia Therapeutics, Inc.*	19,626	64,962
Akero Therapeutics, Inc.*	1,859	53,502
Akouos, Inc.*	1,988	41,112
Albireo Pharma, Inc.*	1,823	67,834
Alector, Inc.*	6,348	83,222
Allakos, Inc.*	3,335	356,945
Allogene Therapeutics, Inc.*	7,382	229,211
Allovir, Inc.*(b)	2,449	97,005
ALX Oncology Holdings, Inc.*	1,316	101,240
Amicus Therapeutics, Inc.*	34,843	797,556
AnaptysBio, Inc.*	2,934	75,668
Anavex Life Sciences Corp.*(b)	7,194	38,344
Anika Therapeutics, Inc.*	1,915	72,387
Annexon, Inc.*	2,022	48,932
Apellis Pharmaceuticals, Inc.*	8,226	387,774
Applied Genetic Technologies Corp.*	3,338	14,821
Applied Molecular Transport, Inc.*(b)	1,695	52,596
Applied Therapeutics, Inc.*	1,872	43,356
Aprea Therapeutics, Inc.*	980	24,735
Aptinyx, Inc.*(b)	3,469	13,772
Aravive, Inc.*(b)	1,666	9,679
Arcturus Therapeutics Holdings, Inc.*	2,190	200,954
Arcus Biosciences, Inc.*	5,775	157,253
Arcutis Biotherapeutics, Inc.*	2,476	67,149
Ardelyx, Inc.*	10,000	63,000
Arena Pharmaceuticals, Inc.*	7,969	524,918
Arrowhead Pharmaceuticals, Inc.*	13,744	859,412
Assembly Biosciences, Inc.*	4,208	24,259
Atara Biotherapeutics, Inc.*	9,913	229,882
Athenex, Inc.*	8,489	115,705
Athersys, Inc.*(b)	23,768	43,971
Atreca, Inc., Class A*	3,860	59,984
AVEO Pharmaceuticals, Inc.*	2,991	16,092
Avid Bioservices, Inc.*	7,715	70,361
Avidity Biosciences, Inc.*	2,292	68,622
Avrobio, Inc.*	4,282	58,963
Axcella Health, Inc.*	2,057	11,725
Beam Therapeutics, Inc.*	4,836	241,800
Beyondspring, Inc.*(b)	2,012	22,494
BioCryst Pharmaceuticals, Inc.*	24,202	123,672
Biohaven Pharmaceutical Holding Co. Ltd.*	6,596	586,714
BioSpecifics Technologies Corp.*	861	76,112
Bioxcel Therapeutics, Inc.*	1,602	70,488
Black Diamond Therapeutics, Inc.*	2,476	82,550
Blueprint Medicines Corp.*	7,588	820,111
BrainStorm Cell Therapeutics, Inc.*(b)	3,909	21,597

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Bridgebio Pharma, Inc.*(b)	9,981	501,445
Cabaletta Bio, Inc.*	1,776	26,427
Calithera Biosciences, Inc.*	9,009	44,234
Calyxt, Inc.*(b)	1,409	5,241
CareDx, Inc.*	6,554	374,692
CASI Pharmaceuticals, Inc.*	9,059	22,557
Catabasis Pharmaceuticals, Inc.*	2,634	4,346
Catalyst Biosciences, Inc.*	3,023	18,743
Catalyst Pharmaceuticals, Inc.*	13,296	48,663
Cellular Biomedicine Group, Inc.*	1,690	31,079
CEL-SCI Corp.*(b)	4,624	57,800
Centogene NV*	1,158	14,521
Checkmate Pharmaceuticals, Inc.*(b)	685	8,309
Checkpoint Therapeutics, Inc.*(b)	6,168	14,803
ChemoCentryx, Inc.*	6,801	375,075
Chimerix, Inc.*	6,626	24,980
Chinook Therapeutics, Inc.*	1,821	25,458
Cidara Therapeutics, Inc.*	4,828	11,298
Clovis Oncology, Inc.*(b)	11,370	55,940
Cohbar, Inc.*(b)(c)	3,545	4,786
Coherus Biosciences, Inc.*	7,932	146,425
Concert Pharmaceuticals, Inc.*	3,914	44,620
Constellation Pharmaceuticals, Inc.*	4,207	106,605
ContraFect Corp.*	3,353	21,191
Corbus Pharmaceuticals Holdings, Inc.*(b)	10,244	12,498
Cortexyme, Inc.*	2,153	104,636
Crinetics Pharmaceuticals, Inc.*	3,700	49,469
Cue Biopharma, Inc.*	3,948	55,213
Cyclerion Therapeutics, Inc.*	3,032	9,339
Cytokinetics, Inc.*	9,086	152,645
CytomX Therapeutics, Inc.*	6,176	46,444
Deciphera Pharmaceuticals, Inc.*	5,124	316,663
Denali Therapeutics, Inc.*	8,622	525,683
DermTech, Inc.*	1,109	13,729
Dicerna Pharmaceuticals, Inc.*	8,904	225,004
Dyadic International, Inc.*(b)	2,637	15,453
Dynavax Technologies Corp.*	14,565	73,990
Eagle Pharmaceuticals, Inc.*	1,492	67,886
Editas Medicine, Inc.*	8,604	263,196
Eidos Therapeutics, Inc.*	1,496	137,722
Eiger BioPharmaceuticals, Inc.*	3,775	34,504
Emergent BioSolutions, Inc.*	6,112	500,756
Enanta Pharmaceuticals, Inc.*	2,605	107,326
Enochian Biosciences, Inc.*(b)	1,882	5,458
Epizyme, Inc.*	12,212	167,793
Esperion Therapeutics, Inc.*(b)	3,540	100,253
Evelo Biosciences, Inc.*(b)	2,734	14,025
Exicure, Inc.*	8,131	12,684
Fate Therapeutics, Inc.*	9,816	573,892
Fennec Pharmaceuticals, Inc.*	2,933	22,936
FibroGen, Inc.*	11,540	476,717
Five Prime Therapeutics, Inc.*	3,673	69,052
Flexion Therapeutics, Inc.*	5,996	64,217
Forma Therapeutics Holdings, Inc.*	2,211	96,709
Fortress Biotech, Inc.*	8,600	23,650
Frequency Therapeutics, Inc.*(b)	3,441	98,757
G1 Therapeutics, Inc.*	4,673	85,329
Galectin Therapeutics, Inc.*(b)	5,098	13,255
Galera Therapeutics, Inc.*	1,197	13,071
Generation Bio Co.*	1,685	81,251
Genprex, Inc.*(b)	3,901	12,600
Geron Corp.*	39,365	73,416
GlycoMimetics, Inc.*	5,071	19,067
Gossamer Bio, Inc.*	7,768	68,669
Gritstone Oncology, Inc.*	4,129	12,593
Halozyme Therapeutics, Inc.*	18,609	727,612
Harpoon Therapeutics, Inc.*	1,449	21,619
Heron Therapeutics, Inc.*	12,009	208,116
Homology Medicines, Inc.*	4,653	45,786
Hookipa Pharma, Inc.*	1,699	19,708
iBio, Inc.*	7,899	11,770
Ideaya Biosciences, Inc.*	2,177	30,347
IGM Biosciences, Inc.*(b)	976	65,177
Immunic, Inc.*	767	14,366
ImmunoGen, Inc.*	23,544	128,315
Immunovant, Inc.*	4,789	235,571
Inovio Pharmaceuticals, Inc.*(b)	21,487	262,571
Inozyme Pharma, Inc.*(b)	1,111	28,908
Insmed, Inc.*	13,870	541,069
Intellia Therapeutics, Inc.*	6,864	269,549
Intercept Pharmaceuticals, Inc.*	3,551	126,096
Invitae Corp.*	15,815	785,215
Ironwood Pharmaceuticals, Inc.*	21,866	251,896
iTeos Therapeutics, Inc.*	1,469	39,355
IVERIC bio, Inc.*	11,009	75,081
Jounce Therapeutics, Inc.*	2,357	16,853
Kadmon Holdings, Inc.*	23,633	103,040
KalVista Pharmaceuticals, Inc.*	1,871	35,006
Karuna Therapeutics, Inc.*	2,163	215,803
Karyopharm Therapeutics, Inc.*	9,609	163,257
Keros Therapeutics, Inc.*	960	72,586
Kezar Life Sciences, Inc.*	4,290	28,228
Kindred Biosciences, Inc.*	5,101	19,843
Kiniksa Pharmaceuticals Ltd., Class A*	3,665	68,389
Kodiak Sciences, Inc.*	4,413	603,125
Krystal Biotech, Inc.*	1,855	101,914
Kura Oncology, Inc.*	7,265	263,720
La Jolla Pharmaceutical Co.*(b)	2,467	12,261
Lexicon Pharmaceuticals, Inc.*(b)	5,663	8,664
Ligand Pharmaceuticals, Inc.*(b)	1,971	166,293
LogicBio Therapeutics, Inc.*(b)	1,671	11,647
MacroGenics, Inc.*	7,231	166,819
Madrigal Pharmaceuticals, Inc.*	1,197	139,798
Magenta Therapeutics, Inc.*	2,834	20,263
MannKind Corp.*	30,195	89,981
Marker Therapeutics, Inc.*(b)	4,057	6,897
MediciNova, Inc.*(b)	5,775	34,304
MEI Pharma, Inc.*	14,155	40,766
MeiraGTx Holdings plc*	2,813	39,720
Mersana Therapeutics, Inc.*	7,292	185,800
Minerva Neurosciences, Inc.*	4,690	18,244
Mirati Therapeutics, Inc.*	5,654	1,344,804
Mirum Pharmaceuticals, Inc.*	714	16,743
Molecular Templates, Inc.*	3,623	32,426
Morphic Holding, Inc.*	1,871	58,693
Mustang Bio, Inc.*	3,919	14,500
Myriad Genetics, Inc.*	9,751	171,033
NantKwest, Inc.*(b)	4,322	41,405
Natera, Inc.*	9,699	856,131
Neoleukin Therapeutics, Inc.*	4,417	56,052
NeuBase Therapeutics, Inc.*	2,300	17,641
NeuroBo Pharmaceuticals, Inc.*(b)	589	3,187
NextCure, Inc.*	2,248	22,750
Nkarta, Inc.*(b)	2,236	74,414

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Novavax, Inc.*	8,453	1,179,194
Nurix Therapeutics, Inc.*	1,517	64,655
Nymox Pharmaceutical Corp.*	5,729	11,515
Oncocyte Corp.*(b)	8,622	16,640
OPKO Health, Inc.*	54,498	252,871
Organogenesis Holdings, Inc.*	2,771	14,271
Orgenesis, Inc.*	2,477	12,038
ORIC Pharmaceuticals, Inc.*	1,197	40,590
Ovid therapeutics, Inc.*	5,865	40,117
Oyster Point Pharma, Inc.*	825	18,092
Pandion Therapeutics, Inc.*(b)	1,025	18,050
Passage Bio, Inc.*	1,869	38,333
PDL BioPharma, Inc.*	15,266	38,623
PhaseBio Pharmaceuticals, Inc.*(b)	2,083	7,915
Pieris Pharmaceuticals, Inc.*	6,802	19,862
Poseida Therapeutics, Inc.*	1,838	21,339
Precigen, Inc.*(b)	9,069	71,826
Precision BioSciences, Inc.*	6,367	79,397
Prevail Therapeutics, Inc.*	1,967	20,201
Protagonist Therapeutics, Inc.*	4,160	100,506
Protara Therapeutics, Inc.*	277	6,662
Prothena Corp. plc*	4,216	47,725
PTC Therapeutics, Inc.*	8,471	530,030
Puma Biotechnology, Inc.*	4,185	47,081
Radius Health, Inc.*	6,229	98,294
RAPT Therapeutics, Inc.*	1,505	32,613
REGENXBIO, Inc.*	4,665	162,529
Relay Therapeutics, Inc.*	4,410	235,097
Replimune Group, Inc.*	2,855	147,546
REVOLUTION Medicines, Inc.*	5,287	230,672
Rhythm Pharmaceuticals, Inc.*	4,613	142,772
Rigel Pharmaceuticals, Inc.*	23,288	70,563
Rocket Pharmaceuticals, Inc.*	4,665	144,428
Rubius Therapeutics, Inc.*	4,909	30,779
Sangamo Therapeutics, Inc.*	15,776	157,602
Savara, Inc.*	6,605	8,851
Scholar Rock Holding Corp.*	3,107	154,791
Selecta Biosciences, Inc.*(b)	9,290	31,214
Seres Therapeutics, Inc.*	7,277	200,918
Soleno Therapeutics, Inc.*	8,164	16,001
Solid Biosciences, Inc.*	3,389	11,218
Sorrento Therapeutics, Inc.*(b)	30,329	248,698
Spectrum Pharmaceuticals, Inc.*	19,771	93,121
Spero Therapeutics, Inc.*	2,029	33,621
SpringWorks Therapeutics, Inc.*	2,905	190,103
Stoke Therapeutics, Inc.*	1,683	87,667
Sutro Biopharma, Inc.*	3,547	60,654
Syndax Pharmaceuticals, Inc.*	3,694	85,590
Syros Pharmaceuticals, Inc.*	5,690	46,374
TCR2 Therapeutics, Inc.*	3,479	94,785
TG Therapeutics, Inc.*	15,205	446,115
Translate Bio, Inc.*	9,334	207,401
Travere Therapeutics, Inc.*	6,700	153,631
Turning Point Therapeutics, Inc.*	4,971	529,412
Twist Bioscience Corp.*	4,478	500,372
Tyme Technologies, Inc.*(b)	9,278	9,742
Ultragenyx Pharmaceutical, Inc.*	8,444	1,000,952
UNITY Biotechnology, Inc.*(b)	4,776	28,799
UroGen Pharma Ltd.*	2,655	55,091
Vanda Pharmaceuticals, Inc.*	7,367	89,951
Vaxart, Inc.*(b)	7,174	57,249
Vaxcyte, Inc.*(b)	2,497	80,154
VBI Vaccines, Inc.*(b)	23,524	80,570
Veracyte, Inc.*	7,851	427,958
Verastem, Inc.*(b)	23,378	46,990
Vericel Corp.*	6,175	157,710
Viela Bio, Inc.*	2,968	113,793
Viking Therapeutics, Inc.*(b)	8,986	57,780
Vir Biotechnology, Inc.*	7,345	234,159
Voyager Therapeutics, Inc.*	3,533	29,395
vTv Therapeutics, Inc., Class A*(b)	1,422	2,958
X4 Pharmaceuticals, Inc.*	2,203	14,540
XBiotech, Inc.*(b)	1,963	37,415
Xencor, Inc.*	7,603	321,759
XOMA Corp.*(b)	830	27,481
Y-mAbs Therapeutics, Inc.*	4,104	208,770
Zentalis Pharmaceuticals, Inc.*	1,585	80,772
ZIOPHARM Oncology, Inc.*(b)	29,208	81,782
		34,328,792
Building Products - 0.9%
AAON, Inc.	5,622	366,161
Advanced Drainage Systems, Inc.	7,619	531,425
Alpha Pro Tech Ltd.*(b)	1,672	21,134
American Woodmark Corp.*	2,328	203,723
Apogee Enterprises, Inc.	3,522	92,417
Builders FirstSource, Inc.*	15,849	592,911
Caesarstone Ltd.(b)	3,049	36,405
Cornerstone Building Brands, Inc.*	5,987	52,326
CSW Industrials, Inc.	1,871	200,740
Gibraltar Industries, Inc.*	4,466	292,344
Griffon Corp.	5,896	122,932
Insteel Industries, Inc.	2,535	58,635
JELD-WEN Holding, Inc.*	9,305	225,088
Masonite International Corp.*	3,335	333,667
PGT Innovations, Inc.*	7,806	145,348
Quanex Building Products Corp.	4,503	92,762
Resideo Technologies, Inc.*	19,317	357,171
Simpson Manufacturing Co., Inc.	5,979	549,470
UFP Industries, Inc.	8,196	439,715
		4,714,374
Capital Markets - 0.9%
Artisan Partners Asset Management, Inc., Class A	7,545	339,525
Assetmark Financial Holdings, Inc.*	2,243	53,339
Associated Capital Group, Inc., Class A	248	9,486
B Riley Financial, Inc.	2,603	94,072
BGC Partners, Inc., Class A	41,774	172,944
BlackRock Capital Investment Corp.	2	6
Blucora, Inc.*	6,600	86,064
Brightsphere Investment Group, Inc.	8,406	148,786
Cohen & Steers, Inc.	3,350	237,079
Cowen, Inc., Class A	3,662	87,742
Diamond Hill Investment Group, Inc.	424	58,012
Donnelley Financial Solutions, Inc.*	4,119	67,099
Federated Hermes, Inc., Class B	13,239	355,335
Focus Financial Partners, Inc., Class A*	4,311	170,759
GAMCO Investors, Inc., Class A	743	10,610
Greenhill & Co., Inc.	1,942	25,285
Hamilton Lane, Inc., Class A	4,136	289,024
Hercules Capital, Inc.	6	80
Houlihan Lokey, Inc.	7,013	454,302

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Moelis & Co., Class A	7,238	284,019
Oppenheimer Holdings, Inc., Class A	1,274	37,570
Piper Sandler Cos.	2,389	220,194
PJT Partners, Inc., Class A	3,227	223,567
Prospect Capital Corp.	3	16
Pzena Investment Management, Inc., Class A	2,328	15,504
Safeguard Scientifics, Inc.	2,683	17,198
Sculptor Capital Management, Inc., Class A	2,531	35,636
Siebert Financial Corp.*(b)	1,560	5,538
Silvercrest Asset Management Group, Inc., Class A	1,309	17,397
Stifel Financial Corp.	9,136	633,156
StoneX Group, Inc.*	2,240	138,029
Value Line, Inc.	133	3,656
Virtus Investment Partners, Inc.	1,005	179,774
Waddell & Reed Financial, Inc., Class A	8,823	145,227
Westwood Holdings Group, Inc.	1,061	12,647
WisdomTree Investments, Inc.	19,068	81,611
		4,710,288
Chemicals - 1.1%
Advanced Emissions Solutions, Inc.	2,163	12,221
AdvanSix, Inc.*	3,752	66,673
AgroFresh Solutions, Inc.*	4,212	9,688
American Vanguard Corp.	3,959	60,018
Amyris, Inc.*(b)	14,596	42,620
Avient Corp.	12,523	457,716
Balchem Corp.	4,410	457,273
Chase Corp.	1,005	106,480
Ferro Corp.*	11,214	160,472
FutureFuel Corp.	3,536	42,397
GCP Applied Technologies, Inc.*	6,695	157,266
Hawkins, Inc.	1,316	66,037
HB Fuller Co.	7,051	368,979
Ingevity Corp.*	5,697	379,306
Innospec, Inc.	3,353	275,918
Intrepid Potash, Inc.*	1,323	17,120
Koppers Holdings, Inc.*	2,821	76,364
Kraton Corp.*	4,272	115,344
Kronos Worldwide, Inc.	3,065	42,144
Livent Corp.*	20,099	304,902
Marrone Bio Innovations, Inc.*	9,230	10,984
Minerals Technologies, Inc.	4,667	283,147
Orion Engineered Carbons SA	8,266	128,619
PQ Group Holdings, Inc.*	5,251	67,160
Quaker Chemical Corp.	1,823	450,281
Rayonier Advanced Materials, Inc.*	8,484	54,891
Sensient Technologies Corp.	5,812	416,837
Stepan Co.	2,952	342,904
Trecora Resources*	3,307	22,388
Tredegar Corp.	3,588	56,726
Trinseo SA	5,241	199,106
Tronox Holdings plc, Class A	12,270	155,215
		5,407,196
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	9,181	353,468
ACCO Brands Corp.	12,653	96,922
Brady Corp., Class A	6,454	285,138
BrightView Holdings, Inc.*	5,602	76,411
Brink's Co. (The)	6,889	462,252
Casella Waste Systems, Inc., Class A*	6,312	379,856
CECO Environmental Corp.*	4,249	31,443
Cimpress plc*	2,432	217,980
CompX International, Inc.	232	3,364
Covanta Holding Corp.	16,241	201,388
Deluxe Corp.	5,717	147,156
Ennis, Inc.	3,515	57,541
Harsco Corp.*	10,713	181,585
Healthcare Services Group, Inc.	10,238	242,333
Heritage-Crystal Clean, Inc.*	2,078	40,043
Herman Miller, Inc.	8,090	288,328
HNI Corp.	5,836	212,781
IBEX Holdings Ltd.*	660	13,134
Interface, Inc.	7,998	66,743
KAR Auction Services, Inc.	17,696	319,413
Kimball International, Inc., Class B	4,937	53,961
Knoll, Inc.	6,862	93,735
Matthews International Corp., Class A	4,180	111,731
McGrath RentCorp	3,301	210,076
Montrose Environmental Group, Inc.*	1,505	41,222
NL Industries, Inc.	1,146	5,363
PICO Holdings, Inc.*	2,321	20,239
Pitney Bowes, Inc.	23,742	135,329
Quad/Graphics, Inc.	4,555	14,121
SP Plus Corp.*	3,148	89,529
Steelcase, Inc., Class A	11,826	143,686
Team, Inc.*	4,110	35,798
Tetra Tech, Inc.	7,382	880,304
UniFirst Corp.	2,062	381,223
US Ecology, Inc.	4,330	146,743
Viad Corp.	2,772	83,077
VSE Corp.	1,217	41,621
		6,165,037
Communications Equipment - 0.5%
Acacia Communications, Inc.*	5,323	370,907
ADTRAN, Inc.	6,551	82,772
Applied Optoelectronics, Inc.*(b)	2,967	24,656
CalAmp Corp.*	4,590	41,861
Calix, Inc.*	7,216	170,875
Cambium Networks Corp.*	769	20,809
Casa Systems, Inc.*	4,341	23,051
Clearfield, Inc.*	1,527	36,312
Comtech Telecommunications Corp.	3,335	63,565
Digi International, Inc.*	3,930	67,439
DZS, Inc.*	1,651	21,248
Extreme Networks, Inc.*	16,231	91,218
Genasys, Inc.*	4,552	32,228
Harmonic, Inc.*	13,009	84,949
Infinera Corp.*	21,820	184,597
Inseego Corp.*(b)	9,336	92,706
InterDigital, Inc.	4,219	252,760
KVH Industries, Inc.*	2,299	23,680
NETGEAR, Inc.*	4,061	129,180
NetScout Systems, Inc.*	9,530	223,193
PCTEL, Inc.*(b)	2,421	15,228
Plantronics, Inc.	4,690	128,131
Resonant, Inc.*(b)	6,858	15,225
Ribbon Communications, Inc.*	9,334	64,031
Viavi Solutions, Inc.*	31,311	424,107
		2,684,728

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 0.8%
Aegion Corp.*	4,160	71,344
Ameresco, Inc., Class A*	3,345	149,020
API Group Corp.*(c)	19,191	297,460
Arcosa, Inc.	6,656	345,380
Argan, Inc.	2,019	92,854
Comfort Systems USA, Inc.	4,922	248,020
Concrete Pumping Holdings, Inc.*	3,676	14,336
Construction Partners, Inc., Class A*	3,605	94,812
Dycom Industries, Inc.*	4,207	264,452
EMCOR Group, Inc.	7,445	641,610
Fluor Corp.	19,305	333,397
Granite Construction, Inc.	6,430	158,307
Great Lakes Dredge & Dock Corp.*	8,712	98,358
HC2 Holdings, Inc.*	8,027	26,890
IES Holdings, Inc.*	1,111	40,974
MasTec, Inc.*	7,770	440,637
MYR Group, Inc.*	2,240	114,531
Northwest Pipe Co.*	1,321	38,018
NV5 Global, Inc.*	1,492	109,065
Primoris Services Corp.	6,569	159,298
Sterling Construction Co., Inc.*	3,792	60,634
Tutor Perini Corp.*	5,588	75,550
WillScot Mobile Mini Holdings Corp.*	21,970	472,575
		4,347,522
Construction Materials - 0.1%
Forterra, Inc.*	2,605	48,323
Summit Materials, Inc., Class A*	15,710	298,490
United States Lime & Minerals, Inc.	272	30,110
US Concrete, Inc.*	2,186	77,559
		454,482
Consumer Finance - 0.4%
Atlanticus Holdings Corp.*	685	10,275
Curo Group Holdings Corp.	2,520	21,773
Encore Capital Group, Inc.*	4,275	145,949
Enova International, Inc.*	4,736	99,030
EZCORP, Inc., Class A*	6,559	33,385
FirstCash, Inc.	5,575	358,138
Green Dot Corp., Class A*	6,981	373,902
LendingClub Corp.*	9,662	77,103
Navient Corp.	26,233	245,803
Nelnet, Inc., Class A	2,352	159,701
Oportun Financial Corp.*	2,666	45,082
PRA Group, Inc.*	6,175	257,065
Regional Management Corp.	1,167	31,194
World Acceptance Corp.*(b)	643	72,601
		1,931,001
Containers & Packaging - 0.1%
Greif, Inc., Class A	3,515	170,864
Greif, Inc., Class B	811	39,982
Myers Industries, Inc.	4,908	83,387
O-I Glass, Inc.	21,478	243,131
Ranpak Holdings Corp.*	3,971	44,912
UFP Technologies, Inc.*	944	41,602
		623,878
Distributors - 0.0%(d)
Core-Mark Holding Co., Inc.	6,119	190,852
Funko, Inc., Class A*(b)	3,340	29,325
Greenlane Holdings, Inc., Class A*	1,406	5,835
Weyco Group, Inc.	823	14,748
		240,760
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.*	7,132	204,189
American Public Education, Inc.*	1,971	61,180
Aspen Group, Inc.*	2,603	31,626
Carriage Services, Inc.	2,247	61,141
Collectors Universe, Inc.	1,242	95,820
Franchise Group, Inc.	2,990	80,102
Houghton Mifflin Harcourt Co.*	14,468	43,549
K12, Inc.*	5,469	127,592
Laureate Education, Inc., Class A*	14,742	209,336
OneSpaWorld Holdings Ltd.	6,186	54,684
Perdoceo Education Corp.*	9,485	107,560
Regis Corp.*	3,222	27,355
Strategic Education, Inc.	3,304	310,213
Universal Technical Institute, Inc.*	3,958	25,964
Vivint Smart Home, Inc.*	9,992	220,124
WW International, Inc.*	6,459	190,605
		1,851,040
Diversified Financial Services - 0.1%
Alerus Financial Corp.	2,029	48,757
A-Mark Precious Metals, Inc.	676	20,679
Banco Latinoamericano de Comercio Exterior SA, Class E	4,250	62,772
Cannae Holdings, Inc.*	11,822	466,023
GWG Holdings, Inc.*(b)	435	3,306
Marlin Business Services Corp.	1,144	11,886
SWK Holdings Corp.*	487	6,312
		619,735
Diversified Telecommunication Services - 0.5%
Alaska Communications Systems Group, Inc.	7,113	21,766
Anterix, Inc.*	1,492	44,656
ATN International, Inc.	1,530	74,878
Bandwidth, Inc., Class A*	2,626	398,574
Cincinnati Bell, Inc.*	6,867	104,447
Cogent Communications Holdings, Inc.	5,825	338,665
Consolidated Communications Holdings, Inc.*	9,973	55,849
IDT Corp., Class B*	2,080	24,794
Iridium Communications, Inc.*	16,123	517,387
Liberty Latin America Ltd., Class A*	6,328	71,823
Liberty Latin America Ltd., Class C*	21,255	240,394
Ooma, Inc.*	2,848	44,457
ORBCOMM, Inc.*	10,142	58,012
Vonage Holdings Corp.*	31,743	408,215
		2,403,917
Electric Utilities - 0.4%
ALLETE, Inc.	7,139	401,497
Genie Energy Ltd., Class B	1,804	14,973
MGE Energy, Inc.	4,991	342,732
Otter Tail Corp.	5,559	221,360
PNM Resources, Inc.	10,889	534,759
Portland General Electric Co.	12,331	510,257
Spark Energy, Inc., Class A	1,644	15,256
		2,040,834
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	1,003	40,692
American Superconductor Corp.*	3,080	61,230

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Atkore International Group, Inc.*	6,483	252,707
AZZ, Inc.	3,570	159,186
Bloom Energy Corp., Class A*(b)	12,151	297,943
Encore Wire Corp.	2,790	144,159
EnerSys	5,828	476,789
FuelCell Energy, Inc.*(b)	29,169	297,524
LSI Industries, Inc.	3,515	27,487
Orion Energy Systems, Inc.*	3,695	38,132
Plug Power, Inc.*	51,325	1,354,467
Powell Industries, Inc.	1,233	31,848
Preformed Line Products Co.	410	24,867
Sunrun, Inc.*	20,004	1,281,856
Thermon Group Holdings, Inc.*	4,489	63,475
TPI Composites, Inc.*	4,163	167,478
Ultralife Corp.*	1,239	8,363
Vicor Corp.*	2,641	216,456
		4,944,659
Electronic Equipment, Instruments & Components - 1.4%
Akoustis Technologies, Inc.*(b)	4,251	32,350
Arlo Technologies, Inc.*	10,732	56,450
Badger Meter, Inc.	3,991	329,018
Bel Fuse, Inc., Class B	1,379	20,216
Belden, Inc.	6,049	232,766
Benchmark Electronics, Inc.	4,996	121,503
CTS Corp.	4,362	132,866
Daktronics, Inc.	5,006	22,577
ePlus, Inc.*	1,823	153,697
Fabrinet*	5,027	343,394
FARO Technologies, Inc.*	2,430	160,672
Fitbit, Inc., Class A*	33,338	239,367
II-VI, Inc.*	13,819	934,855
Insight Enterprises, Inc.*	4,743	339,030
Intellicheck, Inc.*(b)	2,461	24,167
Iteris, Inc.*	5,524	26,957
Itron, Inc.*	5,496	432,041
Kimball Electronics, Inc.*	3,297	50,807
Knowles Corp.*	12,130	205,967
Luna Innovations, Inc.*	4,006	40,160
Methode Electronics, Inc.	5,025	175,975
MTS Systems Corp.	2,643	92,584
Napco Security Technologies, Inc.*	1,598	48,739
nLight, Inc.*	4,777	143,406
Novanta, Inc.*	4,692	562,946
OSI Systems, Inc.*	2,328	205,097
PAR Technology Corp.*(b)	2,204	118,972
PC Connection, Inc.	1,505	68,703
Plexus Corp.*	3,937	294,133
Powerfleet, Inc.*	3,894	26,791
Research Frontiers, Inc.*(b)	3,629	10,633
Rogers Corp.*	2,549	374,474
Sanmina Corp.*	9,205	292,857
ScanSource, Inc.*	3,464	86,946
TTM Technologies, Inc.*	13,693	178,831
Vishay Intertechnology, Inc.	18,222	352,778
Vishay Precision Group, Inc.*	1,695	49,579
Wrap Technologies, Inc.*(b)	1,572	9,039
		6,991,343
Energy Equipment & Services - 0.4%
Archrock, Inc.	17,779	138,143
Aspen Aerogels, Inc.*	2,799	39,522
Bristow Group, Inc.*	901	20,047
Cactus, Inc., Class A	6,520	151,264
ChampionX Corp.*	25,458	302,441
DMC Global, Inc.	1,992	81,373
Dril-Quip, Inc.*	4,791	136,160
Exterran Corp.*	3,572	15,145
Frank's International NV*	21,237	47,359
Helix Energy Solutions Group, Inc.*	19,546	73,493
Liberty Oilfield Services, Inc., Class A	8,899	82,761
Matrix Service Co.*	3,542	33,932
Nabors Industries Ltd.(b)	962	50,399
National Energy Services Reunited Corp.*	2,828	24,717
Newpark Resources, Inc.*	12,188	18,282
NexTier Oilfield Solutions, Inc.*	22,170	62,076
Oceaneering International, Inc.*	13,597	82,534
Oil States International, Inc.*	8,254	36,648
Patterson-UTI Energy, Inc.	25,091	108,142
ProPetro Holding Corp.*	10,980	63,355
RPC, Inc.*	7,879	24,425
SEACOR Holdings, Inc.*	2,626	87,236
Select Energy Services, Inc., Class A*	8,077	34,166
Solaris Oilfield Infrastructure, Inc., Class A	3,952	26,557
Tidewater, Inc.*	5,530	52,590
Transocean Ltd.*(b)	80,133	148,246
US Silica Holdings, Inc.	10,094	43,606
		1,984,619
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	7,128	30,437
Cinemark Holdings, Inc.(b)	14,652	226,373
Eros STX Global Corp.*(b)	20,713	44,119
Gaia, Inc.*	1,665	16,600
Glu Mobile, Inc.*	20,020	202,402
IMAX Corp.*	6,777	100,503
Liberty Media Corp.-Liberty Braves, Class A*	1,377	34,659
Liberty Media Corp.-Liberty Braves, Class C*	4,987	124,675
LiveXLive Media, Inc.*(b)	6,304	15,760
Marcus Corp. (The)	3,071	36,054
		831,582
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust	11,625	165,075
Agree Realty Corp.	7,292	480,543
Alexander & Baldwin, Inc.	9,884	154,685
Alexander's, Inc.	299	81,735
Alpine Income Property Trust, Inc.	915	14,649
American Assets Trust, Inc.	6,903	198,047
American Finance Trust, Inc.	14,958	110,390
Armada Hoffler Properties, Inc.	7,880	83,607
Bluerock Residential Growth REIT, Inc.	3,371	34,384
BRT Apartments Corp.	1,437	18,767
CareTrust REIT, Inc.	13,095	254,436
CatchMark Timber Trust, Inc., Class A	6,675	64,013
Chatham Lodging Trust	6,343	69,836
CIM Commercial Trust Corp.	1,544	18,790
City Office REIT, Inc.	5,868	51,462
Clipper Realty, Inc.	2,040	12,954
Colony Capital, Inc.	65,822	284,351
Columbia Property Trust, Inc.	15,693	219,388
Community Healthcare Trust, Inc.	2,964	133,854

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
CoreCivic, Inc.	16,398	116,262
CorEnergy Infrastructure Trust, Inc.	1,879	11,183
CorePoint Lodging, Inc.	5,378	35,011
DiamondRock Hospitality Co.	27,366	205,792
Diversified Healthcare Trust	32,497	143,312
Easterly Government Properties, Inc.	10,963	237,459
EastGroup Properties, Inc.	5,298	722,276
Essential Properties Realty Trust, Inc.	12,661	260,057
Farmland Partners, Inc.(b)	3,581	28,576
Four Corners Property Trust, Inc.	9,639	269,988
Franklin Street Properties Corp.	14,235	66,050
Front Yard Residential Corp.	6,862	111,988
GEO Group, Inc. (The)(b)	16,135	152,476
Getty Realty Corp.	4,687	133,064
Gladstone Commercial Corp.	4,617	83,522
Gladstone Land Corp.	2,687	39,096
Global Medical REIT, Inc.	5,780	79,128
Global Net Lease, Inc.	12,363	206,338
Healthcare Realty Trust, Inc.	18,526	546,517
Hersha Hospitality Trust	4,660	37,746
Independence Realty Trust, Inc.	12,984	167,234
Industrial Logistics Properties Trust	8,904	193,484
Innovative Industrial Properties, Inc.	2,916	448,073
Investors Real Estate Trust	1,765	122,491
iStar, Inc.	9,999	140,986
Kite Realty Group Trust	11,375	163,800
Lexington Realty Trust	37,489	382,763
LTC Properties, Inc.	5,328	197,349
Macerich Co. (The)(b)	20,541	205,410
Mack-Cali Realty Corp.	11,896	162,499
Monmouth Real Estate Investment Corp.	13,009	192,923
National Health Investors, Inc.	5,889	380,783
National Storage Affiliates Trust	8,581	291,582
NETSTREIT Corp.	1,650	31,301
New Senior Investment Group, Inc.	11,230	62,102
NexPoint Residential Trust, Inc.	2,968	131,512
Office Properties Income Trust	6,554	149,759
One Liberty Properties, Inc.	2,204	39,187
Pebblebrook Hotel Trust	17,846	330,151
Physicians Realty Trust	28,606	496,314
Piedmont Office Realty Trust, Inc., Class A	17,298	270,368
Plymouth Industrial REIT, Inc.	2,163	28,422
PotlatchDeltic Corp.	8,982	418,022
Preferred Apartment Communities, Inc., Class A	6,519	50,913
PS Business Parks, Inc.	2,758	363,504
QTS Realty Trust, Inc., Class A	8,385	498,153
Retail Opportunity Investments Corp.	15,849	205,720
Retail Properties of America, Inc., Class A	29,386	238,027
Retail Value, Inc.*	2,253	34,696
RLJ Lodging Trust	22,499	277,413
RPT Realty	11,060	81,070
Ryman Hospitality Properties, Inc.	6,921	444,259
Sabra Health Care REIT, Inc.	28,153	463,961
Safehold, Inc.	2,366	161,054
Saul Centers, Inc.	1,636	51,043
Seritage Growth Properties, Class A*(b)	4,663	76,753
Service Properties Trust	22,465	266,435
SITE Centers Corp.	20,989	211,779
STAG Industrial, Inc.	20,541	611,711
Summit Hotel Properties, Inc.	14,172	123,155
Sunstone Hotel Investors, Inc.	29,460	309,330
Tanger Factory Outlet Centers, Inc.(b)	12,405	117,227
Terreno Realty Corp.	9,142	529,687
UMH Properties, Inc.	5,023	71,980
Uniti Group, Inc.	26,481	272,225
Universal Health Realty Income Trust	1,760	106,357
Urban Edge Properties	15,903	206,421
Urstadt Biddle Properties, Inc., Class A	4,070	57,143
Washington REIT	11,302	262,319
Whitestone REIT	5,457	41,037
Xenia Hotels & Resorts, Inc.	15,529	218,804
		17,295,498
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	4,272	97,103
BJ's Wholesale Club Holdings, Inc.*	18,769	769,341
Chefs' Warehouse, Inc. (The)*	4,137	95,337
HF Foods Group, Inc.*(b)	4,874	37,871
Ingles Markets, Inc., Class A	1,967	73,940
Natural Grocers by Vitamin Cottage, Inc.	1,243	18,098
Performance Food Group Co.*	17,947	778,541
PriceSmart, Inc.	3,112	252,943
Rite Aid Corp.*	7,501	99,013
SpartanNash Co.	4,867	91,889
United Natural Foods, Inc.*	7,471	128,875
Village Super Market, Inc., Class A	1,170	27,097
Weis Markets, Inc.	1,314	62,586
		2,532,634
Food Products - 0.9%
Alico, Inc.	716	22,189
B&G Foods, Inc.(b)	8,737	241,928
Bridgford Foods Corp.*	226	4,215
Calavo Growers, Inc.	2,253	161,382
Cal-Maine Foods, Inc.*	4,295	168,063
Darling Ingredients, Inc.*	22,055	1,064,815
Farmer Bros Co.*	2,198	9,781
Fresh Del Monte Produce, Inc.	4,257	108,085
Freshpet, Inc.*	5,311	726,970
Hostess Brands, Inc.*	16,771	227,247
J & J Snack Foods Corp.	2,060	299,503
John B Sanfilippo & Son, Inc.	1,208	89,646
Lancaster Colony Corp.	2,607	441,443
Landec Corp.*	3,547	36,712
Limoneira Co.	2,238	32,742
Sanderson Farms, Inc.	2,765	378,058
Seneca Foods Corp., Class A*	893	37,399
Simply Good Foods Co. (The)*	11,669	253,684
Tootsie Roll Industries, Inc.	2,204	68,270
Vital Farms, Inc.*(b)	1,406	41,674
		4,413,806
Gas Utilities - 0.6%
Brookfield Infrastructure Corp., Class A(b)	4,459	297,192

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Chesapeake Utilities Corp.	2,213	230,174
New Jersey Resources Corp.	13,064	431,504
Northwest Natural Holding Co.	4,169	199,778
ONE Gas, Inc.	7,188	569,146
RGC Resources, Inc.	1,051	25,497
South Jersey Industries, Inc.	13,829	318,344
Southwest Gas Holdings, Inc.	7,680	493,440
Spire, Inc.	6,880	440,045
		3,005,120
Health Care Equipment & Supplies - 2.0%
Accelerate Diagnostics, Inc.*(b)	4,256	33,325
Accuray, Inc.*	12,271	54,729
Acutus Medical, Inc.*	1,340	38,083
Alphatec Holdings, Inc.*	6,179	64,880
AngioDynamics, Inc.*	5,023	71,427
Antares Pharma, Inc.*	22,529	70,290
Apyx Medical Corp.*	4,579	35,029
Aspira Women's Health, Inc.*(b)	10,856	52,760
AtriCure, Inc.*	5,988	260,358
Atrion Corp.	199	119,400
Avanos Medical, Inc.*	6,530	276,807
Axogen, Inc.*	4,983	71,207
Axonics Modulation Technologies, Inc.*(b)	4,149	182,100
Bellerophon Therapeutics, Inc.*	615	4,403
Beyond Air, Inc.*(b)	1,912	10,210
BioLife Solutions, Inc.*	1,879	67,625
BioSig Technologies, Inc.*(b)	3,300	15,180
Cantel Medical Corp.	5,199	308,977
Cardiovascular Systems, Inc.*	5,298	182,569
Cerus Corp.*	22,500	149,625
Chembio Diagnostics, Inc.*(b)	2,705	15,527
Co-Diagnostics, Inc.*(b)	3,630	42,544
CONMED Corp.	3,718	378,827
CryoLife, Inc.*	5,048	105,099
CryoPort, Inc.*(b)	4,678	227,585
Cutera, Inc.*	2,366	59,197
CytoSorbents Corp.*	5,622	47,169
Electromed, Inc.*	960	9,686
ESC Co.*(e)	8,160	—
FONAR Corp.*	870	16,713
GenMark Diagnostics, Inc.*	9,544	127,603
Glaukos Corp.*	5,850	394,758
Heska Corp.*	960	120,000
Inari Medical, Inc.*(b)	1,053	72,731
Inogen, Inc.*	2,522	88,447
Integer Holdings Corp.*	4,478	322,819
IntriCon Corp.*	1,153	19,993
Invacare Corp.	4,631	39,502
iRadimed Corp.*	811	19,878
iRhythm Technologies, Inc.*	3,759	919,113
Lantheus Holdings, Inc.*	9,088	119,598
LeMaitre Vascular, Inc.	2,269	89,376
LENSAR, Inc.*	1,151	9,864
LivaNova plc*	6,693	353,725
Meridian Bioscience, Inc.*	5,796	109,544
Merit Medical Systems, Inc.*	7,425	408,895
Mesa Laboratories, Inc.	646	175,557
Milestone Scientific, Inc.*(b)	5,797	9,739
Misonix, Inc.*	1,650	23,001
Natus Medical, Inc.*	4,617	96,588
Nemaura Medical, Inc.*(b)	1,010	4,141
Neogen Corp.*	7,227	536,388
Nevro Corp.*	4,607	742,879
NuVasive, Inc.*	7,037	325,954
OraSure Technologies, Inc.*	9,737	116,844
Orthofix Medical, Inc.*	2,553	93,848
OrthoPediatrics Corp.*	1,794	82,093
PAVmed, Inc.*(b)	5,005	9,710
Pulse Biosciences, Inc.*(b)	1,871	27,878
Quotient Ltd.*	7,897	54,805
Repro-Med Systems, Inc.*	3,696	16,632
Retractable Technologies, Inc.*(b)	1,821	21,087
Rockwell Medical, Inc.*(b)	9,548	10,025
SeaSpine Holdings Corp.*	3,617	51,434
Shockwave Medical, Inc.*	3,892	380,754
SI-BONE, Inc.*	3,477	80,527
Sientra, Inc.*	6,356	32,861
Silk Road Medical, Inc.*	3,694	211,666
Soliton, Inc.*(b)	955	8,767
STAAR Surgical Co.*	6,270	446,863
Stereotaxis, Inc.*	6,062	26,067
Surgalign Holdings, Inc.*	8,001	18,082
Surmodics, Inc.*	1,814	67,916
Tactile Systems Technology, Inc.*	2,515	108,422
Tela Bio, Inc.*	940	15,388
TransMedics Group, Inc.*	3,447	51,257
Utah Medical Products, Inc.	476	41,093
Vapotherm, Inc.*(b)	2,693	67,756
Varex Imaging Corp.*	5,233	87,286
Venus Concept, Inc.*(b)	2,619	6,233
ViewRay, Inc.*	15,279	58,671
VolitionRX Ltd.*(b)	3,744	12,280
Zynex, Inc.*(b)	2,551	35,612
		10,343,281
Health Care Providers & Services - 1.6%
1Life Healthcare, Inc.*	10,768	353,944
AdaptHealth Corp.*	3,425	102,271
Addus HomeCare Corp.*	1,888	187,384
American Renal Associates Holdings, Inc.*	1,967	22,444
AMN Healthcare Services, Inc.*	6,389	416,307
Apollo Medical Holdings, Inc.*	2,709	49,358
Avalon GloboCare Corp.*	2,709	3,413
BioTelemetry, Inc.*	4,604	255,108
Brookdale Senior Living, Inc.*	25,163	106,691
Castle Biosciences, Inc.*	1,602	76,191
Community Health Systems, Inc.*	11,676	95,510
CorVel Corp.*	1,219	109,161
Covetrus, Inc.*	13,458	363,568
Cross Country Healthcare, Inc.*	4,901	42,639
Ensign Group, Inc. (The)	7,011	503,881
Enzo Biochem, Inc.*	6,087	13,209
Exagen, Inc.*	653	9,704
Five Star Senior Living, Inc.*	2,593	15,299
Fulgent Genetics, Inc.*(b)	1,325	59,519
Hanger, Inc.*	5,064	114,902
HealthEquity, Inc.*	10,328	740,414
InfuSystem Holdings, Inc.*	1,976	31,616
Joint Corp. (The)*	1,816	45,582
LHC Group, Inc.*	4,160	816,691
Magellan Health, Inc.*	3,245	256,517
MEDNAX, Inc.*	10,215	206,445
National HealthCare Corp.	1,719	106,956
National Research Corp.	1,852	95,026
Ontrak, Inc.*(b)	1,093	54,267
Option Care Health, Inc.*	6,015	94,736
Owens & Minor, Inc.	8,634	222,412

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Patterson Cos., Inc.	11,625	322,710
Pennant Group, Inc. (The)*	3,500	177,415
PetIQ, Inc.*	2,884	83,002
Progenity, Inc.*(b)	476	1,909
Progyny, Inc.*	3,660	129,893
Providence Service Corp. (The)*	1,665	226,090
R1 RCM, Inc.*	14,647	297,041
RadNet, Inc.*	5,962	111,012
Select Medical Holdings Corp.*	14,885	358,729
Sharps Compliance Corp.*(b)	1,967	15,638
Surgery Partners, Inc.*	3,087	75,415
Tenet Healthcare Corp.*	14,312	449,826
Tivity Health, Inc.*	5,935	109,382
Triple-S Management Corp., Class B*	3,114	69,785
US Physical Therapy, Inc.	1,745	185,354
Viemed Healthcare, Inc.*	4,788	46,683
		8,231,049
Health Care Technology - 0.7%
Accolade, Inc.*(b)	1,598	82,952
Allscripts Healthcare Solutions, Inc.*	22,161	303,163
Computer Programs and Systems, Inc.	1,765	50,179
Evolent Health, Inc., Class A*	10,348	150,356
Health Catalyst, Inc.*	4,615	164,525
HealthStream, Inc.*	3,527	65,884
HMS Holdings Corp.*	12,072	379,302
iCAD, Inc.*	2,758	27,635
Inovalon Holdings, Inc., Class A*	10,100	188,567
Inspire Medical Systems, Inc.*	3,592	667,178
NantHealth, Inc.*(b)	3,696	8,501
NextGen Healthcare, Inc.*	7,644	135,605
Omnicell, Inc.*	5,819	610,122
OptimizeRx Corp.*	1,995	52,708
Phreesia, Inc.*	3,912	172,754
Schrodinger, Inc.*	3,995	277,972
Simulations Plus, Inc.	1,929	107,966
Tabula Rasa HealthCare, Inc.*(b)	2,801	96,523
Vocera Communications, Inc.*	4,401	148,886
		3,690,778
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc.*	6,083	63,507
Bally's Corp.	2,449	108,809
Biglari Holdings, Inc., Class A*	12	7,044
Biglari Holdings, Inc., Class B*	136	15,232
BJ's Restaurants, Inc.	3,020	99,751
Bloomin' Brands, Inc.	12,000	210,000
Bluegreen Vacations Corp.	709	4,509
Bluegreen Vacations Holding Corp.	1,706	21,683
Boyd Gaming Corp.	11,139	428,740
Brinker International, Inc.	6,148	308,076
Caesars Entertainment, Inc.*	22,727	1,548,164
Carrols Restaurant Group, Inc.*	4,836	32,885
Century Casinos, Inc.*	3,704	21,891
Cheesecake Factory, Inc. (The)	5,807	217,646
Churchill Downs, Inc.	5,212	937,743
Chuy's Holdings, Inc.*	2,693	63,824
Cracker Barrel Old Country Store, Inc.	3,245	452,937
Dave & Buster's Entertainment, Inc.	6,059	153,414
Del Taco Restaurants, Inc.*	4,081	36,117
Denny's Corp.*	8,511	97,962
Dine Brands Global, Inc.	2,141	134,819
El Pollo Loco Holdings, Inc.*	2,513	39,379
Everi Holdings, Inc.*	11,249	119,689
Fiesta Restaurant Group, Inc.*	2,466	28,976
GAN Ltd.*(b)	1,010	16,413
Golden Entertainment, Inc.*	2,296	38,228
Hilton Grand Vacations, Inc.*	11,669	323,698
International Game Technology plc	13,625	171,539
Jack in the Box, Inc.	3,107	285,813
Kura Sushi USA, Inc., Class A*(b)	459	7,560
Lindblad Expeditions Holdings, Inc.*	3,529	45,206
Marriott Vacations Worldwide Corp.	5,551	706,809
Monarch Casino & Resort, Inc.*	1,731	95,586
Nathan's Famous, Inc.	386	21,925
Noodles & Co.*	4,281	34,034
Papa John's International, Inc.	4,486	360,495
Penn National Gaming, Inc.*	20,841	1,458,870
PlayAGS, Inc.*	3,640	17,909
RCI Hospitality Holdings, Inc.	1,156	34,114
Red Robin Gourmet Burgers, Inc.*	2,121	42,653
Red Rock Resorts, Inc., Class A	9,018	196,096
Ruth's Hospitality Group, Inc.	4,444	69,193
Scientific Games Corp.*	7,822	291,604
SeaWorld Entertainment, Inc.*	6,966	194,351
Shake Shack, Inc., Class A*	4,811	392,866
Target Hospitality Corp.*(b)	4,068	6,427
Texas Roadhouse, Inc.	8,996	681,897
Wingstop, Inc.	4,066	517,642
		11,163,725
Household Durables - 1.3%
Beazer Homes USA, Inc.*	3,898	57,729
Casper Sleep, Inc.*(b)	3,465	21,795
Cavco Industries, Inc.*	1,253	225,552
Century Communities, Inc.*	4,002	178,089
Ethan Allen Interiors, Inc.	3,103	56,692
GoPro, Inc., Class A*	17,709	123,786
Green Brick Partners, Inc.*	3,252	70,796
Hamilton Beach Brands Holding Co., Class A	937	17,597
Helen of Troy Ltd.*	3,466	700,097
Hooker Furniture Corp.	1,600	48,432
Installed Building Products, Inc.*	3,130	309,307
iRobot Corp.*(b)	3,791	297,328
KB Home	12,095	425,744
La-Z-Boy, Inc.	6,102	226,018
Legacy Housing Corp.*	1,141	17,001
LGI Homes, Inc.*	3,056	330,201
Lifetime Brands, Inc.	1,665	22,428
Lovesac Co. (The)*	1,337	42,624
M/I Homes, Inc.*	3,813	173,301
MDC Holdings, Inc.	6,968	336,345
Meritage Homes Corp.*	5,095	459,314
Purple Innovation, Inc.*	3,034	90,474
Skyline Champion Corp.*	7,202	221,317
Sonos, Inc.*	11,051	245,774
Taylor Morrison Home Corp., Class A*	17,300	437,344
TopBuild Corp.*	4,534	789,959
TRI Pointe Group, Inc.*	17,764	310,515
Tupperware Brands Corp.*	6,717	226,027
Turtle Beach Corp.*	1,848	34,539
Universal Electronics, Inc.*	1,850	97,421

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
VOXX International Corp.*	2,713	34,916
		6,628,462
Household Products - 0.1%
Central Garden & Pet Co.*	1,321	52,893
Central Garden & Pet Co., Class A*	5,408	199,501
Oil-Dri Corp. of America	694	23,894
WD-40 Co.	1,871	475,814
		752,102
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	11,926	24,568
Brookfield Renewable Corp.	9,365	741,240
Clearway Energy, Inc., Class A	4,784	129,838
Clearway Energy, Inc., Class C	11,098	324,838
Ormat Technologies, Inc.	5,488	432,509
Sunnova Energy International, Inc.*	7,279	294,872
		1,947,865
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.	4,892	123,376

Insurance - 1.4%
Ambac Financial Group, Inc.*	6,209	90,900
American Equity Investment Life Holding Co.	12,435	326,792
AMERISAFE, Inc.	2,621	143,447
Argo Group International Holdings Ltd.	4,451	174,435
BRP Group, Inc., Class A*	4,624	136,177
Citizens, Inc.*(b)	6,793	43,068
CNO Financial Group, Inc.	19,373	412,257
Crawford & Co., Class A	2,231	16,398
Donegal Group, Inc., Class A	1,496	20,914
eHealth, Inc.*	3,500	265,965
Employers Holdings, Inc.	3,948	120,453
Enstar Group Ltd.*	1,652	312,691
FBL Financial Group, Inc., Class A	1,321	68,692
FedNat Holding Co.	1,687	9,515
Genworth Financial, Inc., Class A*	69,125	313,827
Goosehead Insurance, Inc., Class A	1,776	218,643
Greenlight Capital Re Ltd., Class A*	3,808	29,360
HCI Group, Inc.	832	43,389
Heritage Insurance Holdings, Inc.	3,439	35,559
Horace Mann Educators Corp.	5,678	226,666
Independence Holding Co.	629	24,801
Investors Title Co.	178	30,260
James River Group Holdings Ltd.	4,090	186,422
Kinsale Capital Group, Inc.	2,898	695,984
MBIA, Inc.*	7,280	46,374
National General Holdings Corp.	9,338	318,239
National Western Life Group, Inc., Class A	347	64,570
NI Holdings, Inc.*	1,228	20,999
Palomar Holdings, Inc.*	2,781	183,824
ProAssurance Corp.	7,351	116,954
ProSight Global, Inc.*	1,277	16,282
Protective Insurance Corp., Class B	1,235	17,648
RLI Corp.	5,427	519,527
Safety Insurance Group, Inc.	1,976	140,790
Selective Insurance Group, Inc.	8,097	500,557
Selectquote, Inc.*	4,358	93,479
State Auto Financial Corp.	2,413	36,243
Stewart Information Services Corp.	3,605	150,941
Third Point Reinsurance Ltd.*	11,038	105,302
Tiptree, Inc.	3,355	17,077
Trean Insurance Group, Inc.*	1,652	23,541
Trupanion, Inc.*	4,066	412,211
United Fire Group, Inc.	2,874	62,854
United Insurance Holdings Corp.	2,784	12,333
Universal Insurance Holdings, Inc.	3,786	52,853
Vericity, Inc.(b)	250	2,740
Watford Holdings Ltd.*	2,339	81,210
		6,943,163
Interactive Media & Services - 0.2%
Cargurus, Inc.*	11,826	296,241
Cars.com, Inc.*	9,239	103,200
DHI Group, Inc.*	6,661	12,789
Eventbrite, Inc., Class A*(b)	8,705	145,983
EverQuote, Inc., Class A*	1,922	72,382
Liberty TripAdvisor Holdings, Inc., Class A*	9,960	27,390
QuinStreet, Inc.*	6,479	115,618
TrueCar, Inc.*	14,517	59,229
Yelp, Inc.*	9,753	311,511
		1,144,343
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	3,410	79,930
CarParts.com, Inc.*(b)	2,891	43,567
Duluth Holdings, Inc., Class B*(b)	1,510	22,197
Groupon, Inc.*	3,191	96,241
Lands' End, Inc.*	1,598	39,854
Liquidity Services, Inc.*	3,804	36,176
Magnite, Inc.*	14,513	275,747
Overstock.com, Inc.*	5,841	394,209
PetMed Express, Inc.	2,684	82,399
Quotient Technology, Inc.*	11,771	87,694
RealReal, Inc. (The)*	8,543	118,321
Shutterstock, Inc.	2,997	206,074
Stamps.com, Inc.*	2,330	436,782
Stitch Fix, Inc., Class A*(b)	7,712	312,336
Waitr Holdings, Inc.*	11,460	38,047
		2,269,574
IT Services - 1.2%
Brightcove, Inc.*	5,415	90,430
Cardtronics plc, Class A*	4,930	119,700
Cass Information Systems, Inc.	1,959	83,120
Conduent, Inc.*	22,617	95,444
CSG Systems International, Inc.	4,476	194,169
Endurance International Group Holdings, Inc.*	9,064	85,927
EVERTEC, Inc.	8,253	306,764
Evo Payments, Inc., Class A*	5,588	140,482
ExlService Holdings, Inc.*	4,610	383,829
GreenSky, Inc., Class A*	8,512	36,261
Grid Dynamics Holdings, Inc.*(b)	2,972	32,068
GTT Communications, Inc.*(b)	4,366	19,822
Hackett Group, Inc. (The)	3,423	48,196
I3 Verticals, Inc., Class A*	2,029	56,609
Information Services Group, Inc.*	4,931	14,892
International Money Express, Inc.*	3,243	51,045
KBR, Inc.	19,518	542,015
Limelight Networks, Inc.*	16,215	71,832
LiveRamp Holdings, Inc.*	8,789	514,244
ManTech International Corp., Class A	3,716	286,021
MAXIMUS, Inc.	8,377	601,552

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
MoneyGram International, Inc.*	8,493	57,583
NIC, Inc.	9,014	211,243
Paysign, Inc.*(b)	4,217	20,621
Perficient, Inc.*	4,462	203,155
Perspecta, Inc.	19,079	427,751
PFSweb, Inc.*	2,171	14,741
Priority Technology Holdings, Inc.*	1,051	5,129
Rackspace Technology, Inc.*(b)	4,640	83,334
Repay Holdings Corp.*	8,151	196,684
ServiceSource International, Inc.*	11,907	18,337
StarTek, Inc.*	2,391	18,698
Sykes Enterprises, Inc.*	5,298	199,364
TTEC Holdings, Inc.	2,490	168,473
Tucows, Inc., Class A*(b)	1,284	93,090
Unisys Corp.*	8,471	123,507
Verra Mobility Corp.*	18,323	223,541
Virtusa Corp.*	3,991	199,869
		6,039,542
Leisure Products - 0.4%
Acushnet Holdings Corp.	4,699	177,152
American Outdoor Brands, Inc.*	1,871	25,979
Callaway Golf Co.	12,804	272,085
Clarus Corp.	3,200	46,080
Escalade, Inc.	1,420	27,363
Johnson Outdoors, Inc., Class A	719	60,108
Malibu Boats, Inc., Class A*	2,813	160,313
Marine Products Corp.	978	15,081
MasterCraft Boat Holdings, Inc.*	2,531	54,822
Nautilus, Inc.*	4,063	85,729
Smith & Wesson Brands, Inc.	7,479	117,869
Sturm Ruger & Co., Inc.	2,314	141,709
Vista Outdoor, Inc.*	7,998	164,999
YETI Holdings, Inc.*	10,963	692,533
		2,041,822
Life Sciences Tools & Services - 0.5%
Champions Oncology, Inc.*	985	11,199
ChromaDex Corp.*	5,583	27,692
Codexis, Inc.*	7,353	136,178
Fluidigm Corp.*	9,667	60,515
Harvard Bioscience, Inc.*	5,244	20,556
Luminex Corp.	5,893	139,841
Medpace Holdings, Inc.*	3,738	479,810
NanoString Technologies, Inc.*	5,176	256,937
NeoGenomics, Inc.*	14,200	675,636
Pacific Biosciences of California, Inc.*	22,862	361,448
Personalis, Inc.*	3,243	89,280
Quanterix Corp.*	2,878	124,301
		2,383,393
Machinery - 2.3%
Alamo Group, Inc.	1,350	183,222
Albany International Corp., Class A	4,219	289,128
Altra Industrial Motion Corp.	8,836	501,531
Astec Industries, Inc.	3,073	178,234
Barnes Group, Inc.	6,440	296,304
Blue Bird Corp.*	2,107	34,576
Chart Industries, Inc.*	4,947	511,322
CIRCOR International, Inc.*	2,731	90,314
Columbus McKinnon Corp.	3,175	119,983
Douglas Dynamics, Inc.	3,090	120,881
Eastern Co. (The)	735	16,244
Energy Recovery, Inc.*	5,501	58,696
Enerpac Tool Group Corp.	7,430	166,358
EnPro Industries, Inc.	2,837	200,888
ESCO Technologies, Inc.	3,511	347,238
Evoqua Water Technologies Corp.*	12,509	326,360
ExOne Co. (The)*(b)	1,582	18,857
Federal Signal Corp.	8,198	254,384
Franklin Electric Co., Inc.	6,309	426,425
Gencor Industries, Inc.*	1,246	15,027
Gorman-Rupp Co. (The)	2,420	79,618
Graham Corp.	1,321	20,859
Greenbrier Cos., Inc. (The)	4,420	147,495
Helios Technologies, Inc.	4,257	209,572
Hillenbrand, Inc.	10,159	380,658
Hurco Cos., Inc.	859	25,607
Hyster-Yale Materials Handling, Inc.	1,354	74,524
John Bean Technologies Corp.	4,291	474,413
Kadant, Inc.	1,575	201,458
Kennametal, Inc.	11,375	398,011
L B Foster Co., Class A*	1,391	20,253
Lindsay Corp.	1,490	172,572
Luxfer Holdings plc	3,964	59,579
Lydall, Inc.*	2,344	64,226
Manitowoc Co., Inc. (The)*	4,636	51,506
Mayville Engineering Co., Inc.*	1,003	11,053
Meritor, Inc.*	9,508	251,011
Miller Industries, Inc.	1,517	50,653
Mueller Industries, Inc.	7,661	250,974
Mueller Water Products, Inc., Class A	21,480	254,968
Navistar International Corp.*	6,846	303,004
NN, Inc.*	5,744	35,986
Omega Flex, Inc.	396	56,121
Park-Ohio Holdings Corp.	1,199	33,680
Proto Labs, Inc.*	3,665	506,356
RBC Bearings, Inc.*	3,376	570,004
REV Group, Inc.	3,768	34,816
Rexnord Corp.	16,710	626,792
Shyft Group, Inc. (The)	4,730	122,649
SPX Corp.*	5,893	301,898
SPX FLOW, Inc.*	5,832	312,479
Standex International Corp.	1,688	127,377
Tennant Co.	2,513	168,773
Terex Corp.	9,231	286,161
TriMas Corp.*	5,925	158,375
Wabash National Corp.	7,250	128,180
Watts Water Technologies, Inc., Class A	3,755	439,898
Welbilt, Inc.*	17,859	168,768
		11,736,299
Marine - 0.1%
Costamare, Inc.	6,802	48,838
Eagle Bulk Shipping, Inc.*	872	16,245
Genco Shipping & Trading Ltd.	2,338	17,629
Matson, Inc.	5,866	340,991
Pangaea Logistics Solutions Ltd.*	1,447	3,820
Safe Bulkers, Inc.*	7,119	8,543
Scorpio Bulkers, Inc.	1,231	21,099
		457,165
Media - 0.5%
AMC Networks, Inc., Class A*(b)	5,318	175,334
Boston Omaha Corp., Class A*	1,796	41,631
Cardlytics, Inc.*	3,590	426,061
comScore, Inc.*	8,122	20,711

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Daily Journal Corp.*(b)	146	39,420
Emerald Holding, Inc.	3,352	14,280
Entercom Communications Corp., Class A	16,068	39,045
Entravision Communications Corp., Class A	8,061	23,377
EW Scripps Co. (The), Class A	7,682	98,022
Fluent, Inc.*	5,731	19,715
Gannett Co., Inc.*(b)	18,022	51,182
Gray Television, Inc.*	11,899	210,136
Hemisphere Media Group, Inc.*	2,251	24,221
iHeartMedia, Inc., Class A*(b)	8,203	98,067
Loral Space & Communications, Inc.	1,765	40,560
Meredith Corp.	5,438	110,663
MSG Networks, Inc., Class A*	5,454	66,212
National CineMedia, Inc.	8,535	28,763
Saga Communications, Inc., Class A	516	11,739
Scholastic Corp.	3,971	94,192
Sinclair Broadcast Group, Inc., Class A(b)	6,057	165,114
TechTarget, Inc.*	3,195	167,738
TEGNA, Inc.	30,059	433,150
Tribune Publishing Co.	2,148	25,948
WideOpenWest, Inc.*	7,173	58,747
		2,484,028
Metals & Mining - 1.0%
Alcoa Corp.*	25,672	510,873
Allegheny Technologies, Inc.*	17,388	234,564
Arconic Corp.*	13,647	375,429
Caledonia Mining Corp. plc	1,527	22,035
Carpenter Technology Corp.	6,508	159,055
Century Aluminum Co.*	6,925	70,289
Cleveland-Cliffs, Inc.(b)	54,124	595,905
Coeur Mining, Inc.*	33,180	235,246
Commercial Metals Co.	16,307	324,672
Compass Minerals International, Inc.	4,685	292,625
Gold Resource Corp.	8,953	26,680
Haynes International, Inc.	1,708	36,192
Hecla Mining Co.	71,512	341,827
Kaiser Aluminum Corp.	2,155	168,047
Materion Corp.	2,785	162,365
Novagold Resources, Inc.*	32,579	324,487
Olympic Steel, Inc.	1,243	18,446
Ryerson Holding Corp.*	2,190	23,521
Schnitzer Steel Industries, Inc., Class A	3,529	90,413
SunCoke Energy, Inc.	11,366	51,147
TimkenSteel Corp.*	6,169	29,056
United States Steel Corp.(b)	30,019	425,970
Warrior Met Coal, Inc.	7,042	122,672
Worthington Industries, Inc.	5,005	258,859
		4,900,375
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Anworth Mortgage Asset Corp.	13,433	28,881
Apollo Commercial Real Estate Finance, Inc.	20,331	219,168
Arbor Realty Trust, Inc.	14,427	192,168
Ares Commercial Real Estate Corp.	4,223	47,044
Arlington Asset Investment Corp., Class A	4,753	15,257
ARMOUR Residential REIT, Inc.	8,770	92,787
Blackstone Mortgage Trust, Inc., Class A	18,868	490,191
Broadmark Realty Capital, Inc.	17,626	178,904
Capstead Mortgage Corp.	13,070	73,584
Cherry Hill Mortgage Investment Corp.	2,082	18,863
Chimera Investment Corp.	26,303	269,869
Colony Credit Real Estate, Inc.	11,528	83,693
Dynex Capital, Inc.	3,031	53,376
Ellington Financial, Inc.	5,654	81,417
Ellington Residential Mortgage REIT	1,226	14,957
Granite Point Mortgage Trust, Inc.	7,484	69,302
Great Ajax Corp.	2,833	28,103
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,943	543,484
Invesco Mortgage Capital, Inc.(b)	25,032	83,106
KKR Real Estate Finance Trust, Inc.	3,908	71,243
Ladder Capital Corp.	14,480	132,058
MFA Financial, Inc.	62,186	230,088
New York Mortgage Trust, Inc.	51,915	182,481
Orchid Island Capital, Inc.	9,119	48,787
PennyMac Mortgage Investment Trust	13,579	232,201
Ready Capital Corp.	5,735	74,211
Redwood Trust, Inc.	15,754	136,272
TPG RE Finance Trust, Inc.	8,221	85,252
Two Harbors Investment Corp.	37,533	234,206
Western Asset Mortgage Capital Corp.(b)	8,154	25,033
		4,035,986
Multiline Retail - 0.1%
Big Lots, Inc.	5,379	277,933
Dillard's, Inc., Class A(b)	1,039	48,583
Macy's, Inc.(b)	42,794	436,927
		763,443
Multi-Utilities - 0.3%
Avista Corp.	9,231	346,347
Black Hills Corp.	8,624	524,598
NorthWestern Corp.	6,952	403,216
Unitil Corp.	2,026	82,823
		1,356,984
Oil, Gas & Consumable Fuels - 0.8%
Adams Resources & Energy, Inc.	304	8,056
Antero Resources Corp.*	33,265	130,399
Arch Resources, Inc.	2,062	68,953
Ardmore Shipping Corp.	4,598	15,219
Berry Corp.	9,276	35,620
Bonanza Creek Energy, Inc.*	2,583	57,007
Brigham Minerals, Inc., Class A	5,061	52,736
Clean Energy Fuels Corp.*	17,808	81,026
CNX Resources Corp.*	30,486	286,873
Comstock Resources, Inc.*	3,350	16,314
CONSOL Energy, Inc.*	3,559	18,827
Contango Oil & Gas Co.*	12,550	20,959
CVR Energy, Inc.	4,061	57,423
Delek US Holdings, Inc.	8,559	113,749
DHT Holdings, Inc.	15,279	78,076
Diamond S Shipping, Inc.*	3,751	25,807
Dorian LPG Ltd.*	5,161	56,410
Earthstone Energy, Inc., Class A*	3,192	12,066
Energy Fuels, Inc.*	17,073	35,512

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Evolution Petroleum Corp.	3,887	11,816
Falcon Minerals Corp.	5,237	12,045
Frontline Ltd.(b)	16,155	100,969
Golar LNG Ltd.*	12,473	113,504
Goodrich Petroleum Corp.*	1,260	14,566
Green Plains, Inc.*	4,685	69,244
International Seaways, Inc.	3,290	55,568
Kosmos Energy Ltd.	55,241	97,224
Magnolia Oil & Gas Corp., Class A*	16,990	106,187
Matador Resources Co.*	15,123	153,952
NACCO Industries, Inc., Class A	507	13,562
NextDecade Corp.*(b)	2,874	6,898
Nordic American Tankers Ltd.(b)	19,766	63,054
Overseas Shipholding Group, Inc., Class A*	9,055	18,110
Ovintiv, Inc.	35,872	457,727
Par Pacific Holdings, Inc.*	5,488	62,508
PBF Energy, Inc., Class A	13,232	96,064
PDC Energy, Inc.*	13,666	228,496
Peabody Energy Corp.*	8,600	11,610
Penn Virginia Corp.*	1,868	16,849
PrimeEnergy Resources Corp.*	63	3,863
Range Resources Corp.	29,347	214,233
Renewable Energy Group, Inc.*	5,235	304,049
REX American Resources Corp.*	760	59,660
Scorpio Tankers, Inc.	7,013	80,930
SFL Corp. Ltd.	13,227	89,547
SM Energy Co.	15,640	66,157
Southwestern Energy Co.*	82,121	255,396
Talos Energy, Inc.*	1,692	14,484
Tellurian, Inc.*(b)	22,475	33,488
Uranium Energy Corp.*(b)	24,906	26,400
W&T Offshore, Inc.*(b)	12,922	25,327
Whiting Petroleum Corp.*	160	3,622
World Fuel Services Corp.	8,561	243,304
		4,301,445
Paper & Forest Products - 0.3%
Boise Cascade Co.	5,355	231,604
Clearwater Paper Corp.*	2,206	77,011
Domtar Corp.	7,535	226,803
Glatfelter Corp.	5,996	96,416
Louisiana-Pacific Corp.	15,459	529,162
Neenah, Inc.	2,299	111,524
Schweitzer-Mauduit International, Inc.	4,255	147,989
Verso Corp., Class A	4,290	46,375
		1,466,884
Personal Products - 0.2%
BellRing Brands, Inc., Class A*	5,452	111,221
Edgewell Personal Care Co.*	7,469	259,548
elf Beauty, Inc.*	6,192	134,614
Inter Parfums, Inc.	2,432	132,082
Lifevantage Corp.*	1,872	19,899
Medifast, Inc.	1,548	316,009
Nature's Sunshine Products, Inc.*	1,217	15,127
Revlon, Inc., Class A*(b)	944	12,140
USANA Health Sciences, Inc.*	1,585	119,160
Veru, Inc.*	7,282	22,137
		1,141,937
Pharmaceuticals - 0.9%
AcelRx Pharmaceuticals, Inc.*(b)	10,962	16,443
Aerie Pharmaceuticals, Inc.*	5,027	62,385
Agile Therapeutics, Inc.*(b)	9,305	26,240
Amneal Pharmaceuticals, Inc.*	13,587	53,669
Amphastar Pharmaceuticals, Inc.*	4,991	88,640
ANI Pharmaceuticals, Inc.*	1,294	38,251
Aquestive Therapeutics, Inc.*(b)	2,722	19,217
Arvinas, Inc.*	4,005	96,921
Avenue Therapeutics, Inc.*(b)	909	3,081
Axsome Therapeutics, Inc.*	3,786	274,447
Aytu BioScience, Inc.*(b)	3,136	2,772
BioDelivery Sciences International, Inc.*	12,296	46,725
Cara Therapeutics, Inc.*	5,639	82,724
Cassava Sciences, Inc.*(b)	3,177	24,526
Cerecor, Inc.*	4,972	12,430
Chiasma, Inc.*	6,863	29,374
Collegium Pharmaceutical, Inc.*	4,712	87,125
Corcept Therapeutics, Inc.*	13,163	298,010
CorMedix, Inc.*(b)	4,232	38,088
Cymabay Therapeutics, Inc.*	9,491	71,182
Durect Corp.*	27,741	51,321
Eloxx Pharmaceuticals, Inc.*(b)	3,649	10,436
Endo International plc*	31,039	157,678
Eton Pharmaceuticals, Inc.*(b)	2,021	16,047
Evofem Biosciences, Inc.*(b)	10,513	23,549
Evolus, Inc.*(b)	2,979	11,112
Fulcrum Therapeutics, Inc.*	1,971	22,529
Harrow Health, Inc.*	3,062	17,606
IMARA, Inc.*(b)	680	17,347
Innoviva, Inc.*	8,693	90,885
Intersect ENT, Inc.*	4,455	85,224
Intra-Cellular Therapies, Inc.*	8,955	211,696
Kala Pharmaceuticals, Inc.*(b)	5,419	40,426
Kaleido Biosciences, Inc.*(b)	1,590	12,529
Lannett Co., Inc.*	4,360	26,858
Liquidia Technologies, Inc.*(b)	3,707	10,343
Lyra Therapeutics, Inc.*	561	6,968
Marinus Pharmaceuticals, Inc.*(b)	3,423	54,391
NGM Biopharmaceuticals, Inc.*	3,265	77,380
Ocular Therapeutix, Inc.*	8,289	145,057
Odonate Therapeutics, Inc.*	1,791	26,901
Omeros Corp.*(b)	8,093	93,798
Optinose, Inc.*(b)	4,792	19,408
Osmotica Pharmaceuticals plc*	1,775	10,863
Pacira BioSciences, Inc.*	5,741	347,847
Paratek Pharmaceuticals, Inc.*	5,982	37,029
Phathom Pharmaceuticals, Inc.*	1,481	63,416
Phibro Animal Health Corp., Class A	2,794	52,779
Pliant Therapeutics, Inc.*(b)	1,422	39,133
Prestige Consumer Healthcare, Inc.*	6,903	245,540
Provention Bio, Inc.*	6,522	97,765
Recro Pharma, Inc.*	2,657	6,350
Relmada Therapeutics, Inc.*	1,976	70,267
Revance Therapeutics, Inc.*	8,627	208,256
Satsuma Pharmaceuticals, Inc.*	1,256	5,652
scPharmaceuticals, Inc.*	966	8,907
SIGA Technologies, Inc.*	7,141	49,487
Strongbridge Biopharma plc*	4,868	13,484
Supernus Pharmaceuticals, Inc.*	6,686	142,412
TherapeuticsMD, Inc.*(b)	32,374	43,381
Theravance Biopharma, Inc.*	6,301	104,534
Tricida, Inc.*	3,882	28,377
Verrica Pharmaceuticals, Inc.*(b)	1,701	15,564

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
VYNE Therapeutics, Inc.*	19,897	33,825
WaVe Life Sciences Ltd.*	3,355	29,591
Xeris Pharmaceuticals, Inc.*	6,297	27,455
Zogenix, Inc.*	7,619	163,275
		4,446,928
Professional Services - 0.8%
Acacia Research Corp.*	6,518	24,051
Akerna Corp.*(b)	1,233	5,290
ASGN, Inc.*	6,979	545,618
Barrett Business Services, Inc.	1,044	69,645
BG Staffing, Inc.	1,257	16,027
CBIZ, Inc.*	6,993	169,370
CRA International, Inc.	1,037	47,546
Exponent, Inc.	7,035	583,975
Forrester Research, Inc.*	1,496	61,934
Franklin Covey Co.*	1,717	37,722
GP Strategies Corp.*	1,782	20,493
Heidrick & Struggles International, Inc.	2,626	68,539
Huron Consulting Group, Inc.*	3,103	136,749
ICF International, Inc.	2,497	180,858
Insperity, Inc.	4,976	425,448
Kelly Services, Inc., Class A	4,617	94,464
Kforce, Inc.	2,702	110,917
Korn Ferry	7,689	307,868
Mastech Digital, Inc.*	546	9,719
Mistras Group, Inc.*	2,489	12,993
Red Violet, Inc.*(b)	928	24,843
Resources Connection, Inc.	4,182	50,644
TriNet Group, Inc.*	5,645	423,375
TrueBlue, Inc.*	4,899	93,571
Upwork, Inc.*	12,717	416,100
Willdan Group, Inc.*	1,418	55,132
		3,992,891
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA*	624	8,224
American Realty Investors, Inc.*	141	1,297
CTO Realty Growth, Inc., REIT	633	25,852
Cushman & Wakefield plc*	15,144	225,646
eXp World Holdings, Inc.*	3,335	177,856
Fathom Holdings, Inc.*	653	14,497
Forestar Group, Inc.*	2,281	44,388
FRP Holdings, Inc.*	899	41,165
Griffin Industrial Realty, Inc.	354	25,226
Kennedy-Wilson Holdings, Inc.	16,759	267,809
Marcus & Millichap, Inc.*	3,193	114,469
Maui Land & Pineapple Co., Inc.*	920	11,206
Newmark Group, Inc., Class A	19,573	137,402
Rafael Holdings, Inc., Class B*	1,253	26,839
RE/MAX Holdings, Inc., Class A	2,436	76,247
Realogy Holdings Corp.*	15,713	193,427
Redfin Corp.*	13,285	636,219
RMR Group, Inc. (The), Class A	2,085	77,228
St Joe Co. (The)	4,507	148,776
Stratus Properties, Inc.*	811	19,748
Tejon Ranch Co.*	2,871	41,141
Transcontinental Realty Investors, Inc.*	187	4,879
		2,319,541
Road & Rail - 0.3%
ArcBest Corp.	3,447	144,464
Avis Budget Group, Inc.*	7,218	253,857
Covenant Logistics Group, Inc., Class A*	1,600	29,584
Daseke, Inc.*	6,244	42,147
Heartland Express, Inc.	6,670	123,262
Marten Transport Ltd.	8,108	142,944
PAM Transportation Services, Inc.*	238	10,972
Saia, Inc.*	3,605	629,217
Universal Logistics Holdings, Inc.	1,051	22,607
US Xpress Enterprises, Inc., Class A*	3,033	22,747
Werner Enterprises, Inc.	8,356	334,156
		1,755,957
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc.*	5,206	502,171
Alpha & Omega Semiconductor Ltd.*	2,816	69,949
Ambarella, Inc.*	4,534	354,241
Amkor Technology, Inc.*	13,672	201,525
Atomera, Inc.*(b)	2,197	20,608
Axcelis Technologies, Inc.*	4,552	122,813
AXT, Inc.*	5,345	52,114
Brooks Automation, Inc.	9,956	726,688
CEVA, Inc.*	2,973	116,779
CMC Materials, Inc.	3,969	612,337
Cohu, Inc.	5,629	159,807
CyberOptics Corp.*	976	26,118
Diodes, Inc.*	5,801	394,236
DSP Group, Inc.*	3,040	51,163
FormFactor, Inc.*	10,583	433,903
GSI Technology, Inc.*	2,259	15,000
Ichor Holdings Ltd.*	3,027	96,561
Impinj, Inc.*	2,312	96,619
Lattice Semiconductor Corp.*	18,429	771,254
MACOM Technology Solutions Holdings, Inc.*	6,432	287,382
Maxeon Solar Technologies Ltd.*(b)	1,314	32,088
MaxLinear, Inc.*	9,258	289,313
NeoPhotonics Corp.*	6,717	54,139
NVE Corp.	651	33,325
Onto Innovation, Inc.*	6,503	287,498
PDF Solutions, Inc.*	3,962	87,441
Photronics, Inc.*	8,666	100,439
Pixelworks, Inc.*	5,343	15,922
Power Integrations, Inc.	8,083	577,045
Rambus, Inc.*	15,549	244,430
Semtech Corp.*	8,850	597,110
Silicon Laboratories, Inc.*	5,938	695,993
SiTime Corp.*	1,243	108,104
SMART Global Holdings, Inc.*	1,938	59,477
SunPower Corp.*	10,488	232,414
Synaptics, Inc.*	4,658	362,253
Ultra Clean Holdings, Inc.*	5,496	173,893
Veeco Instruments, Inc.*	6,661	110,706
		9,172,858
Software - 3.3%
8x8, Inc.*	14,166	280,062
A10 Networks, Inc.*	8,344	66,585
ACI Worldwide, Inc.*	15,696	511,376
Agilysys, Inc.*	2,493	93,138
Alarm.com Holdings, Inc.*	6,513	494,402
Altair Engineering, Inc., Class A*	5,809	313,105
American Software, Inc., Class A	4,097	67,273
Appfolio, Inc., Class A*	2,245	365,778

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Appian Corp.*(b)	4,881	683,340
Asure Software, Inc.*	1,841	14,249
Avaya Holdings Corp.*	11,340	211,037
Benefitfocus, Inc.*	3,964	57,042
Blackbaud, Inc.	6,767	372,794
Blackline, Inc.*	6,875	844,937
Bottomline Technologies DE, Inc.*	5,927	270,508
Box, Inc., Class A*	19,004	355,185
Cerence, Inc.*	5,037	457,108
ChannelAdvisor Corp.*	3,786	55,844
Cloudera, Inc.*	28,070	327,858
CommVault Systems, Inc.*	5,724	273,378
Cornerstone OnDemand, Inc.*	8,304	366,622
Digimarc Corp.*	1,643	69,055
Digital Turbine, Inc.*	11,275	507,149
Domo, Inc., Class B*	3,500	132,965
Ebix, Inc.	3,612	122,844
eGain Corp.*	2,853	32,353
Envestnet, Inc.*	7,279	584,213
GTY Technology Holdings, Inc.*	6,086	21,788
Intelligent Systems Corp.*	1,030	40,448
J2 Global, Inc.*	6,199	555,492
LivePerson, Inc.*	8,450	493,649
MicroStrategy, Inc., Class A*	1,053	360,937
Mimecast Ltd.*	7,822	351,834
Mitek Systems, Inc.*	5,491	64,684
Model N, Inc.*	4,672	160,997
OneSpan, Inc.*	4,570	90,395
Park City Group, Inc.*	1,684	7,898
Ping Identity Holding Corp.*	5,020	112,900
Progress Software Corp.	6,152	246,695
PROS Holdings, Inc.*	5,381	230,791
Q2 Holdings, Inc.*	6,804	771,369
QAD, Inc., Class A	1,585	90,868
Qualys, Inc.*	4,663	443,032
Rapid7, Inc.*	6,903	517,311
Rimini Street, Inc.*	3,077	13,416
Sailpoint Technologies Holdings, Inc.*	12,061	561,560
Sapiens International Corp. NV	3,515	104,923
SeaChange International, Inc.*	4,144	4,001
SecureWorks Corp., Class A*	1,228	13,864
ShotSpotter, Inc.*	1,100	36,487
Smith Micro Software, Inc.*	4,695	25,259
Sprout Social, Inc., Class A*	3,728	191,545
SPS Commerce, Inc.*	4,811	495,870
SVMK, Inc.*	16,597	353,184
Synchronoss Technologies, Inc.*	5,614	16,617
Telenav, Inc.*	4,535	21,541
Tenable Holdings, Inc.*	9,544	343,679
Upland Software, Inc.*	3,570	163,328
Varonis Systems, Inc.*	4,270	515,133
Verint Systems, Inc.*	8,777	499,938
Veritone, Inc.*(b)	3,204	85,258
VirnetX Holding Corp.(b)	8,670	46,991
Workiva, Inc.*	5,355	401,571
Xperi Holding Corp.	14,707	280,610
Yext, Inc.*	13,850	263,289
Zix Corp.*	7,487	53,906
Zuora, Inc., Class A*	13,760	156,726
		17,139,984
Specialty Retail - 1.8%
Aaron's Holdings Co., Inc.	9,233	581,033
Abercrombie & Fitch Co., Class A	8,543	177,182
American Eagle Outfitters, Inc.	20,665	371,763
America's Car-Mart, Inc.*	872	91,124
Asbury Automotive Group, Inc.*	2,636	297,262
At Home Group, Inc.*	7,360	139,398
Bed Bath & Beyond, Inc.(b)	17,381	364,306
Boot Barn Holdings, Inc.*	3,905	161,120
Buckle, Inc. (The)	3,973	106,556
Caleres, Inc.	5,075	59,733
Camping World Holdings, Inc., Class A	4,496	137,802
Cato Corp. (The), Class A	2,918	23,519
Chico's FAS, Inc.	16,291	24,599
Children's Place, Inc. (The)	1,938	83,295
Citi Trends, Inc.	1,366	46,294
Conn's, Inc.*	2,400	26,604
Container Store Group, Inc. (The)*	2,686	24,980
Designer Brands, Inc., Class A	8,453	66,779
Envela Corp.*(b)	1,057	4,883
Express, Inc.*(b)	8,722	13,257
GameStop Corp., Class A*(b)	7,838	129,797
Genesco, Inc.*	1,942	60,921
Group 1 Automotive, Inc.	2,386	283,481
GrowGeneration Corp.*(b)	4,904	172,474
Guess?, Inc.	5,796	97,315
Haverty Furniture Cos., Inc.	2,312	62,933
Hibbett Sports, Inc.*	2,251	92,651
Lithia Motors, Inc., Class A	3,500	1,012,550
Lumber Liquidators Holdings, Inc.*	3,908	112,863
MarineMax, Inc.*	2,823	92,707
Michaels Cos., Inc. (The)*	10,201	100,888
Monro, Inc.	4,525	212,720
Murphy USA, Inc.	3,786	485,365
National Vision Holdings, Inc.*	11,025	471,980
ODP Corp. (The)	7,161	205,306
OneWater Marine, Inc., Class A*	714	19,963
Rent-A-Center, Inc.	6,639	224,531
RH*	2,139	969,309
Sally Beauty Holdings, Inc.*	15,459	177,779
Shoe Carnival, Inc.	1,275	46,627
Signet Jewelers Ltd.	7,148	216,513
Sleep Number Corp.*	3,702	256,882
Sonic Automotive, Inc., Class A	3,272	132,123
Sportsman's Warehouse Holdings, Inc.*	5,864	81,686
Tilly's, Inc., Class A	3,037	27,728
Urban Outfitters, Inc.*	9,455	258,878
Winmark Corp.	410	73,800
Zumiez, Inc.*	2,869	106,411
		8,987,670
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*(b)	16,167	147,928
Avid Technology, Inc.*	4,277	51,966
Diebold Nixdorf, Inc.*	9,625	91,149
Eastman Kodak Co.*(b)	2,108	16,084
Immersion Corp.*	2,336	19,996
Intevac, Inc.*	3,168	19,071
Quantum Corp.*	4,006	22,954
Super Micro Computer, Inc.*	6,159	173,746
		542,894
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	9,149	538,784
Deckers Outdoor Corp.*	3,835	976,353
Fossil Group, Inc.*	6,433	68,190
G-III Apparel Group Ltd.*	6,025	122,729

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Kontoor Brands, Inc.	7,058	294,107
Lakeland Industries, Inc.*(b)	1,054	20,890
Movado Group, Inc.	2,155	36,484
Oxford Industries, Inc.	2,251	125,583
Rocky Brands, Inc.	944	27,376
Steven Madden Ltd.	11,281	355,013
Superior Group of Cos., Inc.	1,481	32,197
Unifi, Inc.*	1,877	28,418
Vera Bradley, Inc.*	2,812	23,846
Wolverine World Wide, Inc.	10,945	315,873
		2,965,843
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc.*	7,916	265,186
Bogota Financial Corp.*	789	6,904
Bridgewater Bancshares, Inc.*	3,020	35,545
Capitol Federal Financial, Inc.	18,177	223,941
Columbia Financial, Inc.*	6,743	96,897
ESSA Bancorp, Inc.	1,240	19,617
Essent Group Ltd.	15,125	663,383
Federal Agricultural Mortgage Corp., Class C	1,240	83,948
Flagstar Bancorp, Inc.	7,114	249,275
FS Bancorp, Inc.	512	27,392
Greene County Bancorp, Inc.	415	10,462
Hingham Institution For Savings (The)	199	43,605
Home Bancorp, Inc.	1,053	29,537
HomeStreet, Inc.	3,049	98,635
Kearny Financial Corp.	10,970	108,493
Luther Burbank Corp.	2,513	24,703
Merchants Bancorp	1,199	31,941
Meridian Bancorp, Inc.	6,416	87,546
Meta Financial Group, Inc.	4,563	151,035
MMA Capital Holdings, Inc.*	646	16,092
Mr Cooper Group, Inc.*	10,488	279,610
NMI Holdings, Inc., Class A*	11,270	246,926
Northfield Bancorp, Inc.	6,533	72,712
Northwest Bancshares, Inc.	16,058	189,966
Oconee Federal Financial Corp.(b)	140	3,455
OP Bancorp	1,673	12,213
PCSB Financial Corp.	2,030	31,079
PDL Community Bancorp*	1,030	11,227
PennyMac Financial Services, Inc.	5,816	335,234
Pioneer Bancorp, Inc.*	1,591	16,578
Premier Financial Corp.	5,068	104,958
Provident Bancorp, Inc.	1,185	11,969
Provident Financial Holdings, Inc.	816	11,750
Provident Financial Services, Inc.	9,836	154,130
Prudential Bancorp, Inc.	1,093	14,242
Radian Group, Inc.	26,235	495,317
Riverview Bancorp, Inc.	2,890	15,259
Security National Financial Corp., Class A*	1,311	10,501
Southern Missouri Bancorp, Inc.	1,053	31,811
Standard AVB Financial Corp.	527	17,270
Sterling Bancorp, Inc.	2,241	8,762
Territorial Bancorp, Inc.	1,066	23,782
Timberland Bancorp, Inc.	1,019	24,283
TrustCo Bank Corp.	12,984	78,813
Walker & Dunlop, Inc.	3,883	310,679
Washington Federal, Inc.	10,350	241,880
Waterstone Financial, Inc.	3,067	53,872
Western New England Bancorp, Inc.	3,125	20,875
WSFS Financial Corp.	6,877	262,220
		5,365,510
Tobacco - 0.1%
Turning Point Brands, Inc.	1,627	63,485
Universal Corp.	3,335	151,776
Vector Group Ltd.	19,137	215,100
		430,361
Trading Companies & Distributors - 0.9%
Alta Equipment Group, Inc.*(b)	2,334	21,146
Applied Industrial Technologies, Inc.	5,298	415,522
Beacon Roofing Supply, Inc.*	7,486	272,416
BMC Stock Holdings, Inc.*	9,215	450,982
CAI International, Inc.	2,253	71,307
DXP Enterprises, Inc.*	2,253	47,448
EVI Industries, Inc.*(b)	665	22,504
Foundation Building Materials, Inc.*	2,790	53,680
GATX Corp.	4,775	380,854
General Finance Corp.*	1,433	11,665
GMS, Inc.*	5,709	178,292
H&E Equipment Services, Inc.	4,388	117,949
Herc Holdings, Inc.*	3,338	191,201
Lawson Products, Inc.*	604	28,533
MRC Global, Inc.*	10,766	62,227
Nesco Holdings, Inc.*	1,815	8,331
NOW, Inc.*	15,014	83,778
Rush Enterprises, Inc., Class A	5,609	214,993
Rush Enterprises, Inc., Class B	899	30,557
SiteOne Landscape Supply, Inc.*	6,015	830,671
Systemax, Inc.	1,695	52,155
Textainer Group Holdings Ltd.*	7,085	130,506
Titan Machinery, Inc.*	2,605	47,593
Transcat, Inc.*	954	30,242
Triton International Ltd.	8,287	375,070
Veritiv Corp.*	1,774	32,961
WESCO International, Inc.*	6,722	438,409
Willis Lease Finance Corp.*	406	13,077
		4,614,069
Water Utilities - 0.3%
American States Water Co.	5,059	373,455
Artesian Resources Corp., Class A	1,100	40,667
Cadiz, Inc.*(b)	2,729	27,399
California Water Service Group	6,767	334,831
Consolidated Water Co. Ltd.	1,985	21,756
Global Water Resources, Inc.	1,755	22,605
Middlesex Water Co.	2,342	160,404
Pure Cycle Corp.*	2,659	25,367
SJW Group	3,612	236,947
York Water Co. (The)	1,782	80,261
		1,323,692
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	6,003	84,943
Gogo, Inc.*(b)	7,556	79,640
Shenandoah Telecommunications Co.	6,603	293,437
Spok Holdings, Inc.	2,430	23,887
		481,907
TOTAL COMMON STOCKS (Cost $299,951,108)		308,692,746

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(f)	687	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	756	—
		—
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(e)(f)	2	—
Omthera Pharmaceuticals, Inc., CVR*(e)(f)	3,327	—
		—
TOTAL RIGHTS (Cost $1,953)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.4%

INVESTMENT COMPANIES - 1.4%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $6,937,416)	6,937,416	6,937,416

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 30.5%

REPURCHASE AGREEMENTS(h) - 30.5%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $155,811,388 (Cost $155,811,079)	155,811,079	155,811,079

Total Investments - 92.3% (Cost $462,701,556)		471,441,241
Other assets less liabilities - 7.7%		39,361,764
Net Assets - 100.0%		510,803,005

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,172,136.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $7,928,552, collateralized in the form of cash with a value of $6,937,416 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,587,679 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from December 10, 2020 – May 15, 2050; a total value of $8,525,095.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $6,937,416.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,171,988
Aggregate gross unrealized depreciation	(24,609,959)
Net unrealized appreciation	$13,562,029
Federal income tax cost	$467,474,928

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	419	12/18/2020	USD	$38,131,095	$1,089,173

Swap Agreementsa

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
152,349,871	12/6/2021	Bank of America NA	(0.37)%	Russell 2000® Index	3,187,916	(3,187,916)	—	—

18,411,119	11/8/2021	BNP Paribas SA	0.03%	Russell 2000® Index	1,281,203	(1,281,203)	—	—

16,367,461	12/6/2021	Citibank NA	0.24%	Russell 2000® Index	2,217,878	—	(2,217,878)	—

248,580,133	11/8/2021	Credit Suisse International	0.43%	Russell 2000® Index	(12,414,830)	—	12,414,830	—

106,565,020	12/7/2020	Goldman Sachs International	0.35%	Russell 2000® Index	(424,931)	422,371	2,560	—

4,356,649	1/6/2021	Morgan Stanley & Co. International plc	(0.23)%	Russell 2000® Index	(4,413,048)
11,030,357	1/6/2021	Morgan Stanley & Co. International plc	0.03%	iShares® Russell 2000 ETF	2,341,637
15,387,006					(2,071,411)	155	1,797,775	(273,481)
84,454,207	1/6/2021	Societe Generale	0.43%	Russell 2000® Index	16,533,871	(16,533,871)	—	—

33,049,751	11/8/2021	UBS AG	0.13%	Russell 2000® Index	196,847	(196,847)	—	—

675,164,568					8,506,543
				Total Unrealized Appreciation	25,759,352
				Total Unrealized Depreciation	(17,252,809)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 79.1%

Aerospace & Defense - 1.3%
Boeing Co. (The)	40,599	8,554,615
General Dynamics Corp.	17,783	2,655,891
Howmet Aerospace, Inc.	30,035	704,621
Huntington Ingalls Industries, Inc.	3,098	496,269
L3Harris Technologies, Inc.	16,543	3,176,091
Lockheed Martin Corp.	18,824	6,870,760
Northrop Grumman Corp.	11,863	3,585,710
Raytheon Technologies Corp.	116,892	8,383,494
Teledyne Technologies, Inc.*	2,821	1,066,169
Textron, Inc.	17,449	786,950
TransDigm Group, Inc.	4,147	2,401,901
		38,682,471
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	10,316	969,394
Expeditors International of Washington, Inc.	12,829	1,146,528
FedEx Corp.	18,443	5,285,395
United Parcel Service, Inc., Class B	54,104	9,255,571
		16,656,888
Airlines - 0.2%
Alaska Air Group, Inc.	9,461	482,227
American Airlines Group, Inc.(b)	41,845	591,270
Delta Air Lines, Inc.	48,807	1,964,482
Southwest Airlines Co.	45,135	2,091,556
United Airlines Holdings, Inc.*	22,265	1,003,038
		6,132,573
Auto Components - 0.1%
Aptiv plc	20,661	2,452,461
BorgWarner, Inc.	18,705	726,689
		3,179,150
Automobiles - 0.2%
Ford Motor Co.	298,995	2,714,874
General Motors Co.	96,364	4,224,598
		6,939,472
Banks - 3.0%
Bank of America Corp.	583,401	16,428,572
Citigroup, Inc.	159,299	8,772,596
Citizens Financial Group, Inc.	32,660	1,066,676
Comerica, Inc.	10,639	523,439
Fifth Third Bancorp	54,499	1,381,005
First Republic Bank	13,170	1,706,305
Huntington Bancshares, Inc.	77,842	940,331
JPMorgan Chase & Co.	233,196	27,489,145
KeyCorp	74,681	1,154,568
M&T Bank Corp.	9,816	1,143,466
People's United Financial, Inc.	32,503	403,037
PNC Financial Services Group, Inc. (The)	32,482	4,484,790
Regions Financial Corp.	73,470	1,121,887
SVB Financial Group*	3,961	1,365,990
Truist Financial Corp.	103,115	4,786,598
US Bancorp	104,889	4,532,254
Wells Fargo & Co.	315,255	8,622,224
Zions Bancorp NA	12,547	484,189
		86,407,072
Beverages - 1.3%
Brown-Forman Corp., Class B	13,966	1,126,498
Coca-Cola Co. (The)	295,809	15,263,744
Constellation Brands, Inc., Class A	12,856	2,646,279
Molson Coors Beverage Co., Class B	14,390	661,940
Monster Beverage Corp.*	28,248	2,394,866
PepsiCo, Inc.	105,948	15,280,880
		37,374,207
Biotechnology - 1.5%
AbbVie, Inc.	135,041	14,122,588
Alexion Pharmaceuticals, Inc.*	16,770	2,047,785
Amgen, Inc.	44,816	9,950,945
Biogen, Inc.*	12,114	2,909,419
Gilead Sciences, Inc.	95,932	5,820,194
Incyte Corp.*	14,224	1,202,497
Regeneron Pharmaceuticals, Inc.*	7,999	4,127,724
Vertex Pharmaceuticals, Inc.*	19,931	4,539,285
		44,720,437
Building Products - 0.4%
A O Smith Corp.	10,359	583,315
Allegion plc	7,057	804,780
Carrier Global Corp.	62,300	2,371,761
Fortune Brands Home & Security, Inc.	10,571	882,679
Johnson Controls International plc	56,933	2,621,195
Masco Corp.	20,011	1,073,990
Trane Technologies plc	18,315	2,678,386
		11,016,106
Capital Markets - 2.0%
Ameriprise Financial, Inc.	9,203	1,704,764
Bank of New York Mellon Corp. (The)	62,361	2,439,562
BlackRock, Inc.	10,851	7,577,796
Cboe Global Markets, Inc.	8,322	759,965
Charles Schwab Corp. (The)	113,379	5,530,628
CME Group, Inc.	27,441	4,802,998
Franklin Resources, Inc.	20,468	450,091
Goldman Sachs Group, Inc. (The)	7,309	1,685,309
Intercontinental Exchange, Inc.	42,945	4,531,127
Invesco Ltd.	28,810	467,586
MarketAxess Holdings, Inc.	2,906	1,566,857
Moody's Corp.	12,351	3,487,181
Morgan Stanley	109,273	6,756,350
MSCI, Inc.	6,399	2,619,879
Nasdaq, Inc.	8,798	1,126,056
Northern Trust Corp.	15,923	1,482,750
Raymond James Financial, Inc.	9,341	849,564
S&P Global, Inc.	18,440	6,486,823
State Street Corp.	26,964	1,900,423
T. Rowe Price Group, Inc.	17,368	2,490,745
		58,716,454
Chemicals - 1.5%
Air Products and Chemicals, Inc.	16,902	4,734,926
Albemarle Corp.	8,138	1,106,524
Celanese Corp.	9,051	1,170,566
CF Industries Holdings, Inc.	16,365	610,414
Corteva, Inc.	57,278	2,194,893
Dow, Inc.	56,708	3,006,091
DuPont de Nemours, Inc.	56,150	3,562,156
Eastman Chemical Co.	10,357	1,008,772
Ecolab, Inc.	18,998	4,220,406
FMC Corp.	9,914	1,150,123
International Flavors & Fragrances, Inc.	8,182	917,202
Linde plc	40,199	10,307,828

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	19,669	1,673,832
Mosaic Co. (The)	26,397	579,678
PPG Industries, Inc.	18,056	2,650,079
Sherwin-Williams Co. (The)	6,271	4,688,388
		43,581,878
Commercial Services & Supplies - 0.3%
Cintas Corp.	6,653	2,363,811
Copart, Inc.*	15,809	1,825,149
Republic Services, Inc.	16,085	1,555,741
Rollins, Inc.	11,285	645,277
Waste Management, Inc.	29,740	3,542,926
		9,932,904
Communications Equipment - 0.6%
Arista Networks, Inc.*	4,188	1,133,692
Cisco Systems, Inc.	323,932	13,935,555
F5 Networks, Inc.*	4,680	761,951
Juniper Networks, Inc.	25,385	552,631
Motorola Solutions, Inc.	12,991	2,228,346
		18,612,175
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	9,963	1,074,410
Quanta Services, Inc.	10,561	721,739
		1,796,149
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,764	1,265,461
Vulcan Materials Co.	10,134	1,415,213
		2,680,674
Consumer Finance - 0.4%
American Express Co.	49,903	5,917,997
Capital One Financial Corp.	34,941	2,992,347
Discover Financial Services	23,444	1,785,730
Synchrony Financial	41,541	1,265,754
		11,961,828
Containers & Packaging - 0.3%
Amcor plc	120,017	1,359,792
Avery Dennison Corp.	6,386	953,685
Ball Corp.	24,988	2,399,098
International Paper Co.	30,079	1,488,309
Packaging Corp. of America	7,257	943,410
Sealed Air Corp.	11,912	536,755
Westrock Co.	19,867	838,586
		8,519,635
Distributors - 0.1%
Genuine Parts Co.	11,039	1,085,906
LKQ Corp.*	21,421	754,448
Pool Corp.	3,066	1,061,173
		2,901,527
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	151,675	34,719,924

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	545,187	15,674,126
CenturyLink, Inc.	75,583	789,842
Verizon Communications, Inc.	316,555	19,123,088
		35,587,056
Electric Utilities - 1.4%
Alliant Energy Corp.	19,102	1,004,765
American Electric Power Co., Inc.	37,965	3,222,849
Duke Energy Corp.	56,273	5,214,256
Edison International	28,940	1,775,758
Entergy Corp.	15,320	1,667,582
Evergy, Inc.	17,356	961,696
Eversource Energy	26,220	2,294,512
Exelon Corp.	74,567	3,062,467
FirstEnergy Corp.	41,481	1,101,735
NextEra Energy, Inc.	149,867	11,028,713
NRG Energy, Inc.	18,681	611,803
Pinnacle West Capital Corp.	8,612	704,892
PPL Corp.	58,825	1,671,807
Southern Co. (The)	80,812	4,836,598
Xcel Energy, Inc.	40,197	2,707,670
		41,867,103
Electrical Equipment - 0.4%
AMETEK, Inc.	17,571	2,082,691
Eaton Corp. plc	30,615	3,707,783
Emerson Electric Co.	45,726	3,512,671
Rockwell Automation, Inc.	8,874	2,267,839
		11,570,984
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22,831	2,986,523
CDW Corp.	10,917	1,424,559
Corning, Inc.	58,226	2,178,817
FLIR Systems, Inc.	10,033	383,662
IPG Photonics Corp.*	2,730	565,137
Keysight Technologies, Inc.*	14,320	1,718,973
TE Connectivity Ltd.	25,254	2,878,198
Vontier Corp.*	10,317	342,215
Zebra Technologies Corp., Class A*	4,082	1,544,711
		14,022,795
Energy Equipment & Services - 0.2%
Baker Hughes Co.	50,220	940,118
Halliburton Co.	67,218	1,115,147
National Oilwell Varco, Inc.	29,711	364,257
Schlumberger NV	106,214	2,208,189
TechnipFMC plc	32,319	268,571
		4,896,282
Entertainment - 1.6%
Activision Blizzard, Inc.	59,062	4,694,248
Electronic Arts, Inc.*	22,098	2,823,019
Live Nation Entertainment, Inc.*	10,875	713,944
Netflix, Inc.*	33,745	16,558,671
Take-Two Interactive Software, Inc.*	8,749	1,579,282
Walt Disney Co. (The)	138,267	20,464,899
		46,834,063
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	8,975	1,469,477
American Tower Corp.	33,941	7,847,159
Apartment Investment and Management Co., Class A	13,865	420,803
AvalonBay Communities, Inc.	10,769	1,794,008
Boston Properties, Inc.	10,837	1,063,760
Crown Castle International Corp.	32,112	5,381,008
Digital Realty Trust, Inc.	20,582	2,773,424
Duke Realty Corp.	28,354	1,079,153
Equinix, Inc.	6,773	4,726,132
Equity Residential	26,206	1,517,852
Essex Property Trust, Inc.	4,990	1,226,941
Extra Space Storage, Inc.	9,876	1,113,321
Federal Realty Investment Trust	5,266	459,300
Healthpeak Properties, Inc.	41,191	1,188,772
Host Hotels & Resorts, Inc.	53,965	757,129
Iron Mountain, Inc.	22,049	606,347

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Kimco Realty Corp.	33,094	477,877
Mid-America Apartment Communities, Inc.	8,751	1,104,026
Prologis, Inc.	56,495	5,652,325
Public Storage	11,637	2,612,041
Realty Income Corp.	26,402	1,583,328
Regency Centers Corp.	12,079	550,561
SBA Communications Corp.	8,565	2,459,697
Simon Property Group, Inc.	24,886	2,054,837
SL Green Realty Corp.	5,605	324,529
UDR, Inc.	22,578	868,576
Ventas, Inc.	28,514	1,366,106
Vornado Realty Trust	11,991	466,570
Welltower, Inc.	31,917	2,010,133
Weyerhaeuser Co.	57,103	1,658,271
		56,613,463
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	33,784	13,235,558
Kroger Co. (The)	59,525	1,964,325
Sysco Corp.	38,912	2,774,036
Walgreens Boots Alliance, Inc.	55,033	2,091,804
Walmart, Inc.	106,248	16,233,632
		36,299,355
Food Products - 0.8%
Archer-Daniels-Midland Co.	42,516	2,116,021
Campbell Soup Co.	15,488	774,710
Conagra Brands, Inc.	37,378	1,366,540
General Mills, Inc.	46,746	2,843,092
Hershey Co. (The)	11,279	1,668,051
Hormel Foods Corp.	21,471	1,013,002
J M Smucker Co. (The)	8,729	1,023,039
Kellogg Co.	19,417	1,240,940
Kraft Heinz Co. (The)	49,558	1,632,441
Lamb Weston Holdings, Inc.	11,119	804,793
McCormick & Co., Inc. (Non-Voting)	9,484	1,773,318
Mondelez International, Inc., Class A	109,283	6,278,308
Tyson Foods, Inc., Class A	22,516	1,468,043
		24,002,298
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	9,439	905,106

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	135,489	14,662,620
ABIOMED, Inc.*	3,447	944,823
Align Technology, Inc.*	5,486	2,640,357
Baxter International, Inc.	38,735	2,946,571
Becton Dickinson and Co.	22,180	5,208,751
Boston Scientific Corp.*	109,472	3,628,997
Cooper Cos., Inc. (The)	3,759	1,260,092
Danaher Corp.	48,312	10,852,325
DENTSPLY SIRONA, Inc.	16,718	850,779
DexCom, Inc.*	7,326	2,341,976
Edwards Lifesciences Corp.*	47,574	3,990,983
Hologic, Inc.*	19,817	1,369,949
IDEXX Laboratories, Inc.*	6,508	3,000,058
Intuitive Surgical, Inc.*	8,955	6,501,778
Medtronic plc	102,856	11,694,727
ResMed, Inc.	11,088	2,324,045
STERIS plc	6,508	1,261,315
Stryker Corp.	25,004	5,835,934
Teleflex, Inc.	3,559	1,362,207
Varian Medical Systems, Inc.*	6,973	1,213,162
West Pharmaceutical Services, Inc.	5,650	1,554,654
Zimmer Biomet Holdings, Inc.	15,843	2,362,508
		87,808,611
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	11,246	1,159,575
Anthem, Inc.	19,245	5,995,202
Cardinal Health, Inc.	22,377	1,221,560
Centene Corp.*	44,340	2,733,561
Cigna Corp.	28,098	5,876,416
CVS Health Corp.	100,139	6,788,423
DaVita, Inc.*	5,757	632,407
HCA Healthcare, Inc.	20,175	3,028,469
Henry Schein, Inc.*	10,924	702,522
Humana, Inc.	10,122	4,054,063
Laboratory Corp. of America Holdings*	7,452	1,489,208
McKesson Corp.	12,410	2,232,683
Quest Diagnostics, Inc.	10,276	1,274,019
UnitedHealth Group, Inc.	72,717	24,457,636
Universal Health Services, Inc., Class B	5,945	776,298
		62,422,042
Health Care Technology - 0.1%
Cerner Corp.	23,367	1,748,786

Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	39,628	791,767
Chipotle Mexican Grill, Inc.*	2,140	2,759,380
Darden Restaurants, Inc.	9,954	1,074,833
Domino's Pizza, Inc.	3,010	1,181,636
Hilton Worldwide Holdings, Inc.	21,219	2,198,925
Las Vegas Sands Corp.	25,131	1,400,048
Marriott International, Inc., Class A	20,349	2,581,678
McDonald's Corp.	56,937	12,380,381
MGM Resorts International	31,328	885,016
Norwegian Cruise Line Holdings Ltd.*	24,151	552,333
Royal Caribbean Cruises Ltd.	13,633	1,074,417
Starbucks Corp.	89,449	8,767,791
Wynn Resorts Ltd.	7,427	746,414
Yum! Brands, Inc.	23,063	2,440,065
		38,834,684
Household Durables - 0.3%
DR Horton, Inc.	25,325	1,886,712
Garmin Ltd.	11,414	1,332,699
Leggett & Platt, Inc.	10,130	436,603
Lennar Corp., Class A	21,014	1,594,122
Mohawk Industries, Inc.*	4,576	575,798
Newell Brands, Inc.	28,895	614,308
NVR, Inc.*	267	1,067,247
PulteGroup, Inc.	20,520	895,288
Whirlpool Corp.	4,766	927,511
		9,330,288
Household Products - 1.4%
Church & Dwight Co., Inc.	18,923	1,660,871
Clorox Co. (The)	9,657	1,959,985
Colgate-Palmolive Co.	65,606	5,618,498
Kimberly-Clark Corp.	26,096	3,635,434
Procter & Gamble Co. (The)	190,500	26,454,735
		39,329,523

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	50,894	1,040,273

Industrial Conglomerates - 1.0%
3M Co.	44,075	7,613,075
General Electric Co.	669,780	6,818,360
Honeywell International, Inc.	53,699	10,950,300
Roper Technologies, Inc.	8,012	3,421,124
		28,802,859
Insurance - 1.5%
Aflac, Inc.	50,732	2,228,657
Allstate Corp. (The)	23,897	2,445,858
American International Group, Inc.	65,914	2,533,734
Aon plc, Class A	17,726	3,631,880
Arthur J Gallagher & Co.	14,653	1,691,103
Assurant, Inc.	4,564	589,304
Chubb Ltd.	34,538	5,105,753
Cincinnati Financial Corp.	11,447	873,978
Everest Re Group Ltd.	3,058	695,175
Globe Life, Inc.	7,498	698,064
Hartford Financial Services Group, Inc. (The)	27,408	1,211,434
Lincoln National Corp.	13,900	656,358
Loews Corp.	18,240	764,438
Marsh & McLennan Cos., Inc.	38,758	4,443,217
MetLife, Inc.	59,034	2,725,600
Principal Financial Group, Inc.	19,535	972,648
Progressive Corp. (The)	44,793	3,901,918
Prudential Financial, Inc.	30,225	2,285,614
Travelers Cos., Inc. (The)	19,374	2,511,839
Unum Group	15,576	346,254
W R Berkley Corp.	10,760	700,799
Willis Towers Watson plc	9,860	2,052,753
		43,066,378
Interactive Media & Services - 4.6%
Alphabet, Inc., Class A*	22,991	40,335,410
Alphabet, Inc., Class C*	22,465	39,555,024
Facebook, Inc., Class A*	183,937	50,945,031
Twitter, Inc.*	60,521	2,814,832
		133,650,297
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	32,577	103,205,239
Booking Holdings, Inc.*	3,133	6,355,134
eBay, Inc.	50,876	2,565,677
Etsy, Inc.*	9,130	1,467,191
Expedia Group, Inc.	10,384	1,292,704
		114,885,945
IT Services - 4.4%
Accenture plc, Class A	48,680	12,125,701
Akamai Technologies, Inc.*	12,450	1,288,700
Automatic Data Processing, Inc.	32,900	5,720,652
Broadridge Financial Solutions, Inc.	8,812	1,294,307
Cognizant Technology Solutions Corp., Class A	41,491	3,241,692
DXC Technology Co.	19,450	426,150
Fidelity National Information Services, Inc.	47,410	7,036,118
Fiserv, Inc.*	42,529	4,898,490
FleetCor Technologies, Inc.*	6,431	1,705,566
Gartner, Inc.*	6,828	1,037,856
Global Payments, Inc.	22,897	4,469,265
International Business Machines Corp.	68,145	8,417,270
Jack Henry & Associates, Inc.	5,864	943,283
Leidos Holdings, Inc.	10,227	1,029,859
Mastercard, Inc., Class A	67,592	22,745,384
Paychex, Inc.	24,514	2,283,479
PayPal Holdings, Inc.*	89,778	19,223,265
VeriSign, Inc.*	7,734	1,552,369
Visa, Inc., Class A	129,009	27,137,043
Western Union Co. (The)	31,449	709,489
		127,285,938
Leisure Products - 0.0%(c)
Hasbro, Inc.	9,751	907,136

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	23,591	2,757,788
Bio-Rad Laboratories, Inc., Class A*	1,637	881,525
Illumina, Inc.*	11,172	3,598,389
IQVIA Holdings, Inc.*	14,635	2,473,169
Mettler-Toledo International, Inc.*	1,835	2,110,323
PerkinElmer, Inc.	8,555	1,137,815
Thermo Fisher Scientific, Inc.	30,270	14,074,945
Waters Corp.*	4,738	1,099,263
		28,133,217
Machinery - 1.4%
Caterpillar, Inc.	41,435	7,192,702
Cummins, Inc.	11,299	2,611,990
Deere & Co.	23,971	6,271,293
Dover Corp.	11,016	1,344,282
Flowserve Corp.	9,960	339,437
Fortive Corp.	25,792	1,808,793
IDEX Corp.	5,777	1,115,828
Illinois Tool Works, Inc.	22,015	4,647,146
Ingersoll Rand, Inc.*	28,402	1,257,357
Otis Worldwide Corp.	31,150	2,085,181
PACCAR, Inc.	26,487	2,305,958
Parker-Hannifin Corp.	9,844	2,630,907
Pentair plc	12,695	657,855
Snap-on, Inc.	4,167	732,767
Stanley Black & Decker, Inc.	12,219	2,252,084
Westinghouse Air Brake Technologies Corp.	13,688	1,003,330
Xylem, Inc.	13,770	1,321,507
		39,578,417
Media - 1.1%
Charter Communications, Inc., Class A*	11,445	7,462,025
Comcast Corp., Class A	348,817	17,524,566
Discovery, Inc., Class A*(b)	12,259	329,890
Discovery, Inc., Class C*	23,687	568,962
DISH Network Corp., Class A*	18,877	677,118
Fox Corp., Class A	26,298	758,434
Fox Corp., Class B	11,986	340,163
Interpublic Group of Cos., Inc. (The)	29,836	664,746
News Corp., Class A	29,765	525,352
News Corp., Class B	9,318	165,954
Omnicom Group, Inc.	16,441	1,035,783
ViacomCBS, Inc.	43,138	1,521,909
		31,574,902
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	111,120	2,599,097

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Newmont Corp.	61,439	3,613,842
Nucor Corp.	23,101	1,240,524
		7,453,463
Multiline Retail - 0.4%
Dollar General Corp.	19,055	4,165,042
Dollar Tree, Inc.*	18,150	1,982,706
Target Corp.	38,306	6,877,076
		13,024,824
Multi-Utilities - 0.7%
Ameren Corp.	18,906	1,470,509
CenterPoint Energy, Inc.	41,688	966,745
CMS Energy Corp.	21,906	1,348,095
Consolidated Edison, Inc.	25,595	1,951,619
Dominion Energy, Inc.	64,285	5,045,730
DTE Energy Co.	14,741	1,854,565
NiSource, Inc.	29,308	709,253
Public Service Enterprise Group, Inc.	38,699	2,255,378
Sempra Energy	22,134	2,821,642
WEC Energy Group, Inc.	24,136	2,291,713
		20,715,249
Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.	28,882	372,289
Cabot Oil & Gas Corp.	30,498	534,325
Chevron Corp.	147,300	12,841,614
Concho Resources, Inc.	15,051	865,131
ConocoPhillips	82,070	3,246,689
Devon Energy Corp.	29,290	409,767
Diamondback Energy, Inc.	12,087	482,997
EOG Resources, Inc.	44,552	2,088,598
Exxon Mobil Corp.	323,534	12,336,351
Hess Corp.	20,917	986,864
HollyFrontier Corp.	11,405	266,763
Kinder Morgan, Inc.	148,953	2,141,944
Marathon Oil Corp.	60,406	357,603
Marathon Petroleum Corp.	49,790	1,935,835
Occidental Petroleum Corp.	64,055	1,009,507
ONEOK, Inc.	33,989	1,219,185
Phillips 66	33,415	2,024,281
Pioneer Natural Resources Co.	12,570	1,264,291
Valero Energy Corp.	31,201	1,677,678
Williams Cos., Inc. (The)	92,858	1,948,161
		48,009,873
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	17,260	4,234,223

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	172,466	10,761,878
Catalent, Inc.*	12,559	1,207,422
Eli Lilly and Co.	60,745	8,847,509
Johnson & Johnson	201,458	29,146,943
Merck & Co., Inc.	193,531	15,557,957
Perrigo Co. plc	10,443	503,562
Pfizer, Inc.	425,198	16,289,335
Viatris, Inc.*	92,314	1,552,722
Zoetis, Inc.	36,357	5,830,936
		89,698,264
Professional Services - 0.3%
Equifax, Inc.	9,294	1,551,168
IHS Markit Ltd.	28,541	2,838,688
Nielsen Holdings plc	27,298	441,409
Robert Half International, Inc.	8,772	562,987
Verisk Analytics, Inc.	12,425	2,464,002
		7,858,254
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	25,655	1,568,547

Road & Rail - 0.8%
CSX Corp.	58,540	5,271,527
JB Hunt Transport Services, Inc.	6,377	862,681
Kansas City Southern	7,220	1,344,147
Norfolk Southern Corp.	19,520	4,626,630
Old Dominion Freight Line, Inc.	7,362	1,497,136
Union Pacific Corp.	51,943	10,600,528
		24,202,649
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	89,836	8,324,204
Analog Devices, Inc.	28,278	3,932,904
Applied Materials, Inc.	69,882	5,763,867
Broadcom, Inc.	30,774	12,358,223
Intel Corp.	325,429	15,734,492
KLA Corp.	11,895	2,997,183
Lam Research Corp.	11,143	5,043,990
Maxim Integrated Products, Inc.	20,429	1,696,424
Microchip Technology, Inc.	19,317	2,596,012
Micron Technology, Inc.*	85,011	5,448,355
NVIDIA Corp.	47,216	25,310,609
Qorvo, Inc.*	8,745	1,370,167
QUALCOMM, Inc.	86,332	12,705,480
Skyworks Solutions, Inc.	12,782	1,804,435
Teradyne, Inc.	12,705	1,401,870
Texas Instruments, Inc.	70,086	11,301,368
Xilinx, Inc.	18,697	2,721,348
		120,510,931
Software - 6.9%
Adobe, Inc.*	36,703	17,561,284
ANSYS, Inc.*	6,564	2,219,026
Autodesk, Inc.*	16,778	4,701,699
Cadence Design Systems, Inc.*	21,323	2,479,865
Citrix Systems, Inc.	9,453	1,171,416
Fortinet, Inc.*	10,278	1,266,558
Intuit, Inc.	20,032	7,051,665
Microsoft Corp.	579,004	123,947,386
NortonLifeLock, Inc.	45,222	824,397
Oracle Corp.	147,929	8,538,462
Paycom Software, Inc.*	3,746	1,562,382
salesforce.com, Inc.*	69,631	17,115,300
ServiceNow, Inc.*	14,676	7,845,056
Synopsys, Inc.*	11,613	2,641,957
Tyler Technologies, Inc.*	3,079	1,316,580
		200,243,033
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	5,290	781,333
AutoZone, Inc.*	1,788	2,034,118
Best Buy Co., Inc.	17,627	1,917,818
CarMax, Inc.*	12,478	1,166,444
Gap, Inc. (The)	15,722	329,533
Home Depot, Inc. (The)	82,367	22,849,430
L Brands, Inc.	17,861	693,185
Lowe's Cos., Inc.	57,827	9,010,603
O'Reilly Automotive, Inc.*	5,668	2,507,750
Ross Stores, Inc.	27,234	2,928,200
Tiffany & Co.	8,265	1,086,682
TJX Cos., Inc. (The)	91,749	5,826,979
Tractor Supply Co.	8,893	1,252,223

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	4,310	1,186,974
		53,571,272
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,230,125	146,446,381
Hewlett Packard Enterprise Co.	98,431	1,086,678
HP, Inc.	105,097	2,304,777
NetApp, Inc.	16,987	905,577
Seagate Technology plc	17,078	1,004,357
Western Digital Corp.	23,149	1,038,927
Xerox Holdings Corp.	13,691	299,696
		153,086,393
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	26,640	378,288
NIKE, Inc., Class B	95,255	12,830,848
PVH Corp.	5,428	431,472
Ralph Lauren Corp.	3,685	315,989
Tapestry, Inc.	21,137	598,600
Under Armour, Inc., Class A*	14,426	239,039
Under Armour, Inc., Class C*	14,880	216,504
VF Corp.	24,448	2,038,963
		17,049,703
Tobacco - 0.5%
Altria Group, Inc.	142,200	5,663,826
Philip Morris International, Inc.	119,160	9,026,370
		14,690,196
Trading Companies & Distributors - 0.2%
Fastenal Co.	43,906	2,171,152
United Rentals, Inc.*	5,515	1,251,795
WW Grainger, Inc.	3,444	1,440,625
		4,863,572
Water Utilities - 0.1%
American Water Works Co., Inc.	13,866	2,126,767

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	44,516	5,917,957

TOTAL COMMON STOCKS (Cost $2,219,168,041)		2,294,354,495

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $628,452)	628,452	628,452

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENTS(e) - 1.4%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $41,257,023 (Cost $41,256,942)	41,256,942	41,256,942

Total Investments - 80.5% (Cost $2,261,053,435)		2,336,239,889
Other assets less liabilities - 19.5%		566,849,600
Net Assets - 100.0%		2,903,089,489

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $356,029,192.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $654,041, collateralized in the form of cash with a value of $628,452 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $76,379 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from December 10, 2020 – February 15, 2050; a total value of $704,831.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $628,452.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$599,331,818
Aggregate gross unrealized depreciation	(108,548,873)
Net unrealized appreciation	$490,782,945
Federal income tax cost	$2,371,791,119

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	909	12/18/2020	USD	$164,674,440	$13,124,184

Swap Agreementsa

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
433,243,091	12/7/2020	Bank of America NA	0.43%	S&P 500®	75,691,823	(75,691,823)	—	—

499,708,886	11/8/2021	BNP Paribas SA	0.68%	S&P 500®	30,295,532	(30,295,532)	—	—

96,422,277	12/6/2021	Citibank NA	0.39%	S&P 500®	3,096,994	—	(3,096,994)	—

739,221,764	11/8/2021	Credit Suisse International	0.63%	S&P 500®	59,459,042	—	(59,459,042)	—

168,072,605	3/8/2021	Goldman Sachs International	0.65%	S&P 500®	96,009,470
650,469,681	12/7/2020	Goldman Sachs International	0.55%	SPDR® S&P 500® ETF Trust	174,394,450
818,542,286					270,403,920	(270,403,920)	—	—
39,312,794	11/8/2021	Morgan Stanley & Co. International plc	0.14%	S&P 500®	5,827,343	(5,827,343)	—	—

310,982,125	1/6/2021	Societe Generale	0.48%	S&P 500®	55,306,140	(55,306,140)	—	—

410,533,490	12/6/2021	UBS AG	0.63%	S&P 500®	13,129,197	(8,068,197)	(5,061,000)	—

3,347,966,713					513,209,991
				Total Unrealized Appreciation	513,209,991

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 63.0%

Aerospace & Defense - 1.0%
AAR Corp.	599	16,994
Aerojet Rocketdyne Holdings, Inc.*	1,320	49,407
AeroVironment, Inc.*	396	33,814
Cubic Corp.	566	33,145
Kaman Corp.	499	26,093
Moog, Inc., Class A	542	41,929
National Presto Industries, Inc.	94	7,995
Park Aerospace Corp.	339	4,315
Triumph Group, Inc.	940	12,380
		226,072
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	472	26,342
Echo Global Logistics, Inc.*	480	13,627
Forward Air Corp.	505	36,901
Hub Group, Inc., Class A*	605	33,045
		109,915
Airlines - 0.4%
Allegiant Travel Co.	235	39,995
Hawaiian Holdings, Inc.	830	16,816
SkyWest, Inc.	906	38,894
		95,705
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	2,045	16,278
Cooper Tire & Rubber Co.	908	36,075
Cooper-Standard Holdings, Inc.*	305	10,346
Dorman Products, Inc.*	521	48,125
Gentherm, Inc.*	590	33,547
LCI Industries	454	57,104
Motorcar Parts of America, Inc.*	343	6,901
Patrick Industries, Inc.	398	25,090
Standard Motor Products, Inc.	363	16,803
		250,269
Automobiles - 0.1%
Winnebago Industries, Inc.	608	32,181

Banks - 5.3%
Allegiance Bancshares, Inc.	339	10,733
Ameris Bancorp	1,255	42,683
Banc of California, Inc.	799	10,627
BancFirst Corp.	336	18,221
BankUnited, Inc.	1,669	47,583
Banner Corp.	635	26,245
Berkshire Hills Bancorp, Inc.	910	14,924
Boston Private Financial Holdings, Inc.	1,484	10,625
Brookline Bancorp, Inc.	1,425	16,202
Cadence Bancorp	2,274	31,700
Central Pacific Financial Corp.	508	8,326
City Holding Co.	289	18,984
Columbia Banking System, Inc.	1,293	40,872
Community Bank System, Inc.	966	60,133
Customers Bancorp, Inc.*	523	8,833
CVB Financial Corp.	2,300	43,677
Dime Community Bancshares, Inc.	513	7,413
Eagle Bancorp, Inc.	582	21,406
FB Financial Corp.	555	17,716
First Bancorp/NC	521	16,349
First Bancorp/PR	3,939	31,276
First Commonwealth Financial Corp.	1,772	17,135
First Financial Bancorp	1,769	28,392
First Hawaiian, Inc.	2,346	51,424
First Midwest Bancorp, Inc.	2,064	28,875
Great Western Bancorp, Inc.	993	16,315
Hanmi Financial Corp.	553	5,392
Heritage Financial Corp.	648	15,079
Hope Bancorp, Inc.	2,225	21,093
Independent Bank Corp.	595	40,246
Independent Bank Group, Inc.	661	37,089
National Bank Holdings Corp., Class A	552	17,763
NBT Bancorp, Inc.	787	23,571
OFG Bancorp	927	15,527
Old National Bancorp	2,981	47,189
Pacific Premier Bancorp, Inc.	1,703	49,080
Park National Corp.	256	25,884
Preferred Bank	245	9,009
Renasant Corp.	1,018	31,426
S&T Bancorp, Inc.	709	15,875
Seacoast Banking Corp. of Florida*	957	24,174
ServisFirst Bancshares, Inc.	846	31,962
Simmons First National Corp., Class A	1,968	38,376
Southside Bancshares, Inc.	567	16,670
Tompkins Financial Corp.	218	13,867
Triumph Bancorp, Inc.*	408	18,540
United Community Banks, Inc.	1,561	37,323
Veritex Holdings, Inc.	896	19,434
Westamerica Bancorp	486	26,788
		1,228,026
Beverages - 0.2%
Coca-Cola Consolidated, Inc.	84	21,982
MGP Ingredients, Inc.	238	10,379
National Beverage Corp.*(b)	211	20,685
		53,046
Biotechnology - 0.8%
Anika Therapeutics, Inc.*	256	9,677
Coherus Biosciences, Inc.*	1,137	20,989
Cytokinetics, Inc.*	1,273	21,386
Eagle Pharmaceuticals, Inc.*	219	9,964
Enanta Pharmaceuticals, Inc.*	323	13,308
Myriad Genetics, Inc.*	1,349	23,661
REGENXBIO, Inc.*	539	18,779
Spectrum Pharmaceuticals, Inc.*	2,631	12,392
Vanda Pharmaceuticals, Inc.*	987	12,051
Xencor, Inc.*	1,033	43,717
		185,924
Building Products - 1.3%
AAON, Inc.	736	47,936
American Woodmark Corp.*	307	26,866
Apogee Enterprises, Inc.	476	12,490
Gibraltar Industries, Inc.*	585	38,294
Griffon Corp.	811	16,909
Insteel Industries, Inc.	348	8,049
PGT Innovations, Inc.*	1,065	19,830
Quanex Building Products Corp.	592	12,195
Resideo Technologies, Inc.*	2,534	46,854
UFP Industries, Inc.	1,104	59,230
		288,653

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Capital Markets - 0.6%
Blucora, Inc.*	867	11,306
Brightsphere Investment Group, Inc.	1,085	19,205
Donnelley Financial Solutions, Inc.*	544	8,862
Greenhill & Co., Inc.	257	3,346
Piper Sandler Cos.	248	22,858
StoneX Group, Inc.*	294	18,116
Virtus Investment Partners, Inc.	130	23,254
Waddell & Reed Financial, Inc., Class A	1,176	19,357
WisdomTree Investments, Inc.	2,029	8,684
		134,988
Chemicals - 1.9%
AdvanSix, Inc.*	506	8,992
American Vanguard Corp.	479	7,262
Balchem Corp.	584	60,555
Ferro Corp.*	1,485	21,250
FutureFuel Corp.	466	5,587
GCP Applied Technologies, Inc.*	870	20,436
Hawkins, Inc.	171	8,581
HB Fuller Co.	931	48,719
Innospec, Inc.	443	36,455
Koppers Holdings, Inc.*	380	10,287
Kraton Corp.*	575	15,525
Livent Corp.*	2,640	40,049
Quaker Chemical Corp.	238	58,786
Rayonier Advanced Materials, Inc.*	1,144	7,402
Stepan Co.	384	44,605
Tredegar Corp.	466	7,367
Trinseo SA	691	26,251
		428,109
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	1,204	46,354
Brady Corp., Class A	874	38,613
Deluxe Corp.	756	19,459
Harsco Corp.*	1,425	24,154
Interface, Inc.	1,057	8,821
Matthews International Corp., Class A	564	15,076
Pitney Bowes, Inc.	3,125	17,812
RR Donnelley & Sons Co.(b)	1,289	1,805
Team, Inc.*	553	4,817
UniFirst Corp.	275	50,842
US Ecology, Inc.	569	19,283
Viad Corp.	368	11,029
		258,065
Communications Equipment - 0.7%
ADTRAN, Inc.	866	10,942
Applied Optoelectronics, Inc.*(b)	378	3,141
CalAmp Corp.*	620	5,654
Comtech Telecommunications Corp.	447	8,520
Digi International, Inc.*	524	8,992
Extreme Networks, Inc.*	2,212	12,432
Harmonic, Inc.*	1,764	11,519
NETGEAR, Inc.*	540	17,177
Plantronics, Inc.	669	18,277
Viavi Solutions, Inc.*	4,122	55,833
		152,487
Construction & Engineering - 0.5%
Aegion Corp.*	556	9,536
Arcosa, Inc.	873	45,300
Comfort Systems USA, Inc.	659	33,207
Granite Construction, Inc.	844	20,779
MYR Group, Inc.*	302	15,441
		124,263
Construction Materials - 0.0%(c)
US Concrete, Inc.*	286	10,147

Consumer Finance - 0.6%
Encore Capital Group, Inc.*	566	19,323
Enova International, Inc.*	641	13,403
EZCORP, Inc., Class A*	941	4,790
Green Dot Corp., Class A*	964	51,632
PRA Group, Inc.*	823	34,261
World Acceptance Corp.*(b)	82	9,259
		132,668
Containers & Packaging - 0.0%(c)
Myers Industries, Inc.	646	10,976

Distributors - 0.1%
Core-Mark Holding Co., Inc.	814	25,389

Diversified Consumer Services - 0.1%
American Public Education, Inc.*	267	8,288
Perdoceo Education Corp.*	1,248	14,152
Regis Corp.*	437	3,710
		26,150
Diversified Telecommunication Services - 0.9%
ATN International, Inc.	199	9,739
Cincinnati Bell, Inc.*	915	13,917
Cogent Communications Holdings, Inc.	760	44,186
Consolidated Communications Holdings, Inc.*	1,319	7,386
Iridium Communications, Inc.*	2,106	67,582
Vonage Holdings Corp.*	4,167	53,588
		196,398
Electrical Equipment - 0.3%
AZZ, Inc.	473	21,091
Encore Wire Corp.	372	19,221
Powell Industries, Inc.	159	4,107
Vicor Corp.*	379	31,063
		75,482
Electronic Equipment, Instruments & Components - 2.4%
Arlo Technologies, Inc.*	1,411	7,422
Badger Meter, Inc.	526	43,363
Bel Fuse, Inc., Class B	185	2,712
Benchmark Electronics, Inc.	659	16,027
CTS Corp.	583	17,758
Daktronics, Inc.	661	2,981
ePlus, Inc.*	245	20,656
Fabrinet*	663	45,290
FARO Technologies, Inc.*	321	21,224
Insight Enterprises, Inc.*	633	45,247
Itron, Inc.*	728	57,228
Knowles Corp.*	1,655	28,102
Methode Electronics, Inc.	678	23,744
MTS Systems Corp.	348	12,190
OSI Systems, Inc.*	304	26,782
PC Connection, Inc.	198	9,039
Plexus Corp.*	528	39,447

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Rogers Corp.*	337	49,509
Sanmina Corp.*	1,223	38,910
ScanSource, Inc.*	458	11,496
TTM Technologies, Inc.*	1,792	23,403
		542,530
Energy Equipment & Services - 0.9%
Archrock, Inc.	2,320	18,026
Bristow Group, Inc.*	426	9,478
Core Laboratories NV	803	17,642
DMC Global, Inc.	267	10,907
Dril-Quip, Inc.*	633	17,990
Exterran Corp.*	449	1,904
Geospace Technologies Corp.*	247	1,534
Helix Energy Solutions Group, Inc.*	2,547	9,577
Helmerich & Payne, Inc.	1,940	44,174
Matrix Service Co.*	478	4,579
Nabors Industries Ltd.(b)	116	6,077
Oceaneering International, Inc.*	1,793	10,883
Oil States International, Inc.*	1,102	4,893
Patterson-UTI Energy, Inc.	3,383	14,581
ProPetro Holding Corp.*	1,457	8,407
RPC, Inc.*	1,049	3,252
SEACOR Holdings, Inc.*	345	11,461
US Silica Holdings, Inc.	1,334	5,763
		201,128
Entertainment - 0.1%
Glu Mobile, Inc.*	2,653	26,822
Marcus Corp. (The)	418	4,907
		31,729
Equity Real Estate Investment Trusts (REITs) - 4.8%
Acadia Realty Trust	1,557	22,109
Agree Realty Corp.	972	64,055
Alexander & Baldwin, Inc.	1,306	20,439
American Assets Trust, Inc.	900	25,821
Armada Hoffler Properties, Inc.	1,046	11,098
Brandywine Realty Trust	3,080	34,280
CareTrust REIT, Inc.	1,728	33,575
Chatham Lodging Trust	848	9,337
Community Healthcare Trust, Inc.	386	17,432
CoreCivic, Inc.	2,160	15,314
DiamondRock Hospitality Co.	3,605	27,110
Diversified Healthcare Trust	4,296	18,945
Easterly Government Properties, Inc.	1,439	31,169
Essential Properties Realty Trust, Inc.	1,838	37,753
Four Corners Property Trust, Inc.	1,272	35,629
Franklin Street Properties Corp.	1,744	8,092
GEO Group, Inc. (The)(b)	2,182	20,620
Getty Realty Corp.	636	18,056
Global Net Lease, Inc.	1,616	26,971
Hersha Hospitality Trust	658	5,330
Independence Realty Trust, Inc.	1,711	22,038
Industrial Logistics Properties Trust	1,177	25,576
Innovative Industrial Properties, Inc.	392	60,235
Investors Real Estate Trust	232	16,101
iStar, Inc.	1,357	19,134
Kite Realty Group Trust	1,520	21,888
Lexington Realty Trust	4,997	51,019
LTC Properties, Inc.	709	26,261
Mack-Cali Realty Corp.	1,556	21,255
National Storage Affiliates Trust	1,118	37,990
NexPoint Residential Trust, Inc.	397	17,591
Office Properties Income Trust	871	19,902
Retail Opportunity Investments Corp.	2,129	27,634
Retail Properties of America, Inc., Class A	3,868	31,331
RPT Realty	1,461	10,709
Safehold, Inc.	249	16,949
Saul Centers, Inc.	230	7,176
SITE Centers Corp.	2,721	27,455
Summit Hotel Properties, Inc.	1,908	16,581
Tanger Factory Outlet Centers, Inc.(b)	1,689	15,961
Uniti Group, Inc.	3,505	36,031
Universal Health Realty Income Trust	231	13,959
Urstadt Biddle Properties, Inc., Class A	542	7,610
Washington REIT	1,487	34,513
Whitestone REIT	719	5,407
Xenia Hotels & Resorts, Inc.	2,053	28,927
		1,102,368
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	554	12,592
Chefs' Warehouse, Inc. (The)*	587	13,528
PriceSmart, Inc.	421	34,219
SpartanNash Co.	647	12,215
United Natural Foods, Inc.*	987	17,026
		89,580
Food Products - 0.6%
B&G Foods, Inc.(b)	1,159	32,093
Calavo Growers, Inc.	299	21,417
Cal-Maine Foods, Inc.*	671	26,256
Fresh Del Monte Produce, Inc.	547	13,888
J & J Snack Foods Corp.	269	39,110
John B Sanfilippo & Son, Inc.	159	11,799
Seneca Foods Corp., Class A*	121	5,068
		149,631
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	300	31,203
Northwest Natural Holding Co.	552	26,452
South Jersey Industries, Inc.	1,816	41,804
		99,459
Health Care Equipment & Supplies - 1.9%
AngioDynamics, Inc.*	684	9,727
Cardiovascular Systems, Inc.*	716	24,673
CONMED Corp.	516	52,575
CryoLife, Inc.*	683	14,220
Cutera, Inc.*	318	7,956
Glaukos Corp.*	807	54,456
Heska Corp.*	161	20,125
Inogen, Inc.*	331	11,608
Integer Holdings Corp.*	593	42,749
Invacare Corp.	621	5,297
Lantheus Holdings, Inc.*	1,206	15,871
LeMaitre Vascular, Inc.	303	11,935
Meridian Bioscience, Inc.*	774	14,629
Merit Medical Systems, Inc.*	882	48,572
Mesa Laboratories, Inc.	88	23,915
Natus Medical, Inc.*	612	12,803
OraSure Technologies, Inc.*	1,293	15,516
Orthofix Medical, Inc.*	349	12,829

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Surmodics, Inc.*	246	9,210
Tactile Systems Technology, Inc.*	350	15,089
Varex Imaging Corp.*	705	11,760
Zynex, Inc.*(b)	351	4,900
		440,415
Health Care Providers & Services - 2.5%
Addus HomeCare Corp.*	269	26,698
AMN Healthcare Services, Inc.*	848	55,256
BioTelemetry, Inc.*	617	34,188
Community Health Systems, Inc.*	2,030	16,605
CorVel Corp.*	165	14,776
Covetrus, Inc.*	1,772	47,871
Cross Country Healthcare, Inc.*	631	5,490
Ensign Group, Inc. (The)	913	65,617
Fulgent Genetics, Inc.*(b)	213	9,568
Hanger, Inc.*	688	15,611
Magellan Health, Inc.*	407	32,173
MEDNAX, Inc.*	1,537	31,063
Owens & Minor, Inc.	1,304	33,591
Pennant Group, Inc. (The)*	455	23,064
Providence Service Corp. (The)*	221	30,010
R1 RCM, Inc.*	2,087	42,324
RadNet, Inc.*	773	14,393
Select Medical Holdings Corp.*	1,935	46,633
Tivity Health, Inc.*	675	12,440
US Physical Therapy, Inc.	232	24,643
		582,014
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	2,942	40,247
Computer Programs and Systems, Inc.	228	6,482
HealthStream, Inc.*	462	8,630
HMS Holdings Corp.*	1,598	50,209
NextGen Healthcare, Inc.*	1,000	17,740
Omnicell, Inc.*	772	80,944
Simulations Plus, Inc.	273	15,280
Tabula Rasa HealthCare, Inc.*	377	12,991
		232,523
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc.	402	13,278
Bloomin' Brands, Inc.	1,438	25,165
Brinker International, Inc.	814	40,790
Cheesecake Factory, Inc. (The)	755	28,297
Chuy's Holdings, Inc.*	355	8,413
Dave & Buster's Entertainment, Inc.	857	21,699
Dine Brands Global, Inc.	296	18,639
El Pollo Loco Holdings, Inc.*	337	5,281
Fiesta Restaurant Group, Inc.*	314	3,689
Monarch Casino & Resort, Inc.*	230	12,701
Red Robin Gourmet Burgers, Inc.*	281	5,651
Ruth's Hospitality Group, Inc.	575	8,953
Shake Shack, Inc., Class A*	642	52,426
		244,982
Household Durables - 1.7%
Cavco Industries, Inc.*	154	27,722
Century Communities, Inc.*	524	23,318
Ethan Allen Interiors, Inc.	394	7,198
Installed Building Products, Inc.*	409	40,417
iRobot Corp.*(b)	503	39,450
La-Z-Boy, Inc.	830	30,743
LGI Homes, Inc.*	399	43,112
M/I Homes, Inc.*	515	23,407
MDC Holdings, Inc.	904	43,636
Meritage Homes Corp.*	679	61,212
Tupperware Brands Corp.*	887	29,848
Universal Electronics, Inc.*	252	13,270
		383,333
Household Products - 0.4%
Central Garden & Pet Co.*	175	7,007
Central Garden & Pet Co., Class A*	701	25,860
WD-40 Co.	247	62,815
		95,682
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	647	16,317

Insurance - 2.1%
Ambac Financial Group, Inc.*	827	12,107
American Equity Investment Life Holding Co.	1,660	43,625
AMERISAFE, Inc.	349	19,101
Assured Guaranty Ltd.	1,513	45,587
eHealth, Inc.*	465	35,335
Employers Holdings, Inc.	528	16,109
HCI Group, Inc.	111	5,789
Horace Mann Educators Corp.	746	29,780
James River Group Holdings Ltd.	552	25,160
Kinsale Capital Group, Inc.	383	91,981
Palomar Holdings, Inc.*	391	25,845
ProAssurance Corp.	973	15,481
Safety Insurance Group, Inc.	259	18,454
Stewart Information Services Corp.	483	20,223
Third Point Reinsurance Ltd.*	1,474	14,062
Trupanion, Inc.*	586	59,409
United Fire Group, Inc.	388	8,486
United Insurance Holdings Corp.	373	1,652
Universal Insurance Holdings, Inc.	523	7,301
		495,487
Interactive Media & Services - 0.1%
QuinStreet, Inc.*	875	15,614

Internet & Direct Marketing Retail - 0.4%
Liquidity Services, Inc.*	473	4,498
PetMed Express, Inc.	366	11,236
Shutterstock, Inc.	399	27,436
Stamps.com, Inc.*	317	59,425
		102,595
IT Services - 1.4%
Cardtronics plc, Class A*	642	15,588
CSG Systems International, Inc.	597	25,898
EVERTEC, Inc.	1,077	40,032
ExlService Holdings, Inc.*	617	51,372
ManTech International Corp., Class A	490	37,715
NIC, Inc.	1,210	28,356
Perficient, Inc.*	600	27,318
Sykes Enterprises, Inc.*	723	27,207
TTEC Holdings, Inc.	329	22,260
Unisys Corp.*	1,138	16,592
Virtusa Corp.*	513	25,691
		318,029
Leisure Products - 0.7%
Callaway Golf Co.	1,700	36,125
Sturm Ruger & Co., Inc.	316	19,352
Vista Outdoor, Inc.*	1,048	21,620

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
YETI Holdings, Inc.*	1,351	85,343
		162,440
Life Sciences Tools & Services - 0.5%
Luminex Corp.	778	18,462
NeoGenomics, Inc.*	1,994	94,875
		113,337
Machinery - 3.8%
Alamo Group, Inc.	178	24,158
Albany International Corp., Class A	555	38,034
Astec Industries, Inc.	408	23,664
Barnes Group, Inc.	839	38,602
Chart Industries, Inc.*	636	65,737
CIRCOR International, Inc.*	361	11,938
Enerpac Tool Group Corp.	1,079	24,159
EnPro Industries, Inc.	370	26,200
ESCO Technologies, Inc.	470	46,483
Federal Signal Corp.	1,091	33,854
Franklin Electric Co., Inc.	692	46,772
Greenbrier Cos., Inc. (The)	590	19,688
Hillenbrand, Inc.	1,349	50,547
John Bean Technologies Corp.	573	63,351
Lindsay Corp.	196	22,701
Lydall, Inc.*	305	8,357
Meritor, Inc.*	1,305	34,452
Mueller Industries, Inc.	1,025	33,579
Proto Labs, Inc.*	482	66,593
SPX Corp.*	807	41,343
SPX FLOW, Inc.*	766	41,042
Standex International Corp.	224	16,903
Tennant Co.	333	22,364
Titan International, Inc.	902	4,528
Wabash National Corp.	955	16,885
Watts Water Technologies, Inc., Class A	496	58,107
		880,041
Marine - 0.2%
Matson, Inc.	778	45,225

Media - 0.3%
EW Scripps Co. (The), Class A	1,030	13,143
Gannett Co., Inc.*(b)	2,338	6,640
Meredith Corp.	728	14,814
Scholastic Corp.	540	12,809
TechTarget, Inc.*	418	21,945
		69,351
Metals & Mining - 1.2%
Allegheny Technologies, Inc.*	2,286	30,838
Arconic Corp.*	1,753	48,225
Carpenter Technology Corp.	866	21,165
Century Aluminum Co.*	905	9,186
Cleveland-Cliffs, Inc.(b)	7,207	79,349
Haynes International, Inc.	227	4,810
Kaiser Aluminum Corp.	285	22,224
Materion Corp.	367	21,396
Olympic Steel, Inc.	164	2,434
SunCoke Energy, Inc.	1,494	6,723
TimkenSteel Corp.*	683	3,217
Warrior Met Coal, Inc.	924	16,096
		265,663
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate Finance, Inc.	2,453	26,443
ARMOUR Residential REIT, Inc.	1,168	12,358
Capstead Mortgage Corp.	1,742	9,808
Granite Point Mortgage Trust, Inc.	997	9,232
Invesco Mortgage Capital, Inc.(b)	3,274	10,870
KKR Real Estate Finance Trust, Inc.	490	8,933
New York Mortgage Trust, Inc.	6,820	23,972
PennyMac Mortgage Investment Trust	1,792	30,643
Ready Capital Corp.	743	9,614
Redwood Trust, Inc.	2,075	17,949
		159,822
Multiline Retail - 0.4%
Big Lots, Inc.	645	33,327
Macy's, Inc.(b)	5,601	57,186
		90,513
Multi-Utilities - 0.2%
Avista Corp.	1,226	46,000

Oil, Gas & Consumable Fuels - 1.1%
Bonanza Creek Energy, Inc.*	335	7,393
Callon Petroleum Co.*(b)	718	6,828
CONSOL Energy, Inc.*	470	2,486
Dorian LPG Ltd.*	608	6,645
Green Plains, Inc.*	605	8,942
Laredo Petroleum, Inc.*	162	1,913
Matador Resources Co.*	1,985	20,207
Par Pacific Holdings, Inc.*	721	8,212
PBF Energy, Inc., Class A	1,735	12,596
PDC Energy, Inc.*	1,798	30,063
Penn Virginia Corp.*	274	2,472
QEP Resources, Inc.	4,375	7,044
Range Resources Corp.	4,623	33,748
Renewable Energy Group, Inc.*	709	41,179
REX American Resources Corp.*	98	7,693
SM Energy Co.	1,922	8,130
Southwestern Energy Co.*	10,932	33,999
Talos Energy, Inc.*	422	3,612
		243,162
Paper & Forest Products - 0.4%
Boise Cascade Co.	708	30,621
Clearwater Paper Corp.*	299	10,438
Glatfelter Corp.	804	12,928
Mercer International, Inc.	714	5,848
Neenah, Inc.	303	14,699
Schweitzer-Mauduit International, Inc.	566	19,685
		94,219
Personal Products - 0.3%
Inter Parfums, Inc.	319	17,325
Medifast, Inc.	212	43,277
USANA Health Sciences, Inc.*	216	16,239
		76,841
Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc.*	660	11,722
ANI Pharmaceuticals, Inc.*	173	5,114
Corcept Therapeutics, Inc.*	1,878	42,518
Endo International plc*	4,149	21,077
Innoviva, Inc.*	1,135	11,866
Lannett Co., Inc.*	617	3,801
Pacira BioSciences, Inc.*	772	46,775
Phibro Animal Health Corp., Class A	366	6,914

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Supernus Pharmaceuticals, Inc.*	951	20,256
		170,043
Professional Services - 0.7%
Exponent, Inc.	932	77,365
Forrester Research, Inc.*	198	8,197
Heidrick & Struggles International, Inc.	349	9,109
Kelly Services, Inc., Class A	606	12,399
Korn Ferry	1,017	40,721
Resources Connection, Inc.	546	6,612
TrueBlue, Inc.*	651	12,434
		166,837
Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc.*	433	15,523
RE/MAX Holdings, Inc., Class A	327	10,235
Realogy Holdings Corp.*	2,084	25,654
St Joe Co. (The)	563	18,585
		69,997
Road & Rail - 0.6%
ArcBest Corp.	459	19,237
Heartland Express, Inc.	896	16,558
Marten Transport Ltd.	1,060	18,688
Saia, Inc.*	472	82,383
		136,866
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc.*	692	66,750
Axcelis Technologies, Inc.*	604	16,296
Brooks Automation, Inc.	1,332	97,223
CEVA, Inc.*	400	15,712
Cohu, Inc.	756	21,463
Diodes, Inc.*	758	51,514
DSP Group, Inc.*	395	6,648
FormFactor, Inc.*	1,391	57,031
Ichor Holdings Ltd.*	415	13,238
Kulicke & Soffa Industries, Inc.	1,116	33,982
MaxLinear, Inc.*	1,201	37,531
Onto Innovation, Inc.*	881	38,949
PDF Solutions, Inc.*	527	11,631
Photronics, Inc.*	1,185	13,734
Power Integrations, Inc.	1,079	77,030
Rambus, Inc.*	2,054	32,289
SMART Global Holdings, Inc.*	249	7,642
Ultra Clean Holdings, Inc.*	720	22,781
Veeco Instruments, Inc.*	896	14,891
		636,335
Software - 1.8%
8x8, Inc.*	1,882	37,207
Agilysys, Inc.*	366	13,674
Alarm.com Holdings, Inc.*	804	61,032
Bottomline Technologies DE, Inc.*	699	31,902
Ebix, Inc.	424	14,420
LivePerson, Inc.*	1,111	64,905
MicroStrategy, Inc., Class A*	131	44,903
OneSpan, Inc.*	612	12,105
Progress Software Corp.	813	32,601
SPS Commerce, Inc.*	634	65,346
Xperi Holding Corp.	1,958	37,359
		415,454
Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A	1,127	23,374
America's Car-Mart, Inc.*	115	12,017
Asbury Automotive Group, Inc.*	348	39,244
Barnes & Noble Education, Inc.*	544	1,975
Bed Bath & Beyond, Inc.(b)	2,275	47,684
Boot Barn Holdings, Inc.*	521	21,496
Buckle, Inc. (The)	517	13,866
Caleres, Inc.	700	8,239
Cato Corp. (The), Class A	373	3,006
Chico's FAS, Inc.	2,165	3,269
Children's Place, Inc. (The)	263	11,304
Conn's, Inc.*	347	3,846
Designer Brands, Inc., Class A	1,061	8,382
GameStop Corp., Class A*(b)	982	16,262
Genesco, Inc.*	252	7,905
Group 1 Automotive, Inc.	310	36,831
Guess?, Inc.	678	11,384
Haverty Furniture Cos., Inc.	312	8,493
Hibbett Sports, Inc.*	299	12,307
Lumber Liquidators Holdings, Inc.*	521	15,046
MarineMax, Inc.*	390	12,808
Michaels Cos., Inc. (The)*	1,331	13,164
Monro, Inc.	601	28,253
ODP Corp. (The)	951	27,265
Rent-A-Center, Inc.	875	29,593
Sally Beauty Holdings, Inc.*	2,044	23,506
Shoe Carnival, Inc.	155	5,668
Signet Jewelers Ltd.	945	28,624
Sleep Number Corp.*	501	34,764
Sonic Automotive, Inc., Class A	436	17,606
Zumiez, Inc.*	376	13,946
		541,127
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*(b)	2,187	20,011
Diebold Nixdorf, Inc.*	1,402	13,277
		33,288
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd.*	2,714	96,021
Crocs, Inc.*	1,218	71,728
Fossil Group, Inc.*	843	8,936
G-III Apparel Group Ltd.*	781	15,909
Kontoor Brands, Inc.	845	35,211
Movado Group, Inc.	299	5,062
Oxford Industries, Inc.	302	16,849
Steven Madden Ltd.	1,396	43,932
Unifi, Inc.*	270	4,088
Vera Bradley, Inc.*	398	3,375
Wolverine World Wide, Inc.	1,478	42,655
		343,766
Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc.*	935	31,322
Capitol Federal Financial, Inc.	2,384	29,371
Flagstar Bancorp, Inc.	925	32,412
HomeStreet, Inc.	410	13,264
Meta Financial Group, Inc.	625	20,688
Mr Cooper Group, Inc.*	1,312	34,978
NMI Holdings, Inc., Class A*	1,531	33,544
Northfield Bancorp, Inc.	863	9,605
Northwest Bancshares, Inc.	2,307	27,292
Provident Financial Services, Inc.	1,321	20,700
TrustCo Bank Corp.	1,741	10,568
Walker & Dunlop, Inc.	522	41,765
		305,509
Tobacco - 0.2%
Universal Corp.	442	20,116
Vector Group Ltd.	2,297	25,818
		45,934

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	699	54,823
DXP Enterprises, Inc.*	295	6,213
Foundation Building Materials, Inc.*	406	7,811
GMS, Inc.*	772	24,110
NOW, Inc.*	1,975	11,020
Veritiv Corp.*	224	4,162
		108,139
Water Utilities - 0.4%
American States Water Co.	666	49,164
California Water Service Group	892	44,136
		93,300
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	900	39,996
Spok Holdings, Inc.	316	3,106
		43,102
TOTAL COMMON STOCKS (Cost $14,126,003)		14,544,640

SECURITIES LENDING REINVESTMENTS(d) - 0.8%

INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $185,763)	185,763	185,763

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 23.6%

REPURCHASE AGREEMENTS(e) - 23.6%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $5,451,106 (Cost $5,451,097)	5,451,097	5,451,097

Total Investments - 87.4% (Cost $19,762,863)		20,181,500
Other assets less liabilities - 12.6%		2,903,845
Net Assets - 100.0%		23,085,345

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $492,894.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $324,333, collateralized in the form of cash with a value of $185,763 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $155,066 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from December 10, 2020 – May 15, 2050; a total value of $340,829.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $185,763.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,422,387
Aggregate gross unrealized depreciation	(2,907,752)
Net unrealized appreciation	$1,514,635
Federal income tax cost	$19,775,809

See accompanying notes to the financial statements.

Ultra SmallCap600
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Swap Agreementsa

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
5,021,512	12/6/2021	Bank of America NA	0.40%	S&P SmallCap 600®	299,142	(299,142)	—	—
2,148,677	1/20/2021	Citibank NA	0.45%	S&P SmallCap 600®	103,992	—	—	103,992
1,982,121	11/8/2021	Credit Suisse International	0.68%	S&P SmallCap 600®	(314,179)	—	314,179	—
3,981,829	1/6/2021	Morgan Stanley & Co. International plc	(0.07)%	S&P SmallCap 600®	(689,336)	13	556,608	(132,715)
8,068,143	11/22/2021	Societe Generale	0.53%	S&P SmallCap 600®	858,464	(858,464)	—	—
10,426,826	12/6/2021	UBS AG	0.43%	S&P SmallCap 600®	850,861	(850,861)	—	—

31,629,108					1,108,944
				Total Unrealized Appreciation	2,112,459
				Total Unrealized Depreciation	(1,003,515)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 56.5%

Aerospace & Defense - 0.6%
Axon Enterprise, Inc.*	667	83,835
Curtiss-Wright Corp.	437	50,369
Hexcel Corp.	878	43,479
Mercury Systems, Inc.*	588	41,877
		219,560
Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*	960	102,413

Airlines - 0.1%
JetBlue Airways Corp.*	2,863	43,203

Auto Components - 0.9%
Adient plc*	986	30,852
Dana, Inc.	1,518	25,563
Fox Factory Holding Corp.*	435	37,963
Gentex Corp.	2,582	84,173
Goodyear Tire & Rubber Co. (The)	2,448	25,508
Lear Corp.	573	81,910
Visteon Corp.*	293	35,409
		321,378
Automobiles - 0.3%
Harley-Davidson, Inc.	1,610	64,867
Thor Industries, Inc.	580	55,976
		120,843
Banks - 3.4%
Associated Banc-Corp.	1,614	24,726
BancorpSouth Bank	1,013	25,680
Bank of Hawaii Corp.	420	31,450
Bank OZK	1,270	35,509
Cathay General Bancorp	786	22,205
CIT Group, Inc.	1,035	34,662
Commerce Bancshares, Inc.	1,054	69,522
Cullen/Frost Bankers, Inc.	586	49,171
East West Bancorp, Inc.	1,488	63,567
First Financial Bankshares, Inc.	1,494	49,929
First Horizon Corp.	5,814	71,047
FNB Corp.	3,397	29,996
Fulton Financial Corp.	1,703	20,981
Glacier Bancorp, Inc.	1,002	40,852
Hancock Whitney Corp.	908	25,506
Home BancShares, Inc.	1,598	29,579
International Bancshares Corp.	584	18,927
PacWest Bancorp	1,227	28,540
Pinnacle Financial Partners, Inc.	797	43,166
Prosperity Bancshares, Inc.	974	61,196
Signature Bank	562	63,051
Sterling Bancorp	2,044	32,663
Synovus Financial Corp.	1,548	48,870
TCF Financial Corp.	1,600	53,760
Texas Capital Bancshares, Inc.*	530	29,627
Trustmark Corp.	666	16,530
UMB Financial Corp.	454	30,877
Umpqua Holdings Corp.	2,314	32,141
United Bankshares, Inc.	1,363	39,909
Valley National Bancorp	4,243	38,781
Webster Financial Corp.	948	35,872
Wintrust Financial Corp.	606	33,021
		1,231,313
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	95	88,430

Biotechnology - 0.8%
Arrowhead Pharmaceuticals, Inc.*	1,075	67,220
Emergent BioSolutions, Inc.*	473	38,753
Exelixis, Inc.*	3,247	62,212
Halozyme Therapeutics, Inc.*	1,348	52,707
Ligand Pharmaceuticals, Inc.*(b)	170	14,343
United Therapeutics Corp.*	467	61,943
		297,178
Building Products - 1.0%
Builders FirstSource, Inc.*	1,226	45,865
Lennox International, Inc.	366	105,346
Owens Corning	1,135	82,707
Simpson Manufacturing Co., Inc.	458	42,090
Trex Co., Inc.*	1,216	90,981
		366,989
Capital Markets - 1.5%
Affiliated Managers Group, Inc.	489	42,602
Eaton Vance Corp.	1,199	80,309
Evercore, Inc., Class A	427	38,827
FactSet Research Systems, Inc.	399	133,170
Federated Hermes, Inc., Class B	1,000	26,840
Interactive Brokers Group, Inc., Class A	830	43,791
Janus Henderson Group plc	1,585	45,220
SEI Investments Co.	1,277	67,362
Stifel Financial Corp.	720	49,896
		528,017
Chemicals - 1.5%
Ashland Global Holdings, Inc.	572	42,997
Avient Corp.	961	35,125
Cabot Corp.	594	24,597
Chemours Co. (The)	1,726	41,994
Ingevity Corp.*	433	28,829
Minerals Technologies, Inc.	358	21,720
NewMarket Corp.	77	28,471
Olin Corp.	1,493	32,682
RPM International, Inc.	1,366	120,222
Scotts Miracle-Gro Co. (The)	428	75,230
Sensient Technologies Corp.	445	31,915
Valvoline, Inc.	1,944	44,304
		528,086
Commercial Services & Supplies - 1.2%
Brink's Co. (The)	531	35,630
Clean Harbors, Inc.*	538	38,935
Healthcare Services Group, Inc.	783	18,534
Herman Miller, Inc.	618	22,026
HNI Corp.	448	16,334
IAA, Inc.*	1,408	84,367
KAR Auction Services, Inc.	1,358	24,512
MSA Safety, Inc.	380	56,787
Stericycle, Inc.*	961	67,693
Tetra Tech, Inc.	566	67,495
		432,313
Communications Equipment - 0.6%
Ciena Corp.*	1,614	72,307
InterDigital, Inc.	324	19,411
Lumentum Holdings, Inc.*	790	68,240
NetScout Systems, Inc.*	761	17,823

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
ViaSat, Inc.*	674	22,916
		200,697
Construction & Engineering - 0.7%
AECOM*	1,686	87,487
Dycom Industries, Inc.*	334	20,995
EMCOR Group, Inc.	577	49,726
Fluor Corp.	1,311	22,641
MasTec, Inc.*	589	33,402
Valmont Industries, Inc.	224	36,507
		250,758
Construction Materials - 0.1%
Eagle Materials, Inc.	439	39,945

Consumer Finance - 0.3%
FirstCash, Inc.	435	27,945
LendingTree, Inc.*	114	29,136
Navient Corp.	2,038	19,096
SLM Corp.	3,943	41,835
		118,012
Containers & Packaging - 0.6%
AptarGroup, Inc.	677	85,519
Greif, Inc., Class A	278	13,513
O-I Glass, Inc.	1,653	18,712
Silgan Holdings, Inc.	827	27,953
Sonoco Products Co.	1,054	61,195
		206,892
Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	545	15,603
Graham Holdings Co., Class B	44	19,669
Grand Canyon Education, Inc.*	496	41,401
H&R Block, Inc.	2,027	38,108
Service Corp. International	1,852	90,081
Strategic Education, Inc.	257	24,130
WW International, Inc.*	493	14,548
		243,540
Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	2,269	51,574

Electric Utilities - 0.6%
ALLETE, Inc.	546	30,707
Hawaiian Electric Industries, Inc.	1,148	41,133
IDACORP, Inc.	530	48,007
OGE Energy Corp.	2,104	68,149
PNM Resources, Inc.	837	41,105
		229,101
Electrical Equipment - 1.4%
Acuity Brands, Inc.	417	49,506
EnerSys	446	36,487
Generac Holdings, Inc.*	660	142,296
Hubbell, Inc.	570	92,107
nVent Electric plc	1,786	41,078
Regal Beloit Corp.	427	50,830
Sunrun, Inc.*	1,627	104,258
		516,562
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.*	816	74,786
Avnet, Inc.	1,038	31,503
Belden, Inc.	468	18,009
Cognex Corp.	1,818	136,605
Coherent, Inc.*	255	31,054
II-VI, Inc.*	1,089	73,671
Jabil, Inc.	1,425	54,464
Littelfuse, Inc.	256	61,576
National Instruments Corp.	1,382	51,728
SYNNEX Corp.	433	69,414
Trimble, Inc.*	2,630	157,458
Vishay Intertechnology, Inc.	1,393	26,968
		787,236
Energy Equipment & Services - 0.1%
ChampionX Corp.*	1,953	23,202

Entertainment - 0.1%
Cinemark Holdings, Inc.(b)	1,125	17,381
World Wrestling Entertainment, Inc., Class A	491	21,133
		38,514
Equity Real Estate Investment Trusts (REITs) - 4.9%
American Campus Communities, Inc.	1,447	57,591
Brixmor Property Group, Inc.	3,118	47,612
Camden Property Trust	1,024	101,202
CoreSite Realty Corp.	447	56,049
Corporate Office Properties Trust	1,179	31,397
Cousins Properties, Inc.	1,562	52,186
CyrusOne, Inc.	1,228	85,849
Douglas Emmett, Inc.	1,733	53,671
EastGroup Properties, Inc.	413	56,304
EPR Properties	786	28,312
First Industrial Realty Trust, Inc.	1,337	55,993
Healthcare Realty Trust, Inc.	1,430	42,185
Highwoods Properties, Inc.	1,092	41,824
Hudson Pacific Properties, Inc.	1,611	41,886
JBG SMITH Properties	1,181	36,304
Kilroy Realty Corp.	1,101	67,337
Lamar Advertising Co., Class A	909	72,365
Life Storage, Inc.	494	54,202
Macerich Co. (The)(b)	1,177	11,770
Medical Properties Trust, Inc.	5,557	107,806
National Retail Properties, Inc.	1,823	68,727
Omega Healthcare Investors, Inc.	2,385	84,000
Park Hotels & Resorts, Inc.	2,476	40,408
Pebblebrook Hotel Trust	1,376	25,456
Physicians Realty Trust	2,188	37,962
PotlatchDeltic Corp.	703	32,718
PS Business Parks, Inc.	211	27,810
Rayonier, Inc.	1,434	40,396
Rexford Industrial Realty, Inc.	1,300	62,296
Sabra Health Care REIT, Inc.	2,160	35,597
Service Properties Trust	1,730	20,518
Spirit Realty Capital, Inc.	1,084	39,935
STORE Capital Corp.	2,397	78,046
Taubman Centers, Inc.	648	27,682
Urban Edge Properties	1,153	14,966
Weingarten Realty Investors	1,265	26,451
		1,764,813
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc.*	1,450	59,435
Casey's General Stores, Inc.	388	70,492
Grocery Outlet Holding Corp.*	876	33,831
Sprouts Farmers Market, Inc.*	1,239	26,230
		189,988
Food Products - 1.1%
Darling Ingredients, Inc.*	1,701	82,124
Flowers Foods, Inc.	2,067	45,867
Hain Celestial Group, Inc. (The)*	878	33,803

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Ingredion, Inc.	704	54,314
Lancaster Colony Corp.	206	34,882
Pilgrim's Pride Corp.*	513	9,691
Post Holdings, Inc.*	662	62,532
Sanderson Farms, Inc.	207	28,303
Tootsie Roll Industries, Inc.(b)	183	5,668
TreeHouse Foods, Inc.*	594	24,431
		381,615
Gas Utilities - 0.7%
National Fuel Gas Co.	956	39,359
New Jersey Resources Corp.	1,009	33,327
ONE Gas, Inc.	556	44,024
Southwest Gas Holdings, Inc.	587	37,715
Spire, Inc.	541	34,602
UGI Corp.	2,190	77,701
		266,728
Health Care Equipment & Supplies - 1.9%
Avanos Medical, Inc.*	503	21,322
Cantel Medical Corp.	395	23,475
Globus Medical, Inc., Class A*	792	47,583
Haemonetics Corp.*	533	60,149
Hill-Rom Holdings, Inc.	699	66,307
ICU Medical, Inc.*	205	38,684
Integra LifeSciences Holdings Corp.*	744	40,719
LivaNova plc*	511	27,006
Masimo Corp.*	531	135,134
Neogen Corp.*	559	41,489
NuVasive, Inc.*	539	24,967
Penumbra, Inc.*	353	78,331
Quidel Corp.*	401	78,215
		683,381
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc.*	936	39,733
Amedisys, Inc.*	341	83,474
Chemed Corp.	168	80,346
Encompass Health Corp.	1,045	84,206
HealthEquity, Inc.*	806	57,782
LHC Group, Inc.*	332	65,178
Molina Healthcare, Inc.*	623	127,173
Patterson Cos., Inc.	911	25,289
Tenet Healthcare Corp.*	1,108	34,825
		598,006
Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	842	32,409
Caesars Entertainment, Inc.*	2,092	142,507
Choice Hotels International, Inc.	303	30,194
Churchill Downs, Inc.	373	67,110
Cracker Barrel Old Country Store, Inc.	249	34,755
Dunkin' Brands Group, Inc.	864	91,878
Jack in the Box, Inc.	239	21,986
Marriott Vacations Worldwide Corp.	432	55,008
Papa John's International, Inc.	345	27,724
Penn National Gaming, Inc.*	1,513	105,910
Scientific Games Corp.*	587	21,883
Six Flags Entertainment Corp.	793	24,369
Texas Roadhouse, Inc.	685	51,923
Wendy's Co. (The)	1,881	41,363
Wingstop, Inc.	311	39,593
Wyndham Destinations, Inc.	897	37,728
Wyndham Hotels & Resorts, Inc.	979	56,293
		882,633
Household Durables - 0.9%
Helen of Troy Ltd.*	266	53,729
KB Home	925	32,560
Taylor Morrison Home Corp., Class A*	1,363	34,457
Tempur Sealy International, Inc.*	2,020	50,884
Toll Brothers, Inc.	1,208	57,199
TopBuild Corp.*	348	60,632
TRI Pointe Group, Inc.*	1,369	23,930
		313,391
Household Products - 0.1%
Energizer Holdings, Inc.	612	25,637

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	574	83,132

Insurance - 2.4%
Alleghany Corp.	151	86,855
American Financial Group, Inc.	753	67,326
Brighthouse Financial, Inc.*	977	34,293
Brown & Brown, Inc.	2,467	111,089
CNO Financial Group, Inc.	1,489	31,686
First American Financial Corp.	1,172	56,772
Genworth Financial, Inc., Class A*	5,318	24,144
Hanover Insurance Group, Inc. (The)	395	44,378
Kemper Corp.	646	48,418
Mercury General Corp.	280	12,451
Old Republic International Corp.	2,970	53,222
Primerica, Inc.	416	54,192
Reinsurance Group of America, Inc.	714	82,310
RenaissanceRe Holdings Ltd.	538	88,576
RLI Corp.	416	39,824
Selective Insurance Group, Inc.	629	38,885
		874,421
Interactive Media & Services - 0.1%
TripAdvisor, Inc.*	1,010	26,361
Yelp, Inc.*	722	23,061
		49,422
Internet & Direct Marketing Retail - 0.2%
Grubhub, Inc.*	970	68,230

IT Services - 1.2%
Alliance Data Systems Corp.	501	36,643
CACI International, Inc., Class A*	263	62,407
KBR, Inc.	1,496	41,544
LiveRamp Holdings, Inc.*	693	40,547
MAXIMUS, Inc.	644	46,246
Perspecta, Inc.	1,436	32,195
Sabre Corp.	3,274	36,833
Science Applications International Corp.	611	56,542
WEX, Inc.*	463	80,210
		433,167
Leisure Products - 0.5%
Brunswick Corp.	832	62,100
Mattel, Inc.*	3,648	56,508
Polaris, Inc.	607	58,272
		176,880

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.4%
Bio-Techne Corp.	406	123,144
Charles River Laboratories International, Inc.*	521	122,185
Medpace Holdings, Inc.*	286	36,711
PRA Health Sciences, Inc.*	672	75,398
Repligen Corp.*	513	97,301
Syneos Health, Inc.*	733	48,261
		503,000
Machinery - 2.8%
AGCO Corp.	646	59,761
Colfax Corp.*	1,058	38,173
Crane Co.	518	36,017
Donaldson Co., Inc.	1,325	70,543
Graco, Inc.	1,751	118,613
ITT, Inc.	909	66,021
Kennametal, Inc.	872	30,511
Lincoln Electric Holdings, Inc.	624	71,760
Middleby Corp. (The)*	585	79,554
Nordson Corp.	567	115,560
Oshkosh Corp.	716	57,638
Terex Corp.	729	22,599
Timken Co. (The)	710	52,142
Toro Co. (The)	1,127	102,230
Trinity Industries, Inc.	936	21,388
Woodward, Inc.	609	68,104
		1,010,614
Marine - 0.1%
Kirby Corp.*	631	31,929

Media - 0.7%
AMC Networks, Inc., Class A*(b)	311	10,254
Cable One, Inc.	57	112,898
John Wiley & Sons, Inc., Class A	458	15,819
New York Times Co. (The), Class A	1,517	65,095
TEGNA, Inc.	2,301	33,157
		237,223
Metals & Mining - 0.9%
Commercial Metals Co.	1,251	24,907
Compass Minerals International, Inc.	358	22,361
Reliance Steel & Aluminum Co.	670	78,926
Royal Gold, Inc.	689	76,114
Steel Dynamics, Inc.	2,100	76,041
United States Steel Corp.(b)	2,316	32,864
Worthington Industries, Inc.	379	19,602
		330,815
Multiline Retail - 0.4%
Kohl's Corp.	1,658	53,387
Nordstrom, Inc.(b)	1,140	29,549
Ollie's Bargain Outlet Holdings, Inc.*	597	52,572
		135,508
Multi-Utilities - 0.3%
Black Hills Corp.	660	40,148
MDU Resources Group, Inc.	2,107	52,548
NorthWestern Corp.	531	30,798
		123,494
Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Corp.	3,005	20,254
Cimarex Energy Co.	1,073	38,574
CNX Resources Corp.*	2,359	22,198
EQT Corp.	2,893	43,048
Equitrans Midstream Corp.	4,272	34,860
Murphy Oil Corp.	1,517	15,261
World Fuel Services Corp.	667	18,956
WPX Energy, Inc.*	4,244	30,217
		223,368
Paper & Forest Products - 0.2%
Domtar Corp.	580	17,458
Louisiana-Pacific Corp.	1,180	40,391
		57,849
Personal Products - 0.2%
Coty, Inc., Class A	2,974	21,383
Edgewell Personal Care Co.*	572	19,877
Nu Skin Enterprises, Inc., Class A	540	27,815
		69,075
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals plc*	583	82,034
Nektar Therapeutics*	1,879	30,797
Prestige Consumer Healthcare, Inc.*	528	18,781
		131,612
Professional Services - 0.7%
ASGN, Inc.*	551	43,077
CoreLogic, Inc.	835	64,712
FTI Consulting, Inc.*	384	40,328
Insperity, Inc.	379	32,405
ManpowerGroup, Inc.	610	52,856
		233,378
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.*	544	71,966

Road & Rail - 0.5%
Avis Budget Group, Inc.*	542	19,062
Knight-Swift Transportation Holdings, Inc.	1,324	54,668
Landstar System, Inc.	404	53,094
Ryder System, Inc.	565	33,459
Werner Enterprises, Inc.	609	24,354
		184,637
Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic, Inc.*	614	49,181
CMC Materials, Inc.	306	47,210
Cree, Inc.*	1,153	104,220
Enphase Energy, Inc.*	1,324	180,819
First Solar, Inc.*	890	83,153
MKS Instruments, Inc.	579	79,890
Monolithic Power Systems, Inc.	444	142,062
Semtech Corp.*	685	46,217
Silicon Laboratories, Inc.*	460	53,917
SolarEdge Technologies, Inc.*	527	146,495
Synaptics, Inc.*	360	27,997
Universal Display Corp.	451	103,297
		1,064,458
Software - 2.3%
ACI Worldwide, Inc.*	1,224	39,878
Blackbaud, Inc.	521	28,702
CDK Global, Inc.	1,276	61,120
Ceridian HCM Holding, Inc.*	1,364	131,517
CommVault Systems, Inc.*	487	23,259
Fair Isaac Corp.*	306	144,671
J2 Global, Inc.*	471	42,206
Manhattan Associates, Inc.*	668	68,296
Paylocity Holding Corp.*	390	76,674

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
PTC, Inc.*	1,097	118,311
Qualys, Inc.*	355	33,729
Sailpoint Technologies Holdings, Inc.*	950	44,232
Teradata Corp.*	1,145	25,110
		837,705
Specialty Retail - 1.6%
Aaron's Holdings Co., Inc.	706	44,429
American Eagle Outfitters, Inc.	1,565	28,154
AutoNation, Inc.*	614	37,632
Dick's Sporting Goods, Inc.	685	38,915
Five Below, Inc.*	587	91,807
Foot Locker, Inc.	1,096	40,990
Lithia Motors, Inc., Class A	268	77,532
Murphy USA, Inc.	284	36,409
RH*	162	73,412
Urban Outfitters, Inc.*	720	19,714
Williams-Sonoma, Inc.	818	89,546
		578,540
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.*	1,350	37,354

Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	458	40,757
Columbia Sportswear Co.	320	26,218
Deckers Outdoor Corp.*	295	75,104
Skechers USA, Inc., Class A*	1,432	47,929
		190,008
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	1,181	51,799
MGIC Investment Corp.	3,543	42,374
New York Community Bancorp, Inc.	4,875	47,239
Washington Federal, Inc.	796	18,602
		160,014
Trading Companies & Distributors - 0.5%
GATX Corp.	368	29,352
MSC Industrial Direct Co., Inc., Class A	478	39,827
Univar Solutions, Inc.*	1,777	31,808
Watsco, Inc.	345	78,439
		179,426
Water Utilities - 0.3%
Essential Utilities, Inc.	2,344	106,136

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	1,046	19,853

TOTAL COMMON STOCKS (Cost $18,188,971)		20,295,162

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $59,933)	59,933	59,933

	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.2%

REPURCHASE AGREEMENTS(d) - 6.2%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $2,242,145
(Cost $2,242,142)	2,242,142	2,242,142

Total Investments - 62.9% (Cost $20,491,046)		22,597,237
Other assets less liabilities - 37.1%		13,328,322
Net Assets - 100.0%		35,925,559

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,444,077.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $74,542, collateralized in the form of cash with a value of $59,933 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $20,236 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from December 10, 2020 – February 15, 2050; a total value of $80,169.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $59,933.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,511,947
Aggregate gross unrealized depreciation	(819,971)
Net unrealized appreciation	$11,691,976
Federal income tax cost	$21,464,612

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	17	12/18/2020	USD	$3,686,280	$250,482

Swap Agreementsa

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
20,521,908	12/7/2020	Bank of America NA	0.53%	S&P MidCap 400®	3,040,098	(3,040,098)	—	—
11,939,761	11/8/2021	BNP Paribas SA	0.53%	S&P MidCap 400®	762,688	(762,688)	—	—
275,400	12/6/2021	Citibank NA	0.50%	S&P MidCap 400®	18,210	—	—	18,210
12,774,634	11/8/2021	Credit Suisse International	0.63%	S&P MidCap 400®	1,173,691	—	(1,173,691)	—
15,601,308	12/7/2020	Goldman Sachs International	0.55%	S&P MidCap 400®	1,844,748	(1,844,748)	—	—
4,675,286	1/6/2021	Morgan Stanley & Co. International plc	(0.04)%	S&P MidCap 400®	741,776	(741,776)	—	—
3,532,487	1/6/2021	Societe Generale	0.35%	S&P MidCap 400®	2,097,781	(2,047,097)	—	50,684
14,481,243	11/8/2021	UBS AG	0.48%	S&P MidCap 400®	629,877	(620,776)	(9,101)	—

83,802,027					10,308,869
				Total Unrealized Appreciation	10,308,869

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 67.1%

Aerospace & Defense - 0.6%
AAR Corp.	2,587	73,393
Aerojet Rocketdyne Holdings, Inc.*	5,669	212,191
AeroVironment, Inc.*	1,672	142,772
Astronics Corp.*	1,807	20,636
Cubic Corp.	2,427	142,125
Ducommun, Inc.*	832	41,367
Kaman Corp.	2,130	111,378
Kratos Defense & Security Solutions, Inc.*	9,376	198,490
Maxar Technologies, Inc.	4,719	131,235
Moog, Inc., Class A	2,298	177,773
National Presto Industries, Inc.	394	33,510
PAE, Inc.*	4,561	43,831
Park Aerospace Corp.	1,521	19,362
Parsons Corp.*	1,742	56,964
Triumph Group, Inc.	3,977	52,377
Vectrus, Inc.*	885	42,188
		1,499,592
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	4,540	139,560
Atlas Air Worldwide Holdings, Inc.*	1,988	110,950
Echo Global Logistics, Inc.*	2,022	57,405
Forward Air Corp.	2,148	156,954
Hub Group, Inc., Class A*	2,530	138,189
Radiant Logistics, Inc.*	3,022	17,890
		620,948
Airlines - 0.2%
Allegiant Travel Co.	1,012	172,232
Hawaiian Holdings, Inc.	3,512	71,153
Mesa Air Group, Inc.*	2,277	14,527
SkyWest, Inc.	3,807	163,435
Spirit Airlines, Inc.*(b)	6,881	155,717
		577,064
Auto Components - 1.0%
Adient plc*	6,795	212,615
American Axle & Manufacturing Holdings, Inc.*	8,681	69,101
Cooper Tire & Rubber Co.	3,894	154,709
Cooper-Standard Holdings, Inc.*	1,295	43,926
Dana, Inc.	11,175	188,187
Dorman Products, Inc.*	2,055	189,820
Fox Factory Holding Corp.*	3,197	279,002
Gentherm, Inc.*	2,530	143,856
Goodyear Tire & Rubber Co. (The)	17,855	186,049
LCI Industries	1,903	239,359
Modine Manufacturing Co.*	3,825	41,769
Motorcar Parts of America, Inc.*	1,452	29,214
Patrick Industries, Inc.	1,724	108,681
Standard Motor Products, Inc.	1,630	75,453
Stoneridge, Inc.*	2,007	53,908
Tenneco, Inc., Class A*	3,941	41,972
Visteon Corp.*	2,141	258,740
Workhorse Group, Inc.*(b)	7,280	184,694
XPEL, Inc.*(c)	1,290	48,865
		2,549,920
Automobiles - 0.1%
Winnebago Industries, Inc.	2,405	127,297

Banks - 5.2%
1st Constitution Bancorp	699	11,422
1st Source Corp.	1,265	47,210
ACNB Corp.	654	16,291
Allegiance Bancshares, Inc.	1,461	46,255
Altabancorp	1,227	33,620
Amalgamated Bank, Class A	1,045	13,292
Amerant Bancorp, Inc.*	1,751	26,002
American National Bankshares, Inc.	823	21,382
Ameris Bancorp	5,122	174,199
Ames National Corp.	678	14,584
Arrow Financial Corp.	1,023	30,444
Atlantic Capital Bancshares, Inc.*	1,612	22,632
Atlantic Union Bankshares Corp.	6,020	180,058
Auburn National Bancorp, Inc.	180	7,535
Banc of California, Inc.	3,446	45,832
BancFirst Corp.	1,450	78,633
Bancorp, Inc. (The)*	3,979	46,952
BancorpSouth Bank	7,648	193,877
Bank First Corp.(b)	484	33,473
Bank of Commerce Holdings	1,228	11,555
Bank of Marin Bancorp	1,021	35,429
Bank of NT Butterfield & Son Ltd. (The)	3,924	124,234
Bank of Princeton (The)	440	10,485
Bank7 Corp.	218	2,651
BankFinancial Corp.	1,023	8,256
BankUnited, Inc.	7,087	202,050
Bankwell Financial Group, Inc.	512	9,370
Banner Corp.	2,685	110,971
Bar Harbor Bankshares	1,152	26,554
BayCom Corp.*	878	12,643
BCB Bancorp, Inc.	1,112	11,309
Berkshire Hills Bancorp, Inc.	3,452	56,613
Boston Private Financial Holdings, Inc.	6,329	45,316
Bridge Bancorp, Inc.	1,290	28,793
Brookline Bancorp, Inc.	5,988	68,084
Bryn Mawr Bank Corp.	1,524	45,446
Business First Bancshares, Inc.	1,490	27,818
Byline Bancorp, Inc.	1,875	28,744
C&F Financial Corp.	268	10,050
Cadence Bancorp	9,523	132,751
California Bancorp*	584	9,402
Cambridge Bancorp	492	33,259
Camden National Corp.	1,141	39,193
Capital Bancorp, Inc.*	613	7,289
Capital City Bank Group, Inc.	1,034	23,544
Capstar Financial Holdings, Inc.	1,234	14,870
Carter Bankshares, Inc.	1,751	16,407
Cathay General Bancorp	5,865	165,686
CB Financial Services, Inc.	380	8,508
CBTX, Inc.	1,363	29,918
Central Pacific Financial Corp.	2,120	34,747
Central Valley Community Bancorp	816	11,628
Century Bancorp, Inc., Class A	215	15,889
Chemung Financial Corp.	277	9,293
ChoiceOne Financial Services, Inc.	566	16,771
CIT Group, Inc.	7,620	255,194
Citizens & Northern Corp.	1,030	18,695
Citizens Holding Co.	362	7,417
City Holding Co.	1,218	80,010

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Civista Bancshares, Inc.	1,220	20,533
CNB Financial Corp.	1,144	22,514
Coastal Financial Corp.*	703	13,863
Codorus Valley Bancorp, Inc.	724	12,156
Colony Bankcorp, Inc.	598	8,527
Columbia Banking System, Inc.	5,546	175,309
Community Bank System, Inc.	4,084	254,229
Community Bankers Trust Corp.	1,682	10,933
Community Financial Corp. (The)	403	11,038
Community Trust Bancorp, Inc.	1,198	40,552
ConnectOne Bancorp, Inc.	2,864	50,779
County Bancorp, Inc.	377	8,090
CrossFirst Bankshares, Inc.*	3,702	33,688
Customers Bancorp, Inc.*	2,217	37,445
CVB Financial Corp.	9,981	189,539
Dime Community Bancshares, Inc.	2,213	31,978
Eagle Bancorp Montana, Inc.	486	10,016
Eagle Bancorp, Inc.	2,470	90,847
Enterprise Bancorp, Inc.	694	17,961
Enterprise Financial Services Corp.	1,858	63,191
Equity Bancshares, Inc., Class A*	1,121	22,728
Esquire Financial Holdings, Inc.*	519	9,705
Evans Bancorp, Inc.	369	9,956
Farmers & Merchants Bancorp, Inc.	780	17,846
Farmers National Banc Corp.	2,002	25,105
FB Financial Corp.	2,401	76,640
Fidelity D&D Bancorp, Inc.(b)	305	17,791
Financial Institutions, Inc.	1,224	24,492
First Bancorp, Inc. (The)	780	18,899
First Bancorp/NC	2,217	69,569
First Bancorp/PR	16,627	132,018
First Bancshares, Inc. (The)	1,596	43,667
First Bank	1,237	11,492
First Busey Corp.	3,893	77,899
First Business Financial Services, Inc.	628	11,863
First Capital, Inc.(b)	251	16,631
First Choice Bancorp	801	13,241
First Commonwealth Financial Corp.	7,534	72,854
First Community Bankshares, Inc.	1,336	28,150
First Community Corp.	552	9,528
First Financial Bancorp	7,490	120,214
First Financial Bankshares, Inc.	9,970	333,197
First Financial Corp.	1,041	39,423
First Foundation, Inc.	3,045	54,079
First Guaranty Bancshares, Inc.	281	4,726
First Internet Bancorp	729	18,648
First Interstate BancSystem, Inc., Class A	3,239	123,244
First Merchants Corp.	4,168	138,878
First Mid Bancshares, Inc.	1,128	33,896
First Midwest Bancorp, Inc.	8,807	123,210
First Northwest Bancorp	669	10,035
First of Long Island Corp. (The)	1,761	29,602
First Savings Financial Group, Inc.	144	9,072
First United Corp.	518	7,915
First Western Financial, Inc.*	483	8,163
Flushing Financial Corp.	2,084	29,593
FNCB Bancorp, Inc.	1,321	8,864
Franklin Financial Services Corp.	318	9,047
Fulton Financial Corp.	12,262	151,068
FVCBankcorp, Inc.*	910	11,830
German American Bancorp, Inc.	1,902	60,750
Glacier Bancorp, Inc.	7,397	301,576
Great Southern Bancorp, Inc.	850	39,015
Great Western Bancorp, Inc.	4,272	70,189
Guaranty Bancshares, Inc.	542	15,615
Hancock Whitney Corp.	6,662	187,136
Hanmi Financial Corp.	2,360	23,010
HarborOne Bancorp, Inc.	4,087	40,093
Hawthorn Bancshares, Inc.	449	9,878
HBT Financial, Inc.	757	10,583
Heartland Financial USA, Inc.	2,685	104,661
Heritage Commerce Corp.	4,490	37,806
Heritage Financial Corp.	2,782	64,737
Hilltop Holdings, Inc.	5,567	134,109
Home BancShares, Inc.	11,816	218,714
HomeTrust Bancshares, Inc.	1,206	20,538
Hope Bancorp, Inc.	9,064	85,927
Horizon Bancorp, Inc.	3,303	47,233
Howard Bancorp, Inc.*	1,015	12,525
Independent Bank Corp.	2,539	171,738
Independent Bank Corp./MI	1,632	27,760
Independent Bank Group, Inc.	2,860	160,475
International Bancshares Corp.	4,123	133,626
Investar Holding Corp.	783	12,732
Investors Bancorp, Inc.	17,815	172,449
Lakeland Bancorp, Inc.	3,765	45,255
Lakeland Financial Corp.	1,909	96,958
Landmark Bancorp, Inc.	299	7,439
LCNB Corp.	941	13,927
Level One Bancorp, Inc.	395	7,533
Limestone Bancorp, Inc.*	405	4,925
Live Oak Bancshares, Inc.	2,166	89,066
Macatawa Bank Corp.	2,024	15,706
Mackinac Financial Corp.	689	8,385
MainStreet Bancshares, Inc.*	548	8,883
Mercantile Bank Corp.	1,221	30,317
Meridian Corp.	414	7,700
Metrocity Bankshares, Inc.(b)	1,336	18,504
Metropolitan Bank Holding Corp.*	544	17,996
Mid Penn Bancorp, Inc.	536	12,457
Middlefield Banc Corp.	462	9,887
Midland States Bancorp, Inc.	1,653	28,018
MidWestOne Financial Group, Inc.	1,132	26,330
MVB Financial Corp.	761	15,319
National Bank Holdings Corp., Class A	2,274	73,177
National Bankshares, Inc.	494	14,879
NBT Bancorp, Inc.	3,284	98,356
Nicolet Bankshares, Inc.*	723	48,087
Northeast Bank	593	12,916
Northrim Bancorp, Inc.	483	15,345
Norwood Financial Corp.	448	12,078
Oak Valley Bancorp	528	9,462
OceanFirst Financial Corp.	4,583	72,274
OFG Bancorp	3,907	65,442
Ohio Valley Banc Corp.	331	7,630
Old National Bancorp	12,663	200,455
Old Second Bancorp, Inc.	2,222	21,465
Origin Bancorp, Inc.	1,700	43,707
Orrstown Financial Services, Inc.	838	13,509
Pacific Premier Bancorp, Inc.	6,176	177,992
Park National Corp.	1,109	112,131
Parke Bancorp, Inc.	816	11,718
Partners Bancorp	764	5,004
PCB Bancorp	960	10,454

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Peapack-Gladstone Financial Corp.	1,413	31,100
Penns Woods Bancorp, Inc.	530	13,547
Peoples Bancorp of North Carolina, Inc.	345	8,584
Peoples Bancorp, Inc.	1,425	35,597
Peoples Financial Services Corp.	542	20,498
Plumas Bancorp	360	8,586
Preferred Bank	1,065	39,160
Premier Financial Bancorp, Inc.	1,009	13,430
Professional Holding Corp., Class A*	881	12,510
QCR Holdings, Inc.	1,144	39,891
RBB Bancorp	1,283	19,040
Red River Bancshares, Inc.	380	18,901
Reliant Bancorp, Inc.	1,158	20,485
Renasant Corp.	4,206	129,839
Republic Bancorp, Inc., Class A	751	26,510
Republic First Bancorp, Inc.*	3,513	10,925
Richmond Mutual Bancorp, Inc.	950	11,913
S&T Bancorp, Inc.	2,984	66,812
Salisbury Bancorp, Inc.	197	7,693
Sandy Spring Bancorp, Inc.	3,560	104,878
SB Financial Group, Inc.	549	9,399
Seacoast Banking Corp. of Florida*	3,987	100,712
Select Bancorp, Inc.*	1,212	11,090
ServisFirst Bancshares, Inc.	3,763	142,166
Shore Bancshares, Inc.	956	13,241
Sierra Bancorp	1,078	23,716
Silvergate Capital Corp., Class A*	1,211	43,099
Simmons First National Corp., Class A	8,360	163,020
SmartFinancial, Inc.	1,081	19,090
South Plains Financial, Inc.	818	14,438
South State Corp.	5,406	359,365
Southern First Bancshares, Inc.*	560	17,864
Southern National Bancorp of Virginia, Inc.	1,531	16,749
Southside Bancshares, Inc.	2,443	71,824
Spirit of Texas Bancshares, Inc.	1,013	15,823
Stock Yards Bancorp, Inc.	1,579	62,907
Summit Financial Group, Inc.	872	18,260
Texas Capital Bancshares, Inc.*	3,906	218,345
Tompkins Financial Corp.	1,109	70,543
Towne Bank	5,171	112,469
TriCo Bancshares	2,043	66,929
TriState Capital Holdings, Inc.*	2,129	31,701
Triumph Bancorp, Inc.*	1,752	79,611
Trustmark Corp.	4,867	120,799
UMB Financial Corp.	3,370	229,194
United Bankshares, Inc.	9,562	279,975
United Community Banks, Inc.	6,033	144,249
United Security Bancshares	1,040	7,332
Unity Bancorp, Inc.	601	10,572
Univest Financial Corp.	2,224	40,721
Valley National Bancorp	30,774	281,274
Veritex Holdings, Inc.	3,666	79,516
Washington Trust Bancorp, Inc.	1,318	51,824
WesBanco, Inc.	5,034	144,123
West Bancorp, Inc.	1,239	23,888
Westamerica Bancorp	2,017	111,177
		13,428,966
Beverages - 0.2%
Celsius Holdings, Inc.*	2,653	85,559
Coca-Cola Consolidated, Inc.	364	95,255
MGP Ingredients, Inc.	997	43,479
National Beverage Corp.*(b)	912	89,404
NewAge, Inc.*(b)	7,318	25,101
Primo Water Corp.	12,067	181,367
		520,165
Biotechnology - 7.5%
89bio, Inc.*	501	13,532
Abeona Therapeutics, Inc.*	4,664	7,556
ADMA Biologics, Inc.*(b)	4,652	9,490
Adverum Biotechnologies, Inc.*	6,708	91,162
Aeglea BioTherapeutics, Inc.*	3,242	27,752
Affimed NV*	6,282	33,546
Agenus, Inc.*	11,718	43,357
Akebia Therapeutics, Inc.*	11,063	36,619
Akero Therapeutics, Inc.*	1,047	30,133
Akouos, Inc.*	1,121	23,182
Albireo Pharma, Inc.*	1,026	38,177
Alector, Inc.*	3,575	46,868
Allakos, Inc.*	1,880	201,216
Allogene Therapeutics, Inc.*	4,163	129,261
Allovir, Inc.*	1,385	54,860
ALX Oncology Holdings, Inc.*	739	56,851
Amicus Therapeutics, Inc.*	19,636	449,468
AnaptysBio, Inc.*	1,653	42,631
Anavex Life Sciences Corp.*(b)	4,055	21,613
Anika Therapeutics, Inc.*	1,078	40,748
Annexon, Inc.*	1,139	27,564
Apellis Pharmaceuticals, Inc.*	4,638	218,635
Applied Genetic Technologies Corp.*	1,883	8,361
Applied Molecular Transport, Inc.*(b)	957	29,696
Applied Therapeutics, Inc.*	1,051	24,341
Aprea Therapeutics, Inc.*	553	13,958
Aptinyx, Inc.*(b)	1,959	7,777
Aravive, Inc.*(b)	941	5,467
Arcturus Therapeutics Holdings, Inc.*	1,236	113,415
Arcus Biosciences, Inc.*	3,256	88,661
Arcutis Biotherapeutics, Inc.*	1,396	37,860
Ardelyx, Inc.*	5,640	35,532
Arena Pharmaceuticals, Inc.*	4,489	295,690
Arrowhead Pharmaceuticals, Inc.*	7,752	484,733
Assembly Biosciences, Inc.*	2,371	13,669
Atara Biotherapeutics, Inc.*	5,587	129,563
Athenex, Inc.*	4,786	65,233
Athersys, Inc.*(b)	13,396	24,783
Atreca, Inc., Class A*	2,173	33,768
AVEO Pharmaceuticals, Inc.*(b)	1,688	9,081
Avid Bioservices, Inc.*	4,354	39,708
Avidity Biosciences, Inc.*	1,292	38,682
Avrobio, Inc.*	2,412	33,213
Axcella Health, Inc.*	1,163	6,629
Beam Therapeutics, Inc.*	2,729	136,450
Beyondspring, Inc.*(b)	1,133	12,667
BioCryst Pharmaceuticals, Inc.*	13,641	69,705
Biohaven Pharmaceutical Holding Co. Ltd.*	3,717	330,627
BioSpecifics Technologies Corp.*	483	42,697
Bioxcel Therapeutics, Inc.*	906	39,864
Black Diamond Therapeutics, Inc.*(b)	1,396	46,543
Blueprint Medicines Corp.*	4,275	462,042

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
BrainStorm Cell Therapeutics, Inc.*(b)	2,208	12,199
Bridgebio Pharma, Inc.*(b)	5,623	282,500
Cabaletta Bio, Inc.*	998	14,850
Calithera Biosciences, Inc.*	5,079	24,938
Calyxt, Inc.*(b)	800	2,976
CareDx, Inc.*	3,698	211,415
CASI Pharmaceuticals, Inc.*	5,108	12,719
Catabasis Pharmaceuticals, Inc.*	1,489	2,457
Catalyst Biosciences, Inc.*	1,707	10,583
Catalyst Pharmaceuticals, Inc.*	7,497	27,439
Cellular Biomedicine Group, Inc.*	953	17,526
CEL-SCI Corp.*(b)	2,606	32,575
Centogene NV*	657	8,239
Checkmate Pharmaceuticals, Inc.*(b)	389	4,719
Checkpoint Therapeutics, Inc.*(b)	3,485	8,364
ChemoCentryx, Inc.*	3,831	211,280
Chimerix, Inc.*	3,738	14,092
Chinook Therapeutics, Inc.*	1,024	14,316
Cidara Therapeutics, Inc.*	2,726	6,379
Clovis Oncology, Inc.*(b)	6,408	31,527
Cohbar, Inc.*(b)(c)	2,002	2,703
Coherus Biosciences, Inc.*	4,471	82,535
Concert Pharmaceuticals, Inc.*	2,209	25,183
Constellation Pharmaceuticals, Inc.*	2,370	60,056
ContraFect Corp.*	1,888	11,932
Corbus Pharmaceuticals Holdings, Inc.*(b)	5,770	7,039
Cortexyme, Inc.*(b)	1,215	59,049
Crinetics Pharmaceuticals, Inc.*	2,090	27,943
Cue Biopharma, Inc.*	2,222	31,075
Cyclerion Therapeutics, Inc.*	1,713	5,276
Cytokinetics, Inc.*	5,123	86,066
CytomX Therapeutics, Inc.*	3,488	26,230
Deciphera Pharmaceuticals, Inc.*	2,889	178,540
Denali Therapeutics, Inc.*	4,857	296,131
DermTech, Inc.*	625	7,737
Dicerna Pharmaceuticals, Inc.*	5,016	126,754
Dyadic International, Inc.*(b)	1,489	8,726
Dynavax Technologies Corp.*	8,208	41,697
Eagle Pharmaceuticals, Inc.*	841	38,265
Editas Medicine, Inc.*	4,851	148,392
Eidos Therapeutics, Inc.*(b)	844	77,699
Eiger BioPharmaceuticals, Inc.*	2,122	19,395
Emergent BioSolutions, Inc.*	3,446	282,331
Enanta Pharmaceuticals, Inc.*	1,471	60,605
Enochian Biosciences, Inc.*(b)	1,069	3,100
Epizyme, Inc.*	6,889	94,655
Esperion Therapeutics, Inc.*(b)	1,999	56,612
Evelo Biosciences, Inc.*(b)	1,545	7,926
Exicure, Inc.*	4,584	7,151
Fate Therapeutics, Inc.*	5,532	323,428
Fennec Pharmaceuticals, Inc.*	1,651	12,911
FibroGen, Inc.*	6,508	268,855
Five Prime Therapeutics, Inc.*	2,069	38,897
Flexion Therapeutics, Inc.*	3,382	36,221
Forma Therapeutics Holdings, Inc.*	1,244	54,413
Fortress Biotech, Inc.*	4,852	13,343
Frequency Therapeutics, Inc.*(b)	1,938	55,621
G1 Therapeutics, Inc.*	2,634	48,097
Galectin Therapeutics, Inc.*(b)	2,874	7,472
Galera Therapeutics, Inc.*	674	7,360
Generation Bio Co.*	949	45,761
Genprex, Inc.*(b)	2,207	7,129
Geron Corp.*	22,188	41,381
GlycoMimetics, Inc.*	2,864	10,769
Gossamer Bio, Inc.*	4,377	38,693
Gritstone Oncology, Inc.*	2,328	7,100
Halozyme Therapeutics, Inc.*	10,489	410,120
Harpoon Therapeutics, Inc.*	816	12,175
Heron Therapeutics, Inc.*	6,767	117,272
Homology Medicines, Inc.*	2,625	25,830
Hookipa Pharma, Inc.*	959	11,124
iBio, Inc.*	4,458	6,642
Ideaya Biosciences, Inc.*	1,229	17,132
IGM Biosciences, Inc.*(b)	549	36,662
Immunic, Inc.*	431	8,073
ImmunoGen, Inc.*	13,271	72,327
Immunovant, Inc.*	2,694	132,518
Inovio Pharmaceuticals, Inc.*(b)	12,108	147,960
Inozyme Pharma, Inc.*(b)	626	16,289
Insmed, Inc.*	7,819	305,019
Intellia Therapeutics, Inc.*	3,870	151,975
Intercept Pharmaceuticals, Inc.*	2,001	71,055
Invitae Corp.*(b)	8,914	442,580
Ironwood Pharmaceuticals, Inc.*	12,325	141,984
iTeos Therapeutics, Inc.*	826	22,129
IVERIC bio, Inc.*	6,205	42,318
Jounce Therapeutics, Inc.*	1,333	9,531
Kadmon Holdings, Inc.*	13,326	58,101
KalVista Pharmaceuticals, Inc.*	1,052	19,683
Karuna Therapeutics, Inc.*	1,220	121,719
Karyopharm Therapeutics, Inc.*	5,413	91,967
Keros Therapeutics, Inc.*	538	40,678
Kezar Life Sciences, Inc.*	2,418	15,910
Kindred Biosciences, Inc.*	2,879	11,199
Kiniksa Pharmaceuticals Ltd., Class A*	2,064	38,514
Kodiak Sciences, Inc.*	2,487	339,898
Krystal Biotech, Inc.*	1,045	57,412
Kura Oncology, Inc.*	4,094	148,612
La Jolla Pharmaceutical Co.*	1,394	6,928
Lexicon Pharmaceuticals, Inc.*(b)	3,192	4,884
Ligand Pharmaceuticals, Inc.*(b)	1,115	94,073
LogicBio Therapeutics, Inc.*	942	6,566
MacroGenics, Inc.*	4,078	94,079
Madrigal Pharmaceuticals, Inc.*	674	78,716
Magenta Therapeutics, Inc.*	1,598	11,426
MannKind Corp.*	17,015	50,705
Marker Therapeutics, Inc.*(b)	2,282	3,879
MediciNova, Inc.*(b)	3,255	19,335
MEI Pharma, Inc.*	7,981	22,985
MeiraGTx Holdings plc*	1,589	22,437
Mersana Therapeutics, Inc.*	4,112	104,774
Minerva Neurosciences, Inc.*	2,644	10,285
Mirati Therapeutics, Inc.*	3,187	758,028
Mirum Pharmaceuticals, Inc.*(b)	400	9,380
Molecular Templates, Inc.*	2,045	18,303
Morphic Holding, Inc.*	1,058	33,189
Mustang Bio, Inc.*	2,215	8,195
Myriad Genetics, Inc.*	5,498	96,435
NantKwest, Inc.*(b)	2,433	23,308
Natera, Inc.*	5,468	482,660
Neoleukin Therapeutics, Inc.*	2,487	31,560
NeuBase Therapeutics, Inc.*	1,298	9,956
NeuroBo Pharmaceuticals, Inc.*(b)	331	1,791

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
NextCure, Inc.*	1,272	12,873
Nkarta, Inc.*(b)	1,255	41,766
Novavax, Inc.*	4,762	664,299
Nurix Therapeutics, Inc.*	857	36,525
Nymox Pharmaceutical Corp.*	3,234	6,500
Oncocyte Corp.*(b)	4,862	9,384
OPKO Health, Inc.*	30,719	142,536
Organogenesis Holdings, Inc.*	1,567	8,070
Orgenesis, Inc.*	1,398	6,794
ORIC Pharmaceuticals, Inc.*	672	22,788
Ovid therapeutics, Inc.*	3,307	22,620
Oyster Point Pharma, Inc.*	467	10,241
Pandion Therapeutics, Inc.*	579	10,196
Passage Bio, Inc.*	1,049	21,515
PDL BioPharma, Inc.*	8,603	21,766
PhaseBio Pharmaceuticals, Inc.*(b)	1,183	4,495
Pieris Pharmaceuticals, Inc.*	3,835	11,198
Poseida Therapeutics, Inc.*	1,036	12,028
Precigen, Inc.*(b)	5,116	40,519
Precision BioSciences, Inc.*	3,592	44,792
Prevail Therapeutics, Inc.*	1,102	11,318
Protagonist Therapeutics, Inc.*	2,341	56,559
Protara Therapeutics, Inc.*	155	3,728
Prothena Corp. plc*	2,376	26,896
PTC Therapeutics, Inc.*	4,774	298,709
Puma Biotechnology, Inc.*	2,359	26,539
Radius Health, Inc.*	3,510	55,388
RAPT Therapeutics, Inc.*	846	18,333
REGENXBIO, Inc.*	2,630	91,629
Relay Therapeutics, Inc.*	2,484	132,422
Replimune Group, Inc.*	1,610	83,205
REVOLUTION Medicines, Inc.*	2,981	130,061
Rhythm Pharmaceuticals, Inc.*	2,595	80,315
Rigel Pharmaceuticals, Inc.*	13,125	39,769
Rocket Pharmaceuticals, Inc.*	2,631	81,456
Rubius Therapeutics, Inc.*(b)	2,768	17,355
Sangamo Therapeutics, Inc.*	8,892	88,831
Savara, Inc.*	3,723	4,989
Scholar Rock Holding Corp.*	1,754	87,384
Selecta Biosciences, Inc.*(b)	5,238	17,600
Seres Therapeutics, Inc.*	4,099	113,173
Soleno Therapeutics, Inc.*(b)	4,603	9,022
Solid Biosciences, Inc.*	1,912	6,329
Sorrento Therapeutics, Inc.*(b)	17,096	140,187
Spectrum Pharmaceuticals, Inc.*	11,140	52,469
Spero Therapeutics, Inc.*	1,142	18,923
SpringWorks Therapeutics, Inc.*	1,637	107,125
Stoke Therapeutics, Inc.*	944	49,173
Sutro Biopharma, Inc.*	2,001	34,217
Syndax Pharmaceuticals, Inc.*	2,079	48,170
Syros Pharmaceuticals, Inc.*	3,207	26,137
TCR2 Therapeutics, Inc.*	1,963	53,482
TG Therapeutics, Inc.*	8,576	251,620
Translate Bio, Inc.*	5,264	116,966
Travere Therapeutics, Inc.*	3,779	86,652
Turning Point Therapeutics, Inc.*	2,799	298,093
Twist Bioscience Corp.*	2,525	282,143
Tyme Technologies, Inc.*(b)	5,232	5,494
Ultragenyx Pharmaceutical, Inc.*	4,768	565,199
UNITY Biotechnology, Inc.*(b)	2,693	16,239
UroGen Pharma Ltd.*	1,496	31,042
Vanda Pharmaceuticals, Inc.*	4,149	50,659
Vaxart, Inc.*(b)	4,048	32,303
Vaxcyte, Inc.*(b)	1,406	45,133
VBI Vaccines, Inc.*(b)	13,264	45,429
Veracyte, Inc.*	4,425	241,207
Verastem, Inc.*(b)	13,176	26,484
Vericel Corp.*	3,475	88,751
Viela Bio, Inc.*	1,671	64,066
Viking Therapeutics, Inc.*(b)	5,064	32,562
Vir Biotechnology, Inc.*	4,137	131,888
Voyager Therapeutics, Inc.*	1,998	16,623
vTv Therapeutics, Inc., Class A*(b)	809	1,683
X4 Pharmaceuticals, Inc.*	1,243	8,204
XBiotech, Inc.*	1,101	20,985
Xencor, Inc.*	4,283	181,257
XOMA Corp.*(b)	469	15,529
Y-mAbs Therapeutics, Inc.*	2,311	117,561
Zentalis Pharmaceuticals, Inc.*	892	45,456
ZIOPHARM Oncology, Inc.*(b)	16,465	46,102
		19,349,396
Building Products - 1.0%
AAON, Inc.	3,171	206,527
Advanced Drainage Systems, Inc.	4,293	299,437
Alpha Pro Tech Ltd.*(b)	945	11,945
American Woodmark Corp.*	1,305	114,200
Apogee Enterprises, Inc.	1,987	52,139
Builders FirstSource, Inc.*	8,931	334,109
Caesarstone Ltd.(b)	1,716	20,489
Cornerstone Building Brands, Inc.*	3,378	29,524
CSW Industrials, Inc.	1,058	113,513
Gibraltar Industries, Inc.*	2,517	164,763
Griffon Corp.	3,326	69,347
Insteel Industries, Inc.	1,433	33,145
JELD-WEN Holding, Inc.*	5,243	126,828
Masonite International Corp.*	1,880	188,094
PGT Innovations, Inc.*	4,403	81,984
Quanex Building Products Corp.	2,537	52,262
Resideo Technologies, Inc.*	10,887	201,301
Simpson Manufacturing Co., Inc.	3,368	309,519
UFP Industries, Inc.	4,619	247,809
		2,656,935
Capital Markets - 1.0%
Artisan Partners Asset Management, Inc., Class A	4,249	191,205
Assetmark Financial Holdings, Inc.*	1,263	30,034
Associated Capital Group, Inc., Class A	143	5,470
B Riley Financial, Inc.	1,467	53,017
BGC Partners, Inc., Class A	23,544	97,472
Blucora, Inc.*	3,721	48,522
Brightsphere Investment Group, Inc.	4,738	83,863
Cohen & Steers, Inc.	1,886	133,472
Cowen, Inc., Class A	2,062	49,406
Diamond Hill Investment Group, Inc.	241	32,974
Donnelley Financial Solutions, Inc.*	2,320	37,793
Federated Hermes, Inc., Class B	7,460	200,226
Focus Financial Partners, Inc., Class A*	2,430	96,252
GAMCO Investors, Inc., Class A	419	5,983
Greenhill & Co., Inc.	1,094	14,244
Hamilton Lane, Inc., Class A	2,327	162,611
Houlihan Lokey, Inc.	3,952	256,011
Moelis & Co., Class A	4,079	160,060

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Oppenheimer Holdings, Inc., Class A	719	21,203
Piper Sandler Cos.	1,348	124,245
PJT Partners, Inc., Class A	1,818	125,951
Pzena Investment Management, Inc., Class A	1,307	8,705
Safeguard Scientifics, Inc.	1,510	9,679
Sculptor Capital Management, Inc., Class A	1,426	20,078
Siebert Financial Corp.*(b)	882	3,131
Silvercrest Asset Management Group, Inc., Class A	737	9,795
Stifel Financial Corp.	5,145	356,548
StoneX Group, Inc.*	1,262	77,764
Value Line, Inc.	79	2,172
Virtus Investment Partners, Inc.	568	101,604
Waddell & Reed Financial, Inc., Class A	4,977	81,921
Westwood Holdings Group, Inc.	604	7,200
WisdomTree Investments, Inc.	10,750	46,010
		2,654,621
Chemicals - 1.2%
Advanced Emissions Solutions, Inc.	1,226	6,927
AdvanSix, Inc.*	2,113	37,548
AgroFresh Solutions, Inc.*	2,377	5,467
American Vanguard Corp.	2,227	33,761
Amyris, Inc.*(b)	8,237	24,052
Avient Corp.	7,057	257,933
Balchem Corp.	2,484	257,566
Chase Corp.	569	60,286
Ferro Corp.*	6,324	90,497
FutureFuel Corp.	1,998	23,956
GCP Applied Technologies, Inc.*	3,774	88,651
Hawkins, Inc.	747	37,485
HB Fuller Co.	3,974	207,959
Ingevity Corp.*	3,208	213,589
Innospec, Inc.	1,889	155,446
Intrepid Potash, Inc.*	743	9,614
Koppers Holdings, Inc.*	1,593	43,123
Kraton Corp.*	2,410	65,070
Kronos Worldwide, Inc.	1,729	23,774
Livent Corp.*	11,331	171,891
Marrone Bio Innovations, Inc.*	5,202	6,190
Minerals Technologies, Inc.	2,634	159,805
Orion Engineered Carbons SA	4,658	72,479
PQ Group Holdings, Inc.*	2,964	37,910
Quaker Chemical Corp.	1,026	253,422
Rayonier Advanced Materials, Inc.*	4,785	30,959
Sensient Technologies Corp.	3,275	234,883
Stepan Co.	1,664	193,290
Trecora Resources*	1,868	12,646
Tredegar Corp.	2,019	31,920
Trinseo SA	2,957	112,336
Tronox Holdings plc, Class A	6,914	87,462
		3,047,897
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	5,178	199,353
ACCO Brands Corp.	7,136	54,662
Brady Corp., Class A	3,638	160,727
BrightView Holdings, Inc.*	3,157	43,061
Brink's Co. (The)	3,881	260,415
Casella Waste Systems, Inc., Class A*	3,560	214,241
CECO Environmental Corp.*	2,393	17,708
Cimpress plc*	1,371	122,883
CompX International, Inc.	128	1,856
Covanta Holding Corp.	9,158	113,559
Deluxe Corp.	3,223	82,960
Ennis, Inc.	1,980	32,413
Harsco Corp.*	6,039	102,361
Healthcare Services Group, Inc.	5,767	136,505
Heritage-Crystal Clean, Inc.*	1,170	22,546
Herman Miller, Inc.	4,555	162,340
HNI Corp.	3,293	120,063
IBEX Holdings Ltd.*	374	7,443
Interface, Inc.	4,503	37,578
KAR Auction Services, Inc.	9,977	180,085
Kimball International, Inc., Class B	2,785	30,440
Knoll, Inc.	3,868	52,837
Matthews International Corp., Class A	2,353	62,896
McGrath RentCorp	1,864	118,625
Montrose Environmental Group, Inc.*	846	23,172
NL Industries, Inc.	647	3,028
PICO Holdings, Inc.*	1,303	11,362
Pitney Bowes, Inc.	13,384	76,289
Quad/Graphics, Inc.	2,571	7,970
SP Plus Corp.*	1,776	50,509
Steelcase, Inc., Class A	6,663	80,955
Team, Inc.*	2,318	20,190
Tetra Tech, Inc.	4,162	496,318
UniFirst Corp.	1,165	215,385
US Ecology, Inc.	2,439	82,646
Viad Corp.	1,559	46,723
VSE Corp.	686	23,461
		3,475,565
Communications Equipment - 0.6%
Acacia Communications, Inc.*	3,001	209,110
ADTRAN, Inc.	3,694	46,674
Applied Optoelectronics, Inc.*(b)	1,671	13,886
CalAmp Corp.*	2,587	23,593
Calix, Inc.*	4,065	96,259
Cambium Networks Corp.*	432	11,690
Casa Systems, Inc.*	2,449	13,004
Clearfield, Inc.*	863	20,522
Comtech Telecommunications Corp.	1,879	35,814
Digi International, Inc.*	2,215	38,009
DZS, Inc.*	929	11,956
Extreme Networks, Inc.*	9,155	51,451
Genasys, Inc.*	2,570	18,196
Harmonic, Inc.*	7,330	47,865
Infinera Corp.*	12,297	104,033
Inseego Corp.*(b)	5,264	52,271
InterDigital, Inc.	2,378	142,466
KVH Industries, Inc.*	1,297	13,359
NETGEAR, Inc.*	2,286	72,718
NetScout Systems, Inc.*	5,368	125,719
PCTEL, Inc.*	1,360	8,554
Plantronics, Inc.	2,641	72,152
Resonant, Inc.*(b)	3,869	8,589
Ribbon Communications, Inc.*	5,264	36,111
Viavi Solutions, Inc.*	17,649	239,056
		1,513,057
Construction & Engineering - 0.9%
Aegion Corp.*	2,342	40,165

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Ameresco, Inc., Class A*	1,884	83,932
API Group Corp.*(c)	10,814	167,617
Arcosa, Inc.	3,751	194,639
Argan, Inc.	1,136	52,245
Comfort Systems USA, Inc.	2,776	139,883
Concrete Pumping Holdings, Inc.*	2,071	8,077
Construction Partners, Inc., Class A*	2,035	53,521
Dycom Industries, Inc.*	2,371	149,041
EMCOR Group, Inc.	4,197	361,697
Fluor Corp.	10,882	187,932
Granite Construction, Inc.	3,618	89,075
Great Lakes Dredge & Dock Corp.*	4,908	55,411
HC2 Holdings, Inc.*	4,528	15,169
IES Holdings, Inc.*	628	23,161
MasTec, Inc.*	4,379	248,333
MYR Group, Inc.*	1,257	64,270
Northwest Pipe Co.*	742	21,355
NV5 Global, Inc.*	841	61,477
Primoris Services Corp.	3,705	89,846
Sterling Construction Co., Inc.*	2,135	34,139
Tutor Perini Corp.*	3,151	42,602
WillScot Mobile Mini Holdings Corp.*	12,384	266,380
		2,449,967
Construction Materials - 0.1%
Forterra, Inc.*	1,468	27,231
Summit Materials, Inc., Class A*	8,853	168,207
United States Lime & Minerals, Inc.	155	17,159
US Concrete, Inc.*	1,234	43,782
		256,379
Consumer Finance - 0.4%
Atlanticus Holdings Corp.*	389	5,835
Curo Group Holdings Corp.	1,416	12,234
Encore Capital Group, Inc.*	2,410	82,277
Enova International, Inc.*	2,674	55,913
EZCORP, Inc., Class A*	3,696	18,813
FirstCash, Inc.	3,141	201,778
Green Dot Corp., Class A*	3,934	210,705
LendingClub Corp.*	5,453	43,515
Navient Corp.	14,782	138,507
Nelnet, Inc., Class A	1,331	90,375
Oportun Financial Corp.*	1,502	25,399
PRA Group, Inc.*	3,487	145,164
Regional Management Corp.	661	17,669
World Acceptance Corp.*(b)	364	41,099
		1,089,283
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,985	96,491
Greif, Inc., Class B	462	22,777
Myers Industries, Inc.	2,767	47,011
O-I Glass, Inc.	12,106	137,040
Ranpak Holdings Corp.*	2,236	25,289
UFP Technologies, Inc.*	531	23,401
		352,009
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,447	107,512
Funko, Inc., Class A*(b)	1,881	16,515
Greenlane Holdings, Inc., Class A*	796	3,303
Weyco Group, Inc.	465	8,333
		135,663
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc.*	4,021	115,121
American Public Education, Inc.*	1,115	34,610
Aspen Group, Inc.*	1,467	17,824
Carriage Services, Inc.	1,271	34,584
Collectors Universe, Inc.	704	54,314
Franchise Group, Inc.	1,686	45,168
Houghton Mifflin Harcourt Co.*	8,155	24,546
K12, Inc.*	3,084	71,950
Laureate Education, Inc., Class A*	8,306	117,945
OneSpaWorld Holdings Ltd.	3,491	30,860
Perdoceo Education Corp.*	5,347	60,635
Regis Corp.*	1,818	15,435
Strategic Education, Inc.	1,864	175,011
Universal Technical Institute, Inc.*	2,227	14,609
Vivint Smart Home, Inc.*	5,626	123,941
WW International, Inc.*	3,646	107,593
		1,044,146
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,142	27,442
A-Mark Precious Metals, Inc.	377	11,532
Banco Latinoamericano de Comercio Exterior SA, Class E	2,392	35,330
Cannae Holdings, Inc.*	6,661	262,577
GWG Holdings, Inc.*(b)	248	1,885
Marlin Business Services Corp.	648	6,733
SWK Holdings Corp.*	274	3,551
		349,050
Diversified Telecommunication Services - 0.5%
Alaska Communications Systems Group, Inc.	4,010	12,271
Anterix, Inc.*	838	25,081
ATN International, Inc.	864	42,284
Bandwidth, Inc., Class A*	1,483	225,090
Cincinnati Bell, Inc.*	3,871	58,878
Cogent Communications Holdings, Inc.	3,282	190,816
Consolidated Communications Holdings, Inc.*	5,619	31,466
IDT Corp., Class B*	1,172	13,970
Iridium Communications, Inc.*	9,083	291,474
Liberty Latin America Ltd., Class A*	3,563	40,440
Liberty Latin America Ltd., Class C*	11,982	135,516
Ooma, Inc.*	1,602	25,007
ORBCOMM, Inc.*	5,717	32,701
Vonage Holdings Corp.*	17,888	230,040
		1,355,034
Electric Utilities - 0.4%
ALLETE, Inc.	4,022	226,197
Genie Energy Ltd., Class B	1,015	8,425
MGE Energy, Inc.	2,814	193,237
Otter Tail Corp.	3,133	124,756
PNM Resources, Inc.	6,136	301,339
Portland General Electric Co.	6,950	287,591
Spark Energy, Inc., Class A	926	8,593
		1,150,138
Electrical Equipment - 1.1%
Allied Motion Technologies, Inc.	566	22,963
American Superconductor Corp.*	1,735	34,492
Atkore International Group, Inc.*	3,655	142,472
AZZ, Inc.	2,011	89,670

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Bloom Energy Corp., Class A*(b)	6,852	168,011
Encore Wire Corp.	1,574	81,329
EnerSys	3,284	268,664
FuelCell Energy, Inc.*(b)	16,443	167,719
LSI Industries, Inc.	1,981	15,491
Orion Energy Systems, Inc.*	2,088	21,548
Plug Power, Inc.*	29,044	766,471
Powell Industries, Inc.	691	17,849
Preformed Line Products Co.	234	14,192
Sunrun, Inc.*	11,273	722,374
Thermon Group Holdings, Inc.*	2,530	35,774
TPI Composites, Inc.*	2,343	94,259
Ultralife Corp.*	702	4,738
Vicor Corp.*	1,489	122,038
		2,790,054
Electronic Equipment, Instruments & Components - 1.5%
Akoustis Technologies, Inc.*(b)	2,397	18,241
Arlo Technologies, Inc.*	6,048	31,813
Badger Meter, Inc.	2,251	185,572
Bel Fuse, Inc., Class B	775	11,362
Belden, Inc.	3,409	131,178
Benchmark Electronics, Inc.	2,818	68,534
CTS Corp.	2,457	74,840
Daktronics, Inc.	2,824	12,736
ePlus, Inc.*	1,026	86,502
Fabrinet*	2,836	193,727
FARO Technologies, Inc.*	1,369	90,518
Fitbit, Inc., Class A*	18,788	134,898
II-VI, Inc.*	7,785	526,655
Insight Enterprises, Inc.*	2,678	191,423
Intellicheck, Inc.*(b)	1,388	13,630
Iteris, Inc.*	3,113	15,191
Itron, Inc.*	3,098	243,534
Kimball Electronics, Inc.*	1,858	28,632
Knowles Corp.*	6,840	116,143
Luna Innovations, Inc.*	2,259	22,647
Methode Electronics, Inc.	2,835	99,282
MTS Systems Corp.	1,491	52,230
Napco Security Technologies, Inc.*	897	27,359
nLight, Inc.*	2,689	80,724
Novanta, Inc.*	2,643	317,107
OSI Systems, Inc.*	1,306	115,059
PAR Technology Corp.*(b)	1,244	67,151
PC Connection, Inc.	851	38,848
Plexus Corp.*	2,217	165,632
Powerfleet, Inc.*	2,198	15,122
Research Frontiers, Inc.*(b)	2,054	6,018
Rogers Corp.*	1,438	211,257
Sanmina Corp.*	5,187	165,024
ScanSource, Inc.*	1,952	48,995
TTM Technologies, Inc.*	7,719	100,810
Vishay Intertechnology, Inc.	10,268	198,789
Vishay Precision Group, Inc.*	959	28,051
Wrap Technologies, Inc.*(b)	885	5,089
		3,940,323
Energy Equipment & Services - 0.4%
Archrock, Inc.	10,022	77,871
Aspen Aerogels, Inc.*	1,579	22,295
Bristow Group, Inc.*	510	11,347
Cactus, Inc., Class A	3,674	85,237
ChampionX Corp.*	14,351	170,490
DMC Global, Inc.	1,125	45,956
Dril-Quip, Inc.*	2,697	76,649
Exterran Corp.*	2,013	8,535
Frank's International NV*	11,970	26,693
Helix Energy Solutions Group, Inc.*	11,021	41,439
Liberty Oilfield Services, Inc., Class A	5,013	46,621
Matrix Service Co.*	2,000	19,160
Nabors Industries Ltd.(b)	545	28,553
National Energy Services Reunited Corp.*	1,595	13,940
Newpark Resources, Inc.*	6,868	10,302
NexTier Oilfield Solutions, Inc.*	12,500	35,000
Oceaneering International, Inc.*	7,666	46,533
Oil States International, Inc.*	4,652	20,655
Patterson-UTI Energy, Inc.	14,144	60,961
ProPetro Holding Corp.*	6,191	35,722
RPC, Inc.*	4,442	13,770
SEACOR Holdings, Inc.*	1,483	49,265
Select Energy Services, Inc., Class A*	4,551	19,251
Solaris Oilfield Infrastructure, Inc., Class A	2,226	14,959
Tidewater, Inc.*	3,121	29,681
Transocean Ltd.*(b)	45,164	83,553
US Silica Holdings, Inc.	5,697	24,611
		1,119,049
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	4,022	17,174
Cinemark Holdings, Inc.(b)	8,256	127,555
Eros STX Global Corp.*(b)	11,677	24,872
Gaia, Inc.*	936	9,332
Glu Mobile, Inc.*	11,285	114,091
IMAX Corp.*	3,822	56,680
Liberty Media Corp.-Liberty Braves, Class A*	775	19,507
Liberty Media Corp.-Liberty Braves, Class C*	2,804	70,100
LiveXLive Media, Inc.*(b)	3,557	8,893
Marcus Corp. (The)	1,732	20,334
		468,538
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust	6,554	93,067
Agree Realty Corp.	4,112	270,981
Alexander & Baldwin, Inc.	5,568	87,139
Alexander's, Inc.	165	45,104
Alpine Income Property Trust, Inc.	516	8,261
American Assets Trust, Inc.	3,886	111,489
American Finance Trust, Inc.	8,434	62,243
Armada Hoffler Properties, Inc.	4,442	47,130
Bluerock Residential Growth REIT, Inc.	1,900	19,380
BRT Apartments Corp.	813	10,618
CareTrust REIT, Inc.	7,378	143,355
CatchMark Timber Trust, Inc., Class A	3,765	36,106
Chatham Lodging Trust	3,580	39,416
CIM Commercial Trust Corp.	871	10,600
City Office REIT, Inc.	3,307	29,002
Clipper Realty, Inc.	1,147	7,283
Colony Capital, Inc.	37,095	160,250
Columbia Property Trust, Inc.	8,845	123,653
Community Healthcare Trust, Inc.	1,668	75,327
CoreCivic, Inc.	9,237	65,490
CorEnergy Infrastructure Trust, Inc.	1,063	6,323

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
CorePoint Lodging, Inc.	3,033	19,745
DiamondRock Hospitality Co.	15,426	116,004
Diversified Healthcare Trust	18,319	80,787
Easterly Government Properties, Inc.	6,181	133,880
EastGroup Properties, Inc.	2,984	406,809
Essential Properties Realty Trust, Inc.	7,140	146,656
Farmland Partners, Inc.(b)	2,017	16,096
Four Corners Property Trust, Inc.	5,435	152,234
Franklin Street Properties Corp.	8,023	37,227
Front Yard Residential Corp.	3,868	63,126
GEO Group, Inc. (The)(b)	9,099	85,986
Getty Realty Corp.	2,639	74,921
Gladstone Commercial Corp.	2,599	47,016
Gladstone Land Corp.	1,510	21,970
Global Medical REIT, Inc.	3,258	44,602
Global Net Lease, Inc.	6,966	116,263
Healthcare Realty Trust, Inc.	10,438	307,921
Hersha Hospitality Trust	2,632	21,319
Independence Realty Trust, Inc.	7,319	94,269
Industrial Logistics Properties Trust	5,014	108,954
Innovative Industrial Properties, Inc.	1,643	252,463
Investors Real Estate Trust	994	68,984
iStar, Inc.	5,634	79,439
Kite Realty Group Trust	6,416	92,390
Lexington Realty Trust	21,128	215,717
LTC Properties, Inc.	3,001	111,157
Macerich Co. (The)(b)	11,575	115,750
Mack-Cali Realty Corp.	6,705	91,590
Monmouth Real Estate Investment Corp.	7,332	108,734
National Health Investors, Inc.	3,325	214,994
National Storage Affiliates Trust	4,836	164,327
NETSTREIT Corp.	927	17,585
New Senior Investment Group, Inc.	6,333	35,021
NexPoint Residential Trust, Inc.	1,674	74,175
Office Properties Income Trust	3,695	84,431
One Liberty Properties, Inc.	1,239	22,029
Pebblebrook Hotel Trust	10,051	185,943
Physicians Realty Trust	16,120	279,682
Piedmont Office Realty Trust, Inc., Class A	9,746	152,330
Plymouth Industrial REIT, Inc.	1,226	16,110
PotlatchDeltic Corp.	5,064	235,679
Preferred Apartment Communities, Inc., Class A	3,674	28,694
PS Business Parks, Inc.	1,554	204,817
QTS Realty Trust, Inc., Class A	4,729	280,950
Retail Opportunity Investments Corp.	8,937	116,002
Retail Properties of America, Inc., Class A	16,564	134,168
Retail Value, Inc.*	1,265	19,481
RLJ Lodging Trust	12,680	156,344
RPT Realty	6,232	45,681
Ryman Hospitality Properties, Inc.	3,900	250,341
Sabra Health Care REIT, Inc.	15,867	261,488
Safehold, Inc.	1,334	90,805
Saul Centers, Inc.	921	28,735
Seritage Growth Properties, Class A*(b)	2,630	43,290
Service Properties Trust	12,662	150,171
SITE Centers Corp.	11,830	119,365
STAG Industrial, Inc.	11,577	344,763
Summit Hotel Properties, Inc.	7,987	69,407
Sunstone Hotel Investors, Inc.	16,603	174,332
Tanger Factory Outlet Centers, Inc.(b)	6,995	66,103
Terreno Realty Corp.	5,151	298,449
UMH Properties, Inc.	2,830	40,554
Uniti Group, Inc.	14,928	153,460
Universal Health Realty Income Trust	991	59,886
Urban Edge Properties	8,963	116,340
Urstadt Biddle Properties, Inc., Class A	2,295	32,222
Washington REIT	6,374	147,941
Whitestone REIT	3,078	23,147
Xenia Hotels & Resorts, Inc.	8,752	123,316
		9,746,784
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,407	54,711
BJ's Wholesale Club Holdings, Inc.*	10,577	433,551
Chefs' Warehouse, Inc. (The)*	2,334	53,787
HF Foods Group, Inc.*(b)	2,749	21,360
Ingles Markets, Inc., Class A	1,102	41,424
Natural Grocers by Vitamin Cottage, Inc.	705	10,265
Performance Food Group Co.*	10,119	438,962
PriceSmart, Inc.	1,758	142,890
Rite Aid Corp.*	4,227	55,797
SpartanNash Co.	2,744	51,807
United Natural Foods, Inc.*	4,212	72,657
Village Super Market, Inc., Class A	662	15,332
Weis Markets, Inc.	737	35,103
		1,427,646
Food Products - 1.0%
Alico, Inc.	403	12,489
B&G Foods, Inc.(b)	4,928	136,456
Bridgford Foods Corp.*	132	2,462
Calavo Growers, Inc.	1,270	90,970
Cal-Maine Foods, Inc.*	2,418	94,616
Darling Ingredients, Inc.*	12,426	599,927
Farmer Bros Co.*	1,243	5,531
Fresh Del Monte Produce, Inc.	2,401	60,961
Freshpet, Inc.*	2,992	409,545
Hostess Brands, Inc.*	9,450	128,048
J & J Snack Foods Corp.	1,155	167,926
John B Sanfilippo & Son, Inc.	679	50,389
Lancaster Colony Corp.	1,464	247,899
Landec Corp.*	2,000	20,700
Limoneira Co.	1,256	18,375
Sanderson Farms, Inc.	1,558	213,025
Seneca Foods Corp., Class A*	501	20,982
Simply Good Foods Co. (The)*	6,579	143,028
Tootsie Roll Industries, Inc.	1,245	38,554
Vital Farms, Inc.*(b)	792	23,475
		2,485,358
Gas Utilities - 0.7%
Brookfield Infrastructure Corp., Class A(b)	2,514	167,558
Chesapeake Utilities Corp.	1,247	129,700
New Jersey Resources Corp.	7,362	243,167
Northwest Natural Holding Co.	2,351	112,660

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
ONE Gas, Inc.	4,048	320,521
RGC Resources, Inc.	588	14,265
South Jersey Industries, Inc.	7,788	179,280
Southwest Gas Holdings, Inc.	4,326	277,945
Spire, Inc.	3,878	248,037
		1,693,133
Health Care Equipment & Supplies - 2.2%
Accelerate Diagnostics, Inc.*(b)	2,402	18,808
Accuray, Inc.*	6,915	30,841
Acutus Medical, Inc.*	759	21,571
Alphatec Holdings, Inc.*	3,488	36,624
AngioDynamics, Inc.*	2,832	40,271
Antares Pharma, Inc.*	12,695	39,608
Apyx Medical Corp.*	2,582	19,752
Aspira Women's Health, Inc.*(b)	6,121	29,748
AtriCure, Inc.*	3,378	146,875
Atrion Corp.	108	64,800
Avanos Medical, Inc.*	3,675	155,783
Axogen, Inc.*	2,809	40,141
Axonics Modulation Technologies, Inc.*	2,338	102,615
Bellerophon Therapeutics, Inc.*	347	2,485
Beyond Air, Inc.*(b)	1,077	5,751
BioLife Solutions, Inc.*	1,062	38,221
BioSig Technologies, Inc.*(b)	1,862	8,565
Cantel Medical Corp.	2,928	174,011
Cardiovascular Systems, Inc.*	2,985	102,863
Cerus Corp.*	12,682	84,335
Chembio Diagnostics, Inc.*(b)	1,527	8,765
Co-Diagnostics, Inc.*(b)	2,052	24,049
CONMED Corp.	2,100	213,969
CryoLife, Inc.*	2,844	59,212
CryoPort, Inc.*(b)	2,636	128,241
Cutera, Inc.*	1,334	33,377
CytoSorbents Corp.*	3,171	26,605
Electromed, Inc.*	538	5,428
ESC Co.*(d)	7,530	—
FONAR Corp.*	488	9,374
GenMark Diagnostics, Inc.*	5,377	71,891
Glaukos Corp.*	3,299	222,617
Heska Corp.*	537	67,125
Inari Medical, Inc.*(b)	595	41,097
Inogen, Inc.*	1,421	49,834
Integer Holdings Corp.*	2,525	182,027
IntriCon Corp.*	654	11,340
Invacare Corp.	2,609	22,255
iRadimed Corp.*	455	11,152
iRhythm Technologies, Inc.*	2,116	517,383
Lantheus Holdings, Inc.*	5,125	67,445
LeMaitre Vascular, Inc.	1,284	50,577
LENSAR, Inc.*	653	5,596
LivaNova plc*	3,773	199,403
Meridian Bioscience, Inc.*	3,269	61,784
Merit Medical Systems, Inc.*	4,184	230,413
Mesa Laboratories, Inc.	368	100,008
Milestone Scientific, Inc.*(b)	3,269	5,492
Misonix, Inc.*	928	12,936
Natus Medical, Inc.*	2,599	54,371
Nemaura Medical, Inc.*(b)	572	2,345
Neogen Corp.*	4,076	302,521
Nevro Corp.*	2,591	417,799
NuVasive, Inc.*	3,968	183,798
OraSure Technologies, Inc.*	5,490	65,880
Orthofix Medical, Inc.*	1,440	52,934
OrthoPediatrics Corp.*	1,012	46,309
PAVmed, Inc.*(b)	2,824	5,479
Pulse Biosciences, Inc.*(b)	1,059	15,779
Quotient Ltd.*	4,449	30,876
Repro-Med Systems, Inc.*	2,083	9,374
Retractable Technologies, Inc.*(b)	1,024	11,858
Rockwell Medical, Inc.*(b)	5,386	5,655
SeaSpine Holdings Corp.*	2,044	29,066
Shockwave Medical, Inc.*	2,197	214,933
SI-BONE, Inc.*	1,958	45,347
Sientra, Inc.*	3,587	18,545
Silk Road Medical, Inc.*	2,077	119,012
Soliton, Inc.*(b)	540	4,957
STAAR Surgical Co.*	3,540	252,296
Stereotaxis, Inc.*	3,416	14,689
Surgalign Holdings, Inc.*	4,515	10,204
Surmodics, Inc.*	1,022	38,264
Tactile Systems Technology, Inc.*	1,418	61,130
Tela Bio, Inc.*	531	8,692
TransMedics Group, Inc.*	1,940	28,848
Utah Medical Products, Inc.	263	22,705
Vapotherm, Inc.*(b)	1,515	38,117
Varex Imaging Corp.*	2,948	49,173
Venus Concept, Inc.*(b)	1,478	3,518
ViewRay, Inc.*	8,608	33,055
VolitionRX Ltd.*(b)	2,115	6,937
Zynex, Inc.*(b)	1,439	20,088
		5,827,617
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc.*	6,072	199,587
AdaptHealth Corp.*	1,931	57,660
Addus HomeCare Corp.*	1,068	105,999
American Renal Associates Holdings, Inc.*	1,112	12,688
AMN Healthcare Services, Inc.*	3,603	234,771
Apollo Medical Holdings, Inc.*	1,530	27,877
Avalon GloboCare Corp.*	1,531	1,929
BioTelemetry, Inc.*	2,590	143,512
Brookdale Senior Living, Inc.*	14,186	60,149
Castle Biosciences, Inc.*	906	43,089
Community Health Systems, Inc.*	6,580	53,824
CorVel Corp.*	686	61,431
Covetrus, Inc.*	7,577	204,693
Cross Country Healthcare, Inc.*	2,766	24,064
Ensign Group, Inc. (The)	3,951	283,958
Enzo Biochem, Inc.*	3,435	7,454
Exagen, Inc.*	371	5,513
Five Star Senior Living, Inc.*	1,460	8,614
Fulgent Genetics, Inc.*(b)	746	33,510
Hanger, Inc.*	2,860	64,893
HealthEquity, Inc.*	5,818	417,092
InfuSystem Holdings, Inc.*	1,118	17,888
Joint Corp. (The)*	1,023	25,677
LHC Group, Inc.*	2,343	459,978
Magellan Health, Inc.*	1,831	144,741
MEDNAX, Inc.*	5,757	116,349
National HealthCare Corp.	968	60,229
National Research Corp.	1,043	53,516
Ontrak, Inc.*(b)	616	30,584
Option Care Health, Inc.*	3,392	53,424
Owens & Minor, Inc.	4,867	125,374
Patterson Cos., Inc.	6,554	181,939
Pennant Group, Inc. (The)*	1,969	99,809
PetIQ, Inc.*	1,629	46,883

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Progenity, Inc.*(b)	269	1,079
Progyny, Inc.*	2,061	73,145
Providence Service Corp. (The)*	935	126,964
R1 RCM, Inc.*	8,255	167,411
RadNet, Inc.*	3,361	62,582
Select Medical Holdings Corp.*	8,388	202,151
Sharps Compliance Corp.*	1,102	8,761
Surgery Partners, Inc.*	1,740	42,508
Tenet Healthcare Corp.*	8,067	253,546
Tivity Health, Inc.*	3,346	61,667
Triple-S Management Corp., Class B*	1,751	39,240
US Physical Therapy, Inc.	979	103,989
Viemed Healthcare, Inc.*	2,694	26,267
		4,638,008
Health Care Technology - 0.8%
Accolade, Inc.*	897	46,563
Allscripts Healthcare Solutions, Inc.*	12,492	170,891
Computer Programs and Systems, Inc.	992	28,203
Evolent Health, Inc., Class A*	5,829	84,695
Health Catalyst, Inc.*(b)	2,596	92,548
HealthStream, Inc.*	1,993	37,229
HMS Holdings Corp.*	6,803	213,750
iCAD, Inc.*(b)	1,554	15,571
Inovalon Holdings, Inc., Class A*	5,696	106,344
Inspire Medical Systems, Inc.*	2,021	375,381
NantHealth, Inc.*(b)	2,086	4,798
NextGen Healthcare, Inc.*	4,312	76,495
Omnicell, Inc.*	3,279	343,803
OptimizeRx Corp.*	1,127	29,775
Phreesia, Inc.*	2,208	97,505
Schrodinger, Inc.*	2,255	156,903
Simulations Plus, Inc.	1,087	60,840
Tabula Rasa HealthCare, Inc.*(b)	1,581	54,481
Vocera Communications, Inc.*	2,481	83,932
		2,079,707
Hotels, Restaurants & Leisure - 2.4%
Accel Entertainment, Inc.*	3,432	35,830
Bally's Corp.	1,384	61,491
Biglari Holdings, Inc., Class A*	5	2,935
Biglari Holdings, Inc., Class B*	71	7,952
BJ's Restaurants, Inc.	1,704	56,283
Bloomin' Brands, Inc.	6,761	118,317
Bluegreen Vacations Corp.	400	2,544
Bluegreen Vacations Holding Corp.	962	12,227
Boyd Gaming Corp.	6,278	241,640
Brinker International, Inc.	3,462	173,481
Caesars Entertainment, Inc.*	12,810	872,617
Carrols Restaurant Group, Inc.*	2,729	18,557
Century Casinos, Inc.*	2,093	12,370
Cheesecake Factory, Inc. (The)(b)	3,272	122,635
Churchill Downs, Inc.	2,935	528,065
Chuy's Holdings, Inc.*	1,512	35,834
Cracker Barrel Old Country Store, Inc.	1,831	255,571
Dave & Buster's Entertainment, Inc.	3,411	86,367
Del Taco Restaurants, Inc.*	2,304	20,390
Denny's Corp.*	4,797	55,213
Dine Brands Global, Inc.	1,200	75,564
El Pollo Loco Holdings, Inc.*	1,419	22,236
Everi Holdings, Inc.*	6,340	67,458
Fiesta Restaurant Group, Inc.*	1,390	16,333
GAN Ltd.*(b)	570	9,263
Golden Entertainment, Inc.*	1,296	21,578
Hilton Grand Vacations, Inc.*	6,579	182,501
International Game Technology plc	7,676	96,641
Jack in the Box, Inc.	1,750	160,982
Kura Sushi USA, Inc., Class A*(b)	263	4,332
Lindblad Expeditions Holdings, Inc.*	1,990	25,492
Marriott Vacations Worldwide Corp.	3,128	398,290
Monarch Casino & Resort, Inc.*	974	53,784
Nathan's Famous, Inc.	218	12,382
Noodles & Co.*	2,412	19,175
Papa John's International, Inc.	2,525	202,909
Penn National Gaming, Inc.*	11,748	822,360
PlayAGS, Inc.*	2,056	10,116
RCI Hospitality Holdings, Inc.	655	19,329
Red Robin Gourmet Burgers, Inc.*	1,193	23,991
Red Rock Resorts, Inc., Class A	5,084	110,552
Ruth's Hospitality Group, Inc.	2,504	38,987
Scientific Games Corp.*	4,414	164,554
SeaWorld Entertainment, Inc.*	3,924	109,480
Shake Shack, Inc., Class A*	2,710	221,299
Target Hospitality Corp.*(b)	2,291	3,620
Texas Roadhouse, Inc.	5,073	384,533
Wingstop, Inc.	2,288	291,285
		6,289,345
Household Durables - 1.4%
Beazer Homes USA, Inc.*	2,203	32,626
Casper Sleep, Inc.*(b)	1,956	12,303
Cavco Industries, Inc.*	709	127,627
Century Communities, Inc.*	2,257	100,437
Ethan Allen Interiors, Inc.	1,748	31,936
GoPro, Inc., Class A*	9,980	69,760
Green Brick Partners, Inc.*	1,834	39,926
Hamilton Beach Brands Holding Co., Class A	528	9,916
Helen of Troy Ltd.*	1,952	394,284
Hooker Furniture Corp.	900	27,243
Installed Building Products, Inc.*	1,765	174,417
iRobot Corp.*(b)	2,130	167,056
KB Home	6,813	239,818
La-Z-Boy, Inc.	3,442	127,492
Legacy Housing Corp.*	640	9,536
LGI Homes, Inc.*	1,719	185,738
Lifetime Brands, Inc.	935	12,594
Lovesac Co. (The)*	758	24,165
M/I Homes, Inc.*	2,155	97,945
MDC Holdings, Inc.	3,927	189,556
Meritage Homes Corp.*	2,871	258,821
Purple Innovation, Inc.*	1,710	50,992
Skyline Champion Corp.*	4,060	124,764
Sonos, Inc.*	6,226	138,466
Taylor Morrison Home Corp., Class A*	9,750	246,480
TopBuild Corp.*	2,555	445,158
TRI Pointe Group, Inc.*	10,008	174,940
Tupperware Brands Corp.*	3,789	127,500
Turtle Beach Corp.*	1,042	19,475
Universal Electronics, Inc.*	1,042	54,872
VOXX International Corp.*	1,532	19,717
		3,735,560
Household Products - 0.2%
Central Garden & Pet Co.*	745	29,830

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Central Garden & Pet Co., Class A*	3,051	112,551
Oil-Dri Corp. of America	392	13,497
WD-40 Co.	1,052	267,534
		423,412
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	6,720	13,843
Brookfield Renewable Corp.	5,284	418,229
Clearway Energy, Inc., Class A	2,691	73,034
Clearway Energy, Inc., Class C	6,256	183,113
Ormat Technologies, Inc.	3,091	243,602
Sunnova Energy International, Inc.*	4,099	166,050
		1,097,871
Industrial Conglomerates - 0.0%(e)
Raven Industries, Inc.	2,752	69,405

Insurance - 1.5%
Ambac Financial Group, Inc.*	3,499	51,225
American Equity Investment Life Holding Co.	7,008	184,170
AMERISAFE, Inc.	1,476	80,782
Argo Group International Holdings Ltd.	2,509	98,328
BRP Group, Inc., Class A*	2,606	76,747
Citizens, Inc.*(b)	3,829	24,276
CNO Financial Group, Inc.	10,921	232,399
Crawford & Co., Class A	1,255	9,224
Donegal Group, Inc., Class A	843	11,785
eHealth, Inc.*	1,969	149,624
Employers Holdings, Inc.	2,224	67,854
Enstar Group Ltd.*	929	175,841
FBL Financial Group, Inc., Class A	742	38,584
FedNat Holding Co.	956	5,392
Genworth Financial, Inc., Class A*	38,964	176,897
Goosehead Insurance, Inc., Class A	997	122,741
Greenlight Capital Re Ltd., Class A*	2,150	16,577
HCI Group, Inc.	469	24,458
Heritage Insurance Holdings, Inc.	1,938	20,039
Horace Mann Educators Corp.	3,202	127,824
Independence Holding Co.	356	14,037
Investors Title Co.	100	17,000
James River Group Holdings Ltd.	2,307	105,153
Kinsale Capital Group, Inc.	1,633	392,181
MBIA, Inc.*	4,106	26,155
National General Holdings Corp.	5,268	179,533
National Western Life Group, Inc., Class A	200	37,216
NI Holdings, Inc.*	699	11,953
Palomar Holdings, Inc.*	1,565	103,447
ProAssurance Corp.	4,140	65,867
ProSight Global, Inc.*	722	9,206
Protective Insurance Corp., Class B	694	9,917
RLI Corp.	3,056	292,551
Safety Insurance Group, Inc.	1,118	79,658
Selective Insurance Group, Inc.	4,567	282,332
Selectquote, Inc.*(b)	2,457	52,703
State Auto Financial Corp.	1,357	20,382
Stewart Information Services Corp.	2,035	85,205
Third Point Reinsurance Ltd.*	6,221	59,348
Tiptree, Inc.	1,891	9,625
Trean Insurance Group, Inc.*	929	13,238
Trupanion, Inc.*	2,293	232,464
United Fire Group, Inc.	1,619	35,408
United Insurance Holdings Corp.	1,573	6,968
Universal Insurance Holdings, Inc.	2,135	29,805
Vericity, Inc.(b)	142	1,556
Watford Holdings Ltd.*	1,322	45,900
		3,913,575
Interactive Media & Services - 0.3%
Cargurus, Inc.*	6,672	167,133
Cars.com, Inc.*	5,209	58,184
DHI Group, Inc.*	3,756	7,211
Eventbrite, Inc., Class A*(b)	4,906	82,274
EverQuote, Inc., Class A*	1,083	40,786
Liberty TripAdvisor Holdings, Inc., Class A*	5,617	15,447
QuinStreet, Inc.*	3,653	65,188
TrueCar, Inc.*	8,185	33,395
Yelp, Inc.*	5,499	175,638
		645,256
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A*	1,921	45,028
CarParts.com, Inc.*(b)	1,630	24,564
Duluth Holdings, Inc., Class B*(b)	853	12,539
Groupon, Inc.*	1,797	54,198
Lands' End, Inc.*	896	22,346
Liquidity Services, Inc.*	2,147	20,418
Magnite, Inc.*	8,180	155,420
Overstock.com, Inc.*	3,296	222,447
PetMed Express, Inc.	1,509	46,326
Quotient Technology, Inc.*	6,637	49,446
RealReal, Inc. (The)*	4,817	66,716
Shutterstock, Inc.	1,692	116,342
Stamps.com, Inc.*	1,313	246,135
Stitch Fix, Inc., Class A*(b)	4,342	175,851
Waitr Holdings, Inc.*	6,466	21,467
		1,279,243
IT Services - 1.3%
Brightcove, Inc.*	3,047	50,885
Cardtronics plc, Class A*	2,780	67,498
Cass Information Systems, Inc.	1,099	46,631
Conduent, Inc.*	12,746	53,788
CSG Systems International, Inc.	2,523	109,448
Endurance International Group Holdings, Inc.*	5,107	48,414
EVERTEC, Inc.	4,650	172,841
Evo Payments, Inc., Class A*	3,151	79,216
ExlService Holdings, Inc.*	2,593	215,893
GreenSky, Inc., Class A*	4,799	20,444
Grid Dynamics Holdings, Inc.*(b)	1,676	18,084
GTT Communications, Inc.*(b)	2,462	11,177
Hackett Group, Inc. (The)	1,932	27,203
I3 Verticals, Inc., Class A*	1,142	31,862
Information Services Group, Inc.*	2,781	8,399
International Money Express, Inc.*	1,825	28,726
KBR, Inc.	11,001	305,498
Limelight Networks, Inc.*	9,147	40,521
LiveRamp Holdings, Inc.*	4,951	289,683
ManTech International Corp., Class A	2,098	161,483
MAXIMUS, Inc.	4,721	339,015
MoneyGram International, Inc.*	4,790	32,476
NIC, Inc.	5,081	119,073
Paysign, Inc.*(b)	2,380	11,638
Perficient, Inc.*	2,517	114,599

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Perspecta, Inc.	10,753	241,082
PFSweb, Inc.*	1,232	8,365
Priority Technology Holdings, Inc.*	593	2,894
Rackspace Technology, Inc.*(b)	2,611	46,894
Repay Holdings Corp.*	4,596	110,901
ServiceSource International, Inc.*	6,713	10,338
StarTek, Inc.*	1,348	10,541
Sykes Enterprises, Inc.*	2,985	112,326
TTEC Holdings, Inc.	1,402	94,859
Tucows, Inc., Class A*(b)	724	52,490
Unisys Corp.*	4,778	69,663
Verra Mobility Corp.*	10,325	125,965
Virtusa Corp.*	2,251	112,730
		3,403,543
Leisure Products - 0.4%
Acushnet Holdings Corp.	2,645	99,716
American Outdoor Brands, Inc.*	1,052	14,607
Callaway Golf Co.	7,213	153,276
Clarus Corp.	1,804	25,978
Escalade, Inc.	797	15,358
Johnson Outdoors, Inc., Class A	405	33,858
Malibu Boats, Inc., Class A*	1,589	90,557
Marine Products Corp.	552	8,512
MasterCraft Boat Holdings, Inc.*	1,431	30,995
Nautilus, Inc.*	2,288	48,277
Smith & Wesson Brands, Inc.	4,214	66,413
Sturm Ruger & Co., Inc.	1,300	79,612
Vista Outdoor, Inc.*	4,504	92,918
YETI Holdings, Inc.*	6,179	390,327
		1,150,404
Life Sciences Tools & Services - 0.5%
Champions Oncology, Inc.*	557	6,333
ChromaDex Corp.*	3,149	15,619
Codexis, Inc.*	4,141	76,691
Fluidigm Corp.*	5,453	34,136
Harvard Bioscience, Inc.*	2,959	11,599
Luminex Corp.	3,321	78,807
Medpace Holdings, Inc.*	2,111	270,968
NanoString Technologies, Inc.*	2,920	144,949
NeoGenomics, Inc.*	8,000	380,640
Pacific Biosciences of California, Inc.*	12,885	203,712
Personalis, Inc.*	1,829	50,353
Quanterix Corp.*	1,626	70,227
		1,344,034
Machinery - 2.5%
Alamo Group, Inc.	764	103,690
Albany International Corp., Class A	2,376	162,827
Altra Industrial Motion Corp.	4,981	282,722
Astec Industries, Inc.	1,733	100,514
Barnes Group, Inc.	3,629	166,970
Blue Bird Corp.*	1,187	19,479
Chart Industries, Inc.*	2,789	288,271
CIRCOR International, Inc.*	1,540	50,928
Columbus McKinnon Corp.	1,790	67,644
Douglas Dynamics, Inc.	1,742	68,147
Eastern Co. (The)	416	9,194
Energy Recovery, Inc.*	3,099	33,066
Enerpac Tool Group Corp.	4,186	93,724
EnPro Industries, Inc.	1,597	113,084
ESCO Technologies, Inc.	1,976	195,426
Evoqua Water Technologies Corp.*	7,052	183,987
ExOne Co. (The)*(b)	893	10,645
Federal Signal Corp.	4,622	143,421
Franklin Electric Co., Inc.	3,559	240,553
Gencor Industries, Inc.*	707	8,526
Gorman-Rupp Co. (The)	1,361	44,777
Graham Corp.	745	11,763
Greenbrier Cos., Inc. (The)	2,488	83,025
Helios Technologies, Inc.	2,403	118,300
Hillenbrand, Inc.	5,722	214,403
Hurco Cos., Inc.	481	14,339
Hyster-Yale Materials Handling, Inc.	765	42,106
John Bean Technologies Corp.	2,417	267,223
Kadant, Inc.	884	113,072
Kennametal, Inc.	6,416	224,496
L B Foster Co., Class A*	781	11,371
Lindsay Corp.	838	97,057
Luxfer Holdings plc	2,229	33,502
Lydall, Inc.*	1,320	36,168
Manitowoc Co., Inc. (The)*	2,619	29,097
Mayville Engineering Co., Inc.*	567	6,248
Meritor, Inc.*	5,356	141,398
Miller Industries, Inc.	857	28,615
Mueller Industries, Inc.	4,318	141,458
Mueller Water Products, Inc., Class A	12,107	143,710
Navistar International Corp.*	3,853	170,534
NN, Inc.*	3,241	20,305
Omega Flex, Inc.	225	31,887
Park-Ohio Holdings Corp.	673	18,905
Proto Labs, Inc.*	2,064	285,162
RBC Bearings, Inc.*	1,903	321,302
REV Group, Inc.	2,121	19,598
Rexnord Corp.	9,419	353,307
Shyft Group, Inc. (The)	2,661	69,000
SPX Corp.*	3,321	170,135
SPX FLOW, Inc.*	3,286	176,064
Standex International Corp.	950	71,687
Tennant Co.	1,411	94,763
Terex Corp.	5,199	161,169
TriMas Corp.*	3,342	89,332
Wabash National Corp.	4,084	72,205
Watts Water Technologies, Inc., Class A	2,115	247,772
Welbilt, Inc.*	10,070	95,161
		6,613,234
Marine - 0.1%
Costamare, Inc.	3,832	27,514
Eagle Bulk Shipping, Inc.*	488	9,091
Genco Shipping & Trading Ltd.	1,321	9,960
Matson, Inc.	3,304	192,062
Pangaea Logistics Solutions Ltd.*	819	2,162
Safe Bulkers, Inc.*	4,011	4,813
Scorpio Bulkers, Inc.	690	11,827
		257,429
Media - 0.5%
AMC Networks, Inc., Class A*(b)	2,992	98,646
Boston Omaha Corp., Class A*	1,013	23,481
Cardlytics, Inc.*	2,021	239,852
comScore, Inc.*	4,579	11,677
Daily Journal Corp.*(b)	86	23,220
Emerald Holding, Inc.	1,890	8,052
Entercom Communications Corp., Class A	9,059	22,013

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Entravision Communications Corp., Class A	4,544	13,178
EW Scripps Co. (The), Class A	4,328	55,225
Fluent, Inc.*	3,233	11,122
Gannett Co., Inc.*(b)	10,156	28,843
Gray Television, Inc.*	6,705	118,410
Hemisphere Media Group, Inc.*	1,265	13,611
iHeartMedia, Inc., Class A*(b)	4,624	55,280
Loral Space & Communications, Inc.	992	22,796
Meredith Corp.	3,063	62,332
MSG Networks, Inc., Class A*	3,077	37,355
National CineMedia, Inc.	4,811	16,213
Saga Communications, Inc., Class A	293	6,666
Scholastic Corp.	2,243	53,204
Sinclair Broadcast Group, Inc., Class A(b)	3,411	92,984
TechTarget, Inc.*	1,802	94,605
TEGNA, Inc.	16,943	244,149
Tribune Publishing Co.	1,205	14,556
WideOpenWest, Inc.*	4,041	33,096
		1,400,566
Metals & Mining - 1.1%
Alcoa Corp.*	14,468	287,913
Allegheny Technologies, Inc.*	9,801	132,216
Arconic Corp.*	7,687	211,469
Caledonia Mining Corp. plc	861	12,424
Carpenter Technology Corp.	3,668	89,646
Century Aluminum Co.*	3,902	39,605
Cleveland-Cliffs, Inc.(b)	30,510	335,915
Coeur Mining, Inc.*	18,704	132,611
Commercial Metals Co.	9,184	182,853
Compass Minerals International, Inc.	2,638	164,770
Gold Resource Corp.	5,047	15,040
Haynes International, Inc.	963	20,406
Hecla Mining Co.	40,308	192,672
Kaiser Aluminum Corp.	1,215	94,746
Materion Corp.	1,568	91,414
Novagold Resources, Inc.*	18,357	182,836
Olympic Steel, Inc.	705	10,462
Ryerson Holding Corp.*	1,236	13,275
Schnitzer Steel Industries, Inc., Class A	1,993	51,061
SunCoke Energy, Inc.	6,415	28,868
TimkenSteel Corp.*	3,474	16,363
United States Steel Corp.(b)	16,922	240,123
Warrior Met Coal, Inc.	3,971	69,175
Worthington Industries, Inc.	2,821	145,902
		2,761,765
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Anworth Mortgage Asset Corp.	7,571	16,278
Apollo Commercial Real Estate Finance, Inc.	11,461	123,550
Arbor Realty Trust, Inc.	8,134	108,345
Ares Commercial Real Estate Corp.	2,376	26,469
Arlington Asset Investment Corp., Class A	2,685	8,619
ARMOUR Residential REIT, Inc.	4,945	52,318
Blackstone Mortgage Trust, Inc., Class A	10,637	276,349
Broadmark Realty Capital, Inc.	9,937	100,861
Capstead Mortgage Corp.	7,364	41,459
Cherry Hill Mortgage Investment Corp.	1,175	10,645
Chimera Investment Corp.	14,825	152,104
Colony Credit Real Estate, Inc.	6,496	47,161
Dynex Capital, Inc.	1,708	30,078
Ellington Financial, Inc.	3,187	45,893
Ellington Residential Mortgage REIT	696	8,491
Granite Point Mortgage Trust, Inc.	4,218	39,059
Great Ajax Corp.	1,597	15,842
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,604	306,315
Invesco Mortgage Capital, Inc.(b)	14,110	46,845
KKR Real Estate Finance Trust, Inc.	2,206	40,215
Ladder Capital Corp.	8,165	74,465
MFA Financial, Inc.	35,052	129,692
New York Mortgage Trust, Inc.	29,261	102,852
Orchid Island Capital, Inc.	5,139	27,494
PennyMac Mortgage Investment Trust	7,659	130,969
Ready Capital Corp.	3,232	41,822
Redwood Trust, Inc.	8,879	76,803
TPG RE Finance Trust, Inc.	4,634	48,055
Two Harbors Investment Corp.	21,154	132,001
Western Asset Mortgage Capital Corp.	4,600	14,122
		2,275,171
Multiline Retail - 0.2%
Big Lots, Inc.	3,033	156,715
Dillard's, Inc., Class A(b)	583	27,261
Macy's, Inc.(b)	24,120	246,265
		430,241
Multi-Utilities - 0.3%
Avista Corp.	5,200	195,104
Black Hills Corp.	4,858	295,512
NorthWestern Corp.	3,920	227,360
Unitil Corp.	1,139	46,562
		764,538
Oil, Gas & Consumable Fuels - 0.9%
Adams Resources & Energy, Inc.	170	4,505
Antero Resources Corp.*	18,750	73,500
Arch Resources, Inc.	1,166	38,991
Ardmore Shipping Corp.	2,593	8,583
Berry Corp.	5,233	20,095
Bonanza Creek Energy, Inc.*	1,454	32,090
Brigham Minerals, Inc., Class A	2,852	29,718
Clean Energy Fuels Corp.*	10,040	45,682
CNX Resources Corp.*	17,183	161,692
Comstock Resources, Inc.*	1,887	9,190
CONSOL Energy, Inc.*	2,008	10,622
Contango Oil & Gas Co.*	7,073	11,812
CVR Energy, Inc.	2,286	32,324
Delek US Holdings, Inc.	4,828	64,163
DHT Holdings, Inc.	8,611	44,002
Diamond S Shipping, Inc.*	2,113	14,537
Dorian LPG Ltd.*	2,914	31,850
Earthstone Energy, Inc., Class A*	1,800	6,804
Energy Fuels, Inc.*	9,628	20,026
Evolution Petroleum Corp.	2,187	6,649
Falcon Minerals Corp.	2,953	6,792
Frontline Ltd.(b)	9,112	56,950
Golar LNG Ltd.*	7,031	63,982

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Goodrich Petroleum Corp.*	714	8,254
Green Plains, Inc.*	2,639	39,004
International Seaways, Inc.	1,856	31,348
Kosmos Energy Ltd.	31,139	54,805
Magnolia Oil & Gas Corp., Class A*	9,575	59,844
Matador Resources Co.*	8,524	86,774
NACCO Industries, Inc., Class A	288	7,704
NextDecade Corp.*(b)	1,628	3,907
Nordic American Tankers Ltd.(b)	11,138	35,530
Overseas Shipholding Group, Inc., Class A*	5,102	10,204
Ovintiv, Inc.	20,220	258,007
Par Pacific Holdings, Inc.*	3,091	35,207
PBF Energy, Inc., Class A	7,459	54,152
PDC Energy, Inc.*	7,706	128,844
Peabody Energy Corp.*	4,847	6,544
Penn Virginia Corp.*	1,051	9,480
PrimeEnergy Resources Corp.*	38	2,330
Range Resources Corp.	16,540	120,742
Renewable Energy Group, Inc.*	2,953	171,510
REX American Resources Corp.*	428	33,598
Scorpio Tankers, Inc.	3,952	45,606
SFL Corp. Ltd.	7,455	50,470
SM Energy Co.	8,818	37,300
Southwestern Energy Co.*	49,375	153,556
Talos Energy, Inc.*	955	8,175
Tellurian, Inc.*(b)	12,671	18,880
Uranium Energy Corp.*(b)	14,031	14,873
W&T Offshore, Inc.*(b)	7,284	14,277
Whiting Petroleum Corp.*	92	2,083
World Fuel Services Corp.	4,827	137,183
		2,434,750
Paper & Forest Products - 0.3%
Boise Cascade Co.	3,020	130,615
Clearwater Paper Corp.*	1,244	43,428
Domtar Corp.	4,247	127,835
Glatfelter Corp.	3,385	54,431
Louisiana-Pacific Corp.	8,710	298,143
Neenah, Inc.	1,297	62,918
Schweitzer-Mauduit International, Inc.	2,398	83,402
Verso Corp., Class A	2,417	26,128
		826,900
Personal Products - 0.3%
BellRing Brands, Inc., Class A*	3,072	62,669
Edgewell Personal Care Co.*	4,211	146,332
elf Beauty, Inc.*	3,494	75,960
Inter Parfums, Inc.	1,370	74,405
Lifevantage Corp.*	1,059	11,257
Medifast, Inc.	873	178,214
Nature's Sunshine Products, Inc.*	686	8,527
Revlon, Inc., Class A*(b)	532	6,841
USANA Health Sciences, Inc.*	894	67,211
Veru, Inc.*	4,108	12,488
		643,904
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc.*(b)	6,183	9,274
Aerie Pharmaceuticals, Inc.*	2,832	35,145
Agile Therapeutics, Inc.*(b)	5,246	14,794
Amneal Pharmaceuticals, Inc.*	7,663	30,269
Amphastar Pharmaceuticals, Inc.*	2,814	49,977
ANI Pharmaceuticals, Inc.*	725	21,431
Aquestive Therapeutics, Inc.*(b)	1,534	10,830
Arvinas, Inc.*	2,258	54,644
Avenue Therapeutics, Inc.*(b)	519	1,759
Axsome Therapeutics, Inc.*	2,140	155,129
Aytu BioScience, Inc.*(b)	1,770	1,564
BioDelivery Sciences International, Inc.*	6,933	26,345
Cara Therapeutics, Inc.*	3,178	46,621
Cassava Sciences, Inc.*(b)	1,790	13,819
Cerecor, Inc.*	2,803	7,007
Chiasma, Inc.*	3,872	16,572
Collegium Pharmaceutical, Inc.*	2,652	49,035
Corcept Therapeutics, Inc.*	7,414	167,853
CorMedix, Inc.*(b)	2,384	21,456
Cymabay Therapeutics, Inc.*	5,350	40,125
Durect Corp.*	15,643	28,940
Eloxx Pharmaceuticals, Inc.*	2,061	5,894
Endo International plc*	17,495	88,875
Eton Pharmaceuticals, Inc.*(b)	1,139	9,044
Evofem Biosciences, Inc.*(b)	5,926	13,274
Evolus, Inc.*(b)	1,685	6,285
Fulcrum Therapeutics, Inc.*	1,107	12,653
Harrow Health, Inc.*	1,730	9,947
IMARA, Inc.*	380	9,694
Innoviva, Inc.*	4,899	51,219
Intersect ENT, Inc.*	2,513	48,074
Intra-Cellular Therapies, Inc.*	5,049	119,358
Kala Pharmaceuticals, Inc.*(b)	3,058	22,813
Kaleido Biosciences, Inc.*(b)	896	7,060
Lannett Co., Inc.*	2,460	15,154
Liquidia Technologies, Inc.*(b)	2,096	5,848
Lyra Therapeutics, Inc.*	319	3,962
Marinus Pharmaceuticals, Inc.*(b)	1,932	30,703
NGM Biopharmaceuticals, Inc.*	1,842	43,655
Ocular Therapeutix, Inc.*	4,672	81,760
Odonate Therapeutics, Inc.*	1,012	15,200
Omeros Corp.*(b)	4,562	52,874
Optinose, Inc.*(b)	2,700	10,935
Osmotica Pharmaceuticals plc*	1,001	6,126
Pacira BioSciences, Inc.*	3,240	196,312
Paratek Pharmaceuticals, Inc.*	3,369	20,854
Phathom Pharmaceuticals, Inc.*	830	35,541
Phibro Animal Health Corp., Class A	1,575	29,752
Pliant Therapeutics, Inc.*(b)	804	22,126
Prestige Consumer Healthcare, Inc.*	3,886	138,225
Provention Bio, Inc.*	3,674	55,073
Recro Pharma, Inc.*	1,500	3,585
Relmada Therapeutics, Inc.*	1,118	39,756
Revance Therapeutics, Inc.*	4,860	117,320
Satsuma Pharmaceuticals, Inc.*	713	3,209
scPharmaceuticals, Inc.*	544	5,016
SIGA Technologies, Inc.*	4,024	27,886
Strongbridge Biopharma plc*	2,748	7,612
Supernus Pharmaceuticals, Inc.*	3,768	80,258
TherapeuticsMD, Inc.*(b)	18,246	24,450
Theravance Biopharma, Inc.*	3,552	58,928
Tricida, Inc.*	2,184	15,965
Verrica Pharmaceuticals, Inc.*(b)	959	8,775
VYNE Therapeutics, Inc.*	11,218	19,071
WaVe Life Sciences Ltd.*	1,890	16,670
Xeris Pharmaceuticals, Inc.*	3,553	15,491

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Zogenix, Inc.*	4,293	91,999
		2,506,870
Professional Services - 0.9%
Acacia Research Corp.*	3,674	13,557
Akerna Corp.*(b)	696	2,986
ASGN, Inc.*	3,932	307,404
Barrett Business Services, Inc.	586	39,092
BG Staffing, Inc.	712	9,078
CBIZ, Inc.*	3,938	95,378
CRA International, Inc.	582	26,685
Exponent, Inc.	3,967	329,301
Forrester Research, Inc.*	844	34,942
Franklin Covey Co.*	965	21,201
GP Strategies Corp.*	1,009	11,604
Heidrick & Struggles International, Inc.	1,477	38,550
Huron Consulting Group, Inc.*	1,750	77,122
ICF International, Inc.	1,405	101,764
Insperity, Inc.	2,802	239,571
Kelly Services, Inc., Class A	2,596	53,114
Kforce, Inc.	1,525	62,601
Korn Ferry	4,329	173,333
Mastech Digital, Inc.*	307	5,465
Mistras Group, Inc.*	1,403	7,324
Red Violet, Inc.*(b)	524	14,027
Resources Connection, Inc.	2,356	28,531
TriNet Group, Inc.*	3,183	238,725
TrueBlue, Inc.*	2,761	52,735
Upwork, Inc.*	7,163	234,373
Willdan Group, Inc.*	796	30,948
		2,249,411
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA*	354	4,666
American Realty Investors, Inc.*	86	791
CTO Realty Growth, Inc., REIT	361	14,743
Cushman & Wakefield plc*	8,534	127,157
eXp World Holdings, Inc.*	1,880	100,260
Fathom Holdings, Inc.*	371	8,236
Forestar Group, Inc.*	1,287	25,045
FRP Holdings, Inc.*	510	23,353
Griffin Industrial Realty, Inc.	201	14,323
Kennedy-Wilson Holdings, Inc.	9,442	150,883
Marcus & Millichap, Inc.*	1,800	64,530
Maui Land & Pineapple Co., Inc.*	519	6,321
Newmark Group, Inc., Class A	11,030	77,431
Rafael Holdings, Inc., Class B*	709	15,187
RE/MAX Holdings, Inc., Class A	1,373	42,975
Realogy Holdings Corp.*	8,855	109,005
Redfin Corp.*	7,487	358,553
RMR Group, Inc. (The), Class A	1,176	43,559
St Joe Co. (The)	2,538	83,779
Stratus Properties, Inc.*	453	11,031
Tejon Ranch Co.*	1,615	23,143
Transcontinental Realty Investors, Inc.*	104	2,713
		1,307,684
Road & Rail - 0.4%
ArcBest Corp.	1,945	81,515
Avis Budget Group, Inc.*	4,066	143,001
Covenant Logistics Group, Inc., Class A*	897	16,586
Daseke, Inc.*	3,519	23,753
Heartland Express, Inc.	3,761	69,503
Marten Transport Ltd.	4,570	80,569
PAM Transportation Services, Inc.*	141	6,500
Saia, Inc.*	2,031	354,491
Universal Logistics Holdings, Inc.	593	12,756
US Xpress Enterprises, Inc., Class A*	1,710	12,825
Werner Enterprises, Inc.	4,708	188,273
		989,772
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.*	2,931	282,724
Alpha & Omega Semiconductor Ltd.*	1,589	39,471
Ambarella, Inc.*	2,555	199,622
Amkor Technology, Inc.*	7,710	113,645
Atomera, Inc.*(b)	1,239	11,622
Axcelis Technologies, Inc.*	2,572	69,393
AXT, Inc.*	3,017	29,416
Brooks Automation, Inc.	5,611	409,547
CEVA, Inc.*	1,676	65,833
CMC Materials, Inc.	2,241	345,742
Cohu, Inc.	3,173	90,081
CyberOptics Corp.*	549	14,691
Diodes, Inc.*	3,272	222,365
DSP Group, Inc.*	1,714	28,847
FormFactor, Inc.*	5,963	244,483
GSI Technology, Inc.*	1,277	8,479
Ichor Holdings Ltd.*	1,707	54,453
Impinj, Inc.*	1,300	54,327
Lattice Semiconductor Corp.*	10,385	434,612
MACOM Technology Solutions Holdings, Inc.*	3,630	162,188
Maxeon Solar Technologies Ltd.*(b)	738	18,022
MaxLinear, Inc.*	5,219	163,094
NeoPhotonics Corp.*	3,790	30,547
NVE Corp.	369	18,889
Onto Innovation, Inc.*	3,665	162,030
PDF Solutions, Inc.*	2,232	49,260
Photronics, Inc.*	4,882	56,582
Pixelworks, Inc.*	3,017	8,991
Power Integrations, Inc.	4,553	325,039
Rambus, Inc.*	8,759	137,692
Semtech Corp.*	4,987	336,473
Silicon Laboratories, Inc.*	3,347	392,302
SiTime Corp.*	705	61,314
SMART Global Holdings, Inc.*	1,092	33,513
SunPower Corp.*	5,910	130,966
Synaptics, Inc.*	2,627	204,302
Ultra Clean Holdings, Inc.*	3,098	98,021
Veeco Instruments, Inc.*	3,757	62,441
		5,171,019
Software - 3.7%
8x8, Inc.*	7,984	157,844
A10 Networks, Inc.*	4,702	37,522
ACI Worldwide, Inc.*	8,845	288,170
Agilysys, Inc.*	1,403	52,416
Alarm.com Holdings, Inc.*	3,671	278,666
Altair Engineering, Inc., Class A*	3,275	176,523
American Software, Inc., Class A	2,311	37,947
Appfolio, Inc., Class A*	1,260	205,292
Appian Corp.*(b)	2,747	384,580
Asure Software, Inc.*	1,038	8,034
Avaya Holdings Corp.*	6,391	118,937
Benefitfocus, Inc.*	2,239	32,219

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Blackbaud, Inc.	3,816	210,223
Blackline, Inc.*	3,875	476,237
Bottomline Technologies DE, Inc.*	3,342	152,529
Box, Inc., Class A*	10,711	200,189
Cerence, Inc.*	2,838	257,549
ChannelAdvisor Corp.*	2,129	31,403
Cloudera, Inc.*	15,823	184,813
CommVault Systems, Inc.*	3,227	154,122
Cornerstone OnDemand, Inc.*	4,682	206,710
Digimarc Corp.*	922	38,752
Digital Turbine, Inc.*	6,360	286,073
Domo, Inc., Class B*	1,969	74,802
Ebix, Inc.	2,037	69,278
eGain Corp.*	1,609	18,246
Envestnet, Inc.*	4,099	328,986
GTY Technology Holdings, Inc.*	3,426	12,265
Intelligent Systems Corp.*	580	22,777
J2 Global, Inc.*	3,497	313,366
LivePerson, Inc.*	4,765	278,371
MicroStrategy, Inc., Class A*	597	204,634
Mimecast Ltd.*	4,414	198,542
Mitek Systems, Inc.*	3,092	36,424
Model N, Inc.*	2,631	90,664
OneSpan, Inc.*	2,577	50,973
Park City Group, Inc.*	957	4,488
Ping Identity Holding Corp.*	2,829	63,624
Progress Software Corp.	3,465	138,947
PROS Holdings, Inc.*	3,033	130,085
Q2 Holdings, Inc.*	3,832	434,434
QAD, Inc., Class A	893	51,196
Qualys, Inc.*	2,630	249,876
Rapid7, Inc.*	3,892	291,666
Rimini Street, Inc.*	1,738	7,578
Sailpoint Technologies Holdings, Inc.*	6,797	316,468
Sapiens International Corp. NV	1,980	59,103
SeaChange International, Inc.*	2,333	2,252
SecureWorks Corp., Class A*	689	7,779
ShotSpotter, Inc.*	620	20,565
Smith Micro Software, Inc.*	2,645	14,230
Sprout Social, Inc., Class A*	2,105	108,155
SPS Commerce, Inc.*	2,714	279,732
SVMK, Inc.*	9,355	199,074
Synchronoss Technologies, Inc.*	3,166	9,371
Telenav, Inc.*	2,559	12,155
Tenable Holdings, Inc.*	5,382	193,806
Upland Software, Inc.*	2,009	91,912
Varonis Systems, Inc.*	2,407	290,380
Verint Systems, Inc.*	4,946	281,724
Veritone, Inc.*(b)	1,807	48,084
VirnetX Holding Corp.(b)	4,888	26,493
Workiva, Inc.*	3,021	226,545
Xperi Holding Corp.	8,292	158,211
Yext, Inc.*	7,808	148,430
Zix Corp.*	4,221	30,391
Zuora, Inc., Class A*	7,760	88,386
		9,661,218
Specialty Retail - 2.0%
Aaron's Holdings Co., Inc.	5,207	327,677
Abercrombie & Fitch Co., Class A	4,814	99,842
American Eagle Outfitters, Inc.	11,648	209,548
America's Car-Mart, Inc.*	488	50,996
Asbury Automotive Group, Inc.*	1,488	167,802
At Home Group, Inc.*	4,144	78,487
Bed Bath & Beyond, Inc.(b)	9,797	205,345
Boot Barn Holdings, Inc.*	2,205	90,978
Buckle, Inc. (The)	2,237	59,996
Caleres, Inc.	2,857	33,627
Camping World Holdings, Inc., Class A	2,533	77,636
Cato Corp. (The), Class A	1,644	13,251
Chico's FAS, Inc.	9,182	13,865
Children's Place, Inc. (The)	1,092	46,934
Citi Trends, Inc.	768	26,028
Conn's, Inc.*	1,350	14,965
Container Store Group, Inc. (The)*	1,509	14,034
Designer Brands, Inc., Class A	4,764	37,636
Envela Corp.*(b)	599	2,767
Express, Inc.*(b)	4,913	7,468
GameStop Corp., Class A*(b)	4,419	73,179
Genesco, Inc.*	1,094	34,319
Group 1 Automotive, Inc.	1,347	160,037
GrowGeneration Corp.*(b)	2,764	97,210
Guess?, Inc.	3,265	54,819
Haverty Furniture Cos., Inc.	1,302	35,440
Hibbett Sports, Inc.*	1,274	52,438
Lithia Motors, Inc., Class A	1,967	569,053
Lumber Liquidators Holdings, Inc.*	2,206	63,709
MarineMax, Inc.*	1,593	52,314
Michaels Cos., Inc. (The)*	5,755	56,917
Monro, Inc.	2,548	119,781
Murphy USA, Inc.	2,129	272,938
National Vision Holdings, Inc.*	6,215	266,064
ODP Corp. (The)	4,035	115,683
OneWater Marine, Inc., Class A*	398	11,128
Rent-A-Center, Inc.	3,743	126,588
RH*	1,200	543,792
Sally Beauty Holdings, Inc.*	8,711	100,177
Shoe Carnival, Inc.	721	26,367
Signet Jewelers Ltd.	4,028	122,008
Sleep Number Corp.*	2,091	145,095
Sonic Automotive, Inc., Class A	1,843	74,420
Sportsman's Warehouse Holdings, Inc.*	3,304	46,025
Tilly's, Inc., Class A	1,712	15,631
Urban Outfitters, Inc.*	5,329	145,908
Winmark Corp.	233	41,940
Zumiez, Inc.*	1,615	59,900
		5,061,762
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*(b)	9,113	83,384
Avid Technology, Inc.*	2,412	29,306
Diebold Nixdorf, Inc.*	5,421	51,337
Eastman Kodak Co.*(b)	1,189	9,072
Immersion Corp.*	1,322	11,316
Intevac, Inc.*	1,788	10,764
Quantum Corp.*	2,261	12,955
Super Micro Computer, Inc.*	3,467	97,804
		305,938
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc.*	5,157	303,696
Deckers Outdoor Corp.*	2,163	550,678
Fossil Group, Inc.*	3,622	38,393
G-III Apparel Group Ltd.*	3,397	69,197
Kontoor Brands, Inc.	3,978	165,763
Lakeland Industries, Inc.*(b)	591	11,714
Movado Group, Inc.	1,215	20,570
Oxford Industries, Inc.	1,265	70,574

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Rocky Brands, Inc.	531	15,399
Steven Madden Ltd.	6,364	200,275
Superior Group of Cos., Inc.	830	18,044
Unifi, Inc.*	1,060	16,049
Vera Bradley, Inc.*	1,584	13,432
Wolverine World Wide, Inc.	6,166	177,951
		1,671,735
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc.*	4,464	149,544
Bogota Financial Corp.*	446	3,902
Bridgewater Bancshares, Inc.*	1,702	20,032
Capitol Federal Financial, Inc.	10,248	126,255
Columbia Financial, Inc.*	3,797	54,563
ESSA Bancorp, Inc.	703	11,121
Essent Group Ltd.	8,517	373,556
Federal Agricultural Mortgage Corp., Class C	703	47,593
Flagstar Bancorp, Inc.	4,010	140,510
FS Bancorp, Inc.	290	15,515
Greene County Bancorp, Inc.	236	5,950
Hingham Institution For Savings (The)	108	23,665
Home Bancorp, Inc.	591	16,578
HomeStreet, Inc.	1,716	55,513
Kearny Financial Corp.	6,185	61,170
Luther Burbank Corp.	1,419	13,949
Merchants Bancorp	673	17,929
Meridian Bancorp, Inc.	3,615	49,327
Meta Financial Group, Inc.	2,575	85,232
MMA Capital Holdings, Inc.*	368	9,167
Mr Cooper Group, Inc.*	5,913	157,641
NMI Holdings, Inc., Class A*	6,350	139,128
Northfield Bancorp, Inc.	3,683	40,992
Northwest Bancshares, Inc.	9,056	107,132
Oconee Federal Financial Corp.	81	1,999
OP Bancorp	943	6,884
PCSB Financial Corp.	1,144	17,515
PDL Community Bancorp*	581	6,333
PennyMac Financial Services, Inc.	3,276	188,829
Pioneer Bancorp, Inc.*	897	9,347
Premier Financial Corp.	2,860	59,231
Provident Bancorp, Inc.	667	6,737
Provident Financial Holdings, Inc.	462	6,653
Provident Financial Services, Inc.	5,547	86,921
Prudential Bancorp, Inc.	616	8,026
Radian Group, Inc.	14,783	279,103
Riverview Bancorp, Inc.	1,634	8,627
Security National Financial Corp., Class A*	737	5,903
Southern Missouri Bancorp, Inc.	595	17,975
Standard AVB Financial Corp.	299	9,798
Sterling Bancorp, Inc.	1,266	4,950
Territorial Bancorp, Inc.	605	13,498
Timberland Bancorp, Inc.	574	13,678
TrustCo Bank Corp.	7,317	44,414
Walker & Dunlop, Inc.	2,185	174,822
Washington Federal, Inc.	5,829	136,224
Waterstone Financial, Inc.	1,730	30,387
Western New England Bancorp, Inc.	1,765	11,790
WSFS Financial Corp.	3,876	147,792
		3,023,400
Tobacco - 0.1%
Turning Point Brands, Inc.	915	35,703
Universal Corp.	1,878	85,468
Vector Group Ltd.	10,786	121,235
		242,406
Trading Companies & Distributors - 1.0%
Alta Equipment Group, Inc.*(b)	1,316	11,923
Applied Industrial Technologies, Inc.	2,985	234,114
Beacon Roofing Supply, Inc.*	4,218	153,493
BMC Stock Holdings, Inc.*	5,193	254,145
CAI International, Inc.	1,268	40,132
DXP Enterprises, Inc.*	1,265	26,641
EVI Industries, Inc.*(b)	376	12,724
Foundation Building Materials, Inc.*	1,575	30,303
GATX Corp.	2,690	214,554
General Finance Corp.*	810	6,593
GMS, Inc.*	3,215	100,405
H&E Equipment Services, Inc.	2,474	66,501
Herc Holdings, Inc.*	1,880	107,686
Lawson Products, Inc.*	341	16,109
MRC Global, Inc.*	6,069	35,079
Nesco Holdings, Inc.*	1,025	4,705
NOW, Inc.*	8,461	47,212
Rush Enterprises, Inc., Class A	3,161	121,161
Rush Enterprises, Inc., Class B	513	17,437
SiteOne Landscape Supply, Inc.*	3,391	468,297
Systemax, Inc.	956	29,416
Textainer Group Holdings Ltd.*	3,988	73,459
Titan Machinery, Inc.*	1,471	26,875
Transcat, Inc.*	537	17,023
Triton International Ltd.	4,667	211,228
Veritiv Corp.*	995	18,487
WESCO International, Inc.*	3,789	247,119
Willis Lease Finance Corp.*	226	7,280
		2,600,101
Water Utilities - 0.3%
American States Water Co.	2,850	210,387
Artesian Resources Corp., Class A	620	22,921
Cadiz, Inc.*(b)	1,539	15,452
California Water Service Group	3,816	188,816
Consolidated Water Co. Ltd.	1,120	12,275
Global Water Resources, Inc.	988	12,725
Middlesex Water Co.	1,317	90,201
Pure Cycle Corp.*	1,501	14,320
SJW Group	2,038	133,693
York Water Co. (The)	1,005	45,265
		746,055
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	3,385	47,898
Gogo, Inc.*(b)	4,260	44,900
Shenandoah Telecommunications Co.	3,722	165,406
Spok Holdings, Inc.	1,366	13,428
		271,632
TOTAL COMMON STOCKS (Cost $173,810,321)		173,988,458

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(d)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(d)(f)	23	—
Tobira Therapeutics, Inc., CVR*(d)(f)	218	—
		—
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(d)(f)	363	—
TOTAL RIGHTS (Cost $2,659)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $4,232,087)	4,232,087	4,232,087

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.7%

REPURCHASE AGREEMENTS(h) - 12.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $33,111,473
(Cost $33,111,405)	33,111,405	33,111,405

Total Investments - 81.4% (Cost $211,156,472)		211,331,950
Other assets less liabilities - 18.6%		48,395,342
Net Assets - 100.0%		259,727,292

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $32,457,872.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $4,953,864, collateralized in the form of cash with a value of $4,232,087 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,067,310 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from December 10, 2020 – May 15, 2050; a total value of $5,299,397.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security fair valued as of November 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Represents less than 0.05% of net assets.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $4,232,087.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,243,837
Aggregate gross unrealized depreciation	(9,461,678)
Net unrealized appreciation	$35,782,159
Federal income tax cost	$220,850,139

See accompanying notes to the financial statements.

UltraPro Russell2000
Schedule of Portfolio Investments
November 30, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	254	12/18/2020	USD	$23,115,270	$1,443,969

Swap Agreementsa

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
82,076,117	12/7/2020	Bank of America NA	(0.37)%	Russell 2000® Index	3,237,962	(3,237,962)	—	—
101,151,055	11/8/2021	BNP Paribas SA	0.03%	Russell 2000® Index	12,130,314	(12,130,314)	—	—
30,076,165	1/20/2021	Citibank NA	0.24%	Russell 2000® Index	9,556,201	—	(9,556,201)	—
71,025,755	11/8/2021	Credit Suisse International	0.43%	Russell 2000® Index	4,831,832	—	(4,831,832)	—
14,620,434	12/7/2020	Goldman Sachs International	0.35%	Russell 2000® Index	3,298,244	(3,298,244)	—	—
6,181,929	11/8/2021	Morgan Stanley & Co. International plc	(0.23)%	Russell 2000® Index	771,099	(771,099)	—	—
198,465,930	11/22/2021	Societe Generale	0.43%	Russell 2000® Index	3,105,668	(3,105,668)	—	—
78,628,963	12/6/2021	UBS AG	0.13%	Russell 2000® Index	6,925,059	—	(6,925,059)	—

582,226,348					43,856,379
				Total Unrealized Appreciation	43,856,379

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 58.4%

Aerospace & Defense - 1.0%
Boeing Co. (The)	17,342	3,654,133
General Dynamics Corp.	7,592	1,133,865
Howmet Aerospace, Inc.	12,825	300,875
Huntington Ingalls Industries, Inc.	1,323	211,931
L3Harris Technologies, Inc.	7,064	1,356,217
Lockheed Martin Corp.	8,033	2,932,045
Northrop Grumman Corp.	5,069	1,532,156
Raytheon Technologies Corp.	49,913	3,579,760
Teledyne Technologies, Inc.*	1,205	455,418
Textron, Inc.	7,446	335,815
TransDigm Group, Inc.	1,771	1,025,745
		16,517,960
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	4,404	413,844
Expeditors International of Washington, Inc.	5,478	489,569
FedEx Corp.	7,889	2,260,829
United Parcel Service, Inc., Class B	23,102	3,952,059
		7,116,301
Airlines - 0.2%
Alaska Air Group, Inc.	4,036	205,715
American Airlines Group, Inc.(b)	17,837	252,037
Delta Air Lines, Inc.	20,835	838,609
Southwest Airlines Co.	19,271	893,018
United Airlines Holdings, Inc.*	9,502	428,065
		2,617,444
Auto Components - 0.1%
Aptiv plc	8,822	1,047,171
BorgWarner, Inc.	7,989	310,373
		1,357,544
Automobiles - 0.2%
Ford Motor Co.	127,675	1,159,289
General Motors Co.	41,159	1,804,410
		2,963,699
Banks - 2.2%
Bank of America Corp.	249,125	7,015,360
Citigroup, Inc.	68,019	3,745,806
Citizens Financial Group, Inc.	13,944	455,411
Comerica, Inc.	4,541	223,417
Fifth Third Bancorp	23,279	589,890
First Republic Bank	5,626	728,905
Huntington Bancshares, Inc.	33,235	401,479
JPMorgan Chase & Co.	99,572	11,737,547
KeyCorp	31,894	493,081
M&T Bank Corp.	4,195	488,676
People's United Financial, Inc.	13,873	172,025
PNC Financial Services Group, Inc. (The)	13,863	1,914,064
Regions Financial Corp.	31,379	479,157
SVB Financial Group*	1,688	582,124
Truist Financial Corp.	44,039	2,044,290
US Bancorp	44,780	1,934,944
Wells Fargo & Co.	134,628	3,682,076
Zions Bancorp NA	5,361	206,881
		36,895,133
Beverages - 1.0%
Brown-Forman Corp., Class B	5,967	481,298
Coca-Cola Co. (The)	126,315	6,517,854
Constellation Brands, Inc., Class A	5,500	1,132,120
Molson Coors Beverage Co., Class B	6,142	282,532
Monster Beverage Corp.*	12,061	1,022,532
PepsiCo, Inc.	45,249	6,526,263
		15,962,599
Biotechnology - 1.1%
AbbVie, Inc.	57,667	6,030,815
Alexion Pharmaceuticals, Inc.*	7,157	873,941
Amgen, Inc.	19,144	4,250,734
Biogen, Inc.*	5,172	1,242,159
Gilead Sciences, Inc.	40,954	2,484,679
Incyte Corp.*	6,084	514,341
Regeneron Pharmaceuticals, Inc.*	3,426	1,767,919
Vertex Pharmaceuticals, Inc.*	8,509	1,937,925
		19,102,513
Building Products - 0.3%
A O Smith Corp.	4,423	249,059
Allegion plc	3,018	344,173
Carrier Global Corp.	26,615	1,013,233
Fortune Brands Home & Security, Inc.	4,510	376,585
Johnson Controls International plc	24,302	1,118,864
Masco Corp.	8,546	458,664
Trane Technologies plc	7,820	1,143,597
		4,704,175
Capital Markets - 1.5%
Ameriprise Financial, Inc.	3,926	727,252
Bank of New York Mellon Corp. (The)	26,618	1,041,296
BlackRock, Inc.	4,629	3,232,662
Cboe Global Markets, Inc.	3,554	324,551
Charles Schwab Corp. (The)	48,387	2,360,318
CME Group, Inc.	11,731	2,053,277
Franklin Resources, Inc.	8,752	192,457
Intercontinental Exchange, Inc.	18,334	1,934,420
Invesco Ltd.	12,315	199,872
MarketAxess Holdings, Inc.	1,243	670,201
Moody's Corp.	5,272	1,488,497
Morgan Stanley	46,659	2,884,898
MSCI, Inc.	2,738	1,120,992
Nasdaq, Inc.	3,753	480,346
Northern Trust Corp.	6,801	633,309
Raymond James Financial, Inc.	3,988	362,709
S&P Global, Inc.	7,888	2,774,841
State Street Corp.	11,505	810,872
T. Rowe Price Group, Inc.	7,419	1,063,959
		24,356,729
Chemicals - 1.1%
Air Products and Chemicals, Inc.	7,216	2,021,490
Albemarle Corp.	3,472	472,088
Celanese Corp.	3,868	500,248
CF Industries Holdings, Inc.	7,000	261,100
Corteva, Inc.	24,468	937,614
Dow, Inc.	24,227	1,284,273
DuPont de Nemours, Inc.	23,975	1,520,974
Eastman Chemical Co.	4,422	430,703
Ecolab, Inc.	8,111	1,801,859
FMC Corp.	4,230	490,722
International Flavors & Fragrances, Inc.	3,492	391,453
Linde plc	17,161	4,400,424
LyondellBasell Industries NV, Class A	8,398	714,670

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Mosaic Co. (The)	11,267	247,423
PPG Industries, Inc.	7,713	1,132,037
Sherwin-Williams Co. (The)	2,678	2,002,153
		18,609,231
Commercial Services & Supplies - 0.3%
Cintas Corp.	2,836	1,007,631
Copart, Inc.*	6,750	779,287
Republic Services, Inc.	6,864	663,886
Rollins, Inc.	4,815	275,322
Waste Management, Inc.	12,691	1,511,879
		4,238,005
Communications Equipment - 0.5%
Arista Networks, Inc.*	1,789	484,282
Cisco Systems, Inc.	138,326	5,950,785
F5 Networks, Inc.*	1,996	324,969
Juniper Networks, Inc.	10,853	236,270
Motorola Solutions, Inc.	5,544	950,962
		7,947,268
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	4,253	458,644
Quanta Services, Inc.	4,515	308,555
		767,199
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,033	540,026
Vulcan Materials Co.	4,323	603,707
		1,143,733
Consumer Finance - 0.3%
American Express Co.	21,307	2,526,797
Capital One Financial Corp.	14,921	1,277,835
Discover Financial Services	10,012	762,614
Synchrony Financial	17,734	540,355
		5,107,601
Containers & Packaging - 0.2%
Amcor plc	51,253	580,696
Avery Dennison Corp.	2,732	407,997
Ball Corp.	10,664	1,023,851
International Paper Co.	12,845	635,571
Packaging Corp. of America	3,098	402,740
Sealed Air Corp.	5,091	229,400
Westrock Co.	8,481	357,983
		3,638,238
Distributors - 0.1%
Genuine Parts Co.	4,713	463,618
LKQ Corp.*	9,148	322,192
Pool Corp.	1,317	455,827
		1,241,637
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	64,762	14,824,669

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	232,811	6,693,316
CenturyLink, Inc.	32,282	337,347
Verizon Communications, Inc.	135,217	8,168,459
		15,199,122
Electric Utilities - 1.1%
Alliant Energy Corp.	8,170	429,742
American Electric Power Co., Inc.	16,220	1,376,916
Duke Energy Corp.	24,021	2,225,786
Edison International	12,357	758,226
Entergy Corp.	6,545	712,423
Evergy, Inc.	7,414	410,810
Eversource Energy	11,196	979,762
Exelon Corp.	31,850	1,308,079
FirstEnergy Corp.	17,707	470,298
NextEra Energy, Inc.	63,996	4,709,466
NRG Energy, Inc.	7,978	261,279
Pinnacle West Capital Corp.	3,677	300,962
PPL Corp.	25,131	714,223
Southern Co. (The)	34,510	2,065,424
Xcel Energy, Inc.	17,161	1,155,965
		17,879,361
Electrical Equipment - 0.3%
AMETEK, Inc.	7,501	889,093
Eaton Corp. plc	13,071	1,583,029
Emerson Electric Co.	19,521	1,499,603
Rockwell Automation, Inc.	3,787	967,806
		4,939,531
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	9,741	1,274,220
CDW Corp.	4,659	607,953
Corning, Inc.	24,861	930,299
FLIR Systems, Inc.	4,284	163,820
IPG Photonics Corp.*	1,165	241,167
Keysight Technologies, Inc.*	6,110	733,444
TE Connectivity Ltd.	10,785	1,229,166
Vontier Corp.*	4,404	146,081
Zebra Technologies Corp., Class A*	1,741	658,829
		5,984,979
Energy Equipment & Services - 0.1%
Baker Hughes Co.	21,439	401,338
Halliburton Co.	28,708	476,266
National Oilwell Varco, Inc.	12,678	155,432
Schlumberger NV	45,360	943,035
TechnipFMC plc	13,814	114,794
		2,090,865
Entertainment - 1.2%
Activision Blizzard, Inc.	25,211	2,003,770
Electronic Arts, Inc.*	9,437	1,205,577
Live Nation Entertainment, Inc.*	4,640	304,616
Netflix, Inc.*	14,415	7,073,441
Take-Two Interactive Software, Inc.*	3,731	673,483
Walt Disney Co. (The)	59,048	8,739,694
		20,000,581
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	3,832	627,413
American Tower Corp.	14,489	3,349,857
Apartment Investment and Management Co., Class A	6,115	185,590
AvalonBay Communities, Inc.	4,609	767,813
Boston Properties, Inc.	4,623	453,794
Crown Castle International Corp.	13,712	2,297,720
Digital Realty Trust, Inc.	8,787	1,184,048
Duke Realty Corp.	12,100	460,526
Equinix, Inc.	2,891	2,017,311
Equity Residential	11,188	648,009
Essex Property Trust, Inc.	2,133	524,462
Extra Space Storage, Inc.	4,222	475,946
Federal Realty Investment Trust	2,244	195,722
Healthpeak Properties, Inc.	17,592	507,705
Host Hotels & Resorts, Inc.	23,056	323,476
Iron Mountain, Inc.	9,415	258,913
Kimco Realty Corp.	14,137	204,138

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	3,732	470,829
Prologis, Inc.	24,145	2,415,707
Public Storage	4,966	1,114,668
Realty Income Corp.	11,269	675,802
Regency Centers Corp.	5,153	234,874
SBA Communications Corp.	3,656	1,049,930
Simon Property Group, Inc.	9,967	822,975
SL Green Realty Corp.	2,394	138,613
UDR, Inc.	9,654	371,390
Ventas, Inc.	12,188	583,927
Vornado Realty Trust	5,119	199,180
Welltower, Inc.	13,632	858,543
Weyerhaeuser Co.	24,377	707,908
		24,126,789
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	14,432	5,654,025
Kroger Co. (The)	25,430	839,190
Sysco Corp.	16,613	1,184,341
Walgreens Boots Alliance, Inc.	23,493	892,969
Walmart, Inc.	45,375	6,932,846
		15,503,371
Food Products - 0.6%
Archer-Daniels-Midland Co.	18,157	903,674
Campbell Soup Co.	6,613	330,782
Conagra Brands, Inc.	15,956	583,351
General Mills, Inc.	19,955	1,213,663
Hershey Co. (The)	4,813	711,795
Hormel Foods Corp.	9,161	432,216
J M Smucker Co. (The)	3,722	436,218
Kellogg Co.	8,293	530,006
Kraft Heinz Co. (The)	21,167	697,241
Lamb Weston Holdings, Inc.	4,750	343,805
McCormick & Co., Inc. (Non-Voting)	4,046	756,521
Mondelez International, Inc., Class A	46,675	2,681,479
Tyson Foods, Inc., Class A	9,616	626,963
		10,247,714
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	4,026	386,053

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	57,852	6,260,743
ABIOMED, Inc.*	1,472	403,475
Align Technology, Inc.*	2,342	1,127,181
Baxter International, Inc.	16,535	1,257,818
Becton Dickinson and Co.	9,464	2,222,526
Boston Scientific Corp.*	46,748	1,549,696
Cooper Cos., Inc. (The)	1,603	537,358
Danaher Corp.	20,638	4,635,914
DENTSPLY SIRONA, Inc.	7,134	363,049
DexCom, Inc.*	3,123	998,361
Edwards Lifesciences Corp.*	20,321	1,704,729
Hologic, Inc.*	8,475	585,877
IDEXX Laboratories, Inc.*	2,777	1,280,142
Intuitive Surgical, Inc.*	3,823	2,775,689
Medtronic plc	43,912	4,992,794
ResMed, Inc.	4,736	992,666
STERIS plc	2,777	538,210
Stryker Corp.	10,671	2,490,611
Teleflex, Inc.	1,521	582,163
Varian Medical Systems, Inc.*	2,978	518,112
West Pharmaceutical Services, Inc.	2,414	664,236
Zimmer Biomet Holdings, Inc.	6,765	1,008,797
		37,490,147
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	4,798	494,722
Anthem, Inc.	8,217	2,559,760
Cardinal Health, Inc.	9,553	521,498
Centene Corp.*	18,929	1,166,973
Cigna Corp.	12,010	2,511,772
CVS Health Corp.	42,753	2,898,226
DaVita, Inc.*	2,464	270,671
HCA Healthcare, Inc.	8,609	1,292,297
Henry Schein, Inc.*	4,662	299,813
Humana, Inc.	4,318	1,729,445
Laboratory Corp. of America Holdings*	3,179	635,291
McKesson Corp.	5,300	953,523
Quest Diagnostics, Inc.	4,386	543,776
UnitedHealth Group, Inc.	31,057	10,445,711
Universal Health Services, Inc., Class B	2,534	330,890
		26,654,368
Health Care Technology - 0.0%(c)
Cerner Corp.	9,977	746,679

Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	16,919	338,042
Chipotle Mexican Grill, Inc.*	915	1,179,828
Darden Restaurants, Inc.	4,249	458,807
Domino's Pizza, Inc.	1,290	506,415
Hilton Worldwide Holdings, Inc.	9,074	940,339
Las Vegas Sands Corp.	10,730	597,768
Marriott International, Inc., Class A	8,687	1,102,120
McDonald's Corp.	24,303	5,284,444
MGM Resorts International	13,376	377,872
Norwegian Cruise Line Holdings Ltd.*	10,285	235,218
Royal Caribbean Cruises Ltd.	5,818	458,517
Starbucks Corp.	38,206	3,744,952
Wynn Resorts Ltd.	3,168	318,384
Yum! Brands, Inc.	9,845	1,041,601
		16,584,307
Household Durables - 0.2%
DR Horton, Inc.	10,826	806,537
Garmin Ltd.	4,873	568,971
Leggett & Platt, Inc.	4,321	186,235
Lennar Corp., Class A	8,971	680,540
Mohawk Industries, Inc.*	1,949	245,243
Newell Brands, Inc.	12,353	262,625
NVR, Inc.*	130	519,633
PulteGroup, Inc.	8,776	382,897
Whirlpool Corp.	2,034	395,837
		4,048,518
Household Products - 1.0%
Church & Dwight Co., Inc.	8,078	709,006
Clorox Co. (The)	4,123	836,804
Colgate-Palmolive Co.	28,024	2,399,975
Kimberly-Clark Corp.	11,157	1,554,282
Procter & Gamble Co. (The)	81,353	11,297,491
		16,797,558
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	21,726	444,079

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 0.7%
3M Co.	18,827	3,251,988
General Electric Co.	286,014	2,911,622
Honeywell International, Inc.	22,925	4,674,866
Roper Technologies, Inc.	3,432	1,465,464
		12,303,940
Insurance - 1.1%
Aflac, Inc.	21,663	951,656
Allstate Corp. (The)	10,206	1,044,584
American International Group, Inc.	28,136	1,081,548
Aon plc, Class A	7,580	1,553,066
Arthur J Gallagher & Co.	6,252	721,543
Assurant, Inc.	1,944	251,009
Chubb Ltd.	14,741	2,179,162
Cincinnati Financial Corp.	4,898	373,962
Everest Re Group Ltd.	1,313	298,484
Globe Life, Inc.	3,200	297,920
Hartford Financial Services Group, Inc. (The)	11,716	517,847
Lincoln National Corp.	5,938	280,392
Loews Corp.	7,786	326,311
Marsh & McLennan Cos., Inc.	16,545	1,896,719
MetLife, Inc.	25,199	1,163,438
Principal Financial Group, Inc.	8,338	415,149
Progressive Corp. (The)	19,134	1,666,763
Prudential Financial, Inc.	12,919	976,935
Travelers Cos., Inc. (The)	8,274	1,072,724
Unum Group	6,651	147,852
W R Berkley Corp.	4,605	299,924
Willis Towers Watson plc	4,215	877,521
		18,394,509
Interactive Media & Services - 3.4%
Alphabet, Inc., Class A*	9,814	17,217,682
Alphabet, Inc., Class C*	9,594	16,892,540
Facebook, Inc., Class A*	78,557	21,757,932
Twitter, Inc.*	25,836	1,201,632
		57,069,786
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	13,907	44,057,932
Booking Holdings, Inc.*	1,348	2,734,350
eBay, Inc.	21,718	1,095,239
Etsy, Inc.*	3,903	627,212
Expedia Group, Inc.	4,436	552,238
		49,066,971
IT Services - 3.2%
Accenture plc, Class A	20,788	5,178,083
Akamai Technologies, Inc.*	5,318	550,466
Automatic Data Processing, Inc.	14,050	2,443,014
Broadridge Financial Solutions, Inc.	3,759	552,122
Cognizant Technology Solutions Corp., Class A	17,711	1,383,761
DXC Technology Co.	8,299	181,831
Fidelity National Information Services, Inc.	20,239	3,003,670
Fiserv, Inc.*	18,163	2,092,014
FleetCor Technologies, Inc.*	2,752	729,858
Gartner, Inc.*	2,914	442,928
Global Payments, Inc.	9,771	1,907,202
International Business Machines Corp.	29,093	3,593,567
Jack Henry & Associates, Inc.	2,504	402,794
Leidos Holdings, Inc.	4,364	439,455
Mastercard, Inc., Class A	28,861	9,712,015
Paychex, Inc.	10,468	975,094
PayPal Holdings, Inc.*	38,327	8,206,577
VeriSign, Inc.*	3,306	663,580
Visa, Inc., Class A	55,095	11,589,233
Western Union Co. (The)	13,430	302,981
		54,350,245
Leisure Products - 0.0%(c)
Hasbro, Inc.	4,166	387,563

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	10,067	1,176,832
Bio-Rad Laboratories, Inc., Class A*	703	378,566
Illumina, Inc.*	4,774	1,537,658
IQVIA Holdings, Inc.*	6,253	1,056,694
Mettler-Toledo International, Inc.*	779	895,881
PerkinElmer, Inc.	3,651	485,583
Thermo Fisher Scientific, Inc.	12,939	6,016,376
Waters Corp.*	2,021	468,892
		12,016,482
Machinery - 1.0%
Caterpillar, Inc.	17,701	3,072,717
Cummins, Inc.	4,822	1,114,702
Deere & Co.	10,252	2,682,128
Dover Corp.	4,703	573,907
Flowserve Corp.	4,251	144,874
Fortive Corp.	11,012	772,271
IDEX Corp.	2,473	477,660
Illinois Tool Works, Inc.	9,400	1,984,246
Ingersoll Rand, Inc.*	12,121	536,597
Otis Worldwide Corp.	13,296	890,034
PACCAR, Inc.	11,309	984,561
Parker-Hannifin Corp.	4,205	1,123,828
Pentair plc	5,419	280,813
Snap-on, Inc.	1,780	313,013
Stanley Black & Decker, Inc.	5,213	960,808
Westinghouse Air Brake Technologies Corp.	5,842	428,219
Xylem, Inc.	5,880	564,304
		16,904,682
Media - 0.8%
Charter Communications, Inc., Class A*	4,897	3,192,795
Comcast Corp., Class A	148,944	7,482,947
Discovery, Inc., Class A*(b)	5,231	140,766
Discovery, Inc., Class C*	10,110	242,842
DISH Network Corp., Class A*	8,058	289,041
Fox Corp., Class A	11,222	323,643
Fox Corp., Class B	5,115	145,164
Interpublic Group of Cos., Inc. (The)	12,737	283,780
News Corp., Class A	12,702	224,190
News Corp., Class B	3,978	70,848
Omnicom Group, Inc.	7,019	442,197
ViacomCBS, Inc.	18,419	649,822
		13,488,035
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	47,456	1,109,996
Newmont Corp.	26,249	1,543,966
Nucor Corp.	9,864	529,697
		3,183,659

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail - 0.3%
Dollar General Corp.	8,137	1,778,585
Dollar Tree, Inc.*	7,750	846,614
Target Corp.	16,356	2,936,393
		5,561,592
Multi-Utilities - 0.5%
Ameren Corp.	8,070	627,685
CenterPoint Energy, Inc.	17,799	412,759
CMS Energy Corp.	9,367	576,445
Consolidated Edison, Inc.	10,921	832,726
Dominion Energy, Inc.	27,461	2,155,414
DTE Energy Co.	6,292	791,596
NiSource, Inc.	12,514	302,839
Public Service Enterprise Group, Inc.	16,518	962,669
Sempra Energy	9,452	1,204,941
WEC Energy Group, Inc.	10,306	978,555
		8,845,629
Oil, Gas & Consumable Fuels - 1.2%
Apache Corp.	12,347	159,153
Cabot Oil & Gas Corp.	13,019	228,093
Chevron Corp.	62,904	5,483,971
Concho Resources, Inc.	6,424	369,251
ConocoPhillips	35,044	1,386,341
Devon Energy Corp.	12,507	174,973
Diamondback Energy, Inc.	5,156	206,034
EOG Resources, Inc.	19,025	891,892
Exxon Mobil Corp.	138,162	5,268,117
Hess Corp.	8,928	421,223
HollyFrontier Corp.	4,870	113,909
Kinder Morgan, Inc.	63,599	914,554
Marathon Oil Corp.	25,785	152,647
Marathon Petroleum Corp.	21,271	827,016
Occidental Petroleum Corp.	27,348	431,004
ONEOK, Inc.	14,510	520,474
Phillips 66	14,267	864,295
Pioneer Natural Resources Co.	5,371	540,215
Valero Energy Corp.	13,319	716,163
Williams Cos., Inc. (The)	39,661	832,088
		20,501,413
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	7,371	1,808,254

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	73,643	4,595,323
Catalent, Inc.*	5,366	515,887
Eli Lilly and Co.	25,948	3,779,326
Johnson & Johnson	86,030	12,446,820
Merck & Co., Inc.	82,636	6,643,108
Perrigo Co. plc	4,462	215,158
Pfizer, Inc.	181,570	6,955,947
Viatris, Inc.*	39,417	662,994
Zoetis, Inc.	15,526	2,490,060
		38,304,623
Professional Services - 0.2%
Equifax, Inc.	3,967	662,092
IHS Markit Ltd.	12,185	1,211,920
Nielsen Holdings plc	11,657	188,494
Robert Half International, Inc.	3,741	240,098
Verisk Analytics, Inc.	5,307	1,052,431
		3,355,035
Real Estate Management & Development - 0.0%(c)
CBRE Group, Inc., Class A*	10,948	669,361

Road & Rail - 0.6%
CSX Corp.	24,992	2,250,529
JB Hunt Transport Services, Inc.	2,728	369,044
Kansas City Southern	3,082	573,776
Norfolk Southern Corp.	8,330	1,974,377
Old Dominion Freight Line, Inc.	3,139	638,347
Union Pacific Corp.	22,177	4,525,882
		10,331,955
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	38,363	3,554,716
Analog Devices, Inc.	12,074	1,679,252
Applied Materials, Inc.	29,843	2,461,451
Broadcom, Inc.	13,142	5,277,564
Intel Corp.	138,959	6,718,668
KLA Corp.	5,083	1,280,763
Lam Research Corp.	4,761	2,155,114
Maxim Integrated Products, Inc.	8,725	724,524
Microchip Technology, Inc.	8,249	1,108,583
Micron Technology, Inc.*	36,303	2,326,659
NVIDIA Corp.	20,159	10,806,434
Qorvo, Inc.*	3,728	584,103
QUALCOMM, Inc.	36,856	5,424,097
Skyworks Solutions, Inc.	5,457	770,365
Teradyne, Inc.	5,423	598,374
Texas Instruments, Inc.	29,920	4,824,600
Xilinx, Inc.	7,984	1,162,071
		51,457,338
Software - 5.1%
Adobe, Inc.*	15,668	7,496,668
ANSYS, Inc.*	2,803	947,582
Autodesk, Inc.*	7,160	2,006,447
Cadence Design Systems, Inc.*	9,109	1,059,377
Citrix Systems, Inc.	4,032	499,645
Fortinet, Inc.*	4,387	540,610
Intuit, Inc.	8,555	3,011,531
Microsoft Corp.	247,268	52,932,661
NortonLifeLock, Inc.	19,311	352,039
Oracle Corp.	63,171	3,646,230
Paycom Software, Inc.*	1,607	670,248
salesforce.com, Inc.*	29,731	7,307,880
ServiceNow, Inc.*	6,262	3,347,352
Synopsys, Inc.*	4,956	1,127,490
Tyler Technologies, Inc.*	1,313	561,439
		85,507,199
Specialty Retail - 1.4%
Advance Auto Parts, Inc.	2,255	333,063
AutoZone, Inc.*	758	862,339
Best Buy Co., Inc.	7,526	818,829
CarMax, Inc.*	5,330	498,248
Gap, Inc. (The)	6,710	140,642
Home Depot, Inc. (The)	35,177	9,758,452
L Brands, Inc.	7,626	295,965
Lowe's Cos., Inc.	24,687	3,846,728
O'Reilly Automotive, Inc.*	2,422	1,071,590
Ross Stores, Inc.	11,629	1,250,350
Tiffany & Co.	3,528	463,861
TJX Cos., Inc. (The)	39,167	2,487,496
Tractor Supply Co.	3,795	534,374
Ulta Beauty, Inc.*	1,843	507,562
		22,869,499

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	525,281	62,534,703
Hewlett Packard Enterprise Co.	42,041	464,133
HP, Inc.	44,882	984,262
NetApp, Inc.	7,254	386,711
Seagate Technology plc	7,290	428,725
Western Digital Corp.	9,885	443,639
Xerox Holdings Corp.	5,843	127,903
		65,370,076
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	11,377	161,553
NIKE, Inc., Class B	40,665	5,477,576
PVH Corp.	2,316	184,099
Ralph Lauren Corp.	1,579	135,399
Tapestry, Inc.	9,028	255,673
Under Armour, Inc., Class A*	6,160	102,071
Under Armour, Inc., Class C*	6,353	92,436
VF Corp.	10,439	870,613
		7,279,420
Tobacco - 0.4%
Altria Group, Inc.	60,720	2,418,478
Philip Morris International, Inc.	50,884	3,854,463
		6,272,941
Trading Companies & Distributors - 0.1%
Fastenal Co.	18,744	926,891
United Rentals, Inc.*	2,355	534,538
WW Grainger, Inc.	1,470	614,901
		2,076,330
Water Utilities - 0.1%
American Water Works Co., Inc.	5,923	908,470

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	19,007	2,526,791

TOTAL COMMON STOCKS (Cost $917,255,995)		979,047,498

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $213,420)	213,420	213,420

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.7%

REPURCHASE AGREEMENTS(e) - 12.7%
Repurchase Agreements with various counterparties, rates 0.07% - 0.08%, dated 11/30/2020, due 12/1/2020, total to be received $212,242,533 (Cost $212,242,112)	212,242,112	212,242,112
Total Investments - 71.1% (Cost $1,129,711,527)		1,191,503,030
Other assets less liabilities - 28.9%		484,549,393
Net Assets - 100.0%		1,676,052,423

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $429,770,339.
(b)	The security or a portion of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $197,621, collateralized in the form of cash with a value of $213,420 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2020. The total value of securities purchased was $213,420.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$410,796,791
Aggregate gross unrealized depreciation	(156,007,386)
Net unrealized appreciation	$254,789,405
Federal income tax cost	$1,286,548,167

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2020 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	588	12/18/2020	USD	$106,522,080	$5,480,806

Swap Agreementsa

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2020:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
1,268,133,370	12/7/2020	Bank of America NA	0.43%	S&P 500®	13,715,433	(13,715,433)	—	—
52,412,229	11/8/2021	BNP Paribas SA	0.68%	S&P 500®	(121,936,735)	110,816,323	11,120,412	—
798,142,063	12/6/2021	Citibank NA	0.39%	S&P 500®	16,451,908	—	(16,451,908)	—
697,181,883	11/8/2021	Credit Suisse International	0.63%	S&P 500®	89,924,767	—	(89,924,767)	—
211,658,922	3/8/2021	Goldman Sachs International	0.65%	S&P 500®	132,766,657	(132,759,956)	(6,701)	—
27,799,632	11/8/2021	Morgan Stanley & Co. International plc	0.14%	S&P 500®	4,128,497	(4,128,497)	—	—
784,781,870	1/6/2021	Societe Generale	0.48%	S&P 500®	112,515,081	(90,982,151)	(21,532,930)	—
103,582,240	11/8/2021	UBS AG	0.63%	S&P 500®	96,788,128	(3,404,367)	(93,383,761)	—

3,943,692,209					344,353,736
				Total Unrealized Appreciation	466,290,471
				Total Unrealized Depreciation	(121,936,735)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S Dollar

See accompanying notes to the financial statements.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form.
(1)	Not required for this filing.
(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(3)	Not applicable.
(4)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 5, 2021

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
February 5, 2021